UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-58433

BMO Funds, Inc.

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue, Suite 200

            Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

John M. Blaser

BMO Asset Management Corp.

111 East Kilbourn Avenue, Suite 200

                Milwaukee, WI 53202

(Name and address of agent for service)

Copies to:

Michael P. O’Hare, Esq.

Stradley, Ronon, Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: February 28, 2018

Item 1. Reports to Stockholders.

BMO Funds	February 28, 2018

Semi-Annual

report

Equity Funds

International & Global Funds

Alternative Funds

Fixed Income Funds

Money Market Funds

Financial Information

Expense Example			2

Schedules of Investments:

Equity Funds:		Fixed Income Funds:
BMO Low Volatility Equity Fund	5	BMO Ultra Short Tax-Free Fund	41
BMO Dividend Income Fund	7	BMO Short Tax-Free Fund	44
BMO Large-Cap Value Fund	9	BMO Short-Term Income Fund	47
BMO Large-Cap Growth Fund	10	BMO Intermediate Tax-Free Fund	52
BMO Mid-Cap Value Fund	12	BMO Strategic Income Fund	57
BMO Mid-Cap Growth Fund	14	BMO TCH Corporate Income Fund	60
BMO Small-Cap Value Fund	16	BMO TCH Core Plus Bond Fund	64
BMO Small-Cap Core Fund	18	BMO High Yield Bond Fund	68
BMO Small-Cap Growth Fund	21	Money Market Funds:
International and Global Funds:		BMO Government Money Market Fund	70
BMO Global Low Volatility Equity Fund	23	BMO Tax-Free Money Market Fund	73
BMO Disciplined International Equity Fund	26	BMO Prime Money Market Fund	75
BMO Pyrford International Stock Fund	28	BMO Institutional Prime Money Market Fund	78
BMO LGM Emerging Markets Equity Fund	29
Alternative Funds:
BMO Alternative Strategies Fund	30
BMO Global Long/Short Equity Fund	38

Notes to Schedules of Investments			82
Statements of Assets and Liabilities			84
Statements of Operations			91
Statements of Changes in Net Assets			98
Financial Highlights			106
Notes to Financial Statements			119

Shareholder Report Disclosure of Directors’ Approval of Continuation of Contracts			146

Not FDIC Insured	No Bank Guarantee	May Lose Value

Expense Example (Unaudited)

For the Six Months Ended February 28, 2018

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended February 28, 2018 (9/1/17-2/28/18).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Investor				Advisor				Institutional
Fund	Beginning account value 9/1/17	Ending account value 2/28/18	Annualized Expense Ratio(1)	Expenses paid during period 9/1/17- 2/28/18(1)	Beginning account value 9/1/17	Ending account value 2/28/18	Annualized Expense Ratio(1)	Expenses paid during period 9/1/17- 2/28/18(1)	Beginning account value 9/1/17	Ending account value 2/28/18	Annualized Expense Ratio(1)	Expenses paid during period 9/1/17- 2/28/18(1)
Low Volatility Equity Fund
Actual					$1,000.00	$1,050.00	0.90%	$4.57	$1,000.00	$1,050.40	0.65%	$3.30
Hypothetical (5% return before expenses)					1,000.00	1,020.54	0.90	4.51	1,000.00	1,021.78	0.65	3.26
Dividend Income Fund
Actual					1,000.00	1,130.00	0.90	4.76	1,000.00	1,131.70	0.65	3.44
Hypothetical (5% return before expenses)					1,000.00	1,020.54	0.90	4.51	1,000.00	1,021.78	0.65	3.26
Large-Cap Value Fund
Actual					1,000.00	1,104.30	0.97	5.08	1,000.00	1,104.70	0.72	3.78
Hypothetical (5% return before expenses)					1,000.00	1,020.19	0.97	4.86	1,000.00	1,021.43	0.72	3.61
Large-Cap Growth Fund
Actual	$1,000.00	$1,127.40	0.97%	$5.14	1,000.00	1,127.40	0.97	5.14	1,000.00	1,129.50	0.72	3.82
Hypothetical (5% return before expenses)	1,000.00	1,020.19	0.97	4.86	1,000.00	1,020.19	0.97	4.86	1,000.00	1,021.43	0.72	3.61
Mid-Cap Value Fund
Actual					1,000.00	1,065.00	1.24	6.35	1,000.00	1,066.20	0.99	5.08
Hypothetical (5% return before expenses)					1,000.00	1,018.85	1.24	6.21	1,000.00	1,020.09	0.99	4.96

Expense Example (Unaudited) (continued)

	Investor				Advisor				Institutional
Fund	Beginning account value 9/1/17	Ending account value 2/28/18	Annualized Expense Ratio(1)	Expenses paid during period 9/1/17- 2/28/18(1)	Beginning account value 9/1/17	Ending account value 2/28/18	Annualized Expense Ratio(1)	Expenses paid during period 9/1/17- 2/28/18(1)	Beginning account value 9/1/17	Ending account value 2/28/18	Annualized Expense Ratio(1)	Expenses paid during period 9/1/17- 2/28/18(1)
Mid-Cap Growth Fund
Actual					$1,000.00	$1,156.40	1.24%	$6.62	$1,000.00	$1,158.10	0.99%	$5.29
Hypothetical (5% return before expenses)					1,000.00	1,018.85	1.24	6.21	1,000.00	1,020.09	0.99	4.96
Small-Cap Value Fund
Actual					1,000.00	1,065.60	1.24	6.35	1,000.00	1,067.80	0.99	5.07
Hypothetical (5% return before expenses)					1,000.00	1,018.85	1.24	6.21	1,000.00	1,020.09	0.99	4.96
Small-Cap Core Fund
Actual					1,000.00	1,077.30	1.15	5.94	1,000.00	1,078.20	0.90	4.65
Hypothetical (5% return before expenses)					1,000.00	1,019.30	1.15	5.76	1,000.00	1,020.54	0.90	4.51
Small-Cap Growth Fund
Actual					1,000.00	1,094.40	1.24	6.44	1,000.00	1,095.50	0.99	5.14
Hypothetical (5% return before expenses)					1,000.00	1,018.85	1.24	6.21	1,000.00	1,020.09	0.99	4.96
Global Low Volatility Equity Fund
Actual					1,000.00	1,064.30	1.10	5.63	1,000.00	1,065.90	0.85	4.36
Hypothetical (5% return before expenses)					1,000.00	1,019.55	1.10	5.51	1,000.00	1,020.79	0.85	4.26
Disciplined International Equity Fund
Actual					1,000.00	1,044.20	1.15	5.81	1,000.00	1,045.20	0.90	4.56
Hypothetical (5% return before expenses)					1,000.00	1,019.30	1.15	5.76	1,000.00	1,020.54	0.90	4.51
Pyrford International Stock Fund
Actual	$1,000.00	$1,025.10	1.19%	$5.98	1,000.00	1,025.10	1.19	5.98	1,000.00	1,026.50	0.94	4.72
Hypothetical (5% return before expenses)	1,000.00	1,019.10	1.19	5.96	1,000.00	1,019.10	1.19	5.96	1,000.00	1,020.34	0.94	4.71
LGM Emerging Markets Equity Fund
Actual					1,000.00	1,063.40	1.40	7.14	1,000.00	1,064.70	1.15	5.87
Hypothetical (5% return before expenses)					1,000.00	1,018.06	1.40	7.01	1,000.00	1,019.30	1.15	5.76
Alternative Strategies Fund
Actual					1,000.00	985.60	2.30	11.33	1,000.00	986.70	2.05	10.10
Hypothetical (5% return before expenses)					1,000.00	1,013.60	2.30	11.48	1,000.00	1,014.83	2.05	10.24
Global Long/Short Equity Fund
Actual					1,000.00	1,017.80	2.39	11.98	1,000.00	1,019.10	2.14	10.73
Hypothetical (5% return before expenses)					1,000.00	1,013.15	2.39	11.93	1,000.00	1,014.39	2.14	10.69
Ultra Short Tax-Free Fund
Actual					1,000.00	1,003.90	0.55	2.73	1,000.00	1,004.10	0.30	1.49
Hypothetical (5% return before expenses)					1,000.00	1,022.27	0.55	2.76	1,000.00	1,023.51	0.30	1.51
Short Tax-Free Fund
Actual					1,000.00	997.90	0.55	2.73	1,000.00	999.70	0.40	1.98
Hypothetical (5% return before expenses)					1,000.00	1,022.27	0.55	2.76	1,000.00	1,023.02	0.40	2.01
Short-Term Income Fund
Actual					1,000.00	997.70	0.60	2.97	1,000.00	998.90	0.35	1.74
Hypothetical (5% return before expenses)					1,000.00	1,022.03	0.60	3.01	1,000.00	1,023.26	0.35	1.76
Intermediate Tax-Free Fund
Actual	1,000.00	993.10	0.55	2.72	1,000.00	993.10	0.55	2.72	1,000.00	994.30	0.32	1.57
Hypothetical (5% return before expenses)	1,000.00	1,022.27	0.55	2.76	1,000.00	1,022.27	0.55	2.76	1,000.00	1,023.41	0.32	1.61
Strategic Income Fund
Actual	1,000.00	1,004.80	0.80	3.98	1,000.00	1,004.80	0.80	3.98	1,000.00	1,006.00	0.55	2.74
Hypothetical (5% return before expenses)	1,000.00	1,021.03	0.80	4.01	1,000.00	1,021.03	0.80	4.01	1,000.00	1,022.27	0.55	2.76
TCH Corporate Income Fund
Actual	1,000.00	995.60	0.59	2.92	1,000.00	995.60	0.59	2.92	1,000.00	995.50	0.46	2.26
Hypothetical (5% return before expenses)	1,000.00	1,022.07	0.59	2.96	1,000.00	1,022.07	0.59	2.96	1,000.00	1,022.72	0.46	2.31

Expense Example (Unaudited) (continued)

	Investor				Advisor				Institutional
Fund	Beginning account value 9/1/17	Ending account value 2/28/18	Annualized Expense Ratio(1)	Expenses paid during period 9/1/17- 2/28/18(1)	Beginning account value 9/1/17	Ending account value 2/28/18	Annualized Expense Ratio(1)	Expenses paid during period 9/1/17- 2/28/18(1)	Beginning account value 9/1/17	Ending account value 2/28/18	Annualized Expense Ratio(1)	Expenses paid during period 9/1/17- 2/28/18(1)
TCH Core Plus Bond Fund
Actual	$1,000.00	$988.90	0.58%	$2.86	$1,000.00	$988.90	0.58%	$2.86	$1,000.00	$991.00	0.33%	$1.63
Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.58	2.91	1,000.00	1,022.12	0.58	2.91	1,000.00	1,023.36	0.33	1.66
High Yield Bond Fund
Actual					1,000.00	1,006.60	0.90	4.48	1,000.00	1,007.80	0.65	3.24
Hypothetical (5% return before expenses)					1,000.00	1,020.54	0.90	4.51	1,000.00	1,021.78	0.65	3.26

									Premier
Government Money Market Fund
Actual	1,000.00	1,003.70	0.45	2.23					1,000.00	1,004.90	0.20	0.99
Hypothetical (5% return before expenses)	1,000.00	1,022.77	0.45	2.26					1,000.00	1,024.01	0.20	1.00
Tax-Free Money Market Fund
Actual	1,000.00	1,003.20	0.45	2.23					1,000.00	1,004.40	0.20	0.99
Hypothetical (5% return before expenses)	1,000.00	1,022.77	0.45	2.26					1,000.00	1,024.01	0.20	1.00
Prime Money Market Fund
Actual	1,000.00	1,004.60	0.45	2.23					1,000.00	1,005.90	0.20	0.99
Hypothetical (5% return before expenses)	1,000.00	1,022.77	0.45	2.26					1,000.00	1,024.01	0.20	1.00
Institutional Prime Money Market Fund
Actual	1,000.00	1,004.70	0.45	2.23					1,000.00	1,006.00	0.20	0.99
Hypothetical (5% return before expenses)	1,000.00	1,022.77	0.45	2.26					1,000.00	1,024.01	0.20	1.00

	Retirement Class R-3				Retirement Class R-6				Retirement Class F-3
Fund	Beginning account value 9/1/17	Ending account value 2/28/18	Annualized Expense Ratio(1)	Expenses paid during period 9/1/17- 2/28/18(1)	Beginning account value 9/1/17	Ending account value 2/28/18	Annualized Expense Ratio(1)	Expenses paid during period 9/1/17- 2/28/18(1)	Beginning account value 9/1/17	Ending account value 2/28/18	Annualized Expense Ratio(1)	Expenses paid during period 9/1/17- 2/28/18(1)
Large-Cap Value Fund
Actual					$1,000.00	$1,106.00	0.57%	$3.00
Hypothetical (5% return before expenses)					1,000.00	1,022.17	0.57	2.86
Large-Cap Growth Fund
Actual					1,000.00	1,130.10	0.57	3.03
Hypothetical (5% return before expenses)					1,000.00	1,022.17	0.57	2.86
Mid-Cap Value Fund
Actual	$1,000.00	$1,063.40	1.49%	$7.62	1,000.00	1,067.30	0.84	4.31
Hypothetical (5% return before expenses)	1,000.00	1,017.61	1.49	7.45	1,000.00	1,020.84	0.84	4.21
Mid-Cap Growth Fund
Actual					1,000.00	1,158.70	0.84	4.50
Hypothetical (5% return before expenses)					1,000.00	1,020.84	0.84	4.21
Small-Cap Value Fund
Actual	1,000.00	1,065.00	1.49	7.64	1,000.00	1,069.10	0.84	4.31
Hypothetical (5% return before expenses)	1,000.00	1,017.61	1.49	7.45	1,000.00	1,020.84	0.84	4.21
Pyrford International Stock Fund
Actual					1,000.00	1,027.90	0.79	3.95	$1,000.00	$1,027.90	0.79%	$3.95
Hypothetical (5% return before expenses)					1,000.00	1,021.08	0.79	3.96	1,000.00	1,021.08	0.79	3.96

(1)	Expenses are equal to the Funds’ annualized expense ratios for the period September 1, 2017 through February 28, 2018, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). These expenses and ratios are exclusive of acquired fund fees and expenses.

February 28, 2018 (Unaudited)

Schedules of Investments	BMO Funds

Low Volatility Equity Fund

Description	Shares	Value
Common Stocks — 98.2%

Consumer Discretionary — 9.7%

Apparel Retail — 0.3%
Foot Locker, Inc.	8,297	$380,915

Apparel, Accessories & Luxury Goods — 0.9%
Carter’s, Inc. (1)	6,666	777,789
Michael Kors Holdings, Ltd. (2)	8,633	543,275

		1,321,064

Cable & Satellite — 1.7%
Comcast Corp., Class A	74,676	2,704,018

Computer & Electronics Retail — 0.3%
Best Buy Co., Inc. (1)	7,393	535,549

Education Services — 0.8%
Bright Horizons Family Solutions, Inc. (1)(2)	13,388	1,279,491

General Merchandise Stores — 0.4%
Target Corp. (1)	8,641	651,618

Movies & Entertainment — 1.9%
Madison Square Garden Co., Class A (2)	1,727	421,733
Walt Disney Co. (1)	24,932	2,571,985

		2,993,718

Publishing — 0.3%
John Wiley & Sons, Inc., Class A (1)	7,227	464,335

Restaurants — 2.4%
Brinker International, Inc. (1)	22,309	768,099
Darden Restaurants, Inc. (1)	13,947	1,285,774
Dunkin’ Brands Group, Inc. (1)	27,287	1,634,218

		3,688,091

Specialized Consumer Services — 0.7%
ServiceMaster Global Holdings, Inc. (2)	19,863	1,020,164

Total Consumer Discretionary		15,038,963

Consumer Staples — 15.3%

Agricultural Products — 0.5%
Bunge, Ltd. (1)	5,007	377,678
Ingredion, Inc.	3,297	430,720

		808,398

Drug Retail — 1.3%
CVS Health Corp. (1)	30,655	2,076,263

Food Distributors — 2.9%
Sysco Corp. (1)	31,405	1,873,308
U.S. Foods Holding Corp. (2)	79,045	2,639,313

		4,512,621

Food Retail — 1.0%
Kroger Co. (1)	59,077	1,602,168

Household Products — 0.8%
Church & Dwight Co., Inc. (1)	9,977	490,769
Spectrum Brands Holdings, Inc. (1)	6,971	688,107

		1,178,876

Hypermarkets & Super Centers — 4.1%
Costco Wholesale Corp. (1)	15,113	2,885,072
Wal-Mart, Inc. (1)	37,569	3,381,585

		6,266,657

Description	Shares	Value
Common Stocks (continued)

Consumer Staples (continued)

Packaged Foods & Meats — 2.1%
ConAgra Brands, Inc. (1)	39,981	$1,444,514
J. M. Smucker Co. (1)	3,218	406,433
Kellogg Co. (1)	7,403	490,079
Pinnacle Foods, Inc.	17,944	968,258

		3,309,284

Personal Products — 0.7%
Estee Lauder Cos., Inc., Class A (1)	7,356	1,018,365

Soft Drinks — 1.9%
PepsiCo, Inc.	26,665	2,925,951

Total Consumer Staples		23,698,583

Energy — 4.4%

Integrated Oil & Gas — 2.9%
Chevron Corp. (1)	26,861	3,006,283
Exxon Mobil Corp. (1)	7,066	535,179
Occidental Petroleum Corp.	13,708	899,245

		4,440,707

Oil & Gas-Equipment & Services — 0.6%
Schlumberger, Ltd. (1)	15,527	1,019,192

Oil & Gas-Exploration & Production — 0.4%
Cabot Oil & Gas Corp.	24,243	585,711

Oil & Gas-Refining & Marketing — 0.5%
Valero Energy Corp. (1)	8,689	785,659

Total Energy		6,831,269

Financials — 15.6%

Consumer Finance — 1.7%
American Express Co.	27,636	2,694,786

Financial Exchanges & Data — 0.9%
Morningstar, Inc. (1)	14,251	1,331,756

Insurance Brokers — 0.3%
Brown & Brown, Inc.	7,498	394,695

Life & Health Insurance — 3.0%
Aflac, Inc. (1)	40,026	3,557,511
Unum Group	22,424	1,142,727

		4,700,238

Multi-Line Insurance — 0.6%
Hartford Financial Services Group, Inc. (1)	18,510	978,253

Property & Casualty Insurance — 6.0%
Allstate Corp.	35,638	3,287,962
Aspen Insurance Holdings, Ltd. (1)	9,713	353,553
Axis Capital Holdings, Ltd. (1)	33,084	1,632,365
Progressive Corp. (1)	27,574	1,587,711
Travelers Cos., Inc. (1)	17,503	2,432,917

		9,294,508

Regional Banks — 2.2%
BB&T Corp. (1)	7,160	389,146
PNC Financial Services Group, Inc.	16,458	2,594,768
Regions Financial Corp.	20,410	396,158

		3,380,072

Reinsurance — 0.9%
Everest Re Group, Ltd. (1)	5,920	1,422,221

Total Financials		24,196,529

Healthcare — 17.8%

Biotechnology — 0.8%
AbbVie, Inc.	10,475	1,213,319

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Schedules of Investments

Low Volatility Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare Equipment — 5.4%
Baxter International, Inc. (1)	49,637	$3,364,892
Becton, Dickinson and Co. (1)	12,597	2,796,786
Hill-Rom Holdings, Inc. (1)	7,335	613,646
Medtronic PLC	11,841	945,978
Varian Medical Systems, Inc. (1)(2)	5,980	713,653

		8,434,955

Healthcare Services — 0.6%
DaVita, Inc. (2)	7,318	527,042
Express Scripts Holding Co. (2)	5,989	451,870

		978,912

Healthcare Supplies — 1.3%
Cooper Cos., Inc. (1)	8,409	1,938,443

Life Sciences Tools & Services — 0.8%
Bio-Rad Laboratories, Inc., Class A (1)(2)	2,481	669,969
Bio-Techne Corp. (1)	4,128	583,452

		1,253,421

Managed Healthcare — 1.4%
Anthem, Inc. (1)	2,169	510,539
Cigna Corp.	8,606	1,685,830

		2,196,369

Pharmaceuticals — 7.5%
Bristol-Myers Squibb Co.	10,417	689,605
Eli Lilly & Co.	33,885	2,609,823
Johnson & Johnson	26,203	3,403,246
Merck & Co., Inc.	33,057	1,792,350
Pfizer, Inc.	86,874	3,154,395

		11,649,419

Total Healthcare		27,664,838

Industrials — 9.4%

Aerospace & Defense — 5.6%
Boeing Co.	2,855	1,034,109
Huntington Ingalls Industries, Inc.	3,065	803,061
Lockheed Martin Corp. (1)	9,877	3,481,050
Northrop Grumman Corp.	5,032	1,761,401
Raytheon Co.	2,529	550,083
Spirit AeroSystems Holdings, Inc., Class A	11,732	1,071,014

		8,700,718

Environmental & Facilities Services — 3.3%
Republic Services, Inc. (1)	24,695	1,659,010
Waste Management, Inc. (1)	39,540	3,413,093

		5,072,103

Industrial Conglomerates — 0.2%
Carlisle Cos., Inc. (1)	3,434	353,393

Trucking — 0.3%
Landstar System, Inc. (1)	3,656	397,773

Total Industrials		14,523,987

Information Technology — 8.3%

Application Software — 0.3%
Cadence Design Systems, Inc. (2)	12,534	485,943

Communications Equipment — 0.4%
Motorola Solutions, Inc. (1)	5,950	631,593

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Consulting & Other Services — 1.6%
Amdocs, Ltd. (1)	36,910	$2,428,309

Data Processing & Outsourced Services — 1.7%
Genpact, Ltd.	84,330	2,645,432

Electronic Components — 0.5%
Dolby Laboratories, Inc., Class A (1)	12,806	826,627

Internet Software & Services — 1.3%
eBay, Inc. (1)(2)	12,229	524,135
VeriSign, Inc. (1)(2)	13,200	1,531,464

		2,055,599

Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc. (1)	21,536	3,835,992

Total Information Technology		12,909,495

Materials — 2.1%

Metal & Glass Containers — 0.7%
Berry Global Group, Inc. (1)(2)	20,171	1,097,302

Paper Packaging — 1.4%
Avery Dennison Corp.	6,496	767,503
Graphic Packaging Holding Co. (1)	89,488	1,370,061

		2,137,564

Total Materials		3,234,866

Real Estate — 4.5%

Office REIT’s — 0.4%
Highwoods Properties, Inc.	8,486	364,983
Piedmont Office Realty Trust, Inc., Class A (1)	16,570	297,597

		662,580

Residential REIT’s — 3.3%
Essex Property Trust, Inc. (1)	14,044	3,143,468
UDR, Inc.	61,414	2,064,739

		5,208,207

Specialized REIT’s — 0.8%
Equinix, Inc.	3,070	1,203,747

Total Real Estate		7,074,534

Telecommunication Services — 1.4%

Integrated Telecommunication Services — 1.4%
AT&T, Inc. (1)	62,314	2,261,998

Utilities — 9.7%

Electric Utilities — 6.4%
American Electric Power Co., Inc.	47,029	3,084,162
Entergy Corp.	22,536	1,708,679
Exelon Corp.	84,314	3,122,991
Great Plains Energy, Inc.	49,577	1,445,169
Xcel Energy, Inc. (1)	12,706	549,916

		9,910,917

Multi-Utilities — 3.3%
Ameren Corp.	56,952	3,092,494
Consolidated Edison, Inc. (1)	26,675	1,997,691

		5,090,185

Total Utilities		15,001,102

Total Common Stocks (identified cost $131,103,215)		152,436,164

Short-Term Investments — 45.7%

Collateral Pool Investments for Securities on Loan — 44.1%

Collateral pool allocation (3)		68,394,464

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Low Volatility Equity Fund (continued)

Description	Shares	Value
Short-Term Investments (continued)

Mutual Funds — 1.6%
BMO Institutional Prime Money Market Fund — Premier Class, 1.430% (4)	2,491,852	$2,491,852

Total Short-Term Investments (identified cost $70,886,264)		70,886,316

Total Investments — 143.9% (identified cost $201,989,479)		223,322,480
Other Assets and Liabilities — (43.9)%		(68,170,234)

Total Net Assets — 100.0%		$155,152,246

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	9.7%
Consumer Staples	15.3
Energy	4.4
Financials	15.6
Healthcare	17.8
Industrials	9.4
Information Technology	8.3
Materials	2.1
Real Estate	4.5
Telecommunication Services	1.4
Utilities	9.7
Other Assets & Liabilities, Net	1.8

Total	100.0%

Dividend Income Fund

Description	Shares	Value
Common Stocks — 97.9%

Consumer Discretionary — 7.9%

Automobile Manufacturers — 1.1%
Ford Motor Co. (1)	134,890	$1,431,183

Department Stores — 2.4%
Kohl’s Corp. (1)	33,237	2,196,633
Nordstrom, Inc. (1)	16,844	864,266

		3,060,899

Hotels, Resorts & Cruise Lines — 2.9%
Carnival Corp. (1)	24,974	1,671,010
Wyndham Worldwide Corp.	17,205	1,991,995

		3,663,005

Restaurants — 1.5%
Darden Restaurants, Inc. (1)	21,600	1,991,304

Total Consumer Discretionary		10,146,391

Consumer Staples — 7.0%

Drug Retail — 1.9%
CVS Health Corp. (1)	35,924	2,433,133

Food Distributors — 1.5%
Sysco Corp. (1)	33,271	1,984,615

Hypermarkets & Super Centers — 2.3%
Wal-Mart, Inc. (1)	32,848	2,956,649

Soft Drinks — 1.3%
PepsiCo, Inc.	14,732	1,616,542

Total Consumer Staples		8,990,939

Description	Shares	Value
Common Stocks (continued)

Energy — 7.4%

Integrated Oil & Gas — 3.6%
Chevron Corp. (1)	28,697	$3,211,768
Occidental Petroleum Corp.	21,605	1,417,288

		4,629,056

Oil & Gas-Refining & Marketing — 2.6%
Marathon Petroleum Corp.	16,014	1,025,857
Valero Energy Corp. (1)	25,698	2,323,613

		3,349,470

Oil & Gas-Storage & Transportation — 1.2%
Williams Cos., Inc.	55,848	1,550,341

Total Energy		9,528,867

Financials — 13.9%

Asset Management & Custody Banks — 1.1%
Ameriprise Financial, Inc.	8,932	1,397,322

Consumer Finance — 2.9%
Discover Financial Services (1)	25,630	2,020,413
Navient Corp. (1)	125,336	1,624,354

		3,644,767

Diversified Banks — 4.0%
JPMorgan Chase & Co.	14,396	1,662,738
Wells Fargo & Co.	59,376	3,468,152

		5,130,890

Life & Health Insurance — 2.7%
Aflac, Inc. (1)	7,025	624,382
Prudential Financial, Inc.	27,016	2,872,341

		3,496,723

Regional Banks — 3.2%
PNC Financial Services Group, Inc. (1)	6,523	1,028,416
Regions Financial Corp. (1)	78,411	1,521,958
SunTrust Banks, Inc. (1)	22,370	1,562,321

		4,112,695

Total Financials		17,782,397

Healthcare — 10.2%

Biotechnology — 4.6%
AbbVie, Inc.	31,560	3,655,595
Amgen, Inc.	12,375	2,274,153

		5,929,748

Pharmaceuticals — 5.6%
Eli Lilly & Co.	17,528	1,350,007
Johnson & Johnson	9,937	1,290,618
Merck & Co., Inc.	15,107	819,101
Pfizer, Inc.	102,588	3,724,970

		7,184,696

Total Healthcare		13,114,444

Industrials — 9.3%

Aerospace & Defense — 5.1%
Boeing Co.	9,994	3,619,927
Harris Corp.	13,012	2,031,824
Lockheed Martin Corp. (1)	2,405	847,618

		6,499,369

Airlines — 0.6%
Delta Air Lines, Inc.	15,148	816,478

Construction Machinery & Heavy Trucks — 1.4%
Cummins, Inc. (1)	10,511	1,767,635

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Schedules of Investments

Dividend Income Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Environmental & Facilities Services — 1.0%
Republic Services, Inc.	8,881	$596,626
Waste Management, Inc. (1)	7,758	669,670

		1,266,296

Industrial Machinery — 0.4%
Ingersoll-Rand PLC	6,479	575,335

Trucking — 0.8%
Ryder System, Inc. (1)	13,868	1,003,627

Total Industrials		11,928,740

Information Technology — 20.5%

Communications Equipment — 3.0%
Cisco Systems, Inc.	86,499	3,873,425

Electronic Equipment & Instruments — 0.6%
FLIR Systems, Inc. (1)	15,174	745,043

Semiconductor Equipment — 3.0%
KLA-Tencor Corp. (1)	24,253	2,748,107
Lam Research Corp.	5,704	1,094,370

		3,842,477

Semiconductors — 5.3%
Broadcom, Ltd. (1)	4,915	1,211,351
Intel Corp. (1)	66,623	3,283,848
Texas Instruments, Inc. (1)	20,959	2,270,907

		6,766,106

Systems Software — 3.7%
Microsoft Corp.	50,378	4,723,945

Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc. (1)	4,598	818,996
HP, Inc. (1)	78,202	1,829,145
NetApp, Inc. (1)	10,665	645,766
Seagate Technology PLC (1)	15,078	805,165
Western Digital Corp.	19,173	1,668,818
Xerox Corp.	19,210	582,447

		6,350,337

Total Information Technology		26,301,333

Materials — 5.4%

Commodity Chemicals — 0.6%
LyondellBasell Industries NV, Class A	6,608	715,118

Diversified Chemicals — 1.1%
Eastman Chemical Co. (1)	14,001	1,415,221

Fertilizers & Agricultural Chemicals — 1.0%
CF Industries Holdings, Inc. (1)	31,339	1,292,420

Paper Packaging — 2.7%
Avery Dennison Corp.	5,689	672,155
WestRock Co. (1)	42,644	2,804,270

		3,476,425

Total Materials		6,899,184

Real Estate — 5.7%

Hotel & Resort REIT’s — 2.1%
Host Hotels & Resorts, Inc. (1)	142,288	2,640,866

Office REIT’s — 0.8%
Alexandria Real Estate Equities, Inc. (1)	8,849	1,073,472

Description	Shares	Value
Common Stocks (continued)

Real Estate (continued)

Residential REIT’s — 1.7%
Essex Property Trust, Inc. (1)	7,245	$1,621,648
UDR, Inc. (1)	16,538	556,008

		2,177,656

Retail REIT’s — 0.6%
Kimco Realty Corp. (1)	48,623	727,400

Specialized REIT’s — 0.5%
Crown Castle International Corp. (1)	6,051	665,973

Total Real Estate		7,285,367

Telecommunication Services — 4.2%

Integrated Telecommunication Services — 4.2%
AT&T, Inc. (1)	60,752	2,205,297
Verizon Communications, Inc.	66,216	3,161,152

Total Telecommunication Services		5,366,449

Utilities — 6.4%

Electric Utilities — 3.4%
American Electric Power Co., Inc.	35,471	2,326,188
Exelon Corp. (1)	56,140	2,079,426

		4,405,614

Independent Power Producers & Energy Traders — 1.2%
AES Corp. (1)	138,499	1,505,484

Multi-Utilities — 1.8%
Ameren Corp.	27,954	1,517,902
CenterPoint Energy, Inc. (1)	29,500	797,975

		2,315,877

Total Utilities		8,226,975

Total Common Stocks (identified cost $94,924,960)		125,571,086

Short-Term Investments — 42.3%

Collateral Pool Investments for Securities on Loan — 40.5%

Collateral pool allocation (3)		51,991,590

Mutual Funds — 1.8%
BMO Institutional Prime Money Market Fund — Premier Class, 1.430% (4)	2,349,776	2,349,776

Total Short-Term Investments (identified cost $54,341,251)		54,341,366

Total Investments — 140.2% (identified cost $149,266,211)		179,912,452
Other Assets and Liabilities — (40.2)%		(51,602,731)

Total Net Assets — 100.0%		$128,309,721

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	7.9%
Consumer Staples	7.0
Energy	7.4
Financials	13.9
Healthcare	10.2
Industrials	9.3
Information Technology	20.5
Materials	5.4
Real Estate	5.7
Telecommunication Services	4.2
Utilities	6.4
Other Assets & Liabilities, Net	2.1

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Value Fund

Description	Shares	Value
Common Stocks — 98.0%

Consumer Discretionary — 8.1%

Apparel Retail — 0.7%
Gap, Inc. (1)	75,222	$2,375,511

Apparel, Accessories & Luxury Goods — 0.7%
Michael Kors Holdings, Ltd. (1)(2)	42,757	2,690,698

Auto Parts & Equipment — 1.5%
Lear Corp. (1)	29,230	5,453,441

Broadcasting — 0.4%
AMC Networks, Inc., Class A (1)(2)	30,572	1,607,170

Cable & Satellite — 1.6%
Comcast Corp., Class A (1)	156,269	5,658,501

Department Stores — 0.7%
Kohl’s Corp. (1)	38,845	2,567,266

Home Improvement Retail — 1.4%
Lowe’s Cos., Inc.	57,652	5,165,043

Hotels, Resorts & Cruise Lines — 1.1%
Wyndham Worldwide Corp. (1)	35,671	4,129,988

Total Consumer Discretionary		29,647,618

Consumer Staples — 6.0%

Drug Retail — 2.1%
CVS Health Corp. (1)	111,129	7,526,767

Food Distributors — 0.2%
Sysco Corp.	15,286	911,810

Hypermarkets & Super Centers — 2.8%
Wal-Mart, Inc. (1)	113,001	10,171,220

Packaged Foods & Meats — 0.9%
J. M. Smucker Co. (1)	26,604	3,360,085

Total Consumer Staples		21,969,882

Energy — 10.3%

Integrated Oil & Gas — 3.4%
Chevron Corp. (1)	112,915	12,637,447

Oil & Gas-Equipment & Services — 1.6%
Schlumberger, Ltd. (1)	86,766	5,695,320

Oil & Gas-Exploration & Production — 1.6%
ConocoPhillips (1)	105,376	5,722,970

Oil & Gas-Refining & Marketing — 3.7%
Marathon Petroleum Corp.	94,102	6,028,174
Valero Energy Corp. (1)	84,904	7,677,020

		13,705,194

Total Energy		37,760,931

Financials — 25.7%

Asset Management & Custody Banks — 1.5%
Northern Trust Corp. (1)	27,060	2,864,842
State Street Corp.	24,061	2,554,075

		5,418,917

Consumer Finance — 4.3%
American Express Co. (1)	27,050	2,637,646
Capital One Financial Corp. (1)	54,971	5,383,310
Synchrony Financial (1)	212,096	7,718,173

		15,739,129

Diversified Banks — 10.0%
Bank of America Corp. (1)	520,799	16,717,648
Citigroup, Inc. (1)	171,433	12,941,477
Wells Fargo & Co. (1)	122,932	7,180,458

		36,839,583

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Life & Health Insurance — 4.0%
MetLife, Inc.	38,608	$1,783,304
Prudential Financial, Inc.	62,772	6,673,919
Unum Group (1)	118,349	6,031,065

		14,488,288

Multi-Line Insurance — 1.2%
American International Group, Inc.	78,465	4,499,183

Property & Casualty Insurance — 1.4%
Allstate Corp. (1)	55,193	5,092,106

Regional Banks — 3.3%
Citizens Financial Group, Inc.	25,196	1,095,774
PNC Financial Services Group, Inc. (1)	30,827	4,860,185
Regions Financial Corp. (1)	309,989	6,016,887

		11,972,846

Total Financials		94,050,052

Healthcare — 13.6%

Biotechnology — 2.8%
AbbVie, Inc. (1)	52,672	6,100,998
Amgen, Inc. (1)	18,036	3,314,476
Celgene Corp. (2)	11,638	1,013,902

		10,429,376

Healthcare Equipment — 1.6%
Hill-Rom Holdings, Inc. (1)	40,372	3,377,521
Medtronic PLC	32,294	2,579,968

		5,957,489

Managed Healthcare — 0.5%
Cigna Corp.	8,405	1,646,456

Pharmaceuticals — 8.7%
Bristol-Myers Squibb Co. (1)	73,651	4,875,696
Eli Lilly & Co.	80,995	6,238,235
Johnson & Johnson	59,446	7,720,846
Pfizer, Inc. (1)	356,593	12,947,892

		31,782,669

Total Healthcare		49,815,990

Industrials — 9.8%

Aerospace & Defense — 4.5%
Boeing Co. (1)	16,842	6,100,341
Huntington Ingalls Industries, Inc.	19,022	4,983,954
Spirit AeroSystems Holdings, Inc., Class A (1)	58,649	5,354,067

		16,438,362

Airlines — 1.6%
Southwest Airlines Co. (1)	100,238	5,797,766

Building Products — 2.2%
Masco Corp. (1)	67,898	2,791,966
Owens Corning (1)	66,729	5,425,067

		8,217,033

Construction Machinery & Heavy Trucks — 0.3%
Allison Transmission Holdings, Inc. (1)	24,351	965,030

Trading Companies & Distributors — 1.2%
United Rentals, Inc. (1)(2)	26,129	4,574,927

Total Industrials		35,993,118

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Schedules of Investments

Large-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology — 6.9%

Communications Equipment — 3.9%
Cisco Systems, Inc.	178,535	$7,994,797
F5 Networks, Inc. (1)(2)	42,944	6,378,043

		14,372,840

Semiconductor Equipment — 1.6%
Lam Research Corp. (1)	30,988	5,945,358

Semiconductors — 0.9%
ON Semiconductor Corp. (1)(2)	131,000	3,133,520

Technology Hardware, Storage & Peripherals — 0.5%
Western Digital Corp. (1)	23,089	2,009,666

Total Information Technology		25,461,384

Materials — 3.5%

Commodity Chemicals — 0.5%
LyondellBasell Industries NV, Class A	16,525	1,788,336

Diversified Chemicals — 0.7%
Huntsman Corp. (1)	88,254	2,847,957

Metal & Glass Containers — 1.5%
Berry Global Group, Inc. (1)(2)	100,580	5,471,552

Steel — 0.8%
Steel Dynamics, Inc. (1)	62,394	2,885,722

Total Materials		12,993,567

Real Estate — 6.6%

Office REIT’s — 3.2%
Boston Properties, Inc. (1)	48,971	5,821,183
Highwoods Properties, Inc. (1)	68,772	2,957,884
Kilroy Realty Corp. (1)	42,103	2,867,214

		11,646,281

Residential REIT’s — 1.8%
Essex Property Trust, Inc. (1)	30,338	6,790,555

Retail REIT’s — 0.4%
Brixmor Property Group, Inc. (1)	86,206	1,339,641

Specialized REIT’s — 1.2%
Equinix, Inc. (1)	11,250	4,411,125

Total Real Estate		24,187,602

Utilities — 7.5%

Electric Utilities — 5.9%
American Electric Power Co., Inc. (1)	109,745	7,197,077
Entergy Corp. (1)	90,157	6,835,704
Exelon Corp. (1)	207,805	7,697,097

		21,729,878

Multi-Utilities — 1.6%
Ameren Corp.	109,017	5,919,623

Total Utilities		27,649,501

Total Common Stocks (identified cost $294,053,662)		359,529,645

Short-Term Investments — 46.7%

Collateral Pool Investments for Securities on Loan — 44.9%

Collateral pool allocation (3)		164,638,588

Description	Shares	Value
Short-Term Investments (continued)

Mutual Funds — 1.8%
BMO Institutional Prime Money Market Fund — Premier Class, 1.430% (4)	6,566,944	$6,566,944

Total Short-Term Investments (identified cost $171,205,372)		171,205,532

Total Investments — 144.7% (identified cost $465,259,034)		530,735,177
Other Assets and Liabilities — (44.7)%		(164,038,282)

Total Net Assets — 100.0%		$366,696,895

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	8.1%
Consumer Staples	6.0
Energy	10.3
Financials	25.7
Healthcare	13.6
Industrials	9.8
Information Technology	6.9
Materials	3.5
Real Estate	6.6
Utilities	7.5
Other Assets & Liabilities, Net	2.0

Total	100.0%

Large-Cap Growth Fund

Description	Shares	Value
Common Stocks — 98.0%

Consumer Discretionary — 15.6%

Apparel Retail — 0.9%
Burlington Stores, Inc. (1)(2)	27,594	$3,384,128

Apparel, Accessories & Luxury Goods — 0.8%
Michael Kors Holdings, Ltd. (1)(2)	49,761	3,131,460

Auto Parts & Equipment — 0.5%
Lear Corp.	10,739	2,003,575

Cable & Satellite — 3.4%
Comcast Corp., Class A	269,861	9,771,667
Sirius XM Holdings, Inc. (1)	558,529	3,507,562

		13,279,229

Home Improvement Retail — 0.8%
Home Depot, Inc.	18,039	3,287,968

Hotels, Resorts & Cruise Lines — 2.4%
Royal Caribbean Cruises, Ltd. (1)	46,443	5,879,684
Wyndham Worldwide Corp. (1)	30,126	3,487,988

		9,367,672

Internet & Direct Marketing Retail — 5.5%
Amazon.com, Inc. (2)	14,219	21,505,527

Movies & Entertainment — 1.3%
Live Nation Entertainment, Inc. (1)(2)	117,261	5,253,293

Total Consumer Discretionary		61,212,852

Consumer Staples — 4.5%

Hypermarkets & Super Centers — 1.5%
Wal-Mart, Inc. (1)	62,913	5,662,799

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Staples (continued)

Personal Products — 2.0%
Estee Lauder Cos., Inc., Class A (1)	55,894	$7,737,965

Soft Drinks — 1.0%
PepsiCo, Inc. (1)	37,142	4,075,592

Total Consumer Staples		17,476,356

Energy — 0.9%

Integrated Oil & Gas — 0.6%
Occidental Petroleum Corp.	36,682	2,406,339

Oil & Gas-Equipment & Services — 0.3%
Schlumberger, Ltd. (1)	17,891	1,174,365

Total Energy		3,580,704

Financials — 5.4%

Consumer Finance — 1.9%
American Express Co. (1)	73,685	7,185,024

Diversified Banks — 1.3%
U.S. Bancorp (1)	94,042	5,112,123

Financial Exchanges & Data — 0.7%
S&P Global, Inc. (1)	14,470	2,775,346

Property & Casualty Insurance — 1.5%
Allstate Corp.	65,121	6,008,064

Total Financials		21,080,557

Healthcare — 15.4%

Biotechnology — 6.8%
AbbVie, Inc. (1)	109,812	12,719,524
Amgen, Inc. (1)	37,036	6,806,106
Celgene Corp. (2)	81,224	7,076,235

		26,601,865

Healthcare Equipment — 1.8%
Intuitive Surgical, Inc. (1)(2)	9,911	4,226,546
Masimo Corp. (1)(2)	33,889	2,966,304

		7,192,850

Healthcare Supplies — 1.1%
Align Technology, Inc. (1)(2)	15,538	4,079,036

Healthcare Technology — 0.5%
Veeva Systems, Inc., Class A (1)(2)	27,212	1,896,676

Managed Healthcare — 2.5%
Cigna Corp. (1)	33,013	6,466,916
Molina Healthcare, Inc. (1)(2)	21,519	1,555,824
WellCare Health Plans, Inc. (1)(2)	9,647	1,870,650

		9,893,390

Pharmaceuticals — 2.7%
Eli Lilly & Co.	107,852	8,306,761
Johnson & Johnson	17,111	2,222,377

		10,529,138

Total Healthcare		60,192,955

Industrials — 13.0%

Aerospace & Defense — 4.5%
Boeing Co.	36,310	13,151,845
Huntington Ingalls Industries, Inc. (1)	17,764	4,654,346

		17,806,191

Agricultural & Farm Machinery — 0.9%
Toro Co. (1)	57,323	3,644,023

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Airlines — 1.6%
Southwest Airlines Co. (1)	110,066	$6,366,217

Building Products — 2.3%
Masco Corp. (1)	87,999	3,618,519
Owens Corning	65,439	5,320,191

		8,938,710

Construction Machinery & Heavy Trucks — 2.3%
Caterpillar, Inc. (1)	57,416	8,878,236

Diversified Support Services — 0.5%
KAR Auction Services, Inc. (1)	35,294	1,908,700

Electrical Components & Equipment — 0.4%
Rockwell Automation, Inc. (1)	8,628	1,559,942

Industrial Conglomerates — 0.5%
Carlisle Cos., Inc. (1)	17,493	1,800,205

Total Industrials		50,902,224

Information Technology — 36.4%

Application Software — 3.9%
Adobe Systems, Inc. (2)	45,018	9,414,614
Cadence Design Systems, Inc. (1)(2)	155,900	6,044,243

		15,458,857

Communications Equipment — 1.7%
F5 Networks, Inc. (1)(2)	29,918	4,443,421
Palo Alto Networks, Inc. (1)(2)	12,257	2,124,996

		6,568,417

Data Processing & Outsourced Services — 7.6%
Alliance Data Systems Corp. (1)	25,772	6,210,021
Black Knight, Inc. (2)	46,091	2,196,236
MasterCard, Inc., Class A	69,595	12,232,018
Visa, Inc., Class A (1)	72,548	8,919,051

		29,557,326

Internet Software & Services — 6.9%
Alphabet, Inc., Class A (1)(2)	4,929	5,441,222
Alphabet, Inc., Class C (1)(2)	12,479	13,785,925
Facebook, Inc., Class A (1)(2)	34,109	6,082,317
VeriSign, Inc. (1)(2)	16,095	1,867,342

		27,176,806

Semiconductor Equipment — 2.6%
Applied Materials, Inc. (1)	64,586	3,719,508
Lam Research Corp. (1)	33,073	6,345,386

		10,064,894

Semiconductors — 0.6%
Skyworks Solutions, Inc. (1)	20,806	2,273,056

Systems Software — 8.0%
Fortinet, Inc. (1)(2)	55,673	2,809,816
Microsoft Corp.	207,839	19,489,063
Red Hat, Inc. (1)(2)	62,215	9,170,491

		31,469,370

Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc. (1)	111,901	19,931,806

Total Information Technology		142,500,532

Materials — 2.5%

Commodity Chemicals — 0.4%
Westlake Chemical Corp. (1)	15,634	1,692,537

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Schedules of Investments

Large-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Materials (continued)

Diversified Chemicals — 0.5%
Huntsman Corp. (1)	58,404	$1,884,697

Metal & Glass Containers — 1.6%
Berry Global Group, Inc. (1)(2)	115,991	6,309,910

Total Materials		9,887,144

Real Estate — 4.3%

Office REIT’s — 2.4%
Douglas Emmett, Inc. (1)	100,897	3,607,068
Alexandria Real Estate Equities, Inc. (1)	48,502	5,883,777

		9,490,845

Residential REIT’s — 0.4%
Essex Property Trust, Inc. (1)	6,662	1,491,155

Specialized REIT’s — 1.5%
Equinix, Inc.	14,826	5,813,275

Total Real Estate		16,795,275

Total Common Stocks (identified cost $274,541,439)		383,628,599

Short-Term Investments — 43.4%

Collateral Pool Investments for Securities on Loan — 41.7%
Collateral pool allocation (3)		162,944,637

Mutual Funds — 1.7%
BMO Institutional Prime Money Market Fund — Premier Class, 1.430% (4)	6,756,071	6,756,071

Total Short-Term Investments (identified cost $169,700,527)		169,700,708

Total Investments — 141.4% (identified cost $444,241,966)		553,329,307
Other Assets and Liabilities — (41.4)%		(162,069,714)

Total Net Assets — 100.0%		$391,259,593

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	15.6%
Consumer Staples	4.5
Energy	0.9
Financials	5.4
Healthcare	15.4
Industrials	13.0
Information Technology	36.4
Materials	2.5
Real Estate	4.3
Other Assets & Liabilities, Net	2.0

Total	100.0%

Mid-Cap Value Fund

Description	Shares	Value
Common Stocks — 98.3%

Consumer Discretionary — 11.8%

Apparel, Accessories & Luxury Goods — 1.7%
PVH Corp. (1)	23,468	$3,385,963

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Auto Parts & Equipment — 1.5%
Lear Corp.	15,494	$2,890,716

Broadcasting — 1.0%
AMC Networks, Inc., Class A (1)(2)	36,218	1,903,980

Department Stores — 1.7%
Kohl’s Corp. (1)	50,437	3,333,381

Homefurnishing Retail — 1.2%
Bed Bath & Beyond, Inc. (1)	112,012	2,401,537

Hotels, Resorts & Cruise Lines — 1.2%
Royal Caribbean Cruises, Ltd. (1)	19,331	2,447,305

Leisure Products — 1.2%
Brunswick Corp. (1)	43,309	2,477,275

Specialized Consumer Services — 1.3%
ServiceMaster Global Holdings, Inc. (2)	51,666	2,653,566

Specialty Stores — 1.0%
Sally Beauty Holdings, Inc. (1)(2)	121,566	2,047,171

Total Consumer Discretionary		23,540,894

Consumer Staples — 3.8%

Agricultural Products — 1.0%
Ingredion, Inc. (1)	15,165	1,981,156

Food Distributors — 1.3%
Sysco Corp. (1)	45,327	2,703,756

Packaged Foods & Meats — 1.5%
Tyson Foods, Inc., Class A (1)	39,233	2,918,150

Total Consumer Staples		7,603,062

Energy — 8.2%

Oil & Gas-Exploration & Production — 5.1%
Cabot Oil & Gas Corp. (1)	88,419	2,136,203
Cimarex Energy Co. (1)	25,243	2,425,600
Devon Energy Corp.	72,250	2,215,908
Diamondback Energy, Inc. (1)(2)	16,316	2,033,626
Parsley Energy, Inc., Class A (1)(2)	56,915	1,438,811

		10,250,148

Oil & Gas-Refining & Marketing — 3.1%
Marathon Petroleum Corp.	52,229	3,345,790
Valero Energy Corp. (1)	30,225	2,732,944

		6,078,734

Total Energy		16,328,882

Financials — 19.7%

Asset Management & Custody Banks — 3.0%
Ameriprise Financial, Inc.	20,770	3,249,259
Northern Trust Corp. (1)	26,119	2,765,218

		6,014,477

Consumer Finance — 2.6%
Discover Financial Services (1)	37,932	2,990,180
Synchrony Financial (1)	57,503	2,092,534

		5,082,714

Investment Banking & Brokerage — 1.5%
E*TRADE Financial Corp. (1)(2)	55,773	2,913,024

Life & Health Insurance — 4.2%
Lincoln National Corp. (1)	27,150	2,068,015
Principal Financial Group, Inc.	50,026	3,118,121
Unum Group	62,557	3,187,905

		8,374,041

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Mid-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Multi-Line Insurance — 1.5%
Hartford Financial Services Group, Inc. (1)	56,712	$2,997,229

Regional Banks — 6.9%
BankUnited, Inc.	58,724	2,361,879
Comerica, Inc. (1)	23,051	2,241,018
Regions Financial Corp. (1)	154,754	3,003,775
SunTrust Banks, Inc. (1)	41,321	2,885,859
TCF Financial Corp.	149,447	3,332,668

		13,825,199

Total Financials		39,206,684

Healthcare — 6.3%

Biotechnology — 0.7%
United Therapeutics Corp. (1)(2)	12,364	1,432,369

Healthcare Equipment — 2.9%
Hill-Rom Holdings, Inc. (1)	40,788	3,412,324
STERIS PLC (1)	26,025	2,376,082

		5,788,406

Healthcare Services — 1.3%
MEDNAX, Inc. (1)(2)	47,970	2,637,391

Managed Healthcare — 1.4%
Centene Corp. (1)(2)	27,159	2,754,466

Total Healthcare		12,612,632

Industrials — 14.2%

Aerospace & Defense — 1.8%
Spirit AeroSystems Holdings, Inc., Class A (1)	38,621	3,525,711

Airlines — 1.1%
JetBlue Airways Corp. (1)(2)	104,368	2,196,946

Building Products — 1.6%
Owens Corning (1)	40,114	3,261,268

Construction & Engineering — 1.4%
Jacobs Engineering Group, Inc.	45,777	2,795,144

Construction Machinery & Heavy Trucks — 2.0%
Allison Transmission Holdings, Inc. (1)	50,360	1,995,767
Cummins, Inc. (1)	12,080	2,031,493

		4,027,260

Electrical Components & Equipment — 1.1%
Regal Beloit Corp. (1)	29,677	2,145,647

Environmental & Facilities Services — 1.6%
Republic Services, Inc.	45,632	3,065,558

Human Resource & Employment Services — 1.1%
Robert Half International, Inc. (1)	39,082	2,230,410

Trading Companies & Distributors — 1.2%
United Rentals, Inc. (1)(2)	13,889	2,431,825

Trucking — 1.3%
Ryder System, Inc. (1)	34,591	2,503,351

Total Industrials		28,183,120

Information Technology — 6.9%

Communications Equipment — 1.2%
ARRIS Group, Inc. (1)(2)	94,339	2,405,645

Data Processing & Outsourced Services — 0.9%
Alliance Data Systems Corp. (1)	7,230	1,742,141

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Electronic Manufacturing Services — 1.4%
Jabil, Inc. (1)	106,000	$2,871,540

Semiconductor Equipment — 1.1%
Lam Research Corp.	11,826	2,268,936

Semiconductors — 1.2%
ON Semiconductor Corp. (1)(2)	95,144	2,275,844

Technology Hardware, Storage & Peripherals — 1.1%
Western Digital Corp.	25,076	2,182,615

Total Information Technology		13,746,721

Materials — 5.0%

Commodity Chemicals — 1.2%
Cabot Corp. (1)	40,845	2,458,052

Metal & Glass Containers — 1.2%
Owens-Illinois, Inc. (1)(2)	108,904	2,347,971

Paper Packaging — 2.6%
Avery Dennison Corp. (1)	22,083	2,609,106
WestRock Co. (1)	38,951	2,561,418

		5,170,524

Total Materials		9,976,547

Real Estate — 12.6%

Diversified REIT’s — 1.5%
Liberty Property Trust (1)	78,371	3,076,846

Office REIT’s — 6.1%
Boston Properties, Inc. (1)	25,009	2,972,820
Columbia Property Trust, Inc. (1)	102,002	2,124,702
Digital Realty Trust, Inc. (1)	23,065	2,321,262
Highwoods Properties, Inc.	53,258	2,290,626
Piedmont Office Realty Trust, Inc., Class A (1)	132,729	2,383,813

		12,093,223

Residential REIT’s — 3.2%
Essex Property Trust, Inc. (1)	15,141	3,389,010
UDR, Inc. (1)	86,560	2,910,147

		6,299,157

Retail REIT’s — 0.9%
Brixmor Property Group, Inc.	122,722	1,907,100

Specialized REIT’s — 0.9%
EPR Properties (1)	31,156	1,795,520

Total Real Estate		25,171,846

Utilities — 9.8%

Electric Utilities — 4.4%
Entergy Corp.	39,719	3,011,495
Great Plains Energy, Inc. (1)	100,342	2,924,969
Xcel Energy, Inc. (1)	67,015	2,900,409

		8,836,873

Gas Utilities — 1.1%
UGI Corp. (1)	49,878	2,149,243

Multi-Utilities — 4.3%
Ameren Corp.	55,786	3,029,180
CenterPoint Energy, Inc. (1)	94,898	2,566,991
Public Service Enterprise Group, Inc. (1)	61,414	2,974,280

		8,570,451

Total Utilities		19,556,567

Total Common Stocks (identified cost $164,838,949)		195,926,955

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Schedules of Investments

Mid-Cap Value Fund (continued)

Description	Shares	Value
Short-Term Investments — 49.1%

Collateral Pool Investments for Securities on Loan — 47.7%
Collateral pool allocation (3)		$94,881,807

Mutual Funds — 1.4%
BMO Institutional Prime Money Market Fund — Premier Class, 1.430% (4)	2,853,844	2,853,844

Total Short-Term Investments (identified cost $97,735,645)		97,735,651

Total Investments — 147.4% (identified cost $262,574,594)		293,662,606
Other Assets and Liabilities — (47.4)%		(94,475,205)

Total Net Assets — 100.0%		$199,187,401

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	11.8%
Consumer Staples	3.8
Energy	8.2
Financials	19.7
Healthcare	6.3
Industrials	14.2
Information Technology	6.9
Materials	5.0
Real Estate	12.6
Utilities	9.8
Other Assets & Liabilities, Net	1.7

Total	100.0%

Mid-Cap Growth Fund

Description	Shares	Value
Common Stocks — 98.1%

Consumer Discretionary — 17.5%

Apparel Retail — 1.7%
Burlington Stores, Inc. (2)	17,402	$2,134,181

Auto Parts & Equipment — 1.4%
Lear Corp.	9,592	1,789,579

Casinos & Gaming — 1.4%
Wynn Resorts, Ltd.	10,129	1,696,608

Distributors — 1.4%
LKQ Corp. (1)(2)	43,179	1,704,707

Footwear — 1.7%
Skechers U.S.A., Inc., Class A (2)	49,970	2,044,772

General Merchandise Stores — 1.6%
Dollar Tree, Inc. (2)	19,571	2,008,768

Homebuilding — 1.0%
D.R. Horton, Inc.	28,880	1,210,072

Hotels, Resorts & Cruise Lines — 1.7%
Wyndham Worldwide Corp.	17,632	2,041,433

Internet & Direct Marketing Retail — 1.3%
Expedia, Inc. (1)	14,820	1,558,619

Leisure Products — 1.4%
Brunswick Corp.	29,905	1,710,566

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Movies & Entertainment — 1.4%
Live Nation Entertainment, Inc. (1)(2)	39,920	$1,788,416

Specialty Stores — 1.5%
Tractor Supply Co. (1)	29,022	1,884,399

Total Consumer Discretionary		21,572,120

Consumer Staples — 3.1%

Food Distributors — 1.3%
U.S. Foods Holding Corp. (2)	49,327	1,647,028

Food Retail — 1.8%
Sprouts Farmers Market, Inc. (1)(2)	83,143	2,141,764

Total Consumer Staples		3,788,792

Energy — 2.5%

Oil & Gas-Exploration & Production — 2.5%
EQT Corp.	30,708	1,544,919
Newfield Exploration Co. (1)(2)	66,445	1,550,162

Total Energy		3,095,081

Financials — 6.3%

Financial Exchanges & Data — 1.6%
MSCI, Inc.	14,177	2,006,329

Investment Banking & Brokerage — 1.8%
LPL Financial Holdings, Inc.	34,843	2,239,360

Property & Casualty Insurance — 1.3%
Progressive Corp.	27,519	1,584,544

Regional Banks — 1.6%
Citizens Financial Group, Inc. (1)	43,953	1,911,516

Total Financials		7,741,749

Healthcare — 12.5%

Biotechnology — 2.2%
Exelixis, Inc. (1)(2)	48,839	1,260,046
Neurocrine Biosciences, Inc. (1)(2)	17,323	1,462,581

		2,722,627

Healthcare Equipment — 3.2%
Hill-Rom Holdings, Inc.	24,574	2,055,861
Masimo Corp. (1)(2)	21,841	1,911,743

		3,967,604

Healthcare Supplies — 1.2%
Align Technology, Inc. (1)(2)	5,930	1,556,744

Healthcare Technology — 1.4%
athenahealth, Inc. (1)(2)	12,026	1,680,513

Life Sciences Tools & Services — 3.2%
Agilent Technologies, Inc.	25,271	1,733,338
Bio-Rad Laboratories, Inc., Class A (1)(2)	8,249	2,227,560

		3,960,898

Managed Healthcare — 1.3%
WellCare Health Plans, Inc. (2)	8,151	1,580,560

Total Healthcare		15,468,946

Industrials — 15.4%

Aerospace & Defense — 1.5%
Huntington Ingalls Industries, Inc.	7,030	1,841,930

Air Freight & Logistics — 1.8%
XPO Logistics, Inc. (1)(2)	22,815	2,245,681

Building Products — 1.5%
Masco Corp.	46,860	1,926,883

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Mid-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Construction Machinery & Heavy Trucks — 1.2%
WABCO Holdings, Inc. (2)	11,041	$1,523,327

Diversified Support Services — 1.6%
KAR Auction Services, Inc. (1)	36,354	1,966,024

Industrial Machinery — 2.6%
ITT, Inc.	33,873	1,699,747
Xylem, Inc. (1)	20,092	1,498,462

		3,198,209

Research & Consulting Services — 1.8%
Dun & Bradstreet Corp. (1)	17,547	2,194,077

Trading Companies & Distributors — 1.5%
HD Supply Holdings, Inc. (2)	51,829	1,878,801

Trucking — 1.9%
Landstar System, Inc. (1)	21,388	2,327,014

Total Industrials		19,101,946

Information Technology — 30.1%

Application Software — 2.9%
Synopsys, Inc. (2)	17,191	1,455,562
Workday, Inc., Class A (1)(2)	16,246	2,057,881

		3,513,443

Communications Equipment — 3.2%
F5 Networks, Inc. (1)(2)	14,111	2,095,766
Palo Alto Networks, Inc. (2)	10,495	1,819,518

		3,915,284

Consulting & Other Services — 3.0%
Acxiom Corp. (1)(2)	64,064	1,753,432
DXC Technology Co.	19,128	1,961,385

		3,714,817

Data Processing & Outsourced Services — 5.7%
Euronet Worldwide, Inc. (1)(2)	18,954	1,608,626
FleetCor Technologies, Inc. (2)	8,463	1,692,007
Genpact, Ltd.	59,286	1,859,802
MAXIMUS, Inc. (1)	27,953	1,872,292

		7,032,727

Internet Software & Services — 4.5%
GoDaddy, Inc., Class A (1)(2)	35,970	2,151,366
j2 Global, Inc. (1)	22,248	1,646,797
VeriSign, Inc. (1)(2)	15,554	1,804,575

		5,602,738

Semiconductor Equipment — 3.5%
Lam Research Corp.	10,782	2,068,634
Teradyne, Inc. (1)	50,723	2,302,824

		4,371,458

Semiconductors — 3.3%
Maxim Integrated Products, Inc.	30,617	1,865,800
ON Semiconductor Corp. (1)(2)	93,161	2,228,411

		4,094,211

Systems Software — 4.0%
Fortinet, Inc. (2)	50,412	2,544,294
Red Hat, Inc. (1)(2)	16,318	2,405,273

		4,949,567

Total Information Technology		37,194,245

Description	Shares	Value
Common Stocks (continued)

Materials — 5.2%

Copper — 1.4%
Freeport-McMoRan, Inc. (1)(2)	89,942	$1,672,921

Diversified Chemicals — 1.3%
Huntsman Corp.	49,245	1,589,136

Metal & Glass Containers — 2.5%
Berry Global Group, Inc. (2)	31,102	1,691,949
Owens-Illinois, Inc. (2)	67,352	1,452,109

		3,144,058

Total Materials		6,406,115

Real Estate — 4.3%

Office REIT’s — 2.5%
Boston Properties, Inc. (1)	15,807	1,878,978
Highwoods Properties, Inc.	26,533	1,141,185

		3,020,163

Residential REIT’s — 0.8%
Essex Property Trust, Inc. (1)	4,570	1,022,903

Specialized REIT’s — 1.0%
Equinix, Inc.	3,149	1,234,723

Total Real Estate		5,277,789

Telecommunication Services — 1.2%

Alternative Carriers — 1.2%
Zayo Group Holdings, Inc. (1)(2)	41,271	1,479,565

Total Common Stocks (identified cost $98,505,526)		121,126,348

Short-Term Investments — 44.6%

Collateral Pool Investments for Securities on Loan — 42.7%
Collateral pool allocation (3)		52,771,643

Mutual Funds — 1.9%
BMO Institutional Prime Money Market Fund — Premier Class, 1.430% (4)	2,387,750	2,387,750

Total Short-Term Investments (identified cost $55,159,224)		55,159,393

Total Investments — 142.7% (identified cost $153,664,750)		176,285,741
Other Assets and Liabilities — (42.7)%		(52,777,645)

Total Net Assets — 100.0%		$123,508,096

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	17.5%
Consumer Staples	3.1
Energy	2.5
Financials	6.3
Healthcare	12.5
Industrials	15.4
Information Technology	30.1
Materials	5.2
Real Estate	4.3
Telecommunication Services	1.2
Other Assets & Liabilities, Net	1.9

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Schedules of Investments

Small-Cap Value Fund

Description	Shares	Value
Common Stocks — 98.4%

Consumer Discretionary — 9.1%

Apparel Retail — 1.4%
DSW, Inc., Class A (1)	13,088	$256,656
Genesco, Inc. (1)(2)	6,336	249,005
Tailored Brands, Inc. (1)	16,140	377,837

		883,498

Apparel, Accessories & Luxury Goods — 0.3%
Perry Ellis International, Inc. (1)(2)	8,187	218,347

Auto Parts & Equipment — 2.6%
Cooper-Standard Holdings, Inc. (1)(2)	5,600	682,304
Dana, Inc.	23,462	623,385
Stoneridge, Inc. (2)	17,865	388,743

		1,694,432

Broadcasting — 0.7%
Gray Television, Inc. (2)	33,974	468,841

Casinos & Gaming — 0.5%
Penn National Gaming, Inc. (1)(2)	11,776	313,360

Education Services — 0.2%
K12, Inc. (1)(2)	10,748	160,468

Footwear — 1.0%
Deckers Outdoor Corp. (1)(2)	6,947	657,047

Homebuilding — 1.1%
KB Home (1)	24,899	690,947

Leisure Products — 0.4%
Johnson Outdoors, Inc., Class A (1)	3,906	240,766

Specialty Stores — 0.9%
Hibbett Sports, Inc. (1)(2)	22,495	579,246

Total Consumer Discretionary		5,906,952

Consumer Staples — 0.9%

Household Products — 0.5%
Central Garden & Pet Co., Class A (2)	8,968	325,000

Packaged Foods & Meats — 0.4%
Dean Foods Co. (1)	29,706	257,551

Total Consumer Staples		582,551

Energy — 5.9%

Oil & Gas-Drilling — 0.5%
Rowan Cos. PLC (1)(2)	27,498	334,376

Oil & Gas-Equipment & Services — 3.0%
Archrock, Inc. (1)	25,285	240,208
Exterran Corp. (1)(2)	14,842	383,963
Matrix Service Co. (1)(2)	19,348	276,676
Newpark Resources, Inc. (1)(2)	48,024	396,198
TETRA Technologies, Inc. (1)(2)	88,986	323,019
U.S. Silica Holdings, Inc. (1)	12,363	320,078

		1,940,142

Oil & Gas-Exploration & Production — 2.1%
Abraxas Petroleum Corp. (1)(2)	72,703	156,312
Bill Barrett Corp. (1)(2)	77,110	349,308
Callon Petroleum Co. (1)(2)	25,692	271,564
Carrizo Oil & Gas, Inc. (1) (2)	7,445	104,602
RSP Permian, Inc. (1)(2)	5,886	225,493
W&T Offshore, Inc. (1)(2)	69,310	269,616

		1,376,895

Oil & Gas-Refining & Marketing — 0.3%
Pacific Ethanol, Inc. (1)(2)	50,280	206,148

Total Energy		3,857,561

Description	Shares	Value
Common Stocks (continued)

Financials — 28.3%

Consumer Finance — 0.6%
Nelnet, Inc., Class A (1)	6,681	$369,727

Investment Banking & Brokerage — 0.5%
Stifel Financial Corp. (1)	5,336	340,810

Life & Health Insurance — 2.3%
American Equity Investment Life Holding Co. (1)	23,602	722,457
CNO Financial Group, Inc.	34,382	774,971

		1,497,428

Property & Casualty Insurance — 2.3%
Argo Group International Holdings, Ltd. (1)	9,220	537,065
Employers Holdings, Inc. (1)	9,592	375,527
Safety Insurance Group, Inc.	4,607	328,709
Selective Insurance Group, Inc. (1)	4,274	242,977

		1,484,278

Regional Banks — 18.2%
1st Source Corp. (1)	6,254	308,447
BancFirst Corp. (1)	5,690	302,993
BancorpSouth Bank (1)	22,032	694,008
Bank of Marin Bancorp (1)	2,301	152,211
Banner Corp. (1)	11,826	653,741
Cathay General Bancorp (1)	18,837	773,447
Central Pacific Financial Corp.	17,853	497,563
Customers Bancorp, Inc. (1)(2)	14,956	438,809
Fidelity Southern Corp. (1)	9,224	207,632
Financial Institutions, Inc.	6,193	190,125
Franklin Financial Network, Inc. (1)(2)	6,166	191,454
Great Southern Bancorp, Inc.	2,621	126,856
Great Western Bancorp, Inc.	12,513	511,657
Hanmi Financial Corp.	16,904	516,417
Heartland Financial USA, Inc. (1)	4,414	235,487
Hilltop Holdings, Inc.	28,190	685,299
Independent Bank Corp.	7,294	166,668
International Bancshares Corp. (1)	16,026	619,405
Investors Bancorp, Inc. (1)	38,411	518,549
Peapack Gladstone Financial Corp. (1)	6,694	220,768
Peoples Bancorp, Inc. (1)	4,780	164,862
Preferred Bank (1)	4,336	270,263
S&T Bancorp, Inc.	7,477	295,043
Sandy Spring Bancorp, Inc. (1)	9,684	375,352
TriCo Bancshares (1)	9,961	372,043
Umpqua Holdings Corp. (1)	41,661	887,796
United Community Banks, Inc.	22,192	685,955
Wintrust Financial Corp. (1)	9,585	810,028

		11,872,878

Thrifts & Mortgage Finance — 4.4%
First Defiance Financial Corp.	3,306	175,912
HomeStreet, Inc. (1)(2)	12,423	356,540
NMI Holdings, Inc., Class A (1)(2)	38,121	756,702
TrustCo Bank Corp. (1)	36,583	310,955
Walker & Dunlop, Inc. (1)	11,390	550,479
Washington Federal, Inc. (1)	21,887	759,479

		2,910,067

Total Financials		18,475,188

Healthcare — 9.7%

Biotechnology — 3.0%
Emergent BioSolutions, Inc. (1)(2)	10,478	520,757
Enanta Pharmaceuticals, Inc. (1)(2)	8,549	672,122
Myriad Genetics, Inc. (1)(2)	17,275	560,055
PDL BioPharma, Inc. (1)(2)	85,489	205,174

		1,958,108

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare Equipment — 3.5%
Analogic Corp.	7,130	$595,355
AngioDynamics, Inc. (1)(2)	11,934	194,405
Integer Holdings Corp. (2)	12,914	659,260
Natus Medical, Inc. (1)(2)	9,096	283,340
Orthofix International NV (1)(2)	10,262	574,775

		2,307,135

Healthcare Supplies — 1.0%
Lantheus Holdings, Inc. (1)(2)	8,912	136,354
Merit Medical Systems, Inc. (2)	10,559	480,434

		616,788

Healthcare Technology — 0.6%
Allscripts Healthcare Solutions, Inc. (1)(2)	30,341	420,830

Managed Healthcare — 0.3%
Triple-S Management Corp., Class B (1)(2)	7,315	177,754

Pharmaceuticals — 1.3%
Innoviva, Inc. (1)(2)	18,583	288,222
Phibro Animal Health Corp., Class A (1)	13,898	534,378

		822,600

Total Healthcare		6,303,215

Industrials — 14.3%

Aerospace & Defense — 1.1%
KLX, Inc. (1)(2)	3,508	237,421
Moog, Inc., Class A (2)	5,791	485,460

		722,881

Airlines — 0.8%
Hawaiian Holdings, Inc. (1)	13,754	495,144

Building Products — 0.6%
Caesarstone, Ltd. (1)	19,342	418,754

Construction & Engineering — 1.0%
EMCOR Group, Inc. (1)	8,357	637,723

Diversified Support Services — 0.7%
UniFirst Corp. (1)	2,803	435,306

Human Resource & Employment Services — 1.5%
Korn/Ferry International	8,906	373,250
TrueBlue, Inc. (2)	23,265	632,808

		1,006,058

Industrial Machinery — 2.0%
Columbus McKinnon Corp. (1)	7,384	262,132
EnPro Industries, Inc. (1)	4,972	360,271
Global Brass & Copper Holdings, Inc.	7,283	206,109
Hyster-Yale Materials Handling, Inc., Class A (1)	3,495	248,809
Watts Water Technologies, Inc., Class A	3,428	258,814

		1,336,135

Office Services & Supplies — 1.9%
ACCO Brands Corp.	39,927	505,077
Herman Miller, Inc.	15,056	540,510
Kimball International, Inc., Class B	12,846	211,060

		1,256,647

Research & Consulting Services — 1.2%
ICF International, Inc. (2)	6,914	394,098
RPX Corp.	40,163	402,835

		796,933

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Trading Companies & Distributors — 1.6%
Aircastle, Ltd. (1)	25,136	$489,649
Rush Enterprises, Inc., Class A (1)(2)	12,753	542,130

		1,031,779

Trucking — 1.9%
ArcBest Corp. (1)	18,819	622,909
Covenant Transportation Group, Inc., Class A (1) (2)	11,430	295,123
Marten Transport, Ltd. (1)	13,579	293,985

		1,212,017

Total Industrials		9,349,377

Information Technology — 9.5%

Communications Equipment — 0.4%
Comtech Telecommunications Corp.	12,260	270,946

Consulting & Other Services — 0.8%
Perficient, Inc. (2)	13,961	271,821
Virtusa Corp. (1)(2)	4,495	214,501

		486,322

Data Processing & Outsourced Services — 2.3%
Convergys Corp. (1)	8,430	195,660
CSG Systems International, Inc. (1)	7,624	355,888
Sykes Enterprises, Inc. (1)(2)	7,399	215,015
Travelport Worldwide, Ltd.	49,419	704,221

		1,470,784

Electronic Components — 0.8%
Vishay Intertechnology, Inc. (1)	29,619	544,990

Electronic Manufacturing Services — 0.9%
Benchmark Electronics, Inc. (1)(2)	19,107	573,210

Internet Software & Services — 0.3%
XO Group, Inc. (2)	10,040	193,471

Semiconductor Equipment — 1.9%
Cohu, Inc. (1)	12,127	242,904
Entegris, Inc. (1)	18,478	613,470
Rudolph Technologies, Inc. (2)	14,899	395,568

		1,251,942

Semiconductors — 0.8%
Diodes, Inc. (1)(2)	17,884	538,308

Systems Software — 0.9%
Progress Software Corp. (1)	12,850	602,280

Technology Distributors — 0.4%
Tech Data Corp. (1)(2)	2,301	237,785

Total Information Technology		6,170,038

Materials — 6.9%

Aluminum — 0.9%
Kaiser Aluminum Corp. (1)	5,974	599,610

Commodity Chemicals — 1.4%
Koppers Holdings, Inc. (1)(2)	12,098	488,759
Trinseo SA	5,230	416,308

		905,067

Forest Products — 1.9%
Boise Cascade Co. (1)	15,998	644,720
Louisiana-Pacific Corp. (1)	19,604	558,714

		1,203,434

Specialty Chemicals — 2.7%
A Schulman, Inc. (1)	5,464	239,596
Kraton Corp. (1)(2)	13,038	552,942

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Schedules of Investments

Small-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Materials (continued)

Specialty Chemicals (continued)
Minerals Technologies, Inc.	6,498	$446,413
Stepan Co. (1)	6,814	545,801

		1,784,752

Total Materials		4,492,863

Real Estate — 7.3%

Hotel & Resort REIT’s — 2.5%
Hersha Hospitality Trust (1)	33,088	555,878
Sunstone Hotel Investors, Inc. (1)	29,128	420,317
Xenia Hotels & Resorts, Inc.	33,234	653,713

		1,629,908

Industrial REIT’s — 2.4%
DCT Industrial Trust, Inc. (1)	9,019	499,201
First Industrial Realty Trust, Inc. (1)	23,306	653,267
STAG Industrial, Inc. (1)	18,575	422,953

		1,575,421

Office REIT’s — 0.8%
Mack-Cali Realty Corp.	30,536	515,753

Residential REIT’s — 0.7%
Preferred Apartment Communities, Inc., Class A (1)	32,161	448,003

Retail REIT’s — 0.2%
Saul Centers, Inc. (1)	3,320	162,448

Specialized REIT’s — 0.7%
Pebblebrook Hotel Trust (1)	12,810	435,668

Total Real Estate		4,767,201

Telecommunication Services — 0.5%

Alternative Carriers — 0.5%
Iridium Communications, Inc. (1)(2)	26,280	307,476

Utilities — 6.0%

Electric Utilities — 3.7%
El Paso Electric Co.	12,772	620,719
IDACORP, Inc. (1)	3,211	260,252
PNM Resources, Inc. (1)	20,617	725,719
Portland General Electric Co. (1)	19,714	783,237

		2,389,927

Gas Utilities — 1.0%
Southwest Gas Holdings, Inc.	9,850	648,918

Multi-Utilities — 1.3%
Black Hills Corp. (1)	3,355	170,400
NorthWestern Corp.	13,949	712,515

		882,915

Total Utilities		3,921,760

Total Common Stocks (identified cost $57,239,516)		64,134,182

Short-Term Investments — 47.6%

Collateral Pool Investments for Securities on Loan — 46.1%

Collateral pool allocation (3)		30,092,122

Description	Shares	Value
Short-Term Investments (continued)

Mutual Funds — 1.5%
BMO Institutional Prime Money Market Fund — Premier Class, 1.430% (4)	974,691	$974,691

Total Short-Term Investments (identified cost $31,066,753)		31,066,813

Total Investments — 146.0% (identified cost $88,306,269)		95,200,995
Other Assets and Liabilities — (46.0)%		(29,992,905)

Total Net Assets — 100.0%		$65,208,090

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	9.1%
Consumer Staples	0.9
Energy	5.9
Financials	28.3
Healthcare	9.7
Industrials	14.3
Information Technology	9.5
Materials	6.9
Real Estate	7.3
Telecommunication Services	0.5
Utilities	6.0
Other Assets & Liabilities, Net	1.6

Total	100.0%

Small-Cap Core Fund

Description	Shares	Value
Common Stocks — 97.5%

Consumer Discretionary — 11.5%

Apparel Retail — 0.9%
DSW, Inc., Class A (1)	4,504	$88,324
Francesca’s Holdings Corp. (1)(2)	5,062	26,373
Tailored Brands, Inc. (1)	2,725	63,792

		178,489

Apparel, Accessories & Luxury Goods — 0.5%
Movado Group, Inc. (1)	3,062	94,922

Auto Parts & Equipment — 3.3%
Cooper-Standard Holdings, Inc. (2)	1,446	176,181
Dana, Inc. (1)	6,380	169,517
Stoneridge, Inc. (2)	6,790	147,750
Tenneco, Inc.	3,157	165,900

		659,348

Broadcasting — 0.5%
Gray Television, Inc. (1)(2)	6,631	91,508

Casinos & Gaming — 0.6%
Penn National Gaming, Inc. (1)(2)	4,376	116,445

Education Services — 0.5%
American Public Education, Inc. (2)	3,231	99,353

Footwear — 1.5%
Deckers Outdoor Corp. (1)(2)	2,020	191,051
Steven Madden, Ltd. (1)(2)	2,304	101,146

		292,197

General Merchandise Stores — 1.0%
Big Lots, Inc. (1)	3,417	192,036

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Core Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Homebuilding — 0.8%
KB Home (1)	5,491	$152,375

Internet & Direct Marketing Retail — 0.4%
1-800-Flowers.com, Inc., Class A (1)(2)	6,633	77,275

Leisure Products — 0.9%
Johnson Outdoors, Inc., Class A	1,119	68,975
MCBC Holdings, Inc. (2)	4,314	105,736

		174,711

Restaurants — 0.6%
BJ’s Restaurants, Inc. (1)	2,770	120,495

Total Consumer Discretionary		2,249,154

Consumer Staples — 2.4%

Agricultural Products — 0.4%
Darling Ingredients, Inc. (1)(2)	4,558	82,910

Food Distributors — 1.2%
Chefs’ Warehouse, Inc. (1)(2)	2,429	54,774
Performance Food Group Co. (2)	6,124	187,700

		242,474

Packaged Foods & Meats — 0.8%
Sanderson Farms, Inc. (1)	1,218	149,997

Total Consumer Staples		475,381

Energy — 3.5%

Oil & Gas-Drilling — 0.5%
Rowan Cos. PLC (1)(2)	9,099	110,644

Oil & Gas-Equipment & Services — 0.7%
SEACOR Holdings, Inc. (2)	2,126	88,250
U.S. Silica Holdings, Inc. (1)	1,973	51,081

		139,331

Oil & Gas-Exploration & Production — 1.8%
Abraxas Petroleum Corp. (2)	42,165	90,655
Midstates Petroleum Co., Inc. (2)	3,366	45,374
SRC Energy, Inc. (1)(2)	15,487	137,370
W&T Offshore, Inc. (1)(2)	20,131	78,309

		351,708

Oil & Gas-Refining & Marketing — 0.5%
Par Pacific Holdings, Inc. (2)	5,554	94,529

Total Energy		696,212

Financials — 16.1%

Consumer Finance — 0.5%
Nelnet, Inc., Class A (1)	1,849	102,324

Investment Banking & Brokerage — 1.7%
Evercore, Inc., Class A (1)	2,144	199,499
Stifel Financial Corp.	2,141	136,746

		336,245

Life & Health Insurance — 2.9%
American Equity Investment Life Holding Co. (1)	5,802	177,599
CNO Financial Group, Inc.	7,736	174,369
Primerica, Inc. (1)	2,099	204,653

		556,621

Property & Casualty Insurance — 0.5%
Employers Holdings, Inc.	2,626	102,808

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Regional Banks — 8.0%
1st Source Corp. (1)	1,862	$91,834
BancFirst Corp.	1,641	87,383
BancorpSouth Bank (1)	4,758	149,877
Cathay General Bancorp (1)	4,089	167,894
Central Pacific Financial Corp.	5,062	141,078
Customers Bancorp, Inc. (2)	3,194	93,712
First Financial Corp.	1,162	49,850
Great Western Bancorp, Inc. (1)	1,422	58,146
Hanmi Financial Corp.	4,429	135,306
Heartland Financial USA, Inc. (1)	905	48,282
Hilltop Holdings, Inc. (1)	7,218	175,469
Peapack Gladstone Financial Corp.	2,178	71,830
Preferred Bank (1)	1,396	87,013
TriCo Bancshares	3,099	115,748
Umpqua Holdings Corp. (1)	4,105	87,477

		1,560,899

Thrifts & Mortgage Finance — 2.5%
NMI Holdings, Inc., Class A (1)(2)	6,137	121,819
TrustCo Bank Corp. (1)	11,140	94,690
Walker & Dunlop, Inc. (1)	3,925	189,695
Washington Federal, Inc. (1)	2,504	86,889

		493,093

Total Financials		3,151,990

Healthcare — 18.8%

Biotechnology — 4.0%
BioSpecifics Technologies Corp. (2)	1,309	53,015
Emergent BioSolutions, Inc. (2)	3,721	184,934
Genomic Health, Inc. (1)(2)	3,296	105,472
Ligand Pharmaceuticals, Inc., Class B (1)(2)	457	69,414
Myriad Genetics, Inc. (1)(2)	3,925	127,248
Pieris Pharmaceuticals, Inc. (2)	9,439	80,420
Sangamo Therapeutics, Inc. (1)(2)	3,336	79,897
Vanda Pharmaceuticals, Inc. (2)	5,039	94,985

		795,385

Healthcare Equipment — 5.1%
Analogic Corp.	1,218	101,703
Cardiovascular Systems, Inc. (2)	3,424	81,423
Cutera, Inc. (1)(2)	2,303	103,750
Globus Medical, Inc., Class A (1)(2)	3,514	167,407
Inogen, Inc. (1)(2)	1,335	161,295
Integer Holdings Corp. (1)(2)	2,798	142,838
K2M Group Holdings, Inc. (1)(2)	4,747	98,310
LeMaitre Vascular, Inc. (1)	1,654	57,493
Masimo Corp. (2)	951	83,241

		997,460

Healthcare Supplies — 1.5%
Anika Therapeutics, Inc. (1)(2)	1,353	70,424
Lantheus Holdings, Inc. (1)(2)	5,574	85,282
OraSure Technologies, Inc. (1)(2)	8,427	145,450

		301,156

Healthcare Technology — 1.5%
Allscripts Healthcare Solutions, Inc. (1)(2)	6,655	92,305
Cotiviti Holdings, Inc. (1)(2)	2,923	97,949
HealthStream, Inc. (1)(2)	4,175	100,868

		291,122

Life Sciences Tools & Services — 1.3%
Cambrex Corp. (1)(2)	2,004	104,108
PRA Health Sciences, Inc. (2)	1,824	153,216

		257,324

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Schedules of Investments

Small-Cap Core Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Managed Healthcare — 0.7%
Magellan Health, Inc. (1)(2)	1,318	$132,986

Pharmaceuticals — 4.7%
Catalent, Inc. (2)	4,067	169,797
Corcept Therapeutics, Inc. (1)(2)	9,586	145,611
Innoviva, Inc. (1)(2)	8,568	132,890
Intersect ENT, Inc. (2)	2,682	98,832
Pacira Pharmaceuticals, Inc. (2)	2,908	91,020
Phibro Animal Health Corp., Class A	3,495	134,383
Supernus Pharmaceuticals, Inc. (1)(2)	3,674	142,919

		915,452

Total Healthcare		3,690,885

Industrials — 16.0%

Airlines — 0.8%
Hawaiian Holdings, Inc. (1)	4,660	167,760

Building Products — 0.9%
American Woodmark Corp. (2)	989	126,987
Builders FirstSource, Inc. (1)(2)	2,966	56,888

		183,875

Construction & Engineering — 1.4%
Comfort Systems USA, Inc.	1,671	68,594
EMCOR Group, Inc.	2,612	199,322

		267,916

Construction Machinery & Heavy Trucks — 0.8%
Greenbrier Cos., Inc. (1)	2,898	150,116

Human Resource & Employment Services — 0.9%
TrueBlue, Inc. (2)	6,433	174,978

Industrial Machinery — 3.4%
Briggs & Stratton Corp. (1)	5,248	117,975
EnPro Industries, Inc. (1)	1,669	120,936
Global Brass & Copper Holdings, Inc.	2,507	70,948
Hyster-Yale Materials Handling, Inc., Class A (1)	1,403	99,880
Lydall, Inc. (2)	1,609	77,473
Watts Water Technologies, Inc., Class A	2,393	180,671

		667,883

Office Services & Supplies — 1.4%
ACCO Brands Corp.	6,948	87,892
Herman Miller, Inc.	5,012	179,931

		267,823

Research & Consulting Services — 1.4%
ICF International, Inc. (2)	2,946	167,922
RPX Corp.	10,620	106,519

		274,441

Security & Alarm Services — 0.7%
Brink’s Co.	1,846	135,681

Trading Companies & Distributors — 2.3%
Beacon Roofing Supply, Inc. (1)(2)	1,832	96,931
H&E Equipment Services, Inc.	4,384	165,233
Rush Enterprises, Inc., Class A (2)	4,394	186,789

		448,953

Trucking — 2.0%
ArcBest Corp. (1)	5,275	174,603
Covenant Transportation Group, Inc., Class A (2)	2,992	77,253

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Trucking (continued)
Saia, Inc. (1)(2)	1,969	$143,048

		394,904

Total Industrials		3,134,330

Information Technology — 17.9%

Application Software — 0.7%
Verint Systems, Inc. (2)	3,402	132,338

Communications Equipment — 2.1%
CalAmp Corp. (1)(2)	6,259	146,461
Ciena Corp. (1)(2)	6,071	140,665
Comtech Telecommunications Corp.	5,937	131,208

		418,334

Consulting & Other Services — 1.1%
EPAM Systems, Inc. (1)(2)	866	97,962
Hackett Group, Inc.	3,778	68,117
Virtusa Corp. (2)	1,104	52,683

		218,762

Data Processing & Outsourced Services — 2.6%
CSG Systems International, Inc.	3,727	173,976
ExlService Holdings, Inc. (2)	1,091	62,209
MAXIMUS, Inc.	1,977	132,419
Sykes Enterprises, Inc. (2)	4,911	142,714

		511,318

Electronic Components — 1.3%
Rogers Corp. (1)(2)	919	126,197
Vishay Intertechnology, Inc. (1)	6,600	121,440

		247,637

Electronic Equipment & Instruments — 0.8%
Itron, Inc. (1)(2)	2,357	164,990

Electronic Manufacturing Services — 1.8%
Benchmark Electronics, Inc. (2)	1,706	51,180
Methode Electronics, Inc. (1)	4,016	158,431
TTM Technologies, Inc. (1)(2)	8,313	134,338

		343,949

Internet Software & Services — 1.4%
Care.com, Inc. (2)	4,766	85,216
SPS Commerce, Inc. (1)(2)	3,085	185,162

		270,378

Semiconductor Equipment — 2.8%
Amkor Technology, Inc. (2)	9,913	99,626
Entegris, Inc. (1)	6,199	205,807
MKS Instruments, Inc. (1)	890	99,101
Rudolph Technologies, Inc. (2)	5,677	150,724

		555,258

Semiconductors — 1.4%
Diodes, Inc. (2)	6,173	185,807
Silicon Laboratories, Inc. (1)(2)	1,053	98,456

		284,263

Systems Software — 1.9%
CommVault Systems, Inc. (2)	1,804	93,898
Imperva, Inc. (2)	1,957	91,294
Progress Software Corp.	3,996	187,293

		372,485

Total Information Technology		3,519,712

Materials — 4.8%

Commodity Chemicals — 1.8%
Koppers Holdings, Inc. (2)	3,907	157,843
Trinseo SA	2,443	194,463

		352,306

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Core Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Materials (continued)

Forest Products — 1.8%
Boise Cascade Co. (1)	4,152	$167,326
Louisiana-Pacific Corp. (1)	6,377	181,744

		349,070

Specialty Chemicals — 1.2%
Kraton Corp. (1)(2)	3,810	161,582
OMNOVA Solutions, Inc. (2)	7,030	71,003

		232,585

Total Materials		933,961

Real Estate — 3.2%

Hotel & Resort REIT’s — 1.8%
Chesapeake Lodging Trust	5,989	154,875
Sunstone Hotel Investors, Inc. (1)	2,951	42,583
Xenia Hotels & Resorts, Inc. (1)	8,019	157,734

		355,192

Industrial REIT’s — 0.8%
First Industrial Realty Trust, Inc.	5,572	156,183

Residential REIT’s — 0.6%
Preferred Apartment Communities, Inc., Class A	8,960	124,813

Total Real Estate		636,188

Telecommunication Services — 1.0%

Alternative Carriers — 1.0%
Cogent Communications Holdings, Inc. (1)	3,542	151,775
Vonage Holdings Corp. (1)(2)	4,840	49,126

Total Telecommunication Services		200,901

Utilities — 2.3%

Electric Utilities — 2.3%
El Paso Electric Co. (1)	1,461	71,005
PNM Resources, Inc. (1)	5,524	194,445
Portland General Electric Co. (1)	4,796	190,545

Total Utilities		455,995

Total Common Stocks (identified cost $16,181,035)		19,144,709

Short-Term Investments — 47.1%

Collateral Pool Investments for Securities on Loan — 44.6%

Collateral pool allocation (3)		8,761,118

Mutual Funds — 2.5%
BMO Institutional Prime Money Market Fund — Premier Class, 1.430% (4)	484,548	484,548

Total Short-Term Investments (identified cost $9,245,640)		9,245,666

Total Investments — 144.6% (identified cost $25,426,675)		28,390,375
Other Assets and Liabilities — (44.6)%		(8,753,714)

Total Net Assets — 100.0%		$19,636,661

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	11.5%
Consumer Staples	2.4
Energy	3.5
Financials	16.1
Healthcare	18.8
Industrials	16.0
Information Technology	17.9
Materials	4.8
Real Estate	3.2
Telecommunication Services	1.0
Utilities	2.3
Other Assets & Liabilities, Net	2.5

Total	100.0%

Small-Cap Growth Fund

Description	Shares	Value
Common Stocks — 98.7%

Consumer Discretionary — 11.2%

Apparel, Accessories & Luxury Goods — 2.1%
G-III Apparel Group, Ltd. (1)(2)	35,872	$1,324,036
Oxford Industries, Inc. (1)	19,123	1,528,310

		2,852,346

Auto Parts & Equipment — 1.6%
Gentherm, Inc. (1)(2)	32,602	1,004,142
Tenneco, Inc. (1)	23,477	1,233,716

		2,237,858

Casinos & Gaming — 0.7%
Golden Entertainment, Inc. (1)(2)	35,604	992,995

Footwear — 0.9%
Steven Madden, Ltd. (1)(2)	28,741	1,261,730

Home Furnishings — 1.0%
La-Z-Boy, Inc. (1)	44,601	1,369,251

Homefurnishing Retail — 1.0%
Sleep Number Corp. (1)(2)	40,343	1,389,413

Leisure Products — 0.9%
Callaway Golf Co. (1)	74,064	1,146,511

Restaurants — 0.9%
Zoe’s Kitchen, Inc. (1)(2)	77,455	1,152,530

Specialized Consumer Services — 0.9%
Sotheby’s (1)(2)	26,882	1,241,411

Specialty Stores — 1.2%
Five Below, Inc. (1)(2)	24,641	1,647,251

Total Consumer Discretionary		15,291,296

Consumer Staples — 1.7%

Agricultural Products — 0.9%
Darling Ingredients, Inc. (1)(2)	68,644	1,248,634

Soft Drinks — 0.8%
Coca-Cola Bottling Co. Consolidated (1)	5,906	1,102,119

Total Consumer Staples		2,350,753

Energy — 2.1%

Oil & Gas-Equipment & Services — 1.4%
Matrix Service Co. (1)(2)	58,077	830,501
SEACOR Holdings, Inc. (2)	25,457	1,056,720

		1,887,221

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Schedules of Investments

Small-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Energy (continued)

Oil & Gas-Exploration & Production — 0.7%
Bill Barrett Corp. (1)(2)	208,555	$944,754

Total Energy		2,831,975

Financials — 5.0%

Life & Health Insurance — 0.8%
CNO Financial Group, Inc. (1)	51,328	1,156,933

Property & Casualty Insurance — 0.7%
Employers Holdings, Inc. (1)	24,686	966,457

Regional Banks — 2.8%
Great Western Bancorp, Inc. (1)	32,508	1,329,252
Hilltop Holdings, Inc. (1)	43,686	1,062,007
LegacyTexas Financial Group, Inc. (1)	33,162	1,389,156

		3,780,415

Thrifts & Mortgage Finance — 0.7%
Provident Financial Services, Inc. (1)	39,529	983,482

Total Financials		6,887,287

Healthcare — 23.4%

Biotechnology — 7.7%
Akebia Therapeutics, Inc. (1)(2)	56,490	807,807
CytomX Therapeutics, Inc. (1)(2)	36,064	1,071,461
Emergent BioSolutions, Inc. (1)(2)	34,092	1,694,372
Genomic Health, Inc. (1)(2)	30,790	985,280
Ligand Pharmaceuticals, Inc., Class B (1)(2)	7,887	1,197,956
MiMedx Group, Inc. (1)(2)	67,564	479,029
Repligen Corp. (1)(2)	27,171	931,694
Retrophin, Inc. (1)(2)	46,134	1,154,273
Sangamo Therapeutics, Inc. (1)(2)	43,834	1,049,824
Vanda Pharmaceuticals, Inc. (1)(2)	58,634	1,105,251

		10,476,947

Healthcare Equipment — 6.6%
Analogic Corp. (1)	15,776	1,317,296
AtriCure, Inc. (1)(2)	40,165	709,716
Cardiovascular Systems, Inc. (1)(2)	45,218	1,075,284
Inogen, Inc. (1)(2)	12,666	1,530,306
K2M Group Holdings, Inc. (1)(2)	45,447	941,207
Masimo Corp. (2)	14,751	1,291,155
Nevro Corp. (1)(2)	13,954	1,131,948
NuVasive, Inc. (1)(2)	20,485	990,655

		8,987,567

Healthcare Services — 0.8%
Amedisys, Inc. (1)(2)	19,747	1,169,220

Healthcare Supplies — 0.8%
OraSure Technologies, Inc. (1)(2)	63,902	1,102,949

Healthcare Technology — 1.6%
Medidata Solutions, Inc. (1)(2)	20,294	1,332,504
Vocera Communications, Inc. (2)	33,723	927,383

		2,259,887

Life Sciences Tools & Services — 2.0%
Cambrex Corp. (1)(2)	23,765	1,234,592
PRA Health Sciences, Inc. (1)(2)	17,505	1,470,420

		2,705,012

Managed Healthcare — 1.1%
Magellan Health, Inc. (1)(2)	14,485	1,461,536

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Pharmaceuticals — 2.8%
Corcept Therapeutics, Inc. (1)(2)	52,825	$802,412
Innoviva, Inc. (1)(2)	78,688	1,220,451
Pacira Pharmaceuticals, Inc. (1)(2)	26,463	828,292
Supernus Pharmaceuticals, Inc. (1)(2)	26,388	1,026,493

		3,877,648

Total Healthcare		32,040,766

Industrials — 18.4%

Air Freight & Logistics — 1.8%
Echo Global Logistics, Inc. (1)(2)	47,664	1,260,713
Hub Group, Inc., Class A (2)	28,706	1,253,017

		2,513,730

Building Products — 3.0%
American Woodmark Corp. (1)(2)	10,654	1,367,974
Builders FirstSource, Inc. (1)(2)	76,529	1,467,826
Simpson Manufacturing Co., Inc. (1)	23,395	1,294,211

		4,130,011

Construction & Engineering — 2.6%
Comfort Systems USA, Inc. (1)	34,648	1,422,300
KBR, Inc. (1)	67,385	1,020,209
Primoris Services Corp.	43,168	1,074,883

		3,517,392

Human Resource & Employment Services — 3.8%
Insperity, Inc.	30,231	1,974,085
Korn/Ferry International	35,486	1,487,218
TriNet Group, Inc. (2)	37,577	1,772,507

		5,233,810

Industrial Machinery — 5.2%
Chart Industries, Inc. (1)(2)	24,959	1,375,490
EnPro Industries, Inc. (1)	15,239	1,104,218
Proto Labs, Inc. (1)(2)	13,627	1,484,662
SPX FLOW, Inc. (1)(2)	33,486	1,632,777
Watts Water Technologies, Inc., Class A	19,440	1,467,720

		7,064,867

Office Services & Supplies — 1.0%
Herman Miller, Inc. (1)	36,153	1,297,893

Research & Consulting Services — 1.0%
ICF International, Inc. (2)	23,802	1,356,714

Total Industrials		25,114,417

Information Technology — 26.6%

Application Software — 3.2%
Callidus Software, Inc. (1)(2)	50,741	1,821,602
HubSpot, Inc. (1)(2)	14,003	1,555,033
Verint Systems, Inc. (1)(2)	27,764	1,080,020

		4,456,655

Communications Equipment — 2.6%
CalAmp Corp. (1)(2)	46,229	1,081,759
Ciena Corp. (1)(2)	53,084	1,229,956
Extreme Networks, Inc. (1)(2)	108,223	1,234,824

		3,546,539

Electronic Components — 0.8%
Rogers Corp. (1)(2)	8,332	1,144,150

Electronic Equipment & Instruments — 1.6%
Fitbit, Inc., Class A (1)(2)	164,618	786,874
Itron, Inc. (1)(2)	19,673	1,377,110

		2,163,984

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Electronic Manufacturing Services — 0.8%
Methode Electronics, Inc. (1)	26,965	$1,063,769

Internet Software & Services — 8.0%
Apptio, Inc. (1)(2)	47,113	1,361,566
Carbonite, Inc. (1)(2)	58,088	1,635,177
Cornerstone OnDemand, Inc. (1)(2)	34,406	1,410,646
Hortonworks, Inc. (1)(2)	60,530	1,088,330
New Relic, Inc. (2)	22,890	1,643,044
Quotient Technology, Inc. (1)(2)	86,639	1,139,303
SPS Commerce, Inc. (1)(2)	21,961	1,318,099
Yelp, Inc., Class A (1)(2)	31,443	1,369,657

		10,965,822

Semiconductor Equipment — 3.7%
Entegris, Inc. (1)	51,194	1,699,641
FormFactor, Inc. (1)(2)	81,141	1,062,947
Nanometrics, Inc. (2)	40,665	1,073,149
Rudolph Technologies, Inc. (1)(2)	44,138	1,171,864

		5,007,601

Semiconductors — 2.0%
Rambus, Inc. (1)(2)	103,081	1,310,160
Silicon Laboratories, Inc. (1)(2)	14,911	1,394,178

		2,704,338

Systems Software — 3.9%
CommVault Systems, Inc. (1)(2)	21,938	1,141,873
Imperva, Inc. (2)	19,750	921,338
Qualys, Inc. (1)(2)	23,068	1,708,185
Varonis Systems, Inc. (2)	27,015	1,516,892

		5,288,288

Total Information Technology		36,341,146

Materials — 5.7%

Commodity Chemicals — 1.0%
Trinseo SA (1)	18,156	1,445,218

Forest Products — 2.4%
Boise Cascade Co. (1)	44,812	1,805,923
Louisiana-Pacific Corp. (1)	53,564	1,526,574

		3,332,497

Specialty Chemicals — 1.1%
Kraton Corp. (1)(2)	34,648	1,469,422

Steel — 1.2%
Commercial Metals Co. (1)	66,188	1,608,368

Total Materials		7,855,505

Real Estate — 2.1%

Diversified REIT’s — 0.7%
American Assets Trust, Inc.	31,039	984,557

Hotel & Resort REIT’s — 0.6%
Hersha Hospitality Trust (1)	52,214	877,195

Specialized REIT’s — 0.8%
DiamondRock Hospitality Co. (1)	100,038	1,028,391

Total Real Estate		2,890,143

Telecommunication Services — 0.8%

Alternative Carriers — 0.8%
Cogent Communications Holdings, Inc. (1)	27,064	1,159,692

Description	Shares	Value
Common Stocks (continued)

Utilities — 1.7%

Electric Utilities — 1.0%
Otter Tail Corp.	32,645	$1,299,271

Gas Utilities — 0.7%
Southwest Gas Holdings, Inc.	15,090	994,129

Total Utilities		2,293,400

Total Common Stocks (identified cost $114,142,169)		135,056,380

Short-Term Investments — 49.8%

Collateral Pool Investments for Securities on Loan — 48.4%

Collateral pool allocation (3)		66,182,392

Mutual Funds — 1.4%
BMO Institutional Prime Money Market Fund — Premier Class, 1.430% (4)	1,895,175	1,895,175

Total Short-Term Investments (identified cost $68,077,469)		68,077,567

Total Investments — 148.5% (identified cost $182,219,638)		203,133,947
Other Assets and Liabilities — (48.5)%		(66,317,135)

Total Net Assets — 100.0%		$136,816,812

Portfolio Sector Allocation*
Sector	Fund
Consumer Discretionary	11.2%
Consumer Staples	1.7
Energy	2.1
Financials	5.0
Healthcare	23.4
Industrials	18.4
Information Technology	26.6
Materials	5.7
Real Estate	2.1
Telecommunication Services	0.8
Utilities	1.7
Other Assets & Liabilities, Net	1.3

Total	100.0%

Global Low Volatility Equity Fund

Description	Shares	Value
Common Stocks — 98.0%

Belgium — 0.4%
bpost SA	5,983	$202,761

Bermuda — 1.3%
Argo Group International Holdings, Ltd.	2,975	173,294
Dairy Farm International Holdings, Ltd.	16,800	141,715
Enstar Group, Ltd. (2)	1,470	291,060
Giordano International, Ltd.	164,000	80,479

		686,548

Canada — 7.7%
Allied Properties Real Estate Investment Trust	11,443	369,721
BCE, Inc.	13,446	586,795
Canadian Imperial Bank of Commerce	1,983	181,115
Detour Gold Corp. (2)	15,674	142,913
Emera, Inc.	4,905	158,289
First Capital Realty, Inc.	7,354	114,448

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Schedules of Investments

Global Low Volatility Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Canada (continued)
George Weston, Ltd. (1)	5,920	$483,999
Granite Real Estate Investment Trust	5,343	205,859
Laurentian Bank of Canada	8,428	333,718
Loblaw Cos., Ltd.	7,094	364,430
Maple Leaf Foods, Inc.	10,440	262,546
Quebecor, Inc., Class B	34,489	645,325
Rogers Communications, Inc., Class B	4,085	184,067

		4,033,225

Cayman Islands — 2.5%
361 Degrees International, Ltd.	292,000	106,411
Dali Foods Group Co., Ltd. (5)	349,000	331,348
Fresh Del Monte Produce, Inc.	2,304	107,551
Melco Resorts & Entertainment, Ltd., ADR	10,171	279,194
Uni-President China Holdings, Ltd.	91,000	77,357
WH Group, Ltd. (5)	347,000	427,104

		1,328,965

China — 3.0%
Agricultural Bank of China, Ltd., Class H	613,000	336,390
China Minsheng Banking Corp., Ltd., Class H	204,000	211,036
China Telecom Corp., Ltd., Class H	172,000	75,021
Industrial & Commercial Bank of China, Ltd., Class H	705,000	601,822
Livzon Pharmaceutical Group, Inc., Class H	19,310	142,737
Tsingtao Brewery Co., Ltd., Class H	32,000	174,583

		1,541,589

Czech Republic — 1.6%
CEZ AS	28,706	692,867
Moneta Money Bank AS (5)	39,302	158,100

		850,967

Denmark — 0.4%
Dfds A/S	3,659	201,072

France — 0.1%
Boiron SA	743	61,951

Germany — 0.7%
RHOEN-KLINIKUM AG	9,827	341,681

Guernsey — 1.9%
Amdocs, Ltd.	15,264	1,004,219

Hong Kong — 8.3%
CLP Holdings, Ltd.	100,500	1,012,837
Dah Sing Financial Holdings, Ltd.	29,600	191,504
Hang Seng Bank, Ltd.	29,900	738,525
HK Electric Investments & HK Electric Investments, Ltd. (1)(5)	800,500	750,094
Hysan Development Co., Ltd.	70,000	404,938
PCCW, Ltd.	805,000	457,232
Vitasoy International Holdings, Ltd.	72,000	187,195
VTech Holdings, Ltd.	21,800	299,691
Yuexiu Real Estate Investment Trust	409,000	271,427

		4,313,443

Hungary — 0.5%
Magyar Telekom Telecommunications PLC	102,609	181,242
Richter Gedeon Nyrt	4,313	95,047

		276,289

Description	Shares	Value
Common Stocks (continued)

Ireland — 0.2%
ICON PLC (2)	1,027	$116,369

Israel — 1.7%
Bank Leumi Le-Israel BM	67,867	408,652
Bezeq — The Israeli Telecommunication Corp., Ltd.	204,161	311,946
Strauss Group, Ltd.	7,424	167,337

		887,935

Japan — 7.1%
Bridgestone Corp.	2,700	119,900
Daiichi Sankyo Co., Ltd.	5,700	202,415
Duskin Co., Ltd. (1)	13,900	343,788
Hogy Medical Co., Ltd.	1,400	106,726
Kissei Pharmaceutical Co., Ltd. (1)	7,100	193,334
KYORIN Holdings, Inc.	18,300	352,271
Mitsui Sugar Co., Ltd.	5,700	231,944
Morinaga Milk Industry Co., Ltd.	2,800	112,734
Nippon Telegraph & Telephone Corp.	10,100	467,756
Paramount Bed Holdings Co., Ltd.	3,800	196,868
Shimachu Co., Ltd. (1)	10,500	348,466
Suzuken Co., Ltd.	7,900	320,974
Takeda Pharmaceutical Co., Ltd.	5,000	283,816
Towa Pharmaceutical Co., Ltd.	2,400	155,169
Vital KSK Holdings, Inc.	11,900	114,448
Xebio Holdings Co., Ltd.	7,500	151,672

		3,702,281

Malaysia — 5.3%
Malayan Banking Bhd	198,500	527,786
Public Bank Bhd	188,500	1,103,365
Tenaga Nasional Bhd	285,900	1,140,278

		2,771,429

Netherlands — 0.1%
Sligro Food Group NV	1,358	70,487

New Zealand — 3.0%
Argosy Property, Ltd.	199,824	148,821
Chorus, Ltd.	36,168	97,416
Fisher & Paykel Healthcare Corp., Ltd.	35,685	353,095
Infratil, Ltd.	76,744	170,863
Metlifecare, Ltd.	40,331	172,850
Ryman Healthcare, Ltd.	45,465	349,330
Summerset Group Holdings, Ltd.	61,146	280,664

		1,573,039

Philippines — 0.9%
First Philippine Holdings Corp.	60,540	72,291
Manila Electric Co.	64,300	414,752

		487,043

Singapore — 4.9%
Ascott Residence Trust	83,200	73,449
Cache Logistics Trust	174,300	109,636
CDL Hospitality Trusts	133,800	167,277
Frasers Centrepoint Trust	191,700	319,547
Mapletree Industrial Trust	73,300	108,295
Mapletree Logistics Trust	474,200	428,515
RHT Health Trust	210,000	123,914
SATS, Ltd.	128,800	504,664
Sheng Siong Group, Ltd. (1)	174,800	123,068
Singapore Airlines, Ltd.	29,800	248,197
Venture Corp., Ltd.	18,200	375,455

		2,582,017

South Korea — 0.3%
GS Home Shopping, Inc.	824	153,188

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Global Low Volatility Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Switzerland — 2.4%
Cembra Money Bank AG	4,415	$413,803
Novartis AG	6,219	520,328
Roche Holding AG	280	64,923
Sonova Holding AG	1,640	257,273

		1,256,327

Taiwan — 2.1%
Far EasTone Telecommunications Co., Ltd.	324,000	816,009
Taichung Commercial Bank Co., Ltd.	503,100	174,144
Taiwan Secom Co., Ltd.	41,075	127,702

		1,117,855

Thailand — 1.0%
Thai Beverage PCL	803,400	505,622

United Kingdom — 0.5%
Halfords Group PLC	48,788	237,473

United States — 40.1%
Abaxis, Inc.	4,934	328,950
Allstate Corp.	10,576	975,742
Ameren Corp.	14,525	788,708
American Electric Power Co., Inc.	9,830	644,651
American Express Co.	1,671	162,939
Atrion Corp.	358	210,826
Boeing Co.	1,564	566,496
Bryn Mawr Bank Corp.	3,579	155,866
Carter’s, Inc.	815	95,094
Chemed Corp.	2,010	521,856
Chevron Corp.	8,306	929,608
Children’s Place, Inc.	1,081	153,826
Consolidated Edison, Inc.	10,993	823,266
CVS Health Corp.	3,360	227,573
Darden Restaurants, Inc.	4,325	398,722
Discover Financial Services	10,942	862,558
Dr. Pepper Snapple Group, Inc.	10,225	1,188,656
Eli Lilly & Co.	2,968	228,595
Essex Property Trust, Inc.	1,966	440,050
Exelon Corp.	4,209	155,901
Fiserv, Inc. (2)	1,999	286,637
Foot Locker, Inc.	1,744	80,067
Forrester Research, Inc.	2,074	83,997
Getty Realty Corp.	6,093	143,795
Harris Corp.	3,502	546,837
Huntington Ingalls Industries, Inc.	1,102	288,735
ICU Medical, Inc. (2)	1,336	308,950
Jack Henry & Associates, Inc.	1,873	219,703
Johnson & Johnson	7,707	1,000,985
Kroger Co.	8,345	226,316
Lockheed Martin Corp.	1,096	386,274
Masimo Corp. (2)	1,851	162,018
Merck & Co., Inc.	14,340	777,515
Meridian Bancorp, Inc.	18,653	373,993
PepsiCo, Inc.	6,404	702,711
Pfizer, Inc.	26,815	973,653
Pinnacle West Capital Corp.	1,145	88,119
Portland General Electric Co.	15,744	625,509
Progressive Corp.	2,610	150,284
Prudential Financial, Inc.	4,670	496,514
Safety Insurance Group, Inc.	3,537	252,365
Spirit AeroSystems Holdings, Inc., Class A	2,977	271,770
Sysco Corp.	11,941	712,281
U.S. Physical Therapy, Inc.	2,082	161,355

Description	Shares or Units	Value
Common Stocks (continued)

United States (continued)
Unum Group	8,711	$443,913
Valero Energy Corp.	2,915	263,574
Wal-Mart, Inc.	7,370	663,374
WellCare Health Plans, Inc. (2)	932	180,724
Williams Cos., Inc.	7,161	198,789

		20,930,640

Total Common Stocks (identified cost $43,683,878)		51,234,415

Common Stock Units — 0.4%

Mexico — 0.4%
Megacable Holdings SAB de C.V.	40,300	176,993

Total Common Stock Units (identified cost $169,581)		176,993

Short-Term Investments — 4.3%

Collateral Investment for Securities on Loan — 3.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.320% (3)	1,640,690	1,640,690

Mutual Funds — 1.2%
State Street Institutional Liquid Reserves Fund — Premier Class, 1.540%	626,443	626,443

Total Short-Term Investments (identified cost $2,267,133)		2,267,133

Total Investments — 102.7% (identified cost $46,120,592)		53,678,541
Other Assets and Liabilities — (2.7)%		(1,416,376)

Total Net Assets — 100.0%		$52,262,165

Industry Allocation
Industry	Value	% of Total Net Assets
Aerospace/Defense	$1,771,378	3.4%
Airlines	248,197	0.5
Apparel	95,094	0.2
Auto Parts & Equipment	119,900	0.2
Banks	5,122,023	9.8
Beverages	2,758,767	5.3
Commercial Services	555,487	1.1
Computers	1,004,219	1.9
Diversified Financial Services	1,439,300	2.8
Electric	7,538,426	14.4
Electronics	375,455	0.7
Engineering & Construction	504,664	1.0
Food	3,717,149	7.1
Healthcare-Products	1,924,705	3.7
Healthcare-Services	2,124,830	4.1
Insurance	2,783,171	5.3
Lodging	279,194	0.5
Media	645,325	1.2
Mining	142,913	0.3
Oil & Gas	1,193,182	2.3
Pharmaceuticals	5,715,735	10.9
Pipelines	198,789	0.4
Real Estate	792,120	1.5
Real Estate Investment Trusts	2,637,571	5.0
Retail	2,496,745	4.8
Savings & Loans	373,993	0.7
Shipbuilding	288,735	0.5
Software	506,340	1.0

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Schedules of Investments

Global Low Volatility Equity Fund (continued)

Industry Allocation (continued)
Industry	Value	% of Total Net Assets
Telecommunications	$3,477,175	6.6%
Transportation	403,833	0.8

Total Common Stocks	51,234,415	98.0
Common Stock Units	176,993	0.4
Collateral Investment for Securities on Loan	1,640,690	3.1
Mutual Funds	626,443	1.2

Total Investments	53,678,541	102.7
Other Assets and Liabilities	(1,416,376)	(2.7)

Total Net Assets	$52,262,165	100.0%

Disciplined International Equity Fund

Description	Shares	Value
Common Stocks — 97.3%

Australia — 6.0%
CSL, Ltd.	1,710	$215,008
Evolution Mining, Ltd.	367,086	811,987
Fortescue Metals Group, Ltd. (1)	403,513	1,568,327
Qantas Airways, Ltd.	225,323	1,023,573
St. Barbara, Ltd.	137,764	438,140
Whitehaven Coal, Ltd.	53,954	181,437
Woodside Petroleum, Ltd.	18,254	409,844

		4,648,316

Belgium — 0.2%
bpost SA	3,932	133,253

Cayman Islands — 3.5%
CK Asset Holdings, Ltd.	188,000	1,614,718
Sands China, Ltd.	157,200	877,371
WH Group, Ltd. (5)	187,500	230,784

		2,722,873

Denmark — 4.0%
Danske Bank A/S	16,005	641,616
Novo Nordisk A/S	37,318	1,923,866
Topdanmark A/S (2)	7,900	387,887
Vestas Wind Systems A/S	2,609	188,747

		3,142,116

Finland — 2.5%
UPM-Kymmene OYJ	57,732	1,972,697

France — 11.5%
Arkema SA	7,714	1,007,941
Bouygues SA	4,142	209,325
Capgemini SE	1,934	241,729
CNP Assurances	19,537	474,891
Credit Agricole SA	46,423	793,740
Eiffage SA	2,660	288,010
Peugeot SA	81,529	1,835,120
Sanofi	15,669	1,235,969
Societe Generale SA	20,839	1,194,795
TOTAL SA	3,315	189,263
Valeo SA	6,845	442,913
Vinci SA	10,813	1,066,317

		8,980,013

Germany — 6.6%
Allianz SE	9,509	2,218,971
Bayer AG	4,411	517,251
Deutsche Lufthansa AG	19,805	665,895

Description	Shares	Value
Common Stocks (continued)

Germany (continued)
Fresenius Medical Care AG & Co. KGaA	1,957	$207,860
Fresenius SE & Co. KGaA	12,770	1,044,076
Merck KGaA	2,869	287,492
Talanx AG	4,799	212,673

		5,154,218

Hong Kong — 4.1%
BOC Hong Kong Holdings, Ltd.	195,000	979,172
Galaxy Entertainment Group, Ltd.	122,000	1,057,836
Hang Seng Bank, Ltd.	40,000	987,994
Sun Hung Kai Properties, Ltd.	12,000	199,133

		3,224,135

Ireland — 1.9%
Seagate Technology PLC	27,890	1,489,326

Israel — 0.2%
Check Point Software Technologies, Ltd. (1)(2)	1,770	183,885

Italy — 1.2%
ASTM SpA	11,639	280,898
Atlantia SpA	6,953	214,285
Societa Iniziative Autostradali e Servizi SpA	24,189	414,541

		909,724

Japan — 23.8%
Aoyama Trading Co., Ltd.	9,100	378,567
Asahi Glass Co., Ltd.	12,200	504,953
Bridgestone Corp.	5,200	230,919
Chubu Electric Power Co., Inc. (1)	39,800	543,002
Dai Nippon Printing Co., Ltd.	27,899	582,009
Daiwa Securities Group, Inc.	155,000	1,032,576
Foster Electric Co., Ltd.	6,900	192,761
Fujikura, Ltd.	73,900	538,006
Fujitsu, Ltd. (1)	52,000	311,308
Hitachi, Ltd.	229,000	1,737,220
Honda Motor Co., Ltd.	47,000	1,694,214
JVC Kenwood Corp.	55,700	206,837
Kansai Electric Power Co., Inc.	53,900	655,630
Kirin Holdings Co., Ltd.	69,200	1,783,870
Konica Minolta, Inc.	82,800	763,165
Maxwell Holdings, Ltd.	10,400	210,368
Mitsubishi Chemical Holdings Corp.	99,900	1,013,070
Mitsubishi UFJ Financial Group, Inc.	21,200	149,711
Morinaga Milk Industry Co., Ltd.	7,000	281,834
NEC Corp.	6,400	194,357
Nippon Telegraph & Telephone Corp.	39,600	1,833,975
Nishimatsu Construction Co., Ltd.	25,700	644,960
Nisshinbo Holdings, Inc. (1)	42,500	644,378
ORIX Corp.	89,800	1,588,643
Sumitomo Electric Industries, Ltd.	11,000	172,988
Toho Holdings Co., Ltd.	6,300	147,949
Toppan Printing Co., Ltd.	60,000	513,520

		18,550,790

Jersey — 4.0%
Aptiv PLC	15,263	1,393,970
Centamin PLC	97,308	199,298
Delphi Technologies PLC	5,087	242,904
Wizz Air Holdings PLC (2)(5)	25,784	1,277,396

		3,113,568

Luxembourg — 0.6%
Ternium SA	12,919	446,739

Netherlands — 4.2%
ABN AMRO Group NV (5)	51,184	1,594,880
AerCap Holdings NV (2)	9,226	457,702

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Disciplined International Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Netherlands (continued)
Fiat Chrysler Automobiles NV (2)	48,733	$1,034,682
Koninklijke Ahold Delhaize NV	8,530	191,857

		3,279,121

New Zealand — 0.2%
Air New Zealand, Ltd.	74,840	176,315

Norway — 0.8%
Marine Harvest ASA (1)	10,034	194,576
Salmar ASA	11,133	394,114

		588,690

Portugal — 0.3%
Mota-Engil SGPS SA	41,368	200,592

Singapore — 2.0%
DBS Group Holdings, Ltd.	24,500	526,615
Mapletree Industrial Trust	143,300	211,715
Oversea-Chinese Banking Corp., Ltd.	24,200	236,351
SATS, Ltd.	79,700	312,280
Singapore Airlines, Ltd.	28,500	237,370

		1,524,331

Spain — 1.5%
Banco Bilbao Vizcaya Argentaria SA	37,251	311,168
Ence Energia y Celulosa SA	84,867	554,117
Repsol SA	16,913	301,365

		1,166,650

Sweden — 0.2%
Skandinaviska Enskilda Banken AB, Class A	15,618	183,566

Switzerland — 6.6%
Lonza Group AG	933	237,306
Novartis AG	6,104	510,706
Roche Holding AG	9,877	2,290,166
Swiss Re AG	3,846	392,638
TE Connectivity, Ltd.	13,023	1,342,541
Zurich Insurance Group AG	1,060	349,708

		5,123,065

United Kingdom — 11.4%
Admiral Group PLC	13,041	330,201
Berkeley Group Holdings PLC	15,033	793,740
GlaxoSmithKline PLC	90,868	1,631,318
Imperial Brands PLC	30,029	1,077,481
Jupiter Fund Management PLC	28,876	202,495
Legal & General Group PLC	460,162	1,653,871
Persimmon PLC	19,995	712,133
QinetiQ Group PLC	99,692	280,375
RELX PLC	9,213	189,274
Rio Tinto PLC	11,306	605,597
Royal Mail PLC	84,256	648,650
Unilever PLC	7,508	383,884
WH Smith PLC	13,393	373,294

		8,882,313

Total Common Stocks (identified cost $64,283,761)		75,796,296

Exchange Traded Funds — 1.7%

United States — 1.7%
iShares Core MSCI EAFE (1)	20,648	1,365,659

Total Exchange Traded Funds (identified cost $1,378,398)		1,365,659

Description	Shares	Value
Short-Term Investments — 7.0%

Collateral Investment for Securities on Loan — 6.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.320% (3)	4,877,184	$4,877,184

Mutual Funds — 0.8%
State Street Institutional Liquid Reserves Fund — Premier Class, 1.540%	592,076	592,076

Total Short-Term Investments (identified cost $5,469,251)		5,469,260

Total Investments — 106.0% (identified cost $71,131,410)		82,631,215
Other Assets and Liabilities — (6.0)%		(4,713,748)

Total Net Assets — 100.0%		$77,917,467

Industry Allocation
Industry	Value	% of Total Net Assets
Agriculture	$1,077,481	1.4%
Airlines	3,380,549	4.3
Auto Manufacturers	4,564,015	5.9
Auto Parts & Equipment	2,483,694	3.2
Banks	7,599,607	9.8
Beverages	1,783,871	2.3
Biotechnology	215,008	0.3
Building Materials	504,953	0.6
Chemicals	2,021,011	2.6
Coal	181,437	0.2
Commercial Services	2,932,603	3.8
Computers	2,420,605	3.1
Cosmetics/Personal Care	383,884	0.5
Diversified Financial Services	2,823,715	3.6
Electric	1,198,631	1.5
Electrical Components & Equipment	538,006	0.7
Electronics	1,552,909	2.0
Energy-Alternate Sources	188,747	0.2
Engineering & Construction	2,721,485	3.5
Food	1,293,165	1.7
Forest Products & Paper	2,526,814	3.2
Healthcare-Products	237,306	0.3
Healthcare-Services	1,251,936	1.6
Home Builders	1,505,873	1.9
Home Furnishings	399,598	0.5
Insurance	6,020,840	7.7
Iron/Steel	2,015,066	2.6
Lodging	1,935,207	2.5
Machinery-Construction & Mining	1,737,220	2.2
Mining	2,055,022	2.6
Office/Business Equipment	763,165	1.0
Oil & Gas	900,473	1.2
Pharmaceuticals	8,544,717	11.0
Real Estate	1,813,851	2.3
Real Estate Investment Trusts	211,715	0.3
Retail	751,861	1.0
Telecommunications	2,478,353	3.2
Transportation	781,903	1.0

Total Common Stocks	75,796,296	97.3
Exchange Traded Funds	1,365,659	1.7
Rights	0	0.0
Collateral Investment for Securities on Loan	4,877,184	6.2
Mutual Funds	592,076	0.8

Total Investments	82,631,215	106.0
Other Assets and Liabilities	(4,713,748)	(6.0)

Total Net Assets	$77,917,467	100.0%

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Schedules of Investments

Pyrford International Stock Fund

Description	Shares	Value
Common Stocks — 94.1%

Australia — 10.7%
Brambles, Ltd.	2,043,162	$15,173,444
Computershare, Ltd.	884,204	12,198,773
Newcrest Mining, Ltd.	349,929	5,759,035
QBE Insurance Group, Ltd.	1,213,200	9,548,653
Rio Tinto, Ltd. (1)	113,387	7,093,840
Woodside Petroleum, Ltd.	508,509	11,417,193
Woolworths Group, Ltd. (1)	712,940	15,235,835

		76,426,773

Belgium — 1.2%
Proximus SADP	271,862	8,721,061

Finland — 1.9%
Kone OYJ, Class B (1)	126,766	6,560,772
Sampo OYJ, A Shares	120,284	6,801,761

		13,362,533

France — 8.2%
Air Liquide SA	96,647	12,077,859
Bureau Veritas SA	291,566	7,620,408
Legrand SA	110,951	8,694,208
Rubis SCA	88,590	6,324,312
Sanofi	170,083	13,416,125
TOTAL SA	190,236	10,861,142

		58,994,054

Germany — 5.1%
Brenntag AG	171,535	10,723,706
Deutsche Post AG	189,282	8,684,264
GEA Group AG	149,643	7,107,189
SAP AG	98,368	10,334,946

		36,850,105

Hong Kong — 4.1%
AIA Group, Ltd.	768,400	6,380,362
China Mobile, Ltd.	1,115,500	10,377,666
Power Assets Holdings, Ltd.	754,500	6,396,020
VTech Holdings, Ltd.	429,100	5,898,964

		29,053,012

Israel — 1.4%
Bezeq — The Israeli Telecommunication Corp., Ltd.	6,721,274	10,269,713

Japan — 10.9%
ABC-Mart, Inc. (1)	122,100	7,738,393
Japan Tobacco, Inc.	589,468	16,798,369
KDDI Corp.	560,500	13,768,627
Mitsubishi Electric Corp.	575,000	9,688,044
Nihon Kohden Corp.	441,800	12,496,513
Sumitomo Rubber Industries, Ltd.	592,400	11,338,083
Toyota Tsusho Corp.	162,800	6,039,242

		77,867,271

Malaysia — 2.9%
Axiata Group Bhd	7,771,974	10,637,281
Malayan Banking Bhd	3,938,782	10,472,717

		21,109,998

Netherlands — 4.7%
Koninklijke Vopak NV	248,107	11,692,512
RELX NV	422,080	8,645,359
Unilever NV	252,792	13,171,202

		33,509,073

Description	Shares or Rights	Value
Common Stocks (continued)

Norway — 2.0%
Telenor ASA	628,559	$14,127,144

Singapore — 5.0%
ComfortDelGro Corp., Ltd.	6,972,100	10,639,480
Sembcorp Industries, Ltd.	2,701,000	6,487,081
Singapore Technologies Engineering, Ltd.	3,496,400	8,947,643
United Overseas Bank, Ltd.	468,702	9,808,431

		35,882,635

Sweden — 5.3%
Assa Abloy AB, Class B	548,121	12,209,764
Atlas Copco AB, A Shares	256,023	10,903,618
Essity AB, Class B (2)	549,610	15,039,643

		38,153,025

Switzerland — 13.2%
Givaudan SA	2,031	4,632,340
Nestle SA	292,985	23,321,650
Novartis AG	239,844	20,067,134
Panalpina Welttransport Holding AG	37,357	5,861,383
Roche Holding AG	89,734	20,806,501
Schindler Holding AG	20,466	4,794,353
SGS SA	1,834	4,666,431
Zurich Insurance Group AG	32,775	10,812,896

		94,962,688

Taiwan — 4.0%
Advantech Co., Ltd.	735,118	5,406,887
Chunghwa Telecom Co., Ltd.	2,740,000	10,209,991
Merida Industry Co., Ltd.	630,000	2,757,969
Taiwan Semiconductor Manufacturing Co., Ltd.	1,249,000	10,257,625

		28,632,472

United Kingdom — 13.5%
BP PLC	811,744	5,265,583
British American Tobacco PLC	185,622	10,902,179
GlaxoSmithKline PLC	578,475	10,385,135
Imperial Brands PLC	180,170	6,464,743
Legal & General Group PLC	2,892,375	10,395,503
National Grid PLC	1,154,904	11,718,563
Royal Dutch Shell PLC, A Shares	321,985	10,198,501
Royal Dutch Shell PLC, B Shares	194,541	6,169,628
SSE PLC	482,557	8,104,724
United Utilities Group PLC	892,058	8,163,124
Vodafone Group PLC	3,290,653	9,213,194

		96,980,877

Total Common Stocks (identified cost $597,879,268)		674,902,434

Preferred Stocks — 1.8%

Germany — 1.8%
Fuchs Petrolub SE	229,876	13,080,191

Total Preferred Stocks (identified cost $9,131,682)		13,080,191

Rights — 0.0%

Australia — 0.0%
Woodside Petroleum, Ltd. (2)	56,501	94,351

Total Rights (identified cost $0)		94,351

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Pyrford International Stock Fund (continued)

Description	Shares	Value
Short-Term Investments — 8.3%

Collateral Investment for Securities on Loan — 5.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 1.320% (3)	35,607,675	$35,607,675

Mutual Funds — 3.3%
State Street Institutional Liquid Reserves Fund — Premier Class, 1.540%	23,706,960	23,706,960

Total Short-Term Investments (identified cost $59,313,132)		59,314,635

Total Investments — 104.2% (identified cost $666,324,082)		747,391,611
Other Assets and Liabilities — (4.2)%		(30,200,459)

Total Net Assets — 100.0%		$717,191,152

Industry Allocation
Industry	Value	% of Total Net Assets
Agriculture	$34,165,291	4.8%
Auto Parts & Equipment	11,338,083	1.6
Banks	20,281,148	2.8
Chemicals	27,433,904	3.8
Commercial Services	36,105,642	5.0
Computers	17,605,661	2.5
Cosmetics/Personal Care	28,210,845	3.9
Distribution/Wholesale	6,039,242	0.9
Electric	20,987,825	2.9
Electrical Components & Equipment	8,694,208	1.2
Electronics	12,209,764	1.7
Engineering & Construction	8,947,643	1.3
Food	38,557,484	5.4
Gas	18,042,875	2.5
Hand/Machine Tools	4,794,353	0.7
Healthcare-Products	12,496,513	1.8
Insurance	43,939,175	6.1
Leisure Time	2,757,969	0.4
Machinery-Construction & Mining	20,591,663	2.9
Machinery-Diversified	13,667,961	1.9
Mining	12,852,875	1.8
Oil & Gas	43,912,047	6.1
Pharmaceuticals	64,674,896	9.0
Pipelines	11,692,512	1.6
Retail	7,738,393	1.1
Semiconductors	10,257,625	1.4
Software	10,334,946	1.4
Telecommunications	93,223,641	13.0
Transportation	25,185,126	3.5
Water	8,163,124	1.1

Total Common Stocks	674,902,434	94.1
Preferred Stocks	13,080,191	1.8
Rights	94,351	0.0
Collateral Investment for Securities on Loan	35,607,675	5.0
Mutual Funds	23,706,960	3.3

Total Investments	747,391,611	104.2
Other Assets and Liabilities	(30,200,459)	(4.2)

Total Net Assets	$717,191,152	100.0%

LGM Emerging Markets Equity Fund

Description	Shares	Value
Common Stocks — 92.4%

Bermuda — 4.5%
Credicorp, Ltd.	13,299	$2,878,569
Dairy Farm International Holdings, Ltd.	747,471	6,305,253

		9,183,822

Brazil — 0.9%
CCR SA	448,000	1,752,318

Cayman Islands — 5.4%
Sands China, Ltd.	1,792,800	10,006,044
Tingyi Cayman Islands Holding Corp.	554,000	1,154,314

		11,160,358

Chile — 1.6%
Aguas Andinas SA, Class A	4,782,906	3,199,752

China — 2.0%
Foshan Haitian Flavouring & Food Co., Ltd., Class A	464,000	4,011,934

Egypt — 2.8%
Commercial International Bank Egypt SAE GDR	1,277,353	5,792,055

Hong Kong — 2.9%
AIA Group, Ltd.	709,800	5,893,781

India — 19.0%
Colgate-Palmolive India, Ltd.	186,204	2,951,743
Emami, Ltd.	284,024	4,675,835
HDFC Bank, Ltd.	63,362	1,822,276
Housing Development Finance Corp., Ltd.	202,761	5,549,901
ICICI Bank, Ltd.	1,281,438	6,130,574
ITC, Ltd.	1,984,151	8,028,532
Nestle India, Ltd.	24,339	2,877,309
Yes Bank, Ltd.	1,401,864	6,872,951

		38,909,121

Indonesia — 8.6%
Bank Mandiri Persero Tbk PT	16,036,608	9,646,628
Bank Rakyat Indonesia Persero Tbk PT	20,225,200	5,534,896
Kalbe Farma Tbk PT	21,708,900	2,520,779

		17,702,303

Malaysia — 3.5%
British American Tobacco Malaysia Bhd	748,600	5,396,763
Public Bank Bhd	316,600	1,853,184

		7,249,947

Mexico — 7.4%
Bolsa Mexicana de Valores SAB de C.V.	1,855,577	3,444,265
Grupo Financiero Banorte SAB de C.V., Class O	237,579	1,424,291
Grupo Herdez SAB de C.V. (1)	643,261	1,569,025
Wal-Mart de Mexico SAB de C.V.	3,760,410	8,801,250

		15,238,831

Nigeria — 1.0%
Guaranty Trust Bank PLC	15,198,387	2,050,941

Philippines — 3.6%
Universal Robina Corp.	2,597,530	7,423,954

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Schedules of Investments

LGM Emerging Markets Equity Fund (continued)

Description	Shares or Units	Value
Common Stocks (continued)

Russia — 3.7%
Magnit PJSC, GDR	363,201	$7,506,630

South Africa — 8.4%
Clicks Group, Ltd.	276,219	3,939,418
Famous Brands, Ltd. (1)(2)	234,914	2,440,040
Mr Price Group, Ltd.	452,793	10,792,916

		17,172,374

Taiwan — 3.0%
President Chain Store Corp.	619,000	6,148,626

Thailand — 1.2%
Kasikornbank PCL	333,469	2,464,632

Turkey — 1.8%
BIM Birlesik Magazalar AS	185,214	3,655,748

United States — 8.7%
PriceSmart, Inc.	33,300	2,622,375
Western Union Co.	211,481	4,191,553
Yum China Holdings, Inc.	253,993	11,002,977

		17,816,905

Vietnam — 2.4%
Vietnam Dairy Products JSC	577,243	4,927,612

Total Common Stocks (identified cost $147,843,128)		189,261,644

Common Stock Units — 2.5%

Mexico — 2.5%
Fomento Economico Mexicano SAB de C.V.	557,300	5,148,565

Total Common Stock Units (identified cost $4,808,402)		5,148,565

Short-Term Investments — 6.6%

Collateral Investment for Securities on Loan — 1.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 1.320% (3)	2,753,904	2,753,904

Mutual Funds — 5.3%
State Street Institutional Liquid Reserves Fund — Premier Class, 1.540%	10,821,818	10,821,818

Total Short-Term Investments (identified cost $13,575,621)		13,575,722

Total Investments — 101.5% (identified cost $166,227,151)		207,985,931
Other Assets and Liabilities — (1.5)%		(3,125,907)

Total Net Assets — 100.0%		$204,860,024

Industry Allocation
Industry	Value	% of Total Net Assets
Agriculture	$13,425,295	6.6%
Banks	46,470,998	22.7
Commercial Services	5,943,871	2.9
Cosmetics/Personal Care	2,951,743	1.4
Diversified Financial Services	8,994,166	4.4
Food	39,431,779	19.2

Industry Allocation (continued)
Industry	Value	% of Total Net Assets
Insurance	$5,893,781	2.9%
Lodging	10,006,044	4.9
Pharmaceuticals	7,196,613	3.5
Retail	45,747,602	22.3
Water	3,199,752	1.6

Total Common Stocks	189,261,644	92.4
Common Stock Units	5,148,565	2.5
Collateral Investment for Securities on Loan	2,753,904	1.3
Mutual Funds	10,821,818	5.3

Total Investments	207,985,931	101.5
Other Assets and Liabilities	(3,125,907)	(1.5)

Total Net Assets	$204,860,024	100.0%

Alternative Strategies Fund

Description	Shares or Principal Amount	Value
Bank Loans Purchased Long — 0.0%

United States — 0.0%
SunEdison, Inc., 6.000%, 12/29/2020	$7,132	$3,281

Total Bank Loans Purchased Long (identified cost $4,932)		3,281

Common Stocks Purchased Long — 51.9%

Australia — 0.1%
Regis Resources, Ltd.	38,115	126,186

Bermuda — 1.1%
Argo Group International Holdings, Ltd.	2,543	148,130
Essent Group, Ltd. (2)	4,411	198,892
IHS Markit, Ltd. (2)(6)	11,401	536,417
Travelport Worldwide, Ltd.	2,445	34,841

		918,280

Canada — 1.7%
Air Canada (2)	1,438	30,324
Allied Properties Real Estate Investment Trust (6)	8,643	279,254
BlackBerry, Ltd. (2)	24,922	302,553
Canfor Corp. (2)	4,241	100,208
Cascades, Inc.	2,585	32,010
Celestica, Inc. (2)	4,609	50,178
Cogeco, Inc.	557	31,123
Cott Corp.	18,040	262,482
George Weston, Ltd.	2,689	219,843
Just Energy Group, Inc.	5,066	24,438
Transcontinental, Inc., Class A	2,621	49,328

		1,381,741

Cayman Islands — 0.1%
China Dongxiang Group Co., Ltd.	244,000	47,354

China — 0.1%
Agricultural Bank of China, Ltd., Class H	74,000	40,608
China Machinery Engineering Corp., Class H	84,000	50,791

		91,399

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Alternative Strategies Fund (continued)

Description	Shares	Value
Common Stocks Purchased Long (continued)

Denmark — 0.1%
Novo Nordisk A/S	1,000	$51,553

France — 0.6%
Boiron SA	608	50,695
IPSOS	1,508	57,721
Peugeot SA	3,338	75,134
Safran SA	2,795	309,098
Sanofi	544	42,911

		535,559

Germany — 0.0%
Hamburger Hafen und Logistik AG	826	20,222

Hungary — 0.1%
Richter Gedeon Nyrt	5,014	110,496

Ireland — 1.8%
Adient PLC	3,734	231,732
Allergan PLC (6)	7,599	1,171,918
Seagate Technology PLC	1,565	83,571

		1,487,221

Italy — 0.2%
Amplifon SpA	5,119	81,066
ASTM SpA	1,365	32,943
Societa Iniziative Autostradali e Servizi SpA	2,959	50,710

		164,719

Japan — 1.7%
Fujibo Holdings, Inc.	1,200	48,021
Heiwado Co., Ltd.	7,300	168,426
Kato Sangyo Co., Ltd.	1,100	37,141
Keihin Corp.	4,900	101,734
Mitsui Sugar Co., Ltd.	1,700	69,176
Nippon Road Co., Ltd.	600	32,234
Nippon Telegraph & Telephone Corp.	5,700	263,981
Nissan Motor Co., Ltd.	10,700	112,270
Okinawa Electric Power Co., Inc.	1,200	32,626
Paramount Bed Holdings Co., Ltd.	3,700	191,687
Press Kogyo Co., Ltd.	9,100	56,207
Shimachu Co., Ltd.	3,400	112,837
Wakita & Co., Ltd.	4,500	54,268
Warabeya Nichiyo Holdings Co., Ltd.	2,300	54,640
Yorozu Corp.	2,000	36,979

		1,372,227

Jersey — 0.1%
Wizz Air Holdings PLC (2)(5)	1,312	64,999

Luxembourg — 0.5%
Orion Engineered Carbons SA	2,345	64,605
Ternium SA	3,682	127,324
Trinseo SA	2,424	192,950

		384,879

Netherlands — 0.8%
BE Semiconductor Industries NV (6)	3,538	348,368
Playa Hotels & Resorts NV (2)(6)	27,780	280,022

		628,390

New Zealand — 0.2%
Air New Zealand, Ltd.	66,299	156,194

Norway — 0.1%
Austevoll Seafood ASA	5,799	51,677

Description	Shares	Value
Common Stocks Purchased Long (continued)

Panama — 0.1%
Copa Holdings SA, Class A	773	$105,105

Poland — 0.1%
Asseco Poland SA	5,851	80,558

Singapore — 0.8%
Broadcom, Ltd. (6)	2,584	636,853

South Korea — 0.2%
Samsung Electronics Co., Ltd.	94	203,728

Sweden — 0.1%
Mycronic AB	5,637	70,923

Taiwan — 0.1%
HannStar Display Corp.	165,000	55,747

United Kingdom — 0.6%
Debenhams PLC	77,526	30,118
DFS Furniture PLC	7,737	19,650
Greggs PLC	4,359	71,576
Imperial Brands PLC	3,053	109,546
QinetiQ Group PLC	22,710	63,870
Venator Materials PLC (2)	1,404	26,873
WH Smith PLC	6,280	175,038

		496,671

United States — 40.6%
AbbVie, Inc.	881	102,046
Air Products & Chemicals, Inc.	2,305	370,621
Albemarle Corp.	1,852	185,996
Allegheny Technologies, Inc. (2)	10,074	261,017
American International Group, Inc.	6,575	377,010
Amkor Technology, Inc. (2)	6,756	67,898
ArcBest Corp. (6)	9,128	302,137
Armstrong World Industries, Inc. (2)	6,576	396,533
AutoZone, Inc. (2)	609	404,814
Best Buy Co., Inc.	2,296	166,322
Boeing Co.	129	46,725
Boston Properties, Inc.	1,989	236,432
Cabot Corp. (6)	4,177	251,372
Chemours Co.	3,473	165,002
Chipotle Mexican Grill, Inc., Class A (2)	493	156,976
CNO Financial Group, Inc. (6)	12,185	274,650
Cooper-Standard Holdings, Inc. (2)	1,078	131,344
CSX Corp.	5,965	320,440
Cutera, Inc. (2)	2,302	103,705
Danaher Corp.	4,500	440,010
Discover Financial Services	2,296	180,994
Dover Corp.	4,900	490,490
DowDuPont, Inc. (6)	8,780	617,234
Dun & Bradstreet Corp. (6)	4,110	513,914
DXC Technology Co.	4,395	450,663
Eagle Pharmaceuticals, Inc. (2)	2,107	118,287
Edgewell Personal Care Co. (2)	5,965	299,145
EMCOR Group, Inc.	1,998	152,467
Emergent BioSolutions, Inc. (2)(6)	5,810	288,757
Employers Holdings, Inc.	1,981	77,556
Ennis, Inc.	3,596	70,122
EQT Corp.	6,860	345,127
Equinix, Inc.	582	228,202
Evercore, Inc., Class A	5,160	480,138
F5 Networks, Inc. (2)	475	70,547
FedEx Corp. (6)	2,400	591,384
FLIR Systems, Inc.	7,515	368,986
GCP Applied Technologies, Inc. (2)	5,492	168,879
Halozyme Therapeutics, Inc. (2)(6)	19,379	380,991
HCC Insurance Holdings, Inc.	8,333	260,073
HD Supply Holdings, Inc. (2)(6)	10,848	393,240
Highwoods Properties, Inc.	1,998	85,934

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Schedules of Investments

Alternative Strategies Fund (continued)

Description	Shares	Value
Common Stocks Purchased Long (continued)

United States (continued)
Home Bancorp, Inc.	1,187	$49,261
HP, Inc.	11,390	266,412
Humana, Inc.	1,220	331,620
Huntington Ingalls Industries, Inc.	956	250,482
Huntsman Corp. (6)	11,662	376,333
Inogen, Inc. (2)	1,119	135,198
Integer Holdings Corp. (2)	2,038	104,040
Intercontinental Exchange, Inc.	3,009	219,898
International Paper Co.	5,867	349,615
Intersect ENT, Inc. (2)	769	28,338
Intrexon Corp. (2)	7,635	99,408
Keycorp (6)	25,355	535,751
KLX, Inc. (2)	5,347	361,885
Kraton Corp. (2)	2,259	95,804
La Quinta Holdings, Inc. (2)(6)	26,955	508,910
Lantheus Holdings, Inc. (2)	3,510	53,703
Lear Corp. (6)	1,775	331,162
LeMaitre Vascular, Inc.	2,338	81,269
Magellan Health, Inc. (2)	1,054	106,349
Marathon Petroleum Corp. (6)	6,413	410,817
Marlin Business Services Corp.	1,249	32,224
Martin Marietta Materials, Inc. (6)	2,973	606,284
Masco Corp. (6)	6,485	266,663
Masimo Corp. (2)	3,026	264,866
MBIA, Inc. (2)	8,498	67,899
Medicines Co. (2)	5,150	157,693
Merit Medical Systems, Inc. (2)	5,468	248,794
MGM Resorts International	3,445	117,922
Microsoft Corp. (6)	7,970	747,347
Mondelez International, Inc.	9,600	421,440
Murphy USA, Inc. (2)	2,337	175,532
Myriad Genetics, Inc. (2)	1,786	57,902
Natus Medical, Inc. (2)	1,707	53,173
Norfolk Southern Corp.	3,530	490,952
Olin Corp.	10,057	326,852
ON Semiconductor Corp. (2)(6)	12,630	302,110
OraSure Technologies, Inc. (2)	6,423	110,861
Owens Corning	4,722	383,899
Owens-Illinois, Inc. (2)	5,714	123,194
PennyMac Financial Services, Inc., Class A (2)	4,030	93,899
PG&E Corp.	3,645	149,773
Philip Morris International, Inc.	3,700	383,135
PNM Resources, Inc.	4,909	172,797
Portland General Electric Co.	5,460	216,926
PVH Corp. (6)	3,745	540,329
Rogers Corp. (2)	881	120,979
Rush Enterprises, Inc., Class A (2)	2,731	116,095
S&P Global, Inc.	1,601	307,072
Sanmina Corp. (2)	840	23,142
SBA Communications Corp., Class A (2)(6)	3,299	518,834
Selective Insurance Group, Inc.	3,625	206,081
Southwest Airlines Co.	972	56,220
Steel Dynamics, Inc.	1,012	46,805
Stifel Financial Corp. (6)	4,467	285,307
SunEdison, Inc.	1,371	692
Supernus Pharmaceuticals, Inc. (2)	2,945	114,560
Sykes Enterprises, Inc. (2)	3,273	95,113
Sysco Corp.	2,243	133,795
T-Mobile US, Inc. (2)	2,029	122,978
TherapeuticsMD, Inc. (2)	13,072	65,360
Tiffany & Co. (6)	9,275	937,146

Description	Shares, Principal Amount, or Units	Value
Common Stocks Purchased Long (continued)

United States (continued)
TriCo Bancshares	4,864	$181,670
TriNet Group, Inc. (2)	7,020	331,133
Tyson Foods, Inc., Class A	1,248	92,826
United Rentals, Inc. (2)(6)	2,018	353,332
United Technologies Corp. (6)	4,475	602,961
Univar, Inc. (2)(6)	13,431	386,947
Unum Group	4,357	222,033
Vail Resorts, Inc.	1,695	348,950
Versum Materials, Inc.	5,634	208,571
Viacom, Inc., Class B	3,487	116,257
Vishay Intertechnology, Inc.	8,680	159,712
Vishay Precision Group, Inc. (2)	1,163	34,832
Visteon Corp. (2)(6)	3,025	374,616
Wells Fargo & Co.	8,020	468,448
Western Digital Corp. (6)	9,093	791,455
Whirlpool Corp.	138	22,415
Worldpay, Inc., Class A (2)	6,058	492,394
WR Grace & Co.	9,148	605,415
Wyndham Worldwide Corp. (6)	3,910	452,700
Yum China Holdings, Inc.	4,777	206,940
Zayo Group Holdings, Inc. (2)	9,325	334,301
Zimmer Biomet Holdings, Inc. (6)	4,520	525,450

		33,066,438

Total Common Stocks Purchased Long (identified cost $39,068,984)		42,309,119

Limited Partnership Units Purchased Long — 0.7%

United States — 0.7%
CrossAmerica Partners LP	15,488	364,123
DCP Midstream LP, Class A	4,983	178,591

Total Limited Partnership Units Purchased Long (identified cost $569,764)		542,714

Municipals Purchased Long — 0.3%

Puerto Rico — 0.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue:
5.000%, 8/1/2043 (7)	$38,000	6,840
5.250%, 8/1/2041 (7)	700,000	126,000
5.500%, 8/1/2042 (7)	55,000	9,900
6.000%, 8/1/2042 (7)	33,000	5,940
6.375%, 8/1/2039 (7)	412,000	74,160

Total Municipals Purchased Long (identified cost $204,457)		222,840

Mutual Funds Purchased Long — 0.4%

United States — 0.4%
Altaba, Inc. (2)	4,684	350,597

Total Mutual Funds Purchased Long (identified cost $202,001)		350,597

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Alternative Strategies Fund (continued)

Description	Shares or Contracts	Value
Purchased Call Options — 1.5%

United States — 1.5%
Intercontinental Exchange, Inc., Exercise Price: $55.00, Notional: $55,000, 1/18/2019 (2)	10	$20,050
iShares Silver Trust, Exercise Price: $13.00, Notional: $208,000, 1/18/2019 (2)	160	47,920
MBIA, Inc., Exercise Price: $5.00, Notional: $76,500, 1/18/2019 (2)	153	52,402
S&P 500 Index:
Exercise Price: $2,700.00, Notional: $31,320,000, 3/16/2018 (2)	116	510,400
Exercise Price: $2,610.00, Notional: $5,742,000, 3/16/2018 (2)	22	279,114
Exercise Price: $2,780.00, Notional: $10,842,000, 3/16/2018 (2)	39	28,665
Exercise Price: $2,760.00, Notional: $1,380,000, 3/16/2018 (2)	5	6,400
Exercise Price: $2,740.00, Notional: $1,096,000, 3/16/2018 (2)	4	8,520
Exercise Price: $2,665.00, Notional: $8,261,500, 3/16/2018 (2)	31	213,125
SPDR Gold Shares, Exercise Price: $125.00, Notional: $800,000, 1/18/2019 (2)	64	45,440

Total Purchased Call Options (identified cost $1,266,407)		1,212,036

Purchased Put Options — 1.9%

United States — 1.9%
S&P 500 Index:
Exercise Price: $2,700.00, Notional: $25,380,000, 3/16/2018 (2)	94	244,400
Exercise Price: $2,650.00, Notional: $530,000, 3/16/2018 (2)	2	3,320
Exercise Price: $2,800.00, Notional: $30,520,000, 3/16/2018 (2)	109	985,360
Exercise Price: $2,750.00, Notional: $10,725,000, 3/16/2018 (2)	39	198,198
Exercise Price: $2,670.00, Notional: $12,015,000, 3/16/2018 (2)	45	83,925

Total Purchased Put Options (identified cost $1,238,652)		1,515,203

Short-Term Investments — 43.7%

Mutual Funds — 28.4%
State Street Institutional Liquid Reserves Fund — Premier Class, 1.540%	23,125,826	23,125,826

Description	Shares or Principal Amount	Value
Short-Term Investments (continued)

U.S. Treasury Bills — 15.3%
United States Treasury Bill, 1.280%, 3/22/2018 (8)	$12,500,000	$12,490,202

Total Short-Term Investments (identified cost $35,616,592)		35,616,028

Total Investments — 100.4% (identified cost $78,171,789)		81,771,818
Other Assets and Liabilities — 20.7%		16,909,177
Securities Sold Short and Written Options (see summary below) — (21.1)%		(17,150,863)

Total Net Assets — 100.0%		$81,530,132

Securities Sold Short & Written Options — (21.1)%

Common Stocks Sold Short — (17.0)%

Australia — 0.0%
Nanosonics, Ltd. (2)	(16,415)	$(33,352)

Canada — (0.8)%
Magna International, Inc.	(5,545)	(304,809)
Maxar Technologies, Ltd.	(1,840)	(86,259)
National Bank of Canada	(5,940)	(288,205)

		(679,273)

Cayman Islands — 0.0%
Netshoes Cayman, Ltd. (2)	(2,661)	(21,261)

Denmark — (0.2)%
Vestas Wind Systems A/S	(1,750)	(127,192)

Finland — 0.0%
Caverion OYJ (2)	(3,201)	(25,151)

France — (0.3)%
Publicis Groupe SA	(2,880)	(217,524)

Germany — (0.2)%
Zalando SE (2)(5)	(2,914)	(166,356)

Ireland — (0.3)%
Ingersoll-Rand PLC	(2,525)	(224,220)

Japan — (1.6)%
ABC-Mart, Inc.	(600)	(38,026)
Acom Co., Ltd. (2)	(8,000)	(36,057)
Don Quijote Holdings Co., Ltd.	(1,400)	(78,223)
Fuji Seal International, Inc.	(2,500)	(80,623)
Hoshizaki Corp.	(1,500)	(135,028)
Kose Corp.	(600)	(112,187)
Kura Corp.	(800)	(48,280)
M3, Inc.	(2,000)	(77,585)
MISUMI Group, Inc.	(4,900)	(140,517)
Nippon Paint Holdings Co., Ltd.	(3,700)	(134,241)
Nitori Holdings Co., Ltd.	(1,000)	(167,623)
Prestige International, Inc.	(4,300)	(54,584)
SMS Co., Ltd.	(3,900)	(160,442)

		(1,263,416)

Jersey — (0.1)%
WPP PLC	(4,170)	(79,647)

Netherlands — (0.5)%
LyondellBasell Industries NV, Class A	(1,815)	(196,419)
Philips Lighting NV (5)	(4,600)	(182,003)

		(378,422)

New Zealand — (0.1)%
Xero, Ltd. (2)	(2,450)	(60,407)

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Schedules of Investments

Alternative Strategies Fund (continued)

Description	Shares	Value
Securities Sold Short & Written Options (continued)

Common Stocks Sold Short (continued)

Norway — (0.2)%
Schibsted ASA, Class A	(3,349)	$(87,842)
XXL ASA (5)	(3,227)	(36,716)

		(124,558)

Spain — (0.1)%
Cellnex Telecom SA (5)	(3,757)	(96,385)

Sweden — (0.1)%
AAK AB	(713)	(65,231)
Wallenstam AB, Class B	(5,651)	(49,303)

		(114,534)

Switzerland — (0.4)%
Arbonia AG (2)	(2,603)	(45,276)
Roche Holding AG	(1,250)	(289,836)

		(335,112)

United Kingdom — (0.8)%
Balfour Beatty PLC	(14,149)	(51,519)
Capital & Counties Properties PLC	(12,171)	(44,304)
Cobham PLC (2)	(76,656)	(118,932)
Just Eat PLC (2)	(8,605)	(103,263)
Nielsen NV	(5,060)	(165,108)
Serco Group PLC (2)	(43,337)	(54,176)
Sophos Group PLC (5)	(15,388)	(104,250)

		(641,552)

United States — (11.3)%
Acadia Realty Trust	(3,550)	(85,484)
Advanced Micro Devices, Inc. (2)	(10,536)	(127,591)
Aerovironment, Inc. (2)	(1,842)	(91,584)
Allegheny Technologies, Inc. (2)	(3,008)	(77,937)
American Woodmark Corp. (2)	(179)	(22,984)
Armstrong World Industries, Inc. (2)	(2,170)	(130,851)
Bank of the Ozarks	(1,818)	(90,700)
Beacon Roofing Supply, Inc. (2)	(1,795)	(94,973)
Benefitfocus, Inc. (2)	(2,371)	(57,378)
BioScrip, Inc. (2)	(25,453)	(80,431)
Boeing Co.	(505)	(182,916)
Brown-Forman Corp., Class B	(935)	(65,254)
Campbell Soup Co.	(4,775)	(205,564)
Cardinal Health, Inc.	(1,940)	(134,267)
Chesapeake Energy Corp. (2)	(6,134)	(17,298)
Clorox Co.	(975)	(125,853)
Dollar General Corp.	(1,815)	(171,681)
Domino’s Pizza, Inc.	(825)	(183,488)
Duke Realty Corp.	(4,249)	(105,248)
Ecolab, Inc.	(2,575)	(335,909)
Education Realty Trust, Inc.	(2,305)	(71,778)
Financial Engines, Inc.	(1,217)	(40,769)
Gap, Inc.	(5,487)	(173,279)
General Electric Co.	(14,795)	(208,757)
General Mills, Inc.	(5,500)	(278,025)
Guidewire Software, Inc. (2)	(550)	(44,176)
H&R Block, Inc.	(4,675)	(118,418)
Healthcare Services Group, Inc.	(3,620)	(164,457)
Hologic, Inc. (2)	(4,080)	(158,426)
Home Depot, Inc./The	(1,590)	(289,809)
Hormel Foods Corp.	(5,109)	(165,838)
Instructure, Inc. (2)	(2,590)	(112,406)
Interactive Brokers Group, Inc., Class A	(2,389)	(165,797)
Kennametal, Inc.	(3,880)	(159,856)
Kopin Corp. (2)	(19,905)	(60,909)
L Brands, Inc.	(5,400)	(266,382)

Description	Shares or Contracts	Value
Securities Sold Short & Written Options (continued)

Common Stocks Sold Short (continued)

United States (continued)
Legg Mason, Inc.	(7,165)	$(285,955)
Leggett & Platt, Inc.	(3,914)	(170,102)
LSB Industries, Inc. (2)	(9,770)	(72,982)
Macerich Co.	(1,118)	(65,895)
Macquarie Infrastructure Corp.	(1,599)	(64,759)
Netflix, Inc. (2)	(450)	(131,121)
NOW, Inc. (2)	(6,147)	(58,335)
Omnicom Group, Inc.	(2,950)	(224,879)
PepsiCo, Inc.	(1,805)	(198,063)
PHH Corp. (2)	(8,654)	(91,559)
Pinnacle Financial Partners, Inc.	(2,143)	(138,331)
PotlatchDeltic Corp.	(952)	(48,705)
PROS Holdings, Inc. (2)	(3,422)	(107,280)
Qorvo, Inc. (2)	(2,705)	(218,321)
Range Resources Corp.	(9,155)	(121,670)
Rayonier, Inc.	(3,839)	(130,488)
Realty Income Corp.	(2,665)	(131,065)
Regal Beloit Corp.	(2,410)	(174,243)
Republic First Bancorp, Inc. (2)	(5,744)	(48,537)
Robert Half International, Inc.	(4,549)	(259,611)
Scotts Miracle-Gro Co.	(1,950)	(175,188)
Senior Housing Properties Trust	(2,934)	(44,421)
Starbucks Corp.	(4,385)	(250,384)
TimkenSteel Corp. (2)	(6,780)	(110,921)
Titan International, Inc.	(4,521)	(58,140)
Ulta Beauty, Inc. (2)	(989)	(201,113)
VF Corp.	(2,350)	(175,239)
W.W. Grainger, Inc.	(445)	(116,390)
Wabtec Corp.	(1,914)	(155,685)
Weyerhaeuser Co.	(1,939)	(67,923)
Winnebago Industries, Inc.	(4,330)	(188,572)
Zillow Group, Inc., Class C (2)	(1,815)	(86,521)

		(9,238,871)

Total Common Stocks Sold Short (proceeds $(13,657,933))		(13,827,233)

Exchange Traded Funds Sold Short — (1.3)%

United States — (1.3)%
iShares Russell 1000 Growth	(1,675)	(234,986)
iShares Russell Mid-Cap Growth	(2,584)	(318,814)
PowerShares QQQ Trust Series 1	(380)	(63,540)
SPDR S&P 500 Trust	(592)	(160,817)
SPDR S&P Mid-Cap 400 Trust	(722)	(244,945)

Total Exchange Traded Funds Sold Short (proceeds $(964,947))		(1,023,102)

Written Call Options — (1.6)%

United States — (1.6)%
Albemarle Corp.:
Exercise Price: $120.00, Notional: $(12,000), 3/16/2018 (2)	(1)	(10)
Exercise Price: $115.00, Notional: $(34,500), 3/16/2018 (2)	(3)	(87)
Allegheny Technologies, Inc., Exercise Price: $27.50, Notional: $(41,250), 3/16/2018 (2)	(15)	(600)
Altaba, Inc.:
Exercise Price: $75.00, Notional: $(45,000), 3/16/2018 (2)	(6)	(1,044)
Exercise Price: $72.50, Notional: $(79,750), 3/16/2018 (2)	(11)	(3,410)
Exercise Price: $80.00, Notional: $(32,000), 3/16/2018 (2)	(4)	(100)

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Alternative Strategies Fund (continued)

Description	Contracts	Value
Written Call Options (continued)

United States (continued)
Exercise Price: $75.00, Notional: $(22,500), 4/20/2018 (2)	(3)	$(915)
Exercise Price: $72.50, Notional: $(21,750), 4/20/2018 (2)	(3)	(1,359)
Exercise Price: $77.50, Notional: $(31,000), 4/20/2018 (2)	(4)	(840)
Exercise Price: $72.50, Notional: $(14,500), 6/15/2018 (2)	(2)	(1,280)
Exercise Price: $75.00, Notional: $(75,000), 6/15/2018 (2)	(10)	(5,000)
BlackBerry, Ltd.:
Exercise Price: $14.00, Notional: $(19,600), 3/16/2018 (2)	(14)	(98)
Exercise Price: $13.00, Notional: $(48,100), 3/16/2018 (2)	(37)	(518)
Exercise Price: $12.00, Notional: $(9,600), 3/16/2018 (2)	(8)	(400)
Exercise Price: $11.00, Notional: $(23,100), 3/16/2018 (2)	(21)	(2,583)
Exercise Price: $12.50, Notional: $(72,500), 6/15/2018 (2)	(58)	(6,670)
Chipotle Mexican Grill, Inc., Exercise Price: $310.00, Notional: $(31,000), 3/16/2018 (2)	(1)	(1,546)
Eagle Pharmaceuticals, Inc., Exercise Price: $60.00, Notional: $(6,000), 3/16/2018 (2)	(1)	(65)
Halozyme Therapeutics, Inc.:
Exercise Price: $20.00, Notional: $(20,000), 3/16/2018 (2)	(10)	(550)
Exercise Price: $19.00, Notional: $(11,400), 6/15/2018 (2)	(6)	(1,470)
Huntsman Corp., Exercise Price: $35.00, Notional: $(70,000), 5/18/2018 (2)	(20)	(2,300)
iShares Russell 1000 ETF, Exercise Price: $145.00, Notional: $(319,000), 3/16/2018 (2)	(22)	(16,720)
iShares Russell 1000 Growth ETF, Exercise Price: $130.00, Notional: $(312,000), 3/16/2018 (2)	(24)	(31,200)
KLX, Inc.:
Exercise Price: $70.00, Notional: $(119,000), 5/18/2018 (2)	(17)	(5,780)
Exercise Price: $70.00, Notional: $(14,000), 11/16/2018 (2)	(2)	(1,330)
Marathon Petroleum Corp.:
Exercise Price: $67.50, Notional: $(290,250), 3/16/2018 (2)	(43)	(3,569)
Exercise Price: $65.00, Notional: $(26,000), 3/16/2018 (2)	(4)	(596)
MBIA, Inc.:
Exercise Price: $10.00, Notional: $(3,000), 5/18/2018 (2)	(3)	(136)
Exercise Price: $10.00, Notional: $(7,000), 1/18/2019 (2)	(7)	(833)
MGM Resorts International, Exercise Price: $37.00, Notional: $(22,200), 3/16/2018 (2)	(6)	(36)
Murphy USA, Inc.:
Exercise Price: $85.00, Notional: $(25,500), 4/20/2018 (2)	(3)	(90)
Exercise Price: $80.00, Notional: $(32,000), 4/20/2018 (2)	(4)	(460)

Description	Contracts	Value
Written Call Options (continued)

United States (continued)
S&P 500 Index:
Exercise Price: $2,700.00, Notional: $(25,380,000), 3/16/2018 (2)	(94)	$(413,600)
Exercise Price: $2,695.00, Notional: $(19,943,000), 3/16/2018 (2)	(74)	(344,470)
Exercise Price: $2,650.00, Notional: $(530,000), 3/16/2018 (2)	(2)	(16,880)
Exercise Price: $2,800.00, Notional: $(30,520,000), 3/16/2018 (2)	(109)	(46,870)
Exercise Price: $2,750.00, Notional: $(10,725,000), 3/16/2018 (2)	(39)	(69,030)
Exercise Price: $2,670.00, Notional: $(12,015,000), 3/16/2018 (2)	(45)	(305,100)
SBA Communications Corp.:
Exercise Price: $170.00, Notional: $(68,000), 3/16/2018 (2)	(4)	(140)
Exercise Price: $165.00, Notional: $(115,500), 3/16/2018 (2)	(7)	(700)
Exercise Price: $160.00, Notional: $(96,000), 3/16/2018 (2)	(6)	(2,700)
Exercise Price: $155.00, Notional: $(31,000), 3/16/2018 (2)	(2)	(1,260)
SPDR Gold Shares:
Exercise Price: $129.00, Notional: $(103,200), 3/16/2018 (2)	(8)	(152)
Exercise Price: $128.00, Notional: $(102,400), 3/16/2018 (2)	(8)	(224)
Exercise Price: $133.00, Notional: $(106,400), 5/18/2018 (2)	(8)	(448)
Exercise Price: $132.00, Notional: $(105,600), 5/18/2018 (2)	(8)	(552)
Versum Materials, Inc., Exercise Price: $37.50, Notional: $(15,000), 3/16/2018 (2)	(4)	(320)
Warrior Met Coal, Inc., Exercise Price: $23.79, Notional: $(11,895), 4/20/2018 (2)	(5)	(3,875)
Western Digital Corp., Exercise Price: $85.00, Notional: $(34,000), 3/16/2018 (2)	(4)	(1,580)
WR Grace & Co.:
Exercise Price: $67.50, Notional: $(20,250), 3/16/2018 (2)	(3)	(240)
Exercise Price: $67.50, Notional: $(20,250), 6/15/2018 (2)	(3)	(863)

Total Written Call Options (proceeds $(1,693,730))		(1,300,599)

Written Put Options — (1.2)%

United States — (1.2)%
S&P 500 Index:
Exercise Price: $2,665.00, Notional: $(8,261,500), 3/16/2018 (2)	(31)	(59,923)
Exercise Price: $2,700.00, Notional: $(31,320,000), 3/16/2018 (2)	(116)	(301,600)
Exercise Price: $2,625.00, Notional: $(66,937,500), 3/16/2018 (2)	(255)	(303,450)

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Schedules of Investments

Alternative Strategies Fund (continued)

Description	Contracts	Value

Written Put Options (continued)

United States (continued)
Exercise Price: $2,610.00, Notional: $(5,742,000), 3/16/2018 (2)	(22)	$(25,300)
Exercise Price: $2,780.00, Notional: $(10,842,000), 3/16/2018 (2)	(39)	(261,456)
Exercise Price: $2,760.00, Notional: $(1,380,000), 3/16/2018 (2)	(5)	(29,740)
Exercise Price: $2,740.00, Notional: $(1,096,000), 3/16/2018 (2)	(4)	(18,460)

Total Written Put Options (proceeds $(1,646,153))		(999,929)

Total Securities Sold Short & Written Options (proceeds $(17,962,763))		$(17,150,863)

Industry Allocation
Industry	Value	% of Total Net Assets
Common Stocks Purchased Long
Advertising	$57,721	0.1%
Aerospace/Defense	1,320,670	1.6
Agriculture	492,681	0.6
Airlines	412,843	0.5
Auto Manufacturers	187,405	0.2
Auto Parts & Equipment	1,263,774	1.6
Banks	1,226,478	1.5
Beverages	262,482	0.3
Biotechnology	984,751	1.2
Building Materials	1,653,378	2.0
Chemicals	3,850,504	4.7
Coal	260,073	0.3
Commercial Services	2,342,384	2.9
Computers	2,070,326	2.5
Cosmetics/Personal Care	299,145	0.4
Distribution/Wholesale	447,508	0.6
Diversified Financial Services	1,292,460	1.6
Electric	572,121	0.7
Electronics	884,499	1.1
Energy-Alternate Sources	692	0.0
Engineering & Construction	235,492	0.3
Entertainment	348,950	0.4
Food	1,320,541	1.6
Forest Products & Paper	481,833	0.6
Gas	24,438	0.0
Healthcare-Products	2,341,093	2.9
Healthcare-Services	437,969	0.5
Home Furnishings	22,415	0.0
Insurance	1,572,251	1.9
Internet	70,547	0.1
Iron/Steel	435,146	0.5
Lodging	1,359,555	1.7
Media	147,379	0.2
Mining	126,186	0.2
Miscellaneous Manufacturing	683,440	0.8
Oil & Gas	931,475	1.1
Packaging & Containers	123,194	0.2
Pharmaceuticals	1,908,892	2.3
Real Estate Investment Trusts	1,348,656	1.7

Industry Allocation (continued)
Industry	Value	% of Total Net Assets
Retail	$2,913,618	3.6%
Savings & Loans	49,261	0.1
Semiconductors	1,558,956	1.9
Shipbuilding	250,482	0.3
Software	1,261,261	1.5
Telecommunications	721,260	0.9
Textiles	48,021	0.1
Transportation	1,704,913	2.1

Total Common Stocks Purchased Long	42,309,119	51.9
Bank Loans Purchased Long	3,281	0.0
Corporate Bonds & Notes Purchased Long Oil & Gas	0	0.0
Limited Partnership Units Purchased Long	542,714	0.7
Municipals Purchased Long	222,840	0.3
Mutual Funds Purchased Long	350,597	0.4
Purchased Call Options	1,212,036	1.5
Purchased Put Options	1,515,203	1.9
Short-Term Investments	35,616,028	43.7

Total Investments	81,771,818	100.4
Other Assets and Liabilities	16,909,177	20.7
Securities Sold Short & Written Options (see below)	(17,150,863)	(21.1)

Total Net Assets	$81,530,132	100.0%

Common Stocks Sold Short
Advertising	$(522,049)	(0.6)%
Aerospace/Defense	(393,432)	(0.5)
Apparel	(175,239)	(0.2)
Auto Parts & Equipment	(362,949)	(0.5)
Banks	(565,772)	(0.7)
Beverages	(263,316)	(0.3)
Building Materials	(199,111)	(0.2)
Chemicals	(330,661)	(0.4)
Commercial Services	(1,187,997)	(1.5)
Computers	(158,426)	(0.2)
Cosmetics/Personal Care	(112,187)	(0.1)
Distribution/Wholesale	(116,390)	(0.1)
Diversified Financial Services	(620,138)	(0.8)
Electrical Components & Equipment	(182,003)	(0.2)
Energy-Alternate Sources	(127,192)	(0.2)
Engineering & Construction	(51,519)	(0.1)
Food	(714,658)	(0.9)
Hand/Machine Tools	(334,099)	(0.4)
Healthcare-Products	(191,779)	(0.2)
Home Builders	(188,571)	(0.2)
Home Furnishings	(305,130)	(0.4)
Household Products/Wares	(125,853)	(0.2)
Housewares	(175,188)	(0.2)
Internet	(580,193)	(0.7)
Iron/Steel	(77,937)	(0.1)
Machinery-Diversified	(155,685)	(0.2)
Media	(87,842)	(0.1)
Metal Fabricate/Hardware	(251,438)	(0.3)
Miscellaneous Manufacturing	(505,959)	(0.6)
Oil & Gas	(138,968)	(0.2)
Oil & Gas Services	(58,335)	(0.1)
Packaging & Containers	(80,623)	(0.1)
Pharmaceuticals	(504,535)	(0.6)
Real Estate	(93,607)	(0.1)
Real Estate Investment Trusts	(751,006)	(0.9)
Retail	(2,166,334)	(2.7)
Semiconductors	(406,821)	(0.5)

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Alternative Strategies Fund (continued)

Industry Allocation (continued)
Industry	Value	% of Total Net Assets
Software	$(381,647)	(0.5	) %
Telecommunications	(182,644)	(0.2)

Total Common Stocks Sold Short	(13,827,233)	(17.0)
Exchange Traded Funds Sold Short	(1,023,102)	(1.3)
Written Call Options	(1,300,599)	(1.6)
Written Put Options	(999,929)	(1.2)

Total Securities Sold Short & Written Options	$(17,150,863)	(21.1)%

At February 28, 2018, the Alternative Strategies Fund had outstanding futures contracts as set forth below:

Expiration Date	Number of Contracts	Description	Notional Amount	Value at February 28, 2018	Unrealized Appreciation (Depreciation)
Long Futures
Bond Futures
March 2018	136	CME E-Mini S&P 500® Index	$18,716,610	$18,457,920	$(258,690)
March 2018	20	Russell 2000 Mini Index	1,535,637	1,511,200	(24,437)
March 2018	7	Eurex Euro STOXX 50 Index	307,173	293,605	(13,568)
March 2018	7	LIFFE FTSE 100 Index	715,532	696,362	(19,170)
March 2018	5	CAC 40 10 Euro	315,289	324,459	9,170
March 2018	3	TSE TOPIX Index	505,337	497,118	(8,219)
March 2018	2	Eurex DAX Index	760,187	758,383	(1,804)
March 2018	1	HKG Hang Seng Index	200,117	196,348	(3,769)
Short Futures
Bond Futures
March 2018	17	SFE 10-Year Australian Bond	(1,681,719)	(1,687,363)	(5,644)
March 2018	19	Eurex 10-Year Euro BUND	(3,677,729)	(3,695,820)	(18,091)
June 2018	18	CBOT 10-Year U.S. Treasury Note	(2,163,394)	(2,160,844)	2,550
June 2018	23	MSE 10-Year Canadian Bond	(2,349,235)	(2,360,224)	(10,989)
June 2018	37	CBOT U.S. Long Bond	(5,297,378)	(5,307,188)	(9,810)
Index Futures
March 2018	1	OSE Nikkei 225 Index	(206,470)	(207,132)	(662)
March 2018	2	CME E-Mini NASDAQ 100 Index	(259,009)	(274,600)	(15,591)
March 2018	7	CBOT E-Mini DJIA Index	(856,420)	(876,330)	(19,910)
March 2018	69	CME E-Mini S&P 500® Index	(9,098,612)	(9,364,680)	(266,068)
Interest Rate Futures
June 2018	83	LIFFE 3-Month Euro Euribor	(25,335,782)	(25,340,319)	(4,537)
June 2018	174	LIFFE 90-Day Sterling	(29,590,158)	(29,589,881)	277
June 2018	232	CME 3-Month Eurodollar	(56,698,338)	(56,428,200)	270,138

Total Futures Contracts			$(114,158,362)	$(114,557,186)	$(398,824)

At February 28, 2018, the Alternative Strategies Fund had outstanding forward foreign currency exchange contracts as set forth below:

		Contract Amount					Unrealized Appreciation (Depreciation)
Settlement Date	Currency	Buy		Sell		Value		Counterparty
March 23, 2018	Australian Dollar	AUD	7,950,000		$6,296,639	$6,174,900	$(121,739)	Bank of America
March 23, 2018	Australian Dollar		$4,956,862	AUD	6,394,000	4,966,329	(9,467)	Bank of America
March 23, 2018	Canadian Dollar	CAD	10,887,000		$8,673,614	8,487,804	(185,810)	Bank of America
March 23, 2018	Canadian Dollar		$11,186,213	CAD	14,211,000	11,079,284	106,929	Bank of America
March 23, 2018	Euro Currency	EUR	5,268,000		$6,307,257	6,437,181	129,924	Bank of America
March 23, 2018	Euro Currency		$2,635,204	EUR	2,168,000	2,649,166	(13,962)	Bank of America
March 23, 2018	Japanese Yen	JPY	1,062,211,000		$9,639,956	9,970,411	330,455	Bank of America
March 23, 2018	Japanese Yen		$7,670,809	JPY	850,620,000	7,984,319	(313,510)	Bank of America
March 23, 2018	Mexican Peso	MXN	10,132,000		$525,151	535,647	10,496	Bank of America
March 23, 2018	Mexican Peso		$1,415,132	MXN	27,851,000	1,472,396	(57,264)	Bank of America
March 23, 2018	New Zealand Dollar	NZD	3,184,000		$2,317,951	2,295,846	(22,105)	Bank of America

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Schedules of Investments

		Contract Amount					Unrealized Appreciation (Depreciation)
Settlement Date	Currency	Buy		Sell		Value		Counterparty
March 23, 2018	New Zealand Dollar		$1,643,658	NZD	2,338,000	$1,685,831	$(42,173)	Bank of America
March 23, 2018	Pound Sterling	GBP	3,298,000		$4,465,636	4,544,689	79,053	Bank of America
March 23, 2018	Pound Sterling		$2,047,620	GBP	1,474,000	2,031,192	16,428	Bank of America
March 23, 2018	Swiss Franc	CHF	3,959,000		$4,245,273	4,199,937	(45,336)	Bank of America
March 23, 2018	Swiss Franc		$2,892,898	CHF	2,803,000	2,973,585	(80,687)	Bank of America

							$(218,768)

Global Long/Short Equity Fund

Description	Shares	Value
Common Stocks Purchased Long — 96.7%

Australia — 0.9%
Regis Resources, Ltd.	35,247	$116,691

Bermuda — 2.6%
Argo Group International Holdings, Ltd.	2,350	136,887
Essent Group, Ltd. (2)	4,082	184,057
Travelport Worldwide, Ltd.	2,374	33,830

		354,774

Canada — 5.6%
Air Canada (2)	1,396	29,439
Allied Properties Real Estate Investment Trust	8,394	271,209
Canfor Corp. (2)	4,118	97,302
Cascades, Inc.	2,309	28,593
Celestica, Inc. (2)	4,260	46,378
Cogeco, Inc.	540	30,173
George Weston, Ltd. (6)	2,484	203,083
Just Energy Group, Inc.	4,522	21,813
Transcontinental, Inc., Class A	2,422	45,582

		773,572

Cayman Islands — 0.3%
China Dongxiang Group Co., Ltd.	224,000	43,472

China — 0.6%
Agricultural Bank of China, Ltd., Class H	66,000	36,218
China Machinery Engineering Corp., Class H	76,000	45,954

		82,172

Denmark — 0.3%
Novo Nordisk A/S	923	47,584

France — 1.5%
Boiron SA	561	46,776
IPSOS	1,393	53,320
Peugeot SA	3,085	69,439
Sanofi	500	39,440

		208,975

Germany — 0.1%
Hamburger Hafen und Logistik AG	737	18,043

Hungary — 0.7%
Richter Gedeon Nyrt	4,634	102,121

Ireland — 0.6%
Seagate Technology PLC	1,446	77,216

Italy — 1.1%
Amplifon SpA	4,971	78,722
ASTM SpA	1,261	30,433
Societa Iniziative Autostradali e Servizi SpA	2,735	46,871

		156,026

Description	Shares	Value
Common Stocks Purchased Long (continued)

Japan — 8.8%
Fujibo Holdings, Inc.	900	$36,015
Heiwado Co., Ltd. (1)	6,700	154,583
Kato Sangyo Co., Ltd.	800	27,012
Keihin Corp.	4,300	89,277
Mitsui Sugar Co., Ltd.	1,400	56,969
Nippon Road Co., Ltd.	400	21,489
Nippon Telegraph & Telephone Corp. (6)	5,400	250,088
Nissan Motor Co., Ltd.	9,700	101,778
Okinawa Electric Power Co., Inc. (1)	880	23,926
Paramount Bed Holdings Co., Ltd. (6)	3,300	170,964
Press Kogyo Co., Ltd.	8,200	50,648
Shimachu Co., Ltd.	2,900	96,243
Wakita & Co., Ltd.	4,100	49,444
Warabeya Nichiyo Holdings Co., Ltd.	1,900	45,137
Yorozu Corp.	1,700	31,432

		1,205,005

Jersey — 0.4%
Wizz Air Holdings PLC (2)(5)	1,211	59,996

Luxembourg — 2.6%
Orion Engineered Carbons SA	2,168	59,728
Ternium SA	3,403	117,676
Trinseo SA	2,240	178,304

		355,708

Netherlands — 2.5%
BE Semiconductor Industries NV (6)	3,453	339,998

New Zealand — 1.1%
Air New Zealand, Ltd.	61,311	144,442

Norway — 0.4%
Austevoll Seafood ASA	5,362	47,783

Panama — 0.7%
Copa Holdings SA, Class A	714	97,083

Poland — 0.5%
Asseco Poland SA	5,416	74,569

South Korea — 1.4%
Samsung Electronics Co., Ltd.	87	188,557

Sweden — 0.5%
Mycronic AB (1)	5,211	65,564

Taiwan — 0.4%
HannStar Display Corp.	151,000	51,017

United Kingdom — 3.2%
Debenhams PLC (1)	75,302	29,254
DFS Furniture PLC	6,907	17,542
Greggs PLC	4,031	66,190
Imperial Brands PLC	2,822	101,257
QinetiQ Group PLC	21,000	59,061
WH Smith PLC (6)	5,806	161,827

		435,131

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Global Long/Short Equity Fund (continued)

Description	Shares	Value
Common Stocks Purchased Long (continued)

United States — 59.9%
AbbVie, Inc. (6)	855	$99,035
Amkor Technology, Inc. (2)	6,246	62,772
ArcBest Corp. (6)	8,911	294,954
Best Buy Co., Inc. (6)	2,121	153,645
Boeing Co.	124	44,914
Boston Properties, Inc. (6)	1,941	230,727
Cabot Corp. (6)	4,078	245,414
CNO Financial Group, Inc. (6)	11,897	268,158
Cooper-Standard Holdings, Inc. (2)(6)	996	121,353
Cutera, Inc. (2)(6)	2,127	95,821
Discover Financial Services (6)	2,121	167,198
EMCOR Group, Inc. (6)	1,940	148,041
Emergent BioSolutions, Inc. (2)(6)	5,671	281,849
Employers Holdings, Inc.	1,830	71,644
Ennis, Inc.	3,325	64,838
Equinix, Inc. (6)	567	222,321
F5 Networks, Inc. (2)	436	64,755
Highwoods Properties, Inc.	1,846	79,396
Home Bancorp, Inc.	1,004	41,666
Huntington Ingalls Industries, Inc. (6)	884	231,617
Inogen, Inc. (2)(6)	1,033	124,807
Integer Holdings Corp. (2)	1,884	96,178
Intersect ENT, Inc. (2)	746	27,490
Kraton Corp. (2)	2,193	93,005
Lantheus Holdings, Inc. (2)	3,408	52,142
Lear Corp. (6)	1,732	323,139
LeMaitre Vascular, Inc.	2,159	75,047
Magellan Health, Inc. (2)(6)	1,023	103,221
Marlin Business Services Corp.	1,212	31,270
Masco Corp. (6)	6,297	258,933
Masimo Corp. (2)(6)	2,953	258,476
Merit Medical Systems, Inc. (2)(6)	5,343	243,106
Myriad Genetics, Inc. (2)	1,733	56,184
Natus Medical, Inc. (2)	1,576	49,092
ON Semiconductor Corp. (2)	12,267	293,427
OraSure Technologies, Inc. (2)	5,937	102,473
Owens Corning (6)	2,436	198,047
Owens-Illinois, Inc. (2)(6)	5,289	114,031
PennyMac Financial Services, Inc., Class A (2)	3,913	91,173
PG&E Corp. (6)	3,370	138,473
PNM Resources, Inc. (6)	4,539	159,773
Portland General Electric Co. (6)	5,330	211,761
Rogers Corp. (2)(6)	813	111,641
Rush Enterprises, Inc., Class A (2)	2,524	107,295
Sanmina Corp. (2)	814	22,426
Selective Insurance Group, Inc. (6)	3,350	190,447
Southwest Airlines Co.	943	54,543
Steel Dynamics, Inc.	934	43,198
Stifel Financial Corp. (6)	4,338	277,068
Supernus Pharmaceuticals, Inc. (2)	2,722	105,886
Sykes Enterprises, Inc. (2)	3,026	87,936
Sysco Corp.	2,072	123,595
TriCo Bancshares (6)	4,501	168,112
Tyson Foods, Inc., Class A	1,153	85,760
United Rentals, Inc. (2)(6)	1,969	344,752
Unum Group (6)	4,253	216,733
Vishay Intertechnology, Inc. (1)(6)	8,035	147,844
Vishay Precision Group, Inc. (2)	1,127	33,754

		8,212,356

Total Common Stocks Purchased Long (identified cost $11,838,852)		13,257,855

Description	Shares	Value
Short-Term Investments — 37.3%

Collateral Investment for Securities on Loan — 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.320% (3)	186,411	$186,411

Mutual Funds — 35.9%
State Street Institutional Liquid Reserves Fund — Premier Class, 1.540%	4,918,172	4,918,172

Total Short-Term Investments (identified cost $5,104,580)		5,104,583

Total Investments — 134.0% (identified cost $16,943,432)		18,362,438
Other Assets and Liabilities — (0.8)%		(110,570)
Securities Sold Short (see below) — (33.2)%		(4,545,466)

Total Net Assets — 100.0%		$13,706,402

Securities Sold Short — (33.2)%

Common Stocks Sold Short — (33.2)%

Australia — (0.2)%
Nanosonics, Ltd. (2)	(13,722)	$(27,881)

Cayman Islands — (0.2)%
Netshoes Cayman, Ltd. (2)	(2,583)	(20,638)

Finland — (0.2)%
Caverion OYJ (2)	(2,857)	(22,448)

Germany — (1.1)%
Zalando SE (2)(5)	(2,522)	(143,977)

Japan — (7.7)%
ABC-Mart, Inc.	(400)	(25,351)
Acom Co., Ltd. (2)	(7,000)	(31,550)
Don Quijote Holdings Co., Ltd.	(1,000)	(55,874)
Fuji Seal International, Inc.	(2,300)	(74,173)
Hoshizaki Corp.	(1,300)	(117,024)
Kose Corp.	(400)	(74,791)
Kura Corp.	(600)	(36,210)
M3, Inc.	(1,700)	(65,947)
MISUMI Group, Inc.	(4,300)	(123,311)
Nippon Paint Holdings Co., Ltd.	(3,400)	(123,357)
Nitori Holdings Co., Ltd.	(800)	(134,098)
Prestige International, Inc.	(3,800)	(48,237)
SMS Co., Ltd.	(3,700)	(152,214)

		(1,062,137)

New Zealand — (0.3)%
Xero, Ltd. (2)	(1,848)	(45,565)

Norway — (0.8)%
Schibsted ASA, Class A	(3,096)	(81,206)
XXL ASA (5)	(2,879)	(32,757)

		(113,963)

Spain — (0.7)%
Cellnex Telecom SA (5)	(3,472)	(89,073)

Sweden — (0.8)%
AAK AB	(659)	(60,291)
Wallenstam AB, Class B	(5,225)	(45,586)

		(105,877)

Switzerland — (0.3)%
Arbonia AG (2)	(2,406)	(41,850)

United Kingdom — (3.2)%
Balfour Beatty PLC	(13,083)	(47,638)
Capital & Counties Properties PLC	(11,252)	(40,959)
Cobham PLC (2)	(70,889)	(109,984)

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Schedules of Investments

Global Long/Short Equity Fund (continued)

Description	Shares	Value
Securities Sold Short (continued)

Common Stocks Sold Short (continued)

United Kingdom (continued)
Just Eat PLC (2)	(8,357)	$(100,287)
Serco Group PLC (2)	(40,077)	(50,100)
Sophos Group PLC (5)	(14,229)	(96,398)

		(445,366)

United States — (17.7)%
Advanced Micro Devices, Inc. (2)	(9,741)	(117,963)
Aerovironment, Inc. (2)	(1,703)	(84,673)
Allegheny Technologies, Inc. (2)	(2,784)	(72,133)
Bank of the Ozarks	(1,681)	(83,865)
Benefitfocus, Inc. (2)	(2,190)	(52,998)
BioScrip, Inc. (2)	(23,536)	(74,374)
Brown-Forman Corp., Class B	(864)	(60,299)
Chesapeake Energy Corp. (2)	(4,980)	(14,044)
Duke Realty Corp.	(3,926)	(97,247)
Education Realty Trust, Inc.	(2,129)	(66,297)
Financial Engines, Inc.	(1,086)	(36,381)
Guidewire Software, Inc. (2)	(533)	(42,811)
Instructure, Inc. (2)	(2,392)	(103,813)
Interactive Brokers Group, Inc., Class A	(2,320)	(161,008)
Kopin Corp. (2)	(19,334)	(59,162)
LSB Industries, Inc. (2)	(9,056)	(67,648)
Macerich Co.	(1,032)	(60,826)
Macquarie Infrastructure Corp.	(1,477)	(59,818)
Netflix, Inc. (2)	(415)	(120,923)
NOW, Inc. (2)	(5,969)	(56,646)
PHH Corp. (2)	(8,020)	(84,852)
Pinnacle Financial Partners, Inc.	(1,982)	(127,938)
PotlatchDeltic Corp.	(923)	(47,232)
PROS Holdings, Inc. (2)	(3,163)	(99,160)
Rayonier, Inc.	(3,548)	(120,596)
Republic First Bancorp, Inc. (2)	(5,316)	(44,920)
Senior Housing Properties Trust	(2,712)	(41,060)
TimkenSteel Corp. (2)	(6,584)	(107,714)
Titan International, Inc.	(4,179)	(53,742)
Wabtec Corp.	(1,768)	(143,809)
Weyerhaeuser Co.	(1,791)	(62,739)

		(2,426,691)

Total Securities Sold Short (proceeds $(4,035,919))		$(4,545,466)

Industry Allocation
Industry	Value	% of Total Net Assets
Common Stocks Purchased Long
Advertising	$53,320	0.4%
Aerospace/Defense	44,914	0.3
Agriculture	101,257	0.7
Airlines	385,502	2.8
Auto Manufacturers	171,218	1.2
Auto Parts & Equipment	615,849	4.5
Banks	204,331	1.5
Biotechnology	338,033	2.5
Building Materials	456,979	3.3
Chemicals	398,148	2.9
Commercial Services	643,409	4.7
Computers	239,721	1.7
Distribution/Wholesale	49,444	0.4
Diversified Financial Services	566,709	4.1
Electric	533,932	3.9

Industry Allocation (continued)
Industry	Value	% of Total Net Assets
Electronics	$478,623	3.5%
Engineering & Construction	215,485	1.6
Food	810,112	5.9
Forest Products & Paper	125,894	0.9
Gas	21,814	0.2
Healthcare-Products	1,295,598	9.5
Healthcare-Services	103,221	0.8
Insurance	1,067,928	7.8
Internet	64,755	0.5
Iron/Steel	160,873	1.2
Media	30,173	0.2
Mining	116,691	0.8
Miscellaneous Manufacturing	178,304	1.3
Packaging & Containers	114,031	0.8
Pharmaceuticals	519,563	3.8
Real Estate Investment Trusts	803,653	5.9
Retail	609,278	4.4
Savings & Loans	41,666	0.3
Semiconductors	884,754	6.5
Shipbuilding	231,617	1.7
Telecommunications	250,087	1.8
Textiles	36,015	0.3
Transportation	294,954	2.1

Total Common Stocks Purchased Long	13,257,855	96.7
Collateral Investment for Securities on Loan	186,411	1.4
Mutual Funds	4,918,172	35.9

Total Investments	18,362,438	134.0
Other Assets and Liabilities	(110,570)	(0.8)
Securities Sold Short (see below)	(4,545,466)	(33.2)

Total Net Assets	$13,706,402	100.0%

Securities Sold Short
Aerospace/Defense	$(194,657)	(1.4)%
Auto Parts & Equipment	(53,742)	(0.4)
Banks	(256,723)	(1.9)
Beverages	(60,299)	(0.4)
Building Materials	(41,849)	(0.3)
Chemicals	(123,357)	(0.9)
Commercial Services	(130,504)	(1.0)
Computers	(146,498)	(1.1)
Cosmetics/Personal Care	(74,791)	(0.5)
Diversified Financial Services	(313,791)	(2.3)
Engineering & Construction	(47,638)	(0.4)
Food	(60,291)	(0.4)
Healthcare-Products	(27,881)	(0.2)
Home Furnishings	(117,024)	(0.9)
Internet	(460,009)	(3.4)
Iron/Steel	(72,133)	(0.5)
Machinery-Diversified	(143,809)	(1.1)
Media	(81,206)	(0.6)
Metal Fabricate/Hardware	(231,025)	(1.7)
Miscellaneous Manufacturing	(67,648)	(0.5)
Oil & Gas	(14,044)	(0.1)
Oil & Gas Services	(56,646)	(0.4)
Packaging & Containers	(74,173)	(0.5)
Pharmaceuticals	(74,374)	(0.5)
Real Estate	(86,545)	(0.6)
Real Estate Investment Trusts	(495,997)	(3.6)
Retail	(428,267)	(3.1)
Semiconductors	(177,126)	(1.3)
Software	(344,346)	(2.5)
Telecommunications	(89,073)	(0.7)

Total Securities Sold Short	$(4,545,466)	(33.2)%

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Ultra Short Tax-Free Fund**

Description	Principal Amount	Value
Municipals — 91.1%

Alabama — 4.1%
Health Care Authority for Baptist Health, 1.900%, 11/1/2042 (9)	$14,125,000	$14,125,000
Mobile Industrial Development Board, 1.290%, 6/1/2034, Call 3/1/2018 (9)	4,350,000	4,350,000
Other securities		9,889,177

		28,364,177

Arizona — 0.8%
Other securities		5,364,102

Arkansas — 2.0%
Arkansas Development Finance Authority:
1.900%, 9/1/2044, Call 3/1/2018 (9)	7,000,000	7,000,000
2.190% (SIFMA Municipal Swap Index Yield+110 basis points), 9/1/2019, Call 3/1/2019 (10)	3,000,000	3,003,960
Other securities		3,335,196

		13,339,156

California — 7.6%
Golden State Tobacco Securitization Corp., 4.000%, 6/1/2018	5,000,000	5,032,500
Northern California Gas Authority No. 1, 1.765% (LIBOR 3 Month+63 basis points), 7/1/2019 (10)	7,500,000	7,507,125
Rib Floater Trust Various States, 1.250%, 8/15/2051 (5)(9)	3,000,000	3,000,000
State of California, FSA, 1.350%, 8/1/2027 (5)(9)	5,490,000	5,490,000
Tender Option Bond Trust Receipts/Certificates:
1.190%, 5/1/2022 (5)(9)	3,000,000	3,000,000
1.190%, 11/1/2023 (5)(9)	8,000,000	8,000,000
1.240%, 8/1/2024 (5)(9)	4,760,000	4,760,000
Other securities		15,564,000

		52,353,625

Colorado — 2.3%
Colorado Educational & Cultural Facilities Authority, 1.120%, 7/1/2033, Call 3/1/2018 (9)	7,000,000	7,000,000
Colorado Health Facilities Authority, 1.730%, 7/1/2034, Call 7/1/2019 (5)(9)	4,300,000	4,300,000
Other securities		4,444,853

		15,744,853

Connecticut — 0.3%
Other securities		2,197,360

District of Columbia — 0.5%
Other securities		3,066,883

Florida — 4.1%
School Board of Miami-Dade County, FGIC, 1.320%, 3/1/2018 (5)(9)	8,000,000	8,000,000
Other securities		20,274,995

		28,274,995

Description	Principal Amount	Value
Municipals (continued)

Georgia — 3.5%
Municipal Electric Authority of Georgia, 1.080%, 3/1/2020, Call 3/1/2018 (9)	$7,000,000	$7,000,000
Tender Option Bond Trust Receipts/Certificates, County Guarantee, 1.220%, 8/15/2049, Call 2/1/2025 (5)(9)	3,000,000	3,000,000
Other securities		13,994,251

		23,994,251

Guam — 0.0%
Other securities		255,685

Hawaii — 0.4%
Other securities		2,801,008

Idaho — 1.4%
American Falls Reservoir District, 1.140%, 2/1/2025, Call 3/1/2018 (9)	4,885,000	4,885,000
Idaho Housing & Finance Association, 1.290%, 1/1/2038, Call 3/1/2018 (9)	4,400,000	4,400,000

		9,285,000

Illinois — 4.9%
State of Illinois, 5.000%, 11/1/2022	10,000,000	10,538,600
Tender Option Bond Trust Receipts/Certificates, 1.240%, 6/15/2032, Call 6/15/2026 (5)(9)	4,655,000	4,655,000
Other securities		18,568,498

		33,762,098

Indiana — 2.1%
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC, 1.350%, 7/1/2047, Call 3/1/2018 (9)	6,000,000	6,000,000
Tender Option Bond Trust Receipts/Certificates, 1.440%, 4/15/2019 (5)(9)	8,500,000	8,500,000

		14,500,000

Iowa — 1.1%
Iowa Higher Education Loan Authority:
1.000%, 9/1/2018, Call 4/2/2018	3,000,000	$2,988,450
2.000%, 12/1/2018, Call 6/1/2018	3,500,000	3,501,820
Other securities		848,960

		7,339,230

Kentucky — 1.3%
Other securities		8,621,475

Louisiana — 2.6%
East Baton Rouge Sewerage Commission, 1.602% (LIBOR 1 Month+50 basis points), 8/1/2018, Call 4/16/2018 (10)	5,950,000	5,950,000
Parish of St. Charles, 1.170%, 10/1/2022, Call 3/1/2018 (9)	5,200,000	5,200,000
Parish of St. James, 1.400%, 11/1/2040, Call 3/1/2018 (9)	5,000,000	5,000,000
Other securities		1,802,200

		17,952,200

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Schedules of Investments

Ultra Short Tax-Free Fund** (continued)

Description	Principal Amount	Value
Municipals (continued)

Maine — 0.0%
Other securities		$313,259

Maryland — 0.9%
Maryland Industrial Development Financing Authority, 1.400%, 3/1/2030, Call 3/1/2018 (9)	$5,000,000	5,000,000
Other securities		1,038,949

		6,038,949

Massachusetts — 1.0%
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 1.110%, 1/1/2039, Call 3/1/2018 (9)	5,040,000	5,040,000
Other securities		1,778,268

		6,818,268

Michigan — 0.8%
Other securities		5,123,813

Minnesota — 0.4%
Other securities		2,761,766

Mississippi — 1.9%
Mississippi Business Finance Corp., 1.150%, 5/1/2037, Call 5/1/2018 (9)	6,662,000	6,658,669
Mississippi Development Bank:
2.500%, 1/1/2020	4,600,000	4,665,182
5.000%, 4/1/2018	300,000	300,912
Other securities		1,600,200

		13,224,963

Missouri — 0.8%
Other securities		5,418,793

Nebraska — 0.3%
Other securities		2,016,840

Nevada — 0.1%
Other securities		360,556

New Hampshire — 0.5%
Other securities		3,200,000

New Jersey — 4.9%
New Jersey Economic Development Authority:
1.370%, 11/1/2031, Call 3/1/2018 (9)	4,995,000	4,995,000
1.380%, 11/1/2040, Call 3/1/2018 (9)	5,665,000	5,665,000
1.380%, 11/1/2040, Call 3/1/2018 (9)	4,600,000	4,600,000
New Jersey Transportation Trust Fund Authority:
2.090% (SIFMA Municipal Swap Index Yield+100 basis points), 12/15/2019, Call 6/15/2019 (10)	5,000,000	4,999,550
5.000%, 6/15/2019	1,500,000	1,554,090
Tender Option Bond Trust Receipts/Certificates:
1.210%, 7/1/2042, Call 7/1/2027 (5)(9)	2,500,000	2,500,000
1.220%, 7/1/2025 (5)(9)	2,000,000	2,000,000
Other securities		7,499,990

		33,813,630

Description	Principal Amount	Value
Municipals (continued)

New Mexico — 1.2%
New Mexico Municipal Energy Acquisition Authority, 1.805% (LIBOR 1 Month+75 basis points), 8/1/2019, Call 2/1/2019 (10)	$5,500,000	$5,502,640
Other securities		2,868,215

		8,370,855

New York — 11.2%
Metropolitan Transportation Authority:
1.540% (SIFMA Municipal Swap Index Yield+45 basis points), 11/15/2022 (10)	3,000,000	2,996,370
1.605% (LIBOR 1 Month+55 basis points), 11/1/2022 (10)	3,000,000	2,973,870
1.755% (LIBOR 1 Month+70 basis points), 2/1/2020 (10)	3,500,000	3,516,205
Metropolitan Transportation Authority, AGM, 1.686% (LIBOR 1 Month+60 basis points), 5/15/2018, Call 4/2/2018 (10)	4,650,000	4,650,651
New York City Transitional Finance Authority:
1.270%, 8/1/2022, Call 3/1/2018 (9)	4,320,000	4,320,000
1.270%, 8/1/2023, Call 3/1/2018 (9)	6,550,000	6,550,000
New York City Water & Sewer System, 1.100%, 6/15/2039, Call 3/1/2018 (9)	5,950,000	5,950,000
New York State Energy Research & Development Authority, NATL-RE, 2.187%, 12/1/2020, Call 3/23/2018 (9)(11)	7,350,000	7,350,000
Nuveen New York AMT-Free Quality Municipal Income Fund, 1.390%, 5/1/2047, Call 3/1/2018 (5)(9)	5,000,000	5,000,000
State of New York Mortgage Agency, 1.100%, 4/1/2047, Call 3/1/2018 (9)	8,000,000	8,000,000
Triborough Bridge & Tunnel Authority:
1.140%, 11/1/2032, Call 3/1/2018 (9)	5,650,000	5,650,000
1.755% (LIBOR 1 Month+70 basis points), 2/1/2021 (10)	4,935,000	4,964,215
Other securities		14,605,145

		76,526,456

North Carolina — 1.4%
Other securities		9,575,000

North Dakota — 0.3%
Other securities		2,271,195

Ohio — 6.9%
Lancaster Port Authority, 1.775% (LIBOR 1 Month+72 basis points), 8/1/2019, Call 2/1/2019 (10)	5,000,000	5,005,050
Ohio Higher Educational Facility Commission, 1.100%, 1/1/2039, Call 3/1/2018 (9)	5,000,000	5,000,000
Rib Floater Trust Various States, 1.340%, 11/15/2048, Call 4/2/2018 (5)(9)	4,000,000	4,000,000

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Ultra Short Tax-Free Fund** (continued)

Description	Principal Amount	Value
Municipals (continued)

Ohio (continued)
State of Ohio:
1.250%, 3/1/2018 (9)	$4,500,000	$4,500,000
1.340%, 1/15/2045, Call 3/1/2018 (9)	5,500,000	5,500,000
1.350%, 1/15/2045, Call 3/1/2018 (9)	5,000,000	5,000,000
Other securities		18,180,407

		47,185,457

Oklahoma — 0.2%
Other securities		1,653,596

Oregon — 0.8%
Other securities		5,709,190

Pennsylvania — 3.5%
Pennsylvania Turnpike Commission:
1.770% (SIFMA Municipal Swap Index Yield+68 basis points), 12/1/2018, Call 6/1/2018 (10)	6,000,000	6,008,640
2.240% (SIFMA Municipal Swap Index Yield+115 basis points), 12/1/2019, Call 6/1/2019 (10)	2,225,000	2,249,408
Other securities		15,943,917

		24,201,965

Rhode Island — 0.5%
Other securities		3,555,960

South Carolina — 0.9%
Other securities		5,912,110

Tennessee — 0.9%
Tender Option Bond Trust Receipts/Certificates, 1.240%, 7/1/2046, Call 7/1/2026 (5)(9)	3,400,000	3,400,000
Other securities		3,067,032

		6,467,032

Texas — 6.7%
Northside Independent School District, PSF:
2.000%, 8/1/2019 (9)	4,000,000	4,020,040
2.125%, 8/1/2020, Call 8/1/2018 (9)	1,900,000	1,903,762
Pasadena Independent School District, AGM, 1.090%, 2/1/2035, Call 3/1/2018 (9)	4,550,000	4,550,000
Tender Option Bond Trust Receipts/Certificates, 1.290%, 7/1/2021 (5)(9)	11,950,000	11,950,000
Other securities		23,307,251

		45,731,053

Utah — 0.6%
Tender Option Bond Trust Receipts/Certificates, 1.290%, 1/1/2025 (5)(9)	2,500,000	2,500,000
Other securities		1,400,000

		3,900,000

Virginia — 1.2%
Other securities		7,969,565

Washington — 2.4%
Tender Option Bond Trust Receipts/Certificates:
1.240%, 6/15/2033, Call 6/1/2019 (5)(9)	5,050,000	5,050,000

Description	Principal Amount	Value
Municipals (continued)

Washington (continued)
1.260%, 1/1/2035 (5)(9)	$5,000,000	$5,000,000
Washington Higher Education Facilities Authority, 1.120%, 10/1/2029, Call 3/1/2018 (9)	5,000,000	5,000,000
Other securities		1,456,288

		16,506,288

Wisconsin — 1.1%
Other securities		7,700,849

Wyoming — 0.7%
County of Converse, 1.130%, 12/1/2020, Call 3/1/2018 (9)	5,000,000	5,000,000

Total Municipals (identified cost $624,572,956)		624,543,506

Short-Term Investments — 6.7%

Mutual Funds — 0.3%
Other securities (4)		1,884,271

Short-Term Municipals — 6.4%

California — 0.1%
Other securities		601,692

Colorado — 0.1%
Other securities		503,885

Connecticut — 0.4%
Other securities		2,905,626

Florida — 0.3%
Other securities		2,000,020

Georgia — 0.1%
Other securities		1,009,180

Illinois — 0.2%
Other securities		1,039,126

Indiana — 0.4%
Other securities		2,918,357

Massachusetts — 0.3%
Other securities		2,284,750

Minnesota — 0.1%
Other securities		651,404

Nevada — 0.1%
Other securities		467,001

New Jersey — 0.3%
Other securities		2,002,080

New York — 0.1%
Other securities		504,430

Ohio — 1.2%
Other securities		8,561,254

Oregon — 0.3%
Other securities		2,041,920

South Carolina — 0.1%
Other securities		511,505

Texas — 2.1%
State of Texas, 4.000%, 8/30/2018	10,000,000	10,135,200
Other securities		4,201,192

		14,336,392

Wisconsin — 0.2%
Other securities		1,471,103

Total Short-Term Municipals		43,809,725

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Schedules of Investments

Ultra Short Tax-Free Fund** (continued)

Description	Value
Short-Term Investments (continued)

Short-Term Municipals (continued)
Total Short-Term Investments (identified cost $45,727,013)	$45,693,996

Total Investments — 97.8% (identified cost $670,299,969)	670,237,502
Other Assets and Liabilities — 2.2%	15,149,137

Total Net Assets — 100.0%	$685,386,639

Municipal Issuance/Industry Type*
Issuance/Industry	Fund
General Obligation—15.7%
School District	6.7%
State or Local	9.0
Revenue Bonds—81.8%
Appropriation	16.3
Education	8.4
General Revenue	0.1
Healthcare	19.7
Housing	6.2
Industrial Revenue	6.1
Power	3.9
Special Tax	2.8
Tobacco	1.2
Transportation	10.1
Water & Sewer	7.0
Other Assets & Liabilities, Net	2.5

Total	100.0%

Short Tax-Free Fund**

Description	Principal Amount	Value
Municipals — 96.6%

Alabama — 3.2%
Black Belt Energy Gas District, 4.000%, 6/1/2021, Call 3/1/2021 (9)	$1,000,000	$1,057,050
County of Jefferson, 5.000%, 9/15/2021	1,000,000	1,105,890
Other securities		3,903,811

		6,066,751

Alaska — 0.8%
Other securities		1,556,310

Arizona — 2.2%
Other securities		4,218,053

Arkansas — 0.7%
Other securities		1,243,563

California — 9.0%
California Municipal Finance Authority, 5.000%, 2/1/2022	1,000,000	1,104,830
Golden State Tobacco Securitization Corp., 5.000%, 6/1/2022	1,000,000	1,109,480
Northern California Gas Authority No. 1, 1.765% (LIBOR 3 Month+63 basis points), 7/1/2019 (10)	1,040,000	1,040,988

Description	Principal Amount	Value
Municipals (continued)

California (continued)
Rib Floater Trust Various States, 1.250%, 3/1/2042, Call 4/2/2018 (5)(9)	$2,000,000	$2,000,000
Tender Option Bond Trust, 1.240%, 8/1/2022 (5)(9)	2,000,000	2,000,000
Other securities		9,862,939

		17,118,237

Colorado — 4.4%
Colorado Educational & Cultural Facilities Authority:
2.500%, 12/15/2019 (5)	590,000	592,148
5.000%, 10/1/2021	1,000,000	1,098,420
Colorado Health Facilities Authority:
1.730%, 7/1/2034, Call 7/1/2019 (5)(9)	1,000,000	1,000,000
3.125%, 5/15/2027, Call 5/15/2020	1,000,000	989,310
4.000%, 12/1/2018	250,000	254,360
4.500%, 2/1/2019	250,000	255,513
5.000%, 5/15/2021	325,000	350,054
5.000%, 6/1/2021	250,000	270,098
5.000%, 5/15/2022	250,000	273,522
5.000%, 6/1/2022	250,000	275,027
Other securities		2,922,840

		8,281,292

Connecticut — 0.7%
State of Connecticut:
1.970% (SIFMA Municipal Swap Index Yield+88 basis points), 8/15/2018 (10)	250,000	250,468
2.010% (SIFMA Municipal Swap Index Yield+92 basis points), 5/15/2018 (10)	150,000	150,135
2.010% (SIFMA Municipal Swap Index Yield+92 basis points), 9/15/2019 (10)	115,000	115,800
5.000%, 3/15/2021	500,000	540,740
Other securities		250,055

		1,307,198

Delaware — 0.0%
Other securities		90,735

Florida — 6.6%
Columbia County School Board:
5.000%, 7/1/2019	920,000	959,882
5.000%, 7/1/2021	400,000	438,196
County of Martin, 1.150%, 7/15/2022, Call 3/1/2018 (9)	1,100,000	1,100,000
Miami-Dade County School Board Foundation, Inc.:
5.000%, 5/1/2018	300,000	301,809
5.000%, 5/1/2019	225,000	233,887
Miami-Dade County School Board Foundation, Inc., AMBAC, 5.000%, 8/1/2023, Call 8/1/2018	100,000	101,496
School Board of Miami-Dade County, 1.320%, 3/1/2018 (5)(9)	1,650,000	1,650,000
School District of Broward County, 5.000%, 7/1/2019	1,000,000	1,046,050
Other securities		6,729,076

		12,560,396

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short Tax-Free Fund** (continued)

Description	Principal Amount	Value
Municipals (continued)

Georgia — 4.4%
Gainesville & Hall County Hospital Authority:
2.040% (SIFMA Municipal Swap Index Yield+95 basis points), 2/18/2020, Call 8/22/2019 (10)	$350,000	$351,291
5.000%, 2/15/2021	700,000	761,201
Georgia State Road & Tollway Authority, 5.000%, 6/1/2021	1,250,000	1,370,600
Main Street Natural Gas, Inc.:
5.000%, 3/15/2019	1,000,000	1,034,270
5.250%, 9/15/2018	100,000	101,935
RBC Municipal Products, Inc. Trust, 1.150%, 10/1/2021, Call 3/1/2018 (5)(9)	2,000,000	2,000,000
Other securities		2,736,258

		8,355,555

Guam — 0.3%
Other securities		555,275

Idaho — 0.1%
Other securities		233,347

Illinois — 11.9%
City of Chicago:
5.000%, 1/1/2021	840,000	900,824
5.000%, 11/1/2021	1,000,000	1,090,270
5.000%, 1/1/2022	500,000	545,950
Cook Kane Lake & McHenry Counties Community College District No. 512, 5.000%, 12/1/2019	1,000,000	1,057,970
County of Cook:
5.000%, 11/15/2020, Call 11/15/2019	250,000	262,400
5.000%, 11/15/2021	720,000	791,561
Illinois Finance Authority:
2.452% (LIBOR 1 Month+135 basis points), 5/1/2021, Call 11/1/2020 (10)	1,000,000	1,007,840
2.500%, 5/15/2018	150,000	150,138
4.000%, 10/1/2018	275,000	277,965
5.000%, 1/1/2021	200,000	214,096
5.000%, 11/15/2021	400,000	440,656
5.000%, 1/1/2022	150,000	163,146
5.000%, 7/15/2022	750,000	844,005
5.000%, 11/15/2022	555,000	618,531
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.000%, 1/1/2023	1,000,000	1,119,340
Railsplitter Tobacco Settlement Authority:
5.000%, 6/1/2018	40,000	40,335
5.000%, 6/1/2023	1,000,000	1,120,620
State of Illinois:
5.000%, 4/1/2020	100,000	103,327
5.000%, 2/1/2021	240,000	250,154
5.000%, 11/1/2023	3,000,000	3,153,660
Will & Kankakee Counties School District No. 255, 4.000%, 6/1/2019	1,110,000	1,140,936
Other securities		7,318,057

		22,611,781

Description	Principal Amount	Value
Municipals (continued)

Indiana — 2.1%
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC, 1.350%, 7/1/2047, Call 3/1/2018 (9)	$2,000,000	$2,000,000
Other securities		1,917,030

		3,917,030

Iowa — 1.0%
Other securities		1,995,280

Kansas — 0.4%
Other securities		759,684

Kentucky — 1.0%
Other securities		1,950,301

Louisiana — 1.6%
Parish of St. James, 1.130%, 12/1/2040, Call 3/1/2018 (9)	2,000,000	2,000,000
Other securities		1,053,100

		3,053,100

Maine — 0.1%
Other securities		248,827

Maryland — 1.3%
Other securities		2,454,508

Massachusetts — 1.1%
Other securities		2,072,823

Michigan — 1.9%
Other securities		3,639,756

Minnesota — 0.3%
Other securities		554,745

Mississippi — 0.8%
Other securities		1,462,516

Missouri — 2.5%
Other securities		4,767,250

Nebraska — 1.1%
Tender Option Bond Trust, 1.160%, 11/1/2048, Call 11/1/2025 (5)(9)	2,000,000	2,000,000

Nevada — 0.3%
Other securities		556,010

New Jersey — 2.1%
Other securities		4,046,316

New Mexico — 0.9%
Other securities		1,666,268

New York — 10.7%
City of New York, 1.200%, 8/1/2044, Call 3/1/2018 (9)	2,200,000	2,200,000
New York City Transitional Finance Authority, 1.110%, 11/1/2029, Call 3/1/2018 (9)	1,200,000	1,200,000
New York State Energy Research & Development Authority, NATL-RE, 2.187%, 12/1/2020, Call 3/23/2018 (9)(11)	1,150,000	1,150,000
Nuveen New York AMT-Free Quality Municipal Income Fund, 1.390%, 5/1/2047, Call 3/1/2018 (5)(9)	1,500,000	1,500,000

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Schedules of Investments

Short Tax-Free Fund** (continued)

Description	Principal Amount	Value
Municipals (continued)

New York (continued)
TSASC, Inc., 5.000%, 6/1/2021	$1,000,000	$1,092,520
Westchester Tobacco Asset Securitization, 5.000%, 6/1/2020	1,155,000	1,240,516
Other securities		11,875,556

		20,258,592

North Carolina — 0.5%
Other securities		961,553

North Dakota — 0.2%
Other securities		362,712

Ohio — 3.6%
Rib Floater Trust Various States, 1.340%, 11/15/2048, Call 4/2/2018 (5)(9)	1,000,000	1,000,000
Other securities		5,758,987

		6,758,987

Oklahoma — 0.1%
Other securities		115,025

Oregon — 0.5%
Other securities		1,000,000

Pennsylvania — 4.1%
Commonwealth Financing Authority, 5.000%, 6/1/2022	1,000,000	1,097,990
Other securities		6,626,926

		7,724,916

Rhode Island — 0.1%
Other securities		277,423

South Carolina — 0.6%
Newberry Investing in Children’s Education, 5.000%, 12/1/2019	1,000,000	1,057,080

Tennessee — 0.8%
Tennessee Energy Acquisition Corp.:
4.000%, 5/1/2023, Call 2/1/2023 (9)	1,000,000	1,066,720
5.250%, 9/1/2020	10,000	10,803
5.250%, 9/1/2021	55,000	60,754
Other securities		403,907

		1,542,184

Texas — 5.0%
Lower Colorado River Authority, 5.000%, 5/15/2019	1,000,000	1,041,540
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 5/15/2021	500,000	532,030
5.000%, 11/15/2022	1,000,000	1,125,370
Other securities		6,715,290

		9,414,230

Utah — 0.4%
Other securities		800,000

Vermont — 0.2%
Other securities		357,015

Virginia — 1.3%
FHLMC Multifamily Variable Rate Certificates, 1.390% (SIFMA Municipal Swap Index Yield+30 basis points), 9/15/2033 (10)	1,345,000	1,345,000

Description	Principal Amount	Value
Municipals (continued)

Virginia (continued)
Henrico County Economic Development Authority, AGM, 2.912%, 8/23/2027, Call 3/1/2018 (9)(11)	$1,200,000	$1,123,416

		2,468,416

Washington — 1.9%
State of Washington, 5.000%, 2/1/2022	1,000,000	1,116,780
Washington Higher Education Facilities Authority, 1.120%, 10/1/2029, Call 3/1/2018 (9)	1,600,000	1,600,000
Other securities		797,626

		3,514,406

West Virginia — 0.7%
West Virginia Commissioner, 5.000%, 9/1/2018	1,250,000	1,272,850

Wisconsin — 3.1%
Public Finance Authority:
5.000%, 11/15/2021	610,000	674,983
5.000%, 11/15/2022	500,000	562,685
Wisconsin Health & Educational Facilities Authority:
3.250%, 5/1/2018	200,000	199,922
4.000%, 8/15/2018	300,000	303,780
5.000%, 3/1/2020	200,000	209,802
5.000%, 8/15/2022	200,000	225,074
5.000%, 8/15/2023	205,000	233,889
Other securities		3,491,727

		5,901,862

Total Municipals (identified cost $183,106,141)		183,130,158

Mutual Funds — 0.5%
Other securities (4)		869,605

Total Mutual Funds (identified cost $872,150)		869,605

Short-Term Investments — 0.5%

Mutual Funds — 0.1%
Other securities (4)		204,034

Short-Term Municipals — 0.4%

Connecticut — 0.4%
Other securities		701,358

Total Short-Term Investments (identified cost $905,685)		905,392

Total Investments — 97.6% (identified cost $184,883,976)		184,905,155
Other Assets and Liabilities — 2.4%		4,625,068

Total Net Assets — 100.0%		$189,530,223

Municipal Issuance/Industry Type*
Issuance/Industry	Fund
General Obligation—16.7%
School District	4.8%
State or Local	11.9
Revenue Bonds—80.3%
Appropriation	13.3
Education	12.1
General Revenue	0.8

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short Tax-Free Fund** (continued)

Municipal Issuance/Industry Type* (continued)
Issuance/Industry	Fund
Healthcare	24.7%
Housing	3.9
Industrial Revenue	2.9
Power	3.5
Special Tax	4.3
Student Loan	0.2
Tobacco	3.0
Transportation	6.7
Water & Sewer	4.9
Other Assets & Liabilities, Net	3.0

Total	100.0%

Short-Term Income Fund

Description	Principal Amount	Value
Asset-Backed Securities — 21.8%

Automobiles — 8.4%
CarMax Auto Owner Trust, Class A3, (Series 2016-2), 1.520%, 2/16/2021	$407,866	$404,800
Flagship Credit Auto Trust, Class A, (Series 2016-1), 2.770%, 12/15/2020 (5)	562,040	563,321
GM Financial Automobile Leasing Trust:
Class A3, (Series 2017-1), 2.060%, 5/20/2020	1,264,000	1,257,024
Class A3, (Series 2017-2), 2.020%, 9/21/2020	1,000,000	992,249
Class A4, (Series 2017-3), 2.120%, 9/20/2021	955,000	945,447
GM Financial Consumer Automobile, Class C, (Series 2017-1A), 2.450%, 7/17/2023 (5)	1,000,000	981,548
Hertz Vehicle Financing LLC, Class A, (Series 2016-3A), 2.270%, 7/25/2020 (5)	2,500,000	2,481,385
Mercedes-Benz Auto Lease Trust, Class A3, (Series 2017-A), 1.790%, 4/15/2020	2,400,000	2,384,086
Nissan Auto Receivables Owner Trust, Class A3, (Series 2017-B), 1.750%, 10/15/2021	2,000,000	1,971,798
Santander Drive Auto Receivables Trust:
Class C, (Series 2015-2), 2.440%, 4/15/2021	1,300,039	1,301,117
Class D, (Series 2014-1), 2.910%, 4/15/2020	1,420,003	1,422,776
Class D, (Series 2015-2), 3.020%, 4/15/2021	960,000	965,061
Santander Retail Auto Lease Trust, Class C, (Series 2017-A), 2.960%, 11/21/2022 (5)	1,500,000	1,483,863
Tesla Auto Lease Trust, Class C, (Series 2018-A), 2.970%, 4/20/2020 (5)	500,000	499,475
Toyota Auto Receivables, Class A3, (Series 2016-C), 1.140%, 8/17/2020	880,000	872,208

Description	Principal Amount	Value
Asset-Backed Securities (continued)

Automobiles (continued)
World Omni Auto Receivables Trust:
Class A3, (Series 2015-B), 1.490%, 12/15/2020	$1,212,816	$1,208,254
Class A3, (Series 2017-B), 1.950%, 2/15/2023	450,000	442,030

		20,176,442

Credit Cards — 5.3%
Cabela’s Credit Card Master Trust:
Class A, (Series 2014-2), 2.038% (LIBOR 1 Month+45 basis points), 7/15/2022 (10)	1,000,000	1,003,684
Class A1, (Series 2015-1A), 2.260%, 3/15/2023	1,010,000	1,001,898
Class A1, (Series 2015-2), 2.250%, 7/17/2023	2,208,000	2,183,531
Chase Issuance Trust, Class A4, (Series 2016-A4), 1.490%, 7/15/2022	2,500,000	2,430,150
Discover Card Execution Note Trust, Class A1, (Series 2016-A1), 1.640%, 7/15/2021	1,725,000	1,715,395
Synchrony Credit Card Master Trust, Class B, (Series 2012-7), 2.210%, 9/15/2022	1,285,000	1,274,624
World Financial Network Credit Card Master Trust:
Class A, (Series 2015-B), 2.550%, 6/17/2024	365,000	362,660
Class A, (Series 2016-A), 2.030%, 4/15/2025	2,000,000	1,936,186
Class A, (Series 2017-C), 2.310%, 8/15/2024	1,000,000	983,644

		12,891,772

Other Financial — 7.6%
Consumers Securitization Funding LLC, Class A1, (Series 2014-A), 1.334%, 11/1/2020	1,238,897	1,227,308
Dell Equipment Finance Trust, Class A3, (Series 2017-1), 2.140%, 4/22/2022 (5)	1,300,000	1,292,723
Ford Credit Floorplan Master Owner Trust:
Class A1, (Series 2016-3), 1.550%, 7/15/2021	2,000,000	1,973,384
Class A1, (Series 2017-2), 2.160%, 9/15/2022	1,730,000	1,703,756
GMF Floorplan Owner Revolving Trust, Class A1, (Series 2015-1), 1.650%, 5/15/2020 (5)	1,000,000	999,229
Hilton Grand Vacations Trust, Class A, (Series 2014-AA), 1.770%, 11/25/2026 (5)	597,770	587,439
Sierra Receivables Funding Co. LLC, Class B, (Series 2017-1A), 3.200%, 3/20/2034 (5)	1,450,490	1,428,823
SLM Student Loan Trust, Class A5, (Series 2004-5A), 2.345% (LIBOR 3 Month+60 basis points), 10/25/2023 (5)(10)	111,686	111,780

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Schedules of Investments

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Asset-Backed Securities (continued)

Other Financial (continued)
Trafigura Securitisation Finance PLC, Class A1, (Series 2017-1A), 2.438% (LIBOR 1 Month+85 basis points), 12/15/2020 (5)(10)	$3,000,000	$3,020,697
Verizon Owner Trust, Class A, (Series 2016-1A), 1.420%, 1/20/2021 (5)	1,250,000	1,239,881
Volvo Financial Equipment LLC, Class A4, (Series 2017-1A), 2.210%, 11/15/2021 (5)	500,000	493,307
Wells Fargo Dealer Floorplan Master Trust, Class A, (Series 2015-2), 2.244% (LIBOR 1 Month+65 basis points), 1/20/2022 (10)	1,000,000	1,006,603
Westgate Resorts LLC:
Class A, (Series 2015-2A), 3.200%, 7/20/2028 (5)	2,278,619	2,276,292
Class B, (Series 2014-1A), 3.250%, 12/20/2026 (5)	959,946	957,617

		18,318,839

Private Sponsor — 0.5%
JP Morgan Mortgage Trust, Class 1A5, (Series 2017-3), 3.500%, 8/25/2047 (5)(9)	1,263,027	1,267,419

Total Asset-Backed Securities (identified cost $53,108,453)		52,654,472

Certificates of Deposit — 2.7%

U.S. Domestic — 2.7%
Bank of Nova Scotia/Houston, 1.890% (U.S. Federal Funds Effective Rate (continuous series)+47 basis points), 12/12/2019 (10)	350,000	350,336
Canadian Imperial Bank of Commerce:
1.967% (LIBOR 3 Month+18 basis points), 11/5/2018 (10)	1,250,000	1,249,785
2.112% (LIBOR 3 Month+39 basis points), 7/13/2018 (10)	1,250,000	1,250,837
2.151% (LIBOR 3 Month+36 basis points), 8/8/2018 (10)	1,350,000	1,350,902
Sumitomo Mitsui Banking Corp.:
2.158% (LIBOR 3 Month+38 basis points), 8/2/2019 (10)	1,000,000	1,001,180
2.299% (LIBOR 3 Month+46 basis points), 5/15/2019 (10)	1,300,000	1,301,769

Total Certificates of Deposit (identified cost $6,493,838)		6,504,809

Collateralized Mortgage Obligations — 3.8%

Federal National Mortgage Association — 1.4%
3.000%, 6/25/2033, (Series 2014-20)	1,965,093	1,954,109
3.000%, 8/25/2040, (Series 2015-15)	1,517,705	1,503,012

		3,457,121

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Federal Home Loan Mortgage Corporation — 1.7%
2.000%, 1/15/2024, (Series 4295)	$673,122	$657,621
3.000%, 2/15/2031, (Series 4013)	1,284,592	1,318,472
3.000%, 9/15/2032, (Series 4236)	1,982,109	2,002,616

		3,978,709

Private Sponsor — 0.7%
Banc of America Funding Trust:
Class 1A3, (Series 2007-C), 3.694%, 5/20/2036 (9)	185,308	179,110
Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	244,733	259,286
Chase Mortgage Finance Trust:
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	182,690	189,426
Class A3, (Series 2006-S4), 6.000%, 12/25/2036	220,076	186,695
JP Morgan Mortgage Trust:
Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	107,150	105,657
Class 3A1, (Series 2007-A2), 3.334%, 4/25/2037 (9)	16,669	15,510
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 3.488%, 11/25/2034 (9)	324,447	330,625
Wells Fargo Mortgage Backed Securities Trust:
Class 2A4, (Series 2006-AR7), 3.357%, 5/25/2036 (9)	140,716	143,617
Class 2A4, (Series 2006-AR8), 3.589%, 4/25/2036 (9)	43,442	44,083
Class A1, (Series 2006-AR19), 3.701%, 12/25/2036 (9)	279,802	262,435

		1,716,444

Total Collateralized Mortgage Obligations (identified cost $9,320,943)		9,152,274

Commercial Mortgage Securities — 9.1%

Federal Home Loan Mortgage Corporation — 2.1%
3.163%, 4/25/2046, (Series 2013-K713) (5)(9)	1,065,000	1,069,294
3.362%, 5/25/2045, (Series 2013-K712) (5)(9)	2,000,000	2,014,934
3.812%, 6/25/2047, (Series 2012-K710) (5)(9)	475,000	480,816
4.159%, 9/25/2044, (Series 2012-K705) (5)(9)	217,211	218,547
4.884%, 7/25/2044, (Series 2011-K703) (5)(9)	1,200,000	1,202,686

		4,986,277

Government National Mortgage Association — 1.7%
1.800%, 7/16/2037, (Series 2013-179)	974,076	950,608
2.100%, 4/16/2050, (Series 2016-92)	1,423,903	1,374,117
2.205%, 1/16/2044, (Series 2014-61)	780,795	775,151
2.650%, 2/16/2045, (Series 2015-33)	1,111,256	1,105,996

		4,205,872

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Commercial Mortgage Securities (continued)

Private Sponsor — 5.3%
Assurant Commercial Mortgage Trust, Class A1, (Series 2016-1A), 1.362%, 5/15/2049 (5)	$1,309,042	$1,295,280
BANK, Class A1, (Series 2017-BNK9), 2.322%, 11/15/2054	2,345,390	2,314,256
Citigroup Commercial Mortgage Trust, Class A1, (Series 2017-P7), 2.008%, 4/14/2050	892,422	880,202
Great Wolf Trust, Class B, (Series 2017-WOLF), 2.788% (LIBOR 1 Month+110 basis points), 9/15/2034 (5)(10)	2,000,000	2,007,800
GS Mortgage Securities Trust, Class A1, (Series 2014-GC22), 1.290%, 6/10/2047	366,970	364,835
JPMBB Commercial Mortgage Securities Trust, Class A2, (Series 2013-C14), 3.019%, 8/15/2046	1,089,761	1,093,614
Morgan Stanley BAML Trust, Class A1, (Series 2016-C30), 1.389%, 9/15/2049	1,637,435	1,597,583
RAIT Trust, Class A, (Series 2017-FL7), 2.538% (LIBOR 1 Month+95 basis points), 6/15/2037 (5)(10)	1,499,723	1,501,522
UBS Commercial Mortgage Trust, Class A1, (Series 2017-C3), 1.935%, 8/15/2050	1,698,959	1,666,913

		12,722,005

Total Commercial Mortgage Securities (identified cost $22,223,128)		21,914,154

Corporate Bonds & Notes — 45.2%

Auto Manufacturers — 5.0%
American Honda Finance Corp.:
2.049% (LIBOR 3 Month+21 basis points), 2/12/2021 (10)	1,000,000	1,000,788
2.173% (LIBOR 3 Month+34 basis points), 2/14/2020 (10)	900,000	903,611
2.650%, 2/12/2021	1,000,000	996,003
Ford Motor Credit Co. LLC:
2.021%, 5/3/2019	500,000	495,545
2.551%, 10/5/2018	500,000	499,864
2.943%, 1/8/2019 (1)	1,500,000	1,503,705
2.956% (LIBOR 3 Month+127 basis points), 3/28/2022 (10)	1,000,000	1,016,526
General Motors Financial Co., Inc.:
2.400%, 5/9/2019 (1)	1,000,000	995,832
2.967% (LIBOR 3 Month+127 basis points), 10/4/2019 (10)	1,500,000	1,518,574
3.100%, 1/15/2019 (1)	2,000,000	2,005,752
Toyota Motor Credit Corp., 2.395% (LIBOR 3 Month+69 basis points), 1/11/2022 (10)	1,000,000	1,015,703

		11,951,903

Banks — 23.2%
Bank of America Corp.:
2.250%, 4/21/2020	1,000,000	988,142
2.625%, 10/19/2020 (1)	1,000,000	991,040

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
2.741% (LIBOR 3 Month+100 basis points), 4/24/2023 (10)	$2,000,000	$2,033,252
Bank of the Ozarks, Inc., 5.500%, 7/1/2026 (9)	1,225,000	1,287,471
Branch Banking & Trust Co., 2.100%, 1/15/2020	1,200,000	1,185,388
Canadian Imperial Bank of Commerce, 2.700%, 2/2/2021	750,000	743,278
Capital One Financial Corp.:
2.500%, 5/12/2020 (1)	900,000	889,756
2.917% (LIBOR 3 Month+115 basis points), 1/30/2023 (10)	1,000,000	1,013,891
3.050%, 3/9/2022 (1)	1,000,000	984,578
Citigroup, Inc.:
2.350%, 8/2/2021 (1)	520,000	506,579
2.705% (LIBOR 3 Month+96 basis points), 4/25/2022 (1)(10)	1,500,000	1,522,050
Customers Bancorp, Inc., 3.950%, 6/30/2022	2,000,000	2,002,646
Discover Bank, 2.600%, 11/13/2018	1,000,000	1,000,797
Eagle Bancorp, Inc., 5.000%, 8/1/2026 (9)	1,900,000	1,924,607
Goldman Sachs Group, Inc.:
2.550%, 10/23/2019	1,500,000	1,493,980
2.967% (LIBOR 3 Month+120 basis points), 4/30/2018 (10)	1,650,000	1,652,539
Hanmi Financial Corp., 5.450%, 3/30/2027 (9)	2,000,000	2,059,370
Home BancShares, Inc., 5.625%, 4/15/2027 (9)	2,000,000	2,087,668
Huntington Bancshares, Inc.:
2.300%, 1/14/2022 (1)	700,000	674,393
3.150%, 3/14/2021	1,000,000	1,003,655
Independent Bank Group, Inc., 5.875%, 8/1/2024	1,745,000	1,795,615
KeyCorp, 2.900%, 9/15/2020 (1)	1,000,000	998,686
MB Financial Bank NA, 4.000%, 12/1/2027 (9)	2,000,000	1,987,626
Mizuho Bank, Ltd., 2.175% (LIBOR 3 Month+50 basis points), 9/24/2018 (10)	875,000	875,703
Morgan Stanley:
2.591% (LIBOR 3 Month+85 basis points), 1/24/2019 (10)	500,000	502,847
2.625%, 11/17/2021	750,000	734,597
2.925% (LIBOR 3 Month+118 basis points), 1/20/2022 (10)	645,000	656,691
National Australia Bank, Ltd., 2.500%, 1/12/2021	1,400,000	1,381,541
Peapack Gladstone Financial Corp., 6.000%, 6/30/2026 (9)	1,525,000	1,601,985
PNC Bank NA, 1.995% (LIBOR 3 Month+25 basis points), 1/22/2021 (10)	750,000	751,314
PNC Financial Services Group, Inc., 2.044% (LIBOR 3 Month+25 basis points), 8/7/2018 (10)	1,350,000	1,351,061
Regions Bank, 2.133% (LIBOR 3 Month+38 basis points), 4/1/2021 (10)	1,000,000	1,002,631
Renasant Corp., 5.000%, 9/1/2026 (9)	1,125,000	1,156,655
Royal Bank of Canada, 2.125%, 3/2/2020	1,400,000	1,382,681

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Schedules of Investments

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
Sumitomo Mitsui Banking Corp., 2.485% (LIBOR 3 Month+74 basis points), 7/23/2018 (10)	$1,000,000	$1,002,297
SunTrust Bank, 2.250%, 1/31/2020	1,000,000	989,857
Toronto-Dominion Bank, 2.125%, 4/7/2021	1,500,000	1,464,842
Towne Bank, 4.500%, 7/30/2027 (9)	2,000,000	2,031,536
U.S. Bank NA:
1.800% (U.S. Federal Funds Effective Rate (continuous series)+38 basis points), 1/30/2020 (10)	1,000,000	1,002,557
2.050%, 10/23/2020 (1)	1,450,000	1,422,770
2.094% (LIBOR 3 Month+15 basis points), 5/24/2019 (10)	750,000	750,460
United Community Bank, 4.500%, 1/30/2028 (9)	1,000,000	1,023,674
Wells Fargo & Co., 2.851% (LIBOR 3 Month+111 basis points), 1/24/2023 (1)(10)	1,000,000	1,017,495
Wells Fargo Bank NA, 1.750%, 5/24/2019	700,000	692,777
Westpac Banking Corp.:
2.085% (LIBOR 3 Month+34 basis points), 1/25/2021 (10)	750,000	751,546
2.500%, 6/28/2022 (1)	500,000	486,215
2.800%, 1/11/2022 (1)	1,000,000	987,826

		55,848,565

Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc., 1.900%, 2/1/2019 (1)	1,405,000	1,396,605

Biotechnology — 1.0%
Amgen, Inc., 2.200%, 5/22/2019	1,450,000	1,443,346
Gilead Sciences, Inc., 1.796% (LIBOR 3 Month+17 basis points), 9/20/2018 (10)	1,000,000	1,000,361

		2,443,707

Computers — 0.4%
Dell International LLC, 4.420%, 6/15/2021 (5)	1,000,000	1,021,757

Cosmetics/Personal Care — 0.8%
Colgate-Palmolive Co., 2.250%, 11/15/2022	1,300,000	1,263,066
Procter & Gamble Co., 2.150%, 8/11/2022	775,000	751,320

		2,014,386

Diversified Financial Services — 1.6%
American Express Credit Corp.:
2.375%, 5/26/2020 (1)	1,000,000	989,512
2.700%, 3/3/2022 (1)	1,500,000	1,471,677
National Rural Utilities Cooperative Finance Corp., 1.500%, 11/1/2019 (1)	1,285,000	1,261,076

		3,722,265

Electric — 1.1%
American Electric Power Co., Inc., 2.150%, 11/13/2020	750,000	736,276

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Electric (continued)
Duke Energy Corp., 2.100%, 6/15/2018 (1)	$1,500,000	$1,498,957
NextEra Energy Capital Holdings, Inc., 2.300%, 4/1/2019	500,000	498,445

		2,733,678

Healthcare-Services — 0.3%
Anthem, Inc., 2.500%, 11/21/2020	600,000	593,693

Machinery-Construction & Mining — 0.8%
Caterpillar Financial Services Corp.:
1.700%, 6/16/2018 (1)	1,000,000	998,573
2.218% (LIBOR 3 Month+51 basis points), 1/10/2020 (10)	1,000,000	1,006,731

		2,005,304

Machinery-Diversified — 0.7%
John Deere Capital Corp., 1.250%, 10/9/2019	775,000	758,898
Roper Technologies, Inc., 2.050%, 10/1/2018	1,000,000	997,631

		1,756,529

Media — 1.0%
Discovery Communications LLC, 2.200%, 9/20/2019	2,000,000	1,980,172
Walt Disney Co., 1.950%, 3/4/2020	500,000	494,169

		2,474,341

Miscellaneous Manufacturing — 0.4%
Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/2019	1,000,000	1,004,047

Oil & Gas — 2.5%
BP Capital Markets PLC, 2.315%, 2/13/2020	610,000	604,985
Chevron Corp., 1.961%, 3/3/2020 (1)	1,000,000	987,193
Exxon Mobil Corp.:
1.708%, 3/1/2019	1,000,000	994,066
1.912%, 3/6/2020 (1)	1,200,000	1,187,235
Phillips 66, 2.606% (LIBOR 3 Month+60 basis points), 2/26/2021 (10)(12)	1,200,000	1,201,200
Shell International Finance BV, 1.625%, 11/10/2018	1,039,000	1,033,431

		6,008,110

Pharmaceuticals — 1.0%
Cardinal Health, Inc., 1.950%, 6/15/2018 (1)	400,000	399,666
Express Scripts Holding Co., 2.250%, 6/15/2019	1,000,000	992,733
Novartis Capital Corp., 1.800%, 2/14/2020	1,000,000	985,627

		2,378,026

Real Estate Investment Trusts — 0.4%
Welltower, Inc., 2.250%, 3/15/2018	1,000,000	1,000,006

Retail — 0.5%
Wal-Mart Stores, Inc., 1.900%, 12/15/2020	1,255,000	1,230,664

Savings & Loans — 0.4%
Flagstar Bancorp, Inc., 6.125%, 7/15/2021	1,000,000	1,055,543

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short-Term Income Fund (continued)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes (continued)

Semiconductors — 0.7%
Intel Corp., 2.450%, 7/29/2020 (1)	$1,000,000	$997,660
QUALCOMM, Inc., 2.100%, 5/20/2020	600,000	588,367

		1,586,027

Software — 0.4%
Microsoft Corp., 1.850%, 2/6/2020	1,000,000	989,566

Telecommunications — 2.4%
AT&T, Inc.:
2.372% (LIBOR 3 Month+65 basis points), 1/15/2020 (10)	1,500,000	1,508,313
2.450%, 6/30/2020 (1)	500,000	494,903
Cisco Systems, Inc.:
1.400%, 9/20/2019	500,000	491,823
2.125%, 3/1/2019	1,500,000	1,495,675
Verizon Communications, Inc.:
2.600% (LIBOR 3 Month+100 basis points), 3/16/2022 (1)(10)	750,000	766,730
2.625%, 2/21/2020	500,000	499,115
3.450%, 3/15/2021 (1)	500,000	507,765

		5,764,324

Total Corporate Bonds & Notes (identified cost $109,054,626)		108,979,046

Mutual Funds — 2.0%
Eaton Vance Institutional Senior Loan Fund, Open-end Cayman Islands Exempted Co. (14)	110,732	1,006,557
Fidelity Floating Rate High Income Fund	390,223	3,765,651

Total Mutual Funds (identified cost $4,589,036)		4,772,208

U.S. Government & U.S. Government Agency Obligations — 11.8%

Federal Home Loan Mortgage Corporation — 0.8%
1.750%, 5/30/2019 (1)	$2,000,000	1,989,792

Federal National Mortgage Association — 1.9%
1.000%, 2/26/2019	2,000,000	1,978,546
1.500%, 6/22/2020 (1)	1,000,000	982,146
1.750%, 11/26/2019 (1)	1,750,000	1,735,160

		4,695,852

U.S. Treasury Bonds & Notes — 9.1%
0.875%, 7/31/2019 (1)	1,000,000	981,934
1.000%, 8/31/2019 (1)	1,500,000	1,473,662
1.000%, 9/30/2019	1,500,000	1,472,285
1.250%, 11/15/2018 (1)	1,500,000	1,492,236
1.250%, 11/30/2018 (1)	1,500,000	1,491,621
1.250%, 1/31/2019 (1)	1,000,000	992,598
1.250%, 1/31/2020 (1)	1,000,000	981,211
1.250%, 3/31/2021	1,500,000	1,446,738
1.375%, 1/31/2020 (1)	1,000,000	983,594
1.375%, 10/31/2020 (1)	2,000,000	1,948,320
1.500%, 2/28/2019 (1)	1,500,000	1,491,298
1.500%, 4/15/2020 (1)	2,000,000	1,966,876
1.625%, 8/31/2019 (1)	1,750,000	1,735,235
1.750%, 9/30/2019	1,500,000	1,489,336
1.750%, 12/31/2020 (1)	1,000,000	982,148

Description	Shares or Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations (continued)

U.S. Treasury Bonds & Notes (continued)
2.000%, 8/31/2021 (1)	$1,000,000	$982,695

		21,911,787

Total U.S. Government & U.S. Government Agency Obligations (identified cost $28,987,244)		28,597,431

U.S. Government Agency-Mortgage Securities — 1.3%

Federal National Mortgage Association — 1.3%
2.606%, 11/1/2020	1,993,573	1,990,459
3.500%, 4/1/2026	107,722	109,640
4.000%, 11/1/2031	436,680	453,377
5.500%, 11/1/2033	124,343	136,682
5.500%, 2/1/2034	93,906	103,247
5.500%, 8/1/2037	211,003	232,022
9.500%, 12/1/2024	794	797
9.500%, 1/1/2025	3,520	3,545
10.000%, 7/1/2020	8,137	8,267

		3,038,036

Government National Mortgage Association — 0.0%
7.500%, 8/15/2037	13,106	13,416
9.000%, 12/15/2019	2,653	2,733

		16,149

Total U.S. Government Agency-Mortgage Securities
(identified cost $3,059,840)		3,054,185

Short-Term Investments — 15.8%

Collateral Pool Investments for Securities on Loan — 13.2%

Collateral pool allocation (3)		31,940,954

Commercial Paper — 0.5%
WPP CP LLC, 2.150%, 3/13/2018 (8)	1,300,000	1,299,160

Mutual Funds — 1.6%
BMO Institutional Prime Money Market Fund — Premier Class, 1.430% (4)	3,757,592	3,757,592

Short-Term Corporate Bonds & Notes — 0.5%
Pacific Gas & Electric Co., 2.214% (LIBOR 3 Month+23 basis points), 11/28/2018 (5)(10)	$1,250,000	1,248,114

Total Short-Term Investments (identified cost $38,247,448)		38,245,820

Total Investments — 113.5% (identified cost $275,084,556)		273,874,399
Other Assets and Liabilities — (13.5)%		(32,610,532)

Total Net Assets — 100.0%		$241,263,867

Portfolio Sector Allocation*
Sector	Fund
Asset-Backed Securities	21.8%
Certificates of Deposit	0.1
Collateralized Mortgage Obligations	3.8
Commercial Mortgage Securities	9.1
Corporate Bonds & Notes	47.7
Mutual Funds	2.0
U.S. Government & U.S. Government Agency Obligations	11.9
U.S. Government Agency — Mortgage Securities	1.3
Other Assets & Liabilities, Net	2.3

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Schedules of Investments

Intermediate Tax-Free Fund**

Description	Principal Amount	Value
Municipals — 98.2%

Alabama — 2.0%
UAB Medicine Finance Authority:
5.000%, 9/1/2036, Call 3/1/2027	$2,340,000	$2,686,741
5.000%, 9/1/2037, Call 3/1/2027	2,030,000	2,325,669
5.000%, 9/1/2041, Call 3/1/2027	1,020,000	1,163,412
Wilsonville Industrial Development Board, 1.170%, 1/1/2024, Call 3/1/2018 (9)	6,220,000	6,220,000
Other securities		21,075,122

		33,470,944

Alaska — 0.6%
Other securities		9,175,806

Arizona — 2.7%
State of Arizona, AGM:
5.000%, 10/1/2023, Call 4/1/2020	1,000,000	1,064,830
5.250%, 10/1/2024, Call 10/1/2019	5,000,000	5,271,550
Other securities		38,403,746

		44,740,126

Arkansas — 1.4%
Other securities		22,478,090

California — 6.6%
Other securities		108,484,368

Colorado — 2.6%
Colorado Educational & Cultural Facilities Authority:
1.120%, 7/1/2033, Call 3/1/2018 (9)	6,000,000	6,000,000
4.000%, 12/15/2025 (5)	535,000	553,714
5.000%, 9/1/2020 (13)	1,060,000	1,141,927
5.000%, 9/1/2021 (13)	865,000	951,612
5.000%, 10/1/2030, Call 10/1/2025	1,250,000	1,394,125
Colorado Health Facilities Authority:
1.730%, 7/1/2034, Call 7/1/2019 (5)(9)	3,325,000	3,325,000
4.500%, 2/1/2020	455,000	474,151
5.000%, 9/1/2018	530,000	539,233
5.000%, 9/1/2019	560,000	586,947
5.000%, 2/1/2021	475,000	509,827
5.000%, 9/1/2022	750,000	838,088
5.000%, 12/1/2023	215,000	242,864
5.000%, 2/1/2024	420,000	471,244
5.250%, 1/1/2025, Call 1/1/2020	460,000	487,752
Other securities		24,892,675

		42,409,159

Connecticut — 1.2%
University of Connecticut:
5.000%, 3/15/2032, Call 3/15/2026	2,000,000	2,229,300
5.000%, 1/15/2033, Call 1/15/2027	4,000,000	4,463,640
Other securities		13,426,470

		20,119,410

Description	Principal Amount	Value
Municipals (continued)

Delaware — 0.5%
Other securities		$8,498,091

District of Columbia — 0.4%
Other securities		7,068,231

Florida — 5.8%
City of Gainesville, 1.120%, 10/1/2026, Call 3/1/2018 (9)	$8,010,000	8,010,000
County of Orange, 5.000%, 1/1/2027, Call 1/1/2022	5,810,000	6,429,114
Other securities		79,918,343

		94,357,457

Georgia — 3.2%
City of Atlanta Department of Aviation:
5.000%, 1/1/2031, Call 1/1/2024	1,000,000	1,138,310
5.000%, 1/1/2032, Call 1/1/2024	2,500,000	2,841,425
5.000%, 1/1/2033, Call 1/1/2024	1,000,000	1,135,400
5.000%, 1/1/2034, Call 1/1/2024	1,000,000	1,134,240
Gainesville & Hall County Hospital Authority:
5.000%, 2/15/2036, Call 2/15/2027	1,500,000	1,670,685
5.000%, 2/15/2037, Call 2/15/2027	2,000,000	2,222,700
5.000%, 2/15/2042, Call 2/15/2027	3,000,000	3,311,700
Other securities		38,751,481

		52,205,941

Guam — 0.1%
Other securities		2,212,590

Hawaii — 0.1%
Other securities		1,142,145

Idaho — 0.3%
Other securities		5,232,471

Illinois — 15.5%
Chicago Park District:
5.000%, 1/1/2023, Call 1/1/2022	1,060,000	1,175,021
5.000%, 1/1/2025, Call 7/1/2020	230,000	243,791
5.000%, 1/1/2026, Call 1/1/2021	730,000	778,516
5.000%, 1/1/2028, Call 1/1/2024	2,500,000	2,755,825
5.000%, 11/15/2029, Call 11/15/2018	130,000	133,398
5.000%, 1/1/2031, Call 1/1/2026	1,790,000	1,981,476
5.000%, 1/1/2040, Call 1/1/2026	1,000,000	1,081,270
City of Chicago:
5.000%, 11/1/2025	2,000,000	2,282,260
5.000%, 11/1/2027, Call 11/1/2026	2,500,000	2,827,950
5.000%, 11/1/2027, Call 11/1/2026	1,000,000	1,131,180
5.000%, 11/1/2028, Call 11/1/2026	1,000,000	1,127,960

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund** (continued)

Description	Principal Amount	Value
Municipals (continued)

Illinois (continued)
5.000%, 11/1/2029, Call 11/1/2026	$1,000,000	$1,123,150
5.000%, 1/1/2031, Call 1/1/2025	3,715,000	4,057,857
5.000%, 1/1/2032, Call 1/1/2027	2,000,000	2,205,340
5.000%, 1/1/2033, Call 1/1/2027	3,000,000	3,288,990
5.000%, 1/1/2039, Call 1/1/2025	500,000	537,330
6.000%, 1/1/2038, Call 1/1/2027	10,000,000	11,355,500
City of Chicago, AGM:
5.000%, 11/1/2027, Call 11/1/2018	140,000	143,363
5.000%, 11/1/2027, Call 11/1/2018	60,000	61,393
Cook County Township High School District No. 220 Reavis:
6.000%, 12/1/2030, Call 12/1/2023	1,000,000	1,182,720
6.000%, 12/1/2031, Call 12/1/2023	2,035,000	2,405,635
6.000%, 12/1/2032, Call 12/1/2023	2,160,000	2,569,925
6.000%, 6/1/2033, Call 12/1/2023	2,235,000	2,651,246
County of Cook:
5.000%, 11/15/2029, Call 11/15/2026	3,270,000	3,708,572
5.000%, 11/15/2031, Call 11/15/2026	2,000,000	2,252,060
5.250%, 11/15/2023, Call 11/15/2020	350,000	377,755
County of Cook, BAM, 5.000%, 11/15/2023	1,000,000	1,127,530
Illinois Finance Authority:
2.500%, 5/15/2018	170,000	170,156
5.000%, 11/15/2023, Call 11/15/2022	215,000	239,914
5.000%, 8/15/2024	250,000	278,665
5.000%, 5/15/2025	1,000,000	1,090,730
5.000%, 11/15/2026, Call 11/15/2025	1,000,000	1,135,460
5.000%, 11/15/2027, Call 11/15/2025	500,000	563,740
5.000%, 11/1/2029, Call 11/1/2026	2,000,000	2,251,100
5.000%, 5/15/2030, Call 5/15/2025	1,000,000	1,051,120
5.000%, 11/1/2030, Call 11/1/2026	1,200,000	1,344,900
5.000%, 1/1/2036, Call 1/1/2027	2,000,000	2,163,380
5.000%, 8/1/2042, Call 8/1/2027	580,000	620,409
5.000%, 8/1/2046, Call 8/1/2027	515,000	549,222
5.000%, 8/1/2047, Call 8/1/2027	750,000	799,237
6.000%, 8/15/2041, Call 8/15/2021	2,665,000	2,962,521

Description	Principal Amount	Value
Municipals (continued)

Illinois (continued)
Illinois State Toll Highway Authority:
5.000%, 1/1/2028, Call 1/1/2023	$1,000,000	$1,122,740
5.000%, 1/1/2029, Call 1/1/2023	1,000,000	1,119,830
5.000%, 1/1/2030, Call 1/1/2026	1,000,000	1,152,180
5.000%, 12/1/2032, Call 1/1/2026	7,790,000	8,904,827
5.000%, 1/1/2042, Call 1/1/2028	2,000,000	2,254,720
Kane McHenry Cook & De Kalb Counties Unit School District No. 300:
5.000%, 1/1/2023	1,000,000	1,119,340
5.000%, 1/1/2024	1,000,000	1,133,660
5.000%, 1/1/2026, Call 1/1/2025	4,000,000	4,578,280
5.250%, 1/1/2033, Call 1/1/2023	900,000	1,010,619
State of Illinois:
5.000%, 3/1/2020	500,000	516,005
5.000%, 4/1/2024, Call 4/1/2023	500,000	523,705
5.000%, 11/1/2025	7,000,000	7,358,680
5.000%, 11/1/2026	10,000,000	10,493,900
5.000%, 2/1/2027	1,000,000	1,045,310
5.000%, 11/1/2028, Call 11/1/2027	2,000,000	2,082,320
5.000%, 2/1/2029, Call 2/1/2027	1,000,000	1,034,860
5.000%, 11/1/2033, Call 11/1/2026	8,000,000	8,197,280
State of Illinois, AGM, 5.000%, 4/1/2028, Call 4/1/2023	3,205,000	3,470,342
Other securities		126,485,580

		253,391,745

Indiana — 2.3%
Indiana Finance Authority:
3.000%, 7/1/2019	250,000	254,155
5.000%, 8/15/2020	700,000	736,274
5.000%, 10/1/2022	300,000	331,170
5.000%, 10/1/2023	400,000	445,600
5.000%, 10/1/2024, Call 10/1/2023	275,000	305,899
5.000%, 5/1/2029, Call 5/1/2022	85,000	95,282
5.000%, 5/1/2029, Call 5/1/2022	3,985,000	4,327,830
5.500%, 5/1/2024, Call 5/1/2019	820,000	856,515
5.500%, 5/1/2024, Call 5/1/2019	180,000	187,695
Other securities		29,966,213

		37,506,633

Iowa — 0.4%
Other securities		6,011,515

Kansas — 0.2%
Other securities		3,493,092

Kentucky — 1.1%
Other securities		17,678,847

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Schedules of Investments

Intermediate Tax-Free Fund** (continued)

Description	Principal Amount	Value
Municipals (continued)

Louisiana — 1.8%
Parish of St. Bernard:
4.000%, 3/1/2020	$3,470,000	$3,599,674
4.000%, 3/1/2021	3,585,000	3,760,522
Other securities		22,612,261

		29,972,457

Maine — 0.6%
Maine State Housing Authority, 3.850%, 11/15/2029, Call 11/15/2021	7,500,000	7,671,300
Other securities		2,004,828

		9,676,128

Maryland — 1.1%
Other securities		18,113,926

Massachusetts — 1.2%
Commonwealth of Massachusetts, NATL-RE FGIC:
2.161%, 12/1/2030, Call 3/5/2018 (9)(11)	1,450,000	1,450,000
2.206%, 12/1/2030, Call 3/1/2018 (9)(11)	7,375,000	7,375,000
Other securities		11,213,546

		20,038,546

Michigan — 3.8%
Michigan Finance Authority:
5.000%, 7/1/2026, Call 7/1/2025	175,000	196,891
5.000%, 7/1/2027, Call 7/1/2025	600,000	670,464
5.000%, 7/1/2029, Call 7/1/2025	950,000	1,066,850
5.000%, 7/1/2032, Call 7/1/2025	1,500,000	1,668,900
5.000%, 7/1/2034, Call 7/1/2025	500,000	547,085
5.000%, 12/1/2037, Call 12/1/2027	1,000,000	1,134,420
5.000%, 11/15/2041, Call 11/15/2026	1,000,000	1,101,400
Other securities		56,108,414

		62,494,424

Minnesota — 0.3%
Other securities		5,373,434

Mississippi — 0.3%
Other securities		4,593,837

Missouri — 1.8%
Other securities		29,261,904

Nebraska — 0.5%
Other securities		9,031,622

Nevada — 1.2%
County of Clark Department of Aviation:
5.000%, 7/1/2029, Call 7/1/2024	1,200,000	1,356,588
5.000%, 7/1/2030, Call 7/1/2024	1,000,000	1,128,630
5.000%, 7/1/2040, Call 7/1/2027	4,000,000	4,524,960
Other securities		13,041,386

		20,051,564

Description	Principal Amount	Value
Municipals (continued)

New Hampshire — 0.1%
Other securities		$924,684

New Jersey — 3.4%
New Jersey Economic Development Authority:
5.000%, 11/1/2021	$4,600,000	4,968,230
5.500%, 6/15/2030, Call 12/15/2026	2,500,000	2,840,800
New Jersey Higher Education Student Assistance Authority, 4.875%, 12/1/2024, Call 12/1/2019	6,050,000	6,267,134
New Jersey State Turnpike Authority:
5.000%, 1/1/2032, Call 7/1/2022	3,440,000	3,887,338
5.000%, 1/1/2035, Call 1/1/2022	1,685,000	1,881,690
New Jersey Transportation Trust Fund Authority:
2.090% (SIFMA Municipal Swap Index Yield+100 basis points), 12/15/2019, Call 6/15/2019 (10)	5,000,000	4,999,550
5.000%, 6/15/2022	500,000	543,065
5.000%, 6/15/2032, Call 12/15/2024	5,000,000	5,315,700
5.250%, 12/15/2023	240,000	266,995
5.250%, 12/15/2023, Call 12/15/2018	1,355,000	1,389,241
New Jersey Transportation Trust Fund Authority, BAM:
5.000%, 6/15/2028, Call 6/15/2022	5,000,000	5,338,950
5.000%, 6/15/2033, Call 6/15/2022	3,000,000	3,176,280
5.250%, 6/15/2033, Call 6/15/2023	5,635,000	6,104,001
New Jersey Transportation Trust Fund Authority, BHAC, 0.000%, 12/15/2024	440,000	364,096
New Jersey Turnpike Authority, 5.000%, 1/1/2031, Call 1/1/2025	500,000	565,285
Other securities		8,069,455

		55,977,810

New Mexico — 1.3%
New Mexico Municipal Energy Acquisition Authority, 1.805% (LIBOR 1 Month+75 basis points), 8/1/2019, Call 2/1/2019 (10)	10,000,000	10,004,800
Other securities		10,652,249

		20,657,049

New York — 5.8%
City of New York:
1.200%, 8/1/2044, Call 3/1/2018 (9)	1,300,000	1,300,000
5.000%, 8/1/2032, Call 2/1/2028	1,000,000	1,172,260
5.250%, 3/1/2034, Call 3/1/2028 (12)	3,000,000	3,577,740
5.250%, 3/1/2035, Call 3/1/2028 (12)	2,500,000	2,971,975

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund** (continued)

Description	Principal Amount	Value
Municipals (continued)

New York (continued)
New York City Transitional Finance Authority:
1.100%, 11/1/2036 (9)	$1,700,000	$1,700,000
5.000%, 11/1/2024, Call 11/1/2022	5,715,000	6,477,438
5.000%, 11/1/2026, Call 5/1/2025	1,000,000	1,165,870
5.000%, 11/1/2026, Call 5/1/2025	2,000,000	2,331,740
5.000%, 2/1/2038, Call 2/1/2027	4,000,000	4,554,440
5.000%, 2/1/2039, Call 2/1/2027	4,000,000	4,547,800
New York State Dormitory Authority, 5.000%, 3/15/2027, Call 3/15/2022	7,555,000	8,392,396
New York State Energy Research & Development Authority, NATL-RE, 2.187%, 12/1/2020, Call 3/23/2018 (9)(11)	6,450,000	6,450,000
Other securities		50,677,857

		95,319,516

North Carolina — 0.7%
Other securities		11,644,047

North Dakota — 1.6%
North Dakota Public Finance Authority:
4.000%, 6/1/2023	2,440,000	2,632,589
4.000%, 6/1/2024, Call 6/1/2023	2,190,000	2,357,250
4.000%, 6/1/2025, Call 6/1/2023	1,145,000	1,224,864
Williston Parks & Recreation District:
4.500%, 3/1/2020	1,205,000	1,216,688
4.500%, 3/1/2025, Call 3/1/2021	2,525,000	2,480,434
4.625%, 3/1/2026, Call 3/1/2021	2,620,000	2,566,002
Other securities		13,967,143

		26,444,970

Ohio — 3.7%
City of Cleveland:
5.000%, 1/1/2022, Call 1/1/2021	2,320,000	2,512,537
5.000%, 1/1/2031, Call 1/1/2022	1,270,000	1,384,757
City of Cleveland, AGM:
5.000%, 1/1/2030, Call 1/1/2022	3,900,000	4,255,407
5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,090,360
Other securities		50,919,431

		60,162,492

Oklahoma — 0.8%
Other securities		12,952,340

Oregon — 0.8%
Other securities		12,582,601

Description	Principal Amount	Value
Municipals (continued)

Pennsylvania — 2.8%
Pennsylvania Turnpike Commission:
2.070% (SIFMA Municipal Swap Index Yield+98 basis points), 12/1/2021, Call 6/1/2021 (10)	$5,000,000	$5,092,750
5.000%, 12/1/2030, Call 12/1/2020 (13)	215,000	233,535
5.000%, 12/1/2030, Call 12/1/2020 (13)	120,000	130,345
5.000%, 12/1/2030, Call 12/1/2020 (13)	250,000	271,553
5.500%, 12/1/2042, Call 12/1/2026	3,000,000	3,441,270
6.000%, 12/1/2034, Call 12/1/2020 (13)	55,000	61,210
6.000%, 12/1/2034, Call 12/1/2020 (13)	70,000	77,904
6.000%, 12/1/2034, Call 12/1/2020 (13)	270,000	301,255
Other securities		36,903,374

		46,513,196

Rhode Island — 0.7%
Rhode Island Student Loan Authority:
3.375%, 12/1/2023, Call 12/1/2020 (15)	300,000	300,027
4.000%, 12/1/2022, Call 12/1/2021 (15)	2,885,000	3,000,977
4.200%, 12/1/2018, Call 4/2/2018	600,000	601,140
4.250%, 12/1/2020, Call 4/2/2018	500,000	501,355
4.250%, 12/1/2025, Call 12/1/2021 (15)	2,205,000	2,264,844
4.500%, 12/1/2021, Call 4/2/2018	1,000,000	1,002,540
4.750%, 12/1/2028, Call 12/1/2021 (15)	1,000,000	1,034,250
Other securities		2,127,523

		10,832,656

South Carolina — 1.0%
Other securities		16,239,662

South Dakota — 0.9%
South Dakota Health & Educational Facilities Authority:
4.250%, 9/1/2023	740,000	816,930
4.500%, 9/1/2018	500,000	508,910
4.500%, 9/1/2020	900,000	969,849
4.500%, 9/1/2021, Call 9/1/2020	1,080,000	1,156,367
4.500%, 9/1/2022, Call 9/1/2020	1,005,000	1,072,496
5.000%, 9/1/2019	200,000	209,930
5.000%, 11/1/2022	715,000	805,626
5.000%, 8/1/2023	375,000	425,032
5.000%, 11/1/2023	625,000	713,400
5.000%, 8/1/2024	195,000	223,595
5.000%, 11/1/2024	650,000	751,751
5.000%, 11/1/2024, Call 11/1/2019	1,000,000	1,049,230
5.000%, 11/1/2025, Call 11/1/2024	600,000	690,738
5.000%, 9/1/2027, Call 9/1/2024	720,000	813,046

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Schedules of Investments

Intermediate Tax-Free Fund** (continued)

Description	Principal Amount	Value
Municipals (continued)

South Dakota (continued)
Other securities		$3,959,214

		14,166,114

Tennessee — 1.2%
Knox County Health Educational & Housing Facility Board, 5.000%, 1/1/2042, Call 1/1/2027	$5,815,000	6,365,971
Tennessee Energy Acquisition Corp.:
5.000%, 2/1/2023	5,310,000	5,907,163
5.250%, 9/1/2021	3,810,000	4,208,564
5.250%, 9/1/2022	250,000	279,975
Other securities		3,529,089

		20,290,762

Texas — 6.4%
Dallas/Fort Worth International Airport:
5.000%, 11/1/2024, Call 11/1/2022	1,000,000	1,125,330
5.000%, 11/1/2032, Call 11/1/2020	5,000,000	5,385,750
5.000%, 11/1/2033, Call 11/1/2023	2,000,000	2,240,020
5.250%, 11/1/2033, Call 11/1/2023	1,200,000	1,366,428
Harris County Health Facilities Development Corp., 1.140%, 12/1/2041, Call 3/1/2018 (9)	8,000,000	8,000,000
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 5/15/2037, Call 5/15/2024	5,145,000	5,373,335
5.000%, 11/15/2037, Call 11/15/2027	2,175,000	2,433,738
Other securities		79,531,602

		105,456,203

Utah — 1.1%
Other securities		18,317,420

Vermont — 0.1%
Other securities		1,304,496

Virgin Islands — 0.2%
Other securities		3,506,783

Virginia — 0.6%
Other securities		9,742,586

Washington — 1.3%
Other securities		21,439,583

West Virginia — 0.2%
Other securities		2,588,575

Wisconsin — 3.8%
Wisconsin Center District:
0.000%, 12/15/2033, Call 6/15/2026	2,200,000	1,184,634
0.000%, 12/15/2034, Call 6/15/2026	6,665,000	3,411,347
Wisconsin Center District, AGM:
5.250%, 12/15/2023	520,000	579,717
5.250%, 12/15/2027	1,930,000	2,211,741

Description	Principal Amount	Value
Municipals (continued)

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority:
4.750%, 10/15/2029, Call 10/15/2021	$605,000	$641,717
5.000%, 8/15/2018	1,000,000	1,015,950
5.000%, 6/1/2019	205,000	209,973
5.000%, 8/15/2019	250,000	261,898
5.000%, 8/15/2019	955,000	1,001,155
5.000%, 8/15/2020	1,060,000	1,143,676
5.000%, 8/15/2021	1,160,000	1,280,849
5.000%, 10/1/2022	750,000	841,012
5.000%, 6/1/2026, Call 6/1/2020	135,000	144,964
5.000%, 8/15/2027, Call 8/15/2022	500,000	563,140
5.000%, 8/15/2029, Call 8/15/2022	1,700,000	1,922,428
5.000%, 4/1/2032, Call 10/1/2022	4,560,000	4,945,457
5.000%, 6/1/2032, Call 6/1/2022	1,000,000	1,069,490
5.000%, 8/15/2032, Call 8/15/2022	5,000,000	5,654,200
5.250%, 6/1/2034, Call 6/1/2020	300,000	319,671
5.375%, 8/15/2024, Call 2/15/2020	1,625,000	1,744,421
Wisconsin Health & Educational Facilities Authority, AGM, 5.000%, 7/15/2027, Call 7/15/2021	3,655,000	3,936,874
Other securities		28,397,178

		62,481,492

Wyoming — 0.1%
Other securities		1,081,850

Total Municipals (identified cost $1,570,491,886)		1,608,911,390

Mutual Funds — 1.0%
Other securities (4)		15,640,885

Total Mutual Funds (identified cost $15,746,056)		15,640,885
Short-Term Investments — 0.0%

Mutual Funds — 0.0%
Other securities (4)		504,436

Total Short-Term Investments (identified cost $504,436)		504,436

Total Investments — 99.2% (identified cost $1,586,742,378)		1,625,056,711
Other Assets and Liabilities — 0.8%		13,481,195

Total Net Assets — 100.0%		$1,638,537,906

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund** (continued)

Municipal Issuance/Industry Type*
Issuance/Industry	Fund
General Obligation—21.7%
School District	11.8%
State or Local	9.9
Revenue Bonds—76.5%
Appropriation	17.8
Education	8.5
General Revenue	0.9
Healthcare	19.6
Housing	4.0
Industrial Revenue	0.5
Power	3.0
Special Tax	1.4
Student Loan	0.7
Tobacco	1.1
Transportation	11.3
Water & Sewer	7.7
Other Assets & Liabilities, Net	1.8

Total	100.0%

Strategic Income Fund

Description	Principal Amount	Value
Asset-Backed Security — 0.2%

Federal Home Loan Mortgage Corporation — 0.2%
1.881% (LIBOR 1 Month+26 basis points), 8/25/2031, (Series T-32) (10)	$235,046	$234,378

Total Asset-Backed Securities (identified cost $235,046)		234,378

Collateralized Mortgage Obligations — 10.6%

Federal National Mortgage Association — 0.5%
2.021% (LIBOR 1 Month+40 basis points), 4/25/2034, (Series 2004-25) (10)	182,096	183,266
4.000%, 3/25/2041, (Series 2012-21)	291,457	297,596

		480,862

Private Sponsor — 10.1%
Alternative Loan Trust, Class 1A1, (Series 2004-24CB), 6.000%, 11/25/2034	785,743	793,941
Banc of America Funding Trust, Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	244,733	259,285
Chase Mortgage Finance Trust:
Class 7A1, (Series 2007-A2), 3.142%, 7/25/2037 (9)	452,215	416,530
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	548,070	568,278
ChaseFlex Trust, Class 4A3, (Series 2005-2), 6.000%, 5/25/2020	93,478	80,738
GSR Mortgage Loan Trust, Class 2A4, (Series 2007-1F), 5.500%, 1/25/2037	136,733	143,663
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 3.488%, 11/25/2034 (9)	598,598	609,995

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Private Sponsor (continued)
Residential Asset Securitization Trust, Class A4, (Series 2005-A8CB), 5.500%, 7/25/2035	$729,809	$668,626
RFMSI Series Trust, Class A2, (Series 2006-S4), 6.000%, 4/25/2036	580,494	564,509
Structured Adjustable Rate Mortgage Loan Trust, Class 1A2, (Series 2004-18), 3.424%, 12/25/2034 (9)	586,987	569,327
Wells Fargo Mortgage Backed Securities Trust:
Class 1A2, (Series 2006-6), 5.750%, 5/25/2036	338,710	340,338
Class 1A9, (Series 2007-8), 6.000%, 7/25/2037	2,882,142	2,883,289
Class A1, (Series 2006-AR19), 3.701%, 12/25/2036 (9)	739,797	693,879
Class A1, (Series 2007-15), 6.000%, 11/25/2037	574,911	572,880
Class A6, (Series 2007-7), 6.000%, 6/25/2037	369,574	368,369
Class A8, (Series 2007-11), 6.000%, 8/25/2037	438,023	430,474

		9,964,121

Total Collateralized Mortgage Obligations (identified cost $10,375,719)		10,444,983

Commercial Mortgage Securities — 6.1%

Private Sponsor — 6.1%
Citigroup Commercial Mortgage Trust, Class B, (Series 2014-GC23), 4.175%, 7/10/2047 (9)	1,000,000	999,550
JP Morgan Chase Commercial Mortgage Securities Trust, Class B, (Series 2014-C20), 4.399%, 7/15/2047 (9)	2,000,000	2,027,096
Morgan Stanley BAML Trust, Class C, (Series 2016-C32), 4.296%, 12/15/2049 (9)	1,000,000	994,163
UBS-Barclays Commercial Mortgage Trust, Class B, (Series 2013-C6), 3.875%, 4/10/2046 (5)(9)	2,000,000	1,995,194

Total Commercial Mortgage Securities (identified cost $6,090,277)		6,016,003

Corporate Bonds & Notes — 68.5%

Auto Parts & Equipment — 1.8%
Allison Transmission, Inc., 4.750%, 10/1/2027 (1)(5)	1,000,000	982,500
American Axle & Manufacturing, Inc., 6.625%, 10/15/2022 (1)	750,000	776,250

		1,758,750

Banks — 3.4%
Australia & New Zealand Banking Group, Ltd., 4.500%, 3/19/2024 (1)(5)	500,000	512,884
Banco Nacional de Costa Rica, 6.250%, 11/1/2023 (5)	1,000,000	1,036,250
Capital One Financial Corp., 4.200%, 10/29/2025	750,000	744,894

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Schedules of Investments

Strategic Income Fund (continued)

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banks (continued)
Goldman Sachs Group, Inc., 2.863% (LIBOR 3 Month+111 basis points), 4/26/2022 (10)	$1,000,000	$1,013,796

		3,307,824

Chemicals — 2.5%
Braskem Netherlands Finance BV, 4.500%, 1/10/2028 (5)	1,000,000	974,750
CF Industries, Inc., 3.450%, 6/1/2023 (1)	600,000	583,500
Mexichem SAB de C.V., 5.500%, 1/15/2048 (1)(5)	1,000,000	954,000

		2,512,250

Commercial Services — 3.5%
ADT Corp., 4.875%, 7/15/2032 (5)	1,000,000	915,000
Avis Budget Car Rental LLC, 5.125%, 6/1/2022 (1)(5)	750,000	750,937
Hertz Corp., 5.875%, 10/15/2020 (1)	500,000	500,625
United Rentals North America, Inc., 5.500%, 5/15/2027 (1)	750,000	769,500
Weight Watchers International, Inc., 8.625%, 12/1/2025 (5)	500,000	543,125

		3,479,187

Computers — 1.5%
Dell International LLC, 5.450%, 6/15/2023 (1)(5)	750,000	790,997
Seagate HDD Cayman, 4.875%, 6/1/2027	750,000	718,127

		1,509,124

Diversified Financial Services — 2.9%
Ally Financial, Inc., 5.750%, 11/20/2025	1,250,000	1,307,812
Fly Leasing, Ltd., 6.375%, 10/15/2021 (1)	750,000	781,875
Jefferies Finance LLC, 7.500%, 4/15/2021 (5)	750,000	774,375

		2,864,062

Electric — 0.8%
Dynegy, Inc., 7.375%, 11/1/2022 (1)	750,000	792,188

Electrical Components & Equipment — 0.5%
Belden, Inc., 5.250%, 7/15/2024 (5)	500,000	508,750

Electronics — 0.8%
Ingram Micro, Inc., 5.450%, 12/15/2024 (1)	750,000	743,996

Entertainment — 0.7%
AMC Entertainment Holdings, Inc., 5.750%, 6/15/2025 (1)	750,000	732,188

Food — 2.0%
Minerva Luxembourg SA, 6.500%, 9/20/2026 (1)(5)	750,000	747,187
Mondelez International Holdings Netherlands BV, 2.370% (LIBOR 3 Month+61 basis points), 10/28/2019 (5)(10)	750,000	753,034

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)

Food (continued)
Post Holdings, Inc., 5.000%, 8/15/2026 (1)(5)	$500,000	$476,250

		1,976,471

Forest Products & Paper — 0.9%
Suzano Austria GmbH, 7.000%, 3/16/2047 (1)(5)	750,000	869,625

Healthcare-Products — 1.4%
Mallinckrodt International Finance SA, 5.625%, 10/15/2023 (5)	750,000	624,375
Zimmer Biomet Holdings, Inc., 3.550%, 4/1/2025 (1)	750,000	728,476

		1,352,851

Healthcare-Services — 1.3%
Centene Corp., 6.125%, 2/15/2024	750,000	789,375
HCA, Inc., 5.000%, 3/15/2024	500,000	510,625

		1,300,000

Home Builders — 1.7%
Beazer Homes USA, Inc., 5.875%, 10/15/2027	1,000,000	952,500
Lennar Corp., 5.000%, 6/15/2027 (5)	750,000	751,950

		1,704,450

Household Products/Wares — 0.5%
ACCO Brands Corp., 5.250%, 12/15/2024 (1)(5)	500,000	503,750

Internet — 1.0%
Netflix, Inc., 4.875%, 4/15/2028 (5)	1,000,000	983,750

Investment Companies — 0.5%
Leucadia National Corp., 5.500%, 10/18/2023	500,000	526,157

Iron/Steel — 0.6%
Vale SA, 5.625%, 9/11/2042	500,000	540,500

Media — 4.2%
Altice Finco SA, 7.625%, 2/15/2025 (1)(5)	800,000	791,000
Cablevision Systems Corp., 5.875%, 9/15/2022 (1)	750,000	751,875
SFR Group SA, 6.000%, 5/15/2022 (5)	500,000	486,250
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (1)(5)	750,000	761,250
Time Warner Cable LLC, 4.500%, 9/15/2042	1,000,000	906,555
Viacom, Inc., 4.375%, 3/15/2043	500,000	449,979

		4,146,909

Mining — 3.0%
Glencore Funding LLC, 4.625%, 4/29/2024 (5)	500,000	518,919
HudBay Minerals, Inc., 7.250%, 1/15/2023 (1)(5)	750,000	800,625
Kinross Gold Corp.:
4.500%, 7/15/2027 (5)	825,000	802,312
6.875%, 9/1/2041	750,000	868,125

		2,989,981

Miscellaneous Manufacturing — 1.3%
Trinity Industries, Inc., 4.550%, 10/1/2024	1,300,000	1,296,162

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Strategic Income Fund (continued)

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)

Oil & Gas — 7.4%
Diamond Offshore Drilling, Inc., 7.875%, 8/15/2025 (1)	$500,000	$509,375
Ecopetrol SA, 5.875%, 5/28/2045 (1)	500,000	503,375
Ensco PLC:
4.500%, 10/1/2024 (1)	1,000,000	820,000
5.200%, 3/15/2025 (1)	750,000	626,250
PBF Holding Co. LLC, 7.250%, 6/15/2025 (1)	750,000	778,125
Petrobras Global Finance BV, 5.999%, 1/27/2028 (1)(5)	1,075,000	1,060,219
Petroleos Mexicanos:
5.350%, 2/12/2028 (5)	1,000,000	988,000
5.500%, 6/27/2044	1,000,000	898,510
Rowan Cos., Inc.:
4.875%, 6/1/2022 (1)	250,000	236,250
4.750%, 1/15/2024	1,000,000	875,000

		7,295,104

Pharmaceuticals — 2.1%
Endo Finance LLC, 5.750%, 1/15/2022 (5)	500,000	411,250
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/1/2046 (1)	1,300,000	962,728
Valeant Pharmaceuticals International, 6.750%, 8/15/2021 (5)	750,000	734,063

		2,108,041

Pipelines — 1.3%
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027 (1)	750,000	761,250
Sunoco Logistics Partners Operations LP, 5.400%, 10/1/2047	500,000	490,070

		1,251,320

Real Estate Investment Trusts — 3.1%
EPR Properties:
5.250%, 7/15/2023 (1)	750,000	792,061
4.500%, 6/1/2027 (1)	750,000	736,968
GEO Group, Inc., 5.125%, 4/1/2023 (1)	1,000,000	1,000,000
SBA Communications Corp., 4.875%, 9/1/2024	500,000	495,000

		3,024,029

Retail — 4.2%
Beacon Escrow Corp., 4.875%, 11/1/2025 (5)	750,000	735,225
JC Penney Corp., Inc., 5.650%, 6/1/2020 (1)	750,000	749,062
L Brands, Inc.:
6.950%, 3/1/2033	1,000,000	975,000
7.600%, 7/15/2037	500,000	510,000
New Red Finance, Inc., 4.250%, 5/15/2024 (1)(5)	650,000	622,375
Party City Holdings, Inc., 6.125%, 8/15/2023 (1)(5)	500,000	513,125

		4,104,787

Description	Principal Amount	Value

Corporate Bonds & Notes (continued)

Software — 0.7%
VMware, Inc., 3.900%, 8/21/2027 (1)	$750,000	$715,810

Sovereign — 5.0%
Argentine Republic Government International Bond, 5.875%, 1/11/2028	500,000	468,187
Costa Rica Government International Bond, 5.625%, 4/30/2043 (5)	800,000	726,336
Ecuador Government International Bond, 7.875%, 1/23/2028 (5)	750,000	750,750
Export Credit Bank of Turkey, 5.000%, 9/23/2021 (5)	750,000	753,743
Ivory Coast Government International Bond, 6.125%, 6/15/2033 (5)	750,000	726,919
Oman Sovereign Sukuk SAOC, 4.397%, 6/1/2024 (5)	500,000	485,197
Sri Lanka Government International Bond, 6.000%, 1/14/2019 (5)	1,000,000	1,016,085

		4,927,217

Telecommunications — 4.8%
Batelco International Finance No. 1, Ltd., 4.250%, 5/1/2020	800,000	794,064
CenturyLink, Inc., 5.625%, 4/1/2025 (1)	750,000	682,500
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/2022 (5)	1,000,000	1,017,760
CommScope, Inc., 5.500%, 6/15/2024 (5)	1,000,000	1,022,500
Sprint Communications, Inc., 6.000%, 11/15/2022 (1)	500,000	495,000
Turk Telekomunikasyon AS, 4.875%, 6/19/2024 (5)	750,000	749,187

		4,761,011

Toys/Games/Hobbies — 2.0%
Mattel, Inc.:
2.350%, 5/6/2019	1,300,000	1,288,625
2.350%, 8/15/2021	750,000	687,975

		1,976,600

Transportation — 0.3%
Asciano Finance, Ltd., 4.625%, 9/23/2020 (5)	250,000	256,969

Venture Capital — 0.8%
Icahn Enterprises LP, 5.875%, 2/1/2022	750,000	752,813

Total Corporate Bonds & Notes (identified cost $67,788,246)		67,572,626

U.S. Government Agency-Mortgage Securities — 12.9%

Federal Home Loan Mortgage Corporation — 3.6%
3.500%, 4/1/2042	77,617	77,978
4.000%, 12/1/2040	369,531	382,033
4.500%, 9/1/2031	368,668	388,496
4.500%, 7/1/2040	27,515	29,105
4.500%, 11/1/2040	795,308	841,548
4.500%, 2/1/2041	1,133,132	1,197,324
5.000%, 12/1/2022	93,688	97,914
5.000%, 1/1/2040	226,458	245,687
5.500%, 11/1/2018	7,986	8,006

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Schedules of Investments

Strategic Income Fund (continued)

Description	Shares or Principal Amount	Value

U.S. Government Agency-Mortgage Securities (continued)

Federal Home Loan Mortgage Corporation (continued)
5.500%, 10/1/2021	$92,088	$95,217
5.500%, 7/1/2035	48,238	53,121
6.000%, 12/1/2036	24,620	27,613
6.000%, 12/1/2037	10,215	11,345
7.500%, 4/1/2024	26,614	28,844
7.500%, 4/1/2027	16,914	19,050
8.000%, 8/1/2030	18,063	20,827
8.500%, 9/1/2024	16,667	18,312
9.000%, 6/1/2019	403	405
9.500%, 2/1/2025	4,371	4,414

		3,547,239

Federal National Mortgage Association — 9.0%
3.000%, 8/1/2032	207,668	207,194
3.500%, 7/1/2032	400,856	408,257
4.000%, 11/1/2031	727,800	755,628
4.000%, 3/1/2041	264,870	273,479
4.000%, 9/1/2043	1,038,143	1,071,756
4.500%, 4/1/2041	2,113,429	2,232,379
4.500%, 6/1/2042	902,657	955,888
5.000%, 5/1/2018	4,978	5,039
5.500%, 1/1/2023	111,532	121,148
5.500%, 2/1/2036	152,416	167,516
5.500%, 7/1/2036	313,543	345,231
5.500%, 8/1/2037	563,116	619,212
6.000%, 9/1/2021	139,402	144,024
6.000%, 5/1/2039	546,384	614,631
6.500%, 8/1/2030	335,703	374,459
6.500%, 12/1/2031	18,829	21,003
6.500%, 11/1/2037	46,468	51,248
7.000%, 3/1/2029	42,382	47,908
7.000%, 7/1/2029	131,351	147,570
7.000%, 2/1/2030	84,534	93,500
7.500%, 10/1/2030	19,216	21,307
8.000%, 10/1/2028	159,601	175,973
8.000%, 4/1/2030	33,160	38,236

		8,892,586

Government National Mortgage Association — 0.3%
5.000%, 4/15/2034	246,352	265,356
7.000%, 8/15/2031	37,260	42,555
9.500%, 10/15/2024	3,460	3,474

		311,385

Total U.S. Government Agency-Mortgage Securities
(identified cost $12,611,113)		12,751,210

Short-Term Investments — 25.6%

Collateral Pool Investments for Securities on Loan — 25.1%

Collateral pool allocation (3)		24,802,849

Mutual Funds — 0.5%
BMO Institutional Prime Money Market Fund — Premier Class, 1.430% (4)	480,466	480,466

Total Short-Term Investments (identified cost $25,283,314)		25,283,315

Total Investments — 123.9% (identified cost $122,383,715)		122,302,515
Other Assets and Liabilities — (23.9)%		(23,630,361)

Total Net Assets — 100.0%		$98,672,154

Portfolio Sector Allocation*
Sector	Fund
Asset-Backed Securities	0.2%
Collateralized Mortgage Obligations	10.6
Commercial Mortgage Securities	6.1
Corporate Bonds & Notes	68.5
U.S. Government Agency – Mortgage Securities	12.9
Other Assets & Liabilities, Net	1.7

Total	100.0%

TCH Corporate Income Fund

Description	Principal Amount	Value
Corporate Bonds & Notes — 95.2%

Aerospace/Defense — 1.0%
Lockheed Martin Corp., 2.500%, 11/23/2020	$2,500,000	$2,477,933

Agriculture — 2.0%
Bunge, Ltd. Finance Corp., 3.000%, 9/25/2022	2,000,000	1,954,116
Philip Morris International, Inc.:
2.000%, 2/21/2020 (1)	2,000,000	1,970,866
2.900%, 11/15/2021 (1)	1,000,000	994,710

		4,919,692

Apparel — 0.8%
Ralph Lauren Corp., 2.125%, 9/26/2018	2,000,000	1,999,020

Auto Manufacturers — 2.9%
Daimler Finance North America LLC, 2.000%, 7/6/2021 (1)(5)	2,500,000	2,410,485
Ford Motor Co., 5.291%, 12/8/2046 (1)	2,000,000	1,974,386
Ford Motor Credit Co. LLC, 2.717% (LIBOR 3 Month+93 basis points), 11/4/2019 (10)	1,500,000	1,513,469
General Motors Financial Co., Inc.:
4.000%, 1/15/2025	1,000,000	992,714
4.350%, 1/17/2027 (1)	500,000	499,518

		7,390,572

Banks — 10.5%
Banco Santander SA, 3.265% (LIBOR 3 Month+156 basis points), 4/11/2022 (10)	2,000,000	2,065,960
Bank of America Corp.:
2.565% (LIBOR 3 Month+87 basis points), 4/1/2019 (10)	1,000,000	1,007,753
2.762% (LIBOR 3 Month+104 basis points), 1/15/2019 (10)	2,000,000	2,014,920
Canadian Imperial Bank of Commerce, 2.029% (LIBOR 3 Month+52 basis points), 9/6/2019 (10)	2,000,000	2,010,676
Capital One Financial Corp., 3.300%, 10/30/2024	1,250,000	1,214,901
Citigroup, Inc., 2.911% (LIBOR 3 Month+143 basis points), 9/1/2023 (10)	2,000,000	2,064,626
Fifth Third Bank, 2.200%, 10/30/2020	2,000,000	1,960,356
Goldman Sachs Group, Inc.:
2.863% (LIBOR 3 Month+111 basis points), 4/26/2022 (10)	1,000,000	1,013,796
2.939% (LIBOR 3 Month+110 basis points), 11/15/2018 (10)	1,000,000	1,006,134

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
HSBC Holdings PLC, 3.604% (LIBOR 3 Month+166 basis points), 5/25/2021 (10)	$1,500,000	$1,558,752
JPMorgan Chase & Co., 2.498% (LIBOR 3 Month+84 basis points), 3/22/2019 (10)	2,000,000	2,015,550
Mizuho Financial Group, Inc., 2.953%, 2/28/2022	1,500,000	1,474,385
Morgan Stanley, 2.485% (LIBOR 3 Month+74 basis points), 7/23/2019 (10)	1,500,000	1,508,557
Toronto-Dominion Bank, 2.704% (LIBOR 3 Month+100 basis points), 4/7/2021 (10)	2,000,000	2,042,008
U.S. Bank NA, 2.061% (LIBOR 3 Month+32 basis points), 1/24/2020 (1)(10)	1,500,000	1,502,139
Wells Fargo Bank NA, 2.544% (LIBOR 3 Month+60 basis points), 5/24/2019 (10)	1,000,000	1,005,036
Westpac Banking Corp., 2.445% (LIBOR 3 Month+56 basis points), 8/19/2019 (10)	1,000,000	1,004,591

		26,470,140

Beverages — 2.5%
Anheuser-Busch InBev Finance, Inc.:
2.650%, 2/1/2021 (1)	1,500,000	1,486,951
3.033% (LIBOR 3 Month+126 basis points), 2/1/2021 (10)	1,250,000	1,289,779
Fomento Economico Mexicano SAB de C.V., 2.875%, 5/10/2023 (1)	2,000,000	1,953,720
Molson Coors Brewing Co., 2.250%, 3/15/2020	1,500,000	1,481,526

		6,211,976

Biotechnology — 0.5%
Amgen, Inc., 2.200%, 5/22/2019	1,300,000	1,294,034

Chemicals — 3.6%
Braskem Netherlands Finance BV, 3.500%, 1/10/2023 (5)	1,000,000	970,000
CF Industries, Inc., 5.375%, 3/15/2044 (1)	2,000,000	1,882,500
EI du Pont de Nemours & Co., 2.303% (LIBOR 3 Month+53 basis points), 5/1/2020 (10)	1,500,000	1,511,976
Mexichem SAB de C.V.:
5.875%, 9/17/2044 (5)	500,000	501,875
6.750%, 9/19/2042 (5)	1,500,000	1,704,375
Mosaic Co., 4.050%, 11/15/2027	2,500,000	2,442,662

		9,013,388

Commercial Services — 0.3%
ADT Corp.:
4.125%, 6/15/2023	500,000	487,500
4.875%, 7/15/2032 (5)	250,000	228,750

		716,250

Computers — 3.6%
Apple, Inc., 2.250%, 2/23/2021 (1)	2,000,000	1,971,194

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Computers (continued)
Dell International LLC, 8.350%, 7/15/2046 (1)(5)	$2,000,000	$2,541,658
Hewlett Packard Enterprise Co., 4.900%, 10/15/2025 (1)	1,000,000	1,038,175
International Business Machines Corp., 1.990% (LIBOR 3 Month+23 basis points), 1/27/2020 (10)	2,500,000	2,508,860
Seagate HDD Cayman, 5.750%, 12/1/2034 (1)	1,000,000	948,602

		9,008,489

Diversified Financial Services — 5.1%
AerCap Ireland Capital DAC, 3.500%, 1/15/2025	2,000,000	1,924,678
American Express Credit Corp., 2.150% (LIBOR 3 Month+55 basis points), 3/18/2019 (10)	1,500,000	1,505,603
Capital One Bank USA NA, 2.250%, 2/13/2019 (1)	1,200,000	1,194,517
Discover Financial Services, 4.100%, 2/9/2027 (1)	2,000,000	1,981,674
E*TRADE Financial Corp., 3.800%, 8/24/2027 (1)	1,000,000	973,403
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035 (1)	1,500,000	1,471,902
Jefferies Group LLC, 6.500%, 1/20/2043	500,000	566,033
Legg Mason, Inc., 4.750%, 3/15/2026	500,000	524,348
Mastercard, Inc., 2.000%, 11/21/2021	1,000,000	973,357
Synchrony Financial, 3.950%, 12/1/2027	1,750,000	1,685,129

		12,800,644

Electric — 0.8%
Comision Federal de Electricidad, 4.750%, 2/23/2027 (5)	2,000,000	2,030,000

Food — 3.0%
Kraft Heinz Foods Co.:
2.800%, 7/2/2020 (1)	1,500,000	1,492,181
3.000%, 6/1/2026 (1)	2,000,000	1,839,644
Kroger Co., 4.450%, 2/1/2047 (1)	2,250,000	2,125,316
Mondelez International, Inc., 2.293% (LIBOR 3 Month+52 basis points), 2/1/2019 (10)	2,000,000	2,004,244

		7,461,385

Forest Products & Paper — 0.7%
International Paper Co., 3.000%, 2/15/2027 (1)	2,000,000	1,871,052

Healthcare-Products — 5.1%
Abbott Laboratories:
4.750%, 11/30/2036 (1)	1,500,000	1,608,994
4.900%, 11/30/2046 (1)	2,000,000	2,159,228
Becton, Dickinson and Co.:
2.675%, 12/15/2019	1,500,000	1,495,119
4.685%, 12/15/2044	2,000,000	2,011,798
Mallinckrodt International Finance SA, 5.625%, 10/15/2023 (5)	1,400,000	1,165,500
Medtronic, Inc., 2.389% (LIBOR 3 Month+80 basis points), 3/15/2020 (10)	2,000,000	2,026,114

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Schedules of Investments

TCH Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Healthcare-Products (continued)
Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023 (1)	$1,000,000	$982,081
Zimmer Biomet Holdings, Inc., 2.700%, 4/1/2020	1,500,000	1,488,792

		12,937,626

Healthcare-Services — 1.7%
Centene Corp., 6.125%, 2/15/2024	1,300,000	1,368,250
HCA, Inc., 5.000%, 3/15/2024	1,000,000	1,021,250
Laboratory Corp. of America Holdings, 3.250%, 9/1/2024	2,000,000	1,950,712

		4,340,212

Home Builders — 0.6%
DR Horton, Inc., 2.550%, 12/1/2020	1,500,000	1,481,829

Insurance — 3.6%
Berkshire Hathaway Finance Corp.:
1.955% (LIBOR 3 Month+25 basis points), 1/11/2019 (10)	1,000,000	1,002,044
2.065% (LIBOR 3 Month+55 basis points), 3/7/2018 (10)	2,000,000	2,000,166
Lincoln National Corp., 3.625%, 12/12/2026 (1)	2,000,000	1,984,064
Metropolitan Life Global Funding I, 2.043% (LIBOR 3 Month+43 basis points), 12/19/2018 (5)(10)	2,000,000	2,005,516
Unum Group, 4.000%, 3/15/2024	2,000,000	2,032,570

		9,024,360

Internet — 4.5%
Alibaba Group Holding, Ltd., 2.800%, 6/6/2023 (1)	2,000,000	1,945,978
Amazon.com, Inc.:
2.500%, 11/29/2022 (1)	2,500,000	2,443,650
2.800%, 8/22/2024 (1)(5)	1,500,000	1,454,190
4.050%, 8/22/2047 (1)(5)	1,500,000	1,496,934
eBay, Inc.:
2.637% (LIBOR 3 Month+87 basis points), 1/30/2023 (10)	2,500,000	2,513,472
4.000%, 7/15/2042 (1)	1,500,000	1,329,243

		11,183,467

Investment Companies — 0.2%
Leucadia National Corp., 6.625%, 10/23/2043 (1)	500,000	545,312

Iron/Steel — 1.0%
GTL Trade Finance, Inc., 7.250%, 4/16/2044 (1)(5)	1,000,000	1,130,000
Vale Overseas, Ltd., 8.250%, 1/17/2034 (1)	1,000,000	1,305,000

		2,435,000

Lodging — 1.2%
Hyatt Hotels Corp., 5.375%, 8/15/2021	1,000,000	1,067,099
Wyndham Worldwide Corp., 4.500%, 4/1/2027	2,000,000	1,990,650

		3,057,749

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Media — 2.5%
Charter Communications Operating LLC, 6.484%, 10/23/2045 (1)	$2,500,000	$2,825,805
Cox Communications, Inc., 4.600%, 8/15/2047 (5)	1,500,000	1,458,517
Scripps Networks Interactive, Inc., 2.750%, 11/15/2019	1,000,000	996,148
Viacom, Inc., 4.375%, 3/15/2043	1,050,000	944,956

		6,225,426

Mining — 0.4%
Glencore Funding LLC, 4.625%, 4/29/2024 (5)	1,000,000	1,037,837

Miscellaneous Manufacturing — 0.4%
Siemens Financieringsmaatschappij NV, 1.940% (LIBOR 3 Month+34 basis points), 3/16/2020 (5)(10)	1,000,000	1,004,931

Oil & Gas — 4.5%
BP Capital Markets PLC, 2.470% (LIBOR 3 Month+87 basis points), 9/16/2021 (10)	2,000,000	2,041,140
Ecopetrol SA:
5.375%, 6/26/2026 (1)	1,000,000	1,058,500
7.375%, 9/18/2043	1,500,000	1,790,175
Ensco PLC:
4.500%, 10/1/2024 (1)	1,000,000	820,000
5.200%, 3/15/2025 (1)	1,000,000	835,000
Petroleos Mexicanos, 5.625%, 1/23/2046	2,000,000	1,795,800
Phillips 66, 2.372% (LIBOR 3 Month+65 basis points), 4/15/2019 (5)(10)	2,000,000	2,000,970
Shell International Finance BV, 3.750%, 9/12/2046	1,000,000	953,841

		11,295,426

Pharmaceuticals — 8.6%
Allergan Funding SCS:
4.550%, 3/15/2035	500,000	500,377
4.850%, 6/15/2044	1,500,000	1,515,999
Bristol-Myers Squibb Co., 2.000%, 8/1/2022	2,500,000	2,394,102
CVS Health Corp., 2.125%, 6/1/2021 (1)	2,000,000	1,930,552
Express Scripts Holding Co., 4.800%, 7/15/2046 (1)	1,500,000	1,504,344
Johnson & Johnson, 1.751% (LIBOR 3 Month+27 basis points), 3/1/2019 (10)	2,000,000	2,005,172
Merck & Co., Inc., 2.350%, 2/10/2022 (1)	2,500,000	2,453,205
Novartis Capital Corp., 2.400%, 5/17/2022 (1)	1,000,000	979,888
Perrigo Finance Unlimited Co., 3.500%, 3/15/2021	1,500,000	1,502,439
Shire Acquisitions Investments Ireland DAC:
2.400%, 9/23/2021	1,000,000	966,345
2.875%, 9/23/2023	2,000,000	1,917,144
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/1/2046 (1)	2,500,000	1,851,400

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Pharmaceuticals (continued)
Valeant Pharmaceuticals International, 6.750%, 8/15/2021 (5)	$1,000,000	$978,750
Zoetis, Inc., 3.250%, 2/1/2023	1,000,000	993,252

		21,492,969

Pipelines — 2.8%
Energy Transfer LP, 6.500%, 2/1/2042	1,500,000	1,665,003
Enterprise Products Operating LLC, 4.250%, 2/15/2048	2,000,000	1,925,826
Kinder Morgan Energy Partners LP, 7.500%, 11/15/2040 (1)	250,000	317,507
Kinder Morgan, Inc., 5.300%, 12/1/2034	3,000,000	3,101,703

		7,010,039

Real Estate Investment Trusts — 3.1%
EPR Properties:
4.500%, 6/1/2027 (1)	1,500,000	1,473,936
5.250%, 7/15/2023 (1)	1,000,000	1,056,081
Hospitality Properties Trust:
4.500%, 6/15/2023	500,000	513,329
4.500%, 3/15/2025	1,500,000	1,522,609
Kimco Realty Corp., 3.300%, 2/1/2025	1,250,000	1,205,433
Senior Housing Properties Trust, 3.250%, 5/1/2019	2,000,000	2,005,398

		7,776,786

Retail — 4.3%
Bed Bath & Beyond, Inc., 5.165%, 8/1/2044 (1)	1,000,000	844,786
L Brands, Inc.:
6.950%, 3/1/2033 (1)	600,000	585,000
7.600%, 7/15/2037	500,000	510,000
McDonald’s Corp.:
2.100%, 12/7/2018	750,000	748,492
2.750%, 12/9/2020	1,500,000	1,498,853
O’Reilly Automotive, Inc., 3.600%, 9/1/2027 (1)	2,000,000	1,947,380
Tapestry Inc., 4.125%, 7/15/2027	2,500,000	2,449,395
Target Corp., 3.625%, 4/15/2046	2,500,000	2,290,467

		10,874,373

Semiconductors — 1.0%
QUALCOMM, Inc., 2.245% (LIBOR 3 Month+36 basis points), 5/20/2019 (10)	2,500,000	2,506,405

Software — 4.6%
Activision Blizzard, Inc., 4.500%, 6/15/2047 (1)	2,000,000	1,982,626
CA, Inc., 4.700%, 3/15/2027	2,500,000	2,551,613
Microsoft Corp.:
2.000%, 8/8/2023	1,750,000	1,655,932
2.875%, 2/6/2024	500,000	492,427
Oracle Corp.:
2.214% (LIBOR 3 Month+51 basis points), 10/8/2019 (10)	2,000,000	2,014,280
2.400%, 9/15/2023 (1)	1,000,000	955,242
VMware, Inc., 3.900%, 8/21/2027 (1)	2,000,000	1,908,826

		11,560,946

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Sovereign — 1.4%
Costa Rica Government International Bond, 7.158%, 3/12/2045 (5)	$2,000,000	$2,102,500
Export-Import Bank of Korea, 3.000%, 11/1/2022	1,500,000	1,474,692

		3,577,192

Telecommunications — 4.5%
AT&T, Inc.:
2.866% (LIBOR 3 Month+91 basis points), 11/27/2018 (10)	1,235,000	1,241,642
4.350%, 6/15/2045	1,000,000	898,821
5.150%, 3/15/2042 (1)	2,000,000	2,028,682
CenturyLink, Inc.:
7.600%, 9/15/2039	550,000	482,625
7.650%, 3/15/2042 (1)	1,000,000	875,000
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/2022	800,000	814,208
Motorola Solutions, Inc., 5.500%, 9/1/2044	1,000,000	1,000,435
Telecom Italia Capital SA, 7.200%, 7/18/2036 (1)	1,500,000	1,762,500
Telefonica Emisiones SAU, 5.213%, 3/8/2047 (1)	2,000,000	2,110,194

		11,214,107

Toys/Games/Hobbies — 0.9%
Mattel, Inc., 2.350%, 8/15/2021	2,500,000	2,293,250

Transportation — 0.2%
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (1)(5)	500,000	565,126

Trucking & Leasing — 0.8%
Penske Truck Leasing Co. Lp, 3.300%, 4/1/2021 (5)	2,000,000	2,007,684

Total Corporate Bonds & Notes (identified cost $238,005,253)		239,112,627

Municipals — 0.2%

California — 0.2%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	500,000	547,145

Total Municipals (identified cost $500,000)		547,145

U.S. Government & U.S. Government Agency Obligations — 2.1%

U.S. Treasury Bonds & Notes — 2.1%
2.000%, 11/30/2022 (1)	3,000,000	2,914,863
2.000%, 8/15/2025 (1)	2,500,000	2,361,768

Total U.S. Government & U.S. Government Agency Obligations (identified cost $5,560,699)		5,276,631

Short-Term Investments — 29.5%

Collateral Pool Investments for Securities on Loan — 27.7%

Collateral pool allocation (3)		69,591,405

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Schedules of Investments

TCH Corporate Income Fund (continued)

Description	Shares	Value
Short-Term Investments (continued)

Mutual Funds — 1.8%
BMO Institutional Prime Money Market Fund — Premier Class, 1.430% (4)	4,312,494	$4,312,494

Total Short-Term Investments (identified cost $73,903,857)		73,903,899

Total Investments — 127.0% (identified cost $317,969,809)		318,840,302
Other Assets and Liabilities — (27.0)%		(67,743,024)

Total Net Assets — 100.0%		$251,097,278

Portfolio Sector Allocation*
Sector	Fund
Corporate Bonds & Notes	95.2%
Municipals	0.2
U.S. Government & U.S. Government Agency Obligations	2.1
Other Assets & Liabilities, Net	2.5

Total	100.0%

TCH Core Plus Bond Fund

Description	Principal Amount	Value
Asset-Backed Securities — 2.1%

Automobiles — 2.1%
Honda Auto Receivables Owner Trust, Class A4, (Series 2015-2), 1.470%, 8/23/2021	$5,000,000	$4,986,040
Toyota Auto Receivables Owner Trust, Class A2A, (Series 2017-D), 1.740%, 8/17/2020	17,500,000	17,417,155

Total Asset-Backed Securities (identified cost $22,493,885)		22,403,195

Commercial Mortgage Securities — 3.5%

Private Sponsor — 3.5%
BANK, Class A5, (Series 2017-BNK7), 3.435%, 9/15/2060	10,000,000	9,958,590
GS Mortgage Securities Corp. II, Class A4, (Series 2017-GS8), 3.469%, 11/10/2050	10,000,000	9,958,850
UBS-Barclays Commercial Mortgage Trust, Class A5, (Series 2012-C4), 2.850%, 12/10/2045	9,888,381	9,737,257
Wells Fargo Commercial Mortgage Trust, Class A4, (Series 2017-C41), 3.472%, 11/15/2050	7,000,000	6,973,841

Total Commercial Mortgage Securities (identified cost $37,704,324)		36,628,538

Corporate Bonds & Notes — 43.2%

Agriculture — 0.4%
Bunge, Ltd. Finance Corp., 3.750%, 9/25/2027	4,000,000	3,862,116

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Apparel — 0.4%
Ralph Lauren Corp., 2.125%, 9/26/2018	$4,000,000	$3,998,040

Auto Manufacturers — 1.9%
Daimler Finance North America LLC, 2.334% (LIBOR 3 Month+63 basis points), 1/6/2020 (5)(10)	10,000,000	10,059,550
Ford Motor Co., 5.291%, 12/8/2046 (1)	1,500,000	1,480,790
Ford Motor Credit Co. LLC, 2.717% (LIBOR 3 Month+93 basis points), 11/4/2019 (10)	4,000,000	4,035,916
General Motors Financial Co., Inc., 4.000%, 1/15/2025 (1)	5,000,000	4,963,570

		20,539,826

Banks — 7.5%
Banco Santander SA, 3.265% (LIBOR 3 Month+156 basis points), 4/11/2022 (10)	4,000,000	4,131,920
BB&T Corp.:
2.159% (LIBOR 3 Month+57 basis points), 6/15/2020 (10)	3,000,000	3,018,924
2.625%, 6/29/2020	2,500,000	2,484,017
Canadian Imperial Bank of Commerce, 2.029% (LIBOR 3 Month+52 basis points), 9/6/2019 (10)	5,000,000	5,026,690
Capital One Financial Corp., 2.486% (LIBOR 3 Month+95 basis points), 3/9/2022 (10)	1,500,000	1,515,483
Citigroup, Inc.:
2.445% (LIBOR 3 Month+93 basis points), 6/7/2019 (10)	4,500,000	4,537,719
2.593% (LIBOR 3 Month+107 basis points), 12/8/2021 (10)	1,250,000	1,272,818
2.911% (LIBOR 3 Month+143 basis points), 9/1/2023 (10)	5,000,000	5,161,565
Goldman Sachs Group, Inc.:
2.863% (LIBOR 3 Month+111 basis points), 4/26/2022 (10)	5,000,000	5,068,980
2.905% (LIBOR 3 Month+116 basis points), 4/23/2020 (10)	8,000,000	8,127,968
2.939% (LIBOR 3 Month+110 basis points), 11/15/2018 (10)	5,000,000	5,030,670
HSBC Holdings PLC, 3.604% (LIBOR 3 Month+166 basis points), 5/25/2021 (10)	5,000,000	5,195,840
JPMorgan Chase & Co.:
2.498% (LIBOR 3 Month+84 basis points), 3/22/2019 (10)	3,500,000	3,527,212
2.615% (LIBOR 3 Month+110 basis points), 6/7/2021 (10)	5,000,000	5,118,215
2.965% (LIBOR 3 Month+121 basis points), 10/29/2020 (10)	4,000,000	4,090,920
Toronto-Dominion Bank, 2.704% (LIBOR 3 Month+100 basis points), 4/7/2021 (10)	4,500,000	4,594,518
U.S. Bank NA, 2.061% (LIBOR 3 Month+32 basis points), 1/24/2020 (10)	4,000,000	4,005,704
Wells Fargo Bank NA, 2.544% (LIBOR 3 Month+60 basis points), 5/24/2019 (10)	3,000,000	3,015,108

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Core Plus Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
Westpac Banking Corp., 2.445% (LIBOR 3 Month+56 basis points), 8/19/2019 (10)	$4,000,000	$4,018,364

		78,942,635

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc., 3.033% (LIBOR 3 Month+126 basis points), 2/1/2021 (10)	3,000,000	3,095,469

Chemicals — 1.5%
CF Industries, Inc., 5.150%, 3/15/2034 (1)	6,500,000	6,394,375
Mexichem SAB de C.V.:
5.875%, 9/17/2044 (5)	2,000,000	2,007,500
6.750%, 9/19/2042 (5)	6,400,000	7,272,000

		15,673,875

Computers — 1.5%
Apple, Inc., 2.250%, 2/23/2021	1,500,000	1,478,396
Dell International LLC, 8.350%, 7/15/2046 (1)(5)	5,500,000	6,989,559
Hewlett Packard Enterprise Co., 4.900%, 10/15/2025 (1)	2,000,000	2,076,350
Seagate HDD Cayman:
4.875%, 6/1/2027 (1)	2,000,000	1,915,004
5.750%, 12/1/2034 (1)	3,500,000	3,320,107

		15,779,416

Diversified Financial Services — 3.5%
AerCap Ireland Capital DAC, 3.500%, 1/15/2025 (1)	7,750,000	7,458,127
American Express Credit Corp.:
2.382% (LIBOR 3 Month+61 basis points), 7/31/2018 (10)	3,000,000	3,004,191
2.567% (LIBOR 3 Month+78 basis points), 11/5/2018 (10)	5,000,000	5,017,935
Discover Financial Services, 4.100%, 2/9/2027 (1)	5,000,000	4,954,185
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035 (1)	5,000,000	4,906,340
Jefferies Group LLC:
4.150%, 1/23/2030	5,000,000	4,756,485
6.500%, 1/20/2043 (1)	1,000,000	1,132,066
Legg Mason, Inc., 4.750%, 3/15/2026	1,950,000	2,044,957
Synchrony Financial, 3.950%, 12/1/2027	4,000,000	3,851,724

		37,126,010

Electric — 0.4%
Comision Federal de Electricidad, 4.750%, 2/23/2027 (5)	4,000,000	4,060,000

Food — 1.1%
Kraft Heinz Foods Co., 3.000%, 6/1/2026 (1)	8,000,000	7,358,576
Kroger Co., 4.450%, 2/1/2047 (1)	5,000,000	4,722,925

		12,081,501

Gas — 0.7%
Sempra Energy, 2.209% (LIBOR 3 Month+50 basis points), 1/15/2021 (10)	7,000,000	7,008,344

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Healthcare-Products — 2.5%
Abbott Laboratories, 4.750%, 11/30/2036	$6,500,000	$6,972,310
Becton, Dickinson and Co., 4.685%, 12/15/2044	7,000,000	7,041,293
Mallinckrodt International Finance SA, 5.625%, 10/15/2023 (5)	6,000,000	4,995,000
Medtronic, Inc., 2.389% (LIBOR 3 Month+80 basis points), 3/15/2020 (10)	7,000,000	7,091,399

		26,100,002

Healthcare-Services — 0.9%
Centene Corp., 6.125%, 2/15/2024	4,500,000	4,736,250
HCA, Inc., 5.000%, 3/15/2024	4,750,000	4,850,938

		9,587,188

Home Builders — 0.3%
DR Horton, Inc., 2.550%, 12/1/2020	3,500,000	3,457,601

Insurance — 1.1%
Berkshire Hathaway, Inc., 3.125%, 3/15/2026 (1)	2,000,000	1,948,372
Lincoln National Corp., 3.625%, 12/12/2026 (1)	4,500,000	4,464,144
Metropolitan Life Global Funding I, 2.043% (LIBOR 3 Month+43 basis points), 12/19/2018 (5)(10)	5,000,000	5,013,790

		11,426,306

Internet — 1.1%
eBay, Inc.:
2.637% (LIBOR 3 Month+87 basis points), 1/30/2023 (1)(10)	7,500,000	7,540,418
4.000%, 7/15/2042	4,000,000	3,544,648

		11,085,066

Investment Companies — 0.1%
Leucadia National Corp., 6.625%, 10/23/2043	500,000	545,312

Iron/Steel — 0.5%
Vale Overseas, Ltd.:
6.875%, 11/21/2036 (1)	3,000,000	3,622,500
8.250%, 1/17/2034	1,500,000	1,957,500

		5,580,000

Lodging — 0.3%
Wyndham Worldwide Corp., 4.150%, 4/1/2024	3,000,000	3,009,693

Media — 1.3%
Charter Communications Operating LLC, 4.464%, 7/23/2022	1,000,000	1,024,113
Cox Communications, Inc., 4.600%, 8/15/2047 (5)	5,650,000	5,493,749
Viacom, Inc., 4.375%, 3/15/2043	6,500,000	5,849,727
Walt Disney Co., 2.294% (LIBOR 3 Month+31 basis points), 5/30/2019 (10)	1,000,000	1,003,279

		13,370,868

Mining — 0.1%
Glencore Funding LLC, 4.625%, 4/29/2024 (5)	1,000,000	1,037,837

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Schedules of Investments

TCH Core Plus Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Oil & Gas — 3.1%
Andeavor, 4.500%, 4/1/2048	$1,250,000	$1,143,000
BP Capital Markets PLC, 2.470% (LIBOR 3 Month+87 basis points), 9/16/2021 (10)	7,000,000	7,143,990
Ecopetrol SA:
5.375%, 6/26/2026 (1)	1,000,000	1,058,500
7.375%, 9/18/2043 (1)	6,000,000	7,160,700
Ensco PLC:
5.200%, 3/15/2025 (1)	4,500,000	3,757,500
5.750%, 10/1/2044	2,168,000	1,509,470
Petroleos Mexicanos:
5.625%, 1/23/2046	3,000,000	2,693,700
6.375%, 1/23/2045	2,500,000	2,431,250
Phillips 66, 2.372% (LIBOR 3 Month+65 basis points), 4/15/2019 (5)(10)	2,000,000	2,000,970
Shell International Finance BV, 3.750%, 9/12/2046 (1)	4,500,000	4,292,284

		33,191,364

Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC, 3.337%, 12/15/2027	2,500,000	2,387,570

Pharmaceuticals — 2.7%
Allergan Funding SCS:
4.550%, 3/15/2035	1,500,000	1,501,129
4.850%, 6/15/2044	1,500,000	1,515,999
Bristol-Myers Squibb Co., 2.000%, 8/1/2022 (1)	2,500,000	2,394,102
CVS Health Corp., 2.250%, 12/5/2018	1,500,000	1,496,192
Express Scripts Holding Co., 4.800%, 7/15/2046 (1)	5,000,000	5,014,480
Shire Acquisitions Investments Ireland DAC, 2.875%, 9/23/2023	7,000,000	6,710,004
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/1/2046 (1)	5,000,000	3,702,800
Valeant Pharmaceuticals International, 6.750%, 8/15/2021 (5)	3,500,000	3,425,625
Zoetis, Inc., 3.250%, 2/1/2023	2,500,000	2,483,130

		28,243,461

Pipelines — 0.9%
Energy Transfer LP:
5.150%, 3/15/2045	4,000,000	3,784,268
6.500%, 2/1/2042	1,000,000	1,110,002
Kinder Morgan Energy Partners LP, 5.000%, 3/1/2043	5,000,000	4,895,400

		9,789,670

Real Estate Investment Trusts — 1.6%
EPR Properties:
4.500%, 6/1/2027	1,000,000	982,624
5.250%, 7/15/2023 (1)	5,000,000	5,280,405
Hospitality Properties Trust:
4.500%, 6/15/2023 (1)	1,000,000	1,026,657
4.500%, 3/15/2025	2,500,000	2,537,683
Kimco Realty Corp., 4.450%, 9/1/2047	5,000,000	4,835,245

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Real Estate Investment Trusts (continued)
Wellltower, Inc., 4.500%, 1/15/2024	$2,500,000	$2,603,895

		17,266,509

Retail — 2.5%
Bed Bath & Beyond, Inc., 5.165%, 8/1/2044 (1)	4,900,000	4,139,451
L Brands, Inc.:
6.950%, 3/1/2033	2,500,000	2,437,500
7.600%, 7/15/2037	1,500,000	1,530,000
McDonald’s Corp., 2.100%, 12/7/2018 (1)	2,000,000	1,995,978
O’Reilly Automotive, Inc., 3.600%, 9/1/2027 (1)	5,000,000	4,868,450
Tapestry Inc., 4.125%, 7/15/2027	7,500,000	7,348,185
Target Corp., 3.625%, 4/15/2046	5,000,000	4,580,935

		26,900,499

Semiconductors — 0.9%
NVIDIA Corp., 2.200%, 9/16/2021 (1)	5,000,000	4,869,510
QUALCOMM, Inc., 2.335% (LIBOR 3 Month+45 basis points), 5/20/2020 (10)	5,000,000	5,004,935

		9,874,445

Software — 1.1%
CA, Inc., 4.700%, 3/15/2027	4,000,000	4,082,580
Oracle Corp.:
2.214% (LIBOR 3 Month+51 basis points), 10/8/2019 (1)(10)	3,600,000	3,625,704
2.400%, 9/15/2023 (1)	4,000,000	3,820,968

		11,529,252

Sovereign — 0.6%
Costa Rica Government International Bond:
5.625%, 4/30/2043 (5)	5,000,000	4,539,600
7.000%, 4/4/2044 (5)	2,000,000	2,082,720

		6,622,320

Telecommunications — 2.1%
AT&T, Inc.:
4.350%, 6/15/2045 (1)	2,500,000	2,247,053
5.150%, 3/15/2042 (1)	4,000,000	4,057,364
CenturyLink, Inc.:
7.600%, 9/15/2039	4,000,000	3,510,000
7.650%, 3/15/2042	4,800,000	4,200,000
Motorola Solutions, Inc., 5.500%, 9/1/2044	3,000,000	3,001,305
Telefonica Emisiones SAU, 5.213%, 3/8/2047 (1)	5,000,000	5,275,485

		22,291,207

Transportation — 0.1%
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (5)	500,000	565,126

Total Corporate Bonds & Notes (identified cost $450,192,419)		456,028,528

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Core Plus Bond Fund (continued)

Description	Principal Amount	Value
Municipals — 0.0%

California — 0.0%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	$300,000	$328,287

Total Municipals (identified cost $300,000)		328,287

U.S. Government & U.S. Government Agency Obligations — 11.4%

U.S. Treasury Bonds & Notes — 11.4%
1.375%, 7/15/2018 (1)	2,858,100	2,899,391
1.875%, 7/15/2019 (1)	5,773,050	5,948,874
2.000%, 7/31/2020 (1)	15,000,000	14,876,655
2.000%, 9/30/2020 (1)	5,000,000	4,954,100
2.000%, 11/30/2020 (1)	5,000,000	4,948,045
2.000%, 11/15/2021 (1)	10,000,000	9,814,060
2.000%, 2/15/2023 (1)	15,000,000	14,547,660
2.000%, 2/15/2025 (1)	5,000,000	4,744,435
2.000%, 8/15/2025 (1)	5,000,000	4,723,535
2.125%, 1/15/2019 (1)	5,167,125	5,277,867
2.125%, 8/15/2021 (1)	12,500,000	12,341,550
2.250%, 7/31/2018 (1)	10,000,000	10,017,380
2.375%, 5/31/2018 (1)	7,500,000	7,513,357
2.500%, 5/15/2024 (1)	5,000,000	4,927,440
2.750%, 2/15/2019 (1)	12,500,000	12,576,900

Total U.S. Government & U.S. Government Agency Obligations (identified cost $122,017,788)		120,111,249

U.S. Government Agency-Mortgage Securities — 33.2%

Federal Home Loan Mortgage Corporation — 14.1%
3.000%, 11/1/2042	1,205,097	1,177,572
3.000%, 4/1/2043	4,967,008	4,853,567
3.000%, 4/1/2043	1,442,508	1,409,658
3.000%, 4/1/2043	2,200,841	2,150,666
3.000%, 5/1/2043	2,531,588	2,473,111
3.000%, 7/1/2043	9,960,876	9,725,640
3.000%, 9/1/2043	10,029,785	9,790,334
3.000%, 4/1/2045	8,981,223	8,743,355
3.000%, 5/1/2045	4,942,212	4,809,978
3.000%, 9/1/2045	15,668,010	15,231,765
3.000%, 1/1/2046	16,262,408	15,787,513
3.000%, 4/1/2046	16,625,057	16,139,556
3.500%, 12/1/2040	818,833	822,641
3.500%, 12/1/2041	804,774	808,517
3.500%, 3/1/2042	291,577	292,934
3.500%, 12/1/2042	661,575	664,654
3.500%, 7/1/2043	4,414,016	4,434,545
3.500%, 9/1/2043	8,575,017	8,614,908
3.500%, 11/1/2043	6,731,730	6,763,052
3.500%, 1/1/2044	6,920,845	6,953,047
3.500%, 2/1/2044	7,280,470	7,314,332
3.500%, 11/1/2044	5,216,424	5,227,055
4.000%, 4/1/2026	389,941	405,837
4.000%, 12/1/2039	562,513	581,467
4.000%, 12/1/2040	243,927	252,179
4.000%, 12/1/2040	3,038,253	3,140,913
4.000%, 3/1/2041	255,640	264,275
4.000%, 4/1/2041	6,137,689	6,345,278
4.000%, 8/1/2041	164,633	170,205
4.000%, 11/1/2041	632,410	653,812
4.500%, 9/1/2031	289,668	305,247
4.500%, 3/1/2039	121,827	128,428

Description	Principal Amount	Value
U.S. Government Agency-Mortgage Securities (continued)

Federal Home Loan Mortgage Corporation (continued)
4.500%, 5/1/2039	$469,062	$494,833
4.500%, 2/1/2040	124,654	131,705
4.500%, 11/1/2040	477,185	504,929
4.500%, 2/1/2041	991,491	1,047,659
5.000%, 12/1/2035	59,683	64,338
5.000%, 1/1/2038	32,346	34,900
5.000%, 3/1/2038	108,075	116,717
5.000%, 3/1/2038	34,388	37,185
5.000%, 2/1/2039	166,100	177,790
5.000%, 1/1/2040	162,459	176,253
6.000%, 6/1/2037	75,394	84,515
6.000%, 1/1/2038	81,641	90,981

		149,397,846

Federal National Mortgage Association — 18.9%
3.000%, 3/1/2043	2,868,213	2,802,978
3.000%, 7/1/2043	6,614,335	6,457,053
3.000%, 7/1/2043	13,103,514	12,805,199
3.000%, 8/1/2043	10,221,725	9,978,662
3.000%, 9/1/2044	8,496,042	8,276,478
3.000%, 1/1/2045	8,780,080	8,553,141
3.000%, 2/1/2045	12,952,420	12,612,937
3.000%, 6/1/2045	7,565,153	7,358,662
3.000%, 3/1/2046	15,259,241	14,799,740
3.000%, 7/1/2046	17,622,694	17,092,022
3.000%, 10/1/2046	18,200,005	17,651,948
3.000%, 12/1/2046	23,335,254	22,632,559
3.000%, 1/1/2047	31,337,190	30,393,533
3.500%, 7/1/2032	400,856	408,257
3.500%, 5/1/2042	1,127,467	1,135,723
3.500%, 10/1/2042	817,403	821,303
3.500%, 10/1/2042	882,849	886,840
3.500%, 10/1/2042	1,135,969	1,141,748
3.500%, 11/1/2042	529,040	532,107
3.500%, 12/1/2042	1,029,429	1,034,027
3.500%, 1/1/2043	3,286,699	3,307,254
3.500%, 5/1/2043	10,952,283	10,995,402
4.000%, 11/1/2040	325,720	336,311
4.000%, 1/1/2041	474,771	490,203
4.000%, 2/1/2041	436,569	450,729
4.000%, 2/1/2041	2,383,371	2,462,163
4.000%, 3/1/2041	183,093	189,044
4.000%, 11/1/2041	399,098	413,568
4.500%, 6/1/2039	700,806	742,039
4.500%, 8/1/2041	440,379	468,225
5.000%, 7/1/2022	200,694	209,129
5.000%, 3/1/2035	247,680	267,677
5.000%, 5/1/2042	650,871	704,065
5.500%, 2/1/2034	43,007	47,285
5.500%, 7/1/2036	225,886	248,715
5.500%, 8/1/2037	430,618	473,515
5.500%, 6/1/2038	59,381	65,249
6.000%, 12/1/2038	25,071	27,867
6.000%, 5/1/2039	174,502	196,298
6.500%, 10/1/2037	45,232	50,457
6.500%, 11/1/2037	23,234	25,624

		199,545,736

Government National Mortgage Association — 0.2%
4.000%, 10/15/2040	430,165	444,435
4.000%, 12/15/2040	523,758	541,257
4.000%, 4/15/2041	533,448	551,379
5.500%, 8/20/2038	80,876	83,157
5.500%, 2/15/2039	45,780	49,921
6.000%, 12/15/2038	57,142	63,550

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Schedules of Investments

TCH Core Plus Bond Fund (continued)

Description	Shares or Principal Amount	Value
U.S. Government Agency-Mortgage Securities (continued)

Government National Mortgage Association (continued)
6.000%, 1/15/2039	$29,256	$32,537

		1,766,236

Total U.S. Government Agency-Mortgage Securities
(identified cost $359,939,758)		350,709,818

Short-Term Investments — 26.5%

Collateral Pool Investments for Securities on Loan — 20.6%

Collateral pool allocation (3)		217,285,887

Mutual Funds — 5.9%
BMO Institutional Prime Money Market Fund—Premier Class, 1.430% (4)	62,776,931	62,776,931

Total Short-Term Investments (identified cost $280,062,185)		280,062,818

Total Investments — 119.9% (identified cost $1,272,710,359)		1,266,272,433
Other Assets and Liabilities — (19.9)%		(210,183,328)

Total Net Assets — 100.0%		$1,056,089,105

Portfolio Sector Allocation*
Sector	Fund
Asset-Backed Securities	2.1%
Commercial Mortgage Securities	3.5
Corporate Bonds & Notes	43.2
U.S. Government & U.S. Government Agency Obligations	11.4
U.S. Government Agency — Mortgage Securities	33.2
Other Assets & Liabilities, Net	6.6

Total	100.0%

High Yield Bond Fund

Description	Principal Amount	Value
Corporate Bonds & Notes — 95.1%

Aerospace/Defense — 1.4%
KLX, Inc., 5.875%, 12/1/2022 (5)	$52,000	$53,755
TransDigm, Inc., 6.500%, 7/15/2024	115,000	118,881

		172,636

Agriculture — 1.6%
Vector Group, Ltd., 6.125%, 2/1/2025 (5)	188,000	192,465

Auto Parts & Equipment — 4.0%
Allison Transmission, Inc., 4.750%, 10/1/2027 (5)	100,000	98,250
American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	100,000	103,500
Goodyear Tire & Rubber Co., 5.000%, 5/31/2026	150,000	150,563
Tenneco, Inc., 5.000%, 7/15/2026	150,000	147,750

		500,063

Banks — 0.9%
CIT Group, Inc., 5.000%, 8/15/2022	103,000	106,476

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Building Materials — 2.5%
Builders FirstSource, Inc., 5.625%, 9/1/2024 (5)	$150,000	$153,188
Norbord, Inc., 6.250%, 4/15/2023 (5)	45,000	48,332
U.S. Concrete, Inc., 6.375%, 6/1/2024	100,000	106,750

		308,270

Chemicals — 1.4%
CF Industries, Inc., 5.150%, 3/15/2034	75,000	73,781
Trinseo Materials Finance, Inc., 5.375%, 9/1/2025 (5)	50,000	50,687
Valvoline, Inc., 4.375%, 8/15/2025	50,000	48,938

		173,406

Commercial Services — 4.7%
Avis Budget Finance, Inc., 5.250%, 3/15/2025 (5)	150,000	145,312
Herc Rentals, Inc., 7.500%, 6/1/2022 (5)	149,000	160,175
Hertz Corp., 5.875%, 10/15/2020	100,000	100,125
Prime Security Services Borrower LLC, 9.250%, 5/15/2023 (5)	80,000	87,300
Weight Watchers International, Inc., 8.625%, 12/1/2025 (5)	75,000	81,469

		574,381

Computers — 2.0%
Dell, Inc., 6.500%, 4/15/2038	125,000	127,188
Seagate HDD Cayman:
4.750%, 1/1/2025	25,000	24,264
4.875%, 6/1/2027	50,000	47,875
Western Digital Corp., 4.750%, 2/15/2026	50,000	50,469

		249,796

Cosmetics/Personal Care — 0.6%
Revlon Consumer Products Corp., 6.250%, 8/1/2024	100,000	69,250

Electric — 2.5%
Dynegy, Inc., 7.375%, 11/1/2022	100,000	105,625
NextEra Energy Operating Partners LP, 4.250%, 9/15/2024 (5)	100,000	98,875
NRG Energy, Inc., 5.750%, 1/15/2028 (5)	100,000	98,980

		303,480

Electrical Components & Equipment — 0.8%
Belden, Inc., 5.250%, 7/15/2024 (5)	100,000	101,750

Entertainment — 1.1%
Cinemark USA, Inc., 4.875%, 6/1/2023	60,000	59,925
Scientific Games International, Inc., 5.000%, 10/15/2025 (5)	75,000	74,344

		134,269

Food — 2.0%
Dean Foods Co., 6.500%, 3/15/2023 (5)	75,000	73,500
Minerva Luxembourg SA, 6.500%, 9/20/2026 (5)	75,000	74,719
Post Holdings, Inc., 5.000%, 8/15/2026 (5)	100,000	95,250

		243,469

Forest Products & Paper — 1.1%
Mercer International, Inc., 6.500%, 2/1/2024	125,000	131,250

(See Notes which are an integral part of the Financial Statements)

BMO Funds

High Yield Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Healthcare-Products — 1.3%
Hologic, Inc., 4.625%, 2/1/2028 (5)	$100,000	$97,000
Mallinckrodt International Finance SA, 5.625%, 10/15/2023 (5)	75,000	62,438

		159,438

Healthcare-Services — 6.6%
Centene Corp., 6.125%, 2/15/2024	75,000	78,938
Encompass Health Corp., 5.750%, 11/1/2024	75,000	76,031
Envision Healthcare Corp., 5.625%, 7/15/2022	150,000	153,187
HCA, Inc., 5.875%, 5/1/2023	90,000	94,860
LifePoint Health, Inc., 5.375%, 5/1/2024	159,000	156,019
Select Medical Corp., 6.375%, 6/1/2021	150,000	153,547
Tenet Healthcare Corp., 8.125%, 4/1/2022	100,000	105,875

		818,457

Home Builders — 4.8%
Beazer Homes USA, Inc., 5.875%, 10/15/2027	125,000	119,062
Lennar Corp., 5.000%, 6/15/2027 (5)	100,000	100,260
TRI Pointe Group, Inc., 5.875%, 6/15/2024	176,000	182,160
William Lyon Homes, Inc., 5.875%, 1/31/2025	188,000	188,000

		589,482

Home Furnishings — 1.2%
Tempur Sealy International, Inc., 5.625%, 10/15/2023	150,000	152,250

Household Products/Wares — 0.6%
ACCO Brands Corp., 5.250%, 12/15/2024 (5)	75,000	75,563

Insurance — 0.4%
CNO Financial Group, Inc., 5.250%, 5/30/2025	50,000	51,000

Internet — 1.2%
Netflix, Inc., 4.875%, 4/15/2028 (5)	150,000	147,563

Iron/Steel — 0.4%
United States Steel Corp., 6.875%, 8/15/2025	50,000	52,750

Lodging — 1.8%
MGM Resorts International, 4.625%, 9/1/2026	175,000	171,936
Wynn Las Vegas Capital Corp., 5.250%, 5/15/2027 (5)	50,000	49,187

		221,123

Media — 8.5%
Altice Finco SA, 7.625%, 2/15/2025 (5)	200,000	197,750
AMC Networks, Inc., 5.000%, 4/1/2024	100,000	100,500
CCO Holdings LLC, 5.500%, 5/1/2026 (5)	200,000	200,500
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	75,000	75,187
Nexstar Broadcasting, Inc., 6.125%, 2/15/2022 (5)	75,000	77,625

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Media (continued)
SFR Group SA, 7.375%, 5/1/2026 (5)	$100,000	$96,905
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (5)	100,000	101,500
UPCB Finance IV, Ltd., 5.375%, 1/15/2025 (5)	200,000	198,750

		1,048,717

Mining — 4.4%
Aleris International, Inc., 9.500%, 4/1/2021 (5)	75,000	79,031
Freeport-McMoRan, Inc., 3.550%, 3/1/2022	150,000	146,295
HudBay Minerals, Inc., 7.250%, 1/15/2023 (5)	75,000	80,062
Kaiser Aluminum Corp., 5.875%, 5/15/2024	100,000	105,030
Kinross Gold Corp.:
4.500%, 7/15/2027 (5)	75,000	72,938
6.875%, 9/1/2041	50,000	57,875

		541,231

Miscellaneous Manufacturing — 0.4%
Trinity Industries, Inc., 4.550%, 10/1/2024	50,000	49,852

Oil & Gas — 8.7%
Diamond Offshore Drilling, Inc., 7.875%, 8/15/2025	75,000	76,406
Ensco PLC:
4.500%, 10/1/2024	100,000	82,000
7.750%, 2/1/2026	100,000	94,750
Gulfport Energy Corp., 6.625%, 5/1/2023	100,000	103,250
MEG Energy Corp., 7.000%, 3/31/2024 (5)	100,000	85,750
Noble Holding International, Ltd., 7.750%, 1/15/2024	75,000	68,906
Oasis Petroleum, Inc., 6.875%, 3/15/2022	75,000	77,016
PBF Holding Co. LLC, 7.250%, 6/15/2025	100,000	103,750
QEP Resources, Inc., 5.250%, 5/1/2023	150,000	149,625
Rowan Cos., Inc., 7.375%, 6/15/2025	124,000	123,070
Whiting Petroleum Corp., 5.750%, 3/15/2021	100,000	102,500

		1,067,023

Oil & Gas Services — 1.0%
Weatherford International, Ltd., 7.750%, 6/15/2021	128,000	128,000

Packaging & Containers — 0.6%
Ardagh Holdings USA, Inc., 4.625%, 5/15/2023 (5)	75,000	75,188

Pharmaceuticals — 1.6%
Endo Finance LLC, 5.750%, 1/15/2022 (5)	75,000	61,688
Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/2023	75,000	65,716
Valeant Pharmaceuticals International, 6.750%, 8/15/2021 (5)	75,000	73,406

		200,810

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Schedules of Investments

High Yield Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Pipelines — 3.7%
Antero Midstream Partners LP, 5.375%, 9/15/2024	$100,000	$102,750
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	150,000	152,250
Genesis Energy LP, 6.750%, 8/1/2022	150,000	154,875
Targa Resources Partners LP, 5.000%, 1/15/2028 (5)	50,000	48,750

		458,625

Real Estate Investment Trusts — 3.6%
ESH Hospitality, Inc., 5.250%, 5/1/2025 (5)	100,000	100,000
GEO Group, Inc., 5.875%, 10/15/2024	138,000	140,070
Iron Mountain, Inc., 5.750%, 8/15/2024	100,000	100,000
SBA Communications Corp., 4.875%, 9/1/2024	50,000	49,500
Starwood Property Trust, Inc., 3.625%, 2/1/2021 (5)	50,000	49,750

		439,320

Retail — 4.4%
Asbury Automotive Group, Inc., 6.000%, 12/15/2024	100,000	104,250
Beacon Escrow Corp., 4.875%, 11/1/2025 (5)	100,000	98,030
JC Penney Corp., Inc., 5.650%, 6/1/2020	75,000	74,906
L Brands, Inc., 5.625%, 10/15/2023	117,000	123,435
New Red Finance, Inc., 4.250%, 5/15/2024 (5)	150,000	143,625

		544,246

Semiconductors — 0.8%
Amkor Technology, Inc., 6.375%, 10/1/2022	100,000	103,250

Software — 1.7%
Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	74,000	78,070
Rackspace Hosting, Inc., 8.625%, 11/15/2024 (5)	122,000	127,357

		205,427

Telecommunications — 8.9%
Cincinnati Bell, Inc., 7.000%, 7/15/2024 (5)	150,000	142,875
CommScope, Inc., 5.500%, 6/15/2024 (5)	158,000	161,555
GCI, Inc., 6.750%, 6/1/2021	79,000	80,284
Hughes Satellite Systems Corp., 7.625%, 6/15/2021	100,000	108,000
Inmarsat Finance PLC, 4.875%, 5/15/2022 (5)	150,000	149,295
Sprint Communications, Inc., 6.000%, 11/15/2022	75,000	74,250
Sprint Corp.:
7.125%, 6/15/2024	110,000	109,516
7.625%, 3/1/2026	50,000	49,943
T-Mobile USA, Inc., 4.500%, 2/1/2026	50,000	49,125
Telecom Italia Capital SA, 6.000%, 9/30/2034	75,000	78,937

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes (continued)

Telecommunications (continued)
Telesat Canada, 8.875%, 11/15/2024 (5)	$82,000	$90,200

		1,093,980

Toys/Games/Hobbies — 0.4%
Mattel, Inc., 2.350%, 8/15/2021	50,000	45,865

Transportation — 1.5%
XPO Logistics, Inc., 6.500%, 6/15/2022 (5)	175,000	182,438

Total Corporate Bonds & Notes (identified cost $11,586,293)		11,712,559

Short-Term Investments — 3.5%

Mutual Funds — 3.5%
BMO Institutional Prime Money Market Fund — Premier Class, 1.430% (4)	436,676	436,676

Total Short-Term Investments (identified cost $436,667)		436,676

Total Investments — 98.6% (identified cost $12,022,960)		12,149,235
Other Assets and Liabilities — 1.4%		167,002

Total Net Assets — 100.0%		$12,316,237

Portfolio Sector Allocation*
Sector	Fund
Corporate Bonds & Notes	95.1%
Other Assets & Liabilities, Net	4.9

Total	100.0%

Government Money Market Fund

Description	Shares or Principal Amount	Value
Mutual Funds — 7.1%
BlackRock Liquidity Funds T-Fund Portfolio — Institutional Class, 1.290%	85,000,000	$85,000,000
Invesco Government & Agency Portfolio — Institutional Class, 1.300%	150,000,000	150,000,000

Total Mutual Funds		235,000,000

Repurchase Agreements — 31.8%
Agreement with Fixed Income Clearing Corp., 0.650%, dated 2/28/2018, to be repurchased at $6,222,206 on 3/1/2018, collateralized by a U.S. Government Treasury Obligation with a maturity of 12/31/2018, with a market value of $6,347,195	$6,222,094	6,222,094

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Government Money Market Fund (continued)

Description	Principal Amount	Value
Repurchase Agreements (continued)
Agreement with Fixed Income Clearing Corp., 1.360%, dated 2/28/2018, to be repurchased at $200,007,556 on 3/1/2018, collateralized by a U.S. Government Treasury Obligation with a maturity of 8/15/2026, with a market value of $204,004,229	$200,000,000	$200,000,000
Agreement with Goldman Sachs Group, Inc., 1.380%, dated 2/28/2018, to be repurchased at $590,022,617 on 3/1/2018, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2056, with a market value of $600,178,082	590,000,000	590,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.390%, dated 2/28/2018, to be repurchased at $100,003,861 on 3/1/2018, collateralized by U.S. Government Agency Obligations with various maturities to 1/15/2053, with a market value of $101,711,170	100,000,000	100,000,000
Agreement with Toronto Dominion Bank, 1.350%, dated 2/28/2018, to be repurchased at $150,005,625 on 3/1/2018, collateralized by U.S. Government Agency Obligations with various maturities to 9/1/2047, with a market value of $152,561,332	150,000,000	150,000,000

Total Repurchase Agreements		1,046,222,094

U.S. Government & U.S. Government Agency Obligations — 61.3%

Federal Farm Credit Bank — 18.0%
1.320%, 3/1/2018 (8)	24,999,000	24,999,000
1.395% (FCPR DLY-311 basis points), 4/10/2019 (10)	14,000,000	13,999,207
1.395% (U.S. Federal Funds Effective Rate (continuous series)-3 basis points), 4/25/2019 (10)	18,000,000	17,998,945
1.400%, 3/23/2018 (8)	10,000,000	9,991,444

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations (continued)

Federal Farm Credit Bank (continued)
1.420% (U.S. Federal Funds Effective Rate (continuous series)+0 basis points), 4/15/2019 (10)	$16,000,000	$15,998,167
1.420% (FCPR DLY-308 basis points), 6/27/2019 (10)	25,000,000	24,999,660
1.420% (FCPR DLY-308 basis points), 9/13/2019 (10)	12,000,000	11,999,692
1.420% (FCPR DLY-308 basis points), 10/10/2019 (10)	15,000,000	14,997,913
1.425% (FCPR DLY-308 basis points), 9/25/2019 (10)	11,900,000	11,900,176
1.426% (LIBOR 3 Month-26 basis points), 9/28/2018 (10)	18,000,000	18,000,943
1.430% (U.S. Federal Funds Effective Rate (continuous series)+1 basis points), 4/24/2019 (10)	15,000,000	14,998,271
1.430% (FCPR DLY-307 basis points), 11/4/2019 (10)	23,000,000	22,997,371
1.430% (FCPR DLY-307 basis points), 12/18/2019 (10)	10,000,000	9,999,550
1.435% (FCPR DLY-307 basis points), 12/26/2019 (10)	15,000,000	14,998,632
1.440% (FCPR DLY-306 basis points), 4/25/2019 (10)	14,000,000	14,000,206
1.450% (FCPR DLY-305 basis points), 1/9/2020 (10)	15,000,000	14,998,610
1.457% (LIBOR 3 Month-3 basis points), 3/2/2018 (10)	25,950,000	25,950,158
1.464% (LIBOR 3 Month-23 basis points), 4/3/2019 (10)	10,000,000	9,992,296
1.479% (LIBOR 1 Month-10 basis points), 8/8/2018 (10)	15,000,000	15,000,000
1.485% (LIBOR 1 Month-10 basis points), 12/3/2018 (10)	15,000,000	15,000,000
1.499% (LIBOR 1 Month-8 basis points), 11/9/2018 (10)	10,000,000	9,999,660
1.514% (LIBOR 3 Month-20 basis points), 7/12/2019 (10)	15,000,000	14,998,975
1.529% (LIBOR 1 Month-7 basis points), 7/20/2018 (10)	18,000,000	18,005,441
1.539% (LIBOR 1 Month-6 basis points), 12/20/2018 (10)	15,500,000	15,499,667
1.540% (FCPR DLY-296 basis points), 5/11/2018 (10)	2,000,000	2,000,724
1.553% (LIBOR 1 Month-5 basis points), 1/23/2019 (10)	10,000,000	10,000,512
1.610% (LIBOR 1 Month+2 basis points), 5/17/2018 (10)	19,200,000	19,206,653
1.624% (LIBOR 1 Month+5 basis points), 4/9/2018 (10)	27,350,000	27,352,225
1.626% (LIBOR 1 Month+3 basis points), 3/22/2018 (10)	2,945,000	2,945,275
1.630% (FCPR DLY-287 basis points), 6/27/2018 (10)	20,000,000	20,018,621
1.638% (LIBOR 1 Month+5 basis points), 4/16/2018 (10)	23,875,000	23,877,631
1.646% (LIBOR 1 Month+5 basis points), 2/21/2020 (10)	8,500,000	8,517,654
1.661% (LIBOR 1 Month+7 basis points), 10/22/2018 (10)	5,000,000	5,005,710
1.675% (LIBOR 1 Month+10 basis points), 10/3/2018 (10)	15,050,000	15,052,607

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Schedules of Investments

Government Money Market Fund (continued)

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations (continued)

Federal Farm Credit Bank (continued)
1.702% (U.S. Treasury 3 Month Bill Money Market Yield+5 basis points), 12/5/2018 (10)	$11,000,000	$10,999,568
1.711% (LIBOR 1 Month+9 basis points), 5/25/2018 (10)	7,060,000	7,064,098
1.714% (LIBOR 1 Month+12 basis points), 6/20/2018 (10)	3,000,000	3,002,363
1.720% (LIBOR 1 Month+13 basis points), 7/19/2018 (10)	10,000,000	10,010,530
1.766% (LIBOR 1 Month+17 basis points), 1/22/2019 (10)	4,210,000	4,221,674
1.778% (LIBOR 1 Month+19 basis points), 5/16/2019 (10)	5,530,000	5,548,836
1.781% (LIBOR 1 Month+16 basis points), 3/26/2018 (10)	7,540,000	7,541,157
1.796% (LIBOR 1 Month+18 basis points), 2/25/2019 (10)	10,000,000	10,025,379
1.891% (LIBOR 1 Month+27 basis points), 2/25/2019 (10)	16,200,000	16,254,765

		589,969,966

Federal Home Loan Bank — 28.8%
0.875%, 3/19/2018	8,035,000	8,033,803
1.220%, 3/19/2018 (8)	3,000,000	2,998,170
1.285%, 3/2/2018 (8)	53,650,000	53,648,085
1.318% (LIBOR 3 Month-16 basis points), 3/1/2018 (10)	10,000,000	10,000,000
1.340%, 3/5/2018 (8)	20,000,000	19,997,022
1.345%, 3/9/2018 (8)	39,000,000	38,988,342
1.346%, 3/22/2018 (8)	60,000,000	59,952,881
1.350%, 3/7/2018 (8)	22,260,000	22,254,991
1.350%, 3/16/2018 (8)	10,000,000	9,994,375
1.350%, 3/20/2018 (8)	9,915,000	9,907,936
1.370%, 3/8/2018 (8)	27,500,000	27,492,674
1.375%, 3/21/2018 (8)	30,700,000	30,676,541
1.375%, 3/28/2018 (8)	10,300,000	10,289,378
1.390%, 4/6/2018 (8)	12,000,000	11,983,320
1.405% (LIBOR 1 Month-19 basis points), 3/19/2018 (10)	25,000,000	25,000,000
1.415% (LIBOR 1 Month-16 basis points), 8/1/2018 (10)	8,500,000	8,500,000
1.420% (LIBOR 1 Month-16 basis points), 8/2/2018 (10)	13,500,000	13,500,000
1.430% (LIBOR 1 Month-16 basis points), 5/18/2018 (10)	15,000,000	15,000,000
1.433% (LIBOR 3 Month-18 basis points), 3/19/2018 (10)	25,000,000	25,001,040
1.439% (LIBOR 1 Month-14 basis points), 10/5/2018 (10)	17,000,000	17,000,000
1.440% (LIBOR 1 Month-14 basis points), 4/6/2018 (10)	15,000,000	15,000,000

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations (continued)

Federal Home Loan Bank (continued)
1.441% (LIBOR 1 Month-14 basis points), 6/12/2018 (10)	$18,000,000	$18,000,000
1.448% (LIBOR 1 Month-14 basis points), 5/18/2018 (10)	20,000,000	20,000,000
1.448% (LIBOR 1 Month-14 basis points), 10/16/2018 (10)	10,000,000	10,000,000
1.450% (LIBOR 1 Month-14 basis points), 8/20/2018 (10)	15,000,000	15,000,000
1.453% (LIBOR 1 Month-14 basis points), 10/16/2018 (10)	13,500,000	13,500,000
1.455% (LIBOR 3 Month-22 basis points), 3/26/2018 (10)	18,500,000	18,500,000
1.455% (LIBOR 1 Month-13 basis points), 6/7/2018 (10)	15,000,000	15,000,000
1.460%, 4/2/2018 (8)	10,700,000	10,686,114
1.465% (LIBOR 1 Month-13 basis points), 9/17/2018 (10)	10,000,000	10,000,000
1.466% (LIBOR 1 Month-12 basis points), 9/11/2018 (10)	15,000,000	15,000,000
1.476% (LIBOR 1 Month-15 basis points), 4/25/2018 (10)	13,500,000	13,499,893
1.476% (LIBOR 1 Month-15 basis points), 4/26/2018 (10)	15,000,000	14,999,898
1.476% (LIBOR 1 Month-15 basis points), 5/24/2018 (10)	11,500,000	11,499,629
1.478% (LIBOR 1 Month-13 basis points), 11/23/2018 (10)	15,000,000	15,000,000
1.488% (LIBOR 1 Month-12 basis points), 8/23/2018 (10)	15,000,000	15,000,000
1.489% (LIBOR 1 Month-9 basis points), 11/8/2018 (10)	15,000,000	15,000,000
1.491% (LIBOR 1 Month-13 basis points), 7/25/2018 (10)	15,000,000	15,000,000
1.491% (LIBOR 1 Month-9 basis points), 1/11/2019 (10)	13,500,000	13,500,000
1.491% (LIBOR 1 Month-9 basis points), 8/12/2019 (10)	10,150,000	10,150,000
1.494% (LIBOR 1 Month-10 basis points), 12/21/2018 (10)	17,500,000	17,500,000
1.494% (LIBOR 3 Month-21 basis points), 4/9/2019 (10)	14,500,000	14,500,000
1.499% (LIBOR 1 Month-8 basis points), 2/4/2019 (10)	10,000,000	10,000,000
1.501% (LIBOR 1 Month-12 basis points), 9/26/2018 (10)	18,000,000	18,000,000
1.506% (LIBOR 1 Month-9 basis points), 1/22/2019 (10)	15,000,000	15,000,000
1.508% (LIBOR 1 Month-8 basis points), 3/14/2019 (10)	14,000,000	14,000,000
1.516% (LIBOR 1 Month-11 basis points), 1/24/2019 (10)	15,000,000	15,000,000
1.516% (LIBOR 1 Month-8 basis points), 8/22/2019 (10)	13,000,000	13,000,000
1.520% (LIBOR 1 Month-7 basis points), 7/19/2019 (10)	15,000,000	15,000,110
1.523% (LIBOR 1 Month-8 basis points), 7/23/2018 (10)	10,000,000	10,000,000
1.523% (LIBOR 1 Month-8 basis points), 11/23/2018 (10)	14,500,000	14,500,000

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Government Money Market Fund (continued)

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations (continued)

Federal Home Loan Bank (continued)
1.530% (LIBOR 1 Month-5 basis points), 2/1/2019 (10)	$10,000,000	$10,000,034
1.531% (LIBOR 1 Month-9 basis points), 7/26/2019 (10)	12,850,000	12,850,000
1.534% (LIBOR 3 Month-20 basis points), 1/18/2019 (10)	2,950,000	2,949,395
1.538% (LIBOR 1 Month-7 basis points), 1/23/2020 (10)	10,000,000	10,000,018
1.584% (LIBOR 3 Month-15 basis points), 1/17/2020 (10)	8,500,000	8,500,000
1.588% (LIBOR 1 Month-6 basis points), 8/28/2019 (10)	10,000,000	10,000,000
1.615% (LIBOR 1 Month+3 basis points), 5/17/2018 (10)	5,000,000	5,001,324
1.623% (LIBOR 1 Month+2 basis points), 3/23/2018 (10)	25,000,000	25,000,010
1.650% (FCPR DLY-285 basis points), 11/7/2018 (10)	2,000,000	2,003,738

		947,358,721

Federal Home Loan Mortgage Corporation — 5.6%
1.243%, 3/1/2018 (8)	88,061,000	88,061,000
1.330%, 3/14/2018 (8)	12,255,000	12,249,114
1.440%, 4/27/2018 (8)	15,000,000	14,965,800
1.446% (LIBOR 1 Month-15 basis points), 8/22/2018 (10)	15,000,000	15,000,000
1.458% (LIBOR 3 Month-25 basis points), 10/10/2018 (10)	20,000,000	20,000,000
1.495% (LIBOR 3 Month-25 basis points), 7/25/2018 (10)	10,000,000	10,000,000
1.506% (LIBOR 1 Month-13 basis points), 11/27/2018 (10)	10,000,000	10,000,000
1.531% (LIBOR 3 Month-28 basis points), 8/10/2018 (10)	15,000,000	15,000,000

		185,275,914

Federal National Mortgage Association — 4.8%
1.290%, 3/7/2018 (8)	47,995,000	47,984,684
1.310%, 3/5/2018 (8)	20,000,000	19,997,089
1.310%, 3/22/2018 (8)	15,000,000	14,988,538
1.360%, 3/14/2018 (8)	25,000,000	24,987,722
1.360%, 3/28/2018 (8)	10,167,000	10,156,630
1.386%, 3/21/2018 (8)	40,000,000	39,969,194

		158,083,857

U.S. Treasury Bonds & Notes — 4.1%
1.290%, 3/8/2018 (8)	50,000,000	49,987,458
1.309%, 3/22/2018 (8)	50,000,000	49,961,830

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations (continued)

U.S. Treasury Bonds & Notes (continued)
1.321%, 3/15/2018 (8)	$35,000,000	$34,982,027

		134,931,315

Total U.S. Government & U.S. Government Agency Obligations		2,015,619,773

Total Investments — 100.2% (at amortized cost)		3,296,841,867
Other Assets and Liabilities — (0.2)%		(7,642,094)

Total Net Assets — 100.0%		$3,289,199,773

Portfolio Sector Allocation*
Sector	Fund
Mutual Funds	7.1%
Repurchase Agreements	31.8
U.S. Government & U.S. Government Agency Obligations	61.3
Other Assets & Liabilities, Net	(0.2)

Total	100.0%

Tax-Free Money Market Fund

Description	Principal Amount	Value
Municipals — 98.0%

Alabama — 8.7%
Chatom Industrial Development Board, 1.550%, 8/1/2037 (9)	$5,500,000	$5,500,000
City of Oxford, 1.200%, 9/1/2041 (9)	12,745,000	12,745,000
Eutaw Industrial Development Board, 1.280%, 6/1/2028 (9)	3,700,000	3,700,000
Mobile Industrial Development Board, 1.180%, 6/1/2034 (9)	10,000,000	10,000,000

		31,945,000

Alaska — 1.4%
State of Alaska International Airports System, 1.120%, 10/1/2030 (9)	5,035,000	5,035,000

California — 2.4%
Tender Option Bond Trust Receipts/Certificates, 1.240%, 9/1/2042 (5)(9)	8,945,000	8,945,000

Colorado — 2.6%
Colorado Health Facilities Authority, 1.170%, 1/1/2035 (9)	9,500,000	9,500,000

Connecticut — 3.4%
State of Connecticut, 1.220%, 5/15/2034 (9)	12,700,000	12,700,000

Delaware — 0.9%
Delaware State Health Facilities Authority, 1.100%, 10/1/2040 (9)	3,360,000	3,360,000

Florida — 9.2%
Alachua County Housing Finance Authority, 1.090%, 4/15/2041 (9)	4,020,000	4,020,000
City of Gainesville, 1.070%, 10/1/2036 (9)	11,200,000	11,200,000

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Schedules of Investments

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Florida (continued)
County of Brevard, 1.270%, 10/1/2019 (9)	$500,000	$500,000
County of St. Lucie, 1.170%, 9/1/2028 (9)	2,000,000	2,000,000
Florida Keys Aqueduct Authority, 1.100%, 9/1/2035 (9)	3,900,000	3,900,000
Jacksonville Pollution Control, 1.220%, 3/8/2018	12,300,000	12,300,000

		33,920,000

Georgia — 1.5%
Columbia County Development Authority, 1.220%, 8/1/2018 (9)	400,000	400,000
RBC Municipal Products, Inc. Trust, 1.150%, 10/1/2021 (5)(9)	5,000,000	5,000,000

		5,400,000

Illinois — 6.0%
Illinois Housing Development Authority, 1.070%, 1/1/2041 (9)	10,000,000	10,000,000
Illinois State Toll Highway Authority, AGM, 1.080%, 1/1/2031 (9)	1,485,000	1,485,000
Jackson-Union Counties Regional Port District, 1.140%, 4/1/2024 (9)	2,400,000	2,400,000
Phoenix Realty Special Account-U LP, 1.090%, 4/1/2020 (9)	8,075,000	8,075,000

		21,960,000

Indiana — 3.7%
Indiana Health Facility Financing Authority, 1.150%, 11/15/2039 (9)	5,930,000	5,930,000
Tender Option Bond Trust Receipts/Certificates, 1.240%, 5/14/2026 (5)(9)	7,770,000	7,770,000

		13,700,000

Iowa — 3.8%
Iowa Finance Authority:
1.120%, 6/1/2039 (9)	9,800,000	9,800,000
1.130%, 9/1/2036 (9)	3,200,000	3,200,000
1.140%, 3/1/2022 (9)	1,175,000	1,175,000

		14,175,000

Maryland — 2.4%
County of Montgomery:
1.140%, 6/1/2018 (9)	4,715,000	4,715,000
1.250%, 3/15/2018	4,000,000	4,000,000

		8,715,000

Michigan — 0.3%
Michigan Strategic Fund, 1.150%, 6/1/2039 (9)	1,040,000	1,040,000

Minnesota — 3.4%
City of Ramsey, 1.290%, 12/1/2023 (9)	1,860,000	1,860,000

Description	Principal Amount	Value
Municipals (continued)

Minnesota (continued)
Minnesota Higher Education Facilities Authority:
1.110%, 4/1/2035 (9)	$5,420,000	$5,420,000
1.160%, 3/1/2024 (9)	2,000,000	2,000,000
1.160%, 3/1/2033 (9)	3,215,000	3,215,000

		12,495,000

Mississippi — 4.0%
Mississippi Business Finance Corp.:
1.110%, 12/1/2030 (9)	1,200,000	1,200,000
1.110%, 12/1/2030 (9)	9,000,000	9,000,000
1.110%, 11/1/2035 (9)	1,770,000	1,770,000
1.150%, 5/1/2037 (9)	2,823,000	2,823,000

		14,793,000

Missouri — 2.0%
Greene County Industrial Development Authority, 1.170%, 5/1/2039 (9)	965,000	965,000
Missouri Development Finance Board, 1.100%, 12/1/2037 (9)	6,500,000	6,500,000

		7,465,000

Nebraska — 0.2%
Nebraska Investment Finance Authority, 1.500%, 9/1/2031 (9)	600,000	600,000

New Jersey — 1.4%
RBC Municipal Products, Inc. Trust, 1.120%, 6/28/2018 (5)(9)	5,000,000	5,000,000

New York — 8.8%
City of New York:
1.120%, 8/1/2035 (9)	7,000,000	7,000,000
1.200%, 8/1/2044 (9)	3,500,000	3,500,000
County of Nassau, 3.000%, 9/18/2018	1,800,000	1,813,891
Metropolitan Transportation Authority, 1.070%, 11/1/2032 (9)	10,000,000	10,000,000
New York City Water & Sewer System, 1.140%, 6/15/2044 (9)	4,500,000	4,500,000
State of New York Mortgage Agency, 1.100%, 4/1/2047 (9)	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates, 1.130%, 1/1/2024 (5)(9)	2,000,000	2,000,000
Triborough Bridge & Tunnel Authority, 1.170%, 1/1/2032 (9)	1,650,000	1,650,000

		32,463,891

North Carolina — 1.3%
North Carolina Medical Care Commission, 1.130%, 11/15/2028 (9)	4,740,000	4,740,000

Ohio — 2.5%
County of Franklin, 1.100%, 5/1/2018 (9)	4,250,000	4,250,000
County of Licking, 2.000%, 5/23/2018	1,200,000	1,202,156

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Ohio (continued)
Port of Greater Cincinnati Development Authority:
1.460%, 11/1/2023 (9)	$1,455,000	$1,455,000
1.460%, 11/1/2025 (9)	280,000	280,000
Village of Cuyahoga Heights, 1.625%, 6/20/2018	2,000,000	2,003,156

		9,190,312

Pennsylvania — 1.9%
RBC Municipal Products, Inc. Trust, 1.140%, 4/1/2022 (5)(9)	7,000,000	7,000,000

South Carolina — 0.8%
South Carolina Educational Facilities Authority, 1.120%, 10/1/2039 (9)	3,000,000	3,000,000

South Dakota — 3.5%
South Dakota Housing Development Authority:
1.250%, 5/1/2048 (9)	6,635,000	6,635,000
1.250%, 11/1/2048 (9)	6,220,000	6,220,000

		12,855,000

Tennessee — 2.0%
Shelby County Health Educational & Housing Facilities Board, AGM, 1.100%, 6/1/2042 (9)	7,500,000	7,500,000

Texas — 8.3%
City of Austin, 1.140%, 11/15/2029 (9)	1,360,000	1,360,000
County of Fort Bend, 5.250%, 3/1/2018	265,000	265,000
County of Harris:
1.150%, 3/1/2018	1,300,000	1,300,000
1.150%, 3/1/2018	550,000	550,000
Harris County Industrial Development Corp., 1.140%, 3/1/2024 (9)	6,500,000	6,500,000
Mission Economic Development Corp., 1.200%, 4/1/2022 (9)	11,000,000	11,000,000
Tarrant County Cultural Education Facilities Finance Corp.:
1.170%, 11/15/2033 (9)	2,315,000	2,315,000
1.170%, 11/15/2047 (9)	5,550,000	5,550,000
Texas A&M University, 1.330%, 4/4/2018	1,810,000	1,809,961

		30,649,961

Utah — 3.6%
City of Murray, 1.070%, 5/15/2036 (9)	8,000,000	8,000,000
County of Weber, 1.110%, 2/15/2035 (9)	5,400,000	5,400,000

		13,400,000

Washington — 4.1%
Seattle Housing Authority, 1.270%, 6/1/2040 (9)	1,000,000	1,000,000
Tender Option Bond Trust Receipts/Certificates, 1.240%, 6/15/2029 (5)(9)	11,320,000	11,320,000

Description	Shares or Principal Amount	Value
Municipals (continued)

Washington (continued)
Washington State Housing Finance Commission, 1.220%, 7/1/2028 (9)	$2,720,000	$2,720,000

		15,040,000

Wisconsin — 3.9%
Tender Option Bond Trust Receipts/Certificates, 1.130%, 7/1/2047 (5)(9)	2,385,000	2,385,000
Wisconsin Health & Educational Facilities Authority:
1.070%, 2/15/2029 (9)	10,000,000	10,000,000
1.140%, 5/1/2030 (9)	1,805,000	1,805,000

		14,190,000

Total Municipals		360,777,164

Mutual Funds — 2.9%
BlackRock Liquidity Funds T-Fund Portfolio — Institutional Class, 1.290%	100,478	100,478
Federated Institutional Tax-Free Cash Trust — Institutional Class, 0.970%	10,528,198	10,528,198

Total Mutual Funds		10,628,676

Total Investments — 100.9% (at amortized cost)		371,405,840
Other Assets and Liabilities — (0.9)%		(3,199,925)

Total Net Assets — 100.0%		$368,205,915

Municipal Issuance/Industry Type*
Issuance/Industry	Fund
General Obligation—6.2%
State or Local	6.2%
Revenue Bonds—89.6%
Appropriation	13.4
Education	13.3
General Revenue	2.0
Healthcare	19.0
Housing	6.0
Industrial Revenue	13.8
Special Tax	11.5
Transportation	2.9
Water & Sewer	7.7
Other Assets & Liabilities, Net	4.2

Total	100.0%

Prime Money Market Fund

Description	Principal Amount	Value
Certificates of Deposit — 29.3%

Banks — 22.3%
Bank of Nova Scotia/Houston:
1.774% (LIBOR 1 Month+18 basis points), 5/18/2018 (10)	$2,000,000	$2,000,000
1.824% (LIBOR 1 Month+23 basis points), 9/17/2018 (10)	2,500,000	2,500,134
Credit Suisse AG/New York:
1.821% (LIBOR 1 Month+24 basis points), 9/10/2018 (10)	3,000,000	3,000,000
1.854% (LIBOR 1 Month+26 basis points), 7/18/2018 (10)	2,500,000	2,500,287

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Schedules of Investments

Prime Money Market Fund (continued)

Description	Principal Amount	Value
Certificates of Deposit (continued)

Banks (continued)
1.854% (LIBOR 1 Month+26 basis points), 8/17/2018 (10)	$2,500,000	$2,500,414
1.854% (LIBOR 1 Month+26 basis points), 8/20/2018 (10)	3,000,000	3,000,000
1.856% (LIBOR 1 Month+26 basis points), 10/22/2018 (10)	2,500,000	2,500,000
HSBC Bank USA NA:
1.804% (LIBOR 1 Month+21 basis points), 11/20/2018 (10)	2,500,000	2,500,000
1.924% (LIBOR 1 Month+33 basis points), 3/20/2018 (10)	2,500,000	2,500,000
Mitsubishi UFJ Trust & Banking Corp.:
1.769% (LIBOR 1 Month+19 basis points), 3/8/2018 (10)	2,500,000	2,499,998
1.798% (LIBOR 1 Month+21 basis points), 7/16/2018 (10)	2,500,000	2,500,000
1.818% (LIBOR 1 Month+23 basis points), 8/16/2018 (10)	3,000,000	2,999,916
1.829% (LIBOR 1 Month+25 basis points), 8/9/2018 (10)	3,000,000	3,000,000
1.868% (LIBOR 1 Month+22 basis points), 6/29/2018 (10)	2,000,000	2,000,000
Mizuho Bank, Ltd.:
1.778% (LIBOR 1 Month+19 basis points), 3/15/2018 (10)	2,500,000	2,500,000
1.781% (LIBOR 1 Month+20 basis points), 4/10/2018 (10)	2,500,000	2,500,000
1.793% (LIBOR 1 Month+19 basis points), 3/23/2018 (10)	2,400,000	2,400,015
1.794% (LIBOR 1 Month+20 basis points), 4/19/2018 (10)	2,500,000	2,500,000
1.799% (LIBOR 1 Month+22 basis points), 5/8/2018 (10)	2,500,000	2,500,000
1.824% (LIBOR 1 Month+23 basis points), 6/18/2018 (10)	2,500,000	2,500,000
Norinchukin Bank/New York, 1.776% (LIBOR 1 Month+18 basis points), 5/21/2018 (10)	2,500,000	2,500,000
Sumitomo Mitsui Banking Corp./New York:
1.794% (LIBOR 1 Month+20 basis points), 4/19/2018 (10)	2,500,000	2,500,000
1.814% (LIBOR 1 Month+22 basis points), 5/18/2018 (10)	2,500,000	2,500,000
1.814% (LIBOR 1 Month+22 basis points), 6/18/2018 (10)	2,250,000	2,250,000
1.871% (LIBOR 1 Month+25 basis points), 10/24/2018 (10)	2,500,000	2,500,000
2.114% (LIBOR 3 Month+17 basis points), 8/24/2018 (10)	2,500,000	2,500,000
Swedbank (New York), 1.420%, 3/7/2018	17,000,000	17,000,000
Toronto Dominion Bank:
1.781% (LIBOR 1 Month+20 basis points), 8/10/2018 (10)	2,375,000	2,375,000
1.923% (LIBOR 1 Month+34 basis points), 3/13/2018 (10)	2,500,000	2,500,000

Description	Principal Amount	Value
Certificates of Deposit (continued)

Banks (continued)
Wells Fargo Bank NA:
1.764% (LIBOR 1 Month+17 basis points), 4/20/2018 (10)	$2,500,000	$2,500,000
1.800% (LIBOR 1 Month+22 basis points), 10/5/2018 (10)	2,000,000	2,000,000
1.821% (LIBOR 1 Month+24 basis points), 11/9/2018 (10)	2,500,000	2,500,000
1.848% (LIBOR 1 Month+20 basis points), 8/30/2018 (10)	2,500,000	2,500,000
Westpac Banking Corp.:
1.834% (LIBOR 3 Month+13 basis points), 1/9/2019 (10)	3,000,000	3,000,000
1.870% (U.S. Federal Funds Effective Rate (continuous series)+45 basis points), 2/15/2019 (10)	2,500,000	2,500,000

		102,525,764

European Time Deposit — 7.0%
DNB Bank ASA Cayman, 1.330%, 3/1/2018	15,000,000	15,000,000
Svenska Handelsbanken, Inc., 1.330%, 3/1/2018	17,000,000	17,000,000

		32,000,000

Total Certificates of Deposit		134,525,764

Commercial Paper — 55.4%

Asset-Backed Securities — 21.3%
Atlantic Asset Securitization LLC:
1.500%, 3/2/2018 (5)(8)	5,000,000	4,999,792
1.590%, 3/16/2018 (5)(8)	3,500,000	3,497,681
1.680%, 4/2/2018 (5)(8)	3,000,000	2,995,467
1.720%, 4/6/2018 (5)(8)	3,000,000	2,994,840
Bedford Row Funding Corp.:
1.715% (LIBOR 1 Month+14 basis points), 3/1/2018 (5)(10)	2,500,000	2,500,000
1.801% (LIBOR 1 Month+15 basis points), 5/11/2018 (5)(10)	2,500,000	2,500,000
1.801% (LIBOR 1 Month+22 basis points), 6/11/2018 (5)(10)	3,000,000	3,000,000
1.810% (LIBOR 1 Month+22 basis points), 8/17/2018 (5)(10)	2,000,000	2,000,000
1.813% (LIBOR 1 Month+23 basis points), 12/13/2018 (5)(10)	2,500,000	2,500,000
1.953% (LIBOR 1 Month+35 basis points), 2/15/2019 (5)(10)	3,000,000	3,000,000
Chesham Finance Ltd., 1.430%, 3/1/2018 (5)(8)	18,000,000	18,000,000
LMA Americas LLC:
1.570%, 3/1/2018 (5)(8)	3,500,000	3,500,000
1.570%, 3/6/2018 (5)(8)	4,000,000	3,999,128
1.700%, 4/3/2018 (5)(8)	3,500,000	3,494,546
Manhattan Asset Funding Co.:
1.700%, 4/3/2018 (5)(8)	3,500,000	3,494,546
1.790% (LIBOR 1 Month+21 basis points), 5/4/2018 (5)(10)	2,500,000	2,500,000

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Prime Money Market Fund (continued)

Description	Principal Amount	Value
Commercial Paper (continued)

Asset-Backed Securities (continued)
Old Line Funding LLC:
1.730% (LIBOR 1 Month+15 basis points), 6/5/2018 (5)(10)	$3,000,000	$3,000,000
1.836% (LIBOR 1 Month+24 basis points), 8/22/2018 (5)(10)	3,000,000	3,000,000
Regency Markets No. 1 LLC:
1.450%, 3/1/2018 (5)(8)	7,500,000	7,500,000
1.550%, 3/8/2018 (5)(8)	4,000,000	3,998,794
1.580%, 3/14/2018 (5)(8)	2,500,000	2,498,573
Starbird Funding Corp., 1.600%, 3/6/2018 (5)(8)	5,000,000	4,998,889
Thunder Bay Funding LLC:
1.750% (LIBOR 1 Month+17 basis points), 7/2/2018 (5)(10)	2,500,000	2,500,000
1.781% (LIBOR 1 Month+20 basis points), 9/11/2018 (5)(10)	2,500,000	2,500,000
1.826% (LIBOR 1 Month+23 basis points), 6/22/2018 (5)(10)	2,500,000	2,500,000

		97,472,256

Automobiles — 2.5%
Toyota Motor Credit Corp., 1.770% (LIBOR 1 Month+18 basis points), 6/15/2018 (10)	2,000,000	2,000,000
Toyota Motor Credit Corp.:
1.760% (LIBOR 1 Month+18 basis points), 4/27/2018 (10)	3,000,000	3,000,000
1.766% (LIBOR 1 Month+17 basis points), 3/12/2018 (10)	4,000,000	4,000,000
1.778% (LIBOR 1 Month+19 basis points), 5/10/2018 (10)	2,500,000	2,500,000

		11,500,000

Diversified Financial Services — 2.4%
Collateralized Commercial Paper Co. LLC:
1.560%, 4/17/2018 (8)	3,000,000	2,993,890
1.794% (LIBOR 1 Month+20 basis points), 7/20/2018 (10)	3,000,000	3,000,000
JP Morgan Securities LLC:
1.780% (LIBOR 1 Month+20 basis points), 4/6/2018 (10)	2,500,000	2,500,000
1.794% (LIBOR 1 Month+23 basis points), 7/2/2018 (10)	2,500,000	2,500,000

		10,993,890

Foreign Banks — 7.7%
Commonwealth Bank of Australia:
1.721% (LIBOR 1 Month+16 basis points), 7/23/2018 (5)(10)	1,500,000	1,499,885
1.781% (LIBOR 1 Month+20 basis points), 5/11/2018 (5)(10)	2,500,000	2,500,000
1.781% (LIBOR 1 Month+20 basis points), 10/11/2018 (5)(10)	2,500,000	2,500,000

Description	Principal Amount	Value
Commercial Paper (continued)

Foreign Banks (continued)
1.858% (LIBOR 1 Month+21 basis points), 11/30/2018 (5)(10)	$2,500,000	$2,499,824
National Australia Bank, Ltd.:
1.848% (LIBOR 1 Month+20 basis points), 10/29/2018 (5)(10)	2,500,000	2,500,000
1.930% (LIBOR 1 Month+35 basis points), 3/6/2018 (5)(10)	2,000,000	2,000,000
Natixis, NY Branch, 1.350%, 3/1/2018 (8)	7,500,000	7,500,000
Suncorp Metway, Ltd.:
1.520%, 3/21/2018 (5)(8)	2,500,000	2,497,889
1.950%, 7/9/2018 (5)(8)	2,500,000	2,482,396
Toronto Dominion Bank:
1.770% (LIBOR 1 Month+19 basis points), 10/3/2018 (5)(10)	2,000,000	2,000,000
1.846% (LIBOR 1 Month+25 basis points), 12/21/2018 (5)(10)	2,500,000	2,500,000
1.853% (LIBOR 1 Month+27 basis points), 2/8/2019 (5)(10)	2,500,000	2,500,000
Westpac Banking Corp., 1.771% (LIBOR 1 Month+19 basis points), 9/10/2018 (5)(10)	2,500,000	2,500,000

		35,479,994

Integrated Oil — 1.9%
Exxon Mobil Corp.:
1.208%, 3/5/2018 (8)	6,000,000	5,999,033
1.305%, 3/6/2018 (8)	2,500,000	2,499,940

		8,498,973

Life Insurance — 2.9%
MetLife Short Term Funding LLC:
1.550%, 3/6/2018 (5)(8)	5,000,000	4,998,924
1.550%, 3/8/2018 (5)(8)	5,000,000	4,998,493
1.560%, 3/22/2018 (5)(8)	3,500,000	3,496,815

		13,494,232

Machinery Manufacturing — 2.5%
Caterpillar Financial Service Corp.:
1.660%, 3/2/2018 (8)	5,000,000	4,999,769
1.660%, 3/5/2018 (8)	6,300,000	6,298,838

		11,298,607

Managed Care — 3.7%
UnitedHealth Group, Inc.:
1.650%, 3/1/2018 (5)(8)	9,000,000	9,000,000
1.690%, 3/2/2018 (5)(8)	3,000,000	2,999,859
1.690%, 3/6/2018 (5)(8)	5,000,000	4,998,826

		16,998,685

Pharmaceuticals — 3.5%
Novartis Finance Corp.:
1.500%, 3/6/2018 (5)(8)	4,000,000	3,999,167
1.500%, 3/7/2018 (5)(8)	12,000,000	11,997,000

		15,996,167

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Schedules of Investments

Prime Money Market Fund (continued)

Description	Shares or Principal Amount	Value
Commercial Paper (continued)

Retail — 5.1%
Home Depot, Inc.:
1.370%, 3/1/2018 (5)(8)	$10,000,000	$10,000,000
1.450%, 3/2/2018 (5)(8)	5,000,000	4,999,799
Wal-mart Stores, Inc.:
1.440%, 3/5/2018 (5)(8)	5,000,000	4,999,200
1.520%, 3/21/2018 (5)(8)	3,500,000	3,497,044

		23,496,043

Utilities — 1.4%
Florida Power & Light Co.:
1.550%, 3/2/2018 (8)	3,000,000	2,999,871
1.800%, 3/14/2018 (8)	3,500,000	3,497,725

		6,497,596

Winding Up Agencies — 0.5%
Erste Abwicklungsanstalt, 1.685% (LIBOR 1 Month+11 basis points), 6/1/2018 (5)(10)	2,500,000	2,499,910

Total Commercial Paper		254,226,353

Municipals — 3.4%

Colorado — 1.0%
Colorado Housing & Finance Authority, 1.480%, 10/1/2036 (9)	4,500,000	4,500,000

Tennessee — 2.4%
Johnson City Health & Educational Facilities Board, 1.620%, 8/15/2043 (9)	11,075,000	11,075,000

Total Municipals		15,575,000

Mutual Funds — 3.5%
BlackRock Liquidity Funds T-Fund Portfolio — Institutional Class, 1.290%	1,000,000	1,000,000
Invesco Government & Agency Portfolio — Institutional Class, 1.300%	15,000,000	15,000,000

Total Mutual Funds		16,000,000

Repurchase Agreements — 8.4%
Agreement with Fixed Income Clearing Corp., 0.650%, dated 2/28/2018, to be repurchased at $10,846,348 on 3/1/2018, collateralized by U.S. Government Treasury Obligations with various maturities to 3/31/2019, with a market value of $10,980,548	$10,846,153	10,846,153

Description	Principal Amount	Value

Repurchase Agreements (continued)
Agreement with Goldman Sachs Group, Inc., 1.380%, dated 2/28/2018, to be repurchased at $27,501,054 on 3/1/2018, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2047, with a market value of $27,977,301	$27,500,000	$27,500,000

Total Repurchase Agreements		38,346,153

Total Investments — 100.0% (at amortized cost)		458,673,270
Other Assets and Liabilities — 0.0%		(210,810)

Total Net Assets — 100.0%		$458,462,460

Portfolio Sector Allocation*
Sector	Fund
Certificates of Deposit	29.3%
Commercial Paper	55.4
Municipals	3.4
Mutual Funds	3.5
Repurchase Agreements	8.4

Total	100.0%

Institutional Prime Money Market Fund

Description	Principal Amount	Value
Certificates of Deposit — 25.4%

Banks — 25.4%
Bank of Nova Scotia/Houston:
1.774% (LIBOR 1 Month+18 basis points), 5/18/2018 (10)	$2,000,000	$2,000,721
1.824% (LIBOR 1 Month+23 basis points), 9/17/2018 (10)	2,500,000	2,499,877
Commonwealth Bank of Australia/New York, 1.758% (LIBOR 1 Month+17 basis points), 8/15/2018 (10)	2,500,000	2,499,739
Credit Suisse AG/New York:
1.821% (LIBOR 1 Month+24 basis points), 9/10/2018 (10)	3,000,000	3,000,249
1.854% (LIBOR 1 Month+26 basis points), 7/18/2018 (10)	2,500,000	2,500,887
1.854% (LIBOR 1 Month+26 basis points), 8/17/2018 (10)	2,500,000	2,500,633
1.854% (LIBOR 1 Month+26 basis points), 8/20/2018 (10)	3,000,000	3,000,765
1.856% (LIBOR 1 Month+26 basis points), 10/22/2018 (10)	2,500,000	2,500,310
HSBC Bank USA NA:
1.804% (LIBOR 1 Month+21 basis points), 11/20/2018 (10)	2,500,000	2,499,766
1.924% (LIBOR 1 Month+33 basis points), 3/20/2018 (10)	2,500,000	2,500,630
Mitsubishi UFJ Trust & Banking Corp.:
1.765% (LIBOR 1 Month+19 basis points), 3/1/2018 (10)	1,300,000	1,300,013

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Institutional Prime Money Market Fund (continued)

Description	Principal Amount	Value
Certificates of Deposit (continued)

Banks (continued)
1.769% (LIBOR 1 Month+19 basis points), 3/8/2018 (10)	$3,000,000	$2,999,981
1.798% (LIBOR 1 Month+21 basis points), 7/16/2018 (10)	2,500,000	2,500,510
1.818% (LIBOR 1 Month+23 basis points), 8/16/2018 (10)	3,000,000	3,000,325
1.829% (LIBOR 1 Month+25 basis points), 8/9/2018 (10)	2,750,000	2,750,762
1.868% (LIBOR 1 Month+22 basis points), 6/29/2018 (10)	2,500,000	2,500,615
Mizuho Bank, Ltd.:
1.778% (LIBOR 1 Month+19 basis points), 3/15/2018 (10)	3,000,000	3,000,406
1.781% (LIBOR 1 Month+20 basis points), 4/10/2018 (10)	3,000,000	3,001,054
1.793% (LIBOR 1 Month+19 basis points), 3/23/2018 (10)	2,000,000	2,000,336
1.794% (LIBOR 1 Month+20 basis points), 4/19/2018 (10)	2,500,000	2,500,937
1.799% (LIBOR 1 Month+22 basis points), 5/8/2018 (10)	3,000,000	3,001,413
1.824% (LIBOR 1 Month+23 basis points), 6/18/2018 (10)	2,500,000	2,500,676
Norinchukin Bank/New York, 1.776% (LIBOR 1 Month+18 basis points), 5/21/2018 (10)	2,500,000	2,500,874
Sumitomo Mitsui Banking Corp./New York:
1.794% (LIBOR 1 Month+20 basis points), 4/19/2018 (10)	3,000,000	3,001,125
1.814% (LIBOR 1 Month+22 basis points), 5/18/2018 (10)	2,500,000	2,501,114
1.814% (LIBOR 1 Month+22 basis points), 6/18/2018 (10)	2,250,000	2,250,629
1.871% (LIBOR 1 Month+25 basis points), 10/24/2018 (10)	2,500,000	2,499,525
2.114% (LIBOR 3 Month+17 basis points), 8/24/2018 (10)	2,500,000	2,502,473
Swedbank (New York), 1.420%, 3/7/2018	16,000,000	16,000,050
Toronto Dominion Bank:
1.781% (LIBOR 1 Month+20 basis points), 8/10/2018 (10)	2,375,000	2,375,240
1.923% (LIBOR 1 Month+34 basis points), 3/13/2018 (10)	2,500,000	2,500,430
Wells Fargo Bank NA:
1.764% (LIBOR 1 Month+17 basis points), 4/20/2018 (10)	2,500,000	2,500,735
1.800% (LIBOR 1 Month+22 basis points), 10/5/2018 (10)	3,000,000	2,999,803
1.821% (LIBOR 1 Month+24 basis points), 11/9/2018 (10)	2,500,000	2,500,009
1.848% (LIBOR 1 Month+20 basis points), 8/30/2018 (10)	2,500,000	2,499,820
Westpac Banking Corp.:
1.834% (LIBOR 3 Month+13 basis points), 1/9/2019 (10)	3,000,000	2,998,876

Description	Principal Amount	Value

Certificates of Deposit (continued)

Banks (continued)
1.870% (U.S. Federal Funds Effective Rate (continuous series)+45 basis points), 2/15/2019 (10)	$2,500,000	$2,500,115

Total Certificates of Deposit (identified cost $108,675,654)		108,691,423

Commercial Paper — 61.1%

Asset-Backed Securities — 20.0%
Atlantic Asset Securitization LLC:
1.570%, 4/4/2018 (5)(8)	2,500,000	2,495,727
1.590%, 3/16/2018 (5)(8)	3,500,000	3,497,583
1.680%, 4/2/2018 (5)(8)	3,000,000	2,995,190
1.720%, 4/6/2018 (5)(8)	3,000,000	2,994,549
Bedford Row Funding Corp.:
1.715% (LIBOR 1 Month+14 basis points), 3/1/2018 (5)(10)	2,500,000	2,500,022
1.801% (LIBOR 1 Month+15 basis points), 5/11/2018 (5)(10)	2,500,000	2,500,774
1.801% (LIBOR 1 Month+22 basis points), 6/11/2018 (5)(10)	3,000,000	3,001,004
1.810% (LIBOR 1 Month+22 basis points), 8/17/2018 (5)(10)	2,500,000	2,500,164
1.813% (LIBOR 1 Month+23 basis points), 12/13/2018 (5)(10)	2,500,000	2,499,255
1.953% (LIBOR 1 Month+35 basis points), 2/15/2019 (5)(10)	3,000,000	3,001,485
Chesham Finance Ltd., 1.430%, 3/1/2018 (5)(8)	17,000,000	16,999,296
Liberty Street Funding LLC, 1.500%, 3/6/2018 (5)(8)	3,000,000	2,999,245
LMA Americas LLC:
1.570%, 3/1/2018 (5)(8)	3,500,000	3,499,867
1.820%, 4/30/2018 (5)(8)	1,800,000	1,794,254
Manhattan Asset Funding Co., 1.790% (LIBOR 1 Month+21 basis points), 5/4/2018 (5)(10)	3,000,000	3,001,261
Old Line Funding LLC:
1.730% (LIBOR 1 Month+15 basis points), 6/5/2018 (5)(10)	3,500,000	3,500,004
1.836% (LIBOR 1 Month+24 basis points), 8/22/2018 (5)(10)	3,000,000	3,000,734
Regency Markets No. 1 LLC:
1.450%, 3/1/2018 (5)(8)	7,500,000	7,499,689
1.550%, 3/8/2018 (5)(8)	4,000,000	3,998,650
1.580%, 3/14/2018 (5)(8)	3,500,000	3,497,902
Thunder Bay Funding LLC:
1.750% (LIBOR 1 Month+17 basis points), 7/2/2018 (5)(10)	3,000,000	3,000,129
1.781% (LIBOR 1 Month+20 basis points), 9/11/2018 (5)(10)	2,500,000	2,499,797
1.826% (LIBOR 1 Month+23 basis points), 6/22/2018 (5)(10)	2,500,000	2,500,206

		85,776,787

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Schedules of Investments

Institutional Prime Money Market Fund (continued)

Description	Principal Amount	Value
Commercial Paper (continued)

Automobiles — 3.5%
Toyota Motor Credit Corp., 1.770% (LIBOR 1 Month+18 basis points), 6/15/2018 (10)	$3,000,000	$3,000,670
Toyota Motor Credit Corp.:
1.760% (LIBOR 1 Month+18 basis points), 4/27/2018 (10)	3,000,000	3,001,187
1.766% (LIBOR 1 Month+17 basis points), 3/12/2018 (10)	4,000,000	4,000,431
1.770% (LIBOR 1 Month+19 basis points), 6/4/2018 (10)	2,500,000	2,500,842
1.778% (LIBOR 1 Month+19 basis points), 5/10/2018 (10)	2,500,000	2,500,991

		15,004,121

Diversified Financial Services — 2.8%
Collateralized Commercial Paper Co. LLC:
1.560%, 4/17/2018 (8)	3,500,000	3,491,688
1.794% (LIBOR 1 Month+20 basis points), 7/20/2018 (10)	3,500,000	3,500,539
JP Morgan Securities LLC:
1.780% (LIBOR 1 Month+20 basis points), 4/6/2018 (10)	2,500,000	2,500,847
1.810% (LIBOR 1 Month+23 basis points), 7/2/2018 (10)	2,500,000	2,500,777

		11,993,851

Foreign Banks — 12.4%
Commonwealth Bank of Australia:
1.721% (LIBOR 1 Month+16 basis points), 7/23/2018 (5)(10)	2,000,000	1,999,978
1.781% (LIBOR 1 Month+20 basis points), 5/11/2018 (5)(10)	2,500,000	2,501,063
1.781% (LIBOR 1 Month+20 basis points), 10/11/2018 (5)(10)	3,000,000	2,999,533
1.858% (LIBOR 1 Month+21 basis points), 11/30/2018 (5)(10)	2,500,000	2,499,250
DNB Bank ASA, 1.430%, 3/6/2018 (5)(8)	15,000,000	14,996,475
National Australia Bank, Ltd.:
1.848% (LIBOR 1 Month+20 basis points), 10/29/2018 (5)(10)	3,000,000	2,999,352
1.930% (LIBOR 1 Month+35 basis points), 3/6/2018 (5)(10)	2,000,000	2,000,169
Natixis, NY Branch, 1.350%, 3/1/2018 (8)	7,500,000	7,499,713
Suncorp Metway, Ltd.:
1.520%, 3/21/2018 (5)(8)	2,500,000	2,497,458
1.950%, 7/9/2018 (5)(8)	2,500,000	2,480,641
Toronto Dominion Bank:
1.770% (LIBOR 1 Month+19 basis points), 10/3/2018 (5)(10)	2,500,000	2,500,222
1.846% (LIBOR 1 Month+25 basis points), 12/21/2018 (5)(10)	2,500,000	2,499,770

Description	Shares or Principal Amount	Value
Commercial Paper (continued)

Foreign Banks (continued)
1.853% (LIBOR 1 Month+27 basis points), 2/8/2019 (5)(10)	$2,500,000	$2,499,808
Westpac Banking Corp., 1.771% (LIBOR 1 Month+19 basis points), 9/10/2018 (5)(10)	3,000,000	3,000,022

		52,973,454

Integrated Oil — 1.9%
Exxon Mobil Corp.:
1.208%, 3/5/2018 (8)	6,000,000	5,998,821
1.305%, 3/6/2018 (8)	2,000,000	1,999,663

		7,998,484

Life Insurance — 3.5%
MetLife Short Term Funding LLC:
1.470%, 3/1/2018 (5)(8)	6,000,000	5,999,758
1.550%, 3/6/2018 (5)(8)	4,000,000	3,999,019
1.550%, 3/8/2018 (5)(8)	5,000,000	4,998,356

Machinery Manufacturing — 2.6%
Caterpillar Financial Service Corp.:
1.660%, 3/2/2018 (8)	5,000,000	4,999,542
1.660%, 3/5/2018 (8)	6,357,000	6,355,530

		11,355,072

Managed Care — 3.7%
UnitedHealth Group, Inc.:
1.650%, 3/1/2018 (5)(8)	8,000,000	7,999,619
1.690%, 3/2/2018 (5)(8)	3,000,000	2,999,713
1.690%, 3/6/2018 (5)(8)	5,000,000	4,998,550

		15,997,882

Pharmaceuticals — 3.7%
Novartis Finance Corp.:
1.500%, 3/6/2018 (5)(8)	4,000,000	3,999,033
1.500%, 3/7/2018 (5)(8)	12,000,000	11,996,605

		15,995,638

Retail — 4.7%
Home Depot, Inc.:
1.370%, 3/1/2018 (5)(8)	10,000,000	9,999,599
1.450%, 3/2/2018 (5)(8)	5,000,000	4,999,597
Wal-mart Stores, Inc., 1.440%, 3/5/2018 (5)(8)	5,000,000	4,998,998

		19,998,194

Utilities — 1.7%
Florida Power & Light Co.:
1.550%, 3/2/2018 (8)	3,801,000	3,800,637
1.800%, 3/14/2018 (8)	3,500,000	3,497,577

		7,298,214

Winding Up Agencies — 0.6%
Erste Abwicklungsanstalt, 1.685% (LIBOR 1 Month+11 basis points), 6/1/2018 (5)(10)	2,500,000	2,500,413

Total Commercial Paper (identified cost $261,889,375)		261,889,243

Mutual Funds — 6.0%
BlackRock Liquidity Funds T-Fund Portfolio — Institutional Class, 1.290%	10,616,398	10,616,398

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Institutional Prime Money Market Fund (continued)

Description	Shares or Principal Amount	Value
Mutual Funds (continued)
Invesco Government & Agency Portfolio — Institutional Class, 1.300%	15,000,000	$15,000,000

Total Mutual Funds (identified cost $25,616,398)		25,616,398

Repurchase Agreement — 7.6%
Agreement with Goldman Sachs Group, Inc., 1.380%, dated 2/28/2018, to be repurchased at $32,501,246 on 3/1/2018, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2045, with a market value of $33,121,456	$32,500,000	32,500,000

Total Repurchase Agreements (identified cost $32,500,000)		32,500,000

Total Investments — 100.1% (identified cost $428,681,427)		428,697,064
Other Assets and Liabilities — (0.1)%		(383,133)

Total Net Assets — 100.0%		$428,313,931

Portfolio Sector Allocation*
Sector	Fund
Certificates of Deposit	25.4%
Commercial Paper	61.1
Mutual Funds	6.0
Repurchase Agreements	7.6
Other Assets & Liabilities, Net	(0.1)

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of February 28, 2018. Call dates contained within the Schedules of Investments represent the next possible date the security can be redeemed, at the option of the issuer, determined as of February 28, 2018. Maturity dates contained within the Schedules of Investments represent the stated legal maturity date or mandatory put date. Certain securities may be subject to demand features which allow the security to be redeemed prior to final maturity date. In accordance with Rule 2a-7, securities held in the money market funds provide for the return of principal and interest within 397 days due to a scheduled final maturity date or through specific demand features. Demand features entitle a Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 calendar days’ notice or (2) at specified intervals not exceeding 397 calendar days.

*	Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets at the close of business on February 28, 2018 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.
**	A Summary Schedule of Investments is presented for this portfolio. A complete Schedule of Investments is available by accessing the SEC’s website, www.sec.gov. For all items listed as “Other securities” in this summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of February 28, 2018. In certain instances, securities for which footnotes listed below may otherwise apply are included in the “Other securities” caption.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.
(2)	Non-income producing.
(3)	Please refer to Note 2, subsection Securities Lending, in the Notes to Financial Statements.
(4)	Denotes an investment in an affiliated entity. Please refer to Note 6, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.
(5)	Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At February 28, 2018 these securities amounted to:

Fund	Amount	% of Total Net Assets
Global Low Volatility Equity Fund	$1,666,646	3.19%
Disciplined International Equity Fund	3,103,060	3.98
Alternative Strategies Fund
Long	64,999	0.08
Short	585,710	0.72
Global Long/Short Equity Fund
Long	59,996	0.44
Short	362,205	2.64
Ultra Short Tax-Free Fund	100,101,360	14.61
Short Tax-Free Fund	19,759,115	10.43

Fund	Amount	% of Total Net Assets
Short-Term Income Fund	$31,745,549	13.16%
Intermediate Tax-Free Fund	57,763,974	3.53
Strategic Income Fund	33,178,742	33.63
TCH Corporate Income Fund	28,795,598	11.47
TCH Core Plus Bond Fund	59,543,026	5.64
High Yield Bond Fund	4,915,330	39.91
Tax-Free Money Market Fund	49,420,000	13.42
Prime Money Market Fund	197,937,287	43.17
Institutional Prime Money Market Fund	200,739,788	46.87

(6)	All or a portion of this security is segregated as collateral for securities sold short.
(7)	Issue is in default or bankruptcy.
(8)	Each issue shows the rate of the discount at the time of purchase.
(9)	Denotes a variable rate security.
(10)	Denotes a floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 28, 2018.
(11)	Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.
(12)	Purchased on a when-issued or delayed delivery basis.
(13)	Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.
(14)	Securities have redemption features that may delay redemption beyond seven days.
(15)	Securities that are subject to alternative minimum tax of the Intermediate Tax-Free Fund portfolio represent 1.97%, as calculated based upon total portfolio market value.

Notes to Schedules of Investments (Unaudited) (continued)

The following acronyms may be referenced throughout this report:

ACA     — American Capital Access Corporation

ADED   — Arkansas Department of Economic Development

ADR    — American Depository Receipt

AGC     — Assured Guaranty Corporation

AGM   — Assured Guaranty Municipal

AMBAC   — American Municipal Bond Assurance Corporation

AMT    — Alternative Minimum Tax

BAM   — Build America Mutual Assurance Company

BHAC   — Berkshire Hathaway Assurance Corporation

BMA   — Bond Market Association

CFC    — Cooperative Finance Corporation

CIFG    — CDC IXIS Financial Guaranty

CMI     — California Mortgage Insurance

COLL   — Collateralized

ETF    — Exchange Traded Fund

FDIC    — Federal Depository Insurance Corporation

FGIC    — Financial Guaranty Insurance Corporation

FHA     — Federal Housing Administration

FHLB    — Federal Home Loan Bank

FHLMC   — Federal Home Loan Mortgage Corporation

FNMA  — Federal National Mortgage Association

FRN     — Floating Rate Note

FSA     — Financial Security Assurance Corporation

GDR    — Global Depository Receipt

GNMA    — Government National Mortgage Association

GO    — Government Obligation

HFDC    — Health Facility Development Corporation

HUD    — Department of Housing and Urban Development

IDC    — Industrial Development Corporation

IMI      — Investors Mortgage Insurance Company

INS      — Insured

LIBOR     — London Interbank Offered Rate

LIQ      — Liquidity Agreement

LLC      — Limited Liability Corporation

LOC     — Letter of Credit

LP      — Limited Partnership

LT      — Limited Tax

MAC     — Municipal Assurance Corporation

MBIA   — Municipal Bond Insurance Association

MHF     — Maryland Housing Fund

MTN     — Medium Term Note

NATL    — National Public Finance Guarantee

PCA     — Pollution Control Authority

PLC      — Public Limited Company

PSF      — Permanent School Fund Guaranteed

PUFG    — Permanent University Fund Guarantee

Q-SBLF    — Qualified School Bond Loan Fund

RADIAN  — Radian Asset Assurance

REITs    — Real Estate Investment Trusts

REMIC    — Real Estate Mortgage Investment Conduit

SAW     — State Aid Withholding

SIFMA    — Securities Industry and Financial Markets Association

TCRs     — Transferable Custody Receipts

TLGP    — Temporary Liquidity Guarantee Program

TRANs    — Tax and Revenue Anticipation Notes

UT     — Unlimited Tax

VRNs    — Variable Rate Notes

XLCA    — XL Capital Assurance

February 28, 2018 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Low Volatility Equity Fund		Dividend Income Fund		Large-Cap Value Fund		Large-Cap Growth Fund		Mid-Cap Value Fund
Assets:
Investments in unaffiliated issuers, at value	$220,830,628	(1)	$177,562,676	(1)	$524,168,233	(1)	$546,573,236	(1)	$290,808,762	(1)
Cash sweep investments in affiliated issuers, at value	2,491,852		2,349,776		6,566,944		6,756,071		2,853,844
Dividends and interest receivable	352,397		398,501		1,027,711		424,570		375,656
Receivable for investments sold	—		—		20,247,566		—		—
Receivable for capital stock sold	20,904		178,742		1,228,979		760,272		1,824,988
Prepaid expenses and other receivables	19,092		21,349		33,826		41,502		29,652

Total assets	223,714,873		180,511,044		553,273,259		554,555,651		295,892,902

Liabilities:
Payable for return of securities lending collateral	68,394,464		51,991,590		164,638,588		162,944,637		94,881,807
Payable for investments purchased	—		—		20,920,088		—		—
Payable for capital stock redeemed	71,920		121,058		808,103		122,238		1,616,435
Payable to affiliates, net (Note 6)	67,983		49,682		143,944		160,657		131,665
Other liabilities	28,260		38,993		65,641		68,526		75,594

Total liabilities	68,562,627		52,201,323		186,576,364		163,296,058		96,705,501

Total net assets	$155,152,246		$128,309,721		$366,696,895		$391,259,593		$199,187,401

Net assets consist of:
Paid-in capital	$129,618,626		$93,963,864		$286,033,740		$263,246,695		$159,054,389
Net unrealized appreciation on investments	21,333,001		30,646,241		65,476,143		109,087,341		31,088,012
Accumulated net realized gain on investments	3,815,987		3,177,313		14,129,599		18,294,914		8,698,783
Undistributed net investment income	384,632		522,303		1,057,413		630,643		346,217

Total net assets	$155,152,246		$128,309,721		$366,696,895		$391,259,593		$199,187,401

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$—		$—		$—		$18.63		$—
Advisor class of shares:
Net asset value and redemption proceeds per share	14.59		14.48		15.96		18.63		12.14
Offering price per share(2)	15.36		15.24		16.80		19.61		12.78
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	14.64		14.44		15.97		18.80		12.06
Retirement class R-3 of shares:
Net asset value, offering price and redemption proceeds per share	—		—		—		—		12.04
Retirement class R-6 of shares:
Net asset value, offering price and redemption proceeds per share	—		—		15.98		18.82		12.07

Net assets:
Investor class of shares	$—		$—		$—		$77,399,950		$—
Advisor class of shares	27,861,209		2,979,054		25,555,141		669,577		59,720,398
Institutional class of shares	127,291,037		125,330,667		259,349,471		253,279,825		108,756,772
Retirement class R-3 of shares	—		—		—		—		25,071
Retirement class R-6 of shares	—		—		81,792,283		59,910,241		30,685,160

Total net assets	$155,152,246		$128,309,721		$366,696,895		$391,259,593		$199,187,401

Shares outstanding:
Investor class of shares	—		—		—		4,153,752		—
Advisor class of shares	1,910,116		205,692		1,601,552		35,935		4,920,281
Institutional class of shares	8,694,820		8,680,079		16,235,153		13,473,058		9,017,595
Retirement class R-3 of shares	—		—		—		—		2,083
Retirement class R-6 of shares	—		—		5,117,933		3,183,510		2,542,976

Total shares outstanding	10,604,936		8,885,771		22,954,638		20,846,255		16,482,935

Investments, at cost:
Investments in unaffiliated issuers	$199,497,679		$146,916,550		$458,692,250		$437,486,076		$259,720,756
Cash sweep investments in affiliated issuers	2,491,800		2,349,661		6,566,784		6,755,890		2,853,838

Total investments, at cost	$201,989,479		$149,266,211		$465,259,034		$444,241,966		$262,574,594

(1)	Including $66,467,658, $50,526,886, $160,000,397, $158,354,168 and $92,208,801, respectively, of securities on loan. A security on loan value represents both market value and accrued interest.
(2)	Computation of offering price per share 100/95 of net asset value.

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Mid-Cap Growth Fund		Small-Cap Value Fund		Small-Cap Core Fund		Small-Cap Growth Fund		Global Low Volatility Equity Fund
Assets:
Investments in unaffiliated issuers, at value	$173,897,991	(1)	$94,226,304	(1)	$27,905,827	(1)	$201,238,772	(1)	$53,678,541	(1)
Cash sweep investments in affiliated issuers, at value	2,387,750		974,691		484,548		1,895,175		—
Cash denominated in foreign currencies	—		—		—		—		158,018	(2)
Dividends and interest receivable	104,516		52,552		9,932		31,366		111,851
Receivable for capital stock sold	107,709		125,241		—		60,871		—
Prepaid expenses and other receivables	30,171		26,306		20,003		31,429		19,152

Total assets	176,528,137		95,405,094		28,420,310		203,257,613		53,967,562

Liabilities:
Payable for return of securities lending collateral	52,771,643		30,092,122		8,761,118		66,182,392		1,640,690
Payable for capital stock redeemed	113,587		16,237		538		97,905		—
Payable for foreign tax expense	—		—		—		—		3,206
Payable to affiliates, net (Note 6)	73,281		32,442		4,580		87,899		17,953
Other liabilities	61,530		56,203		17,413		72,605		43,548

Total liabilities	53,020,041		30,197,004		8,783,649		66,440,801		1,705,397

Total net assets	$123,508,096		$65,208,090		$19,636,661		$136,816,812		$52,262,165

Net assets consist of:
Paid-in capital	$91,317,716		$56,533,765		$15,992,771		$110,732,447		$43,702,612
Net unrealized appreciation on investments and foreign currency translation	22,620,991		6,894,726		2,963,700		20,914,309		7,558,985
Accumulated net realized gain on investments and foreign currency transactions	9,691,203		1,636,199		697,435		5,996,580		1,393,342
Undistributed net investment income (distributions in excess of net investment income)	(121,814)		143,400		(17,245)		(826,524)		(392,774)

Total net assets	$123,508,096		$65,208,090		$19,636,661		$136,816,812		$52,262,165

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Advisor class of shares:
Net asset value and redemption proceeds per share	$16.05		$13.09		$13.43		$17.97		$13.52
Offering price per share(3)	16.89		13.78		14.14		18.92		14.23
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	16.77		13.30		13.52		18.68		13.56
Retirement class R-3 of shares:
Net asset value, offering price and redemption proceeds per share	—		13.05		—		—		—
Retirement class R-6 of shares:
Net asset value, offering price and redemption proceeds per share	16.86		13.38		—		—		—

Net assets:
Advisor class of shares	$18,373,456		$4,523,438		$2,633,374		$54,365,077		$1,131,579
Institutional class of shares	82,042,881		50,709,244		17,003,287		82,451,735		51,130,586
Retirement class R-3 of shares	—		77,926		—		—		—
Retirement class R-6 of shares	23,091,759		9,897,482		—		—		—

Total net assets	$123,508,096		$65,208,090		$19,636,661		$136,816,812		$52,262,165

Shares outstanding:
Advisor class of shares	1,145,002		345,482		196,069		3,025,284		83,675
Institutional class of shares	4,893,325		3,812,834		1,257,322		4,413,022		3,770,520
Retirement class R-3 of shares	—		5,971		—		—		—
Retirement class R-6 of shares	1,369,496		739,799		—		—		—

Total shares outstanding	7,407,823		4,904,086		1,453,391		7,438,306		3,854,195

Investments, at cost:
Investments in unaffiliated issuers	$151,277,169		$87,331,638		$24,942,153		$180,324,561		$46,120,592
Cash sweep investments in affiliated issuers	2,387,581		974,631		484,522		1,895,077		—

Total investments, at cost	$153,664,750		$88,306,269		$25,426,675		$182,219,638		$46,120,592

(1)	Including $51,284,963, $29,244,368, $8,514,301, $64,317,904 and $1,554,067, respectively, of securities on loan. A security on loan value represents both market value and accrued interest.
(2)	Identified cost of cash denominated in foreign currencies is $158,071.
(3)	Computation of offering price per share 100/95 of net asset value.

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Disciplined International Equity Fund		Pyrford International Stock Fund		LGM Emerging Markets Equity Fund		Alternative Strategies Fund	Global Long/Short Equity Fund
Assets:
Investments in unaffiliated issuers, at value	$82,631,215	(1)	$747,391,611	(1)	$207,985,931	(1)	$79,044,579	$18,362,438	(1)
Purchased options, at value	—		—		—		2,727,239	—
Deposit held at broker for:
Securities sold short	—		—		—		14,044,324	—
Options	—		—		—		820,833	—
Futures contracts	—		—		—		2,694,099	—
Forward foreign currency contracts	—		—		—		240,700	—
Cash denominated in foreign currencies	112,238	(2)	65,735	(2)	291,827	(2)	15,080 (2)	1,396	(2)
Dividends and interest receivable	262,613		3,496,415		238,773		73,271	26,250
Receivable for investments sold	6,490		1,765,115		—		453,221	—
Receivable for capital stock sold	—		2,817,647		490,917		5,612	48,210
Receivable for daily variation margin on futures contracts	—		—		—		282,135	—
Receivable for forward foreign currency contracts	—		—		—		673,285	—
Receivable from affiliates, net (Note 6)	—		—		—		—	107
Prepaid expenses and other receivables	30,384		68,939		22,927		55,505	29,445

Total assets	83,042,940		755,605,462		209,030,375		101,129,883	18,467,846

Liabilities:
Securities sold short, at value (proceeds $14,622,880 & $4,035,919, respectively)	—		—		—		14,850,335	4,545,466
Options written, at value (proceeds $3,339,883)	—		—		—		2,300,528	—
Payable for dividends and interest on securities sold short	—		—		—		18,469	3,269
Payable for return of securities lending collateral	4,877,184		35,607,675		2,753,904		—	186,411
Payable for investments purchased	80,105		1,945,346		797,569		473,843	—
Payable for capital stock redeemed	84,132		90,156		157,869		74,409	—
Payable for daily variation margin on futures contracts	—		—		—		680,959	—
Payable for forward foreign currency contracts	—		—		—		892,053	—
Payable for foreign tax expense	4,436		123,562		240,331		1,256	982
Payable to affiliates, net (Note 6)	34,631		461,464		144,911		47,863	—
Payable to custodian	—		—		—		103,494	—
Other liabilities	44,985		186,107		75,767		156,542	25,316

Total liabilities	5,125,473		38,414,310		4,170,351		19,599,751	4,761,444

Total net assets	$77,917,467		$717,191,152		$204,860,024		$81,530,132	$13,706,402

Net assets consist of:
Paid-in capital	$69,155,963		$674,823,289		$161,458,516		$81,688,649	$12,858,746
Net unrealized appreciation on investments, options, futures contracts and foreign currency translation	11,508,044		81,135,703		41,736,639		3,791,169	909,330
Accumulated net realized gain (loss) on investments, options, futures contracts and foreign currency transactions	(2,426,533)		(39,374,825)		1,583,948		(3,433,779)	(21,732)
Undistributed net investment income (distributions in excess of net investment income)	(320,007)		606,985		80,921		(515,907)	(39,942)

Total net assets	$77,917,467		$717,191,152		$204,860,024		$81,530,132	$13,706,402

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$—		$13.49		$—		$—	$—
Advisor class of shares:
Net asset value and redemption proceeds per share	11.44		13.49		16.94		9.94	12.02
Offering price per share(3)	12.04		14.20		17.83		10.46	12.65
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	11.45		13.22		16.87		10.01	12.04
Retirement class R-6 of shares:
Net asset value, offering price and redemption proceeds per share	—		13.23		—		—	—
Class F-3 of shares:
Net asset value, offering price and redemption proceeds per share	—		13.23		—		—	—

Net assets:
Investor class of shares	$—		$5,738,362		$—		$—	$—
Advisor class of shares	183,120		689,687		5,313,854		116,679	811,189
Institutional class of shares	77,734,347		550,946,697		199,546,170		81,413,453	12,895,213
Retirement class R-6 of shares	—		151,670,268		—		—	—
Class F-3 of shares	—		8,146,138		—		—	—

Total net assets	$77,917,467		$717,191,152		$204,860,024		$81,530,132	$13,706,402

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Disciplined International Equity Fund	Pyrford International Stock Fund	LGM Emerging Markets Equity Fund	Alternative Strategies Fund	Global Long/Short Equity Fund
Shares outstanding:
Investor class of shares	—	425,455	—	—	—
Advisor class of shares	16,010	51,136	313,688	11,743	67,495
Institutional class of shares	6,789,039	41,680,661	11,826,077	8,131,382	1,070,784
Retirement class R-6 of shares	—	11,466,133	—	—	—
Class F-3 of shares	—	615,842	—	—	—

Total shares outstanding	6,805,049	54,239,227	12,139,765	8,143,125	1,138,279

Investments, at cost:
Investments in unaffiliated issuers	$71,131,410	$666,324,082	$166,227,151	$75,666,730	$16,943,432
Purchased options	—	—	—	2,505,059	—

Total investments, at cost	$71,131,410	$666,324,082	$166,227,151	$78,171,789	$16,943,432

(1)	Including $4,615,345, $33,555,551, $2,615,474, and $173,787, respectively, of securities on loan. A security on loan value represents both market value and accrued interest.
(2)	Identified cost of cash denominated in foreign currencies are $112,767, $64,742, $314,500, $18,236 and $1,431, respectively.
(3)	Computation of offering price per share 100/95 of net asset value.

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Ultra Short Tax-Free Fund	Short Tax-Free Fund	Short-Term Income Fund	Intermediate Tax-Free Fund		Strategic Income Fund
Assets:
Investments in unaffiliated issuers, at value	$668,353,231	$183,831,516	$270,116,807 (1)	$1,619,423,299		$121,822,049 (1)
Cash sweep investments in affiliated issuers, at value	1,884,271	204,034	3,757,592	504,436		480,466
Investments in other affiliated issuers, at value	—	869,605	—	5,128,976		—
Cash	1,000	1,000	—	1,000		—
Deposit held at broker	—	—	—	—		100,269
Dividends and interest receivable	2,717,977	1,499,127	946,833	16,347,187		1,101,094
Receivable for investments sold	7,551,725	1,256,564	—	5,753,939		845,822
Receivable for capital stock sold	15,205,267	2,184,937	323,112	3,477,245		8,155
Prepaid expenses and other receivables	32,377	19,942	20,863	64,995		24,416

Total assets	695,745,848	189,866,725	275,165,207	1,650,701,077		124,382,271

Liabilities:
Payable for return of securities lending collateral	—	—	31,940,954	—		24,802,849
Payable for investments purchased	9,566,640	—	1,200,000	8,279,595		782,520
Payable for capital stock redeemed	262,081	70,423	492,546	2,565,105		24,895
Payable to affiliates, net (Note 6)	126,640	51,388	47,540	503,931		25,839
Payable for income distribution	345,663	172,258	169,141	694,076		23,944
Other liabilities	58,185	42,433	51,159	120,464		50,070

Total liabilities	10,359,209	336,502	33,901,340	12,163,171		25,710,117

Total net assets	$685,386,639	$189,530,223	$241,263,867	$1,638,537,906		$98,672,154

Net assets consist of:
Paid-in capital	$685,458,738	$189,700,259	$244,338,036	$1,611,994,488		$102,071,469
Net unrealized appreciation (depreciation) on investments	(62,467)	21,179	(1,210,157)	38,314,333		(81,200)
Accumulated net realized gain (loss) on investments	6,004	(190,301)	(1,826,031)	(11,984,036)		(3,160,216)
Undistributed net investment income (distributions in excess of net investment income)	(15,636)	(914)	(37,981)	213,121		(157,899)

Total net assets	$685,386,639	$189,530,223	$241,263,867	$1,638,537,906		$98,672,154

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$—	$—	$—	$11.14		$9.30
Advisor class of shares:
Net asset value and redemption proceeds per share	10.07	10.13	9.29	11.14		9.30
Offering price per share	10.28 (2)	10.34 (2)	9.48 (2)	11.54	(3)	9.64 (3)
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	10.06	10.14	9.30	11.14		9.29

Net assets:
Investor class of shares	$—	$—	$—	$900,743,158		$67,437,274
Advisor class of shares	34,250,361	6,438,779	32,067,795	12,648,728		16,810,954
Institutional class of shares	651,136,278	183,091,444	209,196,072	725,146,020		14,423,926

Total net assets	$685,386,639	$189,530,223	$241,263,867	$1,638,537,906		$98,672,154

Shares outstanding:
Investor class of shares	—	—	—	80,857,778		7,250,892
Advisor class of shares	3,401,579	635,353	3,453,592	1,135,445		1,807,518
Institutional class of shares	64,710,138	18,055,427	22,487,216	65,111,859		1,551,963

Total shares outstanding	68,111,717	18,690,780	25,940,808	147,105,082		10,610,373

Investments, at cost:
Investments in unaffiliated issuers	$668,415,698	$183,807,792	$271,327,130	$1,581,093,944		$121,903,250
Cash sweep investments in affiliated issuers	1,884,271	204,034	3,757,426	504,436		480,465
Investments in other affiliated issuers	—	872,150	—	5,143,998		—

Total investments, at cost	$670,299,969	$184,883,976	$275,084,556	$1,586,742,378		$122,383,715

(1)	Including $31,041,114 and $24,104,104, respectively, of securities on loan. A security on loan value represents both market value and accrued interest.
(2)	Computation of offering price per share 100/98 of net asset value.
(3)	Computation of offering price per share 100/96.5 of net asset value.

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	TCH Corporate Income Fund		TCH Core Plus Bond Fund	High Yield Bond Fund
Assets:
Investments in unaffiliated issuers, at value	$314,527,808	(1)	$1,203,495,502 (1)	$11,712,559
Cash sweep investments in affiliated issuers, at value	4,312,494		62,776,931	436,676
Deposit held at broker	250,673		250,672	—
Dividends and interest receivable	2,190,782		6,355,929	184,457
Receivable for capital stock sold	212,432		2,041,367	14,109
Receivable from affiliates, net (Note 6)	—		—	3,476
Prepaid expenses and other receivables	34,922		57,723	19,354

Total assets	321,529,111		1,274,978,124	12,370,631

Liabilities:
Payable for return of securities lending collateral	69,591,405		217,285,887	—
Payable for capital stock redeemed	474,217		1,040,118	1,625
Payable to affiliates, net (Note 6)	79,079		242,250	—
Payable for income distribution	247,337		245,433	7,693
Other liabilities	39,795		75,331	45,076

Total liabilities	70,431,833		218,889,019	54,394

Total net assets	$251,097,278		$1,056,089,105	$12,316,237

Net assets consist of:
Paid-in capital	$249,801,178		$1,063,999,260	$15,323,352
Net unrealized appreciation (depreciation) on investments	870,493		(6,437,926)	126,275
Accumulated net realized gain (loss) on investments	428,305		(1,249,924)	(3,124,003)
Distributions in excess of net investment income	(2,698)		(222,305)	(9,387)

Total net assets	$251,097,278		$1,056,089,105	$12,316,237

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$12.94		$11.50	$—
Advisor class of shares:
Net asset value and redemption proceeds per share	12.94		11.50	9.40
Offering price per share(2)	13.41		11.92	9.74
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	12.92		11.50	9.39

Net assets:
Investor class of shares	$115,627,104		$70,133,956	$—
Advisor class of shares	984,856		3,551,261	924,317
Institutional class of shares	134,485,318		982,403,888	11,391,920

Total net assets	$251,097,278		$1,056,089,105	$12,316,237

Shares outstanding:
Investor class of shares	8,938,503		6,098,124	—
Advisor class of shares	76,134		308,782	98,378
Institutional class of shares	10,408,118		85,442,760	1,213,638

Total shares outstanding	19,422,755		91,849,666	1,312,016

Investments, at cost:
Investments in unaffiliated issuers	$313,657,357		$1,209,934,061	$11,586,293
Cash sweep investments in affiliated issuers	4,312,452		62,776,298	436,667

Total investments, at cost	$317,969,809		$1,272,710,359	$12,022,960

(1)	Including $67,630,879 and $211,164,518, respectively, of securities on loan. A security on loan value represents both market value and accrued interest.
(2)	Computation of offering price per share 100/96.5 of net asset value.

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Government Money Market Fund	Tax-Free Money Market Fund	Prime Money Market Fund	Institutional Prime Money Market Fund
Assets:
Investments in unaffiliated issuers, at value	$2,250,619,773	$371,405,840	$420,327,117	$396,197,064
Investments in repurchase agreements	1,046,222,094	—	38,346,153	32,500,000
Cash	—	1,000	—	—
Dividends and interest receivable	1,631,632	616,355	187,611	162,281
Receivable for capital stock sold	1,113	—	—	—
Prepaid expenses and other receivables	63,048	31,194	42,269	14,728

Total assets	3,298,537,660	372,054,389	458,903,150	428,874,073

Liabilities:
Payable for investments purchased	6,305,507	3,565,000	—	—
Payable to affiliates, net (Note 6)	609,064	52,091	83,546	29,084
Payable for income distribution	2,361,452	196,529	279,022	446,601
Other liabilities	61,864	34,854	78,122	84,457

Total liabilities	9,337,887	3,848,474	440,690	560,142

Total net assets	$3,289,199,773	$368,205,915	$458,462,460	$428,313,931

Net assets consist of:
Paid-in capital	$3,289,199,914	$368,205,861	$458,486,435	$428,281,807
Net unrealized appreciation on investments	—	—	—	15,637
Accumulated net realized gain on investments	1,100	24,255	111	35
Undistributed net investment income (distributions in excess of net investment income)	(1,241)	(24,201)	(24,086)	16,452

Total net assets	$3,289,199,773	$368,205,915	$458,462,460	$428,313,931

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$1.00	$1.00	$1.00	$1.0000
Premier class of shares:
Net asset value, offering price and redemption proceeds per share	1.00	1.00	1.00	1.0000

Net assets:
Investor class of shares	$802,690,703	$90,879,137	$204,843,717	$1,435,699
Premier class of shares	2,486,509,070	277,326,778	253,618,743	426,878,232

Total net assets	$3,289,199,773	$368,205,915	$458,462,460	$428,313,931

Shares outstanding:
Investor class of shares	802,692,102	90,876,752	204,905,701	1,435,677
Premier class of shares	2,486,507,812	277,356,777	253,580,785	426,871,926

Total shares outstanding	3,289,199,914	368,233,529	458,486,486	428,307,603

Investments, at cost:
Investments in unaffiliated issuers	$3,296,841,867	$371,405,840	$458,673,270	$428,681,427

Total investments, at cost	$3,296,841,867	$371,405,840	$458,673,270	$428,681,427

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2018 (Unaudited)

Statements of Operations	BMO Funds

	Low Volatility Equity Fund	Dividend Income Fund	Large-Cap Value Fund	Large-Cap Growth Fund	Mid-Cap Value Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$1,609,343 (1)	$1,695,077 (1)	$3,670,535	$1,980,899	$2,060,006
Affiliated issuers	14,481	13,246	32,997	31,989	17,495
Net securities lending income (Note 6)	20,564	20,610	43,892	86,271	27,806

Total income	1,644,388	1,728,933	3,747,424	2,099,159	2,105,307

Expenses:
Investment advisory fees (Note 6)	393,388	307,626	856,882	899,720	716,501
Shareholder servicing fees (Note 6)	—	—	—	95,926	—
Administration fees (Note 6)	118,016	92,288	264,658	276,997	146,728
Portfolio accounting fees	36,785	31,301	67,984	74,771	53,991
Recordkeeping fees	14,762	11,420	42,476	45,986	58,990
Custodian fees (Note 6)	3,691	2,885	8,334	8,753	4,907
Registration fees	19,044	17,030	30,053	32,393	31,265
Professional fees	11,607	11,607	11,795	11,795	11,795
Printing and postage	9,589	18,911	21,420	20,100	24,645
Directors’ fees	7,611	7,611	7,611	7,611	7,611
Distribution services fees (Note 6):
Advisor class	37,480	3,711	32,503	780	78,815
Retirement class R-3	—	—	—	—	63
Miscellaneous	3,416	2,797	6,149	5,654	6,518

Total expenses	655,389	507,187	1,349,865	1,480,486	1,141,829

Deduct:
Expense waivers (Note 6)	(106,497)	(102,774)	(30,774)	(33,790)	(36,241)

Net expenses	548,892	404,413	1,319,091	1,446,696	1,105,588

Net investment income	1,095,496	1,324,520	2,428,333	652,463	999,719

Net realized and unrealized gain (loss) on investments:
Net realized gain on transactions from:
Investments in unaffiliated issuers	4,771,368	5,874,530	20,542,343	22,329,957	8,941,603
Investments in affiliated issuers	(386)	(91)	(506)	(545)	(25)

Total net realized gain	4,770,982	5,874,439	20,541,837	22,329,412	8,941,578
Net change in unrealized appreciation on:
Investments in unaffiliated issuers	1,968,454	7,805,719	11,728,188	22,435,890	4,019,262
Investments in affiliated issuers	52	83	134	131	6

Total net change in unrealized appreciation	1,968,506	7,805,802	11,728,322	22,436,021	4,019,268

Net realized and unrealized gain on investments	6,739,488	13,680,241	32,270,159	44,765,433	12,960,846

Change in net assets resulting from operations	$7,834,984	$15,004,761	$34,698,492	$45,417,896	$13,960,565

(1)	Net of foreign taxes withheld of $2,249 and $471, respectively.

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2018 (Unaudited)

Statements of Operations	BMO Funds

	Mid-Cap Growth Fund	Small-Cap Value Fund	Small-Cap Core Fund	Small-Cap Growth Fund	Global Low Volatility Equity Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$460,956	$436,586 (1)	$85,088	$373,443	$513,220 (1)
Affiliated issuers	11,071	5,533	2,283	12,516	—
Net securities lending income (Note 6)	15,270	13,339	3,512	44,672	2,531

Total income	487,297	455,458	90,883	430,631	515,751

Expenses:
Investment advisory fees (Note 6)	406,343	232,543	67,432	482,506	165,690
Administration fees (Note 6)	88,313	48,749	15,562	105,658	38,236
Portfolio accounting fees	38,265	34,376	17,802	34,819	15,111
Recordkeeping fees	43,183	21,474	9,151	51,548	8,768
Custodian fees (Note 6)	2,782	1,592	487	3,304	42,383
Registration fees	30,649	27,352	15,704	19,319	15,197
Professional fees	11,795	11,607	11,607	11,795	11,757
Printing and postage	21,677	23,572	3,216	28,055	3,126
Directors’ fees	7,611	7,611	7,611	7,611	7,611
Distribution services fees (Note 6):
Advisor class	22,478	6,131	3,499	72,502	1,377
Retirement class R-3	29	220	—	—	—
Miscellaneous	3,991	2,811	1,788	4,683	6,738

Total expenses	677,116	418,038	153,859	821,800	315,994

Deduct:
Expense waivers (Note 6)	(68,005)	(77,756)	(56,672)	(51,721)	(97,946)

Net expenses	609,111	340,282	97,187	770,079	218,048

Net investment income (loss)	(121,814)	115,176	(6,304)	(339,448)	297,703

Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain on transactions from:
Investments in unaffiliated issuers	12,384,075	2,750,397	1,179,511	7,331,868	1,918,744
Investments in affiliated issuers	(184)	(130)	(51)	353	—
Foreign currency transactions	—	—	—	—	9,631

Total net realized gain	12,383,891	2,750,267	1,179,460	7,332,221	1,928,375
Net change in unrealized appreciation on:
Investments in unaffiliated issuers	5,108,443	1,583,407	415,876	5,975,055	1,036,699
Investments in affiliated issuers	169	60	26	98	—
Foreign currency translations	—	—	—	—	(8,854)

Total net change in unrealized appreciation	5,108,612	1,583,467	415,902	5,975,153	1,027,845

Net realized and unrealized gain on investments and foreign currency	17,492,503	4,333,734	1,595,362	13,307,374	2,956,220

Change in net assets resulting from operations	$17,370,689	$4,448,910	$1,589,058	$12,967,926	$3,253,923

(1)	Net of foreign taxes withheld of $1,402 and $25,448, respectively.

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2018 (Unaudited)

Statements of Operations	BMO Funds

	Disciplined International Equity Fund		Pyrford International Stock Fund	LGM Emerging Markets Equity Fund	Alternative Strategies Fund	Global Long/Short Equity Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$579,551	(1)	$5,752,637 (1)	$1,108,367 (1)	$486,383 (1)	$105,652 (1)
Interest income	—		—	—	96,520	—
Net securities lending income (Note 6)	3,941		71,840	5,232	—	400

Total income	583,492		5,824,477	1,113,599	582,903	106,052

Expenses:
Investment advisory fees (Note 6)	225,340		2,490,758	802,706	655,010	57,347
Shareholder servicing fees (Note 6)	—		7,494	—	—	—
Administration fees (Note 6)	56,335		456,293	133,784	65,501	8,602
Portfolio accounting fees	30,157		46,795	26,022	101,526	20,251
Recordkeeping fees	8,205		13,131	12,971	8,542	8,017
Custodian fees (Note 6)	40,911		155,031	157,150	251,194	13,567
Registration fees	26,507		44,262	17,884	16,729	26,401
Professional fees	11,532		11,992	14,881	30,045	12,794
Printing and postage	3,200		20,734	20,019	3,227	3,082
Directors’ fees	7,611		7,611	7,611	7,611	7,611
Interest expense and dividends on securities sold short	—		—	—	131,171	45,893
Distribution services fees (Note 6):
Advisor class	210		1,061	6,679	170	957
Retirement class R-3	—		34	—	—	—
Miscellaneous	7,632		14,265	8,730	5,785	6,002

Total expenses	417,640		3,269,461	1,208,437	1,276,511	210,524

Deduct:
Expense waivers (Note 6)	(79,421)		(107,415)	(176,078)	(380,878)	(86,256)

Net expenses	338,219		3,162,046	1,032,359	895,633	124,268

Net investment income (loss)	245,273		2,662,431	81,240	(312,730)	(18,216)

Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	2,492,068		(504,339)	8,366,913 (2)	3,104,540	317,017
Foreign currency transactions	13,702		(62,714)	(42,189)	132,331	792
Forward contracts	—		—	—	(310,397)	—
Futures contracts	—		—	—	(14,058)	—
Purchased options	—		—	—	302,469	—
Written options	—		—	—	(1,814,258)	—
Short sales	—		—	—	(2,161,581)	(178,504)

Total net realized gain (loss)	2,505,770		(567,053)	8,324,724	(760,954)	139,305
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	603,881		14,511,246	2,547,243	16,863	191,309
Foreign currency translations	1,742		32,933	(1,334)	(3,668)	(91)
Forward contracts	—		—	—	(419,165)	—
Futures contracts	—		—	—	(627,678)	—
Purchased options	—		—	—	809,088	—
Written options	—		—	—	354,806	—
Short sales	—		—	—	8,195	(226,502)

Total net change in unrealized appreciation (depreciation)	605,623		14,544,179	2,545,909	138,441	(35,284)

Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency	3,111,393		13,977,126	10,870,633	(622,513)	104,021

Change in net assets resulting from operations	$3,356,666		$16,639,557	$10,951,873	$(935,243)	$85,805

(1)	Net of foreign taxes withheld of $28,357, $423,221, $101,511, $4,823 and $3,944, respectively.
(2)	Net of foreign taxes withheld of $364,403, $192,749 of which is related to appreciated investments held at period end.

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2018 (Unaudited)

Statements of Operations	BMO Funds

	Ultra Short Tax-Free Fund	Short Tax-Free Fund	Short-Term Income Fund	Intermediate Tax-Free Fund	Strategic Income Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$—	$—	$100,677	$285,599	$—
Affiliated issuers	3,900	5,888	52,200	31,379	12,228
Interest income	4,451,528	1,797,324	2,698,970	25,784,047	2,467,891
Net securities lending income (Note 6)	—	—	21,175	—	42,447

Total income	4,455,428	1,803,212	2,873,022	26,101,025	2,522,566

Expenses:
Investment advisory fees (Note 6)	514,887	184,069	246,062	945,427	131,874
Shareholder servicing fees (Note 6)	—	—	—	1,174,851	88,415
Administration fees (Note 6)	467,358	141,403	191,015	1,202,429	80,338
Portfolio accounting fees	125,309	73,983	65,204	227,872	43,656
Recordkeeping fees	17,496	15,906	39,545	19,930	53,203
Custodian fees (Note 6)	14,618	4,422	5,973	37,608	2,513
Registration fees	28,218	19,201	21,872	39,129	26,622
Professional fees	13,942	13,941	13,942	13,941	15,013
Printing and postage	5,289	4,646	6,672	31,818	7,714
Directors’ fees	7,611	7,611	7,611	7,611	7,611
Distribution services fees (Note 6):
Advisor class	42,634	8,507	40,508	14,599	22,051
Miscellaneous	10,231	4,054	4,790	24,971	2,580

Total expenses	1,247,593	477,743	643,194	3,740,186	481,590

Deduct:
Expense waivers (Note 6)	(269,929)	(95,380)	(156,983)	(85,525)	(76,538)

Net expenses	977,664	382,363	486,211	3,654,661	405,052

Net investment income	3,477,764	1,420,849	2,386,811	22,446,364	2,117,514

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	116,198	49,321	(168,379)	1,059,483	852,775
Investments in affiliated issuers	—	—	(361)	—	(451)
Net realized gain on capital gains distributions from:
Investments in affiliated issuers	—	448	—	2,644	—

Total net realized gain (loss)	116,198	49,769	(168,740)	1,062,127	852,324
Net change in unrealized depreciation on:
Investments in unaffiliated issuers	(670,490)	(1,584,615)	(2,523,817)	(34,392,946)	(2,272,292)
Investments in affiliated issuers	—	(1,722)	78	(10,161)	1

Total net change in unrealized depreciation	(670,490)	(1,586,337)	(2,523,739)	(34,403,107)	(2,272,291)

Net realized and unrealized loss on investments	(554,292)	(1,536,568)	(2,692,479)	(33,340,980)	(1,419,967)

Change in net assets resulting from operations	$2,923,472	$(115,719)	$(305,668)	$(10,894,616)	$697,547

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2018 (Unaudited)

Statements of Operations	BMO Funds

	TCH Corporate Income Fund	TCH Core Plus Bond Fund	High Yield Bond Fund
Investment income:
Dividend income from:
Affiliated issuers	$32,557	$249,785	$2,085
Interest income	4,370,278	16,028,590	398,515
Net securities lending income (Note 6)	45,855	124,272	—

Total income	4,448,690	16,402,647	400,600
Expenses:
Investment advisory fees (Note 6)	246,515	668,243	33,064
Shareholder servicing fees (Note 6)	149,408	84,314	—
Administration fees (Note 6)	191,968	786,651	9,919
Portfolio accounting fees	62,112	138,794	16,340
Recordkeeping fees	14,116	16,948	9,255
Custodian fees (Note 6)	6,004	24,603	310
Registration fees	28,707	39,360	18,597
Professional fees	15,013	15,013	14,731
Printing and postage	7,160	22,145	17,827
Directors’ fees	7,611	7,611	7,611
Distribution services fees (Note 6):
Advisor class	1,272	4,323	1,187
Miscellaneous	4,423	14,954	1,505

Total expenses	734,309	1,822,959	130,346
Deduct:
Expense waivers (Note 6)	(69,918)	—	(86,176)

Net expenses	664,391	1,822,959	44,170

Net investment income	3,784,299	14,579,688	356,430
Net realized and unrealized gain (loss) on investments:
Net realized gain on transactions from:
Investments in unaffiliated issuers	454,024	1,311,951	111,473
Investments in affiliated issuers	(428)	(3,575)	(43)

Total net realized gain	453,596	1,308,376	111,430
Net change in unrealized depreciation on:
Investments in unaffiliated issuers	(5,349,129)	(26,161,105)	(372,310)
Investments in affiliated issuers	42	(259)	9

Total net change in unrealized depreciation	(5,349,087)	(26,161,364)	(372,301)

Net realized and unrealized loss on investments	(4,895,491)	(24,852,988)	(260,871)

Change in net assets resulting from operations	$(1,111,192)	$(10,273,300)	$95,559

(See Notes which are an integral part of the Financial Statements)

Six Months Ended February 28, 2018 (Unaudited)

Statements of Operations	BMO Funds

	Government Money Market Fund	Tax-Free Money Market Fund	Prime Money Market Fund	Institutional Prime Money Market Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$1,017,431	$35,544	$109,548	$100,578
Interest income	18,648,013	1,840,832	2,751,531	2,766,722

Total income	19,665,444	1,876,376	2,861,079	2,867,300
Expenses:
Investment advisory fees (Note 6)	3,206,909	342,345	307,596	302,124
Shareholder servicing fees (Note 6)	990,624	118,716	258,739	1,765
Administration fees (Note 6)	560,246	58,021	69,491	68,278
Portfolio accounting fees	178,726	49,277	51,350	69,094
Recordkeeping fees	13,129	13,909	39,252	107,114
Custodian fees (Note 6)	77,531	8,027	9,615	9,447
Registration fees	32,193	34,028	33,089	16,545
Professional fees	13,406	15,543	15,545	15,543
Printing and postage	16,614	12,065	35,543	9,233
Directors’ fees	7,611	7,611	7,611	7,611
Miscellaneous	45,551	6,901	12,722	6,480

Total expenses	5,142,540	666,443	840,553	613,234
Deduct:
Expense waivers (Note 6)	(845,817)	(205,382)	(171,686)	(208,637)

Net expenses	4,296,723	461,061	668,867	404,597

Net investment income	15,368,721	1,415,315	2,192,212	2,462,703
Net realized and unrealized gain (loss) on investments:
Net realized gain on transactions from:
Investments in unaffiliated issuers	2,303	—	737	728
Net realized gain on capital gains distributions from:
Investments in unaffiliated issuers	200	—	24	2

Total net realized gain	2,503	—	761	730
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	—	—	—	(25,765)

Net realized and unrealized gain (loss) on investments	2,503	—	761	(25,035)

Change in net assets resulting from operations	$15,371,224	$1,415,315	$2,192,973	$2,437,668

(See Notes which are an integral part of the Financial Statements)

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Statements of Changes in Net Assets

	Low Volatility Equity Fund		Dividend Income Fund		Large-Cap Value Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Change in net assets resulting from:

Operations:
Net investment income (loss)	$1,095,496	$2,642,377	$1,324,520	$2,567,548	$2,428,333	$4,132,223
Net realized gain on investments	4,770,982	3,958,004	5,874,439	11,550,017	20,541,837	26,066,853
Net change in unrealized appreciation (depreciation) on investments	1,968,506	4,847,208	7,805,802	2,280,372	11,728,322	14,277,386

Change in net assets resulting from operations	7,834,984	11,447,589	15,004,761	16,397,937	34,698,492	44,476,462

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	—	—	—	—	—	(1,604,050	)(1)
Advisor class of shares	(198,034)	(369,362)	(29,171)	(1,243,935)	(130,143)	(525,994)
Institutional class of shares	(973,043)	(2,199,344)	(1,296,382)	(1,256,597)	(2,131,604)	(2,082,733)
Retirement class R-3 of shares	—	—	—	—	—	—
Retirement class R-6 of shares	—	—	—	—	(11,471)	(6,226)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	—	—	—	—	—	(1,409,302	)(1)
Advisor class of shares	(784,143)	(242,749)	(319,896)	(664,793)	(2,211,660)	(310)
Institutional class of shares	(3,322,161)	(1,697,222)	(13,039,040)	(294,696)	(27,238,612)	(1,185,002)
Retirement class R-3 of shares	—	—	—	—	—	—
Retirement class R-6 of shares	—	—	—	—	(135,548)	(429)

Change in net assets resulting from distributions to shareholders	(5,277,381)	(4,508,677)	(14,684,489)	(3,460,021)	(31,859,038)	(6,814,046)

Capital stock transactions:
Proceeds from sale of shares	8,200,104	54,505,942	10,354,841	94,718,963	117,955,216 (2)	425,435,120
Net asset value of shares issued to shareholders in payment of distributions declared	5,093,111	4,155,724	14,470,614	3,335,815	31,635,439	6,683,858
Cost of shares redeemed	(20,159,740)	(56,616,611)	(12,417,714)	(112,660,977)	(119,428,906)	(443,263,199)

Change in net assets resulting from capital stock transactions	(6,866,525)	2,045,055	12,407,741	(14,606,199)	30,161,749	(11,144,221)

Change in net assets	(4,308,922)	8,983,967	12,728,013	(1,668,283)	33,001,203	26,518,195

Net assets:
Beginning of period	159,461,168	150,477,201	115,581,708	117,249,991	333,695,692	307,177,497

End of period	$155,152,246	$159,461,168	$128,309,721	$115,581,708	$366,696,895	$333,695,692

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$384,632	$460,213	$522,303	$523,336	$1,057,413	$902,298

(1)	Reflects operations for the period from September 1, 2016, to June 2, 2017 (termination of Investor class of shares).
(2)	Includes $4,159,630 of paid-in-capital received from an in-kind subscription merger of an unaffiliated equity fund effective as of the close of business on December 15, 2017. The total value received of $4,159,630 from this non-taxable event represented $2,408,685 in securities cost, $1,730,375 in net unrealized appreciation, $3,388 in accrued dividends, $17,172 in cash, and $10 in accrued interest in exchange for 258,754 Institutional Class of shares at time of merger.

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Growth Fund		Mid-Cap Value Fund			Mid-Cap Growth Fund			Small-Cap Value Fund
Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017		Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017		Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017

$652,463	$1,470,450	$999,719	$1,681,428		$(121,814)	$(243,501)		$115,176	$181,976
22,329,412	18,480,996	8,941,578	46,314,670		12,383,891	30,467,892		2,750,267	9,972,670

22,436,021	39,702,491	4,019,268	(20,600,805)		5,108,612	(11,980,712)		1,583,467	(2,759,597)

45,417,896	59,653,937	13,960,565	27,395,293		17,370,689	18,243,679		4,448,910	7,395,049

—	(850,301)	—	(620,800	)(1)	—	(154,340	)(1)	—	—
—	(3,292)	(253,519)	(141)		—	(48)		—	(127,825)
(360,864)	(962,258)	(1,253,472)	(406,171)		—	(120,879)		—	(140,161)
—	—	(112)	(40)		—	—		—	(288)
(6,422)	(9,663)	(165,183)	(86,426)		—	(115)		—	(7,836)

(4,147,456)	(9,731,477)	—	(37,656,722	)(1)	—	(18,668,185	)(1)	—	—
(31,961)	(23,105)	(2,517,317)	(10,206)		(1,110,456)	(6,793)		(380,301)	(4,014,102)
(15,549,809)	(5,612,118)	(5,309,557)	(19,251,433)		(5,920,705)	(7,922,531)		(4,628,962)	(2,247,077)
—	—	(1,026)	(7,265)		—	(5,167)		(6,314)	(8,082)
(181,357)	(3,064)	(651,050)	(3,042,303)		(37,756)	(5,155)		(215,890)	(90,268)

(20,277,869)	(17,195,278)	(10,151,236)	(61,081,507)		(7,068,917)	(26,883,213)		(5,231,467)	(6,635,639)

91,930,295	260,299,527	35,580,772	235,382,599		28,787,414	172,115,168		11,066,849	51,649,898

18,701,648	16,862,068	10,039,734	60,113,519		7,050,843	26,605,786		5,184,079	6,551,653
(100,967,805)	(222,772,588)	(56,746,402)	(286,548,985)		(35,654,450)	(203,548,530)		(14,545,813)	(63,822,053)

9,664,138	54,389,007	(11,125,896)	8,947,133		183,807	(4,827,576)		1,705,115	(5,620,502)

34,804,165	96,847,666	(7,316,567)	(24,739,081)		10,485,579	(13,467,110)		922,558	(4,861,092)

356,455,428	259,607,762	206,503,968	231,243,049		113,022,517	126,489,627		64,285,532	69,146,624

$391,259,593	$356,455,428	$199,187,401	$206,503,968		$123,508,096	$113,022,517		$65,208,090	$64,285,532

$630,643	$345,466	$346,217	$1,018,784		$(121,814)	$—		$143,400	$28,224

Statements of Changes in Net Assets

	Small-Cap Core Fund		Small-Cap Growth Fund		Global Low Volatility Equity Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Change in net assets resulting from:

Operations:
Net investment income (loss)	$(6,304)	$19,874	$(339,448)	$(1,032,393)	$297,703	$998,054
Net realized gain (loss) on investments, options, futures contracts and foreign currency transactions	1,179,460	952,376	7,332,221	81,425,451	1,928,375	283,500
Net change in unrealized appreciation (depreciation) on investments, options, futures contracts and foreign currency translation	415,902	1,428,444	5,975,153	(53,783,096)	1,027,845	2,428,227

Change in net assets resulting from operations	1,589,058	2,400,694	12,967,926	26,609,962	3,253,923	3,709,781

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	—	—	—	—	—	—
Advisor class of shares	—	(558)	—	—	(29,505)	(3,979)
Institutional class of shares	(11,539)	(45,376)	—	—	(1,337,341)	(903,509)
Retirement class R-3 of shares	—	—	—	—	—	—
Retirement class R-6 of shares	—	—	—	—	—	—
Class F-3 of shares	—	—	—	—	—	—
Distributions to shareholders from net realized gain on investments:
Advisor class of shares	(170,343)	(10,911)	(6,213,359)	—	(11,386)	(1,779)
Institutional class of shares	(1,094,513)	(235,448)	(8,546,401)	—	(484,311)	(358,652)

Change in net assets resulting from distributions to shareholders	(1,276,395)	(292,293)	(14,759,760)	—	(1,862,543)	(1,267,919)

Capital stock transactions:
Proceeds from sale of shares	2,417,651	9,920,241	7,434,524	164,623,919	293,580	25,974,881
Net asset value of shares issued to shareholders in payment of distributions declared	1,176,708	233,520	14,542,121	—	1,464,201	1,088,741
Cost of shares redeemed	(3,931,339)	(4,028,666)	(22,363,829)	(388,067,585)	(105,179)	(19,462,032)
Redemption fees	—	—	—	—	—	50

Change in net assets resulting from capital stock transactions	(336,980)	6,125,095	(387,184)	(223,443,666)	1,652,602	7,601,640

Change in net assets	(24,317)	8,233,496	(2,179,018)	(196,833,704)	3,043,982	10,043,502

Net assets:
Beginning of period	19,660,978	11,427,482	138,995,830	335,829,534	49,218,183	39,174,681

End of period	$19,636,661	$19,660,978	$136,816,812	$138,995,830	$52,262,165	$49,218,183

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(17,245)	$598	$(826,524)	$(487,076)	$(392,774)	$676,369

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Disciplined International Equity Fund		Pyrford International Stock Fund		LGM Emerging Markets Equity Fund		Alternative Strategies Fund
Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017

$245,273	$1,379,999	$2,662,431	$16,304,285	$81,240	$1,469,715	$(312,730)	$(706,130)
2,505,770	(949,832)	(567,053)	(10,023,582)	8,324,724	1,695,929	(760,954)	5,519,292
605,623	10,642,466	14,544,179	59,354,740	2,545,909	17,569,337	138,441	(95,123)

3,356,666	11,072,633	16,639,557	65,635,443	10,951,873	20,734,981	(935,243)	4,718,039

—	—	—	(2,021,310)	—	—	—	—
(3,470)	(3,317)	—	(2,390)	—	(239,982)	—	—
(1,530,654)	(1,673,168)	(15,185,511)	(11,624,253)	(1,245,393)	(717,841)	—	—
—	—	—	(421)	—	—	—	—
—	—	(1,405,577)	(652,041)	—	—	—	—
—	—	(219,446)	—	—	—	—	—

—	—	—	—	—	—	(7,611)	—
—	—	—	—	—	—	(5,178,310)	—

(1,534,124)	(1,676,485)	(16,810,534)	(14,300,415)	(1,245,393)	(957,823)	(5,185,921)	—

7,530,116	22,343,033	161,161,183	396,261,133	49,878,341	109,773,573	10,036,211	21,309,308
1,511,021	1,670,654	13,489,759	9,352,958	1,128,190	866,512	5,109,457	—
(5,334,254)	(28,580,607)	(107,028,816)	(409,127,462)	(18,210,157)	(98,790,975)	(23,234,553)	(39,701,160)
—	—	418	3,133	359	680	—	—

3,706,883	(4,566,920)	67,622,544	(3,510,238)	32,796,733	11,849,790	(8,088,885)	(18,391,852)

5,529,425	4,829,228	67,451,567	47,824,790	42,503,213	31,626,948	(14,210,049)	(13,673,813)

72,388,042	67,558,814	649,739,585	601,914,795	162,356,811	130,729,863	95,740,181	109,413,994

$77,917,467	$72,388,042	$717,191,152	$649,739,585	$204,860,024	$162,356,811	$81,530,132	$95,740,181

$(320,007)	$968,844	$606,985	$14,755,088	$80,921	$1,245,074	$(515,907)	$(203,177)

Statements of Changes in Net Assets

	Global Long/Short Equity Fund		Ultra Short Tax-Free Fund			Short Tax-Free Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017		Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Change in net assets resulting from:

Operations:
Net investment income (loss)	$(18,216)	$18,214	$3,477,764	$5,642,492		$1,420,849	$2,522,885
Net realized gain (loss) on investments and foreign currency transactions	139,305	248,976	116,198	727,984		49,769	(225,946)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	(35,284)	712,754	(670,490)	208,911		(1,586,337)	(180,383)

Change in net assets resulting from operations	85,805	979,944	2,923,472	6,579,387		(115,719)	2,116,556

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	—	—	—	(241,956	)(1)	—	(167,597	)(1)
Advisor class of shares	(442)	(1,759)	(149,859)	(69,829)		(46,246)	(52,821)
Institutional class of shares	(28,606)	(23,821)	(3,327,905)	(5,330,707)		(1,375,052)	(2,303,362)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	—	—	—	(49,470	)(1)	—	(5,100	)(1)
Advisor class of shares	(26,157)	(3,694)	(17,732)	(91)		—	(377)
Institutional class of shares	(359,245)	(31,174)	(296,800)	(590,147)		—	(51,518)

Change in net assets resulting from distributions to shareholders	(414,450)	(60,448)	(3,792,296)	(6,282,200)		(1,421,298)	(2,580,775)

Capital stock transactions:
Proceeds from sale of shares	4,362,980	4,825,632	243,930,968	524,112,502		32,075,405	122,858,814
Net asset value of shares issued to shareholders in payment of distributions declared	319,024	27,773	1,507,466	2,303,408		481,928	852,087
Cost of shares redeemed	(345,379)	(303,296)	(219,570,261)	(468,304,972)		(24,110,509)	(125,930,060)
Redemption fees	1,352	—	—	—		—	—

Change in net assets resulting from capital stock transactions	4,337,977	4,550,109	25,868,173	58,110,938		8,446,824	(2,219,159)

Change in net assets	4,009,332	5,469,605	24,999,349	58,408,125		6,909,807	(2,683,378)

Net assets:
Beginning of period	9,697,070	4,227,465	660,387,290	601,979,165		182,620,416	185,303,794

End of period	$13,706,402	$9,697,070	$685,386,639	$660,387,290		$189,530,223	$182,620,416

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(39,942)	$7,322	$(15,636)	$(15,636)		$(914)	$(465)

(1)	Reflects operations for the period from September 1, 2016, to June 2, 2017 (termination of Investor class of shares).
(2)	Includes paid-in-capital received from a non-taxable in-kind subscription merger of the BMO TCH Intermediate Income Fund effective as of the close of business on June 29, 2017.

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short-Term Income Fund			Intermediate Tax-Free Fund		Strategic Income Fund		TCH Corporate Income Fund
Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017		Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017

$2,386,811	$4,317,011		$22,446,364	$43,778,125	$2,117,514	$2,457,886	$3,784,299	$6,357,759
(168,740)	237,100		1,062,127	(11,054,527)	852,324	2,392,636	453,596	1,720,876
(2,523,739)	(716,399)		(34,403,107)	(26,171,948)	(2,272,291)	(1,889,424)	(5,349,087)	1,352,901

(305,668)	3,837,712		(10,894,616)	6,551,650	697,547	2,961,098	(1,111,192)	9,431,536

—	(632,772	)(1)	(12,696,971)	(27,728,210)	(1,479,918)	(2,360,082)	(1,724,335)	(2,785,140)
(273,414)	(155,425)		(158,293)	(83,767)	(369,114)	(121,105)	(14,646)	(14,625)
(2,152,738)	(3,644,261)		(9,593,744)	(15,971,429)	(411,455)	(551,185)	(2,045,318)	(3,557,995)

—	—		(109,132)	(3,552,901)	—	—	(142,642)	(669,458)
—	—		(1,409)	(5,750)	—	—	(1,102)	(392)
—	—		(75,420)	(1,761,746)	—	—	(162,178)	(1,035,668)

(2,426,152)	(4,432,458)		(22,634,969)	(49,103,803)	(2,260,487)	(3,032,372)	(4,090,221)	(8,063,278)

90,040,321	204,775,746		243,511,395	512,577,117	2,288,123	39,469,441 (2)	20,898,794	117,056,559
1,328,969	2,472,081		18,533,677	40,385,928	2,098,005	2,752,071	2,563,370	5,060,623
(89,962,711)	(257,682,881)		(208,141,336)	(737,200,006)	(17,543,521)	(36,107,475)	(23,585,702)	(79,201,504)
—	—		—	—	—	—	—	—

1,406,579	(50,435,054)		53,903,736	(184,236,961)	(13,157,393)	6,114,037	(123,538)	42,915,678

(1,325,241)	(51,029,800)		20,374,151	(226,789,114)	(14,720,333)	6,042,763	(5,324,951)	44,283,936

242,589,108	293,618,908		1,618,163,755	1,844,952,869	113,392,487	107,349,724	256,422,229	212,138,293

$241,263,867	$242,589,108		$1,638,537,906	$1,618,163,755	$98,672,154	$113,392,487	$251,097,278	$256,422,229

$(37,981)	$1,360		$213,121	$215,765	$(157,899)	$(14,926)	$(2,698)	$(2,698)

Statements of Changes in Net Assets

	TCH Core Plus Bond Fund		High Yield Bond Fund		Government Money Market Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Change in net assets resulting from:

Operations:
Net investment income	$14,579,688	$24,622,439	$356,430	$2,221,025	$15,368,721	$13,190,436
Net realized gain on investments	1,308,376	3,199,087	111,430	2,637,071	2,503	4,140
Net change in unrealized appreciation (depreciation) on investments	(26,161,364)	(7,556,515)	(372,301)	(2,865,438)	—	—

Change in net assets resulting from operations	(10,273,300)	20,265,011	95,559	1,992,658	15,371,224	13,194,576

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(872,904)	(10,958,410)	—	—	(2,914,366)	(2,102,345)
Advisor class of shares	(44,767)	(52,010)	(24,489)	(1,179,592)	—	—
Institutional/Premier class of shares	(13,871,217)	(14,084,186)	(331,941)	(1,041,433)	(12,454,555)	(11,088,991)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(61,171)	(1,604,981)	—	—	(569)	(873)
Advisor class of shares	(3,223)	(5,068)	—	—	—	—
Institutional/Premier class of shares	(897,387)	(1,455,998)	—	—	(1,734)	(2,367)

Change in net assets resulting from distributions to shareholders	(15,750,669)	(28,160,653)	(356,430)	(2,221,025)	(15,371,224)	(13,194,576)

Capital stock transactions:
Proceeds from sale of shares	131,911,398	781,831,952	614,492	4,246,536	9,238,504,024	14,334,494,569
Net asset value of shares issued to shareholders in payment of distributions declared	14,237,261	25,943,203	306,977	2,021,657	2,099,501	1,300,125
Cost of shares redeemed	(111,369,873)	(721,237,192)	(1,657,710)	(99,081,869)	(9,035,007,126)	(13,488,067,651)

Change in net assets resulting from capital stock transactions	34,778,786	86,537,963	(736,241)	(92,813,676)	205,596,399	847,727,043

Change in net assets	8,754,817	78,642,321	(997,112)	(93,042,043)	205,596,399	847,727,043

Net assets:
Beginning of period	1,047,334,288	968,691,967	13,313,349	106,355,392	3,083,603,374	2,235,876,331

End of period	$1,056,089,105	$1,047,334,288	$12,316,237	$13,313,349	$3,289,199,773	$3,083,603,374

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(222,305)	$(13,105)	$(9,387)	$(9,387)	$(1,241)	$(1,041)

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Tax-Free Money Market Fund		Prime Money Market Fund		Institutional Prime Money Market Fund
Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017

$1,415,315	$1,896,315	$2,192,212	$2,440,138	$2,462,703	$3,082,655
—	68,798	761	265,930	730	1,934

—	—	—	—	(25,765)	41,402

1,415,315	1,965,113	2,192,973	2,706,068	2,437,668	3,125,991

(305,873)	(273,064)	(968,685)	(908,840)	(6,834)	(6,848)
—	—	—	—	—	—
(1,109,442)	(1,656,960)	(1,223,551)	(1,531,386)	(2,455,869)	(3,075,841)

—	(20,917)	(378)	(603)	(2)	(6)
—	—	—	—	—	—
—	(76,487)	(359)	(685)	(726)	(1,894)

(1,415,315)	(2,027,428)	(2,192,973)	(2,441,514)	(2,463,431)	(3,084,589)

360,294,850	705,359,534	397,192,002	783,415,206	303,512,233	914,326,979

232,794	275,718	799,256	780,900	15,280	8,930
(307,123,142)	(794,823,978)	(308,117,565)	(1,988,344,911)	(276,811,779)	(928,963,735)

53,404,502	(89,188,726)	89,873,693	(1,204,148,805)	26,715,734	(14,627,826)

53,404,502	(89,251,041)	89,873,693	(1,203,884,251)	26,689,971	(14,586,424)

314,801,413	404,052,454	368,588,767	1,572,473,018	401,623,960	416,210,384

$368,205,915	$314,801,413	$458,462,460	$368,588,767	$428,313,931	$401,623,960

$(24,201)	$(24,201)	$(24,086)	$(24,062)	$16,452	$16,452

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Large-Cap Growth Fund
2018(9)	$17.46	$0.01	$2.16	$2.17	$—	$(1.00)	$(1.00)	$18.63	12.74%	0.99%	0.97%	0.14%	$77,400	25%
2017	15.34	0.06	3.03	3.09	(0.07)	(0.90)	(0.97)	17.46	21.30	1.03	1.00	0.34	74,359	75
2016	16.26	0.03	1.44	1.47	(0.02)	(2.37)	(2.39)	15.34	9.68	1.13	1.07	0.23	163,712	70
2015	17.94	(0.01)	0.93	0.92	(0.01)	(2.59)	(2.60)	16.26	5.58	1.23	1.21	0.03	161,918	94
2014	15.08	0.01	4.34	4.35	(0.04)	(1.45)	(1.49)	17.94	30.33	1.24	1.24	0.03	97,738	67
2013(3)	14.16	0.06	1.93	1.99	(0.03)	(1.04)	(1.07)	15.08	15.07	1.25	1.24	0.37	92,037	100
Pyrford International Stock Fund
2018(3)(7)(9)	13.16	0.04	0.29	0.33	—	—	—	13.49	2.51	1.22	1.19	0.52	5,738	6
2017(3)(7)	12.18	0.28	0.95	1.23	(0.25)	—	(0.25)	13.16	10.38	1.30	1.21	2.28	6,162	33
2016(3)	11.74	0.24	0.44	0.68	(0.24)	—	(0.24)	12.18	5.96	1.31	1.24	2.20	99,916	12
2015(3)	13.11	0.23	(1.52)	(1.29)	(0.08)	—	(0.08)	11.74	(9.86)	1.28	1.24	2.02	91,700	9
2014(3)	12.07	0.36	1.27	1.63	(0.56)	(0.03)	(0.59)	13.11	13.69	1.27	1.24	3.12	81,352	6
2013(3)	10.76	0.24	1.35	1.59	(0.23)	(0.05)	(0.28)	12.07	14.98	1.34	1.24	2.23	51,265	15
Intermediate Tax-Free Fund
2018(9)	11.37	0.15	(0.23)	(0.08)	(0.15)	(0.00)	(0.15)	11.14	(0.69)	0.57	0.55	2.70	900,743	18
2017	11.61	0.29	(0.21)	0.08	(0.29)	(0.03)	(0.32)	11.37	0.78	0.57	0.55	2.55	975,664	44
2016	11.26	0.25	0.37	0.62	(0.25)	(0.02)	(0.27)	11.61	5.56	0.57	0.55	2.19	1,241,387	42
2015	11.25	0.26	0.01	0.27	(0.26)	—	(0.26)	11.26	2.36	0.57	0.55	2.23	1,250,815	26
2014	10.66	0.28	0.59	0.87	(0.28)	(0.00)	(0.28)	11.25	8.29	0.61	0.55	2.58	1,003,132	35
2013(3)	11.30	0.28	(0.57)	(0.29)	(0.28)	(0.07)	(0.35)	10.66	(2.67)	0.61	0.55	2.51	844,129	39
Strategic Income Fund
2018(9)	9.45	0.18	(0.13)	0.05	(0.20)	—	(0.20)	9.30	0.48	0.94	0.80	3.92	67,437	17
2017	9.43	0.23	0.08	0.31	(0.29)	—	(0.29)	9.45	3.32	0.90	0.80	2.46	73,488	65
2016	9.31	0.21	0.17	0.38	(0.26)	—	(0.26)	9.43	4.17	0.86	0.80	2.28	85,665	13
2015	9.36	0.22	(0.00)	0.22	(0.27)	—	(0.27)	9.31	2.34	0.93	0.80	2.36	94,380	44
2014	9.17	0.20	0.24	0.44	(0.25)	—	(0.25)	9.36	4.87	0.92	0.80	2.21	105,888	129
2013(3)	9.77	0.11	(0.38)	(0.27)	(0.22)	(0.11)	(0.33)	9.17	(2.81)	0.88	0.80	1.33	138,914	307
TCH Corporate Income Fund
2018(9)	13.20	0.19	(0.25)	(0.06)	(0.19)	(0.01)	(0.20)	12.94	(0.44)	0.71	0.59	2.89	115,627	11
2017	13.17	0.35	0.14	0.49	(0.35)	(0.11)	(0.46)	13.20	3.86	0.71	0.59	2.70	120,745	44
2016	12.33	0.45	0.89	1.34	(0.45)	(0.05)	(0.50)	13.17	11.23	0.72	0.59	3.65	82,643	62
2015	13.09	0.36	(0.71)	(0.35)	(0.36)	(0.05)	(0.41)	12.33	(2.73)	0.70	0.59	2.83	137,987	26
2014	12.39	0.44	0.91	1.35	(0.44)	(0.21)	(0.65)	13.09	11.20	0.74	0.59	3.32	78,347	25
2013(3)	13.05	0.41	(0.34)	0.07	(0.43)	(0.30)	(0.73)	12.39	0.40	0.75	0.65	3.20	35,860	123
TCH Core Plus Bond Fund
2018(9)	11.79	0.15	(0.28)	(0.13)	(0.15)	(0.01)	(0.16)	11.50	(1.11)	0.58	0.58	2.55	70,134	12
2017	11.89	0.24	(0.02)	0.22	(0.28)	(0.04)	(0.32)	11.79	1.91	0.59	0.59	2.37	68,946	34
2016	11.42	0.34	0.48	0.82	(0.35)	(0.00)	(0.35)	11.89	7.36	0.59	0.59	3.00	508,030	39
2015	11.95	0.32	(0.47)	(0.15)	(0.32)	(0.06)	(0.38)	11.42	(1.28)	0.58	0.58	2.69	602,588	25
2014	11.32	0.31	0.66	0.97	(0.32)	(0.02)	(0.34)	11.95	8.68	0.62	0.59	2.66	517,753	44
2013(3)	11.90	0.30	(0.30)	0.00	(0.30)	(0.28)	(0.58)	11.32	(0.18)	0.68	0.61	2.26	463,851	101

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Government Money Market Fund
2018(9)	$1.00	$0.00	$0.00	$0.00	$(0.00)	$(0.00)	$(0.00)	$1.00	0.37%	0.50%	0.45%	0.73%	$802,691	—%
2017	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.24	0.50	0.42	0.24	814,242	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.53	0.29	0.01	268,417	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.53	0.08	0.01	101,593	—
2014	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	0.54	0.07	0.01	105,267	—
2013	1.00	0.00	—	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.55	0.13	0.01	133,255	—
Tax-Free Money Market Fund
2018(9)	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.32	0.57	0.45	0.64	90,879	—
2017	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.37	0.57	0.45	0.33	76,029	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.06	0.53	0.26	0.03	90,098	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	0.53	0.16	0.01	142,052	—
2014	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	0.53	0.20	0.01	131,175	—
2013	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	0.53	0.30	0.01	121,613	—
Prime Money Market Fund
2018(9)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.46	0.53	0.45	0.93	204,843	—
2017	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.42	0.53	0.45	0.36	202,251	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	0.45	0.38	0.03	903,864	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.45	0.19	0.01	1,296,633	—
2014	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.45	0.18	0.01	1,356,875	—
2013	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.46	0.27	0.01	1,423,007	—
Institutional Prime Money Market Fund
2018(9)	1.0001	0.0048	(0.0001)	0.0047	(0.0048)	(0.0000)	(0.0048)	1.0000	0.47	0.55	0.45	0.97	1,436	—
2017(8)	1.00	0.0049	0.0001	0.0050	(0.0049)	(0.0000)	(0.0049)	1.0001	0.50	0.55	0.45	0.50	1,421	—
2016(6)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	0.54	0.45	0.14	992	—

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01. Effective June 14, 2013, the remaining domestic Funds discontinued their redemption fee policy.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Reflects operations for the period from June 3, 2016 (inception date) to August 31, 2016.
(7)	Calculated using the average shares method.
(8)	Effective October 3, 2016, the BMO Institutional Prime Money Market Fund switched the valuation method of its securities from amortized cost to reflecting changes in market values, thus allowing the Fund’s NAV to “float”. In connection with this change, the Fund’s per share NAV is now calculated to four decimals (e.g., $1.0000).
(9)	For the six months ended February 28, 2018 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

Financial Highlights— Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Low Volatility Equity Fund
2018(12)	$14.36	$0.09	$0.62	$0.71	$(0.09)	$(0.39)	$(0.48)	$14.59	5.00%	1.04%	0.90%	1.18%	$27,861	21%
2017	13.79	0.20	0.74	0.94	(0.20)	(0.17)	(0.37)	14.36	6.94	1.03	0.90	1.47	31,624	56
2016	12.81	0.16	1.35	1.51	(0.17)	(0.36)	(0.53)	13.79	12.13	1.05	0.90	1.40	15,064	40
2015	13.20	0.14	0.55	0.69	(0.18)	(0.90)	(1.08)	12.81	5.22	1.12	0.90	1.12	1,162	47
2014(6)	12.74	0.04	0.47	0.51	(0.05)	—	(0.05)	13.20	4.03	1.02	0.90	1.17	26	47
Dividend Income Fund
2018(12)	14.51	0.15	1.67	1.82	(0.15)	(1.70)	(1.85)	14.48	13.00	1.07	0.90	1.89	2,979	18
2017(11)	12.94	0.28	1.61	1.89	(0.21)	(0.11)	(0.32)	14.51	14.80	1.08	0.90	2.06	3,205	43
2016	12.59	0.30	1.11	1.41	(0.30)	(0.76)	(1.06)	12.94	11.89	1.08	0.90	2.44	78,531	51
2015	14.29	0.31	(0.76)	(0.45)	(0.33)	(0.92)	(1.25)	12.59	(3.63)	1.05	0.90	2.16	74,254	46
2014(6)	13.57	0.08	0.71	0.79	(0.07)	—	(0.07)	14.29	5.84	1.08	0.90	2.09	26	45
Large-Cap Value Fund
2018(12)	15.85	0.09	1.55	1.64	(0.08)	(1.45)	(1.53)	15.96	10.43	0.99	0.97	1.12	25,555	29
2017(11)	14.14	0.08	1.93	2.01	(0.18)	(0.12)	(0.30)	15.85	14.33	1.02	1.00	0.49	25,061	62
2016	15.23	0.21	0.53	0.74	(0.22)	(1.61)	(1.83)	14.14	5.31	1.10	1.07	1.61	37	60
2015	17.04	0.13	(0.22)	(0.09)	(0.10)	(1.62)	(1.72)	15.23	(0.70)	1.22	1.21	0.80	28	72
2014(6)	16.23	0.04	0.82	0.86	(0.05)	—	(0.05)	17.04	5.32	1.23	1.23	0.83	27	68
Large-Cap Growth Fund
2018(11)(12)	17.46	0.01	2.16	2.17	—	(1.00)	(1.00)	18.63	12.74	0.99	0.97	0.13	670	25
2017	15.34	0.03	3.06	3.09	(0.07)	(0.90)	(0.97)	17.46	21.30	1.03	1.00	0.39	808	75
2016	16.26	0.02	1.45	1.47	(0.02)	(2.37)	(2.39)	15.34	9.68	1.13	1.07	0.29	405	70
2015	17.94	0.00	0.92	0.92	(0.01)	(2.59)	(2.60)	16.26	5.58	1.23	1.21	0.03	37	94
2014(6)	16.81	0.01	1.12	1.13	—	—	—	17.94	6.72	1.24	1.24	0.17	26	67
Mid-Cap Value Fund
2018(12)	11.91	0.05	0.73	0.78	(0.05)	(0.50)	(0.55)	12.14	6.50	1.28	1.24	0.77	59,720	30
2017	14.40	0.05	1.28	1.33	(0.05)	(3.77)	(3.82)	11.91	12.88	1.26	1.24	0.74	64,462	139
2016	15.02	0.11	0.86	0.97	(0.12)	(1.47)	(1.59)	14.40	7.27	1.23	1.23	0.90	39	24
2015	17.66	0.03	(0.59)	(0.56)	(0.02)	(2.06)	(2.08)	15.02	(3.55)	1.22	1.22	0.19	26	27
2014(6)	16.61	0.01	1.04	1.05	—	—	—	17.66	6.32	1.20	1.20	0.31	27	30
Mid-Cap Growth Fund
2018(12)	14.79	(0.03)	2.28	2.25	—	(0.99)	(0.99)	16.05	15.64	1.35	1.24	(0.42)	18,373	33
2017	16.26	(0.02)	2.11	2.09	(0.02)	(3.54)	(3.56)	14.79	16.73	1.37	1.24	(0.47)	17,945	157
2016	20.02	0.03	(0.91)	(0.88)	—	(2.88)	(2.88)	16.26	(4.23)	1.29	1.24	0.09	31	59
2015	23.93	(0.11)	(0.57)	(0.68)	—	(3.23)	(3.23)	20.02	(2.89)	1.25	1.24	(0.52)	28	53
2014(6)	22.89	(0.04)	1.08	1.04	—	—	—	23.93	4.54	1.24	1.24	(0.63)	26	57
Small-Cap Value Fund
2018(12)	13.30	0.01	0.90	0.91	—	(1.12)	(1.12)	13.09	6.56	1.47	1.24	0.10	4,523	28
2017(11)	13.21	0.03	1.36	1.39	(0.04)	(1.26)	(1.30)	13.30	11.58	1.49	1.24	0.22	4,931	148
2016	12.72	0.03	0.98	1.01	—	(0.52)	(0.52)	13.21	8.23	1.39	1.24	0.17	42,615	39
2015	14.40	(0.02)	(0.85)	(0.87)	—	(0.81)	(0.81)	12.72	(6.18)	1.46	1.24	(0.46)	72,822	53
2014(6)	13.99	(0.01)	0.42	0.41	—	—	—	14.40	2.93	1.46	1.24	(0.14)	26	43
Small-Cap Core Fund
2018(12)	13.22	(0.02)	1.06	1.04	—	(0.83)	(0.83)	13.43	7.73	1.70	1.15	(0.27)	2,634	42
2017	11.57	(0.02)	1.88	1.86	(0.01)	(0.20)	(0.21)	13.22	16.09	1.83	1.15	(0.18)	2,612	90
2016	10.41	0.02	1.22	1.24	—	(0.08)	(0.08)	11.57	11.97	2.54	1.15	0.19	647	70
2015	10.38	(0.01)	0.04	0.03	—	—	—	10.41	0.29	5.02	1.15	(0.28)	629	64
2014(6)	10.08	(0.01)	0.31	0.30	—	—	—	10.38	2.98	4.82	1.15	(0.30)	26	43

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)					Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses		Net Expenses (2)		Net investment income (loss) (2)
Small-Cap Growth Fund
2018(12)	$18.37	$(0.06)	$1.74	$1.68	$—	$(2.08)	$(2.08)	$17.97	9.44%	1.31%		1.24%		(0.63)%	$54,365	32%
2017(9)	17.79	(0.06)	0.64	0.58	—	—	—	18.37	3.26	1.24		1.24		(0.97)	57,737	197
Global Low Volatility Equity Fund
2018(3)(12)	13.16	0.04	0.80	0.84	(0.35)	(0.13)	(0.48)	13.52	6.43	1.49		1.10		0.93	1,131	17
2017(3)	12.61	0.14	0.66	0.80	(0.17)	(0.08)	(0.25)	13.16	6.59	1.52		1.10		1.96	997	74
2016(3)	11.31	0.11	1.25	1.36	(0.06)	(0.00)	(0.06)	12.61	12.11	1.63		1.10		2.04	266	36
2015(3)	11.47	0.14	(0.17)	(0.03)	(0.08)	(0.05)	(0.13)	11.31	(0.28)	5.76		1.10		2.38	142	31
2014(3)(6)	11.12	0.05	0.30	0.35	—	—	—	11.47	3.15	11.55		1.10		1.53	26	29
Disciplined International Equity Fund
2018(3)(12)	11.17	(0.01)	0.50	0.49	(0.22)	—	(0.22)	11.44	4.42	1.36		1.15		0.37	183	32
2017(3)	9.56	0.20	1.66	1.86	(0.25)	—	(0.25)	11.17	19.97	1.39		1.15		1.98	149	77
2016(3)(8)	10.00	0.23	(0.67)	(0.44)	—	—	—	9.56	(4.40)	1.45		1.15		2.53	125	64
Pyrford International Stock Fund
2018(3)(11)(12)	13.16	0.03	0.30	0.33	—	—	—	13.49	2.51	1.22		1.19		0.50	690	6
2017(3)(11)	12.18	0.40	0.83	1.23	(0.25)	—	(0.25)	13.16	10.38	1.30		1.21		3.11	891	33
2016(3)	11.74	0.33	0.35	0.68	(0.24)	—	(0.24)	12.18	5.96	1.31		1.24		0.92	88	12
2015(3)	13.11	0.05	(1.34)	(1.29)	(0.08)	—	(0.08)	11.74	(9.86)	1.28		1.24		2.79	817	9
2014(3)(6)	13.13	0.07	(0.09)	(0.02)	—	—	—	13.11	(0.15)	1.28		1.24		1.95	25	6
LGM Emerging Markets Equity Fund
2018(3)(12)	15.93	(0.02)	1.03	1.01	—	—	—	16.94	6.34	1.59		1.40		(0.16)	5,314	14
2017(3)(11)	14.04	0.13	1.82	1.95	(0.06)	—	(0.06)	15.93	14.03	1.63		1.40		0.96	4,776	40
2016(3)	12.12	0.16	1.86	2.02	(0.10)	—	(0.10)	14.04	16.88	1.64		1.40		0.92	51,879	24
2015(3)	14.30	0.08	(2.09)	(2.01)	(0.17)	—	(0.17)	12.12	(14.18)	1.59		1.40		2.01	63,966	25
2014(3)(6)	13.69	0.08	0.53	0.61	—	—	—	14.30	4.46	1.66		1.40		2.05	26	38
Alternative Strategies Fund
2018(3) (12)	10.74	(0.06)	(0.07)	(0.13)	—	(0.67)	(0.67)	9.94	(1.44)	3.17	(10)	2.30	(10)	(0.97)	117	54
2017(3)	10.30	(0.18)	0.62	0.44	—	—	—	10.74	4.27	3.65	(10)	2.95	(10)	(0.93)	157	251
2016(3)	10.40	(0.23)	0.23	0.00	—	(0.10)	(0.10)	10.30	(0.02)	3.88	(10)	3.07	(10)	1.11	286	279
2015(3)(7)	10.00	(0.06)	0.46	0.40	—	—	—	10.40	4.00	4.94	(10)	2.72	(10)	(1.07)	1,011	119
Global Long/Short Equity Fund
2018(3) (12)	12.22	(0.03)	0.26	0.23	(0.01)	(0.42)	(0.43)	12.02	1.78	3.89	(10)	2.39	(10)	(0.53)	811	20
2017(3)	10.68	0.01	1.66	1.67	(0.04)	(0.09)	(0.13)	12.22	15.77	5.05	(10)	2.42	(10)	0.03	730	42
2016(3)(8)	10.00	0.03	0.65	0.68	—	—	—	10.68	6.80	9.46	(10)	2.36	(10)	0.46	510	45
Ultra Short Tax-Free Fund
2018(12)	10.08	0.04	(0.00)	0.04	(0.04)	(0.01)	(0.05)	10.07	0.39	0.64		0.55		0.88	34,251	75
2017	10.08	0.07	0.01	0.08	(0.07)	(0.01)	(0.08)	10.08	0.80	0.64		0.55		0.74	34,696	126
2016	10.08	0.04	0.01	0.05	(0.04)	(0.01)	(0.05)	10.08	0.50	0.64		0.55		0.39	25	56
2015	10.09	0.04	(0.01)	0.03	(0.04)	—	(0.04)	10.08	0.25	0.60		0.55		0.34	25	57
2014(6)	10.09	0.01	0.00	0.01	(0.01)	—	(0.01)	10.09	0.13	0.59		0.55		0.50	25	86
Short Tax-Free Fund
2018(12)	10.22	0.07	(0.09)	(0.02)	(0.07)	—	(0.07)	10.13	(0.21)	0.75		0.55		1.36	6,439	46
2017	10.24	0.13	(0.02)	0.11	(0.13)	(0.00)	(0.13)	10.22	1.08	0.76		0.55		1.27	7,166	93
2016	10.20	0.11	0.06	0.17	(0.11)	(0.02)	(0.13)	10.24	1.69	0.77		0.55		1.04	1,151	39
2015	10.20	0.12	(0.00)	0.12	(0.12)	—	(0.12)	10.20	1.21	0.83		0.55		1.15	453	50
2014(6)	10.17	0.03	0.03	0.06	(0.03)	—	(0.03)	10.20	0.64	0.83		0.55		1.29	25	69
Short-Term Income Fund
2018(12)	9.39	0.08	(0.10)	(0.02)	(0.08)	—	(0.08)	9.29	(0.23)	0.72		0.60		1.66	32,068	22
2017	9.40	0.15	(0.01)	0.14	(0.15)	—	(0.15)	9.39	1.46	0.72		0.60		1.61	33,311	53
2016	9.33	0.10	0.07	0.17	(0.10)	—	(0.10)	9.40	1.87	0.70		0.60		0.98	157	64
2015	9.40	0.09	(0.05)	0.04	(0.11)	—	(0.11)	9.33	0.43	0.69		0.60		1.02	25	29
2014(6)	9.42	0.02	(0.01)	0.01	(0.03)	—	(0.03)	9.40	0.10	0.71		0.60		1.10	25	43

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Intermediate Tax-Free Fund
2018(12)	$11.37	$0.15	$(0.23)	$(0.08)	$(0.15)	$(0.00)	$(0.15)	$11.14	(0.69)%	0.57%	0.55%	2.71%	$12,649	18%
2017	11.61	0.29	(0.21)	0.08	(0.29)	(0.03)	(0.32)	11.37	0.79	0.57	0.55	2.57	10,842	44
2016	11.26	0.25	0.37	0.62	(0.25)	(0.02)	(0.27)	11.61	5.56	0.57	0.55	2.18	1,693	42
2015	11.25	0.26	0.01	0.27	(0.26)	—	(0.26)	11.26	2.36	0.57	0.55	2.24	2,095	26
2014(6)	11.16	0.07	0.09	0.16	(0.07)	—	(0.07)	11.25	1.46	0.60	0.55	2.41	2,044	35
Strategic Income Fund
2018(12)	9.45	0.18	(0.13)	0.05	(0.20)	—	(0.20)	9.30	0.48	0.94	0.80	3.92	16,811	17
2017	9.43	0.28	0.03	0.31	(0.29)	—	(0.29)	9.45	3.32	0.90	0.80	3.14	18,354	65
2016	9.31	0.22	0.16	0.38	(0.26)	—	(0.26)	9.43	4.17	0.86	0.80	2.27	32	13
2015	9.36	0.22	0.00	0.22	(0.27)	—	(0.27)	9.31	2.34	0.93	0.80	2.36	26	44
2014(6)	9.35	0.03	0.05	0.08	(0.07)	—	(0.07)	9.36	0.86	0.94	0.80	2.38	25	129
TCH Corporate Income Fund
2018(12)	13.20	0.19	(0.25)	(0.06)	(0.19)	(0.01)	(0.20)	12.94	(0.44)	0.71	0.59	2.88	985	11
2017	13.17	0.35	0.14	0.49	(0.35)	(0.11)	(0.46)	13.20	3.86	0.71	0.59	2.63	1,384	44
2016	12.33	0.45	0.89	1.34	(0.45)	(0.05)	(0.50)	13.17	11.23	0.72	0.59	3.77	66	62
2015	13.09	0.36	(0.71)	(0.35)	(0.36)	(0.05)	(0.41)	12.33	(2.73)	0.70	0.59	2.83	25	26
2014(6)	12.93	0.09	0.17	0.26	(0.10)	—	(0.10)	13.09	2.02	0.72	0.59	2.92	25	25
TCH Core Plus Bond Fund
2018(12)	11.79	0.15	(0.28)	(0.13)	(0.15)	(0.01)	(0.16)	11.50	(1.11)	0.58	0.58	2.55	3,551	12
2017	11.89	0.28	(0.06)	0.22	(0.28)	(0.04)	(0.32)	11.79	1.91	0.59	0.59	2.36	3,337	34
2016	11.42	0.34	0.48	0.82	(0.35)	(0.00)	(0.35)	11.89	7.36	0.59	0.59	2.99	1,434	39
2015	11.95	0.32	(0.47)	(0.15)	(0.32)	(0.06)	(0.38)	11.42	(1.28)	0.58	0.58	2.71	312	25
2014(6)	11.82	0.08	0.14	0.22	(0.09)	—	(0.09)	11.95	1.85	0.60	0.59	2.74	25	44
High Yield Bond Fund
2018(12)	9.58	0.24	(0.18)	0.06	(0.24)	—	(0.24)	9.40	0.66	2.20	0.90	5.16	924	19
2017	9.49	0.44	0.15	0.59	(0.50)	—	(0.50)	9.58	6.37	1.42	0.90	5.26	1,010	47
2016	9.41	0.48	0.08	0.56	(0.48)	—	(0.48)	9.49	6.22	1.21	0.90	5.15	72,010	51
2015	10.44	0.51	(0.79)	(0.28)	(0.51)	(0.24)	(0.75)	9.41	(2.70)	1.21	0.90	5.13	42,843	46
2014(6)	10.52	0.14	(0.08)	0.06	(0.14)	—	(0.14)	10.44	0.58	1.17	0.90	5.09	25	42

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Reflects operations for the period from May 27, 2014 (inception date) to August 31, 2014.
(7)	Reflects operations for the period from December 16, 2014 (inception date) to August 31, 2015.
(8)	Reflects operations for the period from September 17, 2015 (inception date) to August 31, 2016.
(9)	Reflects operations for the period from May 31, 2017 (inception date) to August 31, 2017
(10)	Percentages shown include interest expense and dividends on securities sold short. Gross and net expense ratios, respectively, excluding interest expense and dividends on securities sold short are as follows:

Alternative Strategies Fund			Global Long/Short Equity Fund
	Gross	Net		Gross	Net
2018	2.87%	2.00%	2018	3.10%	1.60%
2017	2.85	2.15	2017	4.23	1.60
2016	3.05	2.20	2016	8.70	1.60
2015	4.42	2.20

(11)	Calculated using the average shares method.
(12)	For the six months ended February 28, 2018 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Low Volatility Equity Fund
2018(14)	$14.42	$0.11	$0.61	$0.72	$(0.11)	$(0.39)	$(0.50)	$14.64	5.04%	0.79%	0.65%	1.44%	$127,291	21%
2017	13.84	0.24	0.74	0.98	(0.23)	(0.17)	(0.40)	14.42	7.24	0.78	0.65	1.69	127,837	56
2016	12.84	0.20	1.35	1.55	(0.19)	(0.36)	(0.55)	13.84	12.47	0.80	0.65	1.62	135,413	40
2015	13.22	0.20	0.53	0.73	(0.21)	(0.90)	(1.11)	12.84	5.56	0.87	0.65	1.52	76,792	47
2014	11.28	0.18	2.05	2.23	(0.18)	(0.11)	(0.29)	13.22	19.97	0.89	0.65	1.49	57,421	47
2013(3)(6)	10.00	0.10	1.25	1.35	(0.07)	—	(0.07)	11.28	13.47	1.28	0.65	1.79	41,009	101
Dividend Income Fund
2018(14)	14.47	0.16	1.68	1.84	(0.17)	(1.70)	(1.87)	14.44	13.17	0.82	0.65	2.16	125,331	18
2017(13)	12.96	0.33	1.60	1.93	(0.31)	(0.11)	(0.42)	14.47	15.15	0.83	0.65	2.37	112,377	43
2016	12.62	0.35	1.08	1.43	(0.33)	(0.76)	(1.09)	12.96	12.07	0.83	0.65	2.68	38,719	51
2015	14.32	0.35	(0.77)	(0.42)	(0.36)	(0.92)	(1.28)	12.62	(3.38)	0.80	0.65	2.50	45,554	46
2014	12.27	0.32	2.51	2.83	(0.31)	(0.47)	(0.78)	14.32	23.87	0.80	0.65	2.43	55,387	45
2013(3)	10.80	0.33	1.46	1.79	(0.32)	—	(0.32)	12.27	16.78	0.81	0.65	2.79	50,393	25
Large-Cap Value Fund
2018(13)(14)	15.88	0.11	1.54	1.65	(0.11)	(1.45)	(1.56)	15.97	10.47	0.74	0.72	1.38	259,350	29
2017(13)	14.16	0.22	1.83	2.05	(0.21)	(0.12)	(0.33)	15.88	14.66	0.77	0.75	1.47	307,156	62
2016	15.26	0.24	0.53	0.77	(0.26)	(1.61)	(1.87)	14.16	5.57	0.85	0.82	1.83	136,813	60
2015	17.06	0.18	(0.23)	(0.05)	(0.13)	(1.62)	(1.75)	15.26	(0.45)	0.97	0.96	1.04	94,439	72
2014	14.56	0.16	3.56	3.72	(0.16)	(1.06)	(1.22)	17.06	26.74	0.98	0.98	0.95	119,263	68
2013(3)	12.24	0.17	2.37	2.54	(0.22)	—	(0.22)	14.56	20.95	1.02	0.99	1.24	101,834	71
Large-Cap Growth Fund
2018(14)	17.60	0.04	2.18	2.22	(0.02)	(1.00)	(1.02)	18.80	12.95	0.74	0.72	0.40	253,280	25
2017	15.47	0.10	3.06	3.16	(0.13)	(0.90)	(1.03)	17.60	21.63	0.78	0.75	0.65	278,436	75
2016	16.39	0.07	1.44	1.51	(0.06)	(2.37)	(2.43)	15.47	9.88	0.88	0.82	0.50	95,438	70
2015	18.06	0.07	0.90	0.97	(0.04)	(2.60)	(2.64)	16.39	5.85	0.98	0.96	0.29	72,958	94
2014	15.18	0.06	4.36	4.42	(0.09)	(1.45)	(1.54)	18.06	30.63	0.99	0.99	0.28	130,948	67
2013(3)	14.24	0.08	1.96	2.04	(0.06)	(1.04)	(1.10)	15.18	15.46	1.00	0.99	0.58	122,689	100
Mid-Cap Value Fund
2018(14)	11.89	0.06	0.73	0.79	(0.12)	(0.50)	(0.62)	12.06	6.62	1.03	0.99	1.00	108,757	30
2017	14.38	0.08	1.27	1.35	(0.07)	(3.77)	(3.84)	11.89	13.10	1.01	0.99	0.91	127,304	139
2016	15.01	0.16	0.85	1.01	(0.17)	(1.47)	(1.64)	14.38	7.55	0.98	0.98	1.09	75,608	24
2015	17.63	0.08	(0.60)	(0.52)	(0.04)	(2.06)	(2.10)	15.01	(3.29)	0.97	0.97	0.43	99,160	27
2014	16.23	0.08	3.64	3.72	(0.12)	(2.20)	(2.32)	17.63	24.96	0.95	0.95	0.49	145,606	30
2013(3)	13.23	0.12	3.61	3.73	(0.11)	(0.62)	(0.73)	16.23	29.58	0.97	0.97	0.77	122,818	48
Mid-Cap Growth Fund
2018(14)	15.39	(0.02)	2.39	2.37	—	(0.99)	(0.99)	16.77	15.81	1.10	0.99	(0.17)	82,043	33
2017	16.76	0.03	2.19	2.22	(0.05)	(3.54)	(3.59)	15.39	17.07	1.12	0.99	(0.07)	94,464	157
2016	20.51	0.04	(0.91)	(0.87)	—	(2.88)	(2.88)	16.76	(4.06)	1.04	0.99	0.33	39,569	59
2015	24.37	(0.08)	(0.55)	(0.63)	—	(3.23)	(3.23)	20.51	(2.61)	1.00	0.99	(0.26)	82,768	53
2014	23.26	(0.09)	4.26	4.17	—	(3.06)	(3.06)	24.37	19.43	0.97	0.97	(0.36)	144,807	57
2013(3)	20.32	(0.05)	4.26	4.21	—	(1.27)	(1.27)	23.26	21.74	0.97	0.97	(0.24)	142,302	58
Small-Cap Value Fund
2018(14)	13.47	0.03	0.92	0.95	—	(1.12)	(1.12)	13.30	6.78	1.22	0.99	0.34	50,709	28
2017(13)	13.37	0.04	1.41	1.45	(0.09)	(1.26)	(1.35)	13.47	11.87	1.24	0.99	0.33	56,585	148
2016	12.84	0.05	1.00	1.05	—	(0.52)	(0.52)	13.37	8.47	1.14	0.99	0.40	25,522	39
2015	14.50	(0.01)	(0.84)	(0.85)	—	(0.81)	(0.81)	12.84	(5.99)	1.21	0.99	(0.14)	19,186	53
2014	13.62	0.01	2.25	2.26	—	(1.38)	(1.38)	14.50	17.68	1.15	0.99	0.04	16,369	43
2013(3)	10.51	0.09	3.35	3.44	(0.09)	(0.24)	(0.33)	13.62	33.49	1.26	0.99	0.48	13,404	74

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)					Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses		Net Expenses (2)		Net investment income (loss) (2)
Small-Cap Core Fund
2018(14)	$13.30	$(0.00)	$1.06	$1.06	$(0.01)	$(0.83)	$(0.84)	$13.52	7.82%	1.45%		0.90%		(0.03)%	$17,003	42%
2017	11.64	0.01	1.89	1.90	(0.04)	(0.20)	(0.24)	13.30	16.33	1.58		0.90		0.14	17,049	90
2016	10.45	0.03	1.25	1.28	(0.01)	(0.08)	(0.09)	11.64	12.37	2.29		0.90		0.44	10,780	70
2015	10.40	0.02	0.03	0.05	—	—	—	10.45	0.48	4.77		0.90		0.17	3,632	64
2014(9)	10.00	0.00	0.40	0.40	—	—	—	10.40	4.00	6.75		0.90		(0.03)	3,030	43
Small-Cap Growth Fund
2018(14)	19.00	(0.03)	1.79	1.76	—	(2.08)	(2.08)	18.68	9.55	1.06		0.99		(0.38)	82,452	32
2017	16.62	(0.14)	2.52	2.38	—	—	—	19.00	14.32	1.02		1.02		(0.37)	81,259	197
2016	18.60	(0.10)	(0.64)	(0.74)	—	(1.24)	(1.24)	16.62	(3.72)	1.18		1.18		(0.21)	179,726	63
2015	22.75	(0.07)	(0.29)	(0.36)	—	(3.79)	(3.79)	18.60	(1.27)	1.15		1.15		(0.35)	339,016	59
2014	22.55	(0.02)	3.16	3.14	—	(2.94)	(2.94)	22.75	14.69	1.15		1.15		(0.09)	363,988	82
2013(3)	18.33	(0.12)	5.67	5.55	—	(1.33)	(1.33)	22.55	32.26	1.16		1.16		(0.62)	297,065	76
Global Low Volatility Equity Fund
2018(3)(14)	13.20	0.08	0.78	0.86	(0.37)	(0.13)	(0.50)	13.56	6.59	1.24		0.85		1.17	51,131	17
2017(3)	12.65	0.19	0.64	0.83	(0.20)	(0.08)	(0.28)	13.20	6.76	1.27		0.85		1.98	48,221	74
2016(3)	11.34	0.07	1.33	1.40	(0.09)	(0.00)	(0.09)	12.65	12.44	1.38		0.85		2.26	38,909	36
2015(3)	11.50	0.25	(0.26)	(0.01)	(0.10)	(0.05)	(0.15)	11.34	(0.08)	5.51		0.85		2.16	4,144	31
2014(3)(8)	10.00	0.07	1.43	1.50	—	—	—	11.50	15.00	13.27		0.85		1.76	3,947	29
Disciplined International Equity Fund
2018(3)(14)	11.19	0.04	0.46	0.50	(0.24)	—	(0.24)	11.45	4.52	1.11		0.90		0.65	77,734	32
2017(3)	9.58	0.25	1.64	1.89	(0.28)	—	(0.28)	11.19	20.30	1.14		0.90		2.13	72,239	77
2016(3)(11)	10.00	0.23	(0.65)	(0.42)	—	—	—	9.58	(4.20)	1.20		0.90		2.51	67,434	64
Pyrford International Stock Fund
2018(3)(14)	13.21	0.05	0.30	0.35	(0.34)	—	(0.34)	13.22	2.65	0.97		0.94		0.77	550,947	6
2017(3)(13)	12.22	0.32	0.94	1.26	(0.27)	—	(0.27)	13.21	10.68	1.05		0.96		2.59	593,746	33
2016(3)	11.78	0.35	0.36	0.71	(0.27)	—	(0.27)	12.22	6.21	1.06		0.99		2.44	485,787	12
2015(3)	13.14	0.22	(1.48)	(1.26)	(0.10)	—	(0.10)	11.78	(9.63)	1.03		0.99		2.52	626,232	9
2014(3)	12.10	0.39	1.27	1.66	(0.59)	(0.03)	(0.62)	13.14	14.00	1.02		0.99		3.32	272,486	6
2013(3)	10.78	0.22	1.40	1.62	(0.25)	(0.05)	(0.30)	12.10	15.29	1.09		0.99		2.63	159,985	15
LGM Emerging Markets Equity Fund
2018(3)(14)	15.97	0.01	1.02	1.03	(0.13)	—	(0.13)	16.87	6.47	1.34		1.15		0.10	199,546	14
2017(3)(13)	14.08	0.15	1.84	1.99	(0.10)	—	(0.10)	15.97	14.36	1.38		1.15		1.04	157,581	40
2016(3)	12.16	0.15	1.90	2.05	(0.13)	—	(0.13)	14.08	17.12	1.39		1.15		1.07	78,851	24
2015(3)	14.33	0.16	(2.13)	(1.97)	(0.20)	—	(0.20)	12.16	(13.88)	1.34		1.15		1.15	85,034	25
2014(3)	12.61	0.23	1.71	1.94	(0.22)	—	(0.22)	14.33	15.57	1.30		1.15		1.89	111,807	38
2013(3)	13.69	0.26	(0.34)	(0.08)	(0.20)	(0.80)	(1.00)	12.61	(1.00)	1.40		1.15		2.41	84,760	29
Alternative Strategies Fund
2018(13)(14)	10.81	(0.04)	(0.09)	(0.13)	—	(0.67)	(0.67)	10.01	(1.33)	2.92	(12)	2.05	(12)	(0.72)	81,413	54
2017(3)	10.33	(0.09)	0.57	0.48	—	—	—	10.81	4.65	3.40	(12)	2.70	(12)	(0.67)	95,583	251
2016(3)	10.42	(0.05)	0.07	0.02	(0.01)	(0.10)	(0.11)	10.33	0.16	3.63	(12)	2.82	(12)	(0.75)	109,128	279
2015(3)(10)	10.00	(0.08)	0.50	0.42	—	—	—	10.42	4.20	4.69	(12)	2.47	(12)	(1.11)	34,261	119
Global Long/Short Equity Fund
2018(3)(14)	12.25	(0.01)	0.25	0.24	(0.03)	(0.42)	(0.45)	12.04	1.91	3.64	(12)	2.14	(12)	(0.30)	12,895	20
2017(3)	10.70	0.05	1.66	1.71	(0.07)	(0.09)	(0.16)	12.25	16.10	4.80	(12)	2.17	(12)	0.27	8,967	42
2016(3)(11)	10.00	0.04	0.66	0.70	—	—	—	10.70	7.00	9.21	(12)	2.11	(12)	0.50	3,717	45

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Ultra Short Tax-Free Fund
2018(14)	$10.08	$0.06	$(0.02)	$0.04	$(0.05)	$(0.01)	$(0.06)	$10.06	0.41%	0.39%	0.30%	1.13%	$651,136	75%
2017	10.07	0.10	0.02	0.12	(0.10)	(0.01)	(0.11)	10.08	1.15	0.39	0.30	0.94	625,691	126
2016	10.08	0.07	0.00	0.07	(0.07)	(0.01)	(0.08)	10.07	0.65	0.39	0.30	0.65	548,641	56
2015	10.09	0.06	(0.01)	0.05	(0.06)	—	(0.06)	10.08	0.50	0.35	0.30	0.59	702,324	57
2014	10.04	0.09	0.05	0.14	(0.09)	(0.00)	(0.09)	10.09	1.35	0.34	0.30	0.82	663,538	86
2013	10.09	0.10	(0.05)	0.05	(0.10)	(0.00)	(0.10)	10.04	0.51	0.32	0.30	0.97	739,246	71
Short Tax-Free Fund
2018(14)	10.22	0.08	(0.08)	(0.00)	(0.08)	—	(0.08)	10.14	(0.03)	0.50	0.40	1.51	183,091	46
2017	10.25	0.14	(0.03)	0.11	(0.14)	(0.00)	(0.14)	10.22	1.14	0.51	0.40	1.39	175,454	93
2016	10.20	0.13	0.07	0.20	(0.13)	(0.02)	(0.15)	10.25	1.94	0.52	0.40	1.18	168,592	39
2015	10.21	0.14	(0.01)	0.13	(0.14)	—	(0.14)	10.20	1.26	0.58	0.40	1.32	105,734	50
2014	9.95	0.15	0.26	0.41	(0.15)	—	(0.15)	10.21	4.12	0.62	0.40	1.45	78,050	69
2013(3)(7)	10.00	0.10	(0.05)	0.05	(0.10)	—	(0.10)	9.95	0.45	0.81	0.40	1.33	34,138	74
Short-Term Income Fund
2018(14)	9.40	0.09	(0.10)	(0.01)	(0.09)	—	(0.09)	9.30	(0.11)	0.47	0.35	1.91	209,196	22
2017	9.42	0.17	(0.02)	0.15	(0.17)	—	(0.17)	9.40	1.60	0.47	0.35	1.76	209,278	53
2016	9.35	0.11	0.09	0.20	(0.13)	—	(0.13)	9.42	2.12	0.45	0.35	1.16	234,507	64
2015	9.42	0.12	(0.06)	0.06	(0.13)	—	(0.13)	9.35	0.69	0.44	0.35	1.24	263,894	29
2014	9.39	0.13	0.04	0.17	(0.14)	—	(0.14)	9.42	1.80	0.43	0.35	1.35	142,526	43
2013(3)	9.48	0.16	(0.07)	0.09	(0.18)	—	(0.18)	9.39	0.91	0.43	0.35	1.70	117,378	51
Intermediate Tax-Free Fund
2018(14)	11.37	0.17	(0.23)	(0.06)	(0.17)	(0.00)	(0.17)	11.14	(0.57)	0.32	0.32	2.94	725,146	18
2017	11.60	0.31	(0.20)	0.11	(0.31)	(0.03)	(0.34)	11.37	1.11	0.32	0.32	2.79	631,658	44
2016	11.26	0.28	0.36	0.64	(0.28)	(0.02)	(0.30)	11.60	5.71	0.32	0.32	2.43	601,873	42
2015	11.25	0.28	0.01	0.29	(0.28)	—	(0.28)	11.26	2.60	0.32	0.32	2.46	559,937	26
2014	10.66	0.31	0.59	0.90	(0.31)	(0.00)	(0.31)	11.25	8.50	0.36	0.36	2.77	396,291	35
2013(3)	11.29	0.30	(0.56)	(0.26)	(0.30)	(0.07)	(0.37)	10.66	(2.40)	0.36	0.36	2.70	352,883	39
Strategic Income Fund
2018(14)	9.44	0.19	(0.13)	0.06	(0.21)	—	(0.21)	9.29	0.60	0.69	0.55	4.15	14,424	17
2017	9.42	0.27	0.06	0.33	(0.31)	—	(0.31)	9.44	3.58	0.65	0.55	2.68	21,550	65
2016	9.31	0.23	0.17	0.40	(0.29)	—	(0.29)	9.42	4.32	0.61	0.55	2.53	21,663	13
2015	9.35	0.24	0.01	0.25	(0.29)	—	(0.29)	9.31	2.70	0.68	0.55	2.61	22,981	44
2014	9.16	0.23	0.23	0.46	(0.27)	—	(0.27)	9.35	5.13	0.67	0.55	2.45	28,473	129
2013(3)	9.76	0.15	(0.39)	(0.24)	(0.25)	(0.11)	(0.36)	9.16	(2.57)	0.63	0.55	1.57	35,880	307
TCH Corporate Income Fund
2018(14)	13.19	0.20	(0.26)	(0.06)	(0.20)	(0.01)	(0.21)	12.92	(0.45)	0.46	0.46	3.02	134,485	11
2017	13.15	0.37	0.15	0.52	(0.37)	(0.11)	(0.48)	13.19	4.07	0.46	0.46	2.84	134,293	44
2016	12.32	0.46	0.88	1.34	(0.46)	(0.05)	(0.51)	13.15	11.28	0.47	0.47	3.77	129,429	62
2015	13.07	0.38	(0.70)	(0.32)	(0.38)	(0.05)	(0.43)	12.32	(2.53)	0.45	0.45	2.97	162,107	26
2014	12.37	0.45	0.91	1.36	(0.45)	(0.21)	(0.66)	13.07	11.32	0.49	0.49	3.50	121,773	25
2013(3)	13.03	0.44	(0.35)	0.09	(0.45)	(0.30)	(0.75)	12.37	0.54	0.50	0.50	3.36	93,490	123
TCH Core Plus Bond Fund
2018(14)	11.78	0.16	(0.26)	(0.10)	(0.17)	(0.01)	(0.18)	11.50	(0.90)	0.33	0.33	2.80	982,404	12
2017	11.89	0.31	(0.07)	0.24	(0.31)	(0.04)	(0.35)	11.78	2.08	0.34	0.34	2.62	975,051	34
2016	11.42	0.37	0.48	0.85	(0.38)	(0.00)	(0.38)	11.89	7.63	0.34	0.34	3.25	459,228	39
2015	11.94	0.34	(0.45)	(0.11)	(0.35)	(0.06)	(0.41)	11.42	(0.96)	0.33	0.33	2.94	472,576	25
2014	11.32	0.33	0.65	0.98	(0.34)	(0.02)	(0.36)	11.94	8.82	0.37	0.37	2.89	422,941	44
2013(3)	11.90	0.32	(0.29)	0.03	(0.33)	(0.28)	(0.61)	11.32	0.09	0.43	0.43	2.44	321,051	101

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
High Yield Bond Fund
2018(14)	$9.57	$0.26	$(0.18)	$0.08	$(0.26)	$—	$(0.26)	$9.39	0.78%	1.95%	0.65%	5.41%	$11,392	19%
2017	9.49	0.52	0.08	0.60	(0.52)	—	(0.52)	9.57	6.53	1.17	0.65	5.50	12,303	47
2016	9.41	0.50	0.08	0.58	(0.50)	—	(0.50)	9.49	6.47	0.96	0.65	5.43	34,345	51
2015	10.44	0.54	(0.79)	(0.25)	(0.54)	(0.24)	(0.78)	9.41	(2.46)	0.96	0.65	5.46	30,173	46
2014	10.32	0.58	0.26	0.84	(0.58)	(0.14)	(0.72)	10.44	8.32	0.85	0.65	5.53	37,307	42
2013(3)	10.32	0.59	0.00	0.59	(0.59)	(0.00)	(0.59)	10.32	5.80	0.83	0.65	5.61	49,722	34

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01. Effective June 14, 2013, the remaining domestic Funds discontinued their redemption fee policy.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Reflects operations for the period from September 28, 2012 (inception date) to August 31, 2013.
(7)	Reflects operations for the period from November 29, 2012 (inception date) to August 31, 2013.
(8)	Reflects operations for the period from September 30, 2013 (inception date) to August 31, 2014.
(9)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(10)	Reflects operations for the period from December 16, 2014 (inception date) to August 31, 2015.
(11)	Reflects operations for the period from September 17, 2015 (inception date) to August 31, 2016.
(12)	Percentages shown include interest expense and dividends on securities sold short. Gross and net expense ratios, respectively, excluding interest expense and dividends on securities sold short are as follows:

Alternative Strategies Fund			Global Long/Short Equity Fund
	Gross	Net		Gross	Net
2018	2.62%	1.75%	2018	2.85%	1.35%
2017	2.60	1.90	2017	3.98	1.35
2016	2.76	1.95	2016	8.45	1.35
2015	4.17	1.95

(13)	Calculated using the average shares method.
(14)	For the six months ended February 28, 2018 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Premier Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Government Money Market Fund
2018(7)	$1.00	$0.00	$0.00	$0.00	$(0.00)	$(0.00)	$(0.00)	$1.00	0.49%	0.25%	0.20%	0.99%	$2,486,509	—%
2017	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.45	0.25	0.20	0.45	2,269,361	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.11	0.28	0.18	0.12	1,967,459	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.28	0.08	0.01	467,294	—
2014	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	0.29	0.07	0.01	427,913	—
2013	1.00	0.00	—	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.30	0.13	0.01	431,677	—
Tax-Free Money Market Fund
2018(7)	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.44	0.32	0.20	0.89	277,327	—
2017	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.62	0.32	0.20	0.57	238,772	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.17	0.28	0.16	0.13	313,954	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	0.28	0.16	0.01	515,005	—
2014	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	0.28	0.19	0.02	453,901	—
2013	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.13	0.28	0.20	0.11	696,785	—
Prime Money Market Fund
2018(7)	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.59	0.28	0.20	1.20	253,619	—
2017	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.67	0.28	0.20	0.61	166,338	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.22	0.20	0.20	0.21	668,609	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	0.20	0.18	0.01	2,576,245	—
2014	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.20	0.18	0.01	1,968,436	—
2013	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.08	0.21	0.20	0.08	2,590,312	—
Institutional Prime Money Market Fund
2018(7)	1.0001	0.0060	(0.0001)	0.0059	(0.0060)	(0.0000)	(0.0060)	1.0000	0.60	0.30	0.20	1.22	426,878	—
2017(6)	1.00	0.0074	0.0001	0.0075	(0.0074)	(0.0000)	(0.0074)	1.0001	0.75	0.30	0.20	0.74	400,203	—
2016(5)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.00	0.29	0.20	0.37	415,218	—

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Reflects operations for the period from June 3, 2016 (inception date) to August 31, 2016.
(6)	Effective October 3, 2016, the BMO Institutional Prime Money Market Fund switched the valuation method of its securities from amortized cost to reflecting changes in market values, thus allowing the Fund’s NAV to “float”. In connection with this change, the Fund’s per share NAV is now calculated to four decimals (e.g., $1.0000).
(7)	For the six months ended February 28, 2018 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Retirement Class R-3 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Mid-Cap Value Fund
2018(7)	$11.84	$0.03	$0.73	$0.76	$(0.06)	$(0.50)	$(0.56)	$12.04	6.34%	1.54%	1.49%	0.52%	$25	30%
2017	14.34	0.04	1.25	1.29	(0.02)	(3.77)	(3.79)	11.84	12.60	1.51	1.49	0.40	24	139
2016	14.96	0.07	0.86	0.93	(0.08)	(1.47)	(1.55)	14.34	6.95	1.48	1.48	0.56	28	24
2015	17.62	(0.01)	(0.59)	(0.60)	—	(2.06)	(2.06)	14.96	(3.80)	1.47	1.47	(0.06)	25	27
2014(5)	16.58	0.00	1.04	1.04	—	—	—	17.62	6.27	1.45	1.45	0.07	26	30
Small-Cap Value Fund
2018(7)	13.27	(0.01)	0.91	0.90	—	(1.12)	(1.12)	13.05	6.50	1.72	1.49	(0.14)	78	28
2017(6)	13.21	(0.02)	1.38	1.36	(0.04)	(1.26)	(1.30)	13.27	11.32	1.74	1.49	(0.15)	117	148
2016	12.76	0.00	0.97	0.97	—	(0.52)	(0.52)	13.21	7.88	1.64	1.49	(0.07)	84	39
2015	14.48	(0.08)	(0.83)	(0.91)	—	(0.81)	(0.81)	12.76	(6.43)	1.71	1.49	(0.62)	24	53
2014(5)	14.07	(0.01)	0.42	0.41	—	—	—	14.48	2.91	1.71	1.49	(0.39)	26	43

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Reflects operations for the period from May 27, 2014 (inception date) to August 31, 2014.
(6)	Calculated using the average shares method.
(7)	For the six months ended February 28, 2018 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Retirement Class R-6 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Large-Cap Value Fund
2018(8)(9)	$15.88	$0.11	$1.56	$1.67	$(0.12)	$(1.45)	$(1.57)	$15.98	10.60%	0.59%	0.57%	1.34%	$81,792	29%
2017(8)	14.17	0.26	1.81	2.07	(0.24)	(0.12)	(0.36)	15.88	14.75	0.62	0.60	1.64	1,479	62
2016(7)	13.81	0.21	0.30	0.51	(0.15)	—	(0.15)	14.17	3.77	0.63	0.60	2.27	52	60
Large-Cap Growth Fund
2018(8)(9)	17.62	0.05	2.19	2.24	(0.04)	(1.00)	(1.04)	18.82	13.01	0.59	0.57	0.59	59,910	25
2017	15.49	0.09	3.10	3.19	(0.16)	(0.90)	(1.06)	17.62	21.83	0.63	0.60	0.75	2,852	75
2016(7)	14.75	0.07	0.67	0.74	—	—	—	15.49	5.02	0.66	0.60	0.72	53	70
Mid-Cap Value Fund
2018(9)	11.90	0.07	0.73	0.80	(0.13)	(0.50)	(0.63)	12.07	6.73	0.88	0.84	1.35	30,685	30
2017	14.38	0.11	1.26	1.37	(0.08)	(3.77)	(3.85)	11.90	13.31	0.86	0.84	1.05	14,714	139
2016	15.03	0.18	0.84	1.02	(0.20)	(1.47)	(1.67)	14.38	7.65	0.83	0.83	1.28	11,332	24
2015	17.65	0.11	(0.62)	(0.51)	(0.05)	(2.06)	(2.11)	15.03	(3.19)	0.82	0.82	0.64	8,776	27
2014(6)	16.58	0.03	1.04	1.07	—	—	—	17.65	6.45	0.80	0.80	0.71	27	30
Mid-Cap Growth Fund
2018(9)	15.46	0.00	2.39	2.39	—	(0.99)	(0.99)	16.86	15.87	0.95	0.84	0.36	23,092	33
2017	16.83	0.07	2.18	2.25	(0.08)	(3.54)	(3.62)	15.46	17.22	0.97	0.84	(0.13)	592	157
2016	20.55	0.09	(0.93)	(0.84)	—	(2.88)	(2.88)	16.83	(3.89)	0.89	0.84	0.49	25	59
2015	24.38	(0.03)	(0.57)	(0.60)	—	(3.23)	(3.23)	20.55	(2.47)	0.85	0.84	(0.12)	26	53
2014(6)	23.30	(0.02)	1.10	1.08	—	—	—	24.38	4.64	0.84	0.84	(0.24)	26	57
Small-Cap Value Fund
2018(8)(9)	13.53	0.05	0.92	0.97	—	(1.12)	(1.12)	13.38	6.91	1.07	0.84	0.69	9,898	28
2017(8)	13.42	0.05	1.42	1.47	(0.10)	(1.26)	(1.36)	13.53	12.05	1.09	0.84	0.37	2,653	148
2016	12.87	0.07	1.00	1.07	—	(0.52)	(0.52)	13.42	8.61	0.99	0.84	0.60	926	39
2015	14.50	(0.00)	(0.82)	(0.82)	—	(0.81)	(0.81)	12.87	(5.78)	1.06	0.84	0.01	134	53
2014(6)	14.07	0.01	0.42	0.43	—	—	—	14.50	3.06	1.06	0.84	0.25	26	43
Pyrford International Stock Fund
2018(3)(9)	13.22	0.06	0.31	0.37	(0.36)	—	(0.36)	13.23	2.79	0.82	0.79	0.90	151,670	6
2017(3)(8)	12.23	0.40	0.88	1.28	(0.29)	—	(0.29)	13.22	10.85	0.90	0.81	3.21	48,889	33
2016(3)	11.79	0.20	0.53	0.73	(0.29)	—	(0.29)	12.23	6.35	0.91	0.84	2.85	16,100	12
2015(3)	13.15	0.20	(1.45)	(1.25)	(0.11)	—	(0.11)	11.79	(9.56)	0.88	0.84	3.42	6,560	9
2014(3)(6)	13.15	0.08	(0.08)	0.00	—	—	—	13.15	0.00	0.88	0.84	2.36	25	6

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Reflects operations for the period from May 27, 2014 (inception date) to August 31, 2014.
(7)	Reflects operations for the period from December 28, 2015 (inception date) to August 31, 2016.
(8)	Calculated using the average shares method.
(9)	For the six months ended February 28, 2018 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Class F-3 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized loss	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Pyrford International Stock Fund
2017(3)(7)(8)	$13.22	$0.06	$0.31	$0.37	$(0.36)	$—	$(0.36)	$13.23	2.79%	0.82%	0.79%	0.86%	$8,146	6%
2017(3)(6)(7)	13.21	0.12	(0.11)	0.01	—	—	—	13.22	0.08	0.88	0.79	3.52	26	33

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Reflects operations for the period from May 31, 2017 (inception date) to August 31, 2017.
(7)	Calculated using the average shares method.
(8)	For the six months ended February 28, 2018 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

February 28, 2018 (Unaudited)

Notes to Financial Statements

1.	Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of February 28, 2018, the Corporation consisted of 42 portfolios, including 27 diversified portfolios within this semi-annual report (individually referred to as the “Fund,” or collectively as the “Funds”) each with differing share class offerings, as well as 10 target retirement and 5 target risk portfolios whose semi-annual report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

BMO Fund names as displayed throughout this report	Fund Inception Date	Investment Objective
Low Volatility Equity Fund	September 28, 2012	To provide capital appreciation.
Dividend Income Fund	December 29, 2011	To provide capital appreciation and current income.
Large-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Large-Cap Growth Fund	November 20, 1992	To provide capital appreciation.
Mid-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Mid-Cap Growth Fund	September 30, 1993	To provide capital appreciation.
Small-Cap Value Fund	February 28, 2011	To provide capital appreciation.
Small-Cap Core Fund	December 27, 2013	To provide capital appreciation.
Small-Cap Growth Fund	October 31, 1995	To provide capital appreciation.
Global Low Volatility Equity Fund(1)	September 30, 2013	To provide capital appreciation.
Disciplined International Equity Fund(1)	September 17, 2015	To provide capital appreciation.
Pyrford International Stock Fund(1)	December 29, 2011	To provide capital appreciation.
LGM Emerging Markets Equity Fund(1)	December 22, 2008	To provide capital appreciation.
Alternative Strategies Fund(1)	December 16, 2014	To provide capital appreciation with an emphasis on absolute returns.
Global Long/Short Equity Fund(1)	September 17, 2015	To provide capital appreciation.
Ultra Short Tax-Free Fund	September 30, 2009	To provide current income exempt from federal income tax consistent with preservation of capital.
Short Tax-Free Fund	November 29, 2012	To provide current income exempt from federal income tax consistent with preservation of capital.
Short-Term Income Fund	November 1, 1992	To maximize total return consistent with current income.
Intermediate Tax-Free Fund	February 1, 1994	To provide a high level of current income exempt from federal income tax consistent with preservation of capital.
Strategic Income Fund	December 13, 1992	To maximize total return consistent with current income.
TCH Corporate Income Fund	December 22, 2008	To maximize total return consistent with current income.
TCH Core Plus Bond Fund	December 22, 2008	To maximize total return consistent with current income.
High Yield Bond Fund	December 29, 2011	To maximize total return consistent with current income.
Government Money Market Fund	May 17, 2004	To provide current income consistent with stability of principal.
Tax-Free Money Market Fund	September 22, 2004	To provide current income that is exempt from federal income tax and is consistent with stability of principal.
Prime Money Market Fund	November 23, 1992	To provide current income consistent with stability of principal.
Institutional Prime Money Market Fund	June 3, 2016	To provide current income consistent with preservation of capital.

(1)	Collectively referred to as the “International Funds”.

2.	Significant Accounting Policies

The Funds are investment companies and follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an

BMO Funds

independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase, and of sufficient credit quality, are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value. The money market funds use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments; it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

Securities held in certain funds may be listed on foreign exchanges that do not value their listed securities at the same time each Fund calculates its NAV. Most foreign markets close well before each Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Repurchase Agreements—The Funds’ policy requires the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Adviser (or sub-advisers, as applicable) to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses, and Distributions—Interest income and expenses are accrued daily. Dividend income, realized gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. Paid-in-kind interest included in interest income, if any, is accrued daily.

The Funds offer multiple classes of shares which differ in their respective distribution, administration, and service fees. All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of total shares outstanding of each class without distinction between share classes.

Expenses attributable to a particular class of shares, such as shareholder servicing fees, are allocated directly to that class.

Premium and Discount Amortization/Paydown Gains and Losses—Premiums and discounts on fixed income securities are amortized/accreted for tax and financial statement purposes. Gains and losses realized on principal payments of mortgage-backed and asset-backed securities (paydown gains and losses) are classified as part of interest income.

Federal Income Taxes—The policies and procedures of the Funds require compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribution to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary. Withholding taxes on foreign dividends and unrealized appreciation on investments have been provided for in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the commitment to purchase securities. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Short Sales—Certain Funds may sell a security they do not own in anticipation that the price of the security will decline. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund closes the short sale by purchasing the security at the market price at the time of closure. The price at such time may be more or less than the

Notes to Financial Statements (continued)

price at which the security was sold by the Fund. Until the transaction is closed, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale. The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund closes the short sale, the Fund will experience a loss. The Fund’s loss on a short sale is the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Futures Contracts—Certain Funds may purchase futures contracts to manage cash flows, enhance yield, or to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Options Contracts—Certain Funds may write covered call and put options on futures, swaps, securities, or currencies a Fund owns, or in which it may invest to create investment exposure consistent with their investment objectives. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received, or made, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (called) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds also may purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked- to-market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, or currency transaction to determine the realized gain or loss.

Foreign Exchange Contracts—Certain Funds may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Certain Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of these Funds’ foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are marked-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Foreign Currency Translation—The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income, and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at each reporting period, resulting from changes in the exchange rate.

Restricted Securities—Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register

BMO Funds

such securities for resale at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors.

Redemption Fees—The International Funds impose a 2% redemption fee to shareholders who redeem shares held for 30 days or less. All redemption fees are recorded by the International Funds as paid-in-capital.

Securities Lending—Certain Funds participate in one of two securities lending programs, providing for the lending of corporate bonds, equity, and government securities to qualified brokers, in exchange for the opportunity to earn additional income for participating. State Street Bank & Trust Company and BMO Harris Bank N.A. serve as the securities lending agents for the International Funds and non-International Funds participating in the programs, respectively. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities and accrued interest loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates), and money market funds. The valuation of these collateral securities is discussed in “Investment Valuations” above. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund also is subject to the risks associated with the investments of cash collateral received from the borrower.

Cash collateral received as part of the International Funds securities lending program was invested in the following security as of February 28, 2018:

Description	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.320%	$45,065,864

Cash collateral received as part of the non-International Funds securities lending program was jointly pooled and invested in the following securities as of February 28, 2018 (1):

Description	Value
Atlantic Asset Securitization LLC, 1.572%, 4/4/2018(3)	$6,240,733
Atlantic Asset Securitization LLC, 1.601%, 3/16/2018(3)	7,495,000
Atlantic Asset Securitization LLC, 1.723%, 4/6/2018(3)	4,991,400
Bank of Nova Scotia, 1.774% (LIBOR 1 Month+18 basis points), 5/18/2018(2)	5,001,745
Bank of Nova Scotia, 1.814% (LIBOR 1 Month+23 basis points), 9/17/2018(2)	4,999,615
Bedford Row Funding Corp., 1.715% (LIBOR 1 Month+14 basis points), 3/1/2018(2)	7,850,000
Bedford Row Funding Corp., 1.731% (LIBOR 1 Month+15 basis points), 5/11/2018(2)	5,000,000
Bedford Row Funding Corp., 1.801% (LIBOR 1 Month+22 basis points), 6/11/2018(2)	7,500,000
Bedford Row Funding Corp., 1.814% (LIBOR 1 Month+22 basis points), 8/17/2018(2)	6,500,000
Bedford Row Funding Corp., 1.953% (LIBOR 1 Month+35 basis points), 2/15/2019(2)	7,500,000
BlackRock Liquidity Funds FedFund Portfolio, 1.392%	7,305,221
BMO Government Money Market Fund, 1.190%(4)	20,000,000
BMO Institutional Prime Money Market Fund, 1.430%(4)	310,000,000
Cargill Inc., 1.420%, 3/1/2018(3)	11,500,000
Citibank NA, 1.741% (LIBOR 1 Month+16 basis points), 7/11/2018(2)	5,500,000
Colgate Palmolive Co., 1.501%, 3/14/2018(3)	9,994,583
Collateralized Commercial Paper Co. LLC, 1.563%, 4/17/2018(3)	4,989,817
Collateralized Commercial Paper Co. LLC, 1.794% (LIBOR 1 Month+20 basis points), 7/20/2018(2)	7,500,000
Collateralized Commercial Paper Co. LLC, 1.806%, 5/1/2018(3)	4,984,750
Commonwealth Bank of Australia, 1.767% (LIBOR 1 Month+17 basis points), 8/15/2018(2)	4,999,365
Commonwealth Bank of Australia, 1.781% (LIBOR 1 Month+20 basis points), 10/11/2018(2)	5,500,000
Commonwealth Bank of Australia, 1.781% (LIBOR 1 Month+20 basis points), 5/11/2018(2)	6,000,000
Commonwealth Bank of Australia, 1.782% (LIBOR 1 Month+16 basis points), 7/23/2018(2)	3,200,000

Description	Value
Commonwealth Bank of Australia, 1.867% (LIBOR 1 Month+21 basis points), 11/30/2018(2)	$7,497,465
Credit Suisse New York, 1.818% (LIBOR 1 Month+26 basis points), 8/17/2018(2)	5,401,242
Credit Suisse New York, 1.821% (LIBOR 1 Month+24 basis points), 9/10/2018(2)	7,850,440
Credit Suisse New York, 1.824% (LIBOR 1 Month+26 basis points), 7/18/2018(2)	5,501,843
Credit Suisse New York, 1.854% (LIBOR 1 Month+26 basis points), 8/20/2018(2)	7,001,617
Credit Suisse New York, 1.856% (LIBOR 1 Month+26 basis points), 10/22/2018(2)	5,000,455
DNB Bank ASA, 1.430%, 3/6/2018(3)	11,497,716
Erste Abwicklungsanstalt, 1.652%, 3/27/2018(3)	7,491,063
Erste Abwicklungsanstalt, 1.699% (LIBOR 1 Month+11 basis points), 6/1/2018(2)	7,500,000
Erste Abwicklungsanstalt, 1.776%, 5/4/2018(3)	7,476,400
Exxon Mobil Corp., 1.450%, 3/5/2018(3)	15,997,422
Home Depot Inc., 1.450%, 3/2/2018(3)	9,999,597
HSBC Bank USA NA, 1.804% (LIBOR 1 Month+21 basis points), 11/20/2018(2)	7,499,025
HSBC Bank USA NA, 1.924% (LIBOR 1 Month+33 basis points), 3/20/2018(2)	5,001,245
JP Morgan Securities LLC, 1.780% (LIBOR 1 Month+20 basis points), 4/6/2018(2)	7,500,000
JP Morgan Securities LLC, 1.810% (LIBOR 1 Month+23 basis points), 7/2/2018(2)	5,000,000
Lexington Parker Capital Co. LLC, 1.500%, 3/6/2018(3)	14,996,875
LMA Americas LLC, 1.480%, 3/1/2018(3)	13,000,000
LMA Americas LLC, 1.703%, 4/3/2018(3)	7,488,313
Macquarie Bank Ltd., 2.070%, 5/21/2018(3)	7,465,238
Manhattan Asset Funding Co., 1.789% (LIBOR 1 Month+21 basis points), 5/4/2018(2)	5,000,000
Metlife Short Term Funding LLC, 1.581%, 3/21/2018(3)	7,593,329
Mitsubishi UFJ Trust & Banking Corp., 1.773% (LIBOR 1 Month+19 basis points), 3/8/2018(2)	7,499,933
Mitsubishi UFJ Trust & Banking Corp., 1.798% (LIBOR 1 Month+21 basis points), 7/16/2018(2)	5,000,925
Mitsubishi UFJ Trust & Banking Corp., 1.824% (LIBOR 1 Month+23 basis points), 8/16/2018(2)	7,500,638

Notes to Financial Statements (continued)

Description	Value
Mitsubishi UFJ Trust & Banking Corp., 1.829% (LIBOR 1 Month+25 basis points), 8/9/2018(2)	$5,001,275
Mitsubishi UFJ Trust & Banking Corp., 1.868% (LIBOR 1 Month+22 basis points), 6/29/2018(2)	7,501,718
Mizuho Bank Ltd, 1.778% (LIBOR 1 Month+19 basis points), 3/15/2018(2)	7,500,998
Mizuho Bank Ltd, 1.781% (LIBOR 1 Month+20 basis points), 4/10/2018(2)	6,302,180
Mizuho Bank Ltd, 1.794% (LIBOR 1 Month+20 basis points), 4/19/2018(2)	5,001,840
Mizuho Bank Ltd, 1.799% (LIBOR 1 Month+22 basis points), 5/8/2018(2)	7,503,465
Mizuho Bank Ltd, 1.824% (LIBOR 1 Month+23 basis points), 6/18/2018(2)	7,476,906
National Australia Bank Ltd., 1.848% (LIBOR 1 Month+20 basis points), 10/29/2018(2)	10,000,000
National Australia Bank Ltd., 1.930% (LIBOR 1 Month+35 basis points), 3/6/2018(2)	5,000,000
National Rural Utilities Co., 1.551%, 3/14/2018(3)	7,995,522
Norinchukin Bank (New York), 1.776% (LIBOR 1 Month+18 basis points), 5/21/2018(2)	7,502,535
Novartis Finance Corp., 1.500%, 3/6/2018(3)	6,998,542
Novartis Finance Corp., 1.500%, 3/7/2018(3)	19,995,000
Novartis Finance Corp., 1.551%, 3/19/2018(3)	7,494,188
Old Line Funding LLC, 1.729% (LIBOR 1 Month+15 basis points), 6/5/2018(2)	7,500,000
Old Line Funding LLC, 1.836% (LIBOR 1 Month+24 basis points), 8/22/2018(2)	7,500,000
Regency Markets No.1 LLC, 1.450%, 3/1/2018(3)	9,000,000
Regency Markets No.1 LLC, 1.530%, 3/7/2018(3)	7,498,088
Regency Markets No.1 LLC, 1.550%, 3/8/2018(3)	7,497,740
Regency Markets No.1 LLC, 1.581%, 3/14/2018(3)	9,994,294
Starbird Funding Corp., 1.420%, 3/1/2018(3)	11,500,000
Sumitomo Mitsui Banking Corp., 1.794% (LIBOR 1 Month+20 basis points), 4/19/2018(2)	5,902,171
Sumitomo Mitsui Banking Corp., 1.814% (LIBOR 1 Month+22 basis points), 5/18/2018(2)	7,503,263
Sumitomo Mitsui Banking Corp., 1.814% (LIBOR 1 Month+22 basis points), 6/18/2018(2)	5,001,320
Sumitomo Mitsui Banking Corp., 1.871% (LIBOR 1 Month+25 basis points), 10/24/2018(2)	7,498,328
Sumitomo Mitsui Banking Corp., 2.114% (LIBOR 3 Month+17 basis points), 8/24/2018(2)	6,556,321
Suncorp Metway, Ltd., 1.521%, 3/21/2018(3)	4,995,778
Suncorp Metway, Ltd., 1.964%, 7/9/2018(3)	6,454,229
Swedbank, 1.420%, 3/7/2018	10,000,000

Description	Value
Thunder Bay Funding LLC, 1.750% (LIBOR 1 Month+17 basis points), 7/2/2018(2)	$7,500,000
Thunder Bay Funding LLC, 1.781% (LIBOR 1 Month+20 basis points), 9/11/2018(2)	6,750,000
Thunder Bay Funding LLC, 1.826% (LIBOR 1 Month+23 basis points), 6/22/2018(2)	5,000,000
Toronto Dominion Bank, 1.730% (LIBOR 1 Month+15 basis points), 6/6/2018(2)	6,500,000
Toronto Dominion Bank, 1.769% (LIBOR 1 Month+19 basis points), 10/3/2018(2)	5,000,000
Toronto Dominion Bank, 1.781% (LIBOR 1 Month+20 basis points), 8/10/2018(2)	5,000,395
Toronto Dominion Bank, 1.853%, 2/8/2019	7,500,000
Toronto Dominion Bank, 1.928% (LIBOR 1 Month+34 basis points), 3/13/2018(2)	5,500,935
Toyota Motor Credit Corp., 1.759% (LIBOR 1 Month+18 basis points), 4/27/2018(2)	7,450,000
Toyota Motor Credit Corp., 1.766% (LIBOR 1 Month+17 basis points), 3/12/2018(2)	5,000,000
Toyota Motor Credit Corp., 1.770% (LIBOR 1 Month+19 basis points), 6/4/2018(2)	6,500,000
Toyota Motor Credit Corp., 1.774% (LIBOR 1 Month+18 basis points), 6/15/2018(2)	5,000,000
Toyota Motor Credit Corp., 1.778% (LIBOR 1 Month+19 basis points), 5/10/2018(2)	7,500,000
Wal-Mart Stores, Inc., 1.440%, 3/5/2018(3)	7,498,800
Wal-Mart Stores, Inc., 1.541%, 3/12/2018(3)	7,496,471
Wal-Mart Stores, Inc., 1.561%, 3/19/2018(3)	9,992,200
Wells Fargo Bank NA, 1.764% (LIBOR 1 Month+17 basis points), 4/20/2018(2)	5,001,435
Wells Fargo Bank NA, 1.800% (LIBOR 1 Month+22 basis points), 10/5/2018(2)	6,499,376
Wells Fargo Bank NA, 1.821% (LIBOR 1 Month+24 basis points), 11/9/2018(2)	7,249,775
Wells Fargo Bank NA, 1.852% (LIBOR 1 Month+20 basis points), 8/30/2018(2)	4,999,515
Westpac Banking Corp., 1.530%, 8/10/2018(3)	7,001,778
Westpac Banking Corp., 1.771% (LIBOR 1 Month+19 basis points), 9/10/2018(2)	7,500,000
Westpac Banking Corp., 1.834% (LIBOR 3 Month+13 basis points), 1/9/2019(2)	5,497,245
Westpac Banking Corp., 1.870% (U.S. Federal Funds Effective Rate+45 basis points), 2/15/2019(2)	6,699,357
Other	(346,537)

Total	$1,044,279,456

(1)	The collateral pool is managed by the fixed income group within the Adviser. Each Fund owns a pro-rata interest in the collateral pool determined by the value of securities on loan for such Fund.
(2)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 28, 2018.
(3)	Each issue shows the rate of discount at the time of purchase.
(4)	Denotes an investment in an affiliated entity.

Commitments and Contingencies—In the normal course of business, the Corporation enters into contracts that provide general indemnifications to other parties. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation that have not yet occurred. However, the Corporation has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other—Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

3.	Fair Value Measurement

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed

BMO Funds

based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

In May 2015, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standard Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Unit (or Its Equivalent), modifying ASC 820. Under the modifications, investments in private investment funds valued at net asset value are no longer included in the fair value hierarchy. The Funds did not hold any Level 3 securities as of February 28, 2018.

The following is a summary of the inputs used, as of February 28, 2018, in valuing the Funds’ assets:

	Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$152,436,164	$—	$—	$152,436,164
Short-Term Investments	2,491,852	68,394,464	—	70,886,316

Total	$154,928,016	$68,394,464	$—	$223,322,480

	Dividend Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$125,571,086	$—	$—	$125,571,086
Short-Term Investments	2,349,776	51,991,590	—	54,341,366

Total	$127,920,862	$51,991,590	$—	$179,912,452

	Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$359,529,645	$—	$—	$359,529,645
Short-Term Investments	6,566,944	164,638,588	—	171,205,532

Total	$366,096,589	$164,638,588	$—	$530,735,177

	Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$383,628,599	$—	$—	$383,628,599
Short-Term Investments	6,756,071	162,944,637	—	169,700,708

Total	$390,384,670	$162,944,637	$—	$553,329,307

	Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$195,926,955	$—	$—	$195,926,955
Short-Term Investments	2,853,844	94,881,807	—	97,735,651

Total	$198,780,799	$94,881,807	$—	$293,662,606

	Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$121,126,348	$—	$—	$121,126,348
Short-Term Investments	2,387,750	52,771,643	—	55,159,393

Total	$123,514,098	$52,771,643	$—	$176,285,741

	Small-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$64,134,182	$—	$—	$64,134,182
Short-Term Investments	974,691	30,092,122	—	31,066,813

Total	$65,108,873	$30,092,122	$—	$95,200,995

	Small-Cap Core Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$19,144,709	$—	$—	$19,144,709
Short-Term Investments	484,548	8,761,118	—	9,245,666

Total	$19,629,257	$8,761,118	$—	$28,390,375

	Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$135,056,380	$—	$—	$135,056,380
Short-Term Investments	1,895,175	66,182,392	—	68,077,567

Total	$136,951,555	$66,182,392	$—	$203,133,947

	Global Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$202,761	$—	$202,761
Bermuda	464,354	222,194	—	686,548
Canada	4,033,225	—	—	4,033,225
Cayman Islands	386,745	942,220	—	1,328,965
China	—	1,541,589	—	1,541,589
Czech Republic	—	850,967	—	850,967
Denmark	—	201,072	—	201,072
France	—	61,951	—	61,951
Germany	—	341,681	—	341,681
Guernsey	1,004,219	—	—	1,004,219
Hong Kong	—	4,313,443	—	4,313,443
Hungary	—	276,289	—	276,289
Ireland	116,369	—	—	116,369
Israel	—	887,935	—	887,935
Japan	—	3,702,281	—	3,702,281
Malaysia	—	2,771,429	—	2,771,429
Netherlands	—	70,487	—	70,487
New Zealand	—	1,573,039	—	1,573,039
Philippines	—	487,043	—	487,043
Singapore	—	2,582,017	—	2,582,017
South Korea	—	153,188	—	153,188
Switzerland	—	1,256,327	—	1,256,327
Taiwan	—	1,117,855	—	1,117,855
Thailand	—	505,622	—	505,622
United Kingdom	—	237,473	—	237,473
United States	20,930,640	—	—	20,930,640
Common Stock Units	176,993	—	—	176,993
Short-Term Investments	2,267,133	—	—	2,267,133

Total	$29,379,678	$24,298,863	$—	$53,678,541

Notes to Financial Statements (continued)

	Disciplined International Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$4,648,316	$—	$4,648,316
Belgium	—	133,253	—	133,253
Cayman Islands	—	2,722,873	—	2,722,873
Denmark	—	3,142,116	—	3,142,116
Finland	—	1,972,697	—	1,972,697
France	—	8,980,013	—	8,980,013
Germany	—	5,154,218	—	5,154,218
Hong Kong	—	3,224,135	—	3,224,135
Ireland	1,489,326	—	—	1,489,326
Israel	183,885	—	—	183,885
Italy	—	909,724	—	909,724
Japan	—	18,550,790	—	18,550,790
Jersey	1,636,874	1,476,694	—	3,113,568
Luxembourg	446,739	—	—	446,739
Netherlands	457,702	2,821,419	—	3,279,121
New Zealand	—	176,315	—	176,315
Norway	—	588,690	—	588,690
Portugal	—	200,592	—	200,592
Singapore	—	1,524,331	—	1,524,331
Spain	—	1,166,650	—	1,166,650
Sweden	—	183,566	—	183,566
Switzerland	1,342,541	3,780,524	—	5,123,065
United Kingdom	—	8,882,313	—	8,882,313
United States	1,365,659	—	—	1,365,659
Short-Term Investments	5,469,260	—	—	5,469,260

Total	$12,391,986	$70,239,229	$—	$82,631,215

	Pyrford International Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$—	$674,902,434	$—	$674,902,434
Preferred Stocks (1)	—	13,080,191	—	13,080,191
Rights	94,351	—	—	94,351
Short-Term Investments	59,314,635	—	—	59,314,635

Total	$59,408,986	$687,982,625	$—	$747,391,611

	LGM Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Bermuda	$2,878,569	$6,305,253	$—	$9,183,822
Brazil	1,752,318	—	—	1,752,318
Cayman Islands	—	11,160,358	—	11,160,358
Chile	3,199,752	—	—	3,199,752
China	—	4,011,934	—	4,011,934
Egypt	—	5,792,055	—	5,792,055
Hong Kong	—	5,893,781	—	5,893,781
India	—	38,909,121	—	38,909,121
Indonesia	—	17,702,303	—	17,702,303
Malaysia	—	7,249,947	—	7,249,947
Mexico	15,238,831	—	—	15,238,831
Nigeria	—	2,050,941	—	2,050,941
Philippines	—	7,423,954	—	7,423,954
Russia	—	7,506,630	—	7,506,630
South Africa	—	17,172,374	—	17,172,374
Taiwan	—	6,148,626	—	6,148,626
Thailand	2,464,632	—	—	2,464,632
Turkey	—	3,655,748	—	3,655,748
United States	17,816,905	—	—	17,816,905
Vietnam	—	4,927,612	—	4,927,612
Common Stock Units	5,148,565	—	—	5,148,565
Short-Term Investments	13,575,722	—	—	13,575,722

Total	$62,075,294	$145,910,637	$—	$207,985,931

	Alternative Strategies Fund (2)
	Level 1	Level 2	Level 3	Total
Assets-Long
Bank Loans	$—	$3,281	$—	$3,281
Common Stocks
Australia	—	126,186	—	126,186
Bermuda	918,280	—	—	918,280
Canada	1,381,741	—	—	1,381,741
Cayman Islands	—	47,354	—	47,354
China	—	91,399	—	91,399
Denmark	—	51,553	—	51,553
France	—	535,559	—	535,559
Germany	—	20,222	—	20,222
Hungary	—	110,496	—	110,496
Ireland	1,487,221	—	—	1,487,221
Italy	—	164,719	—	164,719
Japan	—	1,372,227	—	1,372,227
Jersey	—	64,999	—	64,999
Luxembourg	384,879	—	—	384,879
Netherlands	280,022	348,368	—	628,390
New Zealand	—	156,194	—	156,194
Norway	—	51,677	—	51,677
Panama	105,105	—	—	105,105
Poland	—	80,558	—	80,558
Singapore	636,853	—	—	636,853
South Korea	—	203,728	—	203,728
Sweden	—	70,923	—	70,923
Taiwan	—	55,747	—	55,747
United Kingdom	26,873	469,798	—	496,671
United States	33,066,438	—	—	33,066,438
Corporate Bonds & Notes	—	—	—	—
Limited Partnership Units	542,714	—	—	542,714
Municipals	—	222,840	—	222,840
Mutual Funds	350,597	—	—	350,597
Purchased Options	2,727,239	—	—	2,727,239
Short-Term Investments	23,125,826	12,490,202	—	35,616,028

Total	$65,033,788	$16,738,030	$—	$81,771,818

Liabilities-Short
Common Stocks
Australia	$—	$33,352	$—	$33,352
Canada	679,273	—	—	679,273
Cayman Islands	21,261	—	—	21,261
Denmark	127,192	—	—	127,192
Finland	—	25,151	—	25,151
France	—	217,524	—	217,524
Germany	—	166,356	—	166,356
Ireland	224,220	—	—	224,220
Japan	—	1,263,416	—	1,263,416
Jersey	—	79,647	—	79,647
Netherlands	196,419	182,003	—	378,422
New Zealand	—	60,407	—	60,407
Norway	—	124,558	—	124,558
Spain	—	96,385	—	96,385
Sweden	—	114,534	—	114,534
Switzerland	—	335,112	—	335,112
United Kingdom	—	641,552	—	641,552
United States	9,238,871	—	—	9,238,871
Exchange Traded Funds	1,023,102	—	—	1,023,102
Written Options	2,300,528	—	—	2,300,528

Total	$13,810,866	$3,339,997	$—	$17,150,863

BMO Funds

	Global Long/Short Equity Fund
	Level 1	Level 2	Level 3	Total
Assets-Long
Common Stocks
Australia	$—	$116,691	$—	$116,691
Bermuda	354,774	—	—	354,774
Canada	773,572	—	—	773,572
Cayman Islands	—	43,472	—	43,472
China	—	82,172	—	82,172
Denmark	—	47,584	—	47,584
France	—	208,975	—	208,975
Germany	—	18,043	—	18,043
Hungary	—	102,121	—	102,121
Ireland	77,216	—	—	77,216
Italy	—	156,026	—	156,026
Japan	—	1,205,005	—	1,205,005
Jersey	—	59,996	—	59,996
Luxembourg	355,708	—	—	355,708
Netherlands	—	339,998	—	339,998
New Zealand	—	144,442	—	144,442
Norway	—	47,783	—	47,783
Panama	97,083	—	—	97,083
Poland	—	74,569	—	74,569
South Korea	—	188,557	—	188,557
Sweden	—	65,564	—	65,564
Taiwan	—	51,017	—	51,017
United Kingdom	—	435,131	—	435,131
United States	8,212,356	—	—	8,212,356
Short-Term Investments	5,104,583	—	—	5,104,583

Total	$14,975,292	$3,387,146	$—	$18,362,438

Liabilities-Short
Common Stocks
Australia	$—	$27,881	$—	$27,881
Cayman Islands	20,638	—	—	20,638
Finland	—	22,448	—	22,448
Germany	—	143,977	—	143,977
Japan	—	1,062,137	—	1,062,137
New Zealand	—	45,565	—	45,565
Norway	—	113,963	—	113,963
Spain	—	89,073	—	89,073
Sweden	—	105,877	—	105,877
Switzerland	—	41,850	—	41,850
United Kingdom	—	445,366	—	445,366
United States	2,426,691	—	—	2,426,691

Total	$2,447,329	$2,098,137	$—	$4,545,466

	Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$624,543,506	$—	$624,543,506
Short-Term Investments	1,884,271	43,809,725	—	45,693,996

Total	$1,884,271	$668,353,231	$—	$670,237,502

	Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$183,130,158	$—	$183,130,158
Mutual Funds	869,605	—	—	869,605
Short-Term Investments	204,034	701,358	—	905,392

Total	$1,073,639	$183,831,516	$—	$184,905,155

	Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$52,654,472	$—	$52,654,472
Certificates of Deposit	—	6,504,809	—	6,504,809
Collateralized Mortgage Obligations	—	9,152,274	—	9,152,274
Commercial Mortgage Securities	—	21,914,154	—	21,914,154
Corporate Bonds & Notes	—	108,979,046	—	108,979,046
Mutual Funds	3,765,651	—	—	4,772,208	*
U.S. Government & U.S. Government Agency Obligations	—	28,597,431	—	28,597,431
U.S. Government Agency-Mortgage Securities	—	3,054,185	—	3,054,185
Short-Term Investments	3,757,592	34,488,228	—	38,245,820

Total	$7,523,243	$265,344,599	$—	$273,874,399

*	Total includes a $1,006,557 private placement senior loan fund holding valued using practical expedient.

	Intermediate Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$1,608,911,390	$—	$1,608,911,390
Mutual Funds	15,640,885	—	—	15,640,885
Short-Term Investments	504,436	—	—	504,436

Total	$16,145,321	$1,608,911,390	$—	$1,625,056,711

	Strategic Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$234,378	$—	$234,378
Collateralized Mortgage Obligations	—	10,444,983	—	10,444,983
Commercial Mortgage Securities	—	6,016,003	—	6,016,003
Corporate Bonds & Notes	—	67,572,626	—	67,572,626
U.S. Government Agency-Mortgage Securities	—	12,751,210	—	12,751,210
Short-Term Investments	480,466	24,802,849	—	25,283,315

Total	$480,466	$121,822,049	$—	$122,302,515

	TCH Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$239,112,627	$—	$239,112,627
Municipals	—	547,145	—	547,145
U.S. Government & U.S. Government Agency Obligations	—	5,276,631	—	5,276,631
Short-Term Investments	4,312,494	69,591,405	—	73,903,899

Total	$4,312,494	$314,527,808	$—	$318,840,302

Notes to Financial Statements (continued)

	TCH Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$22,403,195	$—	$22,403,195
Commercial Mortgage Securities	—	36,628,538	—	36,628,538
Corporate Bonds & Notes	—	456,028,528	—	456,028,528
Municipals	—	328,287	—	328,287
U.S. Government & U.S. Government Agency Obligations	—	120,111,249	—	120,111,249
U.S. Government Agency-Mortgage Securities	—	350,709,818	—	350,709,818
Short-Term Investments	62,776,931	217,285,887	—	280,062,818

Total	$62,776,931	$1,203,495,502	$—	$1,266,272,433

	High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$11,712,559	$—	$11,712,559
Short-Term Investments	436,676	—	—	436,676

Total	$436,676	$11,712,559	$—	$12,149,235

	Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$235,000,000	$—	$—	$235,000,000
Repurchase Agreements	—	1,046,222,094	—	1,046,222,094
U.S. Government & U.S. Government Agency Obligations	—	2,015,619,773	—	2,015,619,773

Total	$235,000,000	$3,061,841,867	$—	$3,296,841,867

	Tax-Free Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$360,777,164	$—	$360,777,164
Mutual Funds	10,628,676	—	—	10,628,676

Total	$10,628,676	$360,777,164	$—	$371,405,840

	Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$134,525,764	$—	$134,525,764
Commercial Paper	—	254,226,353	—	254,226,353
Municipals	—	15,575,000	—	15,575,000
Mutual Funds	16,000,000	—	—	16,000,000
Repurchase Agreements	—	38,346,153	—	38,346,153

Total	$16,000,000	$442,673,270	$—	$458,673,270

	Institutional Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$108,691,423	$—	$108,691,423
Commercial Paper	—	261,889,243	—	261,889,243
Mutual Funds	25,616,398	—	—	25,616,398
Repurchase Agreements	—	32,500,000	—	32,500,000

Total	$25,616,398	$403,080,666	$—	$428,697,064

(1)	All sub-categories within Common Stocks and Preferred Stocks represent either entire Level 1 or Level 2 evaluation status.
(2)	The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedules of Investments, such as futures and forward contracts. Amounts below are the unrealized appreciation/(depreciation) on the investment.

	Unrealized Appreciation/(Depreciation) On Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total
Alternative Strategies Fund
Long Futures Contracts	$(320,487)	$—	$—	$(320,487)
Short Futures Contracts	(78,337)	—	—	(78,337)

Total Futures	$(398,824)	$—	$—	$(398,824)

Long Forward Contracts	$—	$174,938	$—	$174,938
Short Forward Contracts	—	(393,706)	—	(393,706)

Total Forwards	$—	$(218,768)	$—	$(218,768)

It is the Funds’ policy to recognize transfers between category levels at the end of the period. As described in Note 2, the Funds’ have retained an independent pricing service to fair value foreign equity securities for events occurring after the close of the market in which the security is principally traded. There were no transfers between categorization levels at the end of this period.

4.	Derivative Holdings and Activity Detail

Derivatives and Hedging Disclosures—Derivatives and hedging require enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial positions, performance and cash flows. For the period ended February 28, 2018, the Alternative Strategies Fund utilized all derivatives for the purposes of generating and enhancing total return.

During the period ended February 28, 2018, the Alternative Strategies Fund had average quarterly contracts or notional values outstanding:

Average Quarterly Contracts				Average Quarterly Notional Values
Long Futures	Short Futures	Purchased Options	Written Options	Long Forwards	Short Forwards
512	316	808	1,244	$37,697,290	$29,785,258

BMO Funds

The effects of these derivative instruments on the Fund’s financial positions and financial performance are reflected in the Statements of Assets and Liabilities and Statements of Operations, and are presented in the table below. The values of derivative instruments as of February 28, 2018 by risk category are as follows:

	Statement of Asset and Liabilities	Statement of Operations
Fund/Financial Instrument Type	Amount	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)
Alternative Strategies Fund
Interest rate futures contracts:
Receivables for daily variation margin	$282,135
Payables for daily variation margin	(378,728)

Net	(96,593)	$(375,807)	$(163,853)

Equity futures contracts:
Receivables for daily variation margin	—
Payables for daily variation margin	(302,231)

Net	(302,231)	361,749	(463,825)

Total receivables for interest rate and equity futures contracts	282,135
Total payables for interest rate and equity futures contracts	(680,959)

Net	$(398,824)	$(14,058)	$(627,678)

Forward foreign exchange contracts:
Receivables for forward foreign exchange contracts	$673,285
Payables for forward foreign exchange contracts	(892,053)

Net	$(218,768)	$(310,397)	$(419,165)

Equity option contracts:
Purchased options	$2,727,239	$302,469	$809,088

Written options	$(2,300,528)	$(1,814,258)	$354,806

Offsetting of Assets and Liabilities—Disclosures about offsetting assets and liabilities require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. As of February 28, 2018, no master netting arrangements exist related to the Funds. The Funds’ Statements of Assets and Liabilities (“SAL”) presents derivative instruments on a gross basis, therefore, no net amounts and no offset amounts exist within the SAL to present below. Gross amounts of the derivative instruments, amounts related to financial instruments/cash collateral not offset in the SAL and net amounts are presented below:

	Derivative Assets		Derivative Liabilities			Net Derivative Assets (Liabilities)	Collateral Pledged (Received) (1)
Fund/Counterparty	Forward Currency Contracts	Futures Contracts	Forward Currency Contracts	Futures Contracts	Written Options		Financial Instruments	Cash	Net Amount
Alternative Strategies Fund
Bank Of America Merrill Lynch (Over the Counter)	$673,285	$—	$(892,053)	$—	$—	$(218,768)	$—	$218,768	$—
Exchange Traded Futures Contracts	—	282,135	—	(680,959)	—	(398,824)	—	398,824	—
Exchange Traded Options Contracts	—	—	—	—	(2,300,528)	(2,300,528)	1,479,695	820,833	—

(1)	Collateral pledged exceeds amount of liability balance.

At period end, certain Funds covered in this report had investments in repurchase agreements. The gross value and related collateral received for these investments are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral received exceeded the value of the repurchase agreements as of February 28, 2018.

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Notes to Financial Statements (continued)

5.	Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. Transactions in capital stock were as follows:

	Low Volatility Equity Fund		Dividend Income Fund		Large-Cap Value Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$—	$—	$—	$—	$—		$25,782,143	(1)
Advisor class of shares	1,775,981	30,709,923	219,677	9,963,731	705,002		2,132,939
Institutional class of shares	6,424,123	23,796,019	10,135,164	84,755,232	35,694,139	(2)	209,105,302
Retirement class R-3 of shares	—	—	—	—	—		—
Retirement class R-6 of shares	—	—	—	—	81,556,075		1,523,544
Advisor class transfers from termination of Investor class	—	—	—	—	—		186,891,192

Net proceeds from sale of shares	8,200,104	54,505,942	10,354,841	94,718,963	117,955,216		425,435,120
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—	—	—		3,003,799	(1)
Advisor class of shares	969,557	600,108	323,789	1,904,772	2,283,848		523,217
Institutional class of shares	4,123,554	3,555,616	14,146,825	1,431,043	29,210,285		3,151,481
Retirement class R-3 of shares	—	—	—	—	—		—
Retirement class R-6 of shares	—	—	—	—	141,306		5,361

Net proceeds from shares issued	5,093,111	4,155,724	14,470,614	3,335,815	31,635,439		6,683,858
Cost of shares redeemed:
Investor class of shares	—	—	—	—	—		(29,944,864)	(1)
Advisor class of shares	(7,010,095)	(16,253,010)	(782,827)	(95,290,255)	(2,727,993)		(163,849,415)
Institutional class of shares	(13,149,645)	(40,363,601)	(11,634,887)	(17,370,722)	(116,659,844)		(62,434,365)
Retirement class R-3 of shares	—	—	—	—	—		—
Retirement class R-6 of shares	—	—	—	—	(41,069)		(143,363)
Advisor class transfers from termination of Investor class	—	—	—	—	—		(186,891,192)

Net cost of shares redeemed	(20,159,740)	(56,616,611)	(12,417,714)	(112,660,977)	(119,428,906)		(443,263,199)

Net change resulting from fund share transactions in dollars	$(6,866,525)	$2,045,055	$12,407,741	$(14,606,199)	$30,161,749		$(11,144,221)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	—	—	—	—	—		1,721,277	(1)
Advisor class of shares	121,164	2,223,381	14,909	734,704	42,934		136,008
Institutional class of shares	438,986	1,717,254	689,087	5,932,931	2,187,455	(2)	13,571,425
Retirement class R-3 of shares	—	—	—	—	—		—
Retirement class R-6 of shares	—	—	—	—	5,018,467		98,226
Advisor class transfers from termination of Investor class	—	—	—	—	—		11,959,735

Net sale of shares	560,150	3,940,635	703,996	6,667,635	7,248,856		27,486,671
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—	—	—		202,894	(1)
Advisor class of shares	66,801	43,466	23,069	142,063	144,014		33,497
Institutional class of shares	283,307	258,635	1,011,373	104,269	1,841,370		210,885
Retirement class R-3 of shares	—	—	—	—	—		—
Retirement class R-6 of shares	—	—	—	—	8,902		343

Net shares issued	350,108	302,101	1,034,442	246,332	1,994,286		447,619
Shares redeemed:
Investor class of shares	—	—	—	—	—		(2,003,359)	(1)
Advisor class of shares	(479,313)	(1,157,535)	(53,062)	(6,726,795)	(166,359)		(10,550,915)
Institutional class of shares	(895,382)	(2,894,759)	(784,603)	(1,260,014)	(7,141,311)		(4,093,910)
Retirement class R-3 of shares	—	—	—	—	—		—
Retirement class R-6 of shares	—	—	—	—	(2,529)		(9,119)
Advisor class transfers from termination of Investor class	—	—	—	—	—		(11,959,735)

Net shares redeemed	(1,374,695)	(4,052,294)	(837,665)	(7,986,809)	(7,310,199)		(28,617,038)

Net change resulting from fund share transactions in shares	(464,437)	190,442	900,773	(1,072,842)	1,932,943		(682,748)

(1)	Reflects operations for the period from September 1, 2016, to June 2, 2017 (termination of Investor class of shares).
(2)	Includes $4,159,630 of paid-in-capital received from an in-kind subscription merger of an unaffiliated equity fund effective as of the close of business on December 15, 2017. The total value received of $4,159,630 from this non-taxable event represented $2,408,685 in securities cost, $1,730,375 in net unrealized appreciation, $3,388 in accrued dividends, $17,172 in cash, and $10 in accrued interest in exchange for 258,754 Institutional Class of shares at time of merger.
(3)	Reflects operations for the period from September 1, 2017, to December 3, 2017 (termination of Retirement class R-3 of shares).

BMO Funds

Large-Cap Growth Fund		Mid-Cap Value Fund			Mid-Cap Growth Fund				Small-Cap Value Fund
Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017		Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017		Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017

$6,572,545	$47,552,629	$—	$12,630,560	(1)	$—		$8,328,558	(1)	$—	$—
101,299	989,079	1,183,121	3,288,541		587,849		3,531,002		84,739	4,344,594
27,731,046	208,981,585	8,427,257	80,906,095		5,499,944		73,932,023		3,248,820	45,025,931
—	—	655	1,057		—		—		7,993	30,591
57,525,405	2,776,234	25,969,739	3,976,868		22,699,621		563,173		7,725,297	2,248,782
—	—	—	134,579,478		—		85,760,412		—	—

91,930,295	260,299,527	35,580,772	235,382,599		28,787,414		172,115,168		11,066,849	51,649,898

4,067,641	10,511,010	—	37,960,691	(1)	—		18,801,115	(1)	—	—
28,989	23,490	2,703,899	3,053		1,100,667		1,518		374,648	4,111,818
14,420,748	6,318,459	6,519,523	19,028,243		5,913,858		7,803,153		4,591,637	2,338,598
—	—	79	76		—		—		4,108	5,814
184,270	9,109	816,233	3,121,456		36,318		—		213,686	95,423

18,701,648	16,862,068	10,039,734	60,113,519		7,050,843		26,605,786		5,184,079	6,551,653

(12,824,745)	(167,909,613)	—	(37,912,274	)(1)	—		(21,939,370	)(1)	—	—
(308,339)	(684,033)	(9,995,083)	(74,055,945)		(2,768,487)		(71,617,531)		(827,095)	(47,396,459)
(87,698,385)	(54,111,950)	(35,693,623)	(37,859,484)		(32,860,205)		(24,230,419)		(13,210,315)	(15,809,625)
—	—	(8)	(9)		(24,268	)(3)	—		(52,453)	(4,887)
(136,336)	(66,992)	(11,057,688)	(2,141,795)		(1,490)		(798)		(455,950)	(611,082)
—	—	—	(134,579,478)		—		(85,760,412)		—	—

(100,967,805)	(222,772,588)	(56,746,402)	(286,548,985)		(35,654,450)		(203,548,530)		(14,545,813)	(63,822,053)

$9,664,138	$54,389,007	$(11,125,896)	$8,947,133		$183,807		$(4,827,576)		$1,705,115	$(5,620,502)

360,186	2,983,477	—	1,079,783	(1)	—		603,003	(1)	—	—
5,578	60,502	95,533	277,019		37,243		245,836		5,935	327,444
1,502,489	12,557,523	681,512	6,898,100		336,903		4,865,381		228,880	3,311,166
—	—	54	92		—		(1)		566	2,331
3,018,685	161,842	2,118,593	337,095		1,329,024		36,858		560,498	165,453
—	—	—	11,426,538		—		5,852,195		—	—

4,886,938	15,763,344	2,895,692	20,018,627		1,703,170		11,603,272		795,879	3,806,394

230,331	704,400	—	3,609,940	(1)	—		1,480,172	(1)	—	—
1,642	1,564	220,359	290		73,182		120		27,629	340,483
809,699	419,303	536,253	1,812,569		376,679		591,039		333,452	190,485
—	—	7	7		—		—		304	481
10,341	531	67,103	296,837		2,300		—		15,440	7,719

1,052,013	1,125,798	823,722	5,719,643		452,161		2,071,331		376,825	539,168

(696,683)	(10,102,414)	—	(3,280,928	)(1)	—		(1,572,244	)(1)	—	—
(17,603)	(42,166)	(807,445)	(6,294,719)		(179,020)		(4,886,470)		(58,925)	(3,524,240)
(4,657,340)	(3,325,891)	(2,904,417)	(3,265,545)		(1,958,354)		(1,678,679)		(949,417)	(1,210,294)
—	—	(1)	(1)		(1,460	)(3)	—		(3,700)	(367)
(7,393)	(3,886)	(878,693)	(185,873)		(91)		(52)		(32,189)	(46,103)
—	—	—	(11,426,538)		—		(5,852,195)		—	—

(5,379,019)	(13,474,357)	(4,590,556)	(24,453,604)		(2,138,925)		(13,989,640)		(1,044,231)	(4,781,004)

559,932	3,414,785	(871,142)	1,284,666		16,406		(315,037)		128,473	(435,442)

Notes to Financial Statements (continued)

	Small-Cap Core Fund		Small-Cap Growth Fund			Global Low Volatility Equity Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017		Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$—	$—	$—	$8,270,106	(1)	$—	$—
Advisor class of shares	649,239	2,075,979	2,783,291	8,904,983	(2)	172,217	795,975
Institutional class of shares	1,768,412	7,844,262	4,651,233	54,817,727		121,363	25,178,906
Retirement class R-6 of shares	—	—	—	—		—	—
Class F-3 of shares	—	—	—	—		—	—
Advisor class transfers from termination of Investor class	—	—	—	92,631,103		—	—

Net proceeds from sale of shares	2,417,651	9,920,241	7,434,524	164,623,919		293,580	25,974,881
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—	—		—	—
Advisor class of shares	126,053	627	6,081,288	—		35,577	2,983
Institutional class of shares	1,050,655	232,893	8,460,833	—		1,428,624	1,085,758
Retirement class R-6 of shares	—	—	—	—		—	—
Class F-3 of shares	—	—	—	—		—	—

Net proceeds from shares issued	1,176,708	233,520	14,542,121	—		1,464,201	1,088,741
Cost of shares redeemed:
Investor class of shares	—	—	—	(85,059,894	)(1)	—	—
Advisor class of shares	(794,195)	(211,102)	(11,384,891)	(45,090,880	)(2)	(105,159)	(115,806)
Institutional class of shares	(3,137,144)	(3,817,564)	(10,978,938)	(165,285,708)		(20)	(19,346,226)
Retirement class R-3 of shares	—	—	—	—		—	—
Retirement class R-6 of shares	—	—	—	—		—	—
Class F-3 of shares	—	—	—	—		—	—
Advisor class transfers from termination of Investor class	—	—	—	(92,631,103)		—	—

Net cost of shares redeemed	(3,931,339)	(4,028,666)	(22,363,829)	(388,067,585)		(105,179)	(19,462,032)
Redemption fees	—	—	—	—		—	50

Net change resulting from fund share transactions in dollars	$(336,980)	$6,125,095	$(387,184)	$(223,443,666)		$1,652,602	$7,601,640

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	—	—	—	494,669	(1)	—	—
Advisor class of shares	46,401	157,501	145,433	498,846	(2)	12,766	63,712
Institutional class of shares	124,713	629,056	241,545	2,932,428		8,902	2,042,381
Retirement class R-6 of shares	—	—	—	—		—	—
Class F-3 of shares	—	—	—	—		—	—
Advisor class transfers from termination of Investor class	—	—	—	5,076,122		—	—

Net sale of shares	171,114	786,557	386,978	9,002,065		21,668	2,106,093
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—	—		—	—
Advisor class of shares	9,228	49	347,701	—		2,693	251
Institutional class of shares	76,411	18,110	465,392	—		107,902	91,317
Retirement class R-6 of shares	—	—	—	—		—	—
Class F-3 of shares	—	—	—	—		—	—

Net shares issued	85,639	18,159	813,093	—		110,595	91,568
Shares redeemed:
Investor class of shares	—	—	—	(5,106,058	)(1)	—	—
Advisor class of shares	(57,072)	(15,970)	(610,418)	(2,432,400	)(2)	(7,583)	(9,239)
Institutional class of shares	(225,419)	(291,933)	(570,392)	(9,469,711)		(2)	(1,556,987)
Retirement class R-3 of shares	—	—	—	—		—	—
Retirement class R-6 of shares	—	—	—	—		—	—
Class F-3 of shares	—	—	—	—		—	—
Advisor class transfers from termination of Investor class	—	—	—	(5,076,122)		—	—

Net shares redeemed	(282,491)	(307,903)	(1,180,810)	(22,084,291)		(7,585)	(1,566,226)

Net change resulting from fund share transactions in shares	(25,738)	496,813	19,261	(13,082,226)		124,678	631,435

(1)	Reflects operations for the period from September 1, 2016, to June 2, 2017 (termination of Investor class of shares).
(2)	Reflects operations for the period from May 31, 2017 (inception date) to August 31, 2017.
(3)	Reflects operations for the period from September 1, 2017, to December 3, 2017 (termination of Retirement class R-3 of shares).

BMO Funds

Disciplined International Equity Fund		Pyrford International Stock Fund			LGM Emerging Markets Equity Fund		Alternative Strategies Fund
Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)		Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017

$—	$—	$75,421		$13,163,350	$—	$—	$—	$—
30,743	2,000	97,668		822,444	1,624,358	8,777,557	382	27,169
7,499,373	22,341,033	47,653,831		350,747,663	48,253,983	100,996,016	10,035,829	21,282,139
—	—	105,187,454		31,501,915	—	—	—	—
—	—	8,146,809		25,761 (2)	—	—	—	—
—	—	—		—	—	—	—	—

7,530,116	22,343,033	161,161,183		396,261,133	49,878,341	109,773,573	10,036,211	21,309,308

—	—	—		1,999,666	—	—	—	—
1,309	787	—		1,905	—	235,064	3,248	—
1,509,712	1,669,867	12,082,424		6,699,345	1,128,190	631,448	5,106,209	—
—	—	1,405,577		652,042	—	—	—	—
—	—	1,758		—	—	—	—	—

1,511,021	1,670,654	13,489,759		9,352,958	1,128,190	866,512	5,109,457	—

—	—	(662,929)		(115,429,633)	—	—	—	—
(2,155)	—	(333,712)		(43,970)	(1,462,966)	(61,462,014)	(34,805)	(165,974)
(5,332,099)	(28,580,607)	(103,963,506)		(290,612,247)	(16,747,191)	(37,328,961)	(23,199,748)	(39,535,186)
—	—	(26,363	)(3)	—	—	—	—	—
—	—	(2,034,721)		(3,041,612)	—	—	—	—
—	—	(7,585)		—	—	—	—	—
—	—	—		—	—	—	—	—

(5,334,254)	(28,580,607)	(107,028,816)		(409,127,462)	(18,210,157)	(98,790,975)	(23,234,553)	(39,701,160)
—	—	418		3,133	359	680	—	—

$3,706,883	$(4,566,920)	$67,622,544		$(3,510,238)	$32,796,733	$11,849,790	$(8,088,885)	$(18,391,852)

—	—	5,570		1,073,748	—	—	—	—
2,701	180	7,198		63,670	100,622	629,812	36	2,572
658,002	2,090,763	3,537,612		27,977,151	2,902,052	6,844,430	952,548	2,009,145
—	—	7,812,592		2,563,451	—	—	—	—
—	—	614,326)		1,950 (2)	—	—	—	—
—	—	—		—	—	—	—	—

660,703	2,090,943	11,977,298		31,679,970	3,002,674	7,474,242	952,584	2,011,717

—	—	—		174,491	—	—	—	—
118	84	—		166	—	18,509	322	—
136,256	176,893	915,335		583,567	70,030	49,681	502,086	—
—	—	106,483		56,798	—	—	—	—
—	—	133		—	—	—	—	—

136,374	176,977	1,021,951		815,022	70,030	68,190	502,408	—

—	—	(48,505)		(8,986,498)	—	—	—	—
(184)	—	(23,748)		(3,359)	(86,741)	(4,044,334)	(3,216)	(15,772)
(460,957)	(2,848,966)	(7,721,225)		(23,381,161)	(1,013,663)	(2,627,477)	(2,168,561)	(3,732,936)
—	—	(1,946	)(3)	—	—	—	—	—
—	—	(149,818)		(239,843)	—	—	—	—
—	—	(567)		—	—	—	—	—
—	—	—		—	—	—	—	—

(461,141)	(2,848,966)	(7,945,809)		(32,610,861)	(1,100,404)	(6,671,811)	(2,171,777)	(3,748,708)

335,936	(581,046)	5,053,440		(115,869)	1,972,300	870,621	(716,785)	(1,736,991)

Notes to Financial Statements (continued)

	Global Long/Short Equity Fund		Ultra Short Tax-Free Fund			Short Tax-Free Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017		Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$—	$—	$—	$6,104,616	(1)	$—	$10,895,505	(1)
Advisor class of shares	100,209	269,383	2,872,758	6,200,069		1,454,068	1,819,564
Institutional class of shares	4,262,771	4,556,249	241,058,210	466,456,337		30,621,337	88,094,396
Advisor class transfers from termination of Investor class	—	—	—	45,351,480		—	22,049,349

Net proceeds from sale of shares	4,362,980	4,825,632	243,930,968	524,112,502		32,075,405	122,858,814
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—	286,536	(1)	—	169,287	(1)
Advisor class of shares	22,321	4,145	160,366	71,269		39,288	46,057
Institutional class of shares	296,703	23,628	1,347,100	1,945,603		442,640	636,743

Net proceeds from shares issued	319,024	27,773	1,507,466	2,303,408		481,928	852,087
Cost of shares redeemed:
Investor class of shares	—	—	—	(14,358,125	)(1)	—	(4,549,287	)(1)
Advisor class of shares	(26,262)	(128,015)	(3,429,539)	(16,963,463)		(2,164,109)	(17,897,661)
Institutional class of shares	(319,117)	(175,281)	(216,140,722)	(391,631,904)		(21,946,400)	(81,433,763)
Advisor class transfers from termination of Investor class	—	—	—	(45,351,480)		—	(22,049,349)

Net cost of shares redeemed	(345,379)	(303,296)	(219,570,261)	(468,304,972)		(24,110,509)	(125,930,060)
Redemption fees	1,352	—	—	—		—	—

Net change resulting from fund share transactions in dollars	$4,337,977	$4,550,109	$25,868,173	$58,110,938		$8,446,824	$(2,219,159)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	—	—	—	606,227	(1)	—	1,076,290	(1)
Advisor class of shares	8,112	22,951	285,199	615,178		142,792	179,645
Institutional class of shares	340,516	397,699	23,947,856	46,336,954		3,007,168	8,670,982
Advisor class transfers from termination of Investor class	—	—	—	4,499,110		—	2,162,888

Net sale of shares	348,628	420,650	24,233,055	52,057,469		3,149,960	12,089,805
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—	28,463	(1)	—	16,686	(1)
Advisor class of shares	1,812	374	15,924	7,071		3,866	4,523
Institutional class of shares	24,063	2,129	133,840	193,296		43,535	62,642

Net shares issued	25,875	2,503	149,764	228,830		47,401	83,851
Shares redeemed:
Investor class of shares	—	—	—	(1,426,090	)(1)	—	(449,187	)(1)
Advisor class of shares	(2,159)	(11,422)	(340,515)	(1,682,885)		(212,737)	(1,757,934)
Institutional class of shares	(25,789)	(15,094)	(21,461,627)	(38,912,011)		(2,158,596)	(8,016,682)
Advisor class transfers from termination of Investor class	—	—	—	(4,499,110)		—	(2,162,888)

Net shares redeemed	(27,948)	(26,516)	(21,802,142)	(46,520,096)		(2,371,333)	(12,386,691)

Net change resulting from fund share transactions in shares	346,555	396,637	2,580,677	5,766,203		826,028	(213,035)

(1)	Reflects operations for the period from September 1, 2016, to June 2, 2017 (termination of Investor class of shares).
(2)	Includes paid-in-capital and shares received from a non-taxable in-kind subscription merger of the BMO TCH Intermediate Income Fund effective as of the close of business on June 29, 2017.

BMO Funds

Short-Term Income Fund			Intermediate Tax-Free Fund		Strategic Income Fund		TCH Corporate Income Fund
Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017		Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017

$—	$11,653,364	(1)	$58,810,088	$213,547,673	$1,358,782	$2,074,321	$8,190,943	$85,092,119
2,513,837	10,184,761		4,027,556	9,967,233	360,840	18,617,076 (2)	153,911	1,376,817
87,526,484	132,998,094		180,673,751	289,062,211	568,501	18,778,044 (2)	12,553,940	30,587,623
—	49,939,527		—	—	—	—	—	—

90,040,321	204,775,746		243,511,395	512,577,117	2,288,123	39,469,441	20,898,794	117,056,559

—	618,739	(1)	12,637,468	30,885,014	1,456,216	2,325,868	1,860,015	3,445,037
242,464	143,243		157,069	83,901	359,378	148,215	15,327	13,619
1,086,505	1,710,099		5,739,140	9,417,013	282,411	277,988	688,028	1,601,967

1,328,969	2,472,081		18,533,677	40,385,928	2,098,005	2,752,071	2,563,370	5,060,623

—	(21,089,307	)(1)	(126,838,224)	(480,822,580)	(7,787,560)	(16,498,767)	(12,745,120)	(51,507,090)
(3,651,783)	(27,139,404)		(2,123,408)	(930,368)	(1,994,968)	(531,749)	(549,404)	(94,009)
(86,310,928)	(159,514,643)		(79,179,704)	(255,447,058)	(7,760,993)	(19,076,959)	(10,291,178)	(27,600,405)
—	(49,939,527)		—	—	—	—	—	—

(89,962,711)	(257,682,881)		(208,141,336)	(737,200,006)	(17,543,521)	(36,107,475)	(23,585,702)	(79,201,504)
—	—		—	—	—	—	—	—

$1,406,579	$(50,435,054)		$53,903,736	$(184,236,961)	$(13,157,393)	$6,114,037	$(123,538)	$42,915,678

—	1,243,973	(1)	5,215,402	19,005,661	143,659	221,723	621,385	6,571,426
269,300	1,087,006		356,838	883,384	38,120	1,979,944 (2)	11,719	105,997
9,345,344	14,175,534		16,078,539	25,701,510	60,357	2,000,814 (2)	956,593	2,352,481
—	5,326,826		—	—	—	—	—	—

9,614,644	21,833,339		21,650,779	45,590,555	242,136	4,202,481	1,589,697	9,029,904

—	66,052	(1)	1,122,946	2,750,131	154,545	249,197	141,533	265,827
25,976	15,277		13,962	7,446	38,140	15,702	1,166	1,039
116,215	182,198		510,354	838,538	29,979	29,730	52,403	124,238

142,191	263,527		1,647,262	3,596,115	222,664	294,629	195,102	391,104

—	(2,253,283	)(1)	(11,262,416)	(42,913,006)	(825,454)	(1,775,161)	(969,719)	(3,968,342)
(391,099)	(2,896,344)		(188,572)	(83,471)	(211,354)	(56,447)	(41,597)	(7,234)
(9,230,970)	(16,993,915)		(7,027,483)	(22,853,490)	(820,917)	(2,046,850)	(783,898)	(2,134,030)
—	(5,326,826)		—	—	—	—	—	—

(9,622,069)	(27,470,368)		(18,478,471)	(65,849,967)	(1,857,725)	(3,878,458)	(1,795,214)	(6,109,606)

134,766	(5,373,502)		4,819,570	(16,663,297)	(1,392,925)	618,652	(10,415)	3,311,402

Notes to Financial Statements (continued)

	TCH Core Plus Bond Fund		High Yield Bond Fund		Government Money Market Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$17,117,419	$114,719,160	$—	$—	$1,343,040,404	$4,367,701,056
Advisor class of shares	588,709	1,956,570	23,774	2,426,855	—	—
Institutional class of shares	114,205,270	665,156,222	590,718	1,819,681	7,895,463,620	9,966,793,513

Net proceeds from sale of shares	131,911,398	781,831,952	614,492	4,246,536	9,238,504,024	14,334,494,569
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	926,164	12,537,390	—	—	570,150	329,721
Advisor class of shares	47,499	55,571	22,817	1,174,457	—	—
Institutional class of shares	13,263,598	13,350,242	284,160	847,200	1,529,351	970,404

Net proceeds from shares issued	14,237,261	25,943,203	306,977	2,021,657	2,099,501	1,300,125
Cost of shares redeemed:
Investor class of shares	(15,163,548)	(559,991,083)	—	—	(1,355,161,939)	(3,822,205,017)
Advisor class of shares	(335,481)	(118,015)	(114,837)	(74,352,589)	—	—
Institutional class of shares	(95,870,844)	(161,128,094)	(1,542,873)	(24,729,280)	(7,679,845,187)	(9,665,862,634)

Net cost of shares redeemed	(111,369,873)	(721,237,192)	(1,657,710)	(99,081,869)	(9,035,007,126)	(13,488,067,651)

Net change resulting from fund share transactions in dollars	$34,778,786	$86,537,963	$(736,241)	$(92,813,676)	$205,596,399	$847,727,043

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	1,464,450	9,850,492	—	—	1,343,040,404	4,367,701,056
Advisor class of shares	50,227	167,833	2,487	256,453	—	—
Institutional class of shares	9,767,600	56,847,089	61,850	191,620	7,895,463,620	9,966,793,513

Net sale of shares	11,282,277	66,865,414	64,337	448,073	9,238,504,024	14,334,494,569
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	79,289	1,076,725	—	—	570,150	329,721
Advisor class of shares	4,066	4,763	2,387	123,996	—	—
Institutional class of shares	1,135,381	1,144,537	29,764	89,193	1,529,351	970,404

Net shares issued	1,218,736	2,226,025	32,151	213,189	2,099,501	1,300,125
Shares redeemed:
Investor class of shares	(1,294,968)	(47,799,589)	—	—	(1,355,161,939)	(3,822,205,017)
Advisor class of shares	(28,606)	(10,119)	(11,988)	(7,860,812)	—	—
Institutional class of shares	(8,205,770)	(13,875,014)	(163,845)	(2,615,394)	(7,679,845,187)	(9,665,862,634)

Net shares redeemed	(9,529,344)	(61,684,722)	(175,833)	(10,476,206)	(9,035,007,126)	(13,488,067,651)

Net change resulting from fund share transactions in shares	2,971,669	7,406,717	(79,345)	(9,814,944)	205,596,399	847,727,043

BMO Funds

Tax-Free Money Market Fund		Prime Money Market Fund		Institutional Prime Money Market Fund
Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017

$64,418,199	$89,068,383	$153,907,390	$382,077,941	$13,138	$440,297
—	—	—	—	—	—
295,876,651	616,291,151	243,284,612	401,337,265	303,499,095	913,886,682

360,294,850	705,359,534	397,192,002	783,415,206	303,512,233	914,326,979

231,963	274,041	696,625	644,425	6,594	6,606
—	—	—	—	—	—
831	1,677	102,631	136,475	8,686	2,324

232,794	275,718	799,256	780,900	15,280	8,930

(49,800,336)	(103,397,551)	(152,011,552)	(1,084,487,321)	(5,336)	(17,918)
—	—	—	—	—	—
(257,322,806)	(691,426,427)	(156,106,013)	(903,857,590)	(276,806,443)	(928,945,817)

(307,123,142)	(794,823,978)	(308,117,565)	(1,988,344,911)	(276,811,779)	(928,963,735)

$53,404,502	$(89,188,726)	$89,873,693	$(1,204,148,805)	$26,715,734	$(14,627,826)

64,418,199	89,068,383	153,907,390	382,077,940	13,138	440,281
—	—	—	—	—	—
295,876,651	616,291,151	243,284,612	401,337,265	303,495,535	913,743,656

360,294,850	705,359,534	397,192,002	783,415,205	303,508,673	914,183,937

231,963	274,041	696,625	644,425	6,594	6,605
—	—	—	—	—	—
831	1,677	102,631	136,475	8,686	2,324

232,794	275,718	799,256	780,900	15,280	8,929

(49,800,336)	(103,397,551)	(152,011,552)	(1,084,487,321)	(5,336)	(17,916)
—	—	—	—	—	—
(257,322,806)	(691,426,427)	(156,106,013)	(903,857,590)	(276,799,845)	(928,796,503)

(307,123,142)	(794,823,978)	(308,117,565)	(1,988,344,911)	(276,805,181)	(928,814,419)

53,404,502	(89,188,726)	89,873,693	(1,204,148,806)	26,718,772	(14,621,553)

Notes to Financial Statements (continued)

6.	Investment Adviser Fee and Other Transactions with Affiliates

Investment Advisory Fees—The Adviser receives for its services an investment adviser fee based on a percentage of each Fund’s average daily net assets (“ADNA”) as listed below.

	Fund’s ADNA
Fund	on the first $500 million	on the next $200 million	on the next $100 million	in excess of $800 million
Low Volatility Equity Fund	0.500%	0.490%	0.450%	0.400%
Dividend Income Fund	0.500	0.490	0.450	0.400
Mid-Cap Value Fund	0.685	0.670	0.570	0.510
Mid-Cap Growth Fund	0.685	0.670	0.570	0.510
Small-Cap Value Fund	0.685	0.680	0.620	0.610
Small-Cap Growth Fund	0.685	0.680	0.620	0.610
Global Low Volatility Equity Fund	0.650	0.640	0.600	0.550
Pyrford International Stock Fund	0.735	0.720	0.620	0.560
LGM Emerging Markets Equity Fund	0.900	0.890	0.850	0.800

	Fund’s ADNA
Fund	on the first $100 million	on the next $150 million	on the next $250 million	in excess of $500 million
Ultra Short Tax-Free Fund	0.200%	0.190%	0.170%	0.100%
Short Tax-Free Fund	0.200	0.190	0.170	0.150
Short-Term Income Fund	0.200	0.190	0.170	0.100
Intermediate Tax-Free Fund	0.250	0.160	0.120	0.100
Strategic Income Fund	0.250	0.200	0.200	0.200
TCH Corporate Income Fund	0.200	0.190	0.150	0.100
TCH Core Plus Bond Fund	0.250	0.160	0.120	0.100
High Yield Bond Fund	0.500	0.500	0.500	0.500

	Fund’s ADNA
Fund	on the first $1 billion	on the next $1 billion	in excess of $2 billion
Large-Cap Value Fund(1)	0.350%	0.325%	0.300%
Large-Cap Growth Fund(1)	0.350	0.325	0.300
Small-Cap Core Fund	0.650	0.625	0.600
Disciplined International Equity Fund	0.600	0.575	0.550
Alternative Strategies Fund	1.500	1.475	1.450
Global Long/Short Equity Fund	1.000	0.975	0.950

	Fund’s ADNA
Fund	on the first $2 billion	on the next $2 billion	on the next $2 billion	on the next $2 billion	in excess of $8 billion
Government Money Market Fund	0.200%	0.185%	0.170%	0.155%	0.140%
Tax-Free Money Market Fund	0.200	0.185	0.170	0.155	0.140
Prime Money Market Fund	0.150	0.135	0.120	0.105	0.090
Institutional Prime Money Market Fund	0.150	0.135	0.120	0.105	0.090

(1)	Effective February 8, 2018 the investment adviser fees and breakpoint tiers were reduced for this BMO Fund. Prior to February 8, 2018, the fees charged based on the Funds’ ADNA were as follows: 0.500% on the first $1 billion, 0.475% on the next $1 billion, and 0.450% in excess of $2 billion.

The Pyrford International Stock Fund’s sub-adviser is Pyrford International Ltd., an affiliate of the Adviser. The LGM Emerging Markets Equity Fund’s sub-adviser is LGM Investments Limited, an affiliate of the Adviser. The TCH Corporate Income Fund and TCH Core Plus Bond Fund’s sub-adviser is Taplin, Canida & Habacht, LLC, an affiliate of the Adviser. One of the sub-advisers of the Alternative Strategies Fund is CTC myCFO, LLC, an affiliate of the Adviser. The Adviser compensates each sub-adviser based on the level of average daily net assets of each respective Fund managed by each sub-adviser.

BMO Funds

Contractual Expense Limitation—The Adviser has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent class specific total annual operating expenses (excluding taxes, dividend and interest expense, brokerage commissions, other investment related costs, Acquired Fund Fees and Expenses and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts for the periods set forth below. The Adviser may not terminate this arrangement prior to December 31, 2018, without the consent of the Directors, unless the investment advisory agreement is terminated. The Adviser may voluntarily choose to waive any portion of its fee beyond its contractual agreement. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. Additionally, the agreement does not provide for recoupment by the Adviser of waived fees or reimbursed expenses.

	Annualized Contractual Expense Limitation
Fund	Investor Class		Advisor Class		Institutional Class		Premier Class	Retirement Class R-3		Retirement Class R-6		Class F-3
Low Volatility Equity Fund			0.90%		0.65%
Dividend Income Fund			0.90		0.65
Large-Cap Value Fund			0.79	(1)	0.54	(1)				0.39	%(1)
Large-Cap Growth Fund	0.79	%(2)	0.79	(2)	0.54	(2)				0.39	(2)
Mid-Cap Value Fund			1.24		0.99			1.49%		0.84
Mid-Cap Growth Fund			1.24		0.99			1.49	(3)	0.84
Small-Cap Value Fund			1.24		0.99			1.49		0.84
Small-Cap Core Fund			1.15		0.90
Small-Cap Growth Fund			1.24		0.99
Global Low Volatility Equity Fund			1.10		0.85
Disciplined International Equity Fund			1.15		0.90
Pyrford International Stock Fund	1.19		1.19		0.94			1.44	(3)	0.79		0.79%
LGM Emerging Markets Equity Fund			1.40		1.15
Alternative Strategies Fund			2.00		1.75
Global Long/Short Equity Fund			1.60		1.35
Ultra Short Tax-Free Fund			0.55		0.30
Short Tax-Free Fund			0.55		0.40
Short-Term Income Fund			0.60		0.35
Intermediate Tax-Free Fund	0.55		0.55		0.50
Strategic Income Fund	0.80		0.80		0.55
TCH Corporate Income Fund	0.59		0.59		0.55
TCH Core Plus Bond Fund	0.59		0.59		0.55
High Yield Bond Fund			0.90		0.65
Government Money Market Fund	0.45						0.20%
Tax-Free Money Market Fund	0.45						0.20
Prime Money Market Fund	0.45						0.20
Institutional Prime Money Market Fund	0.45						0.20

(1)	Effective February 8, 2018. Prior to February 8, 2018, the annual rates were 1.00%, 0.75%, and 0.60%, respectively.
(2)	Effective February 8, 2018. Prior to February 8, 2018, the annual rates were 1.00%, 1.00%, 0.75%, and 0.60%, respectively.
(3)	Effective through December 3, 2017 (termination of R-3 class of shares).

Shareholder Servicing Fees—Under the terms of a Shareholder Services Agreement with the Adviser, certain Funds pay the Adviser at the annual rate of 0.25% of average daily net assets of the Fund’s Investor Class shares for the period. The fee paid to the Adviser is used to finance certain services for shareholders and to maintain shareholder accounts.

Distribution Services Fees—Certain Funds are subject to a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan authorizes payments by the Fund to finance activities intended to result in the sale of its Advisor Class and Retirement Class R-3 shares. The Plan provides that the Fund may incur distribution expenses of 0.25% and 0.50% of the average daily net assets of the Fund’s Advisor Class and Retirement Class R-3 shares, respectively.

Notes to Financial Statements (continued)

Administration Fees—The fee paid to the Adviser is based on each Fund’s average daily net assets with respect to Administration Fee Schedule A and the aggregate average daily net assets of all Funds representing Administration Fee Schedule B as listed below.

Administration Fee Schedule A		Administration Fee Schedule B
Annual Rate		Annual Rate	ADNA
0.1500%		0.0400%	on the first $2 billion
		0.0300	on the next $2 billion
Fund		0.0250	on the next $2 billion
Low Volatility Equity Fund	Alternative Strategies Fund	0.0200	on the next $2 billion
Dividend Income Fund	Global Long/Short Equity Fund	0.0100	in excess of $8 billion
Large-Cap Value Fund(1)	Ultra Short Tax-Free Fund
Large-Cap Growth Fund(1)	Short Tax-Free Fund	Fund
Mid-Cap Value Fund(1)	Short-Term Income Fund	Government Money Market Fund
Mid-Cap Growth Fund(1)	Intermediate Tax-Free Fund	Tax-Free Money Market Fund
Small-Cap Value Fund(1)	Strategic Income Fund	Prime Money Market Fund
Small-Cap Core Fund	TCH Corporate Income Fund	Institutional Prime Money Market Fund
Small-Cap Growth Fund	TCH Core Plus Bond Fund
Global Low Volatility Equity Fund	High Yield Bond Fund
Disciplined International Equity Fund
Pyrford International Stock Fund(1)
LGM Emerging Markets Equity Fund

(1)	For the period ended February 28, 2018, the Funds with class-specific Administration Fees were as follows:

Fund	Investor Class	Advisor Class	Institutional Class	Retirement Class R-3		Retirement Class R-6(a)	Retirement Class F-3(a)
Large-Cap Value Fund	$—	$19,502	$245,156	$—		$—	$—
Large-Cap Growth Fund	57,556	468	218,973	—		—	—
Mid-Cap Value Fund	—	47,289	99,420	19		—	—
Mid-Cap Growth Fund	—	13,487	74,817	9	(b)	—	—
Small-Cap Value Fund	—	3,678	45,005	66		—	—
Pyrford International Stock Fund	4,496	637	451,150	10	(b)	—	—

(a)	Retirement Class R-6 and F-3 do not pay an Administrative Fee.
(b)	Reflects operations for the period from September 1, 2017 to December 3, 2017 (termination of Class R-3 Shares).

Custodian Fees—BMO Harris is the Funds’ custodian, except for the International Funds, for which State Street Bank & Trust Company maintains custody. BMO Harris receives fees consisting of 0.005% on the first $10 billion average daily net assets, based on the collective net assets of the Corporation custodied by BMO Harris, and 0.0025% on all assets in excess of $10 billion.

Securities Lending—The Funds pay a fee to BMO Harris for its services as the securities lending agent. The securities lending income as shown in the Statements of Operations is net of these fees. The following amounts were paid for the period ended February 28, 2018:

Fund	Fees Paid
Low Volatility Equity Fund	$5,713
Dividend Income Fund	5,706
Large-Cap Value Fund	12,165
Large-Cap Growth Fund	23,724
Mid-Cap Value Fund	7,720
Mid-Cap Growth Fund	4,248
Small-Cap Value Fund	3,709

Fund	Fees Paid
Small-Cap Core Fund	$975
Small-Cap Growth Fund	12,449
Short-Term Income Fund	5,841
Strategic Income Fund	11,725
TCH Corporate Income Fund	12,785
TCH Core Plus Bond Fund	34,545

BMO Funds

Investments in Affiliated Issuers—An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior periods may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of February 28, 2018 and may include acquisitions of new investments, prior period holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security/Fund Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Cash Sweep Investments in BMO Government Money Market Fund, Premier Class, 1.190%
Ultra Short Tax-Free Fund	$80,322	$78,195,504	$76,391,555	$—	$—	$1,884,271	$3,900	$—
Short Tax-Free Fund	115,488	11,526,081	11,437,535	—	—	204,034	1,023	—
Intermediate Tax-Free Fund	79,783	57,252,825	56,828,172	—	—	504,436	2,687	—

Cash Sweep Investments in BMO Institutional Prime Money Market Fund, Premier Class, 1.430%
Low Volatility Equity Fund	2,833,143	16,022,999	16,363,956	52	(386)	2,491,852	14,481	—
Dividend Income Fund	2,075,405	8,606,027	8,331,648	83	(91)	2,349,776	13,246	—
Large-Cap Value Fund	4,411,207	27,733,326	25,577,217	134	(506)	6,566,944	32,997	—
Large-Cap Growth Fund	4,542,780	26,819,782	24,606,077	131	(545)	6,756,071	31,989	—
Mid-Cap Value Fund	1,880,791	18,291,112	17,318,040	6	(25)	2,853,844	17,495	—
Mid-Cap Growth Fund	1,947,313	8,527,175	8,086,723	169	(184)	2,387,750	11,071	—
Small-Cap Value Fund	588,562	5,554,312	5,168,113	60	(130)	974,691	5,533	—
Small-Cap Core Fund	369,001	3,097,753	2,982,181	26	(51)	484,548	2,283	—
Small-Cap Growth Fund	1,560,493	19,023,795	18,689,564	98	353	1,895,175	12,516	—
Short-Term Income Fund	4,464,102	108,372,569	109,078,796	78	(361)	3,757,592	52,200	—
Strategic Income Fund	938,029	23,155,593	23,612,706	1	(451)	480,466	12,228	—
TCH Corporate Income Fund	4,410,836	35,560,523	35,658,479	42	(428)	4,312,494	32,557	—
TCH Core Plus Bond Fund	46,560,055	177,085,212	160,864,502	(259)	(3,575)	62,776,931	249,785	—
High Yield Bond Fund	360,045	2,505,388	2,428,723	9	(43)	436,676	2,085	—

Investments in Other Affiliates
Fund/Security Description
Short Tax-Free Fund
Ultra Short Tax-Free Fund	866,132	5,195	—	(1,722)	—	869,605	4,865	448
Intermediate Tax-Free Fund
Ultra Short Tax-Free Fund	5,108,497	30,640	—	(10,161)	—	5,128,976	28,692	2,644

Interfund Borrowing and Lending—The Funds participate in an interfund lending program. This program allows the Funds to lend cash to and/or borrow cash from other Funds for temporary purposes, although the Money Market Funds cannot participate as borrowers. The program is subject to a number of conditions, including the requirement that the interfund loan rate to be charged to the Funds under the program is (i) more favorable to the lending Fund than the rate it could otherwise obtain from investing cash in repurchase agreements or purchasing shares of a Money Market Fund and (ii) more favorable to the borrowing Fund than the lowest interest rate at which bank short-term loans would be available to the Funds. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations. The Directors are responsible for the oversight of the interfund lending program. No interfund borrowing or lending balances existed as of February 28, 2018.

Funds utilizing the Interfund lending program, borrowing from the BMO Government Money Market Fund during the period ended February 28, 2018, were as follows:

Fund	Average Daily Loan Balance Outstanding	Weighted Average Interest Rate
Low Volatility Equity Fund	$1,270	1.248%
Mid-Cap Growth Fund	87	1.381
Small-Cap Value Fund	919	1.747
Small-Cap Core Fund	43,644	1.374
Small-Cap Growth Fund	11,135	1.383
Ultra Short Tax-Free Fund	49,966	1.247
Short Tax-Free Fund	29,512	1.246
Intermediate Tax-Free	81,968	1.396

General—Certain of the Officers and Directors of the Corporation are also Officers and Directors/Trustees of one or more of the above companies, which are affiliates of the Corporation. None of the Fund Officers or interested Directors receives any compensation from the Funds.

Notes to Financial Statements (continued)

7.	Line of Credit

The Corporation, on behalf of the respective Funds, participated in a $25 million unsecured, committed revolving line of credit (“LOC”) agreement with UMB Bank, n.a. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of the London Interbank Offering Rate (“LIBOR”) plus 1.25% and a commitment fee of 0.20% per annum on the daily unused portion with no administrative fee. No borrowings were outstanding under the LOC at February 28, 2018. The Funds did not utilize the LOC during the period ended February 28, 2018.

8.	Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities, short-term obligations, and in-kind contributions, for the period ended February 28, 2018 were as follows:

	Other than U.S Government Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Low Volatility Equity Fund	$33,736,591	$44,376,444	$—	$—
Dividend Income Fund	22,238,796	23,756,087	—	—
Large-Cap Value Fund	102,823,829	108,168,759	—	—
Large-Cap Growth Fund	95,202,155	107,960,163	—	—
Mid-Cap Value Fund	64,020,138	85,450,309	—	—
Mid-Cap Growth Fund	39,990,893	47,477,976	—	—
Small-Cap Value Fund	18,754,043	22,677,529	—	—
Small-Cap Core Fund	8,747,628	10,470,664	—	—
Small-Cap Growth Fund	45,973,308	61,292,621	—	—
Global Low Volatility Equity Fund	8,943,012	8,737,771	—	—
Disciplined International Equity Fund	26,587,754	23,988,122	—	—
Pyrford International Stock Fund	116,786,298	38,755,201	—	—
LGM Emerging Markets Equity Fund	52,681,008	24,858,878	—	—
Alternative Strategies Fund	27,647,633	34,642,633	—	—
Global Long/Short Equity Fund	5,420,801	2,254,941	—	—
Ultra Short Tax-Free Fund	467,911,310	479,571,225	3,500,000	—
Short Tax-Free Fund	96,825,742	84,703,372	1,345,000	—
Short-Term Income Fund	49,789,398	30,511,915	19,469,314	22,658,339
Intermediate Tax-Free Fund	341,839,314	289,813,125	3,500,000	—
Strategic Income Fund	17,928,990	24,792,103	—	6,039,942
TCH Corporate Income Fund	31,339,583	27,701,145	—	3,020,742
TCH Core Plus Bond Fund	128,061,506	87,206,915	20,579,072	43,029,982
High Yield Bond Fund	2,522,575	3,335,455	—	—

9.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for net operating loss, foreign currency transactions, paydown gain or loss, market discount accretion, premium amortization and expiring capital loss carryforwards.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statement of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the net asset value of the Funds.

The Funds complied with FASB interpretation Accounting for Uncertainty in Income Taxes which provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Accounting for Uncertainty in Income Taxes requires management of the Funds to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last four tax years and the interim tax period since then). The Funds have no examinations in progress. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Funds’ reported net assets or results of operations as of and during the period ended February 28, 2018. Management of the Funds also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

BMO Funds

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, derivatives, foreign unrealized capital gains tax, foreign currency and the discount accretion/premium amortization of debt securities.

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Low Volatility Equity Fund	$202,516,434	$24,609,652	$(3,803,606)	$20,806,046
Dividend Income Fund	149,561,820	32,628,332	(2,277,700)	30,350,632
Large-Cap Value Fund	465,871,185	71,164,957	(6,300,965)	64,863,992
Large-Cap Growth Fund	444,477,190	114,572,096	(5,719,979)	108,852,117
Mid-Cap Value Fund	262,670,055	36,539,359	(5,546,808)	30,992,551
Mid-Cap Growth Fund	153,786,174	25,229,570	(2,730,003)	22,499,567
Small-Cap Value Fund	88,449,710	9,674,526	(2,923,241)	6,751,285
Small-Cap Core Fund	25,498,576	3,463,148	(571,348)	2,891,800
Small-Cap Growth Fund	182,920,475	24,647,807	(4,434,335)	20,213,472
Global Low Volatility Equity Fund	46,649,652	7,840,331	(811,442)	7,028,889
Disciplined International Equity Fund	71,591,922	12,593,610	(1,554,317)	11,039,293
Pyrford International Stock Fund	680,560,561	104,005,162	(37,174,112)	66,831,050
LGM Emerging Markets Equity Fund	166,704,378	46,622,167	(5,340,615)	41,281,552
Alternative Strategies Fund	61,459,131	7,072,005	(3,910,181)	3,161,824
Global Long/Short Equity Fund	12,932,893	2,046,383	(1,162,304)	884,079
Ultra Short Tax-Free Fund	670,299,969	699,930	(762,397)	(62,467)
Short Tax-Free Fund	184,888,924	686,924	(670,693)	16,231
Short-Term Income Fund	275,107,285	972,052	(2,204,938)	(1,232,886)
Intermediate Tax-Free Fund	1,588,030,629	43,910,252	(6,884,170)	37,026,082
Strategic Income Fund	122,385,221	1,419,407	(1,502,113)	(82,706)
TCH Corporate Income Fund	317,969,809	4,899,819	(4,029,326)	870,493
TCH Core Plus Bond Fund	1,272,713,628	13,623,038	(20,064,233)	(6,441,195)
High Yield Bond Fund	12,024,896	302,146	(177,807)	124,339
Government Money Market Fund*	3,296,841,867	—	—	—
Tax-Free Money Market Fund*	371,405,840	—	—	—
Prime Money Market Fund*	458,673,270	—	—	—
Institutional Prime Money Markey Fund	428,681,427	32,583	(16,946)	15,637

*	at amortized cost

Notes to Financial Statements (continued)

The tax character of distributions reported on the Statement of Changes in Net Assets for the years ended August 31, 2017 and August 31, 2016, were as follows:

	2017			2016
Fund	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gains	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gains
Low Volatility Equity Fund	$2,603,123	$—	$1,905,554	$1,746,043	$—	$2,243,100
Dividend Income Fund	2,500,532	—	959,489	2,805,501	—	6,868,977
Large-Cap Value Fund	4,510,036	—	2,304,010	9,598,945	—	24,138,585
Large-Cap Growth Fund	1,825,514	—	15,369,764	6,033,858	—	26,944,126
Mid-Cap Value Fund	4,684,525	—	56,396,982	2,621,289	—	27,098,506
Mid-Cap Growth Fund	5,370,941	—	21,512,271	—	—	29,057,778
Small-Cap Value Fund	3,050,561	—	3,585,078	261,828	—	3,593,261
Small-Cap Core Fund	168,167	—	124,126	8,676	—	49,672
Small-Cap Growth Fund	—	—	—	—	—	40,427,824
Global Low Volatility Equity Fund	1,170,206	—	97,713	277,838	—	1,139
Disciplined International Equity Fund	1,676,485	—	—	—	—	—
Pyrford International Stock Fund	14,300,415	—	—	15,648,329	—	—
LGM Emerging Markets Equity Fund	957,823	—	—	1,456,762	—	—
Alternative Strategies Fund	—	—	—	1,041,789	—	—
Global Long/Short Equity Fund	56,198	—	4,250	—	—	608,075
Ultra Short Tax-Free Fund	2,011	5,640,480	639,708	—	—	—
Short Tax-Free Fund	11,645	2,531,009	38,121	187,219	1,978,212	149,029
Short-Term Income Fund	4,432,458	—	—	4,248,538	—	—
Intermediate Tax-Free Fund	2,084,903	43,607,907	3,410,963	32,028	40,541,321	2,820,294
Strategic Income Fund	3,032,372	—	—	3,249,887	—	—
TCH Corporate Income Fund	7,493,830	—	569,448	8,488,508	—	991,224
TCH Core Plus Bond Fund	28,160,653	—	—	31,505,501	—	353,732
High Yield Bond Fund	2,221,025	—	—	3,905,456	—	—
Government Money Market Fund	13,191,339	—	3,237	733,949	—	—
Tax-Free Money Market Fund	20,120	1,920,845	86,463	50,489	708,010	186,054
Prime Money Market Fund	2,441,514	—	—	5,070,691	—	—
Institutional Prime Money Market Fund	3,084,589	—	—	386,189	—	—

(1)	For tax purposes, short-term capital gain distributions are considered ordinary income.

As of August 31, 2017, the components of distributable earnings on a tax basis are as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Foreign Currency, Futures, Dividend Payable, and Other Adjustments	Unrealized Appreciation
Low Volatility Equity Fund	$1,376,718	$—	$2,943,120	$—	$—	$18,656,179
Dividend Income Fund	2,144,038	—	9,387,284	—	(1)	22,494,264
Large-Cap Value Fund	6,866,525	—	17,916,622	—	—	51,310,179
Large-Cap Growth Fund	4,266,980	—	12,230,417	—	—	86,375,474
Mid-Cap Value Fund	4,503,438	—	4,840,555	—	—	26,979,690
Mid-Cap Growth Fund	2,763,042	—	1,738,920	—	—	17,386,646
Small-Cap Value Fund	2,621,737	—	1,725,333	—	—	5,109,812
Small-Cap Core Fund	413,700	—	478,174	—	(1)	2,439,354
Small-Cap Growth Fund	—	—	14,124,958	(487,076)	—	14,238,317
Global Low Volatility Equity Fund	1,177,231	—	325,785	(235,933)	9,890	5,891,200
Disciplined International Equity Fund	1,077,069	—	—	(4,419,714)	6,497	10,275,110
Pyrford International Stock Fund	14,755,088	—	—	(26,002,664)	35,241	53,751,175
LGM Emerging Markets Equity Fund	1,245,074	—	—	(5,540,201)	(20,806)	38,010,961
Alternative Strategies Fund	40,915	—	4,034,633	—	236,540	1,650,559
Global Long/Short Equity Fund	100,157	—	157,226	—	(38)	918,956
Ultra Short Tax-Free Fund	94,095	323,121	110,243	—	(338,757)	608,023
Short Tax-Free Fund	—	140,553	—	(235,122)	(141,018)	1,602,568
Short-Term Income Fund	169,236	—	—	(1,656,976)	(148,910)	1,294,301
Intermediate Tax-Free Fund	831,679	—	—	(11,528,180)	(658,172)	71,427,676
Strategic Income Fund	13,353	—	—	(4,009,823)	(28,279)	2,188,374
TCH Corporate Income Fund	526,739	—	—	(23,654)	(225,152)	6,219,580
TCH Core Plus Bond Fund	1,180,703	—	—	(2,554,919)	(232,139)	19,720,169
High Yield Bond Fund	894	—	—	(3,226,820)	(10,281)	489,963
Government Money Market Fund	1,937,003	—	900	—	(1,938,044)	—
Tax-Free Money Market Fund	24,255	111,545	—	—	(135,746)	—
Prime Money Market Fund	157,283	—	87	—	(181,345)	—
Institutional Prime Money Markey Fund	376,617	—	33	—	(360,165)	41,402

BMO Funds

At August 31, 2017, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

				Not Subject to Expiration
Fund	Utilized in 2017	Expired in 2017	Expiring in 2018	ST	LT	Total
Disciplined International Equity Fund	$—	$—	$—	$3,616,441	$803,273	$4,419,714
Pyrford International Stock Fund	—	—	—	3,097,943	19,555,037	22,652,980
LGM Emerging Markets Equity Fund	—	—	—	—	5,540,201	5,540,201
Short Tax-Free Fund	—	—	—	235,122	—	235,122
Short-Term Income Fund	—	—	—	444,399	1,212,577	1,656,976
Intermediate Tax-Free Fund	—	—	—	766,136	145,585	911,721
Strategic Income Fund	1,632,086	19,777,257	796,694	—	3,213,129	4,009,823
High Yield Bond Fund	—	—	—	1,098,121	2,128,699	3,226,820

As of August 31 2017, the following funds had post-October losses, which are deferred until fiscal year 2018 for tax purposes, of:

	Post-October Losses
Fund	Short-term	Long-term
Global Low Volatility Equity Fund	$235,933	$—
Pyrford International Stock Fund	—	3,349,684
Intermediate Tax-Free Fund	9,467,942	1,148,517
TCH Corporate Income Fund	—	23,654
TCH Core Plus Bond Fund	—	2,554,919

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first day of the Fund’s next taxable year.

As of August 31, 2017, the Small-Cap Growth Fund had qualified late-year ordinary losses of $487,076, which are deferred until fiscal year 2018 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year, are deemed to arise on the first day of the Fund’s next taxable year.

10.	Recently Issued Accounting Pronouncement

In October 2016, the Securities and Exchange Commission released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules introduce new regulatory reporting forms for investment companies; Form N-PORT and Form N-CEN. The compliance date for Form N-PORT and Form N-CEN is June 1, 2018 and compliance should be based on the reporting period-end date.

11.	Subsequent Events

Management of the Funds have evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that no subsequent events exist requiring recognition or disclosure in the financial statements.

Shareholder Report Disclosure of Directors’ Approval of Advisory Contracts (Unaudited)

Approval of Amendments to the Fee Schedule of the Advisory Agreement for the BMO Large-Cap Value Fund and the BMO Large-Cap Growth Fund

At a meeting held on February 7-8, 2018, the Board of Directors (the “Board”) of BMO Funds, Inc. (the “Corporation”), including the Directors who are not “interested persons” of the Corporation as defined in the Investment Company Act of 1940, as amended, considered an amendment to the investment advisory agreement between the Corporation and BMO Asset Management Corp. (the “Adviser”) on behalf of the BMO Large-Cap Value Fund and the BMO Large-Cap Growth Fund series of the Corporation (each a “Fund”) to reflect an amended fee schedule. The contractual fee schedule for each Fund was proposed to be amended to reflect a reduced advisory fee for each Fund. In approving the amended fee schedules, the Board took into consideration that the contractual fee to be paid to the Adviser by each Fund under the amended fee schedule would not be less advantageous to the Fund and its shareholders. In addition, the Board considered that the Adviser represented that the nature and quality of services the Adviser provides to each Fund would not be affected by the change in fee schedule.

NOTES

NOTES

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectuses, which contain facts concerning each Fund’s objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the Funds’ Statement of Additional Information, which is available on the Funds’ website at http://www.bmofunds.com and on the SEC’s website at http://www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the BMO Funds are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, BMO Harris Bank, NA, or any of its affiliates. Shares of the BMO Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1793

BMO Funds U.S. Services P.O. Box 55931 Boston, MA 02205-5931

Contact us 1-800-236-FUND (3863) 414-287-8555

Learn more bmofunds.com

BMO Investment Distributors, LLC, Distributor

BMO Asset Management Corp., Investment Adviser

Investment products are: NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE.

© 2018 BMO Financial Corp. (3/18)

BMO Funds	February 28, 2018

Semi-Annual

report

Target Retirement Funds

Target Risk Funds

Financial Information

Expense Example			2

Schedules of Investments:
BMO In-Retirement Fund	5	BMO Target Retirement 2050 Fund	11
BMO Target Retirement 2015 Fund	5	BMO Target Retirement 2055 Fund	12
BMO Target Retirement 2020 Fund	6	BMO Conservative Allocation Fund	13
BMO Target Retirement 2025 Fund	7	BMO Moderate Allocation Fund	14
BMO Target Retirement 2030 Fund	8	BMO Balanced Allocation Fund	14
BMO Target Retirement 2035 Fund	9	BMO Growth Allocation Fund	15
BMO Target Retirement 2040 Fund	9	BMO Aggressive Allocation Fund	16
BMO Target Retirement 2045 Fund	10

Notes to Schedules of Investments			17
Statements of Assets and Liabilities			18
Statements of Operations			21
Statements of Changes in Net Assets			24
Financial Highlights			29
Notes to Financial Statements			36

Not FDIC Insured	No Bank Guarantee	May Lose Value

Expense Example (Unaudited)

For the Six Months Ended February 28, 2018

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended February 28, 2018 (9/1/17-2/28/18).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Investor
Fund	Beginning account value 9/1/17	Ending account value 2/28/18	Annualized Expense Ratio(1)	Expenses paid during period 9/1/17- 2/28/18(1)
In-Retirement Fund
Actual	$1,000.00	$1,020.50	0.33%	$1.65
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.33	1.66
2015 Fund
Actual	1,000.00	1,028.30	0.33	1.67
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.33	1.66
2020 Fund
Actual	1,000.00	1,045.40	0.33	1.67
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.33	1.66
2025 Fund
Actual	1,000.00	1,055.70	0.33	1.68
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.33	1.66
2030 Fund
Actual	1,000.00	1,064.00	0.37	1.89
Hypothetical (5% return before expenses)	1,000.00	1,023.17	0.37	1.86
2035 Fund
Actual	1,000.00	1,070.30	0.37	1.90
Hypothetical (5% return before expenses)	1,000.00	1,023.17	0.37	1.86
2040 Fund
Actual	1,000.00	1,074.10	0.36	1.85
Hypothetical (5% return before expenses)	1,000.00	1,023.22	0.36	1.81
2045 Fund
Actual	1,000.00	1,074.50	0.36	1.85
Hypothetical (5% return before expenses)	1,000.00	1,023.22	0.36	1.81
2050 Fund
Actual	1,000.00	1,074.60	0.36	1.85
Hypothetical (5% return before expenses)	1,000.00	1,023.22	0.36	1.81
2055 Fund
Actual	1,000.00	1,075.10	0.36	1.86
Hypothetical (5% return before expenses)	1,000.00	1,023.22	0.36	1.81

2

Expense Example (Unaudited) (continued)

	Investor				Institutional
Fund	Beginning account value 9/1/17	Ending account value 2/28/18	Annualized Expense Ratio(1)	Expenses paid during period 9/1/17- 2/28/18(1)	Beginning account value 9/1/17	Ending account value 2/28/18	Annualized Expense Ratio(1)	Expenses paid during period 9/1/17- 2/28/18(1)
Conservative Allocation Fund
Actual	$1,000.00	$1,005.00	0.33%	$1.64	$1,000.00	$1,006.30	0.08%	$0.42
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.33	1.66	1,000.00	1,024.60	0.08	0.40
Moderate Allocation Fund
Actual	1,000.00	1,026.10	0.30	1.50	1,000.00	1,027.90	0.05	0.26
Hypothetical (5% return before expenses)	1,000.00	1,023.51	0.30	1.51	1,000.00	1,024.75	0.05	0.25
Balanced Allocation Fund
Actual	1,000.00	1,048.40	0.33	1.67	1,000.00	1,049.40	0.08	0.41
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.33	1.66	1,000.00	1,024.60	0.08	0.40
Growth Allocation Fund
Actual	1,000.00	1,069.50	0.30	1.54	1,000.00	1,071.60	0.05	0.26
Hypothetical (5% return before expenses)	1,000.00	1,023.51	0.30	1.51	1,000.00	1,024.75	0.05	0.25
Aggressive Allocation Fund
Actual	1,000.00	1,087.80	0.33	1.70	1,000.00	1,090.10	0.08	0.41
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.33	1.66	1,000.00	1,024.60	0.08	0.40

(1)	Expenses are equal to the Funds’ annualized expense ratios for the period September 1, 2017 through February 28, 2018, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). These expenses and ratios are exclusive of acquired fund fees and expenses.

	Retirement Class R-3				Retirement Class R-6
Fund	Beginning account value 9/1/17	Ending account value 2/28/18	Annualized Expense Ratio(1)	Expenses paid during period 9/1/17- 2/28/18(1)	Beginning account value 9/1/17	Ending account value 2/28/18	Annualized Expense Ratio(1)	Expenses paid during period 9/1/17- 2/28/18(1)
In-Retirement Fund
Actual	$1,000.00	$1,018.20	0.58%	$2.89	$1,000.00	$1,021.40	0.00%	$0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.58	2.91	1,000.00	1,025.00	0.00	0.00
2015 Fund
Actual	1,000.00	1,026.50	0.58	2.92	1,000.00	1,030.50	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.58	2.91	1,000.00	1,025.00	0.00	0.00
2020 Fund
Actual	1,000.00	1,043.30	0.58	2.94	1,000.00	1,046.70	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.58	2.91	1,000.00	1,025.00	0.00	0.00
2025 Fund
Actual	1,000.00	1,053.80	0.58	2.96	1,000.00	1,057.60	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.58	2.91	1,000.00	1,025.00	0.00	0.00
2030 Fund
Actual	1,000.00	1,061.80	0.62	3.17	1,000.00	1,065.90	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,021.93	0.62	3.11	1,000.00	1,025.00	0.00	0.00
2035 Fund
Actual	1,000.00	1,069.60	0.62	3.19	1,000.00	1,073.00	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,021.93	0.62	3.11	1,000.00	1,025.00	0.00	0.00
2040 Fund
Actual	1,000.00	1,073.40	0.61	3.13	1,000.00	1,076.20	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,021.98	0.61	3.06	1,000.00	1,025.00	0.00	0.00
2045 Fund
Actual	1,000.00	1,073.20	0.61	3.14	1,000.00	1,077.20	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,021.98	0.61	3.06	1,000.00	1,025.00	0.00	0.00
2050 Fund
Actual	1,000.00	1,073.70	0.61	3.13	1,000.00	1,077.40	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,021.98	0.61	3.06	1,000.00	1,025.00	0.00	0.00
2055 Fund
Actual	1,000.00	1,073.00	0.61	3.14	1,000.00	1,077.60	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,021.98	0.61	3.06	1,000.00	1,025.00	0.00	0.00
Conservative Allocation Fund
Actual	1,000.00	1,003.20	0.58	2.90	1,000.00	1,007.50	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.58	2.91	1,000.00	1,025.00	0.00	0.00
Moderate Allocation Fund
Actual	1,000.00	1,024.30	0.55	2.76	1,000.00	1,027.80	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.27	0.55	2.76	1,000.00	1,025.00	0.00	0.00
Balanced Allocation Fund
Actual	1,000.00	1,046.80	0.58	2.94	1,000.00	1,050.50	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.58	2.91	1,000.00	1,025.00	0.00	0.00
Growth Allocation Fund
Actual	1,000.00	1,068.00	0.55	2.82	1,000.00	1,072.30	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.27	0.55	2.76	1,000.00	1,025.00	0.00	0.00

3

Expense Example (Unaudited) (continued)

	Retirement Class R-3				Retirement Class R-6
Fund	Beginning account value 9/1/17	Ending account value 2/28/18	Annualized Expense Ratio(1)	Expenses paid during period 9/1/17- 2/28/18(1)	Beginning account value 9/1/17	Ending account value 2/28/18	Annualized Expense Ratio(1)	Expenses paid during period 9/1/17- 2/28/18(1)
Aggressive Allocation Fund
Actual	$1,000.00	$1,086.90	0.58%	$2.99	$1,000.00	$1,090.20	0.00%	$0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.12	0.58	2.91	1,000.00	1,025.00	0.00	0.00

(1)	Expenses are equal to the Funds’ annualized expense ratios for the period September 1, 2017 through February 28, 2018, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). These expenses and ratios are exclusive of acquired fund fees and expenses.

4

February 28, 2018 (Unaudited)

Schedules of Investments	BMO Funds

In-Retirement Fund

Description	Shares	Value
Mutual Funds — 98.7%

Large-Cap Funds — 17.8%
BMO Dividend Income Fund — Institutional Class (1)	19,937	$287,897
BMO Large-Cap Growth Fund — Class R6 (1)	9,748	183,454
BMO Large-Cap Value Fund — Class R6 (1)	26,459	422,811
BMO Low Volatility Equity Fund — Institutional Class (1)	27,949	409,180
Harbor Capital Appreciation Fund — Retirement Class	2,427	181,690
T Rowe Price Growth Stock Fund — Institutional Class	2,714	182,546
Vanguard Equity Income Fund — Admiral Class	4,492	346,720
Vanguard Institutional Index Fund — Institutional Class	2,867	710,632

Total Large-Cap Funds		2,724,930

Mid-Cap Funds — 3.1%
BMO Mid-Cap Growth Fund — Class R6 (1)	4,508	75,999
BMO Mid-Cap Value Fund — Class R6 (1)	15,076	181,969
Vanguard Mid-Cap Index Fund — Institutional Class	5,006	212,107

Total Mid-Cap Funds		470,075

Small-Cap Funds — 1.2%
BMO Small-Cap Growth Fund — Institutional Class (1)	2,421	45,217
Goldman Sachs Small Cap Value Fund — Institutional Class	2,305	135,219

Total Small-Cap Funds		180,436

International Funds — 11.4%
BMO Disciplined International Equity Fund — Institutional Class (1)	26,476	303,145
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	14,357	242,201
BMO Pyrford International Stock Fund — Class R6 (1)	30,902	408,829
DFA International Small Company Portfolio — Institutional Class	2,133	45,509
Dodge & Cox International Stock Fund — Retail Class	4,520	210,788
Harbor International Fund — Retirement Class	3,151	211,420
MFS International Value Fund — Class R6	7,457	318,335

Total International Funds		1,740,227

Fixed Income Funds — 58.3%
BMO High Yield Bond Fund — Institutional Class (1)	29,310	275,224
BMO TCH Core Plus Bond Fund — Institutional Class (1)	247,732	2,848,914
Federated Institutional High-Yield Bond Fund — Class R6	44,926	442,968
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	47,584	458,706
Metropolitan West Total Return Bond Fund — Plan Class	337,695	3,309,415
TCW Emerging Markets Income Fund — Institutional Class	54,478	455,984

Description	Shares	Value
Mutual Funds (continued)

Fixed Income Funds (continued)
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	33,199	$810,380
Vanguard Short-Term Investment Grade Fund — Admiral Class	29,069	305,804

Total Fixed Income Funds		8,907,395

Alternative Funds — 6.9%
BMO Alternative Strategies Fund — Institutional Class (1)	105,868	1,059,740

Total Mutual Funds (identified cost $13,034,964)		15,082,803

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 1.430% (1)	155,178	155,178

Total Short-Term Investments (identified cost $155,178)		155,178

Total Investments — 99.7% (identified cost $13,190,142)		15,237,981
Other Assets and Liabilities — 0.3%		38,918

Total Net Assets — 100.0%		$15,276,899

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	17.8%
Mid-Cap Funds	3.1
Small-Cap Funds	1.2
International Funds	11.4
Fixed Income Funds	58.3
Alternative Funds	6.9
Other Assets & Liabilities, Net	1.3

Total	100.0%

2015 Fund

Description	Shares	Value
Mutual Funds — 98.2%

Large-Cap Funds — 20.6%
BMO Dividend Income Fund — Institutional Class (1)	4,170	$60,210
BMO Large-Cap Growth Fund — Class R6 (1)	3,373	63,472
BMO Large-Cap Value Fund — Class R6 (1)	7,487	119,641
BMO Low Volatility Equity Fund — Institutional Class (1)	7,775	113,827
Harbor Capital Appreciation Fund — Retirement Class	843	63,094
T Rowe Price Growth Stock Fund — Institutional Class	942	63,392
Vanguard Equity Income Fund — Admiral Class	1,103	85,104
Vanguard Institutional Index Fund — Institutional Class	802	198,920

Total Large-Cap Funds		767,660

(See Notes which are an integral part of the Financial Statements)

5

February 28, 2018 (Unaudited)

Schedules of Investments

2015 Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Mid-Cap Funds — 4.1%
BMO Mid-Cap Growth Fund — Class R6 (1)	1,311	$22,096
BMO Mid-Cap Value Fund — Class R6 (1)	4,992	60,255
Vanguard Mid-Cap Index Fund — Institutional Class	1,646	69,744

Total Mid-Cap Funds		152,095

Small-Cap Funds — 1.6%
BMO Small-Cap Growth Fund — Institutional Class (1)	1,016	18,988
Goldman Sachs Small Cap Value Fund — Institutional Class	695	40,766

Total Small-Cap Funds		59,754

International Funds — 13.7%
BMO Disciplined International Equity Fund — Institutional Class (1)	7,473	85,564
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	4,500	75,913
BMO Pyrford International Stock Fund — Class R6 (1)	8,374	110,789
DFA International Small Company Portfolio — Institutional Class	689	14,701
Dodge & Cox International Stock Fund — Retail Class	1,416	66,026
Harbor International Fund — Retirement Class	1,129	75,740
MFS International Value Fund — Class R6	1,850	78,965

Total International Funds		507,698

Fixed Income Funds — 50.8%
BMO High Yield Bond Fund — Institutional Class (1)	5,918	55,567
BMO TCH Core Plus Bond Fund — Institutional Class (1)	53,986	620,834
Federated Institutional High-Yield Bond Fund — Class R6	9,759	96,219
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	10,337	99,650
Metropolitan West Total Return Bond Fund — Plan Class	75,263	737,577
TCW Emerging Markets Income Fund — Institutional Class	12,363	103,477
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	7,163	174,851

Total Fixed Income Funds		1,888,175

Alternative Funds — 7.4%
BMO Alternative Strategies Fund — Institutional Class (1)	27,554	275,817

Total Mutual Funds (identified cost $3,393,803)		3,651,199

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 1.430% (1)	39,515	39,515

Total Short-Term Investments (identified cost $39,515)		39,515

Total Investments — 99.2% (identified cost $3,433,318)		3,690,714
Other Assets and Liabilities — 0.8%		27,987

Total Net Assets — 100.0%		$3,718,701

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	20.6%
Mid-Cap Funds	4.1
Small-Cap Funds	1.6
International Funds	13.7
Fixed Income Funds	50.8
Alternative Funds	7.4
Other Assets & Liabilities, Net	1.8

Total	100.0%

2020 Fund

Description	Shares	Value
Mutual Funds — 99.2%

Large-Cap Funds — 30.0%
BMO Dividend Income Fund — Institutional Class (1)	101,298	$1,462,738
BMO Large-Cap Growth Fund — Class R6 (1)	112,881	2,124,422
BMO Large-Cap Value Fund — Class R6 (1)	222,988	3,563,352
BMO Low Volatility Equity Fund — Institutional Class (1)	233,166	3,413,556
Harbor Capital Appreciation Fund — Retirement Class	28,197	2,111,097
T Rowe Price Growth Stock Fund — Institutional Class	31,535	2,121,073
Vanguard Equity Income Fund — Admiral Class	29,327	2,263,727
Vanguard Institutional Index Fund — Institutional Class	29,439	7,297,849

Total Large-Cap Funds		24,357,814

Mid-Cap Funds — 6.9%
BMO Mid-Cap Growth Fund — Class R6 (1)	87,024	1,467,228
BMO Mid-Cap Value Fund — Class R6 (1)	161,707	1,951,797
Vanguard Mid-Cap Index Fund — Institutional Class	51,777	2,193,777

Total Mid-Cap Funds		5,612,802

Small-Cap Funds — 2.6%
BMO Small-Cap Growth Fund — Institutional Class (1)	43,268	808,244
Goldman Sachs Small Cap Value Fund — Institutional Class	21,972	1,289,098

Total Small-Cap Funds		2,097,342

International Funds — 20.2%
BMO Disciplined International Equity Fund — Institutional Class (1)	227,172	2,601,120
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	163,598	2,759,905
BMO Pyrford International Stock Fund — Class R6 (1)	276,196	3,654,070
DFA International Small Company Portfolio — Institutional Class	19,061	406,758
Dodge & Cox International Stock Fund — Retail Class	46,753	2,180,070
Harbor International Fund — Retirement Class	35,003	2,348,690
MFS International Value Fund — Class R6	59,034	2,520,166

Total International Funds		16,470,779

(See Notes which are an integral part of the Financial Statements)

6

BMO Funds

2020 Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Fixed Income Funds — 33.2%
BMO High Yield Bond Fund — Institutional Class (1)	78,592	$737,978
BMO TCH Core Plus Bond Fund — Institutional Class (1)	764,259	8,788,980
Federated Institutional High-Yield Bond Fund — Class R6	141,232	1,392,551
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	153,108	1,475,957
Metropolitan West Total Return Bond Fund — Plan Class	1,115,090	10,927,887
TCW Emerging Markets Income Fund — Institutional Class	146,075	1,222,651
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	100,775	2,459,928

Total Fixed Income Funds		27,005,932

Alternative Funds — 6.3%
BMO Alternative Strategies Fund — Institutional Class (1)	510,956	5,114,667

Total Mutual Funds (identified cost $61,475,877)		80,659,336

Short-Term Investments — 0.9%

Mutual Funds — 0.9%
BMO Institutional Prime Money Market Fund — Premier Class, 1.430% (1)	734,335	734,335

Total Short-Term Investments (identified cost $734,314)		734,335

Total Investments — 100.1% (identified cost $62,210,191)		81,393,671
Other Assets and Liabilities — (0.1)%		(96,822)

Total Net Assets — 100.0%		$81,296,849

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	30.0%
Mid-Cap Funds	6.9
Small-Cap Funds	2.6
International Funds	20.2
Fixed Income Funds	33.2
Alternative Funds	6.3
Other Assets & Liabilities, Net	0.8

Total	100.0%

2025 Fund

Description	Shares	Value
Mutual Funds — 98.7%

Large-Cap Funds — 32.4%
BMO Dividend Income Fund — Institutional Class (1)	22,103	$319,172
BMO Large-Cap Growth Fund — Class R6 (1)	34,111	641,979

Description	Shares	Value
Mutual Funds (continued)

Large-Cap Funds (continued)
BMO Large-Cap Value Fund — Class R6 (1)	73,494	$1,174,442
BMO Low Volatility Equity Fund — Institutional Class (1)	51,996	761,221
Harbor Capital Appreciation Fund — Retirement Class	13,435	1,005,852
T Rowe Price Growth Stock Fund — Institutional Class	15,025	1,010,578
Vanguard Equity Income Fund — Admiral Class	5,696	439,672
Vanguard Institutional Index Fund — Institutional Class	10,673	2,645,893

Total Large-Cap Funds		7,998,809

Mid-Cap Funds — 9.1%
BMO Mid-Cap Growth Fund — Class R6 (1)	40,901	689,586
BMO Mid-Cap Value Fund — Class R6 (1)	59,034	712,543
Vanguard Mid-Cap Index Fund — Institutional Class	19,699	834,651

Total Mid-Cap Funds		2,236,780

Small-Cap Funds — 3.8%
BMO Small-Cap Growth Fund — Institutional Class (1)	23,534	439,612
Goldman Sachs Small Cap Value Fund — Institutional Class	8,299	486,899

Total Small-Cap Funds		926,511

International Funds — 23.3%
BMO Disciplined International Equity Fund — Institutional Class (1)	57,913	663,107
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	63,973	1,079,226
BMO Pyrford International Stock Fund — Class R6 (1)	89,015	1,177,662
DFA International Small Company Portfolio — Institutional Class	8,063	172,057
Dodge & Cox International Stock Fund — Retail Class	19,881	927,067
Harbor International Fund — Retirement Class	15,316	1,027,713
MFS International Value Fund — Class R6	16,685	712,297

Total International Funds		5,759,129

Fixed Income Funds — 24.5%
BMO High Yield Bond Fund — Institutional Class (1)	18,468	173,419
BMO TCH Core Plus Bond Fund — Institutional Class (1)	166,166	1,910,911
Federated Institutional High-Yield Bond Fund — Class R6	32,631	321,740
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	35,979	346,838
Metropolitan West Total Return Bond Fund — Plan Class	255,844	2,507,274
TCW Emerging Markets Income Fund — Institutional Class	32,366	270,904
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	21,313	520,258

Total Fixed Income Funds		6,051,344

Alternative Funds — 5.6%
BMO Alternative Strategies Fund — Institutional Class (1)	137,233	1,373,698

Total Mutual Funds (identified cost $21,803,605)		24,346,271

(See Notes which are an integral part of the Financial Statements)

7

February 28, 2018 (Unaudited)

Schedules of Investments

2025 Fund (continued)

Description	Shares	Value

Short-Term Investments — 1.1%

Mutual Funds — 1.1%
BMO Institutional Prime Money Market Fund — Premier Class, 1.430% (1)	261,868	$261,868

Total Short-Term Investments (identified cost $261,865)		261,868

Total Investments — 99.8% (identified cost $22,065,470)		24,608,139
Other Assets and Liabilities — 0.2%		54,771

Total Net Assets — 100.0%		$24,662,910

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	32.4%
Mid-Cap Funds	9.1
Small-Cap Funds	3.8
International Funds	23.3
Fixed Income Funds	24.5
Alternative Funds	5.6
Other Assets & Liabilities, Net	1.3

Total	100.0%

2030 Fund

Description	Shares	Value
Mutual Funds — 99.0%

Large-Cap Funds — 36.3%
BMO Dividend Income Fund — Institutional Class (1)	95,238	$1,375,243
BMO Large-Cap Growth Fund — Class R6 (1)	140,557	2,645,280
BMO Large-Cap Value Fund — Class R6 (1)	336,947	5,384,410
BMO Low Volatility Equity Fund — Institutional Class (1)	234,878	3,438,611
Harbor Capital Appreciation Fund — Retirement Class	60,304	4,514,946
T Rowe Price Growth Stock Fund — Institutional Class	67,441	4,536,109
Vanguard Equity Income Fund — Admiral Class	26,589	2,052,394
Vanguard Institutional Index Fund — Institutional Class	47,448	11,762,467

Total Large-Cap Funds		35,709,460

Mid-Cap Funds — 10.2%
BMO Mid-Cap Growth Fund — Class R6 (1)	187,010	3,152,981
BMO Mid-Cap Value Fund — Class R6 (1)	260,628	3,145,777
Vanguard Mid-Cap Index Fund — Institutional Class	88,087	3,732,244

Total Mid-Cap Funds		10,031,002

Small-Cap Funds — 4.2%
BMO Small-Cap Growth Fund — Institutional Class (1)	109,841	2,051,824

Description	Shares	Value
Mutual Funds (continued)

Small-Cap Funds (continued)
Goldman Sachs Small Cap Value Fund — Institutional Class	34,862	$2,045,378

Total Small-Cap Funds		4,097,202

International Funds — 26.1%
BMO Disciplined International Equity Fund — Institutional Class (1)	248,862	2,849,474
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	285,008	4,808,088
BMO Pyrford International Stock Fund — Class R6 (1)	400,644	5,300,517
DFA International Small Company Portfolio — Institutional Class	41,473	885,038
Dodge & Cox International Stock Fund — Retail Class	90,010	4,197,162
Harbor International Fund — Retirement Class	68,576	4,601,452
MFS International Value Fund — Class R6	71,361	3,046,385

Total International Funds		25,688,116

Fixed Income Funds — 17.0%
BMO High Yield Bond Fund — Institutional Class (1)	52,775	495,560
BMO TCH Core Plus Bond Fund — Institutional Class (1)	440,298	5,063,423
Federated Institutional High-Yield Bond Fund — Class R6	80,335	792,102
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	102,813	991,121
Metropolitan West Total Return Bond Fund — Plan Class	749,909	7,349,106
TCW Emerging Markets Income Fund — Institutional Class	82,401	689,693
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	52,784	1,288,457

Total Fixed Income Funds		16,669,462

Alternative Funds — 5.2%
BMO Alternative Strategies Fund — Institutional Class (1)	509,808	5,103,179

Total Mutual Funds (identified cost $69,789,615)		97,298,421

Short-Term Investments — 1.6%

Mutual Funds — 1.6%
BMO Institutional Prime Money Market Fund — Premier Class, 1.430% (1)	1,557,798	1,557,798

Total Short-Term Investments (identified cost $1,557,798)		1,557,798

Total Investments — 100.6% (identified cost $71,347,413)		98,856,219
Other Assets and Liabilities — (0.6)%		(584,358)

Total Net Assets — 100.0%		$98,271,861

(See Notes which are an integral part of the Financial Statements)

8

BMO Funds

2030 Fund (continued)

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	36.3%
Mid-Cap Funds	10.2
Small-Cap Funds	4.2
International Funds	26.1
Fixed Income Funds	17.0
Alternative Funds	5.2
Other Assets & Liabilities, Net	1.0

Total	100.0%

2035 Fund

Description	Shares	Value
Mutual Funds — 98.2%

Large-Cap Funds — 39.4%
BMO Dividend Income Fund — Institutional Class (1)	13,712	$198,002
BMO Large-Cap Growth Fund — Class R6 (1)	20,358	383,131
BMO Large-Cap Value Fund — Class R6 (1)	48,570	776,156
BMO Low Volatility Equity Fund — Institutional Class (1)	34,268	501,678
Harbor Capital Appreciation Fund — Retirement Class	8,984	672,653
T Rowe Price Growth Stock Fund — Institutional Class	10,048	675,817
Vanguard Equity Income Fund — Admiral Class	3,913	302,057
Vanguard Institutional Index Fund — Institutional Class	6,960	1,725,489

Total Large-Cap Funds		5,234,983

Mid-Cap Funds — 11.0%
BMO Mid-Cap Growth Fund — Class R6 (1)	27,486	463,416
BMO Mid-Cap Value Fund — Class R6 (1)	39,400	475,564
Vanguard Mid-Cap Index Fund — Institutional Class	12,460	527,926

Total Mid-Cap Funds		1,466,906

Small-Cap Funds — 4.5%
BMO Small-Cap Growth Fund — Institutional Class (1)	16,166	301,972
Goldman Sachs Small Cap Value Fund — Institutional Class	5,131	301,021

Total Small-Cap Funds		602,993

International Funds — 28.3%
BMO Disciplined International Equity Fund — Institutional Class (1)	35,748	409,314
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	42,207	712,027
BMO Pyrford International Stock Fund — Class R6 (1)	58,822	778,220
DFA International Small Company Portfolio — Institutional Class	6,192	132,144
Dodge & Cox International Stock Fund — Retail Class	13,220	616,456
Harbor International Fund — Retirement Class	10,195	684,105

Description	Shares	Value
Mutual Funds (continued)

International Funds (continued)
MFS International Value Fund — Class R6	10,208	$435,778

Total International Funds		3,768,044

Fixed Income Funds — 10.4%
BMO High Yield Bond Fund — Institutional Class (1)	4,255	39,957
BMO TCH Core Plus Bond Fund — Institutional Class (1)	35,965	413,599
Federated Institutional High-Yield Bond Fund — Class R6	5,398	53,222
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	6,908	66,594
Metropolitan West Total Return Bond Fund — Plan Class	68,091	667,293
TCW Emerging Markets Income Fund — Institutional Class	6,327	52,960
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	3,819	93,232

Total Fixed Income Funds		1,386,857

Alternative Funds — 4.6%
BMO Alternative Strategies Fund — Institutional Class (1)	60,602	606,626

Total Mutual Funds (identified cost $10,993,968)		13,066,409

Short-Term Investments — 1.2%

Mutual Funds — 1.2%
BMO Institutional Prime Money Market Fund — Premier Class, 1.430% (1)	158,064	158,064

Total Short-Term Investments (identified cost $158,060)		158,064

Total Investments — 99.4% (identified cost $11,152,028)		13,224,473
Other Assets and Liabilities — 0.6%		80,822

Total Net Assets — 100.0%		$13,305,295

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	39.4%
Mid-Cap Funds	11.0
Small-Cap Funds	4.5
International Funds	28.3
Fixed Income Funds	10.4
Alternative Funds	4.6
Other Assets & Liabilities, Net	1.8

Total	100.0%

2040 Fund

Description	Shares	Value
Mutual Funds — 98.9%

Large-Cap Funds — 41.6%
BMO Dividend Income Fund — Institutional Class (1)	55,642	$803,468
BMO Large-Cap Growth Fund — Class R6 (1)	94,466	1,777,856

(See Notes which are an integral part of the Financial Statements)

9

February 28, 2018 (Unaudited)

Schedules of Investments

2040 Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Large-Cap Funds (continued)
BMO Large-Cap Value Fund — Class R6 (1)	221,910	$3,546,120
BMO Low Volatility Equity Fund — Institutional Class (1)	156,828	2,295,959
Harbor Capital Appreciation Fund — Retirement Class	41,359	3,096,548
T Rowe Price Growth Stock Fund — Institutional Class	46,255	3,111,089
Vanguard Equity Income Fund — Admiral Class	17,753	1,370,370
Vanguard Institutional Index Fund — Institutional Class	31,879	7,902,854

Total Large-Cap Funds		23,904,264

Mid-Cap Funds — 11.6%
BMO Mid-Cap Growth Fund — Class R6 (1)	119,502	2,014,799
BMO Mid-Cap Value Fund — Class R6 (1)	171,302	2,067,620
Vanguard Mid-Cap Index Fund — Institutional Class	60,944	2,582,191

Total Mid-Cap Funds		6,664,610

Small-Cap Funds — 4.8%
BMO Small-Cap Growth Fund — Institutional Class (1)	73,340	1,369,988
Goldman Sachs Small Cap Value Fund — Institutional Class	23,277	1,365,677

Total Small-Cap Funds		2,735,665

International Funds — 29.8%
BMO Disciplined International Equity Fund — Institutional Class (1)	160,436	1,836,990
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	193,698	3,267,688
BMO Pyrford International Stock Fund — Class R6 (1)	264,413	3,498,190
DFA International Small Company Portfolio — Institutional Class	29,615	631,980
Dodge & Cox International Stock Fund — Retail Class	59,924	2,794,263
Harbor International Fund — Retirement Class	46,884	3,145,912
MFS International Value Fund — Class R6	45,726	1,952,055

Total International Funds		17,127,078

Fixed Income Funds — 6.9%
BMO High Yield Bond Fund — Institutional Class (1)	12,334	115,812
BMO TCH Core Plus Bond Fund — Institutional Class (1)	85,748	986,101
Federated Institutional High-Yield Bond Fund — Class R6	23,468	231,392
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	24,027	231,624
Metropolitan West Total Return Bond Fund — Plan Class	201,305	1,972,788
TCW Emerging Markets Income Fund — Institutional Class	20,632	172,692
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	9,489	231,624

Total Fixed Income Funds		3,942,033

Description	Shares	Value
Mutual Funds (continued)

Alternative Funds — 4.2%
BMO Alternative Strategies Fund — Institutional Class (1)	240,570	$2,408,108

Total Mutual Funds (identified cost $38,665,571)		56,781,758

Short-Term Investments — 1.3%

Mutual Funds — 1.3%
BMO Institutional Prime Money Market Fund — Premier Class, 1.430% (1)	757,962	757,962

Total Short-Term Investments (identified cost $757,946)		757,962

Total Investments — 100.2% (identified cost $39,423,517)		57,539,720
Other Assets and Liabilities — (0.2)%		(96,959)

Total Net Assets — 100.0%		$57,442,761

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	41.6%
Mid-Cap Funds	11.6
Small-Cap Funds	4.8
International Funds	29.8
Fixed Income Funds	6.9
Alternative Funds	4.2
Other Assets & Liabilities, Net	1.1

Total	100.0%

2045 Fund

Description	Shares	Value
Mutual Funds — 98.2%

Large-Cap Funds — 41.8%
BMO Dividend Income Fund — Institutional Class (1)	8,085	$116,752
BMO Large-Cap Growth Fund — Class R6 (1)	13,730	258,407
BMO Large-Cap Value Fund — Class R6 (1)	32,766	523,596
BMO Low Volatility Equity Fund — Institutional Class (1)	22,789	333,625
Harbor Capital Appreciation Fund — Retirement Class	6,121	458,291
T Rowe Price Growth Stock Fund — Institutional Class	6,846	460,444
Vanguard Equity Income Fund — Admiral Class	2,580	199,128
Vanguard Institutional Index Fund — Institutional Class	4,666	1,156,682

Total Large-Cap Funds		3,506,925

Mid-Cap Funds — 11.6%
BMO Mid-Cap Growth Fund — Class R6 (1)	17,861	301,135
BMO Mid-Cap Value Fund — Class R6 (1)	24,892	300,445
Vanguard Mid-Cap Index Fund — Institutional Class	8,856	375,217

Total Mid-Cap Funds		976,797

(See Notes which are an integral part of the Financial Statements)

10

BMO Funds

2045 Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Small-Cap Funds — 4.9%
BMO Small-Cap Growth Fund — Institutional Class (1)	11,101	$207,367
Goldman Sachs Small Cap Value Fund — Institutional Class	3,523	206,714

Total Small-Cap Funds		414,081

International Funds — 29.9%
BMO Disciplined International Equity Fund — Institutional Class (1)	23,313	266,932
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	29,134	491,487
BMO Pyrford International Stock Fund — Class R6 (1)	39,052	516,654
DFA International Small Company Portfolio — Institutional Class	4,695	100,181
Dodge & Cox International Stock Fund — Retail Class	8,885	414,319
Harbor International Fund — Retirement Class	6,813	457,131
MFS International Value Fund — Class R6	6,254	266,967

Total International Funds		2,513,671

Fixed Income Funds — 6.5%
BMO High Yield Bond Fund — Institutional Class (1)	1,792	16,829
BMO TCH Core Plus Bond Fund — Institutional Class (1)	13,193	151,719
Federated Institutional High-Yield Bond Fund — Class R6	2,558	25,218
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	2,619	25,243
Metropolitan West Total Return Bond Fund — Plan Class	28,391	278,235
TCW Emerging Markets Income Fund — Institutional Class	1,999	16,729
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	1,379	33,657

Total Fixed Income Funds		547,630

Alternative Funds — 3.5%
BMO Alternative Strategies Fund — Institutional Class (1)	29,131	291,601

Total Mutual Funds (identified cost $6,981,347)		8,250,705

Short-Term Investments — 1.3%

Mutual Funds — 1.3%
BMO Institutional Prime Money Market Fund — Premier Class, 1.430% (1)	107,994	107,994

Total Short-Term Investments (identified cost $107,990)		107,994

Total Investments — 99.5% (identified cost $7,089,337)		8,358,699
Other Assets and Liabilities — 0.5%		44,572

Total Net Assets — 100.0%		$8,403,271

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	41.8%
Mid-Cap Funds	11.6
Small-Cap Funds	4.9
International Funds	29.9
Fixed Income Funds	6.5
Alternative Funds	3.5
Other Assets & Liabilities, Net	1.8

Total	100.0%

2050 Fund

Description	Shares	Value
Mutual Funds — 98.9%

Large-Cap Funds — 42.0%
BMO Dividend Income Fund — Institutional Class (1)	41,678	$601,829
BMO Large-Cap Growth Fund — Class R6 (1)	70,639	1,329,425
BMO Large-Cap Value Fund — Class R6 (1)	168,901	2,699,038
BMO Low Volatility Equity Fund — Institutional Class (1)	117,470	1,719,763
Harbor Capital Appreciation Fund — Retirement Class	31,553	2,362,390
T Rowe Price Growth Stock Fund — Institutional Class	35,288	2,373,465
Vanguard Equity Income Fund — Admiral Class	13,298	1,026,469
Vanguard Institutional Index Fund — Institutional Class	24,052	5,962,462

Total Large-Cap Funds		18,074,841

Mid-Cap Funds — 11.7%
BMO Mid-Cap Growth Fund — Class R6 (1)	92,068	1,552,273
BMO Mid-Cap Value Fund — Class R6 (1)	128,312	1,548,725
Vanguard Mid-Cap Index Fund — Institutional Class	45,649	1,934,162

Total Mid-Cap Funds		5,035,160

Small-Cap Funds — 5.0%
BMO Small-Cap Growth Fund — Institutional Class (1)	57,224	1,068,941
Goldman Sachs Small Cap Value Fund — Institutional Class	18,162	1,065,571

Total Small-Cap Funds		2,134,512

International Funds — 30.1%
BMO Disciplined International Equity Fund — Institutional Class (1)	120,173	1,375,976
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	150,178	2,533,509
BMO Pyrford International Stock Fund — Class R6 (1)	201,303	2,663,238
DFA International Small Company Portfolio — Institutional Class	24,199	516,411
Dodge & Cox International Stock Fund — Retail Class	45,802	2,135,748
Harbor International Fund — Retirement Class	35,118	2,356,421
MFS International Value Fund — Class R6	32,236	1,376,154

Total International Funds		12,957,457

(See Notes which are an integral part of the Financial Statements)

11

February 28, 2018 (Unaudited)

Schedules of Investments

2050 Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Fixed Income Funds — 6.6%
BMO High Yield Bond Fund — Institutional Class (1)	9,238	$86,746
BMO TCH Core Plus Bond Fund — Institutional Class (1)	68,005	782,063
Federated Institutional High-Yield Bond Fund — Class R6	13,183	129,989
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	13,498	130,120
Metropolitan West Total Return Bond Fund — Plan Class	146,348	1,434,207
TCW Emerging Markets Income Fund — Institutional Class	10,303	86,235
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	7,107	173,493

Total Fixed Income Funds		2,822,853

Alternative Funds — 3.5%
BMO Alternative Strategies Fund — Institutional Class (1)	150,164	1,503,141

Total Mutual Funds (identified cost $30,127,274)		42,527,964

Short-Term Investments — 1.5%

Mutual Funds — 1.5%
BMO Institutional Prime Money Market Fund — Premier Class, 1.430% (1)	636,480	636,480

Total Short-Term Investments (identified cost $636,472)		636,480

Total Investments — 100.4% (identified cost $30,763,746)		43,164,444
Other Assets and Liabilities — (0.4)%		(161,678)

Total Net Assets — 100.0%		$43,002,766

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	42.0%
Mid-Cap Funds	11.7
Small-Cap Funds	5.0
International Funds	30.1
Fixed Income Funds	6.6
Alternative Funds	3.5
Other Assets & Liabilities, Net	1.1

Total	100.0%

2055 Fund

Description	Shares	Value
Mutual Funds — 97.4%

Large-Cap Funds — 41.4%
BMO Dividend Income Fund — Institutional Class (1)	8,623	$124,510
BMO Large-Cap Growth Fund — Class R6 (1)	14,614	275,027
BMO Large-Cap Value Fund — Class R6 (1)	34,943	558,393

Description	Shares	Value
Mutual Funds (continued)

Large-Cap Funds (continued)
BMO Low Volatility Equity Fund — Institutional Class (1)	24,303	$355,802
Harbor Capital Appreciation Fund — Retirement Class	6,528	488,745
T Rowe Price Growth Stock Fund — Institutional Class	7,301	491,036
Vanguard Equity Income Fund — Admiral Class	2,751	212,362
Vanguard Institutional Index Fund — Institutional Class	4,976	1,233,559

Total Large-Cap Funds		3,739,434

Mid-Cap Funds — 11.5%
BMO Mid-Cap Growth Fund — Class R6 (1)	19,048	321,144
BMO Mid-Cap Value Fund — Class R6 (1)	26,546	320,409
Vanguard Mid-Cap Index Fund — Institutional Class	9,444	400,162

Total Mid-Cap Funds		1,041,715

Small-Cap Funds — 4.9%
BMO Small-Cap Growth Fund — Institutional Class (1)	11,839	221,149
Goldman Sachs Small Cap Value Fund — Institutional Class	3,757	220,450

Total Small-Cap Funds		441,599

International Funds — 29.7%
BMO Disciplined International Equity Fund — Institutional Class (1)	24,862	284,670
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	31,070	524,147
BMO Pyrford International Stock Fund — Class R6 (1)	41,647	550,986
DFA International Small Company Portfolio — Institutional Class	5,007	106,844
Dodge & Cox International Stock Fund — Retail Class	9,476	441,850
Harbor International Fund — Retirement Class	7,265	487,515
MFS International Value Fund — Class R6	6,669	284,720

Total International Funds		2,680,732

Fixed Income Funds — 6.5%
BMO High Yield Bond Fund — Institutional Class (1)	1,911	17,946
BMO TCH Core Plus Bond Fund — Institutional Class (1)	14,071	161,812
Federated Institutional High-Yield Bond Fund — Class R6	2,727	26,893
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	2,793	26,920
Metropolitan West Total Return Bond Fund — Plan Class	30,280	296,748
TCW Emerging Markets Income Fund — Institutional Class	2,132	17,841
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	1,470	35,893

Total Fixed Income Funds		584,053

Alternative Funds — 3.4%
BMO Alternative Strategies Fund — Institutional Class (1)	31,063	310,940

Total Mutual Funds (identified cost $7,568,883)		8,798,473

(See Notes which are an integral part of the Financial Statements)

12

BMO Funds

2055 Fund (continued)

Description	Shares	Value
Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 1.430% (1)	93,759	$93,759

Total Short-Term Investments (identified cost $93,756)		93,759

Total Investments — 98.4% (identified cost $7,662,639)		8,892,232
Other Assets and Liabilities — 1.6%		145,758

Total Net Assets — 100.0%		$9,037,990

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	41.4%
Mid-Cap Funds	11.5
Small-Cap Funds	4.9
International Funds	29.7
Fixed Income Funds	6.5
Alternative Funds	3.4
Other Assets & Liabilities, Net	2.6

Total	100.0%

Conservative Allocation Fund

Description	Shares	Value
Mutual Funds — 98.8%

Large-Cap Funds — 12.4%
BMO Dividend Income Fund — Institutional Class (1)	21,157	$305,511
BMO Large-Cap Growth Fund — Class R6 (1)	42,576	801,276
BMO Large-Cap Value Fund — Class R6 (1)	62,981	1,006,437
BMO Low Volatility Equity Fund — Institutional Class (1)	38,344	561,353
Dodge & Cox Stock Fund — Retail Class	1,867	386,144
Harbor Capital Appreciation Fund — Retirement Class	5,232	391,714
T Rowe Price Growth Stock Fund — Institutional Class	4,703	316,296
Vanguard Institutional Index Fund — Institutional Class	6,244	1,547,884

Total Large-Cap Funds		5,316,615

Mid-Cap Funds — 1.8%
BMO Mid-Cap Growth Fund — Class R6 (1)	12,527	211,200
BMO Mid-Cap Value Fund — Class R6 (1)	17,378	209,756
Vanguard Mid-Cap Index Fund — Institutional Class	8,576	363,384

Total Mid-Cap Funds		784,340

Small-Cap Funds — 1.0%
BMO Small-Cap Growth Fund — Institutional Class (1)	11,568	216,100
BMO Small-Cap Value Fund — Class R6 (1)	9,162	122,591
Goldman Sachs Small Cap Value Fund — Institutional Class	1,801	105,692

Total Small-Cap Funds		444,383

Description	Shares	Value
Mutual Funds (continued)

International Funds — 7.2%
BMO Disciplined International Equity Fund — Institutional Class (1)	49,770	$569,872
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	24,675	416,268
BMO Pyrford International Stock Fund — Class R6 (1)	39,380	521,002
Dodge & Cox International Stock Fund — Retail Class	8,552	398,802
Harbor International Fund — Retirement Class	5,938	398,432
MFS International Value Fund — Class R6	10,860	463,619
T Rowe Price International Discovery Fund — Institutional Class	4,236	311,694

Total International Funds		3,079,689

Fixed Income Funds — 66.0%
BMO TCH Core Plus Bond Fund — Institutional Class (1)	903,483	10,390,055
Metropolitan West Total Return Bond Fund — Plan Class (3)	1,252,258	12,272,125
TCW Emerging Markets Income Fund — Institutional Class	123,662	1,035,051
Vanguard Total Bond Market Index Fund — Institutional Class	441,320	4,625,031

Total Fixed Income Funds		28,322,262

Alternative Funds — 10.4%
BMO Alternative Strategies Fund — Institutional Class (1)	446,510	4,469,563

Total Mutual Funds (identified cost $37,060,903)		42,416,852

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 1.430% (1)	427,731	427,731

Total Short-Term Investments (identified cost $427,731)		427,731

Total Investments — 99.8% (identified cost $37,488,634)		42,844,583
Other Assets and Liabilities — 0.2%		95,907

Total Net Assets — 100.0%		$42,940,490

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	12.4%
Mid-Cap Funds	1.8
Small-Cap Funds	1.0
International Funds	7.2
Fixed Income Funds	66.0
Alternative Funds	10.4
Other Assets & Liabilities, Net	1.2

Total	100.0%

(See Notes which are an integral part of the Financial Statements)

13

February 28, 2018 (Unaudited)

Schedules of Investments

Moderate Allocation Fund

Description	Shares	Value
Mutual Funds — 98.8%

Large-Cap Funds — 23.2%
BMO Dividend Income Fund — Institutional Class (1)	98,480	$1,422,050
BMO Large-Cap Growth Fund — Class R6 (1)	199,494	3,754,482
BMO Large-Cap Value Fund — Class R6 (1)	295,176	4,716,909
BMO Low Volatility Equity Fund — Institutional Class (1)	179,073	2,621,627
Dodge & Cox Stock Fund — Retail Class	8,676	1,794,358
Harbor Capital Appreciation Fund — Retirement Class	24,218	1,813,206
T Rowe Price Growth Stock Fund — Institutional Class	21,699	1,459,485
Vanguard Institutional Index Fund — Institutional Class	29,175	7,232,517

Total Large-Cap Funds		24,814,634

Mid-Cap Funds — 3.5%
BMO Mid-Cap Growth Fund — Class R6 (1)	58,717	989,973
BMO Mid-Cap Value Fund — Class R6 (1)	81,830	987,694
Vanguard Mid-Cap Index Fund — Institutional Class	40,319	1,708,326

Total Mid-Cap Funds		3,685,993

Small-Cap Funds — 2.0%
BMO Small-Cap Growth Fund — Institutional Class (1)	54,244	1,013,285
BMO Small-Cap Value Fund — Class R6 (1)	43,342	579,913
Goldman Sachs Small Cap Value Fund — Institutional Class	8,429	494,518

Total Small-Cap Funds		2,087,716

International Funds — 13.5%
BMO Disciplined International Equity Fund — Institutional Class (1)	234,553	2,685,635
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	116,877	1,971,718
BMO Pyrford International Stock Fund — Class R6 (1)	184,352	2,438,982
Dodge & Cox International Stock Fund — Retail Class	40,251	1,876,912
Harbor International Fund — Retirement Class	28,057	1,882,627
MFS International Value Fund — Class R6	50,484	2,155,159
T Rowe Price International Discovery Fund — Institutional Class	19,790	1,456,311

Total International Funds		14,467,344

Fixed Income Funds — 48.3%
BMO TCH Core Plus Bond Fund — Institutional Class (1)	1,645,392	18,922,012
Metropolitan West Total Return Bond Fund — Plan Class	2,281,761	22,361,257
TCW Emerging Markets Income Fund — Institutional Class	223,828	1,873,438
Vanguard Total Bond Market Index Fund — Institutional Class	803,877	8,424,636

Total Fixed Income Funds		51,581,343

Description	Shares	Value
Mutual Funds (continued)

Alternative Funds — 8.3%
BMO Alternative Strategies Fund — Institutional Class (1)	889,689	$8,905,791

Total Mutual Funds (identified cost $87,732,148)		105,542,821

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 1.430% (1)	1,126,240	1,126,240

Total Short-Term Investments (identified cost $1,126,193)		1,126,240

Total Investments — 99.8% (identified cost $88,858,341)		106,669,061
Other Assets and Liabilities — 0.2%		161,185

Total Net Assets — 100.0%		$106,830,246

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	23.2%
Mid-Cap Funds	3.5
Small-Cap Funds	2.0
International Funds	13.5
Fixed Income Funds	48.3
Alternative Funds	8.3
Other Assets & Liabilities, Net	1.2

Total	100.0%

Balanced Allocation Fund

Description	Shares	Value
Mutual Funds — 99.0%

Large-Cap Funds — 34.0%
BMO Dividend Income Fund — Institutional Class (1)	484,978	$7,003,085
BMO Large-Cap Growth Fund — Class R6 (1)	986,331	18,562,744
BMO Large-Cap Value Fund — Class R6 (1)	1,455,795	23,263,602
BMO Low Volatility Equity Fund — Institutional Class (1)	883,243	12,930,671
Dodge & Cox Stock Fund — Retail Class	42,829	8,858,308
Harbor Capital Appreciation Fund — Retirement Class	119,819	8,970,876
T Rowe Price Growth Stock Fund — Institutional Class	107,206	7,210,686
Vanguard Institutional Index Fund — Institutional Class	143,977	35,691,968

Total Large-Cap Funds		122,491,940

Mid-Cap Funds — 5.0%
BMO Mid-Cap Growth Fund — Class R6 (1)	288,446	4,863,203
BMO Mid-Cap Value Fund — Class R6 (1)	401,986	4,851,976
Vanguard Mid-Cap Index Fund — Institutional Class	199,158	8,438,343

Total Mid-Cap Funds		18,153,522

(See Notes which are an integral part of the Financial Statements)

14

BMO Funds

Balanced Allocation Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Small-Cap Funds — 2.9%
BMO Small-Cap Growth Fund — Institutional Class (1)	267,701	$5,000,657
BMO Small-Cap Value Fund — Class R6 (1)	213,340	2,854,488
Goldman Sachs Small Cap Value Fund — Institutional Class	41,268	2,421,186

Total Small-Cap Funds		10,276,331

International Funds — 19.9%
BMO Disciplined International Equity Fund — Institutional Class (1)	1,157,690	13,255,554
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	576,275	9,721,755
BMO Pyrford International Stock Fund — Class R6 (1)	908,677	12,021,796
Dodge & Cox International Stock Fund — Retail Class	198,962	9,277,589
Harbor International Fund — Retirement Class	138,687	9,305,905
MFS International Value Fund — Class R6	252,478	10,778,287
T Rowe Price International Discovery Fund — Institutional Class	97,767	7,194,657

Total International Funds		71,555,543

Fixed Income Funds — 30.2%
BMO TCH Core Plus Bond Fund — Institutional Class (1)	3,472,321	39,931,689
Metropolitan West Total Return Bond Fund — Plan Class	4,816,953	47,206,136
TCW Emerging Markets Income Fund — Institutional Class	473,415	3,962,483
Vanguard Total Bond Market Index Fund — Institutional Class	1,695,972	17,773,791

Total Fixed Income Funds		108,874,099

Alternative Funds — 7.0%
BMO Alternative Strategies Fund — Institutional Class (1)	2,509,001	25,115,103

Total Mutual Funds (identified cost $265,197,260)		356,466,538

Short-Term Investments — 0.7%

Mutual Funds — 0.7%
BMO Institutional Prime Money Market Fund — Premier Class, 1.430% (1)	2,454,922	2,454,922

Total Short-Term Investments (identified cost $2,454,882)		2,454,922

Total Investments — 99.7% (identified cost $267,652,142)		358,921,460
Other Assets and Liabilities — 0.3%		959,591

Total Net Assets — 100.0%		$359,881,051

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	34.0%
Mid-Cap Funds	5.0
Small-Cap Funds	2.9
International Funds	19.9
Fixed Income Funds	30.2
Alternative Funds	7.0
Other Assets & Liabilities, Net	1.0

Total	100.0%

Growth Allocation Fund

Description	Shares	Value
Mutual Funds — 99.0%

Large-Cap Funds — 45.1%
BMO Dividend Income Fund — Institutional Class (1)	236,207	$3,410,834
BMO Large-Cap Growth Fund — Class R6 (1)	480,178	9,036,950
BMO Large-Cap Value Fund — Class R6 (1)	709,039	11,330,449
BMO Low Volatility Equity Fund — Institutional Class (1)	429,903	6,293,784
Dodge & Cox Stock Fund — Retail Class	20,852	4,312,784
Harbor Capital Appreciation Fund — Retirement Class	58,398	4,372,291
T Rowe Price Growth Stock Fund — Institutional Class	52,291	3,517,060
Vanguard Institutional Index Fund — Institutional Class	70,082	17,373,309

Total Large-Cap Funds		59,647,461

Mid-Cap Funds — 6.7%
BMO Mid-Cap Growth Fund — Class R6 (1)	140,790	2,373,716
BMO Mid-Cap Value Fund —Class R6 (1)	196,208	2,368,232
Vanguard Mid-Cap Index Fund —Institutional Class	97,024	4,110,891

Total Mid-Cap Funds		8,852,839

Small-Cap Funds — 3.8%
BMO Small-Cap Growth Fund — Institutional Class (1)	130,221	2,432,520
BMO Small-Cap Value Fund — Class R6 (1)	104,057	1,392,288
Goldman Sachs Small Cap Value Fund — Institutional Class	20,106	1,179,631

Total Small-Cap Funds		5,004,439

International Funds — 26.3%
BMO Disciplined International Equity Fund — Institutional Class (1)	563,602	6,453,240
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	280,239	4,727,638
BMO Pyrford International Stock Fund — Class R6 (1)	442,338	5,852,138
Dodge & Cox International Stock Fund — Retail Class	96,340	4,492,341
Harbor International Fund — Retirement Class	67,547	4,532,410
MFS International Value Fund — Class R6	122,993	5,250,558

(See Notes which are an integral part of the Financial Statements)

15

February 28, 2018 (Unaudited)

Schedules of Investments

Growth Allocation Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

International Funds (continued)
T Rowe Price International Discovery Fund — Institutional Class	47,686	$3,509,238

Total International Funds		34,817,563

Fixed Income Funds — 11.5%
BMO TCH Core Plus Bond Fund — Institutional Class (1)	485,727	5,585,863
Metropolitan West Total Return Bond Fund — Plan Class	673,822	6,603,452
TCW Emerging Markets Income Fund — Institutional Class	66,540	556,944
Vanguard Total Bond Market Index Fund — Institutional Class	236,987	2,483,623

Total Fixed Income Funds		15,229,882

Alternative Funds — 5.6%
BMO Alternative Strategies Fund — Institutional Class (1)	738,886	7,396,244

Total Mutual Funds (identified cost $90,405,586)		130,948,428

Short-Term Investments — 0.5%

Mutual Funds — 0.5%
BMO Institutional Prime Money Market Fund — Premier Class, 1.430% (1)	651,103	651,103

Total Short-Term Investments (identified cost $651,038)		651,103

Total Investments — 99.5% (identified cost $91,056,624)		131,599,531
Other Assets and Liabilities — 0.5%		629,414

Total Net Assets — 100.0%		$132,228,945

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	45.1%
Mid-Cap Funds	6.7
Small-Cap Funds	3.8
International Funds	26.3
Fixed Income Funds	11.5
Alternative Funds	5.6
Other Assets & Liabilities, Net	1.0

Total	100.0%

Aggressive Allocation Fund

Description	Shares	Value
Mutual Funds — 98.9%

Large-Cap Funds — 54.2%
BMO Dividend Income Fund — Institutional Class (1)	389,066	$5,618,116
BMO Large-Cap Growth Fund — Class R6 (1)	764,105	14,380,455
BMO Large-Cap Value Fund — Class R6 (1)	1,139,548	18,209,976

Description	Shares	Value
Mutual Funds (continued)

Large-Cap Funds (continued)
BMO Low Volatility Equity Fund — Institutional Class (1)	708,761	$10,376,263
Dodge & Cox Stock Fund — Retail Class	34,355	7,105,658
Harbor Capital Appreciation Fund — Retirement Class	96,062	7,192,158
T Rowe Price Growth Stock Fund — Institutional Class	85,999	5,784,261
Vanguard Institutional Index Fund — Institutional Class	115,456	28,621,567

Total Large-Cap Funds		97,288,454

Mid-Cap Funds — 8.1%
BMO Mid-Cap Growth Fund — Class R6 (1)	231,735	3,907,046
BMO Mid-Cap Value Fund — Class R6 (1)	322,945	3,897,944
Vanguard Mid-Cap Index Fund — Institutional Class	159,689	6,766,006

Total Mid-Cap Funds		14,570,996

Small-Cap Funds — 4.6%
BMO Small-Cap Growth Fund — Institutional Class (1)	215,067	4,017,450
BMO Small-Cap Value Fund — Class R6 (1)	170,630	2,283,034
Goldman Sachs Small Cap Value Fund — Institutional Class	33,067	1,940,051

Total Small-Cap Funds		8,240,535

International Funds — 31.5%
BMO Disciplined International Equity Fund — Institutional Class (1)	848,347	9,713,573
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	462,378	7,800,321
BMO Pyrford International Stock Fund — Class R6 (1)	729,400	9,649,966
Dodge & Cox International Stock Fund — Retail Class	159,504	7,437,674
Harbor International Fund — Retirement Class	111,175	7,459,826
MFS International Value Fund — Class R6	202,323	8,637,166
T Rowe Price International Discovery Fund — Institutional Class	78,430	5,771,629

Total International Funds		56,470,155

Alternative Funds — 0.5%
BMO Alternative Strategies Fund — Institutional Class (1)	89,578	896,680

Total Mutual Funds (identified cost $108,587,379)		177,466,820

Short-Term Investments — 1.2%

Mutual Funds — 1.2%
BMO Institutional Prime Money Market Fund — Premier Class, 1.430% (1)	2,157,851	2,157,851

Total Short-Term Investments (identified cost $2,157,760)		2,157,851

Total Investments — 100.1% (identified cost $110,745,139)		179,624,671
Other Assets and Liabilities — (0.1)%		(255,764)

Total Net Assets — 100.0%		$179,368,907

(See Notes which are an integral part of the Financial Statements)

16

BMO Funds

Aggressive Allocation Fund (continued)

Portfolio Sector Allocation*
Sector	Fund
Large-Cap Funds	54.2%
Mid-Cap Funds	8.1
Small-Cap Funds	4.6
International Funds	31.5
Alternative Funds	0.5
Other Assets & Liabilities, Net	1.1

Total	100.0%

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of February 28, 2018.

*	Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets at the close of business on February 28, 2018 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement purposes.
(1)	Denotes an investment in an affiliated entity. Please refer to Note 5, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.
(2)	Holding is greater than 25% of portfolio value. Additional information regarding the underlying Fund’s holdings and financial statements may be found at https://www.sec.gov.

(See Notes which are an integral part of the Financial Statements)

17

February 28, 2018 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	In-Retirement Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund
Assets:
Investments in unaffiliated issuers, at value	$8,338,223	$1,968,226	$42,211,279	$13,229,693	$52,484,054
Cash sweep investments in affiliated issuers, at value	155,178	39,515	734,335	261,868	1,557,798
Investments in other affiliated issuers, at value	6,744,580	1,682,973	38,448,057	11,116,578	44,814,367
Dividends and interest receivable	20,080	4,305	61,439	13,268	38,608
Receivable for investments sold	28,584	5,761	203,617	55,332	44,363
Receivable for capital stock sold	9,369	4,001	49,342	37,026	61,659
Receivable from affiliates, net (Note 5)	9,706	11,181	8,658	12,356	6,195
Prepaid expenses and other receivables	23,779	31,212	24,064	31,580	24,348

Total assets	15,329,499	3,747,174	81,740,791	24,757,701	99,031,392

Liabilities:
Payable for investments purchased	32,335	8,626	131,901	73,788	606,994
Payable for capital stock redeemed	—	—	288,464	—	127,820
Other liabilities	20,265	19,847	23,577	21,003	24,717

Total liabilities	52,600	28,473	443,942	94,791	759,531

Total net assets	$15,276,899	$3,718,701	$81,296,849	$24,662,910	$98,271,861

Net assets consist of:
Paid-in capital	$13,123,669	$3,480,986	$60,596,064	$22,150,688	$69,078,782
Net unrealized appreciation on investments	2,047,839	257,396	19,183,480	2,542,669	27,508,806
Accumulated net realized gain (loss) on investments	93,222	(15,432)	1,647,893	14,361	1,941,521
Undistributed net investment income (distributions in excess of net investment income)	12,169	(4,249)	(130,588)	(44,808)	(257,248)

Total net assets	$15,276,899	$3,718,701	$81,296,849	$24,662,910	$98,271,861

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares	$8.83	$11.43	$10.29	$11.91	$11.69
Retirement class R-3 of shares	8.87	11.37	10.32	12.05	11.71
Retirement class R-6 of shares	8.81	11.43	10.28	11.96	11.68

Net assets:
Investor class of shares	$3,269,032	$311,080	$17,014,626	$1,084,072	$18,238,406
Retirement class R-3 of shares	772,987	114,964	5,253,918	90,417	5,567,125
Retirement class R-6 of shares	11,234,880	3,292,657	59,028,305	23,488,421	74,466,330

Total net assets	$15,276,899	$3,718,701	$81,296,849	$24,662,910	$98,271,861

Shares outstanding:
Investor class of shares	370,344	27,214	1,654,107	91,046	1,560,774
Retirement class R-3 of shares	87,161	10,108	508,983	7,503	475,410
Retirement class R-6 of shares	1,275,284	288,068	5,740,106	1,964,224	6,378,226

Total shares outstanding	1,732,789	325,390	7,903,196	2,062,773	8,414,410

Investments, at cost:
Investments in unaffiliated issuers	$6,964,907	$1,811,607	$28,697,332	$11,533,549	$31,897,849
Cash sweep investments in affiliated issuers	155,178	39,515	734,314	261,865	1,557,798
Investments in other affiliated issuers	6,070,057	1,582,196	32,778,545	10,270,056	37,891,766

Total investments, at cost	$13,190,142	$3,433,318	$62,210,191	$22,065,470	$71,347,413

(See Notes which are an integral part of the Financial Statements)

18

February 28, 2018 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund
Assets:
Investments in unaffiliated issuers, at value	$7,006,747	$30,793,059	$4,474,156	$23,063,297	$4,771,538
Cash sweep investments in affiliated issuers, at value	158,064	757,962	107,994	636,480	93,759
Investments in other affiliated issuers, at value	6,059,662	25,988,699	3,776,549	19,464,667	4,026,935
Dividends and interest receivable	3,196	9,583	1,312	6,726	1,394
Receivable for investments sold	20,691	62,010	9,958	25,719	20,722
Receivable for capital stock sold	80,362	63,392	44,440	33,312	123,463
Receivable from affiliates, net (Note 5)	11,317	9,054	11,354	8,866	11,388
Prepaid expenses and other receivables	31,544	23,920	31,116	23,845	31,227

Total assets	13,371,583	57,707,679	8,456,879	43,262,912	9,080,426

Liabilities:
Payable for investments purchased	45,887	241,624	33,352	226,740	22,440
Payable for capital stock redeemed	—	—	—	10,777	—
Other liabilities	20,401	23,294	20,256	22,629	19,996

Total liabilities	66,288	264,918	53,608	260,146	42,436

Total net assets	$13,305,295	$57,442,761	$8,403,271	$43,002,766	$9,037,990

Net assets consist of:
Paid-in capital	$11,263,010	$38,055,808	$7,202,645	$30,070,536	$7,832,496
Net unrealized appreciation on investments	2,072,445	18,116,203	1,269,362	12,400,698	1,229,593
Accumulated net realized gain (loss) on investments	18,449	1,509,904	(40,322)	730,159	11,747
Distributions in excess of net investment income	(48,609)	(239,154)	(28,414)	(198,627)	(35,846)

Total net assets	$13,305,295	$57,442,761	$8,403,271	$43,002,766	$9,037,990

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares	$11.73	$11.31	$12.06	$12.33	$12.45
Retirement class R-3 of shares	11.82	11.36	12.19	12.34	12.33
Retirement class R-6 of shares	11.78	11.30	12.11	12.32	12.46

Net assets:
Investor class of shares	$719,051	$10,503,579	$824,550	$7,969,515	$345,357
Retirement class R-3 of shares	92,862	2,482,423	55,724	2,895,375	91,513
Retirement class R-6 of shares	12,493,382	44,456,759	7,522,997	32,137,876	8,601,120

Total net assets	$13,305,295	$57,442,761	$8,403,271	$43,002,766	$9,037,990

Shares outstanding:
Investor class of shares	61,286	928,699	68,344	646,148	27,737
Retirement class R-3 of shares	7,856	218,503	4,571	234,652	7,419
Retirement class R-6 of shares	1,060,564	3,934,203	621,122	2,608,626	690,420

Total shares outstanding	1,129,706	5,081,405	694,037	3,489,426	725,576

Investments, at cost:
Investments in unaffiliated issuers	$5,716,323	$17,327,020	$3,657,239	$13,851,049	$3,977,601
Cash sweep investments in affiliated issuers	158,060	757,946	107,990	636,472	93,756
Investments in other affiliated issuers	5,277,645	21,338,551	3,324,108	16,276,225	3,591,282

Total investments, at cost	$11,152,028	$39,423,517	$7,089,337	$30,763,746	$7,662,639

(See Notes which are an integral part of the Financial Statements)

19

February 28, 2018 (Unaudited)

Statements of Assets and Liabilities	BMO Funds

	Conservative Allocation Fund	Moderate Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Assets:
Investments in unaffiliated issuers, at value	$22,615,868	$54,532,750	$177,090,215	$62,294,532	$86,715,996
Cash sweep investments in affiliated issuers, at value	427,731	1,126,240	2,454,922	651,103	2,157,851
Investments in other affiliated issuers, at value	19,800,984	51,010,071	179,376,323	68,653,896	90,750,824
Dividends and interest receivable	62,632	113,610	241,234	34,581	1,872
Receivable for investments sold	—	171,456	1,249,036	641,138	224,297
Receivable for capital stock sold	25,352	124,340	42,045	66,697	150,633
Receivable from affiliates, net (Note 5)	11,740	14,213	—	11,920	5,649
Prepaid expenses and other receivables	21,150	21,080	22,759	21,150	21,469

Total assets	42,965,457	107,113,760	360,476,534	132,375,017	180,028,591

Liabilities:
Payable for investments purchased	—	249,976	239,869	41,817	607,679
Payable for capital stock redeemed	1,239	5,566	309,228	75,347	19,170
Payable to affiliates, net (Note 5)	—	—	4,238	—	—
Other liabilities	23,728	27,972	42,148	28,908	32,835

Total liabilities	24,967	283,514	595,483	146,072	659,684

Total net assets	$42,940,490	$106,830,246	$359,881,051	$132,228,945	$179,368,907

Net assets consist of:
Paid-in capital	$33,702,442	$86,550,069	$254,700,865	$87,762,741	$100,983,311
Net unrealized appreciation on investments	5,355,949	17,810,720	91,269,318	40,542,907	68,879,532
Accumulated net realized gain on investments	3,820,429	2,515,674	14,789,786	4,527,076	10,544,976
Undistributed net investment income (distributions in excess of net investment income)	61,670	(46,217)	(878,918)	(603,779)	(1,038,912)

Total net assets	$42,940,490	$106,830,246	$359,881,051	$132,228,945	$179,368,907

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares	$8.56	$9.70	$9.13	$10.18	$9.56
Institutional class of shares	8.84	9.70	9.13	10.17	9.55
Retirement class R-3 of shares	8.73	9.70	9.14	10.18	9.55
Retirement class R-6 of shares	8.55	9.68	9.12	10.17	9.54

Net assets:
Investor class of shares	$14,205,539	$8,284,157	$101,026,584	$16,279,715	$39,494,943
Institutional class of shares	1,323,364	5,742,758	46,384,868	8,638,825	13,947,722
Retirement class R-3 of shares	978,404	13,852,394	19,129,005	18,309,440	17,088,019
Retirement class R-6 of shares	26,433,183	78,950,937	193,340,594	89,000,965	108,838,223

Total net assets	$42,940,490	$106,830,246	$359,881,051	$132,228,945	$179,368,907

Shares outstanding:
Investor class of shares	1,659,781	853,673	11,068,925	1,599,420	4,131,706
Institutional class of shares	149,750	591,880	5,081,554	849,594	1,461,104
Retirement class R-3 of shares	112,031	1,427,404	2,093,024	1,797,774	1,789,747
Retirement class R-6 of shares	3,092,526	8,152,236	21,195,933	8,755,292	11,406,632

Total shares outstanding	5,014,088	11,025,193	39,439,436	13,002,080	18,789,189

Investments, at cost:
Investments in unaffiliated issuers	$20,172,983	$43,778,115	$119,772,589	$34,714,061	$40,699,732
Cash sweep investments in affiliated issuers	427,731	1,126,193	2,454,882	651,038	2,157,760
Investments in other affiliated issuers	16,887,920	43,954,033	145,424,671	55,691,525	67,887,647

Total investments, at cost	$37,488,634	$88,858,341	$267,652,142	$91,056,624	$110,745,139

(See Notes which are an integral part of the Financial Statements)

20

Six Months Ended February 28, 2018 (Unaudited)

Statements of Operations	BMO Funds

	In-Retirement Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$102,776	$24,867	$505,125	$135,867	$570,961
Affiliated issuers	99,202	24,504	464,178	110,666	454,038
Excess expense reimbursement from investment adviser (Note 5)	3,813	1,157	20,220	7,423	10,675

Total income	205,791	50,528	989,523	253,956	1,035,674

Expenses:
Shareholder servicing fees (Note 5)	4,201	441	22,126	1,228	23,487
Administration fees (Note 5)	3,049	351	18,120	832	18,596
Portfolio accounting fees	18,839	17,150	28,879	19,948	31,039
Recordkeeping fees	14,765	16,643	15,522	16,376	15,008
Custodian fees (Note 5)	352	90	1,921	524	2,258
Registration fees	20,903	21,014	20,764	21,187	21,003
Professional fees	9,219	9,219	9,219	9,219	9,219
Printing and postage	4,717	4,110	5,133	4,234	5,047
Directors’ fees	7,611	7,611	7,611	7,611	7,611
Distribution services fees (Note 5)	1,761	288	16,151	317	15,013
Miscellaneous	1,560	1,442	2,464	1,920	2,872

Total expenses	86,977	78,359	147,910	83,396	151,153

Deduct:
Expense waivers (Note 5)	(79,382)	(77,442)	(99,960)	(81,407)	(97,755)

Net expenses	7,595	917	47,950	1,989	53,398

Net investment income	198,196	49,611	941,573	251,967	982,276

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	144,311	36,083	863,925	53,521	467,099
Investments in affiliated issuers	41,562	19,685	244,333	(16,290)	41,278
Net realized gain on capital gains distributions from:
Investments in unaffiliated issuers	72,590	24,609	772,509	297,543	1,450,545
Investments in affiliated issuers	169,404	48,057	1,229,075	345,242	1,629,512

Total net realized gain	427,867	128,434	3,109,842	680,016	3,588,434
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(146,378)	(19,906)	(42,669)	232,205	1,100,022
Investments in affiliated issuers	(153,731)	(38,106)	(251,220)	48,507	317,439

Total net change in unrealized appreciation (depreciation)	(300,109)	(58,012)	(293,889)	280,712	1,417,461

Net realized and unrealized gain on investments	127,758	70,422	2,815,953	960,728	5,005,895

Change in net assets resulting from operations	$325,954	$120,033	$3,757,526	$1,212,695	$5,988,171

(See Notes which are an integral part of the Financial Statements)

21

Six Months Ended February 28, 2018 (Unaudited)

Statements of Operations	BMO Funds

	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$75,793	$317,280	$45,519	$236,020	$46,699
Affiliated issuers	59,396	233,784	34,297	173,945	34,434
Excess expense reimbursement from investment adviser (Note 5)	1,748	8,236	1,374	5,910	1,460

Total income	136,937	559,300	81,190	415,875	82,593

Expenses:
Shareholder servicing fees (Note 5)	881	13,420	1,072	10,318	559
Administration fees (Note 5)	607	9,928	685	8,402	494
Portfolio accounting fees	18,542	24,775	17,792	22,721	17,800
Recordkeeping fees	16,235	16,577	16,733	16,635	16,529
Custodian fees (Note 5)	305	1,279	186	958	189
Registration fees	21,187	20,746	21,132	20,746	21,014
Professional fees	9,219	9,219	9,219	9,219	9,219
Printing and postage	4,241	5,140	4,268	5,126	4,235
Directors’ fees	7,611	7,611	7,611	7,611	7,611
Distribution services fees (Note 5)	260	6,253	138	7,370	528
Miscellaneous	1,972	2,266	1,667	2,062	1,562

Total expenses	81,060	117,214	80,503	111,168	79,740

Deduct:
Expense waivers (Note 5)	(79,427)	(90,250)	(78,786)	(87,311)	(78,289)

Net expenses	1,633	26,964	1,717	23,857	1,451

Net investment income	135,304	532,336	79,473	392,018	81,142

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	100,398	498,461	37,095	366,717	(3,270)
Investments in affiliated issuers	36,386	134,956	13,775	126,094	(4,450)
Net realized gain on capital gains distributions from:
Investments in unaffiliated issuers	219,855	959,233	138,702	723,398	145,631
Investments in affiliated issuers	230,973	947,102	135,828	690,577	138,698

Total net realized gain	587,612	2,539,752	325,400	1,906,786	276,609
Net change in unrealized appreciation on:
Investments in unaffiliated issuers	144,140	610,499	118,022	475,968	154,726
Investments in affiliated issuers	42,653	252,163	40,772	204,806	57,553

Total net change in unrealized appreciation	186,793	862,662	158,794	680,774	212,279

Net realized and unrealized gain on investments	774,405	3,402,414	484,194	2,587,560	488,888

Change in net assets resulting from operations	$909,709	$3,934,750	$563,667	$2,979,578	$570,030

(See Notes which are an integral part of the Financial Statements)

22

Six Months Ended February 28, 2018 (Unaudited)

Statements of Operations	BMO Funds

	Conservative Allocation Fund	Moderate Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$323,712	$598,878	$1,925,298	$659,493	$910,188
Affiliated issuers	308,707	582,933	1,848,842	616,261	836,107
Excess expense reimbursement from investment adviser (Note 5)	9,875	40,475	69,399	44,610	38,706

Total income	642,294	1,222,286	3,843,539	1,320,364	1,785,001

Expenses:
Shareholder servicing fees (Note 5)	18,710	10,002	126,806	20,790	47,978
Administration fees (Note 5)	23,269	21,664	128,616	32,910	52,389
Portfolio accounting fees	30,159	37,741	73,302	41,235	48,257
Recordkeeping fees	17,664	17,816	18,524	18,358	18,817
Custodian fees (Note 5)	1,392	2,576	8,672	3,121	4,232
Registration fees	27,282	27,282	27,779	27,282	27,285
Professional fees	9,219	9,219	9,219	9,219	9,219
Printing and postage	5,307	6,142	8,563	5,846	7,039
Directors’ fees	7,611	7,611	7,611	7,611	7,611
Distribution services fees (Note 5)	4,385	33,908	53,354	46,031	42,573
Miscellaneous	3,647	3,319	7,268	3,476	4,360

Total expenses	148,645	177,280	469,714	215,879	269,760

Deduct:
Expense waivers (Note 5)	(112,990)	(126,125)	(220,937)	(138,079)	(151,263)

Net expenses	35,655	51,155	248,777	77,800	118,497

Net investment income	606,639	1,171,131	3,594,762	1,242,564	1,666,504

Net realized and unrealized gain (loss) on investments:
Net realized gain on transactions from:
Investments in unaffiliated issuers	1,913,816	1,084,913	7,867,501	1,414,036	4,104,163
Investments in affiliated issuers	1,748,702	302,164	1,967,963	337,571	1,136,902
Net realized gain on capital gains distributions from:
Investments in unaffiliated issuers	126,869	586,454	2,950,570	1,442,641	2,338,910
Investments in affiliated issuers	541,727	1,643,971	7,081,601	3,087,174	4,460,586

Total net realized gain	4,331,114	3,617,502	19,867,635	6,281,422	12,040,561
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(2,144,523)	(833,466)	(3,595,382)	1,200,111	799,333
Investments in affiliated issuers	(2,106,253)	(882,397)	(1,753,637)	361,654	1,173,026

Total net change in unrealized appreciation (depreciation)	(4,250,776)	(1,715,863)	(5,349,019)	1,561,765	1,972,359

Net realized and unrealized gain on investments	80,338	1,901,639	14,518,616	7,843,187	14,012,920

Change in net assets resulting from operations	$686,977	$3,072,770	$18,113,378	$9,085,751	$15,679,424

(See Notes which are an integral part of the Financial Statements)

23

Statements of Changes in Net Assets	BMO Funds

	In-Retirement Fund		2015 Fund		2020 Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Change in net assets resulting from:

Operations:
Net investment income	$198,196	$342,529	$49,611	$78,725	$941,573	$1,420,235
Net realized gain on investments	427,867	1,042,764	128,434	45,513	3,109,842	4,372,487
Net change in unrealized appreciation (depreciation) on investments	(300,109)	(309,281)	(58,012)	219,677	(293,889)	2,671,547

Change in net assets resulting from operations	325,954	1,076,012	120,033	343,915	3,757,526	8,464,269

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(68,163)	(72,794)	(5,300)	(9,699)	(320,460)	(297,735)
Retirement class R-3 of shares	(13,242)	(21,844)	(2,159)	(2,517)	(94,130)	(163,083)
Retirement class R-6 of shares	(273,528)	(403,463)	(83,495)	(92,325)	(1,295,271)	(1,330,828)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(193,387)	(156,448)	(472)	—	(818,613)	(782,933)
Retirement class R-3 of shares	(44,555)	(56,331)	(175)	—	(303,004)	(498,648)
Retirement class R-6 of shares	(650,050)	(725,970)	(4,971)	—	(2,707,665)	(2,797,230)

Change in net assets resulting from distributions to shareholders	(1,242,925)	(1,436,850)	(96,572)	(104,541)	(5,539,143)	(5,870,457)

Capital stock transactions:
Proceeds from sale of shares	1,482,629	3,042,445	300,491	2,210,195	8,182,876	12,088,658
Net asset value of shares issued to shareholders in payment of distributions declared	1,242,925	1,436,850	92,093	100,435	5,539,143	5,870,457
Cost of shares redeemed	(1,511,487)	(10,733,974)	(612,037)	(3,204,289)	(11,290,937)	(33,161,526)

Change in net assets resulting from capital stock transactions	1,214,067	(6,254,679)	(219,453)	(893,659)	2,431,082	(15,202,411)

Change in net assets	297,096	(6,615,517)	(195,992)	(654,285)	649,465	(12,608,599)

Net assets:
Beginning of period	14,979,803	21,595,320	3,914,693	4,568,978	80,647,384	93,255,983

End of period	$15,276,899	$14,979,803	$3,718,701	$3,914,693	$81,296,849	$80,647,384

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$12,169	$168,906	$(4,249)	$37,094	$(130,588)	$637,700

(See Notes which are an integral part of the Financial Statements)

24

Statements of Changes in Net Assets	BMO Funds

	2025 Fund		2030 Fund		2035 Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Change in net assets resulting from:

Operations:
Net investment income	$251,967	$464,642	$982,276	$1,367,853	$135,304	$391,676
Net realized gain on investments	680,016	490,321	3,588,434	4,690,998	587,612	990,389
Net change in unrealized appreciation (depreciation) on investments	280,712	2,185,232	1,417,461	6,065,890	186,793	1,832,288

Change in net assets resulting from operations	1,212,695	3,140,195	5,988,171	12,124,741	909,709	3,214,353

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(17,298)	(10,858)	(261,657)	(243,224)	(13,075)	(9,873)
Retirement class R-3 of shares	—	(15,122)	(63,635)	(101,706)	(457)	(5,872)
Retirement class R-6 of shares	(458,277)	(591,903)	(1,434,361)	(1,339,900)	(276,293)	(518,267)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(10,616)	(12,985)	(598,423)	(668,223)	(31,243)	(22,302)
Retirement class R-3 of shares	(964)	(19,978)	(193,799)	(340,715)	(4,137)	(15,697)
Retirement class R-6 of shares	(232,053)	(543,487)	(2,545,545)	(2,785,759)	(530,766)	(903,500)

Change in net assets resulting from distributions to shareholders	(719,208)	(1,194,333)	(5,097,420)	(5,479,527)	(855,971)	(1,475,511)

Capital stock transactions:
Proceeds from sale of shares	5,396,328	5,604,471	12,265,554	16,918,635	1,324,011	3,951,792
Net asset value of shares issued to shareholders in payment of distributions declared	719,208	1,194,333	5,097,420	5,479,527	855,971	1,475,511
Cost of shares redeemed	(3,501,781)	(17,820,626)	(12,791,246)	(39,617,757)	(1,998,833)	(25,378,614)

Change in net assets resulting from capital stock transactions	2,613,755	(11,021,822)	4,571,728	(17,219,595)	181,149	(19,951,311)

Change in net assets	3,107,242	(9,075,960)	5,462,479	(10,574,381)	234,887	(18,212,469)

Net assets:
Beginning of period	21,555,668	30,631,628	92,809,382	103,383,763	13,070,408	31,282,877

End of period	$24,662,910	$21,555,668	$98,271,861	$92,809,382	$13,305,295	$13,070,408

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(44,808)	$178,800	$(257,248)	$520,129	$(48,609)	$105,912

(See Notes which are an integral part of the Financial Statements)

25

Statements of Changes in Net Assets	BMO Funds

	2040 Fund		2045 Fund		2050 Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Change in net assets resulting from:

Operations:
Net investment income	$532,336	$818,310	$79,473	$208,991	$392,018	$550,199
Net realized gain on investments	2,539,752	4,903,883	325,400	571,381	1,906,786	1,562,211
Net change in unrealized appreciation (depreciation) on investments	862,662	2,576,931	158,794	1,033,847	680,774	3,639,189

Change in net assets resulting from operations	3,934,750	8,299,124	563,667	1,814,219	2,979,578	5,751,599

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(154,503)	(138,602)	(13,400)	(10,889)	(124,235)	(80,320)
Retirement class R-3 of shares	(27,713)	(36,355)	—	(4,652)	(35,520)	(37,443)
Retirement class R-6 of shares	(845,531)	(798,006)	(146,697)	(255,018)	(614,075)	(520,286)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(748,680)	(490,108)	(35,138)	(31,552)	(214,045)	(299,678)
Retirement class R-3 of shares	(179,564)	(177,916)	(2,323)	(15,798)	(76,962)	(165,597)
Retirement class R-6 of shares	(3,182,971)	(2,068,921)	(302,655)	(549,139)	(837,856)	(1,315,743)

Change in net assets resulting from distributions to shareholders	(5,138,962)	(3,709,908)	(500,213)	(867,048)	(1,902,693)	(2,419,067)

Capital stock transactions:
Proceeds from sale of shares	6,658,237	10,171,530	1,410,334	2,830,751	5,917,487	10,184,433
Net asset value of shares issued to shareholders in payment of distributions declared	5,138,962	3,709,908	500,213	867,048	1,902,693	2,419,067
Cost of shares redeemed	(5,747,712)	(32,453,631)	(1,498,691)	(13,887,877)	(5,582,510)	(21,461,622)

Change in net assets resulting from capital stock transactions	6,049,487	(18,572,193)	411,856	(10,190,078)	2,237,670	(8,858,122)

Change in net assets	4,845,275	(13,982,977)	475,310	(9,242,907)	3,314,555	(5,525,590)

Net assets:
Beginning of period	52,597,486	66,580,463	7,927,961	17,170,868	39,688,211	45,213,801

End of period	$57,442,761	$52,597,486	$8,403,271	$7,927,961	$43,002,766	$39,688,211

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(239,154)	$256,257	$(28,414)	$52,210	$(198,627)	$183,185

(See Notes which are an integral part of the Financial Statements)

26

Statements of Changes in Net Assets	BMO Funds

	2055 Fund		Conservative Allocation Fund		Moderate Allocation Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Change in net assets resulting from:

Operations:
Net investment income	$81,142	$112,386	$606,639	$2,399,251	$1,171,131	$2,148,214
Net realized gain on investments	276,609	186,917	4,331,114	5,967,792	3,617,502	5,316,154
Net change in unrealized appreciation (depreciation) on investments	212,279	797,022	(4,250,776)	(2,480,117)	(1,715,863)	1,771,140

Change in net assets resulting from operations	570,030	1,096,325	686,977	5,886,926	3,072,770	9,235,508

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(3,581)	(5,113)	(582,115)	(392,079)	(148,319)	(261,497)
Institutional class of shares	—	—	(16,401)	(813,572)	(102,870)	(289,008)
Retirement class R-3 of shares	(4,147)	(5,867)	(19,493)	(152,724)	(227,674)	(256,521)
Retirement class R-6 of shares	(146,093)	(110,946)	(1,264,591)	(2,551,270)	(1,874,292)	(2,444,589)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(4,746)	(15,407)	(1,644,092)	(3,300)	(359,664)	(162,234)
Institutional class of shares	—	—	(144,665)	(6,026)	(227,710)	(157,323)
Retirement class R-3 of shares	(4,805)	(18,291)	(109,917)	(1,394)	(608,239)	(175,521)
Retirement class R-6 of shares	(117,638)	(231,583)	(3,217,945)	(17,954)	(3,619,513)	(1,241,608)

Change in net assets resulting from distributions to shareholders	(281,010)	(387,207)	(6,999,219)	(3,938,319)	(7,168,281)	(4,988,301)

Capital stock transactions:
Proceeds from sale of shares	2,301,091	3,302,459	6,201,724	16,844,101	8,373,617	21,818,957
Net asset value of shares issued to shareholders in payment of distributions declared	279,158	384,898	6,999,219	3,938,319	7,168,281	4,988,301
Cost of shares redeemed	(1,037,358)	(4,943,591)	(37,882,600)	(91,814,964)	(15,776,257)	(59,025,227)

Change in net assets resulting from capital stock transactions	1,542,891	(1,256,234)	(24,681,657)	(71,032,544)	(234,359)	(32,217,969)

Change in net assets	1,831,911	(547,116)	(30,993,899)	(69,083,937)	(4,329,870)	(27,970,762)

Net assets:
Beginning of period	7,206,079	7,753,195	73,934,389	143,018,326	111,160,116	139,130,878

End of period	$9,037,990	$7,206,079	$42,940,490	$73,934,389	$106,830,246	$111,160,116

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(35,846)	$36,833	$61,670	$1,337,631	$(46,217)	$1,135,807

(See Notes which are an integral part of the Financial Statements)

27

Statements of Changes in Net Assets	BMO Funds

	Balanced Allocation Fund		Growth Allocation Fund		Aggressive Allocation Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Change in net assets resulting from:

Operations:
Net investment income	$3,594,762	$6,172,823	$1,242,564	$1,771,157	$1,666,504	$2,527,808
Net realized gain on investments	19,867,635	32,055,528	6,281,422	8,216,993	12,040,561	22,285,028
Net change in unrealized appreciation (depreciation) on investments	(5,349,019)	3,277,801	1,561,765	7,336,431	1,972,359	4,477,343

Change in net assets resulting from operations	18,113,378	41,506,152	9,085,751	17,324,581	15,679,424	29,290,179

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(1,792,384)	(1,887,442)	(276,000)	(293,423)	(671,533)	(444,228)
Institutional class of shares	(860,496)	(1,543,662)	(173,710)	(170,199)	(266,766)	(306,784)
Retirement class R-3 of shares	(304,632)	(417,940)	(266,254)	(160,972)	(248,785)	(181,480)
Retirement class R-6 of shares	(4,398,480)	(4,927,720)	(1,905,407)	(1,340,617)	(2,439,933)	(1,802,775)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(8,122,524)	(5,403,978)	(888,274)	(1,064,644)	(4,087,028)	(3,575,428)
Institutional class of shares	(3,511,520)	(3,791,371)	(477,185)	(491,722)	(1,455,884)	(1,848,747)
Retirement class R-3 of shares	(1,717,675)	(1,439,192)	(993,635)	(844,909)	(1,803,375)	(1,664,710)
Retirement class R-6 of shares	(16,250,442)	(11,266,539)	(4,829,986)	(3,505,544)	(12,027,361)	(9,629,541)

Change in net assets resulting from distributions to shareholders	(36,958,153)	(30,677,844)	(9,810,451)	(7,872,030)	(23,000,665)	(19,453,693)

Capital stock transactions:
Proceeds from sale of shares	24,036,014	65,025,586	12,276,208	30,658,746	12,428,722	35,561,036
Net asset value of shares issued to shareholders in payment of distributions declared	36,944,164	30,301,890	9,810,451	7,872,030	23,000,665	19,453,693
Cost of shares redeemed	(53,931,224)	(201,885,039)	(18,122,677)	(59,108,452)	(24,133,172)	(108,341,684)

Change in net assets resulting from capital stock transactions	7,048,954	(106,557,563)	3,963,982	(20,577,676)	11,296,215	(53,326,955)

Change in net assets	(11,795,821)	(95,729,255)	3,239,282	(11,125,125)	3,974,974	(43,490,469)

Net assets:
Beginning of period	371,676,872	467,406,127	128,989,663	140,114,788	175,393,933	218,884,402

End of period	$359,881,051	$371,676,872	$132,228,945	$128,989,663	$179,368,907	$175,393,933

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(878,918)	$2,882,312	$(603,779)	$775,028	$(1,038,912)	$921,601

(See Notes which are an integral part of the Financial Statements)

28

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)	Net investment income (2)
In-Retirement Fund
2018(8)	$9.39	$0.12	$0.08	$0.20	$(0.20)	$(0.56)	$(0.76)	$8.83	2.05%	1.44%	0.33%	2.32%	$3,269	20%
2017	9.54	0.18	0.39	0.57	(0.23)	(0.49)	(0.72)	9.39	6.52	1.42	0.33	1.65	3,461	26
2016	10.02	0.22	0.27	0.49	(0.24)	(0.73)	(0.97)	9.54	5.45	1.25	0.33	2.02	3,469	44
2015	11.05	0.24	(0.44)	(0.20)	(0.29)	(0.54)	(0.83)	10.02	(1.94)	1.03	0.33	1.96	4,804	53
2014	10.00	0.20	0.99	1.19	(0.12)	(0.02)	(0.14)	11.05	12.03	1.08	0.33	1.92	7,120	45
2015 Fund
2018(7)(8)	11.32	0.12	0.20	0.32	(0.19)	(0.02)	(0.21)	11.43	2.83	4.45	0.33	2.14	311	28
2017	10.66	0.34	0.53	0.87	(0.21)	—	(0.21)	11.32	8.33	4.29	0.33	1.47	411	72
2016	10.44	0.19	0.39	0.58	(0.25)	(0.11)	(0.36)	10.66	5.76	4.07	0.33	1.80	689	49
2015	10.74	0.11	(0.35)	(0.24)	(0.06)	—	(0.06)	10.44	(2.27)	4.21	0.33	1.54	632	83
2014(5)	10.00	0.02	0.72	0.74	—	—	—	10.74	7.40	73.54	0.33	1.23	229	29
2020 Fund
2018(8)	10.52	0.11	0.37	0.48	(0.20)	(0.51)	(0.71)	10.29	4.54	0.62	0.33	1.98	17,015	21
2017	10.21	0.17	0.81	0.98	(0.19)	(0.48)	(0.67)	10.52	10.17	0.63	0.33	1.45	17,810	23
2016	10.49	0.17	0.41	0.58	(0.22)	(0.64)	(0.86)	10.21	5.96	0.63	0.33	1.67	18,913	39
2015	11.34	0.18	(0.46)	(0.28)	(0.25)	(0.32)	(0.57)	10.49	(2.58)	0.59	0.33	1.64	21,331	37
2014	10.00	0.18	1.35	1.53	(0.15)	(0.04)	(0.19)	11.34	15.43	0.63	0.33	1.72	32,064	35
2025 Fund
2018(8)	11.61	0.10	0.55	0.65	(0.22)	(0.13)	(0.35)	11.91	5.57	1.12	0.33	1.61	1,084	24
2017	10.74	0.12	1.10	1.22	(0.16)	(0.19)	(0.35)	11.61	11.76	1.04	0.33	1.12	933	31
2016	10.42	0.15	0.44	0.59	(0.18)	(0.09)	(0.27)	10.74	5.78	1.01	0.33	1.78	674	33
2015	10.78	0.06	(0.37)	(0.31)	(0.05)	—	(0.05)	10.42	(2.89)	1.26	0.33	1.04	1,676	53
2014(5)	10.00	0.01	0.77	0.78	—	—	—	10.78	7.80	24.60	0.33	0.56	289	22
2030 Fund
2018(8)	11.55	0.12	0.62	0.74	(0.18)	(0.42)	(0.60)	11.69	6.40	0.59	0.37	1.66	18,239	18
2017	10.79	0.15	1.18	1.33	(0.15)	(0.42)	(0.57)	11.55	12.89	0.61	0.37	1.25	19,498	25
2016	10.84	0.14	0.45	0.59	(0.18)	(0.46)	(0.64)	10.79	5.75	0.61	0.37	1.37	19,681	33
2015	11.61	0.15	(0.49)	(0.34)	(0.18)	(0.25)	(0.43)	10.84	(3.07)	0.59	0.37	1.30	23,332	45
2014	10.00	0.15	1.66	1.81	(0.18)	(0.02)	(0.20)	11.61	18.26	0.66	0.37	1.40	33,059	29
2035 Fund
2018(8)	11.70	0.11	0.70	0.81	(0.23)	(0.55)	(0.78)	11.73	7.03	1.62	0.37	1.54	719	23
2017	10.73	0.10	1.33	1.43	(0.14)	(0.32)	(0.46)	11.70	13.85	1.13	0.37	0.91	734	32
2016	10.33	0.10	0.49	0.59	(0.15)	(0.04)	(0.19)	10.73	5.84	1.02	0.37	1.35	659	29
2015	10.71	0.01	(0.38)	(0.37)	(0.01)	—	(0.01)	10.33	(3.43)	1.29	0.37	0.26	870	96
2014(5)	10.00	0.00	0.71	0.71	—	—	—	10.71	7.10	23.63	0.37	0.16	348	29
2040 Fund
2018(8)	11.56	0.11	0.74	0.85	(0.19)	(0.91)	(1.10)	11.31	7.41	0.72	0.36	1.55	10,504	16
2017	10.68	0.16	1.32	1.48	(0.13)	(0.47)	(0.60)	11.56	14.59	0.73	0.36	1.30	11,098	24
2016	10.92	0.12	0.47	0.59	(0.16)	(0.67)	(0.83)	10.68	5.74	0.71	0.36	1.18	13,370	31
2015	11.75	0.12	(0.51)	(0.39)	(0.20)	(0.24)	(0.44)	10.92	(3.46)	0.67	0.36	1.14	12,852	36
2014	10.00	0.14	1.82	1.96	(0.19)	(0.02)	(0.21)	11.75	19.81	0.76	0.36	1.45	18,090	22
2045 Fund
2018(8)	11.93	0.12	0.77	0.89	(0.21)	(0.55)	(0.76)	12.06	7.45	2.38	0.36	1.60	824	26
2017(7)	10.92	0.11	1.41	1.52	(0.13)	(0.38)	(0.51)	11.93	14.58	1.72	0.36	1.03	911	31
2016	10.48	0.09	0.53	0.62	(0.15)	(0.03)	(0.18)	10.92	6.02	1.53	0.36	1.33	868	32
2015	10.84	(0.01)	(0.34)	(0.35)	(0.01)	—	(0.01)	10.48	(3.27)	2.14	0.36	0.26	1,142	95
2014(5)	10.00	0.00	0.84	0.84	—	—	—	10.84	8.40	33.37	0.36	0.04	154	35

(See Notes which are an integral part of the Financial Statements)

29

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)	Net investment income (2)
2050 Fund
2018(8)	$11.99	$0.11	$0.78	$0.89	$(0.20)	$(0.35)	$(0.55)	$12.33	7.46%	0.82%	0.36%	1.53%	$7,970	16%
2017	11.05	0.21	1.34	1.55	(0.13)	(0.48)	(0.61)	11.99	14.67	0.85	0.36	1.55	8,400	27
2016	10.96	0.13	0.50	0.63	(0.16)	(0.38)	(0.54)	11.05	5.98	0.86	0.36	1.15	10,382	29
2015	11.76	0.12	(0.50)	(0.38)	(0.19)	(0.23)	(0.42)	10.96	(3.37)	0.84	0.36	1.06	10,275	39
2014	10.00	0.14	1.81	1.95	(0.17)	(0.02)	(0.19)	11.76	19.69	1.08	0.36	1.36	11,231	28
2055 Fund
2018(7)(8)	11.90	0.08	0.81	0.89	(0.15)	(0.19)	(0.34)	12.45	7.51	2.34	0.36	1.27	345	18
2017	10.85	0.11	1.40	1.51	(0.12)	(0.34)	(0.46)	11.90	14.39	2.56	0.36	0.91	551	56
2016	10.41	0.09	0.54	0.63	(0.13)	(0.06)	(0.19)	10.85	6.15	3.32	0.36	1.46	410	38
2015	10.85	0.06	(0.42)	(0.36)	(0.06)	(0.02)	(0.08)	10.41	(3.33)	6.91	0.36	0.57	1,049	61
2014(5)	10.00	0.00	0.85	0.85	—	—	—	10.85	8.50	50.05	0.36	0.07	143	123
Conservative Allocation Fund
2018(7)(8)	10.02	0.09	(0.02)	0.07	(0.40)	(1.13)	(1.53)	8.56	0.50	0.75	0.33	1.95	14,206	18
2017	9.80	0.18	0.28	0.46	(0.24)	(0.00)	(0.24)	10.02	4.83	0.58	0.33	1.55	15,531	40
2016	9.76	0.25	0.21	0.46	(0.23)	(0.19)	(0.42)	9.80	4.98	0.56	0.33	2.23	17,919	31
2015	10.14	0.20	(0.34)	(0.14)	(0.16)	(0.08)	(0.24)	9.76	(1.37)	0.57	0.33	1.97	23,598	39
2014(6)	10.00	0.03	0.11	0.14	—	—	—	10.14	1.40	0.60	0.33	1.17	25,931	10
Moderate Allocation Fund
2018(8)	10.08	0.09	0.18	0.27	(0.19)	(0.46)	(0.65)	9.70	2.61	0.60	0.30	1.86	8,284	19
2017	9.72	0.17	0.55	0.72	(0.22)	(0.14)	(0.36)	10.08	7.59	0.58	0.30	1.43	7,777	39
2016	9.78	0.24	0.23	0.47	(0.20)	(0.33)	(0.53)	9.72	5.13	0.56	0.30	1.92	13,119	38
2015	10.20	0.17	(0.36)	(0.19)	(0.17)	(0.06)	(0.23)	9.78	(1.89)	0.57	0.30	1.72	22,595	30
2014(6)	10.00	0.04	0.16	0.20	—	—	—	10.20	2.00	0.60	0.30	1.60	24,928	8
Balanced Allocation Fund
2018(8)	9.65	0.09	0.38	0.47	(0.18)	(0.81)	(0.99)	9.13	4.84	0.49	0.33	1.68	101,026	17
2017	9.42	0.13	0.79	0.92	(0.18)	(0.51)	(0.69)	9.65	10.33	0.48	0.33	1.19	101,517	35
2016	9.78	0.15	0.32	0.47	(0.17)	(0.66)	(0.83)	9.42	5.23	0.47	0.33	1.54	110,814	33
2015	10.26	0.15	(0.39)	(0.24)	(0.17)	(0.07)	(0.24)	9.78	(2.41)	0.47	0.33	1.38	157,207	29
2014(6)	10.00	0.03	0.23	0.26	—	—	—	10.26	2.60	0.47	0.33	1.14	184,860	6
Growth Allocation Fund
2018(8)	10.23	0.09	0.62	0.71	(0.18)	(0.58)	(0.76)	10.18	6.95	0.57	0.30	1.59	16,280	19
2017	9.57	0.10	1.11	1.21	(0.12)	(0.43)	(0.55)	10.23	13.27	0.57	0.30	1.10	16,758	42
2016	9.82	0.12	0.37	0.49	(0.16)	(0.58)	(0.74)	9.57	5.28	0.56	0.30	1.22	24,691	38
2015	10.31	0.11	(0.41)	(0.30)	(0.16)	(0.03)	(0.19)	9.82	(2.95)	0.57	0.30	1.10	43,023	20
2014(6)	10.00	0.02	0.29	0.31	—	—	—	10.31	3.10	0.60	0.30	0.73	46,520	6
Aggressive Allocation Fund
2018(8)	10.01	0.10	0.77	0.87	(0.19)	(1.13)	(1.32)	9.56	8.78	0.54	0.33	1.61	39,495	17
2017	9.56	0.11	1.27	1.38	(0.10)	(0.83)	(0.93)	10.01	15.60	0.53	0.33	1.03	37,632	33
2016	9.85	0.10	0.38	0.48	(0.13)	(0.64)	(0.77)	9.56	5.14	0.52	0.33	1.04	52,260	33
2015	10.36	0.12	(0.41)	(0.29)	(0.18)	(0.04)	(0.22)	9.85	(2.79)	0.53	0.34	0.73	83,064	44
2014(6)	10.00	0.01	0.35	0.36	—	—	—	10.36	3.60	0.58	0.36	0.42	63,049	3

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year. Excludes acquired fund fees and expenses of underlying funds.
(5)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(6)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.
(7)	Calculated using the average shares method.
(8)	For the six months ended February 28, 2018 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

30

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)	Net investment income (2)
Conservative Allocation Fund
2018(6)(7)	$10.02	$0.08	$0.00	$0.08	$(0.13)	$(1.13)	$(1.26)	$8.84	0.63%	0.50%	0.08%	1.68%	$1,323	18%
2017	9.81	0.18	0.30	0.48	(0.27)	(0.00)	(0.27)	10.02	5.07	0.33	0.08	1.78	26,464	40
2016	9.77	0.24	0.25	0.49	(0.26)	(0.19)	(0.45)	9.81	5.29	0.31	0.08	2.46	29,479	31
2015	10.15	0.23	(0.35)	(0.12)	(0.17)	(0.09)	(0.26)	9.77	(1.22)	0.32	0.08	2.23	29,104	39
2014(5)	10.00	0.04	0.11	0.15	—	—	—	10.15	1.50	0.35	0.08	1.41	29,082	10
Moderate Allocation Fund
2018(6)(7)	10.08	0.10	0.18	0.28	(0.20)	(0.46)	(0.66)	9.70	2.79	0.35	0.05	1.92	5,743	19
2017	9.73	0.17	0.57	0.74	(0.25)	(0.14)	(0.39)	10.08	7.82	0.33	0.05	1.66	9,375	39
2016	9.79	0.23	0.28	0.51	(0.24)	(0.33)	(0.57)	9.73	5.50	0.31	0.05	2.15	11,990	38
2015	10.21	0.21	(0.38)	(0.17)	(0.18)	(0.07)	(0.25)	9.79	(1.75)	0.32	0.05	1.95	16,112	30
2014(5)	10.00	0.05	0.16	0.21	—	—	—	10.21	2.10	0.35	0.05	1.82	17,704	8
Balanced Allocation Fund
2018(6)(7)	9.66	0.10	0.38	0.48	(0.20)	(0.81)	(1.01)	9.13	4.94	0.24	0.08	2.06	46,385	17
2017	9.43	0.13	0.81	0.94	(0.20)	(0.51)	(0.71)	9.66	10.67	0.23	0.08	1.42	52,821	35
2016	9.79	0.17	0.33	0.50	(0.20)	(0.66)	(0.86)	9.43	5.54	0.22	0.08	1.73	74,515	33
2015	10.26	0.17	(0.39)	(0.22)	(0.19)	(0.06)	(0.25)	9.79	(2.17)	0.22	0.08	1.59	81,475	29
2014(5)	10.00	0.04	0.22	0.26	—	—	—	10.26	2.60	0.22	0.08	1.39	79,584	6
Growth Allocation Fund
2018(6)	10.23	0.11	0.62	0.73	(0.21)	(0.58)	(0.79)	10.17	7.16	0.32	0.05	1.87	8,639	19
2017	9.58	0.09	1.14	1.23	(0.15)	(0.43)	(0.58)	10.23	13.51	0.32	0.05	1.15	8,969	42
2016	9.84	0.14	0.37	0.51	(0.19)	(0.58)	(0.77)	9.58	5.50	0.31	0.05	1.48	9,696	38
2015	10.32	0.15	(0.42)	(0.27)	(0.18)	(0.03)	(0.21)	9.84	(2.72)	0.32	0.05	1.32	15,252	20
2014(5)	10.00	0.02	0.30	0.32	—	—	—	10.32	3.20	0.35	0.05	0.96	18,598	6
Aggressive Allocation Fund
2018(6)	10.00	0.11	0.78	0.89	(0.21)	(1.13)	(1.34)	9.55	9.01	0.29	0.08	1.76	13,948	17
2017	9.57	0.14	1.25	1.39	(0.13)	(0.83)	(0.96)	10.00	15.79	0.28	0.08	1.29	14,685	33
2016	9.87	0.11	0.39	0.50	(0.16)	(0.64)	(0.80)	9.57	5.41	0.27	0.08	1.31	24,026	33
2015	10.37	0.14	(0.40)	(0.26)	(0.19)	(0.05)	(0.24)	9.87	(2.55)	0.28	0.09	1.06	31,770	44
2014(5)	10.00	0.02	0.35	0.37	—	—	—	10.37	3.70	0.33	0.11	0.66	27,401	3

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year. Excludes acquired fund fees and expenses of underlying funds.
(5)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.
(6)	For the six months ended February 28, 2018 (Unaudited).
(7)	Calculated using the average shares method.

(See Notes which are an integral part of the Financial Statements)

31

Financial Highlights—Retirement Class R-3 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
In-Retirement Fund
2018(8)	$9.42	$0.08	$0.10	$0.18	$(0.17)	$(0.56)	$(0.73)	$8.87	1.82%	1.69%	0.58%	2.16%	$773	20%
2017	9.54	0.32	0.25	0.57	(0.20)	(0.49)	(0.69)	9.42	6.39	1.67	0.58	1.57	634	26
2016	10.01	0.19	0.28	0.47	(0.21)	(0.73)	(0.94)	9.54	5.19	1.50	0.58	1.77	1,720	44
2015	11.03	0.19	(0.42)	(0.23)	(0.26)	(0.53)	(0.79)	10.01	(2.24)	1.28	0.58	1.76	2,149	53
2014	10.00	0.19	0.98	1.17	(0.12)	(0.02)	(0.14)	11.03	11.74	1.33	0.58	1.64	4,283	45
2015 Fund
2018(8)	11.30	0.11	0.19	0.30	(0.21)	(0.02)	(0.23)	11.37	2.65	4.70	0.58	2.01	115	28
2017	10.65	0.14	0.70	0.84	(0.19)	—	(0.19)	11.30	8.07	4.54	0.58	1.31	114	72
2016	10.41	0.26	0.30	0.56	(0.21)	(0.11)	(0.32)	10.65	5.57	4.32	0.58	1.75	136	49
2015	10.72	0.09	(0.36)	(0.27)	(0.04)	—	(0.04)	10.41	(2.50)	4.46	0.58	1.33	221	83
2014(5)	10.00	0.03	0.69	0.72	—	—	—	10.72	7.20	73.79	0.58	1.18	105	29
2020 Fund
2018(7)(8)	10.53	0.10	0.36	0.46	(0.16)	(0.51)	(0.67)	10.32	4.33	0.87	0.58	1.87	5,254	21
2017	10.22	0.16	0.79	0.95	(0.16)	(0.48)	(0.64)	10.53	9.87	0.88	0.58	1.32	6,813	23
2016	10.48	0.17	0.39	0.56	(0.18)	(0.64)	(0.82)	10.22	5.74	0.88	0.58	1.44	11,985	39
2015	11.33	0.17	(0.48)	(0.31)	(0.22)	(0.32)	(0.54)	10.48	(2.88)	0.84	0.58	1.39	15,177	37
2014	10.00	0.15	1.36	1.51	(0.14)	(0.04)	(0.18)	11.33	15.23	0.88	0.58	1.28	23,025	35
2025 Fund
2018(7)(8)	11.56	0.12	0.50	0.62	—	(0.13)	(0.13)	12.05	5.38	1.37	0.58	2.05	90	24
2017	10.69	0.24	0.97	1.21	(0.15)	(0.19)	(0.34)	11.56	11.66	1.29	0.58	1.17	150	31
2016	10.38	0.14	0.42	0.56	(0.16)	(0.09)	(0.25)	10.69	5.49	1.26	0.58	1.30	1,053	33
2015	10.76	0.03	(0.36)	(0.33)	(0.05)	—	(0.05)	10.38	(3.06)	1.51	0.58	0.74	1,388	53
2014(5)	10.00	0.04	0.72	0.76	—	—	—	10.76	7.60	24.85	0.58	0.59	2	22
2030 Fund
2018(8)	11.55	0.11	0.60	0.71	(0.13)	(0.42)	(0.55)	11.71	6.18	0.84	0.62	1.58	5,567	18
2017	10.78	0.14	1.17	1.31	(0.12)	(0.42)	(0.54)	11.55	12.70	0.86	0.62	1.13	6,316	25
2016	10.82	0.12	0.45	0.57	(0.15)	(0.46)	(0.61)	10.78	5.53	0.86	0.62	1.15	9,875	33
2015	11.59	0.13	(0.51)	(0.38)	(0.14)	(0.25)	(0.39)	10.82	(3.39)	0.84	0.62	1.09	12,812	45
2014	10.00	0.13	1.65	1.78	(0.17)	(0.02)	(0.19)	11.59	17.98	0.91	0.62	1.21	20,329	29
2035 Fund
2018(7)(8)	11.63	0.07	0.73	0.80	(0.06)	(0.55)	(0.61)	11.82	6.96	1.87	0.62	1.25	93	23
2017	10.67	0.11	1.29	1.40	(0.12)	(0.32)	(0.44)	11.63	13.59	1.38	0.62	0.99	120	32
2016	10.27	0.12	0.44	0.56	(0.12)	(0.04)	(0.16)	10.67	5.55	1.27	0.62	1.06	492	29
2015	10.68	(0.03)	(0.36)	(0.39)	(0.02)	—	(0.02)	10.27	(3.65)	1.54	0.62	(0.13)	734	96
2014 (5)	10.00	0.01	0.67	0.68	—	—	—	10.68	6.80	23.88	0.62	0.19	3	29
2040 Fund
2018(8)	11.57	0.09	0.75	0.84	(0.14)	(0.91)	(1.05)	11.36	7.34	0.97	0.61	1.40	2,482	16
2017	10.69	0.19	1.26	1.45	(0.10)	(0.47)	(0.57)	11.57	14.17	0.98	0.61	1.22	2,555	24
2016	10.91	0.12	0.44	0.56	(0.11)	(0.67)	(0.78)	10.69	5.48	0.96	0.61	1.06	4,991	31
2015	11.72	0.10	(0.50)	(0.40)	(0.17)	(0.24)	(0.41)	10.91	(3.57)	0.92	0.61	0.92	7,748	36
2014	10.00	0.11	1.82	1.93	(0.19)	(0.02)	(0.21)	11.72	19.42	1.01	0.61	0.97	11,429	22
2045 Fund
2018(8)	11.87	0.09	0.78	0.87	—	(0.55)	(0.55)	12.19	7.32	2.63	0.61	1.48	56	26
2017(7)	10.87	0.09	1.41	1.50	(0.12)	(0.38)	(0.50)	11.87	14.35	1.97	0.61	0.80	53	31
2016	10.42	0.13	0.46	0.59	(0.11)	(0.03)	(0.14)	10.87	5.74	1.78	0.61	1.02	426	32
2015	10.82	(0.07)	(0.31)	(0.38)	(0.02)	—	(0.02)	10.42	(3.53)	2.39	0.61	(0.90)	746	95
2014(5)	10.00	0.00	0.82	0.82	—	—	—	10.82	8.20	33.62	0.61	0.01	3	35

(See Notes which are an integral part of the Financial Statements)

32

Financial Highlights—Retirement Class R-3 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
2050 Fund
2018(8)	$11.97	$0.10	$0.78	$0.88	$(0.16)	$(0.35)	$(0.51)	$12.34	7.37%	1.07%	0.61%	1.38%	$2,895	16%
2017	11.04	0.14	1.38	1.52	(0.11)	(0.48)	(0.59)	11.97	14.38	1.10	0.61	1.07	3,115	27
2016	10.95	0.10	0.50	0.60	(0.13)	(0.38)	(0.51)	11.04	5.66	1.11	0.61	0.98	4,515	29
2015	11.74	0.09	(0.50)	(0.41)	(0.15)	(0.23)	(0.38)	10.95	(3.57)	1.09	0.61	0.81	5,072	39
2014	10.00	0.11	1.82	1.93	(0.17)	(0.02)	(0.19)	11.74	19.40	1.33	0.61	0.87	6,826	28
2055 Fund
2018(8)	11.83	(0.11)	0.97	0.86	(0.17)	(0.19)	(0.36)	12.33	7.30	2.59	0.61	1.95	92	18
2017	10.80	0.07	1.41	1.48	(0.11)	(0.34)	(0.45)	11.83	14.22	2.81	0.61	1.09	94	56
2016	10.38	0.09	0.50	0.59	(0.11)	(0.06)	(0.17)	10.80	5.73	3.57	0.61	0.82	477	38
2015	10.84	0.03	(0.41)	(0.38)	(0.06)	(0.02)	(0.08)	10.38	(3.55)	7.16	0.61	0.14	395	61
2014(5)	10.00	0.01	0.83	0.84	—	—	—	10.84	8.40	50.30	0.61	0.44	54	123
Conservative Allocation Fund
2018(7)(8)	10.01	0.08	(0.03)	0.05	(0.20)	(1.13)	(1.33)	8.73	0.32	1.00	0.58	1.68	978	18
2017	9.80	0.13	0.30	0.43	(0.22)	(0.00)	(0.22)	10.01	4.52	0.83	0.58	1.34	3,012	40
2016	9.74	0.21	0.24	0.45	(0.20)	(0.19)	(0.39)	9.80	4.82	0.81	0.58	1.97	6,802	31
2015	10.14	0.20	(0.37)	(0.17)	(0.15)	(0.08)	(0.23)	9.74	(1.72)	0.82	0.58	1.74	7,624	39
2014(6)	10.00	0.02	0.12	0.14	—	—	—	10.14	1.40	0.85	0.58	0.91	11,583	10
Moderate Allocation Fund
2018(8)	10.08	0.08	0.17	0.25	(0.17)	(0.46)	(0.63)	9.70	2.43	0.85	0.55	1.61	13,852	19
2017	9.72	0.11	0.58	0.69	(0.19)	(0.14)	(0.33)	10.08	7.37	0.83	0.55	1.10	13,725	39
2016	9.76	0.26	0.19	0.45	(0.16)	(0.33)	(0.49)	9.72	4.90	0.81	0.55	1.65	12,695	38
2015	10.20	0.15	(0.37)	(0.22)	(0.16)	(0.06)	(0.22)	9.76	(2.23)	0.82	0.55	1.45	22,279	30
2014 (6)	10.00	0.03	0.17	0.20	—	—	—	10.20	2.00	0.85	0.55	1.33	19,949	8
Balanced Allocation Fund
2018(8)	9.64	0.08	0.37	0.45	(0.14)	(0.81)	(0.95)	9.14	4.68	0.74	0.58	1.44	19,129	17
2017	9.40	0.09	0.80	0.89	(0.14)	(0.51)	(0.65)	9.64	10.11	0.73	0.58	0.92	23,649	35
2016	9.76	0.13	0.31	0.44	(0.14)	(0.66)	(0.80)	9.40	4.94	0.72	0.58	1.28	29,095	33
2015	10.25	0.12	(0.38)	(0.26)	(0.16)	(0.07)	(0.23)	9.76	(2.64)	0.72	0.58	1.15	38,677	29
2014(6)	10.00	0.02	0.23	0.25	—	—	—	10.25	2.50	0.72	0.58	0.89	44,647	6
Growth Allocation Fund
2018 (8)	10.22	0.08	0.61	0.69	(0.15)	(0.58)	(0.73)	10.18	6.80	0.82	0.55	1.36	18,309	19
2017	9.55	0.10	1.08	1.18	(0.08)	(0.43)	(0.51)	10.22	12.96	0.82	0.55	0.85	18,846	42
2016	9.81	0.09	0.37	0.46	(0.14)	(0.58)	(0.72)	9.55	4.95	0.81	0.55	0.91	25,876	38
2015	10.30	0.09	(0.40)	(0.31)	(0.15)	(0.03)	(0.18)	9.81	(3.10)	0.82	0.55	0.83	28,903	20
2014(6)	10.00	0.01	0.29	0.30	—	—	—	10.30	3.00	0.85	0.55	0.46	31,065	6
Aggressive Allocation Fund
2018(8)	9.98	0.08	0.78	0.86	(0.16)	(1.13)	(1.29)	9.55	8.69	0.79	0.58	1.38	17,088	17
2017	9.55	0.06	1.29	1.35	(0.09)	(0.83)	(0.92)	9.98	15.24	0.78	0.58	0.63	17,152	33
2016	9.84	0.07	0.38	0.45	(0.10)	(0.64)	(0.74)	9.55	4.87	0.77	0.58	0.77	19,395	33
2015	10.35	0.10	(0.40)	(0.30)	(0.17)	(0.04)	(0.21)	9.84	(2.94)	0.78	0.59	0.48	22,578	44
2014(6)	10.00	0.00	0.35	0.35	—	—	—	10.35	3.50	0.83	0.61	0.16	16,200	3

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year. Excludes acquired fund fees and expenses of underlying funds.
(5)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(6)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.
(7)	Calculated using the average shares method.
(8)	For the six months ended February 28, 2018 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

33

Financial Highlights—Retirement Class R-6 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)(7)	Net investment income (2)
In-Retirement Fund
2018(9)	$9.40	$0.13	$0.07	$0.20	$(0.23)	$(0.56)	$(0.79)	$8.81	2.14%	1.04%	0.00%	2.76%	$11,235	20%
2017	9.55	0.22	0.40	0.62	(0.28)	(0.49)	(0.77)	9.40	7.04	1.02	0.00	2.11	10,885	26
2016	10.05	0.26	0.27	0.53	(0.30)	(0.73)	(1.03)	9.55	5.85	0.85	0.00	2.37	16,406	44
2015	11.08	0.29	(0.45)	(0.16)	(0.34)	(0.53)	(0.87)	10.05	(1.54)	0.63	0.00	2.35	16,611	53
2014	10.00	0.25	0.99	1.24	(0.14)	(0.02)	(0.16)	11.08	12.47	0.68	0.00	2.31	20,128	45
2015 Fund
2018(9)	11.39	0.16	0.19	0.35	(0.29)	(0.02)	(0.31)	11.43	3.05	4.05	0.00	2.67	3,293	28
2017	10.73	0.19	0.73	0.92	(0.26)	—	(0.26)	11.39	8.80	3.89	0.00	1.97	3,390	72
2016	10.50	0.25	0.38	0.63	(0.29)	(0.11)	(0.40)	10.73	6.22	3.67	0.00	2.21	3,744	49
2015	10.78	0.13	(0.34)	(0.21)	(0.07)	—	(0.07)	10.50	(1.92)	3.81	0.00	1.94	4,234	83
2014(5)	10.00	0.08	0.70	0.78	—	—	—	10.78	7.80	73.14	0.00	1.75	174	29
2020 Fund
2018(9)	10.54	0.13	0.36	0.49	(0.24)	(0.51)	(0.75)	10.28	4.67	0.22	0.00	2.44	59,028	21
2017	10.23	0.19	0.83	1.02	(0.23)	(0.48)	(0.71)	10.54	10.66	0.23	0.00	1.76	56,024	23
2016	10.52	0.21	0.41	0.62	(0.27)	(0.64)	(0.91)	10.23	6.39	0.23	0.00	2.01	62,358	39
2015	11.38	0.25	(0.50)	(0.25)	(0.29)	(0.32)	(0.61)	10.52	(2.28)	0.19	0.00	1.98	53,085	37
2014	10.00	0.22	1.36	1.58	(0.16)	(0.04)	(0.20)	11.38	15.98	0.23	0.00	1.97	59,502	35
2025 Fund
2018(9)	11.68	0.14	0.53	0.67	(0.26)	(0.13)	(0.39)	11.96	5.76	0.72	0.00	2.28	23,489	24
2017	10.81	0.17	1.11	1.28	(0.22)	(0.19)	(0.41)	11.68	12.20	0.64	0.00	1.75	20,473	31
2016	10.48	0.19	0.44	0.63	(0.21)	(0.09)	(0.30)	10.81	6.15	0.61	0.00	1.83	28,905	33
2015	10.81	0.09	(0.35)	(0.26)	(0.07)	—	(0.07)	10.48	(2.45)	0.86	0.00	1.48	26,042	53
2014(5)	10.00	0.05	0.76	0.81	—	—	—	10.81	8.10	24.20	0.00	1.39	1,363	22
2030 Fund
2018(9)	11.57	0.13	0.63	0.76	(0.23)	(0.42)	(0.65)	11.68	6.59	0.19	0.00	2.17	74,466	18
2017	10.81	0.16	1.22	1.38	(0.20)	(0.42)	(0.62)	11.57	13.38	0.21	0.00	1.48	66,995	25
2016	10.87	0.19	0.45	0.64	(0.24)	(0.46)	(0.70)	10.81	6.21	0.21	0.00	1.66	73,828	33
2015	11.64	0.16	(0.46)	(0.30)	(0.22)	(0.25)	(0.47)	10.87	(2.70)	0.19	0.00	1.57	60,302	45
2014	10.00	0.19	1.66	1.85	(0.19)	(0.02)	(0.21)	11.64	18.70	0.26	0.00	1.50	48,829	29
2035 Fund
2018(9)	11.77	0.15	0.70	0.85	(0.29)	(0.55)	(0.84)	11.78	7.30	1.22	0.00	2.12	12,493	23
2017	10.79	0.14	1.34	1.48	(0.18)	(0.32)	(0.50)	11.77	14.31	0.73	0.00	1.70	12,216	32
2016	10.38	0.17	0.47	0.64	(0.19)	(0.04)	(0.23)	10.79	6.26	0.62	0.00	1.57	30,132	29
2015	10.73	0.04	(0.36)	(0.32)	(0.03)	—	(0.03)	10.38	(2.99)	0.89	0.00	0.97	27,613	96
2014(5)	10.00	0.04	0.69	0.73	—	—	—	10.73	7.30	23.23	0.00	1.06	1,201	29
2040 Fund
2018(9)	11.58	0.13	0.74	0.87	(0.24)	(0.91)	(1.15)	11.30	7.62	0.32	0.00	2.08	44,457	16
2017	10.71	0.14	1.38	1.52	(0.18)	(0.47)	(0.65)	11.58	14.98	0.33	0.00	1.40	38,944	24
2016	10.96	0.17	0.46	0.63	(0.21)	(0.67)	(0.88)	10.71	6.17	0.31	0.00	1.51	48,219	31
2015	11.78	0.16	(0.50)	(0.34)	(0.24)	(0.24)	(0.48)	10.96	(2.98)	0.27	0.00	1.45	40,193	36
2014	10.00	0.18	1.83	2.01	(0.21)	(0.02)	(0.23)	11.78	20.26	0.36	0.00	1.39	39,760	22
2045 Fund
2018(9)	12.00	0.14	0.78	0.92	(0.26)	(0.55)	(0.81)	12.11	7.72	1.98	0.00	2.06	7,523	26
2017(8)	10.98	0.15	1.43	1.58	(0.18)	(0.38)	(0.56)	12.00	15.08	1.32	0.00	1.71	6,964	31
2016	10.53	0.16	0.50	0.66	(0.18)	(0.03)	(0.21)	10.98	6.38	1.13	0.00	1.48	15,877	32
2015	10.87	0.03	(0.35)	(0.32)	(0.02)	—	(0.02)	10.53	(2.91)	1.74	0.00	0.85	13,046	95
2014(5)	10.00	0.04	0.83	0.87	—	—	—	10.87	8.70	32.97	0.00	0.93	895	35

(See Notes which are an integral part of the Financial Statements)

34

Financial Highlights—Retirement Class R-6 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)(7)	Net investment income (2)
2050 Fund
2018(9)	$12.00	$0.13	$0.79	$0.92	$(0.25)	$(0.35)	$(0.60)	$12.32	7.74%	0.42%	0.00%	2.07%	$32,138	16%
2017	11.08	0.14	1.45	1.59	(0.19)	(0.48)	(0.67)	12.00	15.09	0.45	0.00	1.28	28,173	27
2016	11.00	0.17	0.50	0.67	(0.21)	(0.38)	(0.59)	11.08	6.37	0.46	0.00	1.48	30,317	29
2015	11.80	0.14	(0.48)	(0.34)	(0.23)	(0.23)	(0.46)	11.00	(2.99)	0.44	0.00	1.37	22,487	39
2014	10.00	0.18	1.83	2.01	(0.19)	(0.02)	(0.21)	11.80	20.24	0.68	0.00	1.39	17,346	28
2055 Fund
2018(9)	11.97	0.13	0.80	0.93	(0.25)	(0.19)	(0.44)	12.46	7.76	1.94	0.00	2.06	8,601	18
2017	10.91	0.16	1.41	1.57	(0.17)	(0.34)	(0.51)	11.97	14.93	2.16	0.00	1.53	6,561	56
2016	10.47	0.15	0.51	0.66	(0.16)	(0.06)	(0.22)	10.91	6.43	2.92	0.00	1.30	6,866	38
2015	10.89	0.07	(0.39)	(0.32)	(0.08)	(0.02)	(0.10)	10.47	(2.96)	6.51	0.00	0.90	2,809	61
2014(5)	10.00	0.03	0.86	0.89	—	—	—	10.89	8.90	49.65	0.00	0.84	477	123
Conservative Allocation Fund
2018(8)(9)	10.03	0.11	(0.02)	0.09	(0.44)	(1.13)	(1.57)	8.55	0.75	0.35	0.00	2.33	26,433	18
2017	9.82	0.27	0.23	0.50	(0.29)	(0.00)	(0.29)	10.03	5.22	0.18	0.00	1.96	28,927	40
2016	9.79	0.25	0.24	0.49	(0.27)	(0.19)	(0.46)	9.82	5.34	0.16	0.00	2.61	88,818	31
2015	10.15	0.25	(0.34)	(0.09)	(0.19)	(0.08)	(0.27)	9.79	(0.94)	0.17	0.00	2.38	86,637	39
2014(6)	10.00	0.04	0.11	0.15	—	—	—	10.15	1.50	0.20	0.00	1.57	92,207	10
Moderate Allocation Fund
2018(9)	10.09	0.12	0.16	0.28	(0.23)	(0.46)	(0.69)	9.68	2.78	0.20	0.00	2.27	78,951	19
2017	9.74	0.21	0.54	0.75	(0.26)	(0.14)	(0.40)	10.09	8.02	0.18	0.00	1.83	80,283	39
2016	9.80	0.22	0.30	0.52	(0.25)	(0.33)	(0.58)	9.74	5.67	0.16	0.00	2.27	101,327	38
2015	10.21	0.21	(0.37)	(0.16)	(0.19)	(0.06)	(0.25)	9.80	(1.56)	0.17	0.00	2.11	93,206	30
2014(6)	10.00	0.05	0.16	0.21	—	—	—	10.21	2.10	0.20	0.00	1.99	95,654	8
Balanced Allocation Fund
2018(9)	9.66	0.11	0.38	0.49	(0.22)	(0.81)	(1.03)	9.12	5.05	0.09	0.00	2.10	193,341	17
2017	9.44	0.19	0.76	0.95	(0.22)	(0.51)	(0.73)	9.66	10.73	0.08	0.00	1.67	193,690	35
2016	9.80	0.18	0.33	0.51	(0.21)	(0.66)	(0.87)	9.44	5.70	0.07	0.00	1.87	252,982	33
2015	10.27	0.18	(0.39)	(0.21)	(0.19)	(0.07)	(0.26)	9.80	(2.08)	0.07	0.00	1.78	247,496	29
2014(6)	10.00	0.04	0.23	0.27	—	—	—	10.27	2.70	0.07	0.00	1.54	284,021	6
Growth Allocation Fund
2018(9)	10.24	0.11	0.63	0.74	(0.23)	(0.58)	(0.81)	10.17	7.23	0.17	0.00	2.02	89,001	19
2017	9.59	0.16	1.09	1.25	(0.17)	(0.43)	(0.60)	10.24	13.69	0.17	0.00	1.49	84,417	42
2016	9.85	0.15	0.37	0.52	(0.20)	(0.58)	(0.78)	9.59	5.67	0.16	0.00	1.51	79,852	38
2015	10.32	0.16	(0.41)	(0.25)	(0.19)	(0.03)	(0.22)	9.85	(2.52)	0.17	0.00	1.47	67,727	20
2014(6)	10.00	0.03	0.29	0.32	—	—	—	10.32	3.20	0.20	0.00	1.11	56,647	6
Aggressive Allocation Fund
2018(9)	10.01	0.11	0.78	0.89	(0.23)	(1.13)	(1.36)	9.54	9.02	0.14	0.00	2.01	108,838	17
2017	9.58	0.15	1.26	1.41	(0.15)	(0.83)	(0.98)	10.01	16.00	0.13	0.00	1.43	105,925	33
2016	9.88	0.14	0.38	0.52	(0.18)	(0.64)	(0.82)	9.58	5.58	0.12	0.00	1.38	123,203	33
2015	10.37	0.17	(0.41)	(0.24)	(0.21)	(0.04)	(0.25)	9.88	(2.37)	0.12	0.00	1.12	113,933	44
2014(6)	10.00	0.02	0.35	0.37	—	—	—	10.37	3.70	0.18	0.00	0.82	73,040	3

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year. Excludes acquired fund fees and expenses of underlying funds.
(5)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(6)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.
(7)	Please refer to Note 5, subsection Investment Adviser Fee and Other Transactions with Affiliates, in the Notes to Financial Statements.
(8)	Calculated using the average shares method.
(9)	For the six months ended February 28, 2018 (Unaudited).

(See Notes which are an integral part of the Financial Statements)

35

February 28, 2018 (Unaudited)

Notes to Financial Statements	BMO Funds

1.	Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of February 28, 2018, the Corporation consisted of 42 portfolios, including 10 target retirement and 5 target risk diversified portfolios within this semi-annual report (individually referred to as the “Fund,” or collectively as the “Funds”), each with differing share class offerings as well as 27 other portfolios whose semi-annual report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

BMO Fund names as displayed throughout this report	Fund Inception Date	Investment Objective
Target Retirement
In-Retirement Fund	August 30, 2013	The investment objective of each Target Retirement Fund is to achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund approaches its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.
2015 Fund	December 27, 2013
2020 Fund	August 30, 2013
2025 Fund	December 27, 2013
2030 Fund	August 30, 2013
2035 Fund	December 27, 2013
2040 Fund	August 30, 2013
2045 Fund	December 27, 2013
2050 Fund	August 30, 2013
2055 Fund	December 27, 2013
Target Risk
Conservative Allocation Fund	May 30, 2014	To provide total return primarily from income, secondarily from appreciation.
Moderate Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Balanced Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Growth Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Aggressive Allocation Fund	May 30, 2014	To provide total investment return primarily from appreciation, secondarily from income.

The target investment allocation for each of the Target Risk Funds, based on each Fund’s total assets, is set forth below.

Target Risk Fund	Equity	Fixed Income	Money Market Funds
Conservative Allocation Fund	10%–30%	70%–90%	0%–10%
Moderate Allocation Fund	30%–50%	50%–70%	0%–10%
Balanced Allocation Fund	50%–70%	30%–50%	0%–10%
Growth Allocation Fund	70%–90%	10%–30%	0%–10%
Aggressive Allocation Fund	90%–100%	0%	0%–10%

Each Fund seeks to achieve its investment objectives by investing in a mix (without limitation) of BMO Funds and unaffiliated mutual funds. The Funds are designed to provide investors with investment management, asset allocation, and ongoing reallocation over time. Each Fund is considered a “fund of funds” because it invests in other mutual funds. A fund of funds bears its own direct expenses in addition to bearing a proportionate share of expenses charged to the underlying funds in which it invests.

2.	Significant Accounting Policies

The Funds are investment companies and follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Investment Valuations—Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

36

BMO Funds

The Pricing Committee may determine that a security needs to be fair valued. In valuing underlying fund investments, the Funds use the NAVs reported by the underlying funds. An underlying fund may need to fair value one or more of its investments, which may, in turn, require a Fund to do the same because of delays in obtaining the underlying fund’s NAV.

Investment Income, Expenses, and Distributions—Investment income and expenses are accrued daily. The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryovers) annually. Dividend income, realized gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. Paid-in-kind interest included in interest income, if any, is accrued daily.

The Funds offer multiple classes of shares which differ in their respective distribution, administration, and service fees. All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of total shares outstanding of each class without distinction between share classes. Expenses attributable to a particular class of shares, such as shareholder servicing fees, are allocated directly to that class.

Federal Income Taxes—The policies and procedures of the Funds require compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribution to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

Securities of Other Investment Companies & Underlying Fund Investment Risk—The Funds may invest in the securities of other investment companies, including exchange-traded funds, within the limits prescribed by the 1940 Act and the rules promulgated thereunder. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. The Funds also may invest in investment companies that are not organized under the laws of the United States. The Fund’s risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.

Commitments and Contingencies—In the normal course of business, the Corporation enters into contracts that provide general indemnifications to other parties. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation that have not yet occurred. However, the Corporation has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other—Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

3.	Fair Value Measurement

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs) and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

In May 2015, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standard Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Unit (or Its Equivalent), modifying ASC 820. Under the modifications, investments in private investment funds valued at net asset value are no longer included in the fair value hierarchy. For the period ended February 28, 2018, the Funds had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy. It is the Funds’ policy to recognize transfers between

37

Notes to Financial Statements (continued)

category levels at the end of the period. For the period ended February 28, 2018, there were no transfers in and out of Level 1, Level 2 and Level 3. The Funds did not hold any Level 2 or Level 3 securities as of February 28, 2018.

The following is a summary of the inputs used, as of February 28, 2018, in valuing the Funds’ assets:

	In-Retirement Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$15,082,803	$—	$—	$15,082,803
Short-Term Investments	155,178	—	—	155,178

Total	$15,237,981	$—	$—	$15,237,981

	2015 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,651,199	$—	$—	$3,651,199
Short-Term Investments	39,515	—	—	39,515

Total	$3,690,714	$—	$—	$3,690,714

	2020 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$80,659,336	$—	$—	$80,659,336
Short-Term Investments	734,335	—	—	734,335

Total	$81,393,671	$—	$—	$81,393,671

	2025 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$24,346,271	$—	$—	$24,346,271
Short-Term Investments	261,868	—	—	261,868

Total	$24,608,139	$—	$—	$24,608,139

	2030 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$97,298,421	$—	$—	$97,298,421
Short-Term Investments	1,557,798	—	—	1,557,798

Total	$98,856,219	$—	$—	$98,856,219

	2035 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$13,066,409	$—	$—	$13,066,409
Short-Term Investments	158,064	—	—	158,064

Total	$13,224,473	$—	$—	$13,224,473

	2040 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$56,781,758	$—	$—	$56,781,758
Short-Term Investments	757,962	—	—	757,962

Total	$57,539,720	$—	$—	$57,539,720

	2045 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$8,250,705	$—	$—	$8,250,705
Short-Term Investments	107,994	—	—	107,994

Total	$8,358,699	$—	$—	$8,358,699

	2050 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$42,527,964	$—	$—	$42,527,964
Short-Term Investments	636,480	—	—	636,480

Total	$43,164,444	$—	$—	$43,164,444

	2055 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$8,798,473	$—	$—	$8,798,473
Short-Term Investments	93,759	—	—	93,759

Total	$8,892,232	$—	$—	$8,892,232

	Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$42,416,852	$—	$—	$42,416,852
Short-Term Investments	427,731	—	—	427,731

Total	$42,844,583	$—	$—	$42,844,583

	Moderate Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$105,542,821	$—	$—	$105,542,821
Short-Term Investments	1,126,240	—	—	1,126,240

Total	$106,669,061	$—	$—	$106,669,061

	Balanced Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$356,466,538	$—	$—	$356,466,538
Short-Term Investments	2,454,922	—	—	2,454,922

Total	$358,921,460	$—	$—	$358,921,460

	Growth Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$130,948,428	$—	$—	$130,948,428
Short-Term Investments	651,103	—	—	651,103

Total	$131,599,531	$—	$—	$131,599,531

	Aggressive Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$177,466,820	$—	$—	$177,466,820
Short-Term Investments	2,157,851	—	—	2,157,851

Total	$179,624,671	$—	$—	$179,624,671

38

BMO Funds

4.	Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. Transactions in capital stock were as follows:

	In-Retirement Fund		2015 Fund		2020 Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$68,620	$1,008,269	$12,269	$656,625	$960,588	$2,713,803
Retirement class R-3 of shares	129,808	534,506	—	3,871	93,378	1,696,274
Retirement class R-6 of shares	1,284,201	1,499,670	288,222	1,549,699	7,128,910	7,678,581

Net proceeds from sale of shares	1,482,629	3,042,445	300,491	2,210,195	8,182,876	12,088,658
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	261,550	229,242	3,627	7,555	1,139,073	1,080,668
Retirement class R-3 of shares	57,797	78,175	—	555	397,134	661,731
Retirement class R-6 of shares	923,578	1,129,433	88,466	92,325	4,002,936	4,128,058

Net proceeds from shares issued	1,242,925	1,436,850	92,093	100,435	5,539,143	5,870,457
Cost of shares redeemed:
Investor class of shares	(329,336)	(1,213,231)	(120,416)	(993,165)	(2,553,007)	(5,493,344)
Retirement class R-3 of shares	(2,516)	(1,675,212)	—	(33,078)	(1,973,898)	(7,677,610)
Retirement class R-6 of shares	(1,179,635)	(7,845,531)	(491,621)	(2,178,046)	(6,764,032)	(19,990,572)

Net cost of shares redeemed	(1,511,487)	(10,733,974)	(612,037)	(3,204,289)	(11,290,937)	(33,161,526)

Net change resulting from fund share transactions in dollars	$1,214,067	$(6,254,679)	$(219,453)	$(893,659)	$2,431,082	$(15,202,411)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	7,372	108,395	1,065	61,847	89,689	268,374
Retirement class R-3 of shares	13,609	58,358	—	365	8,760	167,507
Retirement class R-6 of shares	139,489	160,992	24,984	140,426	669,687	754,743

Net sale of shares	160,470	327,745	26,049	202,638	768,136	1,190,624
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	29,454	26,020	316	719	110,697	112,219
Retirement class R-3 of shares	6,480	8,833	—	53	38,445	68,502
Retirement class R-6 of shares	104,359	128,491	7,713	8,768	389,391	429,112

Net shares issued	140,293	163,344	8,029	9,540	538,533	609,833
Shares redeemed:
Investor class of shares	(34,937)	(129,631)	(10,417)	(90,952)	(238,978)	(540,360)
Retirement class R-3 of shares	(271)	(180,106)	—	(3,051)	(185,265)	(762,158)
Retirement class R-6 of shares	(126,932)	(849,082)	(42,320)	(200,328)	(633,812)	(1,962,803)

Net shares redeemed	(162,140)	(1,158,819)	(52,737)	(294,331)	(1,058,055)	(3,265,321)

Net change resulting from fund share transactions in shares	138,623	(667,730)	(18,659)	(82,153)	248,614	(1,464,864)

39

Notes to Financial Statements (continued)

	2025 Fund		2030 Fund		2035 Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$364,741	$298,184	$1,908,099	$3,090,018	$84,892	$510,807
Retirement class R-3 of shares	3,417	141,111	169,926	1,391,128	8,083	102,195
Retirement class R-6 of shares	5,028,170	5,165,176	10,187,529	12,437,489	1,231,036	3,338,790

Net proceeds from sale of shares	5,396,328	5,604,471	12,265,554	16,918,635	1,324,011	3,951,792
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	27,914	23,843	860,080	911,447	44,318	32,175
Retirement class R-3 of shares	964	35,100	257,434	442,421	4,594	21,569
Retirement class R-6 of shares	690,330	1,135,390	3,979,906	4,125,659	807,059	1,421,767

Net proceeds from shares issued	719,208	1,194,333	5,097,420	5,479,527	855,971	1,475,511
Cost of shares redeemed:
Investor class of shares	(264,635)	(137,454)	(4,340,950)	(5,492,840)	(147,725)	(549,772)
Retirement class R-3 of shares	(70,552)	(1,135,416)	(1,288,301)	(5,859,197)	(42,718)	(525,837)
Retirement class R-6 of shares	(3,166,594)	(16,547,756)	(7,161,995)	(28,265,720)	(1,808,390)	(24,303,005)

Net cost of shares redeemed	(3,501,781)	(17,820,626)	(12,791,246)	(39,617,757)	(1,998,833)	(25,378,614)

Net change resulting from fund share transactions in dollars	$2,613,755	$(11,021,822)	$4,571,728	$(17,219,595)	$181,149	$(19,951,311)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	30,358	27,606	160,454	282,733	7,077	47,612
Retirement class R-3 of shares	285	13,162	14,343	127,664	676	9,520
Retirement class R-6 of shares	418,428	467,516	851,853	1,136,600	102,156	302,467

Net sale of shares	449,071	508,284	1,026,650	1,546,997	109,909	359,599
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	2,352	2,266	73,953	87,808	3,804	3,079
Retirement class R-3 of shares	80	3,353	22,078	42,540	391	2,072
Retirement class R-6 of shares	57,962	107,620	342,800	397,846	69,038	135,535

Net shares issued	60,394	113,239	438,831	528,194	73,233	140,686
Shares redeemed:
Investor class of shares	(22,017)	(12,259)	(361,486)	(506,947)	(12,330)	(49,406)
Retirement class R-3 of shares	(5,845)	(102,055)	(107,978)	(539,077)	(3,542)	(47,373)
Retirement class R-6 of shares	(264,607)	(1,496,179)	(607,229)	(2,573,184)	(148,304)	(2,193,982)

Net shares redeemed	(292,469)	(1,610,493)	(1,076,693)	(3,619,208)	(164,176)	(2,290,761)

Net change resulting from fund share transactions in shares	216,996	(988,970)	388,788	(1,544,017)	18,966	(1,790,476)

40

BMO Funds

	2040 Fund		2045 Fund		2050 Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$1,329,739	$1,883,014	$38,100	$170,177	$1,002,605	$2,360,706
Retirement class R-3 of shares	166,348	585,454	4,473	143,679	235,741	803,818
Retirement class R-6 of shares	5,162,150	7,703,062	1,367,761	2,516,895	4,679,141	7,019,909

Net proceeds from sale of shares	6,658,237	10,171,530	1,410,334	2,830,751	5,917,487	10,184,433
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	903,183	628,710	48,538	42,441	338,280	379,998
Retirement class R-3 of shares	207,277	214,271	2,323	20,450	112,482	203,040
Retirement class R-6 of shares	4,028,502	2,866,927	449,352	804,157	1,451,931	1,836,029

Net proceeds from shares issued	5,138,962	3,709,908	500,213	867,048	1,902,693	2,419,067
Cost of shares redeemed:
Investor class of shares	(2,703,242)	(5,649,232)	(187,404)	(253,382)	(2,045,038)	(5,369,123)
Retirement class R-3 of shares	(415,404)	(3,487,878)	(5,551)	(563,598)	(665,370)	(2,653,255)
Retirement class R-6 of shares	(2,629,066)	(23,316,521)	(1,305,736)	(13,070,897)	(2,872,102)	(13,439,244)

Net cost of shares redeemed	(5,747,712)	(32,453,631)	(1,498,691)	(13,887,877)	(5,582,510)	(21,461,622)

Net change resulting from fund share transactions in dollars	$6,049,487	$(18,572,193)	$411,856	$(10,190,078)	$2,237,670	$(8,858,122)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	113,171	173,576	3,107	15,219	80,527	209,620
Retirement class R-3 of shares	14,213	53,880	364	13,190	18,930	71,209
Retirement class R-6 of shares	433,751	713,031	109,737	223,749	373,946	622,506

Net sale of shares	561,135	940,487	113,208	252,158	473,403	903,335
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	80,426	61,158	4,052	4,004	27,637	35,681
Retirement class R-3 of shares	18,376	20,763	192	1,935	9,182	19,065
Retirement class R-6 of shares	359,367	279,155	37,383	75,579	118,816	172,721

Net shares issued	458,169	361,076	41,627	81,518	155,635	227,467
Shares redeemed:
Investor class of shares	(225,219)	(525,932)	(15,209)	(22,375)	(162,874)	(484,194)
Retirement class R-3 of shares	(34,834)	(320,875)	(442)	(49,820)	(53,801)	(238,882)
Retirement class R-6 of shares	(222,983)	(2,131,353)	(106,172)	(1,164,696)	(232,146)	(1,183,799)

Net shares redeemed	(483,036)	(2,978,160)	(121,823)	(1,236,891)	(448,821)	(1,906,875)

Net change resulting from fund share transactions in shares	536,268	(1,676,597)	33,012	(903,215)	180,217	(776,073)

41

Notes to Financial Statements (continued)

	2055 Fund		Conservative Allocation Fund		Moderate Allocation Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$112,456	$379,222	$330,129	$3,333,251	$706,028	$1,787,884
Institutional class of shares	—	—	509,196	3,199,776	848,666	2,247,337
Retirement class R-3 of shares	216,451	235,131	103,213	594,944	1,411,562	3,698,491
Retirement class R-6 of shares	1,972,184	2,688,106	5,259,186	9,716,130	5,407,361	14,085,245

Net proceeds from sale of shares	2,301,091	3,302,459	6,201,724	16,844,101	8,373,617	21,818,957
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	8,327	20,520	2,226,207	395,379	507,983	423,731
Institutional class of shares	—	—	161,066	819,598	330,580	446,331
Retirement class R-3 of shares	7,100	21,849	129,410	154,118	835,913	432,042
Retirement class R-6 of shares	263,731	342,529	4,482,536	2,569,224	5,493,805	3,686,197

Net proceeds from shares issued	279,158	384,898	6,999,219	3,938,319	7,168,281	4,988,301
Cost of shares redeemed:
Investor class of shares	(352,979)	(320,201)	(1,742,617)	(6,464,521)	(402,808)	(7,901,290)
Institutional class of shares	—	—	(25,981,456)	(7,637,483)	(4,737,937)	(5,677,100)
Retirement class R-3 of shares	(236,687)	(672,795)	(2,155,387)	(4,559,252)	(1,619,432)	(3,601,940)
Retirement class R-6 of shares	(447,692)	(3,950,595)	(8,003,140)	(73,153,708)	(9,016,080)	(41,844,897)

Net cost of shares redeemed	(1,037,358)	(4,943,591)	(37,882,600)	(91,814,964)	(15,776,257)	(59,025,227)

Net change resulting from fund share transactions in dollars	$1,542,891	$(1,256,234)	$(24,681,657)	$(71,032,544)	$(234,359)	$(32,217,969)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	9,136	34,155	34,073	341,654	70,540	184,063
Institutional class of shares	—	—	51,111	327,989	87,007	231,324
Retirement class R-3 of shares	17,706	21,703	10,523	61,258	139,401	379,868
Retirement class R-6 of shares	157,166	241,119	569,274	990,085	539,498	1,440,015

Net sale of shares	184,008	296,977	664,981	1,720,986	836,446	2,235,270
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	673	1,938	257,663	41,663	52,154	45,078
Institutional class of shares	—	—	18,077	86,455	33,940	47,533
Retirement class R-3 of shares	579	2,071	14,672	16,240	85,735	45,913
Retirement class R-6 of shares	21,338	32,223	520,016	271,015	565,206	392,985

Net shares issued	22,590	36,232	810,428	415,373	737,035	531,509
Shares redeemed:
Investor class of shares	(28,347)	(27,594)	(182,509)	(660,920)	(40,570)	(806,639)
Institutional class of shares	—	—	(2,560,964)	(777,055)	(458,850)	(580,703)
Retirement class R-3 of shares	(18,787)	(59,996)	(214,214)	(470,782)	(160,051)	(369,030)
Retirement class R-6 of shares	(36,062)	(354,505)	(880,916)	(7,418,823)	(911,165)	(4,274,881)

Net shares redeemed	(83,196)	(442,095)	(3,838,603)	(9,327,580)	(1,570,636)	(6,031,253)

Net change resulting from fund share transactions in shares	123,402	(108,886)	(2,363,194)	(7,191,221)	2,845	(3,264,474)

42

BMO Funds

	Balanced Allocation Fund		Growth Allocation Fund		Aggressive Allocation Fund
	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$4,495,463	$9,596,115	$463,122	$1,521,150	$1,166,299	$2,549,571
Institutional class of shares	5,717,316	18,188,630	415,356	3,782,554	1,130,623	3,231,792
Retirement class R-3 of shares	724,668	3,462,896	702,736	1,995,735	874,632	1,545,438
Retirement class R-6 of shares	13,098,567	33,777,945	10,694,994	23,359,307	9,257,168	28,234,235

Net proceeds from sale of shares	24,036,014	65,025,586	12,276,208	30,658,746	12,428,722	35,561,036
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	9,900,919	7,291,420	1,164,274	1,358,067	4,758,561	4,019,656
Institutional class of shares	4,372,016	4,959,081	650,895	661,921	1,722,650	2,155,531
Retirement class R-3 of shares	2,022,307	1,857,132	1,259,889	1,005,881	2,052,160	1,846,190
Retirement class R-6 of shares	20,648,922	16,194,257	6,735,393	4,846,161	14,467,294	11,432,316

Net proceeds from shares issued	36,944,164	30,301,890	9,810,451	7,872,030	23,000,665	19,453,693
Cost of shares redeemed:
Investor class of shares	(9,789,751)	(28,809,458)	(2,064,891)	(12,160,876)	(2,529,314)	(23,138,517)
Institutional class of shares	(14,591,195)	(46,186,859)	(1,356,479)	(5,854,651)	(3,134,204)	(15,771,306)
Retirement class R-3 of shares	(6,323,072)	(11,399,285)	(2,469,224)	(11,372,090)	(2,374,224)	(6,476,231)
Retirement class R-6 of shares	(23,227,206)	(115,489,437)	(12,232,083)	(29,720,835)	(16,095,430)	(62,955,630)

Net cost of shares redeemed	(53,931,224)	(201,885,039)	(18,122,677)	(59,108,452)	(24,133,172)	(108,341,684)

Net change resulting from fund share transactions in dollars	$7,048,954	$(106,557,563)	$3,963,982	$(20,577,676)	$11,296,215	$(53,326,955)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	472,874	1,025,790	44,376	157,085	115,068	269,537
Institutional class of shares	608,085	1,949,386	40,504	397,357	113,103	339,793
Retirement class R-3 of shares	75,313	373,495	66,998	206,661	87,173	162,532
Retirement class R-6 of shares	1,368,190	3,612,043	1,028,641	2,396,103	922,386	2,925,969

Net sale of shares	2,524,462	6,960,714	1,180,519	3,157,206	1,237,730	3,697,831
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	1,085,627	822,031	114,933	146,659	502,488	449,626
Institutional class of shares	479,388	559,716	64,381	71,559	182,099	241,651
Retirement class R-3 of shares	221,259	209,372	124,249	108,509	216,701	206,740
Retirement class R-6 of shares	2,266,621	1,827,794	666,211	524,476	1,530,931	1,281,650

Net shares issued	4,052,895	3,418,913	969,774	851,203	2,432,219	2,179,667
Shares redeemed:
Investor class of shares	(1,009,002)	(3,093,692)	(198,516)	(1,245,696)	(246,680)	(2,424,144)
Institutional class of shares	(1,474,811)	(4,942,672)	(131,618)	(604,772)	(302,304)	(1,624,360)
Retirement class R-3 of shares	(656,684)	(1,223,751)	(237,200)	(1,181,512)	(232,940)	(681,868)
Retirement class R-6 of shares	(2,479,323)	(12,198,320)	(1,183,352)	(3,005,372)	(1,626,833)	(6,486,787)

Net shares redeemed	(5,619,820)	(21,458,435)	(1,750,686)	(6,037,352)	(2,408,757)	(11,217,159)

Net change resulting from fund share transactions in shares	957,537	(11,078,808)	399,607	(2,028,943)	1,261,192	(5,339,661)

5.	Investment Adviser Fee and Other Transactions with Affiliates

Investment Advisory Fees—The Adviser does not receive an investment advisory fee for the services it performs for the Funds. However, the Adviser is entitled to receive an investment advisory fee from each of the BMO Funds that serve as underlying funds.

Contractual Expense Limitation—The Adviser has contractually agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding the levels set out in the table below through December 31, 2018. This agreement may not be terminated prior to December 31, 2018 without the consent of the

43

Notes to Financial Statements (continued)

Funds’ Board of Directors, unless terminated due to the termination of the investment advisory agreement. Additionally, the agreement does not provide for recoupment by the Adviser of waived fees or reimbursed expenses.

	Annualized Contractual Expense Limitation Exclusive of Acquired Fund Fees and Expenses				Annualized Contractual Expense Limitation Inclusive of Acquired Fund Fees and Expenses per the Funds’ Prospectus Dated December 29, 2017
Fund	Investor Class	Institutional Class	Retirement Class R-3	Retirement Class R-6(1)	Investor Class	Institutional Class	Retirement Class R-3	Retirement Class R-6(1)
In-Retirement Fund	0.33%		0.58%	(0.07)%	0.98%		1.23%	0.58%
2015 Fund	0.33		0.58	(0.07)	1.00		1.25	0.60
2020 Fund	0.33		0.58	(0.07)	1.03		1.28	0.63
2025 Fund	0.33		0.58	(0.07)	1.04		1.29	0.64
2030 Fund	0.37		0.62	(0.03)	1.09		1.34	0.69
2035 Fund	0.37		0.62	(0.03)	1.09		1.34	0.69
2040 Fund	0.36		0.61	(0.04)	1.08		1.33	0.68
2045 Fund	0.36		0.61	(0.04)	1.06		1.31	0.66
2050 Fund	0.36		0.61	(0.04)	1.06		1.31	0.66
2055 Fund	0.36		0.61	(0.04)	1.06		1.31	0.66
Conservative Allocation Fund	0.33	0.08%	0.58	(0.07)	1.02	0.77%	1.27	0.62
Moderate Allocation Fund	0.30	0.05	0.55	(0.10)	0.98	0.73	1.23	0.58
Balanced Allocation Fund	0.33	0.08	0.58	(0.07)	1.02	0.77	1.27	0.62
Growth Allocation Fund	0.30	0.05	0.55	(0.10)	1.00	0.75	1.25	0.60
Aggressive Allocation Fund	0.33	0.08	0.58	(0.07)	0.97	0.72	1.22	0.57

(1)	As a result of reimbursing expenses including acquired fund expenses, the Adviser reimbursed amounts in excess of the respective share classes operating expenses. The aggregate excess reimbursement is accounted for as “Excess expense reimbursement from investment adviser” included in investment income on the Statements of Operations.

Shareholder Servicing Fees—Under the terms of a Shareholder Services Agreement with the Adviser, each Fund pays the Adviser at the annual rate of 0.25% of average daily net assets of the Fund’s Investor Class shares for the period. The fee paid to the Adviser is used to finance certain services for shareholders and to maintain shareholder accounts.

Distribution Services Fees—The Funds are subject to a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan authorizes payments by the Fund to finance activities intended to result in the sale of its Retirement Class R-3 shares. The Plan provides that the Fund may incur distribution expenses of 0.50% of the average daily net assets of the Fund’s Retirement Class R-3 shares.

Administration Fees—Each Fund pays the Adviser at the annual rate of 0.15% of average daily net assets per class (except the Retirement class R-6, which does not pay an Administration Fee).

For the period ended February 28, 2018, the Funds were charged the following Administration Fees per class:

Fund	Investor Class	Institutional Class	Retirement Class R-3
In-Retirement Fund	$2,521		$528
2015 Fund	265		86
2020 Fund	13,275		4,845
2025 Fund	737		95
2030 Fund	14,092		4,504
2035 Fund	529		78
2040 Fund	8,052		1,876
2045 Fund	644		41
2050 Fund	6,191		2,211
2055 Fund	336		158
Conservative Allocation Fund	11,226	$10,728	1,315
Moderate Allocation Fund	6,001	5,491	10,172
Balanced Allocation Fund	76,084	36,526	16,006
Growth Allocation Fund	12,474	6,627	13,809
Aggressive Allocation Fund	28,787	10,830	12,772

Custodian Fees—BMO Harris Bank N.A. (“BMO Harris”) is the Funds’ custodian. BMO Harris receives fees based on 0.0050% on the first $10 billion average daily net assets, based on the collective net assets of the Corporation custodied by BMO Harris, and 0.0025% on all assets in excess of $10 billion.

44

BMO Funds

Investments in Affiliated Issuers—An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in the BMO Funds. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of February 28, 2018. Please refer to the Schedule of Investments for which class each Fund’s underlying affiliated issuer represents.

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
In-Retirement Fund
Large-Cap Funds — 8.5%
BMO Low Volatility Equity Fund	$402,614	$68,930	$69,872	$2,200	$5,308	$409,180	$3,088	$10,491
BMO Dividend Income Fund	284,696	67,535	67,051	(6,574)	9,291	287,897	3,181	30,798
BMO Large-Cap Value Fund (1)	420,871	90,231	94,303	(6,308)	12,320	422,811	2,826	34,970
BMO Large-Cap Growth Fund (1)	182,061	28,373	39,942	9,123	3,839	183,454	223	9,628

						1,303,342
Mid-Cap Funds — 1.7%
BMO Mid-Cap Value Fund (1)	179,801	31,968	33,252	(2,148)	5,600	181,969	1,754	7,045
BMO Mid-Cap Growth Fund (1)	75,778	11,797	18,560	2,854	4,130	75,999	—	4,446

						257,968
Small-Cap Fund — 0.3%
BMO Small-Cap Growth Fund	45,640	11,054	11,212	(2,330)	2,065	45,217	—	4,613

International Funds — 6.2%
BMO Disciplined International Equity Fund	298,473	48,528	52,313	3,699	4,758	303,145	6,312	—
BMO Pyrford International Stock Fund (1)	401,797	62,850	57,559	(3,318)	5,059	408,829	10,164	—
BMO LGM Emerging Markets Equity Fund	237,323	39,975	49,506	7,479	6,930	242,201	1,883	—

						954,175
Fixed Income Funds — 20.5%
BMO TCH Emerging Markets Bond Fund*	448,273	67,618	490,508	(7,616)	(17,767)	—	22,012	—
BMO TCH Core Plus Bond Fund	2,770,542	470,807	324,979	(67,024)	(432)	2,848,914	39,466	2,541
BMO High Yield Bond Fund	268,504	35,877	24,056	(4,399)	(702)	275,224	7,342	—

						3,124,138
Alternative Funds — 6.9%
BMO Alternative Strategies Fund	1,046,726	208,923	117,710	(79,369)	1,170	1,059,740	—	64,872

Short-Term Investment — 1.0%
BMO Institutional Prime Money Market Fund	144,477	2,125,191	2,114,483	—	(7)	155,178	951	—

Totals	$7,207,576	$3,369,657	$3,565,306	$(153,731)	$41,562	$6,899,758	$99,202	$169,404

2015 Fund
Large-Cap Funds — 9.6%
BMO Low Volatility Equity Fund	$140,307	$25,767	$54,521	$943	$1,331	$113,827	$1,004	$3,095
BMO Dividend Income Fund	74,412	14,074	29,455	(696)	1,875	60,210	772	6,832
BMO Large-Cap Value Fund (1)	149,289	25,867	58,675	(385)	3,545	119,641	926	10,518
BMO Large-Cap Growth Fund (1)	79,310	9,754	30,880	1,912	3,376	63,472	81	3,500

						357,150
Mid-Cap Funds — 2.2%
BMO Mid-Cap Value Fund (1)	74,407	10,861	26,800	646	1,141	60,255	695	2,472
BMO Mid-Cap Growth Fund (1)	27,729	3,451	11,483	1,658	741	22,096	—	1,351

						82,351
Small-Cap Fund — 0.5%
BMO Small-Cap Growth Fund	23,860	4,122	9,105	(550)	661	18,988	—	2,020

International Funds — 7.3%
BMO Disciplined International Equity Fund	105,317	13,436	36,057	(1,083)	3,951	85,564	1,870	—
BMO Pyrford International Stock Fund (1)	136,135	18,386	44,616	(1,207)	2,091	110,789	2,896	—
BMO LGM Emerging Markets Equity Fund	93,045	19,789	41,510	(148)	4,737	75,913	620	—

						272,266
Fixed Income Funds — 18.2%
BMO TCH Emerging Markets Bond Fund*	97,638	28,676	120,371	(3,628)	(2,315)	—	5,221	—
BMO TCH Core Plus Bond Fund	580,093	157,637	102,279	(14,383)	(234)	620,834	8,691	584
BMO High Yield Bond Fund	50,685	14,589	8,618	(1,029)	(60)	55,567	1,482	—

						676,401
Alternative Funds — 7.4%
BMO Alternative Strategies Fund	261,859	85,332	50,070	(20,156)	(1,148)	275,817	—	17,685

Short-Term Investment — 1.1%
BMO Institutional Prime Money Market Fund	39,798	520,145	520,421	—	(7)	39,515	246	—

Totals	$1,933,884	$951,886	$1,144,861	$(38,106)	$19,685	$1,722,488	$24,504	$48,057

45

Notes to Financial Statements (continued)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
2020 Fund
Large-Cap Funds — 13.0%
BMO Low Volatility Equity Fund	$3,364,618	$524,687	$535,284	$44,699	$14,836	$3,413,556	$25,954	$88,504
BMO Dividend Income Fund	1,453,988	297,226	299,782	(30,531)	41,837	1,462,738	16,182	158,235
BMO Large-Cap Value Fund (1)	3,551,516	682,722	715,648	(38,133)	82,895	3,563,352	23,914	298,019
BMO Large-Cap Growth Fund (1)	2,116,554	309,020	451,976	115,989	34,835	2,124,422	2,626	113,136

						10,564,068
Mid-Cap Funds — 4.2%
BMO Mid-Cap Value Fund (1)	1,945,785	286,434	314,344	16,269	17,653	1,951,797	18,836	76,419
BMO Mid-Cap Growth Fund (1)	1,474,968	210,688	353,384	106,727	28,229	1,467,228	—	86,797

						3,419,025
Small-Cap Fund — 1.0%
BMO Small-Cap Growth Fund	807,054	169,367	162,066	(22,543)	16,432	808,244	—	83,410

International Funds — 11.1%
BMO Disciplined International Equity Fund	2,595,810	382,502	447,128	48,211	21,725	2,601,120	54,771	—
BMO Pyrford International Stock Fund (1)	3,618,021	492,646	468,584	(13,720)	25,707	3,654,070	91,869	—
BMO LGM Emerging Markets Equity Fund	2,725,130	421,109	551,127	139,204	25,589	2,759,905	21,706	—

						9,015,095
Fixed Income Funds — 11.7%
BMO TCH Emerging Markets Bond Fund*	1,203,232	211,402	1,345,498	(22,689)	(46,447)	—	59,585	—
BMO TCH Core Plus Bond Fund	8,545,697	1,627,920	1,172,150	(205,831)	(6,656)	8,788,980	123,830	7,927
BMO High Yield Bond Fund	729,037	114,288	90,948	(9,819)	(4,580)	737,978	20,013	—

						9,526,958
Alternative Funds — 6.3%
BMO Alternative Strategies Fund	5,080,327	957,923	536,842	(379,074)	(7,667)	5,114,667	—	316,628

Short-Term Investment — 0.9%
BMO Institutional Prime Money Market Fund	720,855	11,658,588	11,645,074	21	(55)	734,335	4,892	—

Totals	$39,932,592	$18,346,522	$19,089,835	$(251,220)	$244,333	$39,182,392	$464,178	$1,229,075

2025 Fund
Large-Cap Funds — 11.7%
BMO Low Volatility Equity Fund	$662,025	$227,106	$137,624	$10,032	$(318)	$761,221	$5,182	$17,584
BMO Dividend Income Fund	277,430	102,352	62,048	(140)	1,578	319,172	3,160	30,764
BMO Large-Cap Value Fund (1)	1,025,354	354,775	214,412	6,299	2,426	1,174,442	7,052	87,515
BMO Large-Cap Growth Fund (1)	557,727	182,398	137,461	32,800	6,515	641,979	707	30,455

						2,896,814
Mid-Cap Funds — 5.7%
BMO Mid-Cap Value Fund (1)	619,875	196,731	112,824	24,064	(15,303)	712,543	6,165	24,857
BMO Mid-Cap Growth Fund (1)	601,374	170,914	137,558	60,546	(5,690)	689,586	—	36,347

						1,402,129
Small-Cap Fund — 1.8%
BMO Small-Cap Growth Fund	385,873	147,337	88,842	(6,280)	1,524	439,612	—	40,418

International Funds — 11.8%
BMO Disciplined International Equity Fund	580,360	176,712	108,123	10,280	3,878	663,107	12,441	—
BMO Pyrford International Stock Fund (1)	1,030,062	327,738	179,953	(1,904)	1,719	1,177,662	26,380	—
BMO LGM Emerging Markets Equity Fund	936,330	315,323	226,639	51,159	3,053	1,079,226	7,562	—

						2,919,995
Fixed Income Funds — 8.5%
BMO TCH Emerging Markets Bond Fund*	234,389	74,493	295,062	(5,886)	(7,934)	—	11,783	—
BMO TCH Core Plus Bond Fund	1,638,946	655,720	342,064	(39,929)	(1,762)	1,910,911	24,311	1,536
BMO High Yield Bond Fund	149,180	57,162	29,828	(2,674)	(421)	173,419	4,239	—

						2,084,330
Alternative Funds — 5.6%
BMO Alternative Strategies Fund	1,195,363	488,625	214,856	(89,863)	(5,571)	1,373,698	—	75,766

Short-Term Investment — 1.1%
BMO Institutional Prime Money Market Fund	246,901	4,893,942	4,878,994	3	16	261,868	1,684	—

Totals	$10,141,189	$8,371,328	$7,166,288	$48,507	$(16,290)	$11,378,446	$110,666	$345,242

46

BMO Funds

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
2030 Fund
Large-Cap Funds — 13.1%
BMO Low Volatility Equity Fund	$3,205,702	$598,237	$418,194	$50,445	$2,421	$3,438,611	$25,102	$87,389
BMO Dividend Income Fund	1,300,301	309,472	240,452	(9,321)	15,243	1,375,243	14,618	145,418
BMO Large-Cap Value Fund (1)	5,097,536	1,093,609	849,534	14,623	28,176	5,384,410	34,793	441,870
BMO Large-Cap Growth Fund (1)	2,516,757	447,113	498,508	156,992	22,926	2,645,280	3,186	137,235

						12,843,544
Mid-Cap Funds — 6.4%
BMO Mid-Cap Value Fund (1)	2,971,588	536,902	404,386	44,018	(2,345)	3,145,777	28,980	120,640
BMO Mid-Cap Growth Fund (1)	3,010,833	495,128	627,931	278,211	(3,260)	3,152,981	—	180,032

						6,298,758
Small-Cap Fund — 2.1%
BMO Small-Cap Growth Fund	1,963,556	486,242	376,557	(35,991)	14,574	2,051,824	—	204,552

International Funds — 13.2%
BMO Disciplined International Equity Fund	2,689,172	385,322	289,668	57,010	7,638	2,849,474	58,535	—
BMO Pyrford International Stock Fund (1)	4,969,772	853,363	525,587	4,079	(1,110)	5,300,517	130,199	—
BMO LGM Emerging Markets Equity Fund	4,489,577	857,799	808,014	254,405	14,321	4,808,088	37,072	—

						12,958,079
Fixed Income Funds — 5.7%
BMO TCH Emerging Markets Bond Fund*	644,966	168,398	774,689	(13,151)	(25,524)	—	32,892	—
BMO TCH Core Plus Bond Fund	4,656,159	1,221,248	691,965	(115,677)	(6,342)	5,063,423	69,463	4,463
BMO High Yield Bond Fund	459,077	110,091	63,752	(6,164)	(3,692)	495,560	13,062	—

						5,558,983
Alternative Funds — 5.2%
BMO Alternative Strategies Fund	4,793,501	1,192,276	498,825	(362,038)	(21,735)	5,103,179	—	307,913

Short-Term Investment — 1.6%
BMO Institutional Prime Money Market Fund	1,008,652	13,291,087	12,741,926	(2)	(13)	1,557,798	6,136	—

Totals	$43,777,149	$22,046,287	$19,809,988	$317,439	$41,278	$46,372,165	$454,038	$1,629,512

2035 Fund
Large-Cap Funds — 14.0%
BMO Low Volatility Equity Fund	$495,147	$79,785	$80,860	$6,719	$887	$501,678	$3,768	$12,787
BMO Dividend Income Fund	195,316	41,889	40,400	(757)	1,954	198,002	2,160	21,056
BMO Large-Cap Value Fund (1)	768,994	162,988	163,994	1,058	7,110	776,156	5,133	63,808
BMO Large-Cap Growth Fund (1)	379,575	60,492	82,944	19,086	6,922	383,131	468	20,149

						1,858,967
Mid-Cap Funds — 7.1%
BMO Mid-Cap Value Fund (1)	469,515	88,238	89,773	5,246	2,338	475,564	4,533	18,305
BMO Mid-Cap Growth Fund (1)	458,679	72,525	108,498	36,357	4,353	463,416	—	26,950

						938,980
Small-Cap Fund — 2.3%
BMO Small-Cap Growth Fund	300,849	70,964	66,910	(5,140)	2,209	301,972	—	30,635

International Funds — 14.3%
BMO Disciplined International Equity Fund	406,586	67,761	74,721	2,581	7,107	409,314	8,473	—
BMO Pyrford International Stock Fund (1)	772,549	129,823	124,698	(2,196)	2,742	778,220	19,234	—
BMO LGM Emerging Markets Equity Fund	701,128	144,104	172,635	35,139	4,291	712,027	5,505	—

						1,899,561
Fixed Income Funds — 3.4%
BMO TCH Emerging Markets Bond Fund*	52,004	14,454	63,506	(1,831)	(1,121)	—	2,538	—
BMO TCH Core Plus Bond Fund	402,590	128,380	107,590	(9,666)	(115)	413,599	5,694	367
BMO High Yield Bond Fund	39,009	13,738	12,026	(682)	(82)	39,957	1,057	—

						453,556
Alternative Funds — 4.6%
BMO Alternative Strategies Fund	599,109	169,331	116,328	(43,265)	(2,221)	606,626	—	36,916

Short-Term Investment — 1.2%
BMO Institutional Prime Money Market Fund	58,671	1,589,677	1,490,300	4	12	158,064	833	—

Totals	$6,099,721	$2,834,149	$2,795,183	$42,653	$36,386	$6,217,726	$59,396	$230,973

47

Notes to Financial Statements (continued)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
2040 Fund
Large-Cap Funds — 14.7%
BMO Low Volatility Equity Fund	$2,071,223	$416,392	$225,848	$19,566	$14,626	$2,295,959	$16,003	$54,743
BMO Dividend Income Fund	735,126	172,059	109,179	(12,831)	18,293	803,468	8,149	79,942
BMO Large-Cap Value Fund (1)	3,252,794	735,082	476,469	(19,027)	53,740	3,546,120	21,824	272,766
BMO Large-Cap Growth Fund (1)	1,637,988	292,151	269,461	98,589	18,589	1,777,856	2,034	87,623

						8,423,403
Mid-Cap Funds — 7.1%
BMO Mid-Cap Value Fund (1)	1,897,246	374,794	232,018	18,601	8,997	2,067,620	18,274	74,451
BMO Mid-Cap Growth Fund (1)	1,861,764	289,006	307,016	168,748	2,297	2,014,799	—	109,626

						4,082,419
Small-Cap Fund — 2.4%
BMO Small-Cap Growth Fund	1,268,690	306,843	193,359	(27,809)	15,623	1,369,988	—	130,008

International Funds — 15.0%
BMO Disciplined International Equity Fund	1,685,537	285,606	175,722	34,588	6,981	1,836,990	35,579	—
BMO Pyrford International Stock Fund (1)	3,183,635	652,677	339,900	(2,980)	4,758	3,498,190	80,894	—
BMO LGM Emerging Markets Equity Fund	2,959,059	657,571	522,451	168,688	4,821	3,267,688	23,638	—

						8,602,868
Fixed Income Funds — 1.9%
BMO TCH Emerging Markets Bond Fund*	156,274	49,498	196,510	(3,203)	(6,059)	—	7,798	—
BMO TCH Core Plus Bond Fund	880,066	272,182	142,854	(21,957)	(1,336)	986,101	13,119	818
BMO High Yield Bond Fund	103,817	30,780	16,556	(1,326)	(903)	115,812	2,961	—

						1,101,913
Alternative Funds — 4.2%
BMO Alternative Strategies Fund	2,193,574	617,617	229,938	(167,500)	(5,645)	2,408,108	—	137,125

Short-Term Investment — 1.3%
BMO Institutional Prime Money Market Fund	533,274	6,495,529	6,271,031	16	174	757,962	3,511	—

Totals	$24,420,067	$11,647,787	$9,708,312	$252,163	$134,956	$26,746,661	$233,784	$947,102

2045 Fund
Large-Cap Funds — 14.7%
BMO Low Volatility Equity Fund	$314,892	$77,998	$63,110	$4,094	$(249)	$333,625	$2,382	$7,934
BMO Dividend Income Fund	110,360	33,518	27,625	53	446	116,752	1,218	11,585
BMO Large-Cap Value Fund (1)	498,822	141,831	120,867	989	2,821	523,596	3,303	40,165
BMO Large-Cap Growth Fund (1)	246,732	53,642	58,213	14,340	1,906	258,407	295	12,698

						1,232,380
Mid-Cap Funds — 7.2%
BMO Mid-Cap Value Fund (1)	284,690	72,892	60,391	3,266	(12)	300,445	2,754	10,790
BMO Mid-Cap Growth Fund (1)	287,401	63,157	74,226	23,643	1,160	301,135	—	16,341

						601,580
Small-Cap Fund — 2.5%
BMO Small-Cap Growth Fund	198,946	63,657	52,999	(2,928)	691	207,367	—	19,630

International Funds — 15.2%
BMO Disciplined International Equity Fund	253,000	64,906	56,683	1,308	4,401	266,932	5,156	—
BMO Pyrford International Stock Fund (1)	489,469	136,457	108,686	(3,475)	2,889	516,654	11,915	—
BMO LGM Emerging Markets Equity Fund	463,592	136,417	133,397	23,804	1,071	491,487	3,546	—

						1,275,073
Fixed Income Funds — 2.0%
BMO TCH Emerging Markets Bond Fund*	15,718	5,356	20,176	(452)	(446)	—	754	—
BMO TCH Core Plus Bond Fund	141,038	56,883	42,693	(3,456)	(53)	151,719	2,013	126
BMO High Yield Bond Fund	15,707	7,189	5,751	(276)	(40)	16,829	429	—

						168,548
Alternative Funds — 3.5%
BMO Alternative Strategies Fund	275,277	103,686	66,393	(20,142)	(827)	291,601	—	16,559

Short-Term Investment — 1.3%
BMO Institutional Prime Money Market Fund	78,288	1,508,493	1,478,808	4	17	107,994	532	—

Totals	$3,673,932	$2,526,082	$2,370,018	$40,772	$13,775	$3,884,543	$34,297	$135,828

48

BMO Funds

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
2050 Fund
Large-Cap Funds — 14.8%
BMO Low Volatility Equity Fund	$1,573,932	$346,792	$225,861	$16,195	$8,705	$1,719,763	$12,002	$40,329
BMO Dividend Income Fund	551,643	127,836	82,753	(13,002)	18,105	601,829	6,108	58,901
BMO Large-Cap Value Fund (1)	2,493,529	525,458	349,882	(15,410)	45,343	2,699,038	16,595	204,202
BMO Large-Cap Growth Fund (1)	1,233,372	221,792	214,069	70,042	18,288	1,329,425	1,499	64,566

						6,350,055
Mid-Cap Funds — 7.2%
BMO Mid-Cap Value Fund (1)	1,423,085	296,246	192,452	15,519	6,327	1,548,725	13,779	54,852
BMO Mid-Cap Growth Fund (1)	1,436,717	223,084	240,376	131,752	1,096	1,552,273	—	83,089

						3,100,998
Small-Cap Fund — 2.5%
BMO Small-Cap Growth Fund	994,497	251,529	168,734	(20,801)	12,450	1,068,941	—	99,798

International Funds — 15.3%
BMO Disciplined International Equity Fund	1,264,588	232,883	153,741	25,181	7,065	1,375,976	26,217	—
BMO Pyrford International Stock Fund (1)	2,446,437	511,581	297,180	(7,574)	9,974	2,663,238	60,587	—
BMO LGM Emerging Markets Equity Fund	2,317,358	496,647	413,503	127,628	5,379	2,533,509	18,031	—

						6,572,723
Fixed Income Funds — 2.0%
BMO TCH Emerging Markets Bond Fund*	78,564	23,673	97,663	(1,729)	(2,845)	—	3,838	—
BMO TCH Core Plus Bond Fund	704,940	209,862	114,257	(17,482)	(1,000)	782,063	10,411	638
BMO High Yield Bond Fund	78,506	21,226	11,336	(1,068)	(582)	86,746	2,218	—

						868,809
Alternative Funds — 3.5%
BMO Alternative Strategies Fund	1,375,925	408,114	174,150	(104,453)	(2,295)	1,503,141	—	84,202

Short-Term Investment — 1.5%
BMO Institutional Prime Money Market Fund	391,301	5,345,419	5,100,332	8	84	636,480	2,660	—

Totals	$18,364,394	$9,242,142	$7,836,289	$204,806	$126,094	$20,101,147	$173,945	$690,577

2055 Fund
Large-Cap Funds — 14.5%
BMO Low Volatility Equity Fund	$284,902	$112,168	$45,787	$4,333	$186	$355,802	$2,295	$8,101
BMO Dividend Income Fund	99,854	41,067	16,756	310	35	124,510	1,172	11,830
BMO Large-Cap Value Fund (1)	451,359	182,087	77,681	2,138	490	558,393	3,193	41,013
BMO Large-Cap Growth Fund (1)	223,263	73,004	37,824	16,654	(70)	275,027	301	12,967

						1,313,732
Mid-Cap Funds — 7.1%
BMO Mid-Cap Value Fund (1)	257,593	99,497	39,483	4,390	(1,588)	320,409	2,597	11,018
BMO Mid-Cap Growth Fund (1)	260,068	81,740	45,709	25,086	(41)	321,144	—	16,687

						641,553
Small-Cap Fund — 2.4%
BMO Small-Cap Growth Fund	180,023	76,816	32,802	(2,479)	(409)	221,149	—	20,044

International Funds — 15.0%
BMO Disciplined International Equity Fund	228,907	80,806	30,563	5,904	(384)	284,670	5,265	—
BMO Pyrford International Stock Fund (1)	442,839	170,429	61,318	(662)	(302)	550,986	12,167	—
BMO LGM Emerging Markets Equity Fund	419,475	169,029	90,755	26,403	(5)	524,147	3,621	—

						1,359,803
Fixed Income Funds — 2.0%
BMO TCH Emerging Markets Bond Fund*	14,221	7,116	20,400	(808)	(129)	—	774	—
BMO TCH Core Plus Bond Fund	127,602	72,351	34,457	(3,417)	(267)	161,812	2,049	128
BMO High Yield Bond Fund	14,211	6,831	2,751	(313)	(32)	17,946	436	—

						179,758
Alternative Funds — 3.4%
BMO Alternative Strategies Fund	249,058	126,552	42,720	(19,989)	(1,961)	310,940	—	16,910

Short-Term Investment — 1.0%
BMO Institutional Prime Money Market Fund	70,830	2,127,864	2,104,965	3	27	93,759	564	—

Totals	$3,324,205	$3,427,357	$2,683,971	$57,553	$(4,450)	$4,120,694	$34,434	$138,698

49

Notes to Financial Statements (continued)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Conservative Allocation Fund
Large-Cap Funds — 6.2%
BMO Low Volatility Equity Fund	$885,177	$162,029	$511,654	$(75,937)	$101,738	$561,353	$5,578	$14,472
BMO Dividend Income Fund	479,141	114,040	306,168	(60,231)	78,729	305,511	4,308	32,704
BMO Large-Cap Value Fund (1)	1,601,147	362,328	1,026,454	(109,295)	178,711	1,006,437	8,598	84,117
BMO Large-Cap Growth Fund (1)	1,267,061	251,252	811,912	(51,734)	146,609	801,276	989	42,586

						2,674,577
Mid-Cap Funds — 1.0%
BMO Mid-Cap Value Fund (1)	332,243	63,671	199,488	(46,526)	59,856	209,756	2,829	8,201
BMO Mid-Cap Growth Fund (1)	333,847	63,130	217,527	(25,798)	57,548	211,200	—	12,420

						420,956
Small-Cap Fund — 0.8%
BMO Small-Cap Value Fund (1)	214,629	32,645	134,171	(2,099)	11,587	122,591	—	10,074
BMO Small-Cap Growth Fund	385,069	63,068	242,451	(86,064)	96,478	216,100	—	24,826

						338,691
International Funds — 3.5%
BMO Disciplined International Equity Fund	846,439	196,002	496,142	(21,052)	44,625	569,872	11,168	—
BMO Pyrford International Stock Fund (1)	830,213	129,259	450,927	(76,319)	88,776	521,002	13,087	—
BMO LGM Emerging Markets Equity Fund	514,528	207,563	330,262	(33,496)	57,935	416,268	2,558	—

						1,507,142
Fixed Income Funds — 24.2%
BMO TCH Emerging Markets Bond Fund*	1,788,501	189,002	1,920,710	(57,431)	638	—	54,737	—
BMO TCH Core Plus Bond Fund	17,850,814	1,563,253	8,720,101	(889,169)	585,258	10,390,055	201,620	10,296

						10,390,055
Alternative Funds — 10.4%
BMO Alternative Strategies Fund	7,741,816	869,282	3,810,636	(571,102)	240,203	4,469,563	—	302,031

Short-Term Investment — 1.0%
BMO Institutional Prime Money Market Fund	615,540	10,742,369	10,930,189	—	11	427,731	3,235	—

Totals	$35,686,165	$15,008,893	$30,108,792	$(2,106,253)	$1,748,702	$20,228,715	$308,707	$541,727

Moderate Allocation Fund
Large-Cap Funds — 11.7%
BMO Low Volatility Equity Fund	$2,664,948	$332,984	$423,435	$36,524	$10,606	$2,621,627	$20,219	$67,799
BMO Dividend Income Fund	1,446,493	284,085	321,003	(34,117)	46,592	1,422,050	15,991	153,252
BMO Large-Cap Value Fund (1)	4,839,198	904,903	1,090,945	(6,650)	70,403	4,716,909	32,136	394,082
BMO Large-Cap Growth Fund (1)	3,848,515	542,003	905,905	192,742	77,127	3,754,482	4,570	196,917

						12,515,068
Mid-Cap Funds — 1.9%
BMO Mid-Cap Value Fund (1)	1,003,944	139,577	173,556	(3,435)	21,164	987,694	9,704	38,385
BMO Mid-Cap Growth Fund (1)	1,013,569	159,808	276,445	51,438	41,603	989,973	—	57,326

						1,977,667
Small-Cap Fund — 1.5%
BMO Small-Cap Value Fund (1)	649,128	128,533	198,943	(2,572)	3,767	579,913	—	46,563
BMO Small-Cap Growth Fund	1,158,671	202,593	342,368	(44,161)	38,550	1,013,285	—	113,195

						1,593,198
International Funds — 6.6%
BMO Disciplined International Equity Fund	2,535,429	535,076	454,180	58,118	11,192	2,685,635	51,993	—
BMO Pyrford International Stock Fund (1)	2,464,340	293,668	329,075	(16,895)	26,944	2,438,982	60,490	—
BMO LGM Emerging Markets Equity Fund	1,542,955	662,634	333,725	79,733	20,121	1,971,718	11,857	—

						7,096,335
Fixed Income Funds — 17.7%
BMO TCH Emerging Markets Bond Fund*	1,973,164	247,226	2,113,207	(50,495)	(56,688)	—	93,651	—
BMO TCH Core Plus Bond Fund	19,722,005	2,490,260	2,820,632	(465,831)	(3,790)	18,922,012	275,633	17,593

						18,922,012
Alternative Funds — 8.3%
BMO Alternative Strategies Fund	9,318,675	1,188,763	919,460	(676,843)	(5,344)	8,905,791	—	558,859

Short-Term Investment — 1.1%
BMO Institutional Prime Money Market Fund	1,030,079	7,291,172	7,194,975	47	(83)	1,126,240	6,689	—

Totals	$55,211,113	$15,403,285	$17,897,854	$(882,397)	$302,164	$52,136,311	$582,933	$1,643,971

50

BMO Funds

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Balanced Allocation Fund
Large-Cap Funds — 17.2%
BMO Low Volatility Equity Fund	$13,326,064	$1,250,041	$1,890,120	$174,945	$69,741	$12,930,671	$101,497	$345,993
BMO Dividend Income Fund	7,213,194	1,189,535	1,458,560	(169,305)	228,221	7,003,085	79,918	779,680
BMO Large-Cap Value Fund (1)	24,067,367	3,661,989	4,786,896	(81,106)	402,248	23,263,602	161,233	2,010,095
BMO Large-Cap Growth Fund (1)	19,073,398	2,103,444	3,964,627	917,372	433,157	18,562,744	23,291	1,003,616

						61,760,102
Mid-Cap Funds — 2.7%
BMO Mid-Cap Value Fund (1)	5,001,760	515,387	757,488	(36,325)	128,642	4,851,976	48,350	195,916
BMO Mid-Cap Growth Fund (1)	5,025,977	496,895	1,119,661	221,555	238,437	4,863,203	—	292,344

						9,715,179
Small-Cap Fund — 2.2%
BMO Small-Cap Value Fund (1)	3,231,150	520,640	897,957	(6,867)	7,522	2,854,488	—	240,193
BMO Small-Cap Growth Fund	5,759,143	944,726	1,669,152	(364,007)	329,947	5,000,657	—	581,143

						7,855,145
International Funds — 9.7%
BMO Disciplined International Equity Fund	12,780,966	2,391,724	2,256,197	296,560	42,501	13,255,554	266,502	—
BMO Pyrford International Stock Fund (1)	12,462,254	1,095,051	1,578,567	(136,446)	179,504	12,021,796	310,932	—
BMO LGM Emerging Markets Equity Fund	7,746,000	3,117,451	1,636,636	436,049	58,891	9,721,755	61,167	—

						34,999,105
Fixed Income Funds — 11.1%
BMO TCH Emerging Markets Bond Fund*	4,062,873	545,624	4,381,098	(109,223)	(118,176)	—	197,546	—
BMO TCH Core Plus Bond Fund	40,584,040	5,595,282	5,264,692	(977,077)	(5,864)	39,931,689	576,318	37,053

						39,931,689
Alternative Funds — 7.0%
BMO Alternative Strategies Fund	25,900,196	3,469,798	2,308,583	(1,919,802)	(26,506)	25,115,103	—	1,595,568

Short-Term Investment — 0.7%
BMO Institutional Prime Money Market Fund	3,074,917	23,016,603	23,636,336	40	(302)	2,454,922	22,088	—

Totals	$189,309,299	$49,914,190	$57,606,570	$(1,753,637)	$1,967,963	$181,831,245	$1,848,842	$7,081,601

Growth Allocation Fund
Large-Cap Funds — 22.7%
BMO Low Volatility Equity Fund	$6,167,311	$892,750	$868,126	$93,970	$7,879	$6,293,784	$47,818	$165,542
BMO Dividend Income Fund	3,345,242	657,119	607,098	(46,763)	62,334	3,410,834	37,810	374,086
BMO Large-Cap Value Fund (1)	11,205,176	1,930,990	1,911,878	23,569	82,592	11,330,449	76,206	961,084
BMO Large-Cap Growth Fund (1)	8,886,380	1,072,664	1,542,506	518,460	101,952	9,036,950	11,304	487,097

						30,072,017
Mid-Cap Funds — 3.6%
BMO Mid-Cap Value Fund (1)	2,323,392	308,817	298,406	16,010	18,419	2,368,232	22,730	93,806
BMO Mid-Cap Growth Fund (1)	2,345,710	249,884	433,146	163,634	47,634	2,373,716	—	142,054

						4,741,948
Small-Cap Fund — 2.9%
BMO Small-Cap Value Fund (1)	1,501,140	297,636	398,568	(6,627)	(1,293)	1,392,288	—	115,222
BMO Small-Cap Growth Fund	2,688,854	495,936	721,511	(86,021)	55,262	2,432,520	—	282,588

						3,824,808
International Funds — 12.9%
BMO Disciplined International Equity Fund	5,896,903	1,081,368	673,136	142,070	6,035	6,453,240	128,022	—
BMO Pyrford International Stock Fund (1)	5,759,429	606,042	521,120	4,762	3,025	5,852,138	149,359	—
BMO LGM Emerging Markets Equity Fund	3,590,962	1,595,269	692,849	222,159	12,097	4,727,638	29,258	—

						17,033,016
Fixed Income Funds — 4.2%
BMO TCH Emerging Markets Bond Fund*	538,729	137,510	644,549	(17,204)	(14,486)	—	27,274	—
BMO TCH Core Plus Bond Fund	5,332,581	1,242,253	851,750	(127,390)	(9,831)	5,585,863	78,538	5,056

						5,585,863
Alternative Funds — 5.6%
BMO Alternative Strategies Fund	7,188,515	1,629,059	848,409	(539,040)	(33,881)	7,396,244	—	460,639

Short-Term Investment — 0.5%
BMO Institutional Prime Money Market Fund	1,222,859	11,636,174	12,207,828	65	(167)	651,103	7,942	—

Totals	$67,993,183	$23,833,471	$23,220,880	$361,654	$337,571	$69,304,999	$616,261	$3,087,174

51

Notes to Financial Statements (continued)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Aggressive Allocation Fund
Large-Cap Funds — 27.1%
BMO Low Volatility Equity Fund	$10,098,441	$1,476,792	$1,382,646	$152,651	$31,025	$10,376,263	$78,556	$271,895
BMO Dividend Income Fund	5,526,761	943,976	886,510	(88,576)	122,465	5,618,116	61,960	613,928
BMO Large-Cap Value Fund (1)	18,461,681	2,959,731	3,417,252	(29,898)	235,714	18,209,976	124,966	1,578,146
BMO Large-Cap Growth Fund (1)	14,572,342	1,661,942	2,870,587	754,052	262,706	14,380,455	18,560	799,749

						48,584,810
Mid-Cap Funds — 4.4%
BMO Mid-Cap Value Fund (1)	3,838,366	505,526	509,155	9,724	53,483	3,897,944	37,226	153,895
BMO Mid-Cap Growth Fund (1)	3,858,204	369,640	672,583	227,110	124,675	3,907,046	—	233,066

						7,804,990
Small-Cap Fund — 3.5%
BMO Small-Cap Value Fund (1)	2,499,768	523,700	733,275	(11,057)	3,898	2,283,034	—	189,729
BMO Small-Cap Growth Fund	4,435,179	801,062	1,173,930	(228,934)	184,073	4,017,450	—	464,181

						6,300,484
International Funds — 15.1%
BMO Disciplined International Equity Fund	9,752,897	1,014,525	1,302,273	209,609	38,815	9,713,573	210,608	—
BMO Pyrford International Stock Fund (1)	9,480,721	1,370,475	1,226,569	(19,677)	45,016	9,649,966	245,325	—
BMO LGM Emerging Markets Equity Fund	5,908,535	2,712,831	1,210,785	364,502	25,238	7,800,321	48,127	—

						27,163,860
Alternative Funds — 0.5%
BMO Alternative Strategies Fund	2,485,944	376,208	1,808,612	(166,571)	9,711	896,680	—	155,997

Short-Term Investment — 1.2%
BMO Institutional Prime Money Market Fund	444,956	12,701,855	10,989,134	91	83	2,157,851	10,779	—

Totals	$91,363,795	$27,418,263	$28,183,311	$1,173,026	$1,136,902	$92,908,675	$836,107	$4,460,586

*	Reflects operations for the period from September 1, 2017, to February 22, 2018 (termination date).

(1)	Effective February 26, 2018, certain underlying affiliated issuers’ Institutional Class of shares were exchanged for Retirement Class R-6 shares.

Interfund Borrowing and Lending—The Funds participate in an interfund lending program. This program allows the Funds to lend cash to and/or borrow cash from other Funds for temporary purposes. The program is subject to a number of conditions, including the requirement that the interfund loan rate to be charged to the Funds under the program is (i) more favorable to the lending Fund than the rate it could otherwise obtain from investing cash in repurchase agreements or purchasing shares of BMO Prime Money Market Fund or BMO Government Money Market Fund and (ii) more favorable to the borrowing Fund than the lowest interest rate at which bank short-term loans would be available to the Funds. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations. The Directors are responsible for the oversight of the interfund lending program. No interfund borrowing or lending balances existed as of February 28, 2018.

Funds utilizing the Interfund lending program, borrowing from the BMO Government Money Market Fund during the period ended February 28, 2018, were as follows:

Fund	Average Daily Loan Balance Outstanding	Weighted Average Interest Rate
In-Retirement Fund	$2,312	1.252%
2015 Fund	1,580	1.250
2025 Fund	2,294	1.419
2030 Fund	8,993	1.343
2035 Fund	7,267	1.312
2040 Fund	5,160	1.326
2045 Fund	4,850	1.280
2050 Fund	4,356	1.326
2055 Fund	2,692	1.315
Conservative Allocation Fund	399	1.420

General—Certain of the Officers and Directors of the Corporation are also Officers and Directors/Trustees of one or more of the above companies, which are affiliates of the Corporation. None of the Fund Officers or interested Directors receives any compensation from the Funds.

52

BMO Funds

6.	Line of Credit

The Corporation, on behalf of the respective Funds, participated in a $25 million unsecured, committed revolving line of credit (“LOC”) agreement with UMB Bank, n.a. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of the London Interbank Offering Rate (“LIBOR”) plus 1.25% and a commitment fee of 0.20% per annum on the daily unused portion with no administrative fee. No borrowings were outstanding under the LOC at February 28, 2018. The Funds did not utilize the LOC during the period ended February 28, 2018.

7.	Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities, short-term obligations, and in-kind contributions, for the period ended February 28, 2018 were as follows:

	Other than U.S Government Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
In-Retirement Fund	$3,469,682	$3,067,590	$—	$—
2015 Fund	1,073,660	1,290,476	—	—
2020 Fund	17,117,858	17,039,578	—	—
2025 Fund	8,249,432	5,395,106	—	—
2030 Fund	21,731,120	17,939,004	—	—
2035 Fund	2,963,281	3,148,228	—	—
2040 Fund	12,233,986	8,900,773	—	—
2045 Fund	2,329,465	2,117,396	—	—
2050 Fund	9,020,511	6,799,507	—	—
2055 Fund	2,956,342	1,446,105	—	—
Conservative Allocation Fund	10,520,394	40,508,225	—	—
Moderate Allocation Fund	20,610,473	24,714,981	—	—
Balanced Allocation Fund	63,578,641	78,506,550	—	—
Growth Allocation Fund	25,575,455	25,649,129	—	—
Aggressive Allocation Fund	30,487,341	34,001,729	—	—

8.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for net operating loss, foreign currency transactions, paydown gain or loss, market discount accretion, premium amortization and expiring capital loss carryforwards.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statement of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the net asset value of the Funds.

The Funds complied with FASB interpretation Accounting for Uncertainty in Income Taxes which provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

53

Notes to Financial Statements (continued)

Accounting for Uncertainty in Income Taxes requires management of the Funds to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last four tax years and the interim tax period since then). The Funds, have no examinations in progress. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Funds’ reported net assets or results of operations as of and during the period ended February 28, 2018. Management of the Funds also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation for Federal Tax Purposes
In-Retirement Fund	$13,350,632	$2,148,725	$(261,376)	$1,887,349
2015 Fund	3,537,815	221,194	(68,295)	152,899
2020 Fund	62,801,999	19,546,364	(954,692)	18,591,672
2025 Fund	22,673,691	2,321,255	(386,807)	1,934,448
2030 Fund	7,370,133	27,264,076	(777,990)	26,486,086
2035 Fund	11,597,733	1,760,154	(133,414)	1,626,740
2040 Fund	39,828,871	17,998,284	(287,435)	17,710,849
2045 Fund	7,393,489	1,060,480	(95,270)	965,210
2050 Fund	31,449,566	12,015,358	(300,480)	11,714,878
2055 Fund	7,932,037	1,079,828	(119,633)	960,195
Conservative Allocation Fund	111,363,864	68,407,119	(146,386)	68,260,733
Moderate Allocation Fund	37,711,229	5,376,073	(242,719)	5,133,354
Balanced Allocation Fund	89,478,092	18,308,987	(1,118,018)	17,190,969
Growth Allocation Fund	268,811,341	92,528,324	(2,418,205)	90,110,119
Aggressive Allocation Fund	91,624,007	40,445,471	(469,947)	39,975,524

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

The tax character of distributions reported on the Statement of Changes in Net Assets for the years ended August 31, 2017 and August 31, 2016, were as follows:

	2017		2016
Fund	Ordinary Income(1)	Long-Term Capital Gains	Ordinary Income(1)	Long-Term Capital Gains
In-Retirement Fund	$511,590	$925,260	$607,266	$1,497,614
2015 Fund	104,541	—	130,709	45,046
2020 Fund	1,860,077	4,010,380	2,458,238	5,197,602
2025 Fund	619,664	574,669	590,795	248,669
2030 Fund	1,684,830	3,794,697	2,098,312	3,990,322
2035 Fund	534,601	940,910	547,096	80,275
2040 Fund	997,987	2,711,921	1,223,268	3,715,337
2045 Fund	271,179	595,869	260,096	41,095
2050 Fund	641,782	1,777,285	671,827	1,380,429
2055 Fund	122,469	264,738	74,229	28,353
Conservative Allocation Fund	3,938,319	—	3,815,950	2,777,464
Moderate Allocation Fund	3,317,223	1,671,078	3,459,012	4,865,588
Balanced Allocation Fund	8,980,113	21,697,731	10,349,085	34,072,578
Growth Allocation Fund	2,008,915	5,863,115	2,750,080	8,796,346
Aggressive Allocation Fund	2,739,308	16,714,385	4,154,898	14,983,574

(1)	For tax purposes, short-term capital gain distributions are considered ordinary income.

54

BMO Funds

As of August 31, 2017, the components of distributable earnings on a tax basis are as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Other Adjustments	Unrealized Appreciation
In-Retirement Fund	$189,089	$737,105	$—	$—	$2,144,007
2015 Fund	37,094	—	(25,595)	—	202,755
2020 Fund	807,413	3,057,418	—	—	18,617,571
2025 Fund	232,708	116,916	—	—	1,669,111
2030 Fund	771,792	2,793,636	—	—	24,736,900
2035 Fund	217,922	367,532	—	—	1,403,093
2040 Fund	454,587	3,537,790	—	—	16,598,788
2045 Fund	105,768	228,801	—	—	802,603
2050 Fund	371,871	664,300	—	—	10,819,174
2055 Fund	87,771	72,343	—	—	756,360
Conservative Allocation Fund	1,954,319	4,348,930	—	—	9,247,041
Moderate Allocation Fund	1,687,810	3,993,054	—	(1)	18,694,825
Balanced Allocation Fund	5,481,516	24,899,291	—	—	93,644,154
Growth Allocation Fund	1,924,624	5,656,882	—	—	37,609,398
Aggressive Allocation Fund	2,808,028	16,680,679	—	—	66,218,130

As of August 31 2017, the following funds had non-expiring capital loss carryforwards of:

	Capital Loss Carry Forward
Fund	ST	LT
2015 Fund	$25,595	$—

9.	Recently Issued Accounting Pronouncement

In October 2016, the Securities and Exchange Commission released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules introduce new regulatory reporting forms for investment companies; Form N-PORT and Form N-CEN. The compliance date for Form N-PORT and Form N-CEN is June 1, 2018 and compliance should be based on the reporting period-end date.

10.	Subsequent Events

Management of the Funds have evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that no subsequent events exist requiring recognition or disclosure in the financial statements.

55

NOTES

56

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectuses, which contain facts concerning each Fund’s objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the Funds’ Statement of Additional Information, which is available on the Funds’ website at http://www.bmofunds.com and on the SEC’s website at http://www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the BMO Funds are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, BMO Harris Bank, NA, or any of its affiliates. Shares of the BMO Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1793

BMO Funds U.S. Services P.O. Box 55931 Boston, MA 02205-5931

Contact us 1-800-236-FUND (3863) 414-287-8555

Learn more bmofunds.com

BMO Investment Distributors, LLC, Distributor

BMO Asset Management Corp., Investment Adviser

Investment products are: NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE.

© 2018 BMO Financial Corp. (3/18)

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for BMO Ultra Short Tax-Free Fund, BMO Short Tax-Free Fund, and BMO Intermediate Tax-Free Fund, are filed under this Item.

Ultra Short Tax-Free Fund

SCHEDULE OF INVESTMENTS – As of February 28, 2018

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals — 91.1%

Alabama — 4.1%
Albertville Municipal Utilities Board, AGM:
2.000%, 8/15/2019	$735,000	$735,625
2.000%, 8/15/2020	355,000	353,899
Chatom Industrial Development Board, 1.550%, 8/1/2037, Call 8/1/2018 (9)	2,800,000	2,799,748
City of Brundidge, AGM, 2.000%, 12/1/2018	385,000	386,051
County of Jefferson, 5.000%, 9/15/2019	1,000,000	1,052,950
Eutaw Industrial Development Board, 1.280%, 6/1/2028, Call 3/1/2018 (9)	400,000	400,000
Health Care Authority for Baptist Health, 1.900%, 11/1/2042 (9)	14,125,000	14,125,000
Limestone County Water & Sewer Authority, BAM, 2.000%, 12/1/2019	160,000	160,904
Mobile Industrial Development Board:
1.180%, 6/1/2034, Call 3/1/2018 (9)	4,000,000	4,000,000
1.290%, 6/1/2034, Call 3/1/2018 (9)	4,350,000	4,350,000
		28,364,177

Arizona — 0.8%
Arizona Health Facilities Authority:
2.940% (SIFMA Municipal Swap Index Yield+185 basis points), 2/5/2020, Call 8/9/2019 (10)	3,250,000	3,297,222
2.940% (SIFMA Municipal Swap Index Yield+185 basis points), 2/5/2020, Call 8/9/2019 (10)	750,000	760,898
Arizona School Facilities Board, AMBAC, 5.000%, 7/1/2018	300,000	303,492
City of Tucson, AGM, 3.000%, 7/1/2018	500,000	502,585
Maricopa County Pollution Control Corp., 1.750%, 5/30/2018 (9)	500,000	499,905
		5,364,102

Arkansas — 2.0%
Arkansas Development Finance Authority:
1.900%, 9/1/2044, Call 3/1/2018 (9)	7,000,000	7,000,000
2.190% (SIFMA Municipal Swap Index Yield+110 basis points), 9/1/2019, Call 3/1/2019 (10)	3,000,000	3,003,960
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	300,000	299,736
Little Rock School District, SAW, 3.000%, 2/1/2019	3,000,000	3,035,460
		13,339,156

California — 7.6%
Bay Area Toll Authority:
1.875%, 4/1/2019, Call 10/1/2018 (9)	525,000	526,433
2.190% (SIFMA Municipal Swap Index Yield+110 basis points), 4/1/2024, Call 10/1/2023 (10)	1,750,000	1,800,592
California Health Facilities Financing Authority, NATL-RE, 2.049%, 7/1/2022, Call 3/1/2018 (9) (11)	700,000	676,599
California Infrastructure & Economic Development Bank:
1.050%, 12/1/2018	750,000	746,010
1.370% (SIFMA Municipal Swap Index Yield+28 basis points), 4/2/2018, Call 3/21/2018 (10)	550,000	550,083
California Pollution Control Financing Authority, 1.100%, 4/1/2020, Call 3/1/2018 (9)	2,500,000	2,500,000
Golden Empire Schools Financing Authority, 4.000%, 5/1/2018	4,000,000	4,018,960
Golden State Tobacco Securitization Corp., 4.000%, 6/1/2018	5,000,000	5,032,500
Modesto Public Financing Authority, 1.100%, 9/1/2033, Call 3/1/2018 (9)	2,400,000	2,400,000
Northern California Gas Authority No. 1, 1.765% (LIBOR 3 Month+63 basis points), 7/1/2019 (10)	7,500,000	7,507,125
Palomar Health:
4.000%, 11/1/2018	125,000	126,448
4.000%, 11/1/2019	505,000	518,004
Rib Floater Trust Various States, 1.250%, 8/15/2051 (5) (9)	3,000,000	3,000,000
State of California:

1.380% (SIFMA Municipal Swap Index Yield+29 basis points), 12/1/2020, Call 12/1/2019 (10)	750,000	750,083
1.936% (LIBOR 1 Month+83 basis points), 12/3/2018, Call 6/1/2018 (10)	950,000	950,788
State of California, FSA, 1.350%, 8/1/2027 (5) (9)	5,490,000	5,490,000
Tender Option Bond Trust Receipts/Certificates:
1.190%, 5/1/2022 (5) (9)	3,000,000	3,000,000
1.190%, 11/1/2023 (5) (9)	8,000,000	8,000,000
1.240%, 8/1/2024 (5) (9)	4,760,000	4,760,000
		52,353,625

Colorado — 2.3%
City & County of Denver, AGC, 1.230%, 11/15/2025, Call 3/1/2018 (9) (11)	525,000	525,000
Colorado Educational & Cultural Facilities Authority, 1.120%, 7/1/2033, Call 3/1/2018 (9)	7,000,000	7,000,000
Colorado Health Facilities Authority:
1.730%, 7/1/2034, Call 7/1/2019 (5) (9)	4,300,000	4,300,000
5.000%, 6/1/2019	450,000	466,137
E-470 Public Highway Authority, 1.986% (LIBOR 1 Month+90 basis points), 9/1/2019, Call 3/1/2019 (10)	3,445,000	3,453,716
		15,744,853

Connecticut — 0.3%
Norwalk Housing Authority, 1.250%, 6/1/2018 (9)	2,200,000	2,197,360

District of Columbia — 0.5%
District of Columbia Housing Finance Agency, AGM, 5.000%, 7/1/2021, Call 4/2/2018	360,000	361,008
Washington Convention & Sports Authority, 5.000%, 10/1/2020 (12)	2,500,000	2,705,875
		3,066,883

Florida — 4.1%
Citizens Property Insurance Corp., 5.000%, 6/1/2018	2,500,000	2,522,950
City of Cape Coral, AGM, 1.400%, 9/1/2018	645,000	644,613
City of Jacksonville, 1.180%, 5/1/2029, Call 3/1/2018 (9)	300,000	300,000
City of Orlando, AGM:
3.000%, 11/1/2019	850,000	869,031
4.000%, 11/1/2018	650,000	660,816
City of Port St. Lucie, 1.125%, 7/1/2018	625,000	623,019
Columbia County School Board, 5.000%, 7/1/2018	880,000	890,208
County of Martin, 1.150%, 7/15/2022, Call 3/1/2018 (9)	2,300,000	2,300,000
Florida Municipal Power Agency, AMBAC:
2.161%, 10/1/2021 (9) (11)	325,000	325,000
2.175%, 10/1/2021, Call 3/1/2018 (9) (11)	250,000	250,000
JEA Electric System Revenue:
1.100%, 10/1/2036, Call 3/1/2018 (9)	1,300,000	1,300,000
5.000%, 10/1/2018	600,000	612,120
Manatee County School District, AGM, 4.000%, 10/1/2018	670,000	679,836
Miami-Dade County Industrial Development Authority, 1.170%, 6/1/2021, Call 3/1/2018 (9)	3,000,000	3,000,000
North Broward Hospital District:
5.000%, 1/1/2019	630,000	645,630
5.000%, 1/1/2020	875,000	920,955
Palm Beach County School District, 5.000%, 8/1/2019	1,600,000	1,678,032
Putnam County Development Authority, AMBAC, 5.350%, 5/1/2018 (9)	900,000	905,760
Sarasota County Health Facilities Authority, 4.000%, 1/1/2019	500,000	509,020
School Board of Miami-Dade County, FGIC, 1.320%, 3/1/2018 (5) (9)	8,000,000	8,000,000
Sumter County Industrial Development Authority, 4.000%, 7/1/2019	620,000	638,005
		28,274,995

Georgia — 3.5%
Atkinson/Coffee Counties Joint Development Authority, 1.650%, 12/1/2019, Call 6/1/2019	3,000,000	2,987,550
City of Atlanta, 2.574% (LIBOR 1 Month+150 basis points), 11/1/2018, Call 5/1/2018 (10)	2,750,000	2,754,180
Georgia State Road & Tollway Authority, 5.000%, 6/1/2019	1,750,000	1,823,133
Morgan County Hospital Authority, 2.750%, 9/1/2019, Call 3/1/2019	3,750,000	3,741,825
Municipal Electric Authority of Georgia, 1.080%, 3/1/2020, Call 3/1/2018 (9)	7,000,000	7,000,000
Peach County Development Authority, 1.200%, 10/1/2018, Call 4/1/2018	1,000,000	997,580
Tender Option Bond Trust Receipts/Certificates, County Guarantee, 1.220%, 8/15/2049, Call 2/1/2025 (5) (9)	3,000,000	3,000,000
Waleska Downtown Development Authority, 2.000%, 8/1/2019, Call 2/1/2019	1,690,000	1,689,983
		23,994,251

Guam — 0.0%
Territory of Guam, 5.000%, 12/1/2018	250,000	255,685

Hawaii — 0.4%
City & County of Honolulu, 1.390% (SIFMA Municipal Swap Index Yield+30 basis points), 9/1/2020, Call 9/1/2018 (10)	2,800,000	2,801,008

Idaho — 1.4%
American Falls Reservoir District, 1.140%, 2/1/2025, Call 3/1/2018 (9)	4,885,000	4,885,000
Idaho Housing & Finance Association, 1.290%, 1/1/2038, Call 3/1/2018 (9)	4,400,000	4,400,000
		9,285,000

Illinois — 4.9%
City of Chicago:
5.000%, 11/1/2018	1,155,000	1,180,964
5.000%, 11/1/2018	1,000,000	1,022,480
5.000%, 11/1/2019	250,000	262,627
City of Chicago, AGM, 4.250%, 11/1/2018	150,000	152,633
County of Cook, 5.000%, 11/15/2018	1,300,000	1,330,914
Illinois Educational Facilities Authority, 1.800%, 2/13/2020 (9)	2,000,000	2,000,380
Illinois Finance Authority:
1.050%, 7/30/2018 (9)	3,275,000	3,268,679
1.090%, 7/1/2039, Call 3/1/2018 (9)	2,155,000	2,155,000
3.000%, 12/1/2018	125,000	125,948
3.000%, 12/1/2019	200,000	202,620
4.000%, 11/15/2018	200,000	203,310
5.000%, 8/15/2018	200,000	202,270
5.000%, 11/15/2018	350,000	358,074
5.000%, 11/15/2019	250,000	263,435
5.000%, 11/15/2019	605,000	636,890
Illinois State University, 5.000%, 4/1/2020	200,000	209,656
Kankakee River Metropolitan Agency, AGM:
2.000%, 5/1/2018	100,000	99,999
3.000%, 5/1/2019	300,000	302,946
Lake County Forest Preserve District, 1.569% (LIBOR 3 Month+48 basis points), 12/15/2020 (10)	370,000	370,059
Northern Illinois Municipal Power Agency, 5.000%, 12/1/2018	500,000	511,920
Ogle Lee & De Kalb Counties Township High School District No. 212 Rochelle, 4.000%, 12/1/2018	925,000	941,132
Railsplitter Tobacco Settlement Authority, 5.000%, 6/1/2018	2,360,000	2,379,753
State of Illinois, 5.000%, 11/1/2022	10,000,000	10,538,600
Tender Option Bond Trust Receipts/Certificates, 1.240%, 6/15/2032, Call 6/15/2026 (5) (9)	4,655,000	4,655,000
Town of Normal, 4.000%, 6/1/2019 (12)	230,000	236,638
Village of Rantoul, AGM, 2.000%, 1/1/2019	150,000	150,171
		33,762,098

Indiana — 2.1%
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC, 1.350%, 7/1/2047, Call 3/1/2018 (9)	6,000,000	6,000,000
Tender Option Bond Trust Receipts/Certificates, 1.440%, 4/15/2019 (5) (9)	8,500,000	8,500,000
		14,500,000

Iowa — 1.1%
City of Altoona, 3.000%, 6/1/2018	220,000	220,819
Iowa Higher Education Loan Authority:
1.000%, 9/1/2018, Call 4/2/2018	3,000,000	2,988,450
2.000%, 12/1/2018, Call 6/1/2018	3,500,000	3,501,820
People’s Memorial Hospital of Buchanan County, 1.500%, 12/1/2018, Call 6/1/2018	405,000	402,878
Xenia Rural Water District, 2.000%, 12/1/2018	225,000	225,263
		7,339,230

Kentucky — 1.3%
Kentucky Economic Development Finance Authority, 1.250%, 3/1/2018 (9)	545,000	545,000
Kentucky Rural Water Finance Corp., 3.000%, 11/1/2018	3,000,000	3,027,990
Laurel County Judicial Center Public Properties Corp., 4.000%, 3/1/2020 (12)	530,000	549,790
Louisville/Jefferson County Metropolitan Government:
1.250%, 6/3/2019 (9)	1,000,000	992,110
1.250%, 6/3/2019 (9)	1,000,000	992,110

Northern Kentucky Water Service District, 3.000%, 4/1/2019, Call 10/1/2018	2,500,000	2,514,475
		8,621,475

Louisiana — 2.6%
East Baton Rouge Sewerage Commission, 1.602% (LIBOR 1 Month+50 basis points), 8/1/2018, Call 4/16/2018 (10)	5,950,000	5,950,000
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	435,000	416,260
Louisiana Public Facilities Authority:
1.340%, 7/1/2021, Call 3/1/2018 (9)	1,155,000	1,155,000
4.000%, 5/15/2019	225,000	230,940
Parish of St. Charles, 1.170%, 10/1/2022, Call 3/1/2018 (9)	5,200,000	5,200,000
Parish of St. James, 1.400%, 11/1/2040, Call 3/1/2018 (9)	5,000,000	5,000,000
		17,952,200

Maine — 0.0%
City of Portland, 5.000%, 1/1/2019	305,000	313,259

Maryland — 0.9%
City of Baltimore:
3.000%, 9/1/2018	250,000	251,888
4.000%, 9/1/2019	350,000	362,061
County of Montgomery, 1.140%, 6/1/2018 (9)	425,000	425,000
Maryland Industrial Development Financing Authority, 1.400%, 3/1/2030, Call 3/1/2018 (9)	5,000,000	5,000,000
		6,038,949

Massachusetts — 1.0%
Commonwealth of Massachusetts, 1.648% (LIBOR 3 Month+46 basis points), 11/1/2018, Call 4/2/2018 (10)	750,000	750,248
Marthas Vineyard Land Bank, BAM, 4.000%, 5/1/2018	500,000	502,035
Massachusetts Development Finance Agency, 1.570% (SIFMA Municipal Swap Index Yield+48 basis points), 1/29/2020, Call 8/1/2019 (10)	500,000	501,050
Massachusetts Municipal Wholesale Electric Co., MBIA, 2.504%, 7/1/2018, Call 3/6/2018 (9) (11)	25,000	24,935
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, 1.110%, 1/1/2039, Call 3/1/2018 (9)	5,040,000	5,040,000
		6,818,268

Michigan — 0.8%
Boyne City Public School District, 1.500%, 5/1/2019	1,265,000	1,264,266
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.750%, 7/1/2024, Call 7/1/2018	100,000	101,464
Michigan Finance Authority:
1.609% (LIBOR 1 Month+54 basis points), 12/1/2020, Call 6/1/2020 (10)	200,000	200,216
5.000%, 11/15/2018	500,000	511,750
5.000%, 11/15/2019	400,000	421,496
Michigan State Hospital Finance Authority, 1.500%, 5/1/2020 (9)	850,000	841,390
Taylor Tax Increment Finance Authority, AGM:
4.000%, 5/1/2020, Call 4/2/2018	785,000	786,546
4.000%, 5/1/2021, Call 4/2/2018	600,000	601,128
White Cloud Public Schools, Q-SBLF:
4.000%, 5/1/2018	215,000	215,879
4.000%, 5/1/2019	175,000	179,678
		5,123,813

Minnesota — 0.4%
Housing & Redevelopment Authority of The City of St. Paul:
2.000%, 11/15/2018	805,000	807,962
3.000%, 11/15/2019	600,000	613,740
Minnesota Rural Water Finance Authority, Inc., 1.050%, 3/1/2019	1,350,000	1,340,064
		2,761,766

Mississippi — 1.9%
Mississippi Business Finance Corp.:
1.110%, 11/1/2035, Call 3/1/2018 (9)	600,000	600,000
1.150%, 5/1/2037, Call 5/1/2018 (9)	6,662,000	6,658,669
Mississippi Development Bank:
2.500%, 1/1/2020	4,600,000	4,665,182
5.000%, 4/1/2018	300,000	300,912
Mississippi Hospital Equipment & Facilities Authority, 2.050%, 7/11/2018 (5) (9)	1,000,000	1,000,200
		13,224,963

Missouri — 0.8%
Cape Girardeau County Industrial Development Authority, 5.000%, 3/1/2019	220,000	226,242
Health & Educational Facilities Authority of the State of Missouri, 1.110%, 5/15/2038, Call 3/1/2018 (9)	2,300,000	2,300,000
Missouri Housing Development Commission, GNMA FNMA, 4.700%, 3/1/2035, Call 9/1/2019	210,000	218,276
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 1.750%, 12/1/2022, Call 3/1/2018 (9) (11)	1,750,000	1,665,475
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018	1,000,000	1,008,800
		5,418,793

Nebraska — 0.3%
Central Plains Energy Project, 5.000%, 6/1/2018	2,000,000	2,016,840

Nevada — 0.1%
City of Carson City, 5.000%, 9/1/2019	345,000	360,556

New Hampshire — 0.5%
New Hampshire Health and Education Facilities Authority Act, 1.110%, 7/1/2033, Call 3/1/2018 (9)	3,200,000	3,200,000

New Jersey — 4.9%
City of Union City, SAW, 4.000%, 11/1/2019	1,000,000	1,031,550
New Jersey Economic Development Authority:
1.370%, 11/1/2031, Call 3/1/2018 (9)	4,995,000	4,995,000
1.380%, 11/1/2040, Call 3/1/2018 (9)	5,665,000	5,665,000
1.380%, 11/1/2040, Call 3/1/2018 (9)	4,600,000	4,600,000
New Jersey Health Care Facilities Financing Authority:
1.340%, 7/1/2028, Call 3/7/2018 (9)	300,000	300,000
1.380%, 7/1/2038, Call 3/1/2018 (9)	3,400,000	3,400,000
New Jersey Transportation Trust Fund Authority:
2.090% (SIFMA Municipal Swap Index Yield+100 basis points), 12/15/2019, Call 6/15/2019 (10)	5,000,000	4,999,550
5.000%, 6/15/2019	1,500,000	1,554,090
New Jersey Transportation Trust Fund Authority, AGM, 5.500%, 12/15/2018	250,000	257,400
New Jersey Turnpike Authority:
1.442% (LIBOR 1 Month+34 basis points), 1/1/2021 (10)	1,750,000	1,756,825
1.582% (LIBOR 1 Month+48 basis points), 1/1/2022 (10)	750,000	754,215
Tender Option Bond Trust Receipts/Certificates:
1.210%, 7/1/2042, Call 7/1/2027 (5) (9)	2,500,000	2,500,000
1.220%, 7/1/2025 (5) (9)	2,000,000	2,000,000
		33,813,630

New Mexico — 1.2%
County of Bernalillo, 1.400%, 3/1/2019 (9)	2,875,000	2,868,215
New Mexico Municipal Energy Acquisition Authority, 1.805% (LIBOR 1 Month+75 basis points), 8/1/2019, Call 2/1/2019 (10)	5,500,000	5,502,640
		8,370,855

New York — 11.2%
Albany Industrial Development Agency, 1.340%, 7/1/2032, Call 3/1/2018 (9)	1,240,000	1,240,000
Chautauqua County Capital Resource Corp., 1.300%, 11/1/2018 (9)	775,000	774,791
City of New York:
1.130%, 4/1/2042, Call 3/1/2018 (9)	1,800,000	1,800,000
1.640% (SIFMA Municipal Swap Index Yield+55 basis points), 8/1/2025, Call 4/2/2018 (10)	1,020,000	1,020,000
City of New York, AGC, 1.550%, 10/1/2021, Call 3/5/2018 (9) (11)	100,000	100,000
Long Island Power Authority, 1.752% (LIBOR 1 Month+65 basis points), 11/1/2018, Call 5/1/2018 (10)	1,600,000	1,600,768
Metropolitan Transportation Authority:
1.540% (SIFMA Municipal Swap Index Yield+45 basis points), 11/15/2022 (10)	3,000,000	2,996,370
1.605% (LIBOR 1 Month+55 basis points), 11/1/2022 (10)	3,000,000	2,973,870
1.755% (LIBOR 1 Month+70 basis points), 2/1/2020 (10)	3,500,000	3,516,205
5.000%, 11/15/2019 (9)	600,000	633,600
Metropolitan Transportation Authority, AGM, 1.686% (LIBOR 1 Month+60 basis points), 5/15/2018, Call 4/2/2018 (10)	4,650,000	4,650,651
New York City Transitional Finance Authority:
1.270%, 8/1/2022, Call 3/1/2018 (9)	4,320,000	4,320,000
1.270%, 8/1/2023, Call 3/1/2018 (9)	6,550,000	6,550,000
New York City Water & Sewer System, 1.100%, 6/15/2039, Call 3/1/2018 (9)	5,950,000	5,950,000
New York State Dormitory Authority, 4.000%, 12/1/2018 (5)	1,000,000	1,012,270

New York State Energy Research & Development Authority, NATL-RE, 2.187%, 12/1/2020, Call 3/23/2018 (9) (11)	7,350,000	7,350,000
New York State Housing Finance Agency, 1.140%, 5/1/2042, Call 3/1/2018 (9)	4,000,000	4,000,000
Nuveen New York AMT-Free Quality Municipal Income Fund, 1.390%, 5/1/2047, Call 3/1/2018 (5) (9)	5,000,000	5,000,000
State of New York Mortgage Agency, 1.100%, 4/1/2047, Call 3/1/2018 (9)	8,000,000	8,000,000
State of New York, NATL-RE FGIC:
2.162%, 2/15/2022, Call 3/1/2018 (9) (11)	1,180,000	1,156,896
2.162%, 2/13/2032, Call 3/1/2018 (9) (11)	1,245,000	1,201,686
Triborough Bridge & Tunnel Authority:
1.140%, 11/1/2032, Call 3/1/2018 (9)	5,650,000	5,650,000
1.755% (LIBOR 1 Month+70 basis points), 2/1/2021 (10)	4,935,000	4,964,215
Upper Mohawk Valley Regional Water Finance Authority, 4.000%, 4/1/2018	65,000	65,134

		76,526,456

North Carolina — 1.4%
City of Raleigh, 1.110%, 3/1/2035, Call 3/1/2018 (9)	3,700,000	3,700,000
County of New Hanover, 1.100%, 10/1/2038, Call 3/1/2018 (9)	1,875,000	1,875,000
North Carolina Medical Care Commission:
1.150%, 11/1/2034, Call 3/1/2018 (9)	3,000,000	3,000,000
1.410%, 6/1/2029, Call 6/1/2020 (5) (9)	1,000,000	1,000,000

		9,575,000

North Dakota — 0.3%
Barnes County North Public School District Building Authority:
4.000%, 5/1/2018	565,000	566,983
4.000%, 5/1/2019	590,000	603,222
City of Williston, AGM, 2.650%, 11/1/2020, Call 4/2/2018	1,100,000	1,100,990
		2,271,195

Ohio — 6.9%
City of Akron, 3.000%, 12/12/2018	4,000,000	4,042,120
City of Cuyahoga Falls, 1.750%, 8/8/2018	3,220,000	3,222,576
City of Grove City, 2.500%, 3/7/2019 (12)	4,000,000	4,035,960
County of Franklin, 1.100%, 5/1/2018, Call 3/1/2018 (9)	1,575,000	1,575,000
County of Lorain, 2.000%, 3/29/2018	1,650,000	1,650,973
County of Richland, 3.250%, 2/1/2019	695,000	704,695
Lancaster Port Authority, 1.775% (LIBOR 1 Month+72 basis points), 8/1/2019, Call 2/1/2019 (10)	5,000,000	5,005,050
Ohio Higher Educational Facility Commission:
1.100%, 1/1/2039, Call 3/1/2018 (9)	5,000,000	5,000,000
2.250%, 9/1/2018 (9)	460,000	461,293
5.000%, 12/1/2018	500,000	512,790
Rib Floater Trust Various States, 1.340%, 11/15/2048, Call 4/2/2018 (5) (9)	4,000,000	4,000,000
State of Ohio:
1.200%, 2/1/2019, Call 3/7/2018 (9)	1,975,000	1,975,000
1.250%, 3/1/2018 (9)	4,500,000	4,500,000
1.340%, 1/15/2045, Call 3/1/2018 (9)	5,500,000	5,500,000
1.350%, 1/15/2045, Call 3/1/2018 (9)	5,000,000	5,000,000

		47,185,457

Oklahoma — 0.2%
Oklahoma County Finance Authority, 5.000%, 10/1/2019	510,000	536,622
Oklahoma Municipal Power Authority, 1.890% (SIFMA Municipal Swap Index Yield+80 basis points), 8/1/2018, Call 4/2/2018 (10)	110,000	110,024
Tulsa County Independent School District No. 4 Bixby, 2.000%, 7/1/2019	1,000,000	1,006,950

		1,653,596

Oregon — 0.8%
Clackamas County Hospital Facility Authority, 1.080%, 6/1/2037, Call 3/1/2018 (9)	1,500,000	1,500,000
County of Gilliam, 1.500%, 10/1/2018	1,000,000	999,190
Port of Morrow, 1.140%, 2/1/2027, Call 3/1/2018 (9)	3,210,000	3,210,000

		5,709,190

Pennsylvania — 3.5%
City of Philadelphia, 4.000%, 8/1/2018	2,000,000	2,020,940
Commonwealth Financing Authority, 5.000%, 6/1/2020	1,000,000	1,064,440
Indiana County Industrial Development Authority, 1.550%, 4/1/2019, Call 10/1/2018	1,850,000	1,848,613

Manheim Township School District, 1.541% (LIBOR 1 Month+47 basis points), 11/1/2021, Call 5/1/2021 (10)	2,000,000	2,006,100
Montgomery County Industrial Development Authority, AGC, 1.250%, 11/15/2029, Call 3/1/2018 (9)	1,500,000	1,500,000
North Penn Water Authority, 1.555% (LIBOR 1 Month+50 basis points), 11/1/2019, Call 5/1/2019 (10)	2,000,000	2,000,740
Old Forge School District, BAM SAW:
1.180%, 5/1/2018	200,000	199,806
2.000%, 5/1/2019	500,000	500,970
Pennsylvania Turnpike Commission:
1.770% (SIFMA Municipal Swap Index Yield+68 basis points), 12/1/2018, Call 6/1/2018 (10)	6,000,000	6,008,640
1.970% (SIFMA Municipal Swap Index Yield+88 basis points), 12/1/2020, Call 6/1/2020 (10)	1,800,000	1,822,338
2.240% (SIFMA Municipal Swap Index Yield+115 basis points), 12/1/2019, Call 6/1/2019 (10)	2,225,000	2,249,408
Scranton School District, SAW, 2.071% (LIBOR 1 Month+100 basis points), 4/2/2018 (10)	2,980,000	2,979,970

		24,201,965

Rhode Island — 0.5%
Rhode Island Health & Educational Building Corp.:
1.080%, 8/15/2036, Call 3/1/2018 (9)	2,550,000	2,550,000
5.000%, 5/15/2018	1,000,000	1,005,960

		3,555,960

South Carolina — 0.9%
Lexington County Health Services District, Inc., 5.000%, 11/1/2019	250,000	263,220
South Carolina Educational Facilities Authority, 1.120%, 10/1/2039, Call 3/1/2018 (9)	2,665,000	2,665,000
South Carolina Jobs-Economic Development Authority, 2.250%, 5/1/2019, Call 11/1/2018 (5)	3,000,000	2,983,890

		5,912,110

Tennessee — 0.9%
Clarksville Public Building Authority, 1.240%, 2/1/2038, Call 3/1/2018 (9)	745,000	745,000
County of Monroe, 1.200%, 6/15/2019, Call 12/15/2018	1,250,000	1,246,650
Knox County Health Educational & Housing Facility Board, 1.150%, 8/1/2018	1,000,000	999,050
Tender Option Bond Trust Receipts/Certificates, 1.240%, 7/1/2046, Call 7/1/2026 (5) (9)	3,400,000	3,400,000
Tennessee Housing Development Agency, 4.500%, 7/1/2028, Call 1/1/2020	75,000	76,332
		6,467,032

Texas — 6.7%
Austin Convention Enterprises, Inc., 5.000%, 1/1/2019	400,000	410,128
Bexar County Health Facilities Development Corp.:
5.000%, 7/15/2019	125,000	129,847
5.000%, 7/15/2020	175,000	185,747
City of Lewisville, AGM, 4.000%, 9/1/2018	340,000	344,196
Crane County Water District, 4.000%, 2/15/2019	1,000,000	1,022,310
Cypress-Fairbanks Independent School District, PSF, 2.000%, 8/15/2018 (9)	2,000,000	2,004,940
Deer Park Independent School District, PSF, 3.000%, 10/1/2019 (9) (12)	2,000,000	2,039,300
Denton County Fresh Water Supply District No. 7, AGM, 2.000%, 2/15/2019	240,000	240,948
Goose Creek Consolidated Independent School District, PSF:
1.180%, 8/15/2019 (9)	1,800,000	1,788,156
1.350%, 8/15/2018 (9)	700,000	699,685
Harris County Municipal Utility District No. 371, BAM:
2.000%, 9/1/2018	290,000	290,528
2.000%, 9/1/2019	295,000	295,911
Houston Independent School District, PSF, 3.000%, 6/1/2018 (9)	2,640,000	2,650,138
Irving Hospital Authority, 2.190% (SIFMA Municipal Swap Index Yield+110 basis points), 10/15/2023, Call 4/15/2023 (10)	1,000,000	999,990
Mission Economic Development Corp., 1.450%, 4/2/2018 (9)	1,000,000	1,000,070
Northside Independent School District, PSF:
2.000%, 8/1/2019 (9)	4,000,000	4,020,040
2.125%, 8/1/2020, Call 8/1/2018 (9)	1,900,000	1,903,762
Pasadena Independent School District, AGM, 1.090%, 2/1/2035, Call 3/1/2018 (9)	4,550,000	4,550,000
Spring Branch Independent School District, PSF, 3.000%, 6/18/2019 (9)	4,000,000	4,071,920
Tarrant County Cultural Education Facilities Finance Corp.:
2.500%, 12/1/2018, Call 3/21/2018	1,120,000	1,119,574
5.250%, 8/15/2028, Call 8/15/2018	230,000	233,981
Tender Option Bond Trust Receipts/Certificates, 1.290%, 7/1/2021 (5) (9)	11,950,000	11,950,000
Trail of the Lakes Municipal Utility District, BAM, 5.000%, 4/1/2019	120,000	124,576

Travis County Health Facilities Development Corp., 5.250%, 1/4/2022, Call 1/1/2020 (9)	3,400,000	3,655,306

		45,731,053

Utah — 0.6%
County of Utah, 1.100%, 5/15/2051, Call 3/1/2018 (9)	1,400,000	1,400,000
Tender Option Bond Trust Receipts/Certificates, 1.290%, 1/1/2025 (5) (9)	2,500,000	2,500,000

		3,900,000

Virginia — 1.2%
FHLMC Multifamily Variable Rate Certificates, 1.390% (SIFMA Municipal Swap Index Yield+30 basis points), 9/15/2033 (10)	3,500,000	3,500,000
Newport News Redevelopment & Housing Authority, FHA GNMA, 1.200%, 4/1/2019	3,500,000	3,473,295
Peninsula Ports Authority, 1.550%, 10/1/2019 (9)	1,000,000	996,270

		7,969,565

Washington — 2.4%
County of Skagit, 2.000%, 12/1/2018	485,000	487,294
Tender Option Bond Trust Receipts/Certificates:
1.240%, 6/15/2033, Call 6/1/2019 (5) (9)	5,050,000	5,050,000
1.260%, 1/1/2035 (5) (9)	5,000,000	5,000,000
Washington Biomed Research Properties 3.2, 5.000%, 1/1/2019	500,000	514,845
Washington Health Care Facilities Authority, 2.169% (LIBOR 1 Month+110 basis points), 7/1/2022, Call 1/1/2022 (10)	450,000	454,149
Washington Higher Education Facilities Authority, 1.120%, 10/1/2029, Call 3/1/2018 (9)	5,000,000	5,000,000

		16,506,288

Wisconsin — 1.1%
County of Langlade, 2.000%, 10/1/2018	100,000	100,184
Hilbert School District, 2.100%, 4/1/2019, Call 4/2/2018	1,580,000	1,580,379
Public Finance Authority:
2.300%, 10/1/2019, Call 4/1/2019	1,500,000	1,497,210
5.000%, 11/15/2018	565,000	579,447
5.000%, 11/15/2019	440,000	465,555
Town of Freedom, 2.000%, 10/1/2018, Call 4/2/2018	1,170,000	1,170,363
Town of Salem, 1.375%, 11/1/2018, Call 4/2/2018	1,690,000	1,685,657
Wisconsin Health & Educational Facilities Authority:
5.000%, 2/15/2019	455,000	469,524
5.000%, 8/15/2021, Call 8/15/2018	150,000	152,530

		7,700,849

Wyoming — 0.7%
County of Converse, 1.130%, 12/1/2020, Call 3/1/2018 (9)	5,000,000	5,000,000

Total Municipals (identified cost $624,572,956)		624,543,506

Short-Term Investments — 6.7%

Mutual Funds — 0.3%
BMO Government Money Market Fund - Premier Class, 1.190% (4)	1,884,271	1,884,271

Short-Term Municipals — 6.4%

California — 0.1%
Fresno Joint Powers Financing Authority, 5.000%, 4/1/2018	$600,000	601,692

Colorado — 0.1%
Colorado Health Facilities Authority, 5.000%, 6/1/2018	500,000	503,885

Connecticut — 0.4%
City of New Haven, 2.500%, 5/15/2018	2,900,000	2,905,626

Florida — 0.3%
Jacksonville Pollution Control, 1.220%, 3/8/2018	2,000,000	2,000,020

Georgia — 0.1%
Georgia State Road & Tollway Authority, 5.000%, 6/1/2018	1,000,000	1,009,180

Illinois — 0.2%
Chicago Transit Authority, 2.000%, 6/1/2018	175,000	175,126
Illinois Finance Authority, 3.000%, 6/1/2018	300,000	300,855
Illinois State University, 4.000%, 4/1/2018	200,000	200,290

Kendall Kane & Will Counties Community Unit School District No. 308, 3.000%, 10/1/2018	360,000		362,855

			1,039,126
Indiana — 0.4%
Union Township School Corp., 2.500%, 12/31/2018	2,900,000		2,918,357

Massachusetts — 0.3%
City of Pittsfield, 2.500%, 2/1/2019	2,264,752		2,284,750

Minnesota — 0.1%
City of Maple Grove, 3.000%, 5/1/2018	650,000		651,404

Nevada — 0.1%
City of Carson City, 5.000%, 9/1/2018	460,000		467,001

New Jersey — 0.3%
Hudson County Improvement Authority, County Guarantee, 2.250%, 4/5/2018	2,000,000		2,002,080

New York — 0.1%
County of Nassau, 3.000%, 9/18/2018	500,000		504,430

Ohio — 1.2%
City of Lakewood, 2.000%, 4/2/2018	2,500,000		2,501,575
City of Springfield, 2.000%, 3/30/2018	700,000		700,567
County of Union, 1.200%, 3/28/2018	1,500,000		1,500,015
Dublin City School District, 2.000%, 4/26/2018	1,500,000		1,501,695
Township of Union, 2.000%, 9/6/2018	2,350,000		2,357,402

			8,561,254

Oregon — 0.3%
State of Oregon, 5.000%, 9/28/2018	2,000,000		2,041,920

South Carolina — 0.1%
Lexington County Health Services District, Inc., 5.000%, 11/1/2018	500,000		511,505

Texas — 2.1%
Bexar County Health Facilities Development Corp., 4.000%, 7/15/2018	125,000		125,940
Harris County:
1.150%, 3/1/2018	1,125,000		1,125,000
1.150%, 3/1/2018	1,150,000		1,150,000
State of Texas, 4.000%, 8/30/2018	10,000,000		10,135,200
Texas A&M University, 1.330%, 4/4/2018	1,800,000		1,800,252

			14,336,392

Wisconsin — 0.2%
Two Rivers Public School District, 1.500%, 9/28/2018	1,470,000		1,471,103

Total Short-Term Municipals			43,809,725

Total Short-Term Investments (identified cost $45,727,013)			45,693,996

Total Investments — 97.8% (identified cost $670,299,969)			670,237,502
Other Assets and Liabilities — 2.2%			15,149,137

Total Net Assets — 100.0%		$	685,386,639

(4) Denotes an investment in an affiliated entity. Please refer to Note 6, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.

(5) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At February 28, 2018, these securities amounted to:

Fund	Amount	% of Total Net Assets

Ultra Short Tax-Free Fund	$100,101,360	14.61%

(9) Denotes a variable rate security.

(10) Denotes a floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 28, 2018.

(11) Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(12) Purchased on a when-issued or delayed delivery basis.

Short Tax-Free Fund

SCHEDULE OF INVESTMENTS – As of February 28, 2018

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals — 96.6%

Alabama — 3.2%
Alabama Federal Aid Highway Finance Authority, 5.000%, 9/1/2018	$1,000,000	$1,017,720
Black Belt Energy Gas District, 4.000%, 6/1/2021, Call 3/1/2021 (9)	1,000,000	1,057,050
County of Jefferson, 5.000%, 9/15/2021	1,000,000	1,105,890
County of Jefferson, AGM, 3.241% (LIBOR 1 Month+0 basis points), 2/1/2042 (10)	259,832	227,532
Mobile Industrial Development Board:
1.180%, 6/1/2034, Call 3/1/2018 (9)	1,000,000	1,000,000
1.290%, 6/1/2034, Call 3/1/2018 (9)	750,000	750,000
Tuscaloosa City Board of Education:
5.000%, 8/1/2020	200,000	215,590
5.000%, 8/1/2021	175,000	192,969
Tuscaloosa County Industrial Development Authority, 1.120%, 4/1/2028, Call 3/1/2018 (5) (9)	500,000	500,000

		6,066,751

Alaska — 0.8%
Alaska Industrial Development & Export Authority, 3.500%, 12/1/2020, Call 12/1/2019	1,000,000	1,016,110
City of Valdez, 5.000%, 1/1/2021	500,000	540,200

		1,556,310

Arizona — 2.2%
Arizona Health Facilities Authority:
2.940% (SIFMA Municipal Swap Index Yield+185 basis points), 2/5/2020, Call 8/9/2019 (10)	250,000	253,633
2.940% (SIFMA Municipal Swap Index Yield+185 basis points), 2/5/2020, Call 8/9/2019 (10)	250,000	253,633
City of El Mirage, 5.000%, 7/1/2022, Call 7/1/2020	465,000	498,912
Coconino County Pollution Control Corp., 1.600%, 5/21/2020 (9)	750,000	744,802
Greater Arizona Development Authority, 5.000%, 8/1/2024, Call 8/1/2018	25,000	25,380
Industrial Development Authority of the City of Phoenix, 3.000%, 7/1/2020 (5)	85,000	84,336
La Paz County Industrial Development Authority, 5.000%, 2/15/2021 (5)	750,000	791,640
Maricopa County Industrial Development Authority:
2.550%, 7/1/2021	430,000	432,868
2.875%, 7/1/2021 (5)	260,000	259,054
Phoenix Civic Improvement Corp., 5.500%, 7/1/2019 (13)	100,000	105,180
Pinal County School District No. 1 Florence, BAM, 4.000%, 7/1/2020	250,000	263,080
State of Arizona, AGM, 5.000%, 7/1/2018	500,000	505,535

		4,218,053

Arkansas — 0.7%
Arkansas Development Finance Authority, 1.900%, 9/1/2044, Call 3/1/2018 (9)	750,000	750,000
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	110,000	109,903
City of Hot Springs, 5.000%, 12/1/2020	245,000	264,203
City of Rogers, 2.125%, 11/1/2029, Call 11/1/2021	120,000	119,457

		1,243,563

California — 9.0%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	500,000	538,130
Bay Area Toll Authority, 2.190% (SIFMA Municipal Swap Index Yield+110 basis points), 4/1/2024, Call 10/1/2023 (10)	500,000	514,455
BB&T Municipal Trust, 1.890% (SIFMA Municipal Swap Index Yield+80 basis points), 11/15/2019 (5) (10)	287,452	288,262
California Health Facilities Financing Authority, NATL-RE:
1.845%, 7/15/2018, Call 3/1/2018 (9) (11)	100,000	99,721
2.049%, 7/1/2022, Call 3/1/2018 (9) (11)	500,000	483,285
California Housing Finance Agency, AGM GO, 3.678%, 2/1/2037, Call 3/1/2018 (9) (11)	10,000	10,000
California Municipal Finance Authority, 5.000%, 2/1/2022	1,000,000	1,104,830
California Public Finance Authority:
5.000%, 10/15/2021	350,000	380,216

5.000%, 10/15/2022	300,000	330,591
California School Finance Authority, 4.000%, 8/1/2018 (5)	300,000	302,553
California State Public Works Board:
5.000%, 4/1/2020	320,000	342,854
5.000%, 11/1/2020, Call 11/1/2019	35,000	37,058
5.125%, 10/1/2022, Call 10/1/2019	245,000	259,215
California Statewide Communities Development Authority, 5.000%, 12/1/2025 (5)	200,000	224,228
California Statewide Communities Development Authority, CMI, 3.500%, 11/1/2021, Call 11/1/2019	750,000	772,043
California Statewide Communities Development Authority, NATL-RE, 4.134%, 4/1/2028 (9) (11)	75,000	75,000
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2020	675,000	732,780
Chino Redevelopment Agency, AMBAC, 4.000%, 9/1/2019, Call 4/2/2018	250,000	250,403
City of Redding, NATL-RE, 2.358%, 7/1/2022 (9) (11)	150,000	146,514
County of San Joaquin, 4.000%, 4/1/2019	225,000	230,832
Florin Resource Conservation District, NATL-RE, 4.000%, 9/1/2018	500,000	506,370
Fresno Joint Powers Financing Authority, AGM, 5.000%, 4/1/2022	875,000	978,810
Golden State Tobacco Securitization Corp., 5.000%, 6/1/2022	1,000,000	1,109,480
Northern California Gas Authority No. 1, 1.765% (LIBOR 3 Month+63 basis points), 7/1/2019 (10)	1,040,000	1,040,988
Palomar Health, 5.000%, 11/1/2022	375,000	411,165
Rib Floater Trust Various States, 1.250%, 3/1/2042, Call 4/2/2018 (5) (9)	2,000,000	2,000,000
Sacramento Redevelopment Agency Successor Agency, BAM, 5.000%, 12/1/2022	385,000	437,610
State of California:
1.936% (LIBOR 1 Month+83 basis points), 12/3/2018, Call 6/1/2018 (10)	610,000	610,506
1.990% (SIFMA Municipal Swap Index Yield+90 basis points), 5/1/2018, Call 3/16/2018 (10)	180,000	180,043
State of California, FSA, 1.350%, 8/1/2027 (5) (9)	500,000	500,000
Tender Option Bond Trust, 1.240%, 8/1/2022 (5) (9)	2,000,000	2,000,000
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 5/1/2018 (9)	220,000	220,295

		17,118,237

Colorado — 4.4%
Auraria Higher Education Center:
6.000%, 5/1/2018	169,000	170,308
6.000%, 5/1/2019	178,000	187,267
City of Burlington, 3.000%, 11/1/2019	100,000	101,151
Colorado Educational & Cultural Facilities Authority:
2.500%, 12/15/2019 (5)	590,000	592,148
5.000%, 10/1/2021	1,000,000	1,098,420
Colorado Health Facilities Authority:
1.730%, 7/1/2034, Call 7/1/2019 (5) (9)	1,000,000	1,000,000
3.125%, 5/15/2027, Call 5/15/2020	1,000,000	989,310
4.000%, 12/1/2018	250,000	254,360
4.500%, 2/1/2019	250,000	255,513
5.000%, 5/15/2021	325,000	350,054
5.000%, 6/1/2021	250,000	270,098
5.000%, 5/15/2022	250,000	273,522
5.000%, 6/1/2022	250,000	275,027
County of Montrose:
4.000%, 12/1/2018	175,000	177,933
4.000%, 12/1/2019	200,000	207,040
E-470 Public Highway Authority, 2.119% (LIBOR 1 Month+105 basis points), 9/1/2021, Call 3/1/2021 (10)	575,000	585,430
Regional Transportation District, 5.000%, 6/1/2025, Call 6/1/2020	500,000	537,480
University of Colorado Hospital Authority, 5.000%, 3/1/2022, Call 9/1/2021 (9)	750,000	825,097
Wheatlands Metropolitan District, BAM, 4.000%, 12/1/2020	125,000	131,134

		8,281,292

Connecticut — 0.7%
Connecticut State Health & Educational Facility Authority, 2.875%, 9/1/2020, Call 4/2/2018 (5)	250,000	250,055
State of Connecticut:
1.970% (SIFMA Municipal Swap Index Yield+88 basis points), 8/15/2018 (10)	250,000	250,468
2.010% (SIFMA Municipal Swap Index Yield+92 basis points), 5/15/2018 (10)	150,000	150,135
2.010% (SIFMA Municipal Swap Index Yield+92 basis points), 9/15/2019 (10)	115,000	115,800
5.000%, 3/15/2021	500,000	540,740

		1,307,198

Delaware — 0.0%
Delaware State Housing Authority, 4.800%, 1/1/2023, Call 7/1/2018	90,000	90,735

Florida — 6.6%
Brevard County Health Facilities Authority:
5.000%, 4/1/2020	500,000	531,360
5.000%, 4/1/2021	400,000	434,672
City of Gainesville, 1.140%, 10/1/2038, Call 3/1/2018 (9)	1,000,000	1,000,000
City of Orlando, AGM:
4.000%, 11/1/2021	460,000	491,662
5.000%, 11/1/2022	350,000	394,695
City of Port St. Lucie, 5.000%, 7/1/2020	295,000	316,653
City of Tampa, 5.000%, 11/15/2020, Call 5/15/2020	25,000	26,747
Columbia County School Board:
5.000%, 7/1/2019	920,000	959,882
5.000%, 7/1/2021	400,000	438,196
County of Broward, 5.000%, 10/1/2020	100,000	107,874
County of Martin, 1.150%, 7/15/2022, Call 3/1/2018 (9)	1,100,000	1,100,000
County of Okeechobee, 1.550%, 7/1/2021 (9)	800,000	800,184
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2021	300,000	325,158
Florida Housing Finance Corp., GNMA/FNMA/FHLMC, 4.600%, 1/1/2029, Call 1/1/2020	60,000	61,804
Halifax Hospital Medical Center:
5.000%, 6/1/2020	325,000	346,385
5.000%, 6/1/2021	300,000	326,766
Miami-Dade County Educational Facilities Authority, AMBAC, 5.250%, 4/1/2020	40,000	42,924
Miami-Dade County School Board Foundation, Inc.:
5.000%, 5/1/2018	300,000	301,809
5.000%, 5/1/2019	225,000	233,887
Miami-Dade County School Board Foundation, Inc., AMBAC, 5.000%, 8/1/2023, Call 8/1/2018	100,000	101,496
Pinellas County Health Facilities Authority, NATL-RE, 2.207%, 11/15/2023, Call 3/1/2018 (9) (11)	150,000	143,045
Sarasota County Health Facilities Authority, 5.000%, 1/1/2022	500,000	548,635
School Board of Miami-Dade County, 1.320%, 3/1/2018 (5) (9)	1,650,000	1,650,000
School District of Broward County, 5.000%, 7/1/2019	1,000,000	1,046,050
Southeast Overtown Park West Community Redevelopment Agency, 5.000%, 3/1/2019 (5)	250,000	257,872
Sumter County Industrial Development Authority:
5.000%, 7/1/2020	300,000	321,357
5.000%, 7/1/2020	235,000	251,283

		12,560,396

Georgia — 4.4%
Atlanta Development Authority, 4.000%, 9/1/2020	500,000	528,000
City of Atlanta:
2.574% (LIBOR 1 Month+150 basis points), 11/1/2018, Call 5/1/2018 (10)	250,000	250,380
5.000%, 1/1/2021	250,000	270,030
5.000%, 1/1/2022	700,000	769,979
6.000%, 11/1/2029, Call 11/1/2019	290,000	311,060
County of DeKalb, 5.000%, 10/1/2020	150,000	162,562
DeKalb Private Hospital Authority, 5.000%, 11/15/2021, Call 11/15/2019	420,000	444,247
Gainesville & Hall County Hospital Authority:
2.040% (SIFMA Municipal Swap Index Yield+95 basis points), 2/18/2020, Call 8/22/2019 (10)	350,000	351,291
5.000%, 2/15/2021	700,000	761,201
Georgia State Road & Tollway Authority, 5.000%, 6/1/2021	1,250,000	1,370,600
Main Street Natural Gas, Inc.:
5.000%, 3/15/2019	1,000,000	1,034,270
5.250%, 9/15/2018	100,000	101,935
RBC Municipal Products, Inc. Trust, 1.150%, 10/1/2021, Call 3/1/2018 (5) (9)	2,000,000	2,000,000

		8,355,555

Guam — 0.3%
Territory of Guam, 5.000%, 12/1/2022	500,000	555,275

Idaho — 0.1%
Idaho Health Facilities Authority, 6.500%, 11/1/2023, Call 11/1/2018	150,000	154,814
Idaho Housing & Finance Association, 5.000%, 7/15/2022, Call 7/15/2019	75,000	78,533

		233,347

Illinois — 11.9%
Bureau & Putnam Counties High School District No. 500 Princeton Township, BAM, 2.000%, 12/1/2018	400,000	400,764
Chicago O’Hare International Airport:
5.000%, 1/1/2019	200,000	205,836
5.000%, 1/1/2022	100,000	110,812
5.000%, 1/1/2022	200,000	221,624
Chicago Park District:
5.000%, 1/1/2022	250,000	273,838
5.000%, 1/1/2022	500,000	547,675
Chicago Transit Authority:
5.000%, 6/1/2021	750,000	816,675
5.500%, 6/1/2019, Call 12/1/2018	105,000	108,234
City of Chicago:
5.000%, 1/1/2021	840,000	900,824
5.000%, 11/1/2021	1,000,000	1,090,270
5.000%, 1/1/2022	500,000	545,950
City of Peoria, 3.000%, 1/1/2019	300,000	303,348
City of Waukegan, 5.000%, 12/30/2020	250,000	269,798
Clyde Park District, AGM, 4.250%, 2/1/2019	170,000	172,776
Cook County Township High School District No. 201 J Sterling Morton, AMBAC:
0.000%, 12/1/2018	170,000	166,909
0.000%, 12/1/2019	100,000	95,045
Cook Kane Lake & McHenry Counties Community College District No. 512, 5.000%, 12/1/2019	1,000,000	1,057,970
County of Cook:
5.000%, 11/15/2020, Call 11/15/2019	250,000	262,400
5.000%, 11/15/2021	720,000	791,561
Du Page & Will Counties Community School District No. 204 Indian Prairie, 2.000%, 12/30/2019, Call 4/2/2018	575,000	575,218
Illinois Finance Authority:
2.452% (LIBOR 1 Month+135 basis points), 5/1/2021, Call 11/1/2020 (10)	1,000,000	1,007,840
2.500%, 5/15/2018	150,000	150,138
4.000%, 10/1/2018	275,000	277,965
5.000%, 1/1/2021	200,000	214,096
5.000%, 11/15/2021	400,000	440,656
5.000%, 1/1/2022	150,000	163,146
5.000%, 7/15/2022	750,000	844,005
5.000%, 11/15/2022	555,000	618,531
5.000%, 12/1/2022	290,000	314,403
5.500%, 8/15/2018	100,000	101,738
Illinois Housing Development Authority, AGM, 4.400%, 9/1/2020, Call 4/2/2018	105,000	105,209
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.000%, 1/1/2023	1,000,000	1,119,340
Lake County Forest Preserve District, 1.569% (LIBOR 3 Month+48 basis points), 12/15/2020 (10)	205,000	205,033
Marion-Clinton Counties High School District No. 200-Centralia, BAM, 3.000%, 12/1/2019	185,000	185,183
Metropolitan Pier & Exposition Authority, NATL-RE FGIC, 0.000%, 6/15/2020	30,000	28,051
Quad Cities Regional Economic Development Authority, 4.000%, 10/1/2019	400,000	411,244
Railsplitter Tobacco Settlement Authority:
5.000%, 6/1/2018	40,000	40,335
5.000%, 6/1/2023	1,000,000	1,120,620
Rock Island County Public Building Commission, 3.700%, 12/1/2018	75,000	75,632
State of Illinois:
5.000%, 4/1/2020	100,000	103,327
5.000%, 2/1/2021	240,000	250,154
5.000%, 11/1/2023	3,000,000	3,153,660
Town of Cicero, 5.000%, 1/1/2020	500,000	525,340
Will & Kankakee Counties School District No. 255, 4.000%, 6/1/2019	1,110,000	1,140,936
Will County Community High School District No. 210 Lincoln-Way, 4.000%, 1/1/2022, Call 1/1/2019	1,000,000	987,380
Will County School District No. 159 Mokena, 2.000%, 12/1/2018	110,000	110,292

		22,611,781

Indiana — 2.1%
City of Whiting, 1.850%, 10/1/2019 (9)	1,000,000	1,004,350
Indiana Finance Authority:
5.000%, 5/1/2020	100,000	107,090
5.000%, 8/15/2020	250,000	262,955

5.250%, 10/1/2022, Call 10/1/2021	150,000	167,367
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC, 1.350%, 7/1/2047, Call 3/1/2018 (9)	2,000,000	2,000,000
Indianapolis Local Public Improvement Bond Bank, 5.000%, 6/1/2020	100,000	106,945
Jasper Hospital Authority, 5.000%, 11/1/2020	250,000	268,323

		3,917,030

Iowa — 1.0%
Iowa Higher Education Loan Authority, 2.000%, 12/1/2018, Call 6/1/2018	1,000,000	1,000,520
People’s Memorial Hospital of Buchanan County, 1.500%, 12/1/2018, Call 6/1/2018	1,000,000	994,760

		1,995,280

Kansas — 0.4%
Bourbon County Unified School District No. 234 Fort Scott, 5.000%, 9/1/2020	420,000	451,290
Kansas Development Finance Authority, AMBAC, 0.000%, 7/1/2019	100,000	97,850
Kansas Development Finance Authority, BAM, 5.000%, 12/1/2019	200,000	210,544

		759,684

Kentucky — 1.0%
Kentucky Asset Liability Commission, 5.000%, 9/1/2023	500,000	569,615
Kentucky Interlocal School Transportation Association, 2.000%, 3/1/2019	495,000	496,609
Kentucky State Property & Building Commission:
5.375%, 11/1/2023, Call 11/1/2018	20,000	20,530
5.375%, 11/1/2023, Call 11/1/2018	5,000	5,134
Lexington Center Corp., AGC, 4.100%, 10/1/2020, Call 4/2/2018	265,000	265,541
Louisville - Jefferson County Metropolitan Government, 5.000%, 10/1/2020	550,000	592,872

		1,950,301

Louisiana — 1.6%
Evangeline Parish Road & Drain Sales Tax District No. 1, AGM, 5.000%, 12/1/2020	400,000	433,140
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	5,000	4,784
Louisiana Local Government Environmental Facilities & Community Development Authority, 1.806% (LIBOR 1 Month+70 basis points), 8/1/2018, Call 4/2/2018 (10)	450,000	450,153
Louisiana Public Facilities Authority, AMBAC, 2.062%, 9/1/2027, Call 3/20/2018 (9) (11)	50,000	46,863
Parish of St. James, 1.130%, 12/1/2040, Call 3/1/2018 (9)	2,000,000	2,000,000
State of Louisiana, 5.000%, 11/15/2020, Call 5/15/2020	110,000	118,160

		3,053,100

Maine — 0.1%
City of Portland:
4.000%, 7/1/2019	130,000	133,793
4.000%, 7/1/2020	110,000	115,034

		248,827

Maryland — 1.3%
City of Baltimore:
2.177%, 7/1/2037, Call 3/7/2018 (9) (11)	25,000	21,251
5.000%, 9/1/2022	500,000	559,405
City of Baltimore, NATL-RE, 2.399%, 7/1/2020 (9) (11)	50,000	49,181
City of Rockville, 5.000%, 11/1/2022	500,000	559,130
Howard County Housing Commission, 2.340% (SIFMA Municipal Swap Index Yield+125 basis points), 7/1/2018, Call 4/2/2018 (10)	245,000	245,024
Maryland Community Development Administration, GNMA/FNMA, 4.500%, 3/1/2027, Call 3/1/2021	20,000	20,517
Maryland Industrial Development Financing Authority, 1.400%, 3/1/2030, Call 3/1/2018 (9)	1,000,000	1,000,000

		2,454,508

Massachusetts — 1.1%
Commonwealth of Massachusetts, 1.700%, 8/1/2022 (9)	1,000,000	980,310
Commonwealth of Massachusetts, NATL-RE FGIC, 2.206%, 12/1/2030, Call 3/1/2018 (9) (11)	100,000	100,000
Massachusetts Development Finance Agency:
4.000%, 4/15/2020	330,000	339,597
5.000%, 7/1/2021	280,000	304,567
5.000%, 7/1/2022	315,000	348,349

		2,072,823

Michigan — 1.9%
Avondale School District, Q-SBLF, 5.000%, 11/1/2018	300,000	307,410
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.750%, 7/1/2024, Call 7/1/2018	200,000	202,928
City of Wyandotte, BAM:

5.000%, 10/1/2018	200,000	203,666
5.000%, 10/1/2019	250,000	260,532
Dexter Community Schools, NATL-RE Q-SBLF, 5.100%, 5/1/2018	110,000	110,672
Grosse Ile Township School District, Q-SBLF, 5.000%, 5/1/2020	595,000	636,132
Lake St. Claire Clean Water Initiative, 5.000%, 10/1/2020	150,000	162,009
Lawrence Public Schools, Q-SBLF, 4.000%, 5/1/2018	255,000	256,025
Marquette Board of Light & Power, 5.000%, 7/1/2020	150,000	160,512
Michigan State Hospital Finance Authority, 5.000%, 11/15/2020, Call 11/15/2019	520,000	549,479
Muskegon Public Schools, Q-SBLF, 4.250%, 5/1/2021, Call 5/1/2019	200,000	205,990
State of Michigan, 5.500%, 11/1/2021, Call 5/1/2019	300,000	313,893
Taylor Tax Increment Finance Authority, AGM, 4.000%, 5/1/2021, Call 4/2/2018	270,000	270,508

		3,639,756

Minnesota — 0.3%
St. Paul Housing & Redevelopment Authority, 5.000%, 11/15/2021	500,000	554,745

Mississippi — 0.8%
Mississippi Business Finance Corp., 1.110%, 11/1/2035, Call 3/1/2018 (9)	400,000	400,000
Mississippi Development Bank, 5.000%, 8/1/2019	155,000	162,336
Mississippi Hospital Equipment & Facilities Authority, 2.050%, 7/11/2018 (5) (9)	900,000	900,180

		1,462,516

Missouri — 2.5%
Kansas City Planned Industrial Expansion Authority, 1.500%, 12/1/2018, Call 3/21/2018	1,000,000	1,000,020
Missouri Health & Educational Facilities Authority:
5.000%, 2/1/2022	250,000	272,478
5.000%, 2/1/2024, Call 2/1/2021	250,000	264,778
Missouri Health & Educational Facilities Authority, AMBAC, 2.100%, 6/1/2020, Call 3/1/2018 (9) (11)	50,000	49,034
Missouri Housing Development Commission, GNMA FNMA, 4.700%, 3/1/2035, Call 9/1/2019	225,000	233,867
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 1.750%, 12/1/2022, Call 3/1/2018 (9) (11)	805,000	766,118
Southeast Missouri State University, 5.000%, 4/1/2019	1,000,000	1,035,720
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018	600,000	605,280
St. Louis Municipal Finance Corp., 5.000%, 2/15/2021	500,000	539,955

		4,767,250

Nebraska — 1.1%
Tender Option Bond Trust, 1.160%, 11/1/2048, Call 11/1/2025 (5) (9)	2,000,000	2,000,000

Nevada — 0.3%
City of Carson City, 5.000%, 9/1/2022	500,000	556,010

New Jersey — 2.1%
City of Jersey City, AGM, 4.000%, 2/15/2019	620,000	634,725
New Jersey Economic Development Authority, 5.000%, 11/1/2021	400,000	432,020
New Jersey Educational Facilities Authority, 5.000%, 7/1/2020, Call 7/1/2018	20,000	20,246
New Jersey Health Care Facilities Financing Authority:
5.000%, 7/1/2022	790,000	883,299
5.125%, 7/1/2019, Call 7/1/2018	130,000	131,654
New Jersey Higher Education Student Assistance Authority:
4.875%, 12/1/2024, Call 12/1/2019	360,000	372,921
5.000%, 6/1/2018	100,000	100,785
New Jersey Transportation Trust Fund Authority:
2.090% (SIFMA Municipal Swap Index Yield+100 basis points), 12/15/2019, Call 6/15/2019 (10)	475,000	474,957
4.000%, 12/15/2019	75,000	77,336
5.000%, 6/15/2019	150,000	155,409
New Jersey Transportation Trust Fund Authority, AGM, 5.250%, 12/15/2019	250,000	263,725
New Jersey Transportation Trust Fund Authority, NATL-RE:
5.500%, 12/15/2019	135,000	143,000
5.500%, 12/15/2020	10,000	10,830
South Jersey Port Corp., 5.000%, 1/1/2019	340,000	345,409

		4,046,316

New Mexico — 0.9%
City of Farmington, 1.875%, 4/1/2020 (9)	1,000,000	995,440
New Mexico Mortgage Finance Authority, 5.300%, 9/1/2040, Call 9/1/2019	20,000	20,516

New Mexico Municipal Energy Acquisition Authority, 1.805% (LIBOR 1 Month+75 basis points), 8/1/2019, Call 2/1/2019 (10)	650,000	650,312

		1,666,268

New York — 10.7%
City of New York, 1.200%, 8/1/2044, Call 3/1/2018 (9)	2,200,000	2,200,000
County of Nassau, 5.000%, 10/1/2018	1,000,000	1,020,910
Erie County Industrial Development Agency, SAW, 5.250%, 5/1/2025, Call 5/1/2019	400,000	417,660
Long Island Power Authority, 1.752% (LIBOR 1 Month+65 basis points), 11/1/2018, Call 5/1/2018 (10)	1,000,000	1,000,480
Metropolitan Transportation Authority, AGM, 1.686% (LIBOR 1 Month+60 basis points), 5/15/2018, Call 4/2/2018 (10)	250,000	250,035
New York City Transitional Finance Authority:
1.110%, 11/1/2029, Call 3/1/2018 (9)	1,200,000	1,200,000
1.270%, 8/1/2022, Call 3/1/2018 (9)	700,000	700,000
New York City Water & Sewer System:
1.100%, 6/15/2039, Call 3/1/2018 (9)	250,000	250,000
1.100%, 6/15/2050, Call 3/1/2018 (9)	550,000	550,000
1.140%, 6/15/2044, Call 3/1/2018 (9)	550,000	550,000
New York Mortgage Agency, 5.000%, 10/1/2019	600,000	632,478
New York State Dormitory Authority:
5.000%, 7/1/2018	1,000,000	1,012,180
5.000%, 12/15/2019	495,000	525,502
5.000%, 12/1/2022 (5)	600,000	657,432
5.250%, 2/15/2024, Call 2/15/2019	380,000	393,429
5.250%, 2/15/2024, Call 2/15/2019	20,000	20,711
New York State Dormitory Authority, NATL-RE, 2.901%, 7/1/2029, Call 3/5/2018 (9) (11)	550,000	532,235
New York State Energy Research & Development Authority, 2.000%, 5/1/2020 (9)	350,000	349,884
New York State Energy Research & Development Authority, NATL-RE, 2.187%, 12/1/2020, Call 3/23/2018 (9) (11)	1,150,000	1,150,000
New York State Thruway Authority, 5.000%, 5/1/2019	1,000,000	1,040,090
Nuveen New York AMT-Free Quality Municipal Income Fund, 1.390%, 5/1/2047, Call 3/1/2018 (5) (9)	1,500,000	1,500,000
State of New York, AGM, 2.162%, 3/15/2021, Call 3/1/2018 (9) (11)	25,000	24,635
State of New York, NATL-RE FGIC:
2.162%, 2/15/2022, Call 3/1/2018 (9) (11)	380,000	372,560
2.162%, 2/13/2032, Call 3/1/2018 (9) (11)	70,000	67,565
Town of Oyster Bay, 3.500%, 6/1/2018	500,000	501,850
Triborough Bridge & Tunnel Authority, 1.755% (LIBOR 1 Month+70 basis points), 2/1/2021 (10)	1,000,000	1,005,920
TSASC, Inc., 5.000%, 6/1/2021	1,000,000	1,092,520
Westchester Tobacco Asset Securitization, 5.000%, 6/1/2020	1,155,000	1,240,516

		20,258,592

North Carolina — 0.5%
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019	50,000	51,917
North Carolina Eastern Municipal Power Agency, FGIC, 2.604%, 1/1/2025 (9) (11)	600,000	519,750
North Carolina Medical Care Commission, 5.000%, 10/1/2022	350,000	389,886

		961,553

North Dakota — 0.2%
City of Williston, 5.000%, 5/1/2020	240,000	254,957
North Dakota Housing Finance Agency, 3.750%, 7/1/2042, Call 7/1/2022	105,000	107,755

		362,712

Ohio — 3.6%
Akron Bath Copley Joint Township Hospital District, 5.000%, 11/15/2021	805,000	879,599
City of Akron, 3.000%, 12/12/2018	1,000,000	1,010,530
City of Cleveland, AGM, 5.000%, 1/1/2019	600,000	615,942
City of Harrison, 2.000%, 10/1/2018	60,000	60,166
County of Hamilton:
4.000%, 1/1/2021	445,000	463,863
5.000%, 1/1/2022	465,000	504,716
County of Montgomery, 1.140%, 11/15/2045, Call 3/1/2018 (9)	850,000	850,000
Lancaster Port Authority, 1.675% (LIBOR 1 Month+62 basis points), 8/1/2019, Call 2/1/2019 (10)	195,000	194,768
Ohio Higher Educational Facility Commission, 1.100%, 1/1/2039, Call 3/1/2018 (9)	200,000	200,000
Ohio Housing Finance Agency, GNMA/FNMA COLL, 4.000%, 5/1/2022, Call 5/1/2021	75,000	77,587
Rib Floater Trust Various States, 1.340%, 11/15/2048, Call 4/2/2018 (5) (9)	1,000,000	1,000,000

State of Ohio, 1.350%, 1/15/2045, Call 3/1/2018 (9)	500,000	500,000
University of Toledo, 5.000%, 6/1/2020	375,000	401,816

		6,758,987
Oklahoma — 0.1%
Oklahoma Municipal Power Authority, 1.890% (SIFMA Municipal Swap Index Yield+80 basis points), 8/1/2018, Call 4/2/2018 (10)	115,000	115,025

Oregon — 0.5%
Port of Morrow, 1.140%, 2/1/2027, Call 3/1/2018 (9)	1,000,000	1,000,000

Pennsylvania — 4.1%
Allegheny County Hospital Development Authority:
1.908% (LIBOR 3 Month+72 basis points), 2/1/2021, Call 5/1/2018 (10)	80,000	80,226
5.375%, 8/15/2029, Call 8/15/2019	225,000	235,751
Berks County Industrial Development Authority, 5.000%, 11/1/2022	250,000	280,035
Berks County Municipal Authority, 2.590% (SIFMA Municipal Swap Index Yield+150 basis points), 7/1/2022, Call 3/16/2018 (10)	350,000	356,062
City of Philadelphia, 5.250%, 8/1/2018	100,000	101,561
City of Philadelphia, AGC:
5.125%, 8/1/2025, Call 8/1/2019	10,000	10,502
5.125%, 8/1/2025, Call 8/1/2019	90,000	94,378
Commonwealth Financing Authority, 5.000%, 6/1/2022	1,000,000	1,097,990
Commonwealth of Pennsylvania, 5.000%, 4/15/2020, Call 4/15/2019	600,000	623,832
Delaware County Vocational & Technical School Authority, BAM, 3.000%, 11/1/2018	120,000	121,159
Delaware Valley Regional Financial Authority, AMBAC, 5.500%, 8/1/2018	130,000	132,168
Lancaster County Solid Waste Management Authority, 5.000%, 12/15/2020	200,000	216,742
Lancaster Industrial Development Authority, 5.000%, 5/1/2020	285,000	302,137
North Penn Water Authority, 1.555% (LIBOR 1 Month+50 basis points), 11/1/2019, Call 5/1/2019 (10)	800,000	800,296
Northampton County General Purpose Authority, 2.490% (SIFMA Municipal Swap Index Yield+140 basis points), 8/15/2020, Call 2/15/2020 (10)	150,000	150,908
Pennsylvania Economic Development Financing Authority, 5.000%, 3/1/2020	200,000	211,892
Pennsylvania Turnpike Commission:
1.770% (SIFMA Municipal Swap Index Yield+68 basis points), 12/1/2018, Call 6/1/2018 (10)	90,000	90,130
1.970% (SIFMA Municipal Swap Index Yield+88 basis points), 12/1/2020, Call 6/1/2020 (10)	325,000	329,033
2.070% (SIFMA Municipal Swap Index Yield+98 basis points), 12/1/2021, Call 6/1/2021 (10)	80,000	81,484
2.240% (SIFMA Municipal Swap Index Yield+115 basis points), 12/1/2019, Call 6/1/2019 (10)	600,000	606,582
School District of Philadelphia, 5.000%, 9/1/2018	65,000	66,019
Scranton School District, SAW, 2.071% (LIBOR 1 Month+100 basis points), 4/2/2018 (10)	1,000,000	999,990
State Public School Building Authority, FSA, 5.375%, 10/1/2023, Call 10/1/2018	160,000	163,662
State Public School Building Authority, SAW, 1.855% (LIBOR 1 Month+80 basis points), 9/1/2018, Call 4/2/2018 (10)	570,000	572,377

		7,724,916

Rhode Island — 0.1%
Rhode Island Turnpike & Bridge Authority, 3.000%, 10/1/2018	275,000	277,423

South Carolina — 0.6%
Newberry Investing in Children’s Education, 5.000%, 12/1/2019	1,000,000	1,057,080

Tennessee — 0.8%
Clarksville Natural Gas Acquisition Corp., 5.000%, 12/15/2019	125,000	131,702
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, 5.000%, 7/1/2018	220,000	222,273
Public Building Authority of Sevier County, AMBAC, 2.189%, 6/1/2018 (9) (11)	50,000	49,932
Tennessee Energy Acquisition Corp.:
4.000%, 5/1/2023, Call 2/1/2023 (9)	1,000,000	1,066,720
5.250%, 9/1/2020	10,000	10,803
5.250%, 9/1/2021	55,000	60,754

		1,542,184

Texas — 5.0%
City of The Colony, 6.000%, 2/15/2019	795,000	829,487
Clifton Higher Education Finance Corp., PSF, 5.000%, 8/15/2020	160,000	172,310
County of Cameron, BAM, 5.000%, 2/15/2020	240,000	255,912
Crane County Water District, 3.000%, 2/15/2021	605,000	623,313

Harris County Cultural Education Facilities Finance Corp., 1.920% (SIFMA Municipal Swap Index Yield+83 basis points), 6/1/2021 (10)	350,000	352,559
Irving Hospital Authority, 5.000%, 10/15/2022	215,000	238,504
Lower Colorado River Authority, 5.000%, 5/15/2019	1,000,000	1,041,540
New Hope Cultural Education Facilities Finance Corp.:
3.375%, 8/15/2021 (5)	500,000	497,495
4.000%, 4/1/2018	225,000	225,443
4.000%, 11/15/2021	615,000	635,578
New Hope Cultural Education Facilities Finance Corp., AGM, 4.000%, 4/1/2020	250,000	259,150
North Texas Higher Education Authority, Inc., 2.594% (LIBOR 3 Month+90 basis points), 7/1/2030 (10)	115,000	115,314
North Texas Tollway Authority:
1.760% (SIFMA Municipal Swap Index Yield+67 basis points), 1/1/2020, Call 7/1/2019 (10)	350,000	350,648
1.890% (SIFMA Municipal Swap Index Yield+80 basis points), 1/1/2019, Call 7/1/2018 (10)	250,000	250,298
5.000%, 1/1/2022	250,000	278,300
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 8/1/2018 (9)	695,000	696,376
Panhandle-Plains Higher Education Authority, Inc., 2.944% (LIBOR 3 Month+125 basis points), 4/1/2035, Call 3/1/2018 (10)	250,000	253,620
Tarrant County Cultural Education Facilities Finance Corp.:
2.500%, 12/1/2018, Call 3/21/2018	290,000	289,890
5.000%, 5/15/2021	500,000	532,030
5.000%, 11/15/2022	1,000,000	1,125,370
Texas State University System, 5.000%, 3/15/2022	350,000	391,093

		9,414,230

Utah — 0.4%
County of Weber, 1.110%, 2/15/2035, Call 3/1/2018 (9)	300,000	300,000
Salt Lake City Corp., AMBAC, 0.944%, 5/15/2020, Call 3/1/2018 (9) (11)	500,000	500,000

		800,000

Vermont — 0.2%
City of Burlington, AGM:
5.000%, 7/1/2018	250,000	252,775
5.000%, 7/1/2019	100,000	104,240

		357,015

Virginia — 1.3%
FHLMC Multifamily Variable Rate Certificates, 1.390% (SIFMA Municipal Swap Index Yield+30 basis points), 9/15/2033 (10)	1,345,000	1,345,000
Henrico County Economic Development Authority, AGM, 2.912%, 8/23/2027, Call 3/1/2018 (9) (11)	1,200,000	1,123,416

		2,468,416

Washington — 1.9%
FYI Properties, 5.000%, 6/1/2020, Call 6/1/2019	360,000	375,458
Marysville Local Improvement District, 3.350%, 6/1/2036, Call 6/1/2024	75,000	74,690
State of Washington, 5.000%, 2/1/2022	1,000,000	1,116,780
Washington Higher Education Facilities Authority, 1.120%, 10/1/2029, Call 3/1/2018 (9)	1,600,000	1,600,000
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 5.000%, 10/1/2020	320,000	347,478

		3,514,406

West Virginia — 0.7%
West Virginia Commissioner, 5.000%, 9/1/2018	1,250,000	1,272,850

Wisconsin — 3.1%
City of Stanley, 2.500%, 3/1/2018	1,000,000	1,000,000
Hilbert School District, 2.100%, 4/1/2019, Call 4/2/2018	1,000,000	1,000,240
Public Finance Authority:
3.500%, 11/15/2023, Call 5/15/2019 (5)	500,000	503,860
5.000%, 11/15/2021	610,000	674,983
5.000%, 11/15/2022	500,000	562,685
State of Wisconsin:
5.000%, 9/1/2020	175,000	188,304
5.000%, 3/1/2021	300,000	326,148
Wisconsin Health & Educational Facilities Authority:
3.000%, 8/15/2019	105,000	107,148
3.250%, 5/1/2018	200,000	199,922
4.000%, 8/15/2018	300,000	303,780
5.000%, 3/1/2020	200,000	209,802

5.000%, 8/15/2020	260,000		280,852
5.000%, 8/15/2022	200,000		225,074
5.000%, 8/15/2023	205,000		233,889
5.500%, 12/15/2020, Call 12/15/2019	80,000		85,175

			5,901,862

Total Municipals (identified cost $183,106,141)			183,130,158

Mutual Funds — 0.5%
BMO Ultra Short Tax-Free Fund - Institutional Class (4)	86,442		869,605

Total Mutual Funds (identified cost $872,150)			869,605

Short-Term Investments — 0.5%

Mutual Funds — 0.1%
BMO Government Money Market Fund - Premier Class, 1.190% (4)	204,034		204,034

Short-Term Municipals — 0.4%

Connecticut — 0.4%
City of New Haven, 2.500%, 5/15/2018	$700,000		701,358

Total Short-Term Investments (identified cost $905,685)			905,392

Total Investments — 97.6% (identified cost $184,883,976)			184,905,155
Other Assets and Liabilities — 2.4%			4,625,068

Total Net Assets — 100.0%		$	189,530,223

(4) Denotes an investment in an affiliated entity. Please refer to Note 6, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.

(5) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At February 28, 2018, these securities amounted to:

Fund	Amount	% of Total Net Assets
Short Tax-Free Fund	$19,759,115	10.43%

(9) Denotes a variable rate security.

(10) Denotes a floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 28, 2018.

(11) Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(13) Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

Intermediate Tax-Free Fund

SCHEDULE OF INVESTMENTS – As of February 28, 2018

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals — 98.2%

Alabama — 2.0%
Alabama Board of Education:
3.000%, 6/1/2021	$305,000	$313,665
4.000%, 7/1/2021	1,895,000	2,016,488
5.000%, 10/1/2020, Call 10/1/2018	230,000	234,566
Butler County Board of Education, AGM, 4.000%, 7/1/2020	585,000	611,366
City of Birmingham, 4.000%, 3/1/2022 (13)	1,945,000	2,038,049
Columbia Industrial Development Board, 1.280%, 12/1/2037, Call 3/1/2018 (9)	3,000,000	3,000,000
County of Jefferson, AGM, 3.241% (LIBOR 1 Month+0 basis points), 2/1/2042 (10)	454,517	398,016
Health Care Authority for Baptist Health, 1.900%, 11/1/2042 (9)	3,485,000	3,485,000
Mobile County Board of School Commissioners, 5.000%, 3/1/2027, Call 3/1/2026	4,015,000	4,628,452
Pell City Special Care Facilities, 5.000%, 12/1/2025, Call 12/1/2021	4,000,000	4,349,520
UAB Medicine Finance Authority:
5.000%, 9/1/2036, Call 3/1/2027	2,340,000	2,686,741
5.000%, 9/1/2037, Call 3/1/2027	2,030,000	2,325,669
5.000%, 9/1/2041, Call 3/1/2027	1,020,000	1,163,412
Wilsonville Industrial Development Board, 1.170%, 1/1/2024, Call 3/1/2018 (9)	6,220,000	6,220,000
		33,470,944

Alaska — 0.6%
Alaska Housing Finance Corp.:
5.000%, 12/1/2027, Call 6/1/2022	1,065,000	1,200,926
5.000%, 12/1/2027, Call 6/1/2022	310,000	342,352
5.000%, 12/1/2028, Call 12/1/2024	2,500,000	2,849,100
5.000%, 6/1/2029, Call 12/1/2024	1,000,000	1,137,000
Alaska Municipal Bond Bank Authority, AMBAC:
5.100%, 4/1/2033, Call 4/1/2018	165,000	165,521
5.100%, 4/1/2033, Call 4/1/2018	35,000	35,112
Borough of Matanuska-Susitna:
5.000%, 11/1/2022	500,000	565,275
5.000%, 4/1/2031, Call 4/1/2021	150,000	164,793
Borough of North Slope, 5.000%, 6/30/2024, Call 6/1/2021	1,020,000	1,124,173
City of Anchorage, NATL-RE, 5.000%, 12/1/2024, Call 4/2/2018	305,000	305,878
City of Valdez, 5.000%, 1/1/2021	1,190,000	1,285,676
		9,175,806

Arizona — 2.7%
Arizona Department of Transportation State Highway, 5.250%, 7/1/2029, Call 7/1/2021	3,000,000	3,337,170
Arizona Health Facilities Authority:
2.940% (SIFMA Municipal Swap Index Yield+185 basis points), 2/5/2020, Call 8/9/2019 (10)	4,500,000	4,565,385
5.000%, 2/1/2022	1,000,000	1,100,090
Arizona Industrial Development Authority:
5.000%, 3/1/2037, Call 9/1/2027 (5)	1,250,000	1,256,575
5.000%, 3/1/2042, Call 9/1/2027 (5)	1,000,000	1,000,000
Arizona Sports & Tourism Authority, 4.000%, 7/1/2018	765,000	770,294
Arizona State University, 6.250%, 7/1/2028, Call 7/1/2018	1,050,000	1,066,884
Arizona Transportation Board:
5.000%, 7/1/2022, Call 7/1/2020	1,260,000	1,359,099
5.000%, 7/1/2023, Call 7/1/2020	1,405,000	1,515,503
City of Goodyear, 5.125%, 7/1/2025, Call 7/1/2020	345,000	370,813
City of Peoria, 4.000%, 7/1/2019	515,000	531,892
City of Tucson, AGM, 5.000%, 7/1/2020	500,000	536,940
County of Pima, 5.000%, 7/1/2027, Call 7/1/2022	1,450,000	1,619,331
Gilbert Public Facilities Municipal Property Corp., 5.500%, 7/1/2026, Call 7/1/2019	825,000	868,741
Glendale Industrial Development Authority, 5.000%, 5/15/2023, Call 5/15/2020	500,000	535,175
Greater Arizona Development Authority, NATL-RE, 5.000%, 8/1/2027, Call 4/2/2018	155,000	155,453

Industrial Development Authority of the City of Phoenix:
3.000%, 7/1/2020 (5)	425,000	421,681
5.000%, 7/1/2031, Call 7/1/2026 (5)	3,000,000	3,178,530
Industrial Development Authority of the County of Pima, 4.950%, 10/1/2020	2,000,000	2,147,640
La Paz County Industrial Development Authority, 5.000%, 2/15/2046, Call 2/15/2026 (5)	1,000,000	1,032,420
Maricopa County Elementary School District No. 33 Buckeye, 5.250%, 7/1/2018	365,000	369,559
Maricopa County Industrial Development Authority:
4.000%, 1/1/2019	200,000	204,494
5.000%, 7/1/2036, Call 7/1/2026	750,000	799,365
5.000%, 7/1/2036, Call 7/1/2026 (5)	1,225,000	1,262,791
Maricopa County Unified School District No. 60 Higley, AGM:
5.000%, 7/1/2023	1,000,000	1,134,690
5.000%, 7/1/2024	575,000	661,934
Phoenix Civic Improvement Corp.:
5.000%, 7/1/2019	615,000	642,158
5.000%, 7/1/2020, Call 7/1/2018	600,000	607,386
5.000%, 7/1/2026, Call 7/1/2020	1,050,000	1,131,322
Phoenix Civic Improvement Corp., BHAC, 5.500%, 7/1/2027 (13)	500,000	599,700
Phoenix Civic Improvement Corp., NATL-RE FGIC:
5.500%, 7/1/2021 (13)	555,000	615,378
5.500%, 7/1/2036 (13)	530,000	661,806
Pima County Industrial Development Authority, 6.375%, 7/1/2028, Call 7/1/2018	240,000	243,958
Rio Nuevo Multipurpose Facilities District, AGC, 6.000%, 7/15/2020, Call 7/15/2018	240,000	244,138
Salt Verde Financial Corp., 5.250%, 12/1/2022	110,000	123,668
Scottsdale Industrial Development Authority, 5.000%, 9/1/2018	250,000	254,318
State of Arizona, AGM:
5.000%, 10/1/2023, Call 4/1/2020	1,000,000	1,064,830
5.250%, 10/1/2024, Call 10/1/2019	5,000,000	5,271,550
Town of Marana, 5.000%, 7/1/2023	450,000	510,854
University Medical Center Corp., 5.000%, 7/1/2021	425,000	467,895
University of Arizona, 5.000%, 8/1/2026, Call 8/1/2021	455,000	498,716
		44,740,126

Arkansas — 1.4%
Arkansas Development Finance Authority:
1.900%, 9/1/2044, Call 3/1/2018 (9)	3,650,000	3,650,000
5.000%, 2/1/2020	255,000	270,032
5.000%, 2/1/2021	315,000	341,334
5.000%, 2/1/2022	150,000	165,309
Arkansas Development Finance Authority, GNMA/FNMA:
4.000%, 1/1/2025, Call 7/1/2021	205,000	214,295
4.000%, 7/1/2025, Call 7/1/2021	440,000	458,946
Arkansas State University:
4.000%, 3/1/2021	390,000	411,766
4.000%, 3/1/2022	1,140,000	1,215,856
4.000%, 3/1/2023	985,000	1,060,727
City of Fayetteville, 3.300%, 11/1/2023	2,985,000	3,134,489
City of Maumelle, 2.600%, 3/1/2030, Call 3/1/2022	755,000	749,926
City of Springdale:
3.000%, 11/1/2021	1,000,000	1,034,430
5.000%, 11/1/2028, Call 11/1/2022	1,000,000	1,119,200
City of Stuttgart, AGM, 3.800%, 6/1/2042, Call 6/1/2020	1,140,000	1,141,904
Conway Health Facilities Board, 4.250%, 8/1/2021	605,000	620,960
County of Greene, AGM:
4.000%, 3/1/2019, Call 4/2/2018	840,000	841,562
4.000%, 3/1/2020, Call 4/2/2018	1,430,000	1,432,817
Henderson State University, BAM:
5.000%, 11/1/2022	905,000	1,012,025
5.000%, 11/1/2023, Call 11/1/2022	860,000	960,895
University of Arkansas:
5.000%, 12/1/2021	300,000	334,167
5.000%, 12/1/2022	520,000	589,540
5.000%, 12/1/2023, Call 12/1/2022	500,000	567,350
5.000%, 11/1/2030, Call 11/1/2024	1,000,000	1,150,560
		22,478,090

California — 6.6%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	515,000	554,274

Abag Finance Authority for Nonprofit Corps., CMI, 5.000%, 4/1/2020	1,000,000	1,069,080
ABC Unified School District, MBIA, 5.000%, 2/1/2021	1,250,000	1,363,412
Alvord Unified School District, AGM, 0.000%, 8/1/2046, Call 8/1/2036 (13)	1,150,000	1,093,616
Anaheim Public Financing Authority, 5.000%, 10/1/2030, Call 4/1/2019	225,000	233,876
Bay Area Toll Authority, 2.340% (SIFMA Municipal Swap Index Yield+125 basis points), 4/1/2027, Call 10/1/2026 (10)	5,000,000	5,203,650
BB&T Municipal Trust, 1.890% (SIFMA Municipal Swap Index Yield+80 basis points), 11/15/2019 (5) (10)	862,355	864,786
Bellevue Union School District, AGM:
0.000%, 8/1/2030	585,000	378,881
0.000%, 8/1/2031	615,000	379,578
Bonita Unified School District, 5.500%, 8/1/2035, Call 8/1/2021	940,000	1,058,976
Burbank Unified School District, 0.000%, 8/1/2031, Call 2/1/2025 (13)	1,325,000	1,151,173
California County Tobacco Securitization Agency, 4.000%, 6/1/2029, Call 4/2/2018	4,240,000	4,243,901
California Health Facilities Financing Authority:
5.000%, 7/1/2037, Call 7/1/2023	2,000,000	2,227,940
5.000%, 8/15/2042, Call 8/15/2027	1,000,000	1,118,110
California Health Facilities Financing Authority, NATL-RE, 2.049%, 7/1/2022, Call 3/1/2018 (9) (11)	1,600,000	1,546,512
California Infrastructure & Economic Development Bank, 1.750%, 6/1/2022 (9)	1,000,000	969,890
California Municipal Finance Authority, 5.000%, 2/1/2042, Call 2/1/2027	1,500,000	1,639,725
California State Public Works Board, 5.000%, 4/1/2037, Call 4/1/2022	1,000,000	1,102,520
California Statewide Communities Development Authority:
5.000%, 12/1/2031, Call 6/1/2026 (5)	1,000,000	1,086,430
5.000%, 12/1/2046, Call 6/1/2026 (5)	1,000,000	1,056,610
California Statewide Communities Development Authority, NATL-RE, 5.125%, 7/1/2024, Call 7/1/2018	1,500,000	1,519,590
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2021	850,000	944,835
City of Fairfield, XLCA, 0.000%, 4/1/2022	1,205,000	1,095,429
City of Madera:
5.750%, 1/1/2026, Call 1/1/2020	1,550,000	1,669,350
6.500%, 1/1/2040, Call 1/1/2020	1,280,000	1,394,611
County of Los Angeles, 0.000%, 9/1/2018	750,000	745,073
County of Los Angeles, AMBAC, 0.000%, 9/1/2020	600,000	572,892
County of San Joaquin, 5.000%, 4/1/2022	350,000	390,796
Delhi Unified School District, AMBAC, 0.000%, 8/1/2019	250,000	237,888
Duarte Unified School District, 5.125%, 8/1/2026 (13)	585,000	705,294
El Centro Financing Authority, AGM:
4.000%, 10/1/2021	460,000	495,765
5.000%, 10/1/2022	580,000	657,418
5.000%, 10/1/2023	800,000	922,008
Encinitas Union School District, 0.000%, 8/1/2035, Call 8/1/2032 (13)	500,000	545,790
Escondido Union High School District, 0.000%, 8/1/2032, Call 8/1/2025 (13)	1,250,000	1,276,412
Escondido Union High School District, AGC, 0.000%, 8/1/2031	480,000	302,971
Fresno Joint Powers Financing Authority, AGM, 5.000%, 4/1/2033, Call 4/1/2027	1,000,000	1,145,940
Fresno Unified School District, 0.000%, 8/1/2034, Call 8/1/2021	1,045,000	400,005
Fresno Unified School District, MBIA, 6.000%, 8/1/2026	2,890,000	3,439,678
Golden State Tobacco Securitization Corp.:
5.000%, 6/1/2028, Call 6/1/2027	1,000,000	1,150,830
5.000%, 6/1/2029, Call 6/1/2027	1,000,000	1,144,770
Hacienda La Puente Unified School District, AGM:
5.000%, 6/1/2022	400,000	449,136
5.000%, 6/1/2023	400,000	456,484
5.000%, 6/1/2024	775,000	897,559
5.000%, 6/1/2025	425,000	496,243
Imperial Community College District, AGC, 0.000%, 8/1/2028	330,000	235,646
Imperial County Local Transportation Authority, 5.000%, 6/1/2032, Call 6/1/2022	2,000,000	2,198,520
Jefferson School District/San Joaquin County, 0.000%, 8/1/2029, Call 8/1/2024	170,000	108,678
Jurupa Community Services District, 5.000%, 9/1/2029, Call 9/1/2020	375,000	404,940
Lakeside Union School District/San Diego County, AGC, 0.000%, 9/1/2027	295,000	213,176
Long Beach Bond Finance Authority:
5.000%, 11/1/2025, Call 11/1/2021	1,000,000	1,108,440
5.000%, 11/1/2030, Call 11/1/2021	1,750,000	1,936,497
Lynwood Unified School District, AGM:
5.000%, 8/1/2024, Call 8/1/2023	620,000	708,133
5.000%, 8/1/2025, Call 8/1/2023	760,000	870,542
McKinleyville Union School District, AGM, 0.000%, 8/1/2041, Call 8/1/2026 (13)	165,000	170,767

McKinleyville Union School District, BAM:
0.000%, 8/1/2036, Call 8/1/2021	1,200,000	520,560
0.000%, 8/1/2037, Call 8/1/2021	1,980,000	808,117
Mendocino-Lake Community College District, AGM, 5.600%, 8/1/2031, Call 8/1/2026 (13)	300,000	363,324
Midpeninsula Regional Open Space District, 5.000%, 9/1/2029, Call 9/1/2022	2,000,000	2,277,140
Modesto Irrigation District, 5.000%, 7/1/2021	500,000	553,880
Mount Diablo Unified School District, AGM, 0.000%, 8/1/2035, Call 8/1/2025 (13)	2,125,000	1,983,687
Murrieta Valley Unified School District Public Financing Authority, NATL-RE FGIC, 0.000%, 9/1/2020	500,000	477,765
Northern California Gas Authority No. 1:
1.765% (LIBOR 3 Month+63 basis points), 7/1/2019 (10)	3,000,000	3,002,850
1.855% (LIBOR 3 Month+72 basis points), 7/1/2027 (10)	1,915,000	1,850,905
Northern California Power Agency:
5.000%, 7/1/2031, Call 7/1/2022	500,000	555,980
5.000%, 7/1/2032, Call 7/1/2022	700,000	776,846
Orchard School District, NATL-RE FGIC, 0.000%, 8/1/2023	590,000	519,625
Pasadena Public Financing Authority, 0.000%, 3/1/2029	2,000,000	1,395,420
Porterville Unified School District Facilities Improvement District, AGM, 0.000%, 8/1/2034, Call 4/2/2018	1,500,000	677,865
Roseville Joint Union High School District, 0.000%, 8/1/2022	305,000	274,515
Sacramento Redevelopment Agency Successor Agency, BAM:
5.000%, 12/1/2027, Call 12/1/2025	235,000	273,618
5.000%, 12/1/2028, Call 12/1/2025	425,000	491,619
5.000%, 12/1/2030, Call 12/1/2025	1,000,000	1,148,470
5.000%, 12/1/2031, Call 12/1/2025	2,000,000	2,290,960
San Francisco City & County Airport Commission:
5.000%, 5/1/2024, Call 5/1/2021	745,000	819,314
5.000%, 5/1/2024, Call 5/1/2021	295,000	324,665
San Jose Financing Authority, 5.000%, 6/1/2039, Call 6/1/2023	1,435,000	1,600,613
San Jose International Airport:
5.000%, 3/1/2041, Call 3/1/2027 (15)	1,000,000	1,123,950
5.000%, 3/1/2042, Call 3/1/2027	1,665,000	1,897,700
San Jose Unified School District, NATL, 0.000%, 8/1/2027	1,495,000	1,134,780
San Miguel Joint Union Elementary School District, AGM:
0.000%, 6/15/2020	415,000	392,084
0.000%, 6/15/2021	490,000	448,228
0.000%, 6/15/2022	505,000	446,375
Santa Ana Unified School District, 0.000%, 8/1/2021	500,000	464,170
Santa Ana Unified School District, AGM, 5.500%, 8/1/2030, Call 8/1/2018	930,000	946,526
Santa Barbara County College Elementary School District:
0.000%, 8/1/2027	365,000	273,735
0.000%, 8/1/2031	470,000	295,879
State of California:
5.250%, 9/1/2025, Call 9/1/2021	2,045,000	2,289,746
6.000%, 3/1/2033, Call 3/1/2020	1,550,000	1,683,532
Tahoe Forest Hospital District:
5.500%, 8/1/2027, Call 8/1/2018	1,345,000	1,369,075
5.500%, 8/1/2035, Call 8/1/2018	1,000,000	1,017,900
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 5/1/2018 (9)	1,365,000	1,366,829
Vallejo City Unified School District, MBIA, 5.900%, 8/1/2025	1,225,000	1,431,878
Walnut Creek Elementary School District Contra Costa County, 0.000%, 9/1/2023	1,560,000	1,355,687
Watereuse Finance Authority, BAM, 5.500%, 5/1/2036, Call 5/1/2024	2,635,000	3,065,875
West Contra Costa Unified School District, AGM NATL-RE FGIC, 0.000%, 8/1/2025	310,000	250,964
West Kern Water District, 5.000%, 6/1/2028, Call 6/1/2021	2,000,000	2,194,960
Westminster School District, BAM, 0.000%, 8/1/2048, Call 8/1/2023	7,045,000	1,095,004
Whittier Union High School District, 0.000%, 8/1/2034, Call 8/1/2019	500,000	189,105
Windsor Unified School District, AGM:
0.000%, 8/1/2020	105,000	100,531
0.000%, 8/1/2023	240,000	209,796
0.000%, 8/1/2024, Call 8/1/2023	330,000	276,675
0.000%, 8/1/2025, Call 8/1/2023	270,000	214,888
0.000%, 8/1/2026, Call 8/1/2023	330,000	248,081
0.000%, 8/1/2028, Call 8/1/2023	420,000	281,459
Yosemite Community College District, AGM, 5.000%, 8/1/2032, Call 8/1/2018	75,000	76,172
		108,484,368

Colorado — 2.6%
Adams & Arapahoe Joint School District 28J Aurora, SAW, 5.000%, 12/1/2031, Call 12/1/2026	5,000,000	5,831,100

Adams County School District No. 14, SAW:
5.000%, 12/1/2024	500,000	580,515
5.000%, 12/1/2026, Call 12/1/2024	355,000	415,787
5.000%, 12/1/2027, Call 12/1/2024	500,000	583,910
City & County of Denver, 5.000%, 11/15/2021	500,000	555,535
Colorado Educational & Cultural Facilities Authority:
1.120%, 7/1/2033, Call 3/1/2018 (9)	6,000,000	6,000,000
4.000%, 12/15/2025 (5)	535,000	553,714
5.000%, 9/1/2020 (13)	1,060,000	1,141,927
5.000%, 9/1/2021 (13)	865,000	951,612
5.000%, 10/1/2030, Call 10/1/2025	1,250,000	1,394,125
Colorado Health Facilities Authority:
1.730%, 7/1/2034, Call 7/1/2019 (5) (9)	3,325,000	3,325,000
3.125%, 5/15/2027, Call 5/15/2020	250,000	247,328
4.500%, 2/1/2020	455,000	474,151
5.000%, 9/1/2018	530,000	539,233
5.000%, 9/1/2019	560,000	586,947
5.000%, 2/1/2021	475,000	509,827
5.000%, 9/1/2022	750,000	838,088
5.000%, 12/1/2023	215,000	242,864
5.000%, 2/1/2024	420,000	471,244
5.000%, 6/1/2047, Call 6/1/2027	1,000,000	1,083,040
5.250%, 1/1/2025, Call 1/1/2020	460,000	487,752
5.250%, 5/15/2037, Call 5/15/2027	1,000,000	1,107,570
Commerce City Northern Infrastructure General Improvement District, AGM:
5.000%, 12/1/2020	785,000	852,015
5.000%, 12/1/2021	725,000	803,126
5.000%, 12/1/2022	1,185,000	1,333,184
County of Boulder, 5.000%, 12/1/2025, Call 12/1/2020	475,000	514,487
Denver City & County School District No. 1, SAW, 5.000%, 12/1/2032, Call 12/1/2022	1,500,000	1,709,355
Denver Convention Center Hotel Authority:
5.000%, 12/1/2033, Call 12/1/2026	1,000,000	1,129,010
5.000%, 12/1/2034, Call 12/1/2026	1,000,000	1,124,160
Denver Health & Hospital Authority, 5.500%, 12/1/2019	1,195,000	1,243,589
Park Creek Metropolitan District, 5.000%, 12/1/2030, Call 12/1/2025	1,895,000	2,148,172
Public Authority for Colorado Energy, 5.750%, 11/15/2018	195,000	200,487
Rangely Hospital District, 6.000%, 11/1/2026, Call 11/1/2021	2,000,000	2,220,560
Weld County School District No. RE-7 Platte Valley, SAW, 4.000%, 12/1/2023, Call 12/1/2020	1,140,000	1,209,745
		42,409,159

Connecticut — 1.2%
City of New Haven, AGM, 5.000%, 8/1/2023	2,060,000	2,290,535
Connecticut Housing Finance Authority:
1.090%, 11/15/2045, Call 3/1/2018 (9)	3,950,000	3,950,000
3.600%, 11/15/2030, Call 11/15/2024	305,000	305,921
Connecticut State Health & Educational Facility Authority:
2.875%, 9/1/2020, Call 4/2/2018 (5)	450,000	450,099
3.250%, 9/1/2021, Call 4/2/2018 (5)	700,000	700,105
State of Connecticut:
5.000%, 3/15/2027, Call 3/15/2026	2,155,000	2,423,060
5.000%, 4/15/2034, Call 4/15/2027	3,000,000	3,306,750
University of Connecticut:
5.000%, 3/15/2032, Call 3/15/2026	2,000,000	2,229,300
5.000%, 1/15/2033, Call 1/15/2027	4,000,000	4,463,640
		20,119,410

Delaware — 0.5%
City of Wilmington, 5.000%, 10/1/2025, Call 10/1/2023	3,715,000	4,256,313
Delaware State Economic Development Authority, 5.000%, 6/1/2036, Call 6/1/2026	1,500,000	1,513,005
Delaware State Housing Authority:
5.000%, 1/1/2026, Call 7/1/2019 (15)	200,000	205,220
5.200%, 7/1/2029, Call 7/1/2018	785,000	789,898
Sustainable Energy Utility, Inc., 5.000%, 9/15/2034, Call 9/15/2021	1,580,000	1,733,655
		8,498,091

District of Columbia — 0.4%
District of Columbia:
5.000%, 10/1/2025, Call 10/1/2021	1,865,000	2,017,706

5.000%, 6/1/2036, Call 6/1/2026	2,500,000	2,753,325
5.000%, 12/1/2036, Call 12/1/2021	500,000	550,645
Washington Convention & Sports Authority, 5.000%, 10/1/2030, Call 10/1/2027 (12)	1,500,000	1,746,555
		7,068,231

Florida — 5.8%
Central Florida Expressway Authority, 5.000%, 7/1/2039, Call 7/1/2027	1,000,000	1,142,430
Citizens Property Insurance Corp., 5.000%, 6/1/2019	2,615,000	2,724,961
City of Boynton Beach, AGM, 5.000%, 11/1/2027, Call 11/1/2021	1,000,000	1,104,700
City of Fort Pierce, AGC, 5.875%, 9/1/2028, Call 9/1/2018	1,000,000	1,021,790
City of Gainesville, 1.120%, 10/1/2026, Call 3/1/2018 (9)	8,010,000	8,010,000
City of Gulf Breeze, 5.000%, 12/1/2023, Call 12/1/2020	2,000,000	2,166,820
City of Jacksonville, 1.180%, 5/1/2029, Call 3/1/2018 (9)	1,600,000	1,600,000
City of Lakeland, AGM, 5.250%, 10/1/2028	1,250,000	1,542,925
City of North Port, 5.000%, 7/1/2022	200,000	222,830
City of Orlando, AGM:
5.000%, 11/1/2034, Call 11/1/2027	1,000,000	1,138,760
5.000%, 11/1/2035, Call 11/1/2027	1,000,000	1,134,330
5.000%, 11/1/2036, Call 11/1/2027	1,000,000	1,131,680
City of Port St. Lucie, AGC, 6.250%, 9/1/2027, Call 9/1/2018	500,000	512,225
City of Sunrise, 4.000%, 10/1/2019	540,000	560,660
City of Sunrise, NATL-RE:
0.000%, 10/1/2019	905,000	880,140
0.000%, 10/1/2020	975,000	929,984
0.000%, 10/1/2021	175,000	162,964
City of Tallahassee:
5.000%, 12/1/2026, Call 12/1/2025	450,000	506,813
5.000%, 12/1/2027, Call 12/1/2025	400,000	447,872
City of Tampa, 5.250%, 11/15/2026, Call 5/15/2020	2,000,000	2,160,060
City of Tampa, AMBAC, 0.000%, 4/1/2021	460,000	430,017
Columbia County School Board, 5.000%, 7/1/2026, Call 7/1/2025	495,000	572,378
County of Broward:
5.000%, 10/1/2026, Call 10/1/2025 (15)	750,000	865,853
5.000%, 10/1/2031, Call 10/1/2025 (15)	1,000,000	1,129,620
County of Broward, AGM, 5.000%, 4/1/2033, Call 4/1/2023 (15)	740,000	801,265
County of Lee, 5.000%, 10/1/2029, Call 10/1/2022	2,000,000	2,235,300
County of Manatee, 1.170%, 9/1/2024, Call 3/1/2018 (9)	1,400,000	1,400,000
County of Martin, 1.150%, 7/15/2022, Call 3/1/2018 (9)	1,300,000	1,300,000
County of Miami-Dade:
4.000%, 10/1/2035, Call 10/1/2027	2,500,000	2,609,225
5.000%, 10/1/2025, Call 10/1/2024	800,000	926,432
5.000%, 10/1/2033, Call 10/1/2025	2,000,000	2,272,280
5.000%, 10/1/2040, Call 10/1/2027 (15)	1,500,000	1,677,870
5.250%, 10/1/2029, Call 10/1/2023	100,000	114,576
5.500%, 10/1/2026, Call 10/1/2020	450,000	493,947
5.500%, 10/1/2026, Call 10/1/2020	1,450,000	1,585,430
County of Miami-Dade, AGC:
0.000%, 10/1/2021	610,000	555,124
5.000%, 10/1/2029, Call 10/1/2019	400,000	420,688
County of Miami-Dade, BHAC, 6.000%, 10/1/2023, Call 10/1/2018	1,000,000	1,027,080
County of Orange, 5.000%, 1/1/2027, Call 1/1/2022	5,810,000	6,429,114
County of St. Johns, AGM:
5.000%, 10/1/2020	1,625,000	1,754,236
5.000%, 10/1/2021	1,110,000	1,224,896
Dupree Lakes Community Development District, BAM:
3.000%, 5/1/2018	230,000	230,524
3.000%, 5/1/2019	190,000	192,744
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2032, Call 1/1/2025	1,445,000	1,627,937
Florida HomeLoan Corp., GNMA/FHLMC/FNMA, 5.000%, 7/1/2028, Call 1/1/2020	145,000	146,953
Florida HomeLoan Corp., GNMA/FNMA/FHLMC, 4.450%, 1/1/2030, Call 7/1/2021	335,000	347,686
Halifax Hospital Medical Center:
5.000%, 6/1/2026	1,525,000	1,753,521
5.000%, 6/1/2027, Call 6/1/2026	1,295,000	1,460,734
Lee County Industrial Development Authority, 5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,170,040
Lee County School Board, 5.000%, 8/1/2028, Call 8/1/2024	2,500,000	2,860,250
Miami-Dade County Educational Facilities Authority, 5.000%, 4/1/2031, Call 4/1/2025	2,000,000	2,256,140
Miami-Dade County Industrial Development Authority, 1.170%, 6/1/2021, Call 3/1/2018 (9)	1,700,000	1,700,000

Orange County Health Facilities Authority, 5.250%, 10/1/2035, Call 10/1/2018	440,000	449,887
Polk County Housing Finance Authority, GNMA, 5.000%, 9/1/2029, Call 8/1/2020	150,000	159,756
Sarasota County Health Facilities Authority:
5.000%, 1/1/2030, Call 1/1/2025	750,000	829,620
5.000%, 1/1/2031, Call 1/1/2025	935,000	1,028,855
5.000%, 1/1/2037, Call 1/1/2024	1,000,000	1,091,800
School Board of Miami-Dade County, 1.320%, 3/1/2018 (5) (9)	3,855,000	3,855,000
Southeast Overtown Park West Community Redevelopment Agency, 5.000%, 3/1/2018 (5)	2,405,000	2,405,000
St. Lucie County School Board, AGM, 5.000%, 7/1/2022, Call 7/1/2021	2,500,000	2,715,150
Sumter County Industrial Development Authority:
4.000%, 7/1/2019	1,000,000	1,029,040
5.000%, 7/1/2020	500,000	535,595
Tampa-Hillsborough County Expressway Authority, 4.000%, 7/1/2042, Call 7/1/2028	4,000,000	4,115,960
Town of Davie:
5.000%, 4/1/2019	75,000	77,474
5.000%, 4/1/2021	615,000	665,436
5.000%, 4/1/2022	830,000	913,050
Volusia County Educational Facility Authority, AGM, 5.000%, 10/15/2029, Call 10/15/2021	730,000	812,030
		94,357,457
Georgia — 3.2%
Carroll City-County Hospital Authority, County Guarantee:
5.000%, 7/1/2023, Call 7/1/2020	1,185,000	1,275,368
5.000%, 7/1/2023, Call 7/1/2020	1,605,000	1,719,003
5.000%, 7/1/2024, Call 7/1/2020	695,000	748,001
5.000%, 7/1/2024, Call 7/1/2020	945,000	1,010,999
City of Atlanta Department of Aviation:
5.000%, 1/1/2031, Call 1/1/2024	1,000,000	1,138,310
5.000%, 1/1/2032, Call 1/1/2024	2,500,000	2,841,425
5.000%, 1/1/2033, Call 1/1/2024	1,000,000	1,135,400
5.000%, 1/1/2034, Call 1/1/2024	1,000,000	1,134,240
City of Atlanta, NATL-RE FGIC, 5.500%, 11/1/2022	1,000,000	1,120,770
Cobb County Kennestone Hospital Authority, 5.000%, 4/1/2031, Call 4/1/2021	3,000,000	3,197,070
Floyd County Hospital Authority, County Guarantee:
5.000%, 7/1/2020	1,335,000	1,432,909
5.000%, 7/1/2021	1,155,000	1,265,753
5.000%, 7/1/2027, Call 7/1/2022	1,250,000	1,365,237
Fulton County Development Authority, 5.250%, 3/15/2024, Call 3/15/2019	1,120,000	1,161,250
Gainesville & Hall County Development Authority:
5.000%, 3/1/2027	750,000	815,062
5.000%, 3/1/2037, Call 3/1/2027	500,000	523,225
5.000%, 3/1/2047, Call 3/1/2027	3,000,000	3,105,390
Gainesville & Hall County Hospital Authority:
5.000%, 2/15/2036, Call 2/15/2027	1,500,000	1,670,685
5.000%, 2/15/2037, Call 2/15/2027	2,000,000	2,222,700
5.000%, 2/15/2042, Call 2/15/2027	3,000,000	3,311,700
Glynn-Brunswick Memorial Hospital Authority, 5.000%, 8/1/2043, Call 8/1/2027	1,000,000	1,092,540
Jefferson City School District, SAW, 5.250%, 2/1/2029, Call 2/1/2021	1,350,000	1,484,041
Main Street Natural Gas, Inc.:
1.808% (LIBOR 1 Month+75 basis points), 9/1/2023, Call 6/1/2023 (10)	2,500,000	2,508,625
5.250%, 9/15/2018	250,000	254,838
Private Colleges & Universities Authority, 5.000%, 10/1/2020	575,000	615,164
RBC Municipal Products, Inc. Trust, 1.150%, 10/1/2021, Call 3/1/2018 (5) (9)	4,000,000	4,000,000
Richmond County Hospital Authority:
5.250%, 1/1/2029, Call 1/1/2019	1,150,000	1,185,535
5.375%, 1/1/2029, Call 1/1/2019	940,000	970,014
South Fulton Municipal Regional Water & Sewer Authority, BAM:
5.000%, 1/1/2023	800,000	897,024
5.000%, 1/1/2024	1,000,000	1,138,310
5.000%, 1/1/2025, Call 1/1/2024	700,000	801,731
South Regional Joint Development Authority, 5.250%, 8/1/2023	25,000	28,379
Spalding County, 6.125%, 9/1/2028, Call 9/1/2018	700,000	716,688
Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.000%, 10/1/2025, Call 10/1/2021	2,940,000	3,219,535
Winder-Barrow Industrial Building Authority, AGM, 5.000%, 12/1/2029, Call 12/1/2021	1,000,000	1,099,020
		52,205,941

Guam — 0.1%
Territory of Guam:
5.000%, 12/1/2030, Call 12/1/2026	1,000,000	1,107,480
5.000%, 12/1/2031, Call 12/1/2026	1,000,000	1,105,110
		2,212,590

Hawaii — 0.1%
City & County of Honolulu:
5.000%, 10/1/2022	500,000	566,740
5.000%, 10/1/2023	500,000	575,405
		1,142,145

Idaho — 0.3%
Boise-Kuna Irrigation District:
5.875%, 6/1/2022, Call 6/1/2018	200,000	202,230
7.375%, 6/1/2034, Call 6/1/2018	340,000	345,002
Canyon County School District No. 131 Nampa, School Bond Gty, 5.000%, 9/15/2023	1,000,000	1,145,750
Idaho Health Facilities Authority, 6.500%, 11/1/2023, Call 11/1/2018	515,000	531,526
Idaho Housing & Finance Association, AGC, 5.250%, 7/15/2026, Call 7/15/2018	2,965,000	3,007,963
		5,232,471

Illinois — 15.5%
Bureau County Township High School District No. 502, BAM, 6.625%, 10/1/2043, Call 12/1/2023	3,400,000	4,218,312
Chicago Board of Education, 6.000%, 4/1/2046, Call 4/1/2027	1,500,000	1,757,025
Chicago Board of Education, NATL:
0.000%, 12/1/2022	365,000	305,410
5.250%, 12/1/2021	1,000,000	1,072,160
Chicago Board of Education, NATL-RE, 5.000%, 12/1/2019	70,000	72,545
Chicago O’Hare International Airport:
5.000%, 1/1/2026, Call 1/1/2025 (15)	1,500,000	1,708,815
5.000%, 1/1/2031, Call 1/1/2025 (15)	1,000,000	1,116,110
5.000%, 1/1/2039, Call 1/1/2027	2,000,000	2,268,360
Chicago O’Hare International Airport, AGC, 5.250%, 1/1/2026, Call 1/1/2020	775,000	821,035
Chicago Park District:
5.000%, 1/1/2023, Call 1/1/2022	1,060,000	1,175,021
5.000%, 1/1/2025, Call 7/1/2020	230,000	243,791
5.000%, 1/1/2026, Call 1/1/2021	730,000	778,516
5.000%, 1/1/2028, Call 1/1/2024	2,500,000	2,755,825
5.000%, 11/15/2029, Call 11/15/2018	130,000	133,398
5.000%, 1/1/2031, Call 1/1/2026	1,790,000	1,981,476
5.000%, 1/1/2040, Call 1/1/2026	1,000,000	1,081,270
Chicago Transit Authority, 5.000%, 12/1/2046, Call 12/1/2026	3,000,000	3,210,270
Chicago Transit Authority, AGC:
5.250%, 6/1/2019, Call 6/1/2018	375,000	378,701
5.250%, 6/1/2022, Call 6/1/2018	3,250,000	3,282,077
City of Chicago:
5.000%, 11/1/2025	2,000,000	2,282,260
5.000%, 11/1/2027, Call 11/1/2026	2,500,000	2,827,950
5.000%, 11/1/2027, Call 11/1/2026	1,000,000	1,131,180
5.000%, 11/1/2028, Call 11/1/2026	1,000,000	1,127,960
5.000%, 11/1/2029, Call 11/1/2026	1,000,000	1,123,150
5.000%, 1/1/2031, Call 1/1/2025	3,715,000	4,057,857
5.000%, 1/1/2032, Call 1/1/2027	2,000,000	2,205,340
5.000%, 1/1/2033, Call 1/1/2027	3,000,000	3,288,990
5.000%, 1/1/2039, Call 1/1/2025	500,000	537,330
6.000%, 1/1/2038, Call 1/1/2027	10,000,000	11,355,500
City of Chicago, AGM:
5.000%, 11/1/2027, Call 11/1/2018	140,000	143,363
5.000%, 11/1/2027, Call 11/1/2018	60,000	61,393
City of Springfield:
5.000%, 12/1/2022	905,000	998,396
5.000%, 3/1/2028, Call 3/1/2025	1,000,000	1,123,370
5.000%, 3/1/2029, Call 3/1/2025	1,000,000	1,118,690
Cook County Community Consolidated School District No. 65 Evanston:
0.000%, 12/1/2027, Call 12/1/2024	300,000	205,569
0.000%, 12/1/2029, Call 12/1/2024	400,000	244,700
0.000%, 12/1/2030, Call 12/1/2024	1,130,000	656,327

0.000%, 12/1/2031, Call 12/1/2024	1,500,000	824,955
Cook County School District No. 103 Lyons, AGM, 0.000%, 12/1/2021	850,000	765,042
Cook County School District No. 124 Evergreen Park, BAM, 4.000%, 12/1/2020	450,000	470,241
Cook County School District No. 144 Prairie Hills, AGM:
0.000%, 12/1/2028	2,830,000	1,789,607
0.000%, 12/1/2029	2,580,000	1,554,450
Cook County School District No. 83 Mannheim, 5.625%, 6/1/2033	2,980,000	3,425,093
Cook County Township High School District No. 201 J Sterling Morton, AMBAC, 0.000%, 12/1/2019	675,000	641,554
Cook County Township High School District No. 220 Reavis:
6.000%, 12/1/2030, Call 12/1/2023	1,000,000	1,182,720
6.000%, 12/1/2031, Call 12/1/2023	2,035,000	2,405,635
6.000%, 12/1/2032, Call 12/1/2023	2,160,000	2,569,925
6.000%, 6/1/2033, Call 12/1/2023	2,235,000	2,651,246
County of Cook:
5.000%, 11/15/2029, Call 11/15/2026	3,270,000	3,708,572
5.000%, 11/15/2031, Call 11/15/2026	2,000,000	2,252,060
5.250%, 11/15/2023, Call 11/15/2020	350,000	377,755
County of Cook, BAM, 5.000%, 11/15/2023	1,000,000	1,127,530
County of St. Clair:
5.250%, 10/1/2024, Call 10/1/2019	485,000	512,514
5.250%, 10/1/2024, Call 10/1/2019	215,000	227,128
5.250%, 10/1/2027, Call 10/1/2019	835,000	882,370
5.250%, 10/1/2027, Call 10/1/2019	315,000	332,769
5.500%, 1/1/2038, Call 1/1/2023	825,000	933,718
County of Will, 5.750%, 1/1/2023, Call 4/16/2018	545,000	546,848
DeKalb County Community Unit School District No. 424 Genoa-Kingston, AMBAC, 0.000%, 1/1/2020	600,000	572,598
DeKalb County Community Unit School District No. 428 DeKalb:
0.000%, 1/1/2025, Call 7/1/2020	400,000	296,904
0.000%, 1/1/2028, Call 7/1/2020	1,000,000	613,300
DeKalb, Kane & LaSalle Counties Etc Community College District No. 523 Kishwaukee, 0.000%, 2/1/2035, Call 2/1/2021	470,000	165,891
DuPage County School District No. 16 Queen Bee, NATL-RE FGIC, 0.000%, 11/1/2019	530,000	507,788
Frankfort Square Park District, AMBAC, 0.000%, 1/1/2022	670,000	576,991
Illinois Development Finance Authority, AGM:
0.000%, 1/1/2021	95,000	90,074
0.000%, 1/1/2021	160,000	149,762
Illinois Finance Authority:
2.500%, 5/15/2018	170,000	170,156
5.000%, 11/15/2023, Call 11/15/2022	215,000	239,914
5.000%, 8/15/2024	250,000	278,665
5.000%, 5/15/2025	1,000,000	1,090,730
5.000%, 11/15/2026, Call 11/15/2025	1,000,000	1,135,460
5.000%, 11/15/2027, Call 11/15/2025	500,000	563,740
5.000%, 11/1/2029, Call 11/1/2026	2,000,000	2,251,100
5.000%, 5/15/2030, Call 5/15/2025	1,000,000	1,051,120
5.000%, 11/1/2030, Call 11/1/2026	1,200,000	1,344,900
5.000%, 1/1/2036, Call 1/1/2027	2,000,000	2,163,380
5.000%, 12/1/2037, Call 12/1/2027	1,000,000	1,043,850
5.000%, 8/1/2042, Call 8/1/2027	580,000	620,409
5.000%, 8/1/2046, Call 8/1/2027	515,000	549,222
5.000%, 8/1/2047, Call 8/1/2027	750,000	799,237
5.000%, 12/1/2047, Call 12/1/2027	1,000,000	1,034,240
5.250%, 2/15/2030, Call 2/15/2020	250,000	267,273
6.000%, 10/1/2024, Call 10/1/2021	1,010,000	1,086,144
6.000%, 8/15/2041, Call 8/15/2021	2,665,000	2,962,521
6.875%, 10/1/2043, Call 10/1/2021	3,000,000	3,279,720
Illinois Finance Authority, AGC, 5.250%, 8/15/2019	250,000	263,160
Illinois Finance Authority, AGM:
0.000%, 1/1/2020	450,000	436,347
0.000%, 1/1/2020	500,000	479,760
5.150%, 1/1/2019	420,000	431,676
Illinois Housing Development Authority, GNMA/FNMA COLL, 2.450%, 6/1/2043, Call 1/1/2023	623,356	594,376
Illinois State Toll Highway Authority:
5.000%, 1/1/2028, Call 1/1/2023	1,000,000	1,122,740

5.000%, 1/1/2029, Call 1/1/2023	1,000,000	1,119,830
5.000%, 1/1/2030, Call 1/1/2026	1,000,000	1,152,180
5.000%, 12/1/2032, Call 1/1/2026	7,790,000	8,904,827
5.000%, 1/1/2042, Call 1/1/2028	2,000,000	2,254,720
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland, NATL-RE FGIC, 0.000%, 2/1/2023	5,450,000	4,662,802
Kane Cook & DuPage Counties School District No. U-46 Elgin, AMBAC:
0.000%, 1/1/2023	350,000	313,845
0.000%, 1/1/2023	650,000	560,248
Kane McHenry Cook & De Kalb Counties Unit School District No. 300:
5.000%, 1/1/2023	1,000,000	1,119,340
5.000%, 1/1/2024	1,000,000	1,133,660
5.000%, 1/1/2026, Call 1/1/2025	4,000,000	4,578,280
5.250%, 1/1/2033, Call 1/1/2023	900,000	1,010,619
Knox & Warren Counties Community Unit School District No. 205 Galesburg, 6.125%, 1/1/2036, Call 1/1/2021	1,435,000	1,566,776
Lake County School District No. 33, XLCA:
0.000%, 12/1/2026	525,000	351,482
0.000%, 12/1/2028	335,000	196,414
Lake County School District No. 38 Big Hollow, AMBAC, 0.000%, 2/1/2019	200,000	195,352
Lake County School District No. 56 Gurnee, 5.000%, 1/1/2024	440,000	498,810
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, AGM FGIC, 0.000%, 1/1/2024	500,000	415,270
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL, 0.000%, 1/1/2021	1,900,000	1,756,683
McHenry County Community Unit School District No. 12 Johnsburg, AGM:
4.000%, 1/1/2019	265,000	269,648
5.000%, 1/1/2020	550,000	578,886
5.000%, 1/1/2021	810,000	864,975
5.000%, 1/1/2022	895,000	971,102
Metropolitan Pier & Exposition Authority, NATL:
0.000%, 12/15/2023	20,000	17,471
0.000%, 12/15/2023	835,000	678,471
5.700%, 6/15/2023 (13)	1,710,000	2,016,415
5.700%, 6/15/2023 (13)	1,820,000	2,102,246
Metropolitan Pier & Exposition Authority, NATL-RE, 0.000%, 6/15/2024	1,000,000	795,150
Metropolitan Pier & Exposition Authority, NATL-RE FGIC, 0.000%, 6/15/2020	440,000	411,413
Metropolitan Water Reclamation District of Greater Chicago, 5.000%, 12/1/2031, Call 12/1/2026	3,500,000	3,994,410
Peoria Public Building Commission, AGC, 0.000%, 12/1/2019, Call 12/1/2018	1,000,000	940,200
Railsplitter Tobacco Settlement Authority:
5.000%, 6/1/2027, Call 6/1/2026	2,000,000	2,283,960
5.250%, 6/1/2021	1,120,000	1,227,184
Sales Tax Securitization Corp.:
5.000%, 1/1/2028	1,000,000	1,169,140
5.000%, 1/1/2029, Call 1/1/2028	1,000,000	1,160,820
5.000%, 1/1/2030, Call 1/1/2028	1,000,000	1,155,320
South Suburban College Community School District No. 510, AGC, 0.000%, 12/1/2025	1,000,000	776,020
Southern Illinois University, BAM, 5.000%, 4/1/2026, Call 4/1/2025	1,175,000	1,327,550
Southwestern Illinois Development Authority:
5.000%, 10/15/2029, Call 10/15/2025	1,780,000	1,965,921
5.000%, 10/15/2032, Call 10/15/2025	1,335,000	1,462,252
Southwestern Illinois Development Authority, AGC, 5.750%, 2/1/2029, Call 2/1/2019	1,025,000	1,065,241
St. Clair County Community Unit School District No. 187 Cahokia, AGM, 5.000%, 1/1/2020	630,000	663,554
St. Louis Regional Airport Authority, 6.000%, 12/1/2024, Call 12/1/2018 (15)	745,000	766,910
State of Illinois:
5.000%, 3/1/2020	500,000	516,005
5.000%, 4/1/2024, Call 4/1/2023	500,000	523,705
5.000%, 11/1/2025	7,000,000	7,358,680
5.000%, 11/1/2026	10,000,000	10,493,900
5.000%, 2/1/2027	1,000,000	1,045,310
5.000%, 11/1/2028, Call 11/1/2027	2,000,000	2,082,320
5.000%, 2/1/2029, Call 2/1/2027	1,000,000	1,034,860
5.000%, 11/1/2033, Call 11/1/2026	8,000,000	8,197,280
5.250%, 6/15/2034, Call 6/15/2019	3,715,000	3,892,688
6.500%, 6/15/2022	300,000	321,321
State of Illinois, AGM, 5.000%, 4/1/2028, Call 4/1/2023	3,205,000	3,470,342
Tazewell County School District No. 51 Washington Central, NATL-RE FGIC, 9.000%, 12/1/2025	165,000	228,271

Town of Cicero:
5.000%, 1/1/2020	1,000,000	1,050,680
5.000%, 1/1/2021	1,000,000	1,066,460
Village of Bolingbrook, AGM, 5.000%, 1/1/2025, Call 1/1/2020	1,425,000	1,493,272
Village of Elwood, RADIAN:
0.000%, 3/1/2024, Call 9/1/2018	250,000	183,553
0.000%, 3/1/2026, Call 9/1/2018	1,280,000	839,462
Village of Franklin Park, BAM:
4.000%, 10/1/2018	425,000	430,568
4.000%, 10/1/2019	420,000	433,730
4.000%, 10/1/2020	615,000	641,199
5.000%, 10/1/2022, Call 10/1/2021	730,000	800,262
5.000%, 10/1/2023, Call 10/1/2021	685,000	749,938
5.000%, 10/1/2024, Call 10/1/2021	425,000	464,984
5.000%, 10/1/2025, Call 10/1/2021	920,000	1,006,554
Village of Justice, AMBAC, 0.000%, 1/1/2021	635,000	566,560
Will & Kankakee Counties School District No 255:
5.000%, 6/1/2026, Call 6/1/2025	500,000	554,025
5.000%, 6/1/2029, Call 6/1/2025	600,000	655,134
Will County Community High School District No. 210 Lincoln-Way:
5.000%, 1/1/2027, Call 1/1/2023	1,250,000	1,241,987
5.000%, 1/1/2028, Call 1/1/2023	3,500,000	3,451,700
5.000%, 1/1/2030, Call 1/1/2023	1,500,000	1,468,440
Will County Community School District No. 161 Summit Hill, NATL-RE FGIC, 0.000%, 1/1/2019	695,000	681,364
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE:
0.000%, 11/1/2020	245,000	233,272
0.000%, 11/1/2020	1,755,000	1,630,553
0.000%, 11/1/2021	55,000	51,114
0.000%, 11/1/2021	245,000	221,509
0.000%, 11/1/2022	60,000	54,179
0.000%, 11/1/2022	190,000	164,607
Will County School District No. 114, NATL-RE FGIC:
0.000%, 12/1/2020	1,180,000	1,098,261
0.000%, 12/1/2023	1,600,000	1,322,640
Will County Township High School District No. 204 Joliet, 6.250%, 1/1/2031, Call 1/1/2021	500,000	558,470
Will, Grundy, Etc. Counties Community College District No. 525:
5.250%, 6/1/2036, Call 12/1/2023	3,400,000	3,864,372
5.750%, 6/1/2028, Call 6/1/2018	170,000	171,564
Williamson County Community Unit School District No. 5 Carterville, AGC:
0.000%, 1/1/2029, Call 1/1/2019	300,000	166,380
0.000%, 1/1/2033, Call 1/1/2019	1,000,000	417,070
0.000%, 1/1/2034, Call 1/1/2019	1,000,000	386,510
Winnebago & Boone Counties School District No. 205 Rockford:
0.000%, 2/1/2020	500,000	477,230
4.000%, 2/1/2027, Call 2/1/2023	4,680,000	4,909,741
		253,391,745

Indiana — 2.3%
Carmel Redevelopment Authority, 5.000%, 7/1/2023, Call 7/1/2020	350,000	377,107
City of Greenwood:
4.250%, 10/1/2020, Call 10/1/2018	820,000	840,336
4.625%, 10/1/2024, Call 10/1/2018	520,000	534,045
City of Rockport, 1.750%, 6/1/2018 (9)	1,700,000	1,698,912
Concord Community Schools Building Corp., AGM, 5.000%, 7/15/2025, Call 7/15/2018	1,000,000	1,013,760
Damon Run Conservancy District, 4.500%, 7/1/2018	220,000	221,934
Fishers Redevelopment District:
5.125%, 7/15/2026, Call 1/15/2020	1,875,000	1,999,087
5.250%, 7/15/2023, Call 1/15/2020	1,605,000	1,714,894
Frankfort High School Elementary School Building Corp., 5.000%, 7/15/2025	115,000	133,064
Franklin Township-Marion County Multiple School Building Corp., SAW:
5.000%, 7/10/2021	580,000	637,571
5.000%, 7/15/2029, Call 1/15/2023	2,565,000	2,872,184
Indiana Bond Bank, 1.750% (SIFMA Municipal Swap Index Yield+66 basis points), 10/15/2022 (10)	1,650,000	1,633,516
Indiana Finance Authority:
3.000%, 7/1/2019	250,000	254,155
5.000%, 8/15/2020	700,000	736,274

5.000%, 10/1/2022	300,000	331,170
5.000%, 10/1/2023	400,000	445,600
5.000%, 10/1/2024, Call 10/1/2023	275,000	305,899
5.000%, 5/1/2029, Call 5/1/2022	85,000	95,282
5.000%, 5/1/2029, Call 5/1/2022	3,985,000	4,327,830
5.250%, 10/1/2024, Call 10/1/2021	710,000	791,941
5.250%, 10/1/2031, Call 10/1/2021	2,190,000	2,445,179
5.250%, 11/15/2046, Call 11/15/2026	2,500,000	2,716,125
5.500%, 5/1/2024, Call 5/1/2019	820,000	856,515
5.500%, 5/1/2024, Call 5/1/2019	180,000	187,695
Indiana Health & Educational Facilities Financing Authority, AGM, 5.250%, 11/1/2023, Call 5/1/2018	500,000	503,220
Indiana Health Facility Financing Authority, AMBAC, 2.486%, 5/1/2031, Call 3/20/2018 (9) (11)	475,000	445,954
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC, 1.350%, 7/1/2047, Call 3/1/2018 (9)	2,000,000	2,000,000
Indiana Municipal Power Agency, 5.250%, 1/1/2024, Call 1/1/2019	500,000	516,085
Indianapolis Local Public Improvement Bond Bank:
5.000%, 1/1/2021	175,000	189,474
5.000%, 1/1/2022, Call 1/1/2021	200,000	215,796
5.750%, 1/1/2038, Call 1/1/2019	345,000	357,517
Indianapolis Local Public Improvement Bond Bank, NATL-RE, 5.250%, 7/1/2022	500,000	562,430
Marion High School Building Corp.:
4.000%, 7/15/2019	455,000	469,787
4.000%, 7/15/2020, Call 1/15/2020	935,000	971,577
4.000%, 7/15/2021, Call 1/15/2020	375,000	388,549
North Central Campus School Building Corp., AGM, 5.250%, 7/15/2022, Call 7/15/2018	1,000,000	1,014,680
Portage Redevelopment District:
5.000%, 1/15/2023	280,000	309,596
5.000%, 1/15/2024	215,000	240,925
Porter County Jail Building Corp., AGM, 5.500%, 7/10/2021	180,000	190,240
Rush County Elementary School Building Corp., SAW, 5.250%, 7/15/2021, Call 1/15/2019	565,000	584,024
Steuben Lakes Regional Waste District, 5.000%, 9/1/2024, Call 9/1/2023	1,225,000	1,376,704
		37,506,633

Iowa — 0.4%
Iowa Finance Authority, 5.000%, 5/15/2036, Call 5/15/2026	4,000,000	4,409,400
Johnston Community School District, AGM, 5.000%, 7/1/2027, Call 7/1/2022	1,455,000	1,602,115
		6,011,515

Kansas — 0.2%
Kansas Development Finance Authority:
5.000%, 11/15/2020, Call 11/15/2019	800,000	844,656
5.000%, 3/1/2031, Call 3/1/2020	1,000,000	1,052,960
Kansas Development Finance Authority, FSA, 5.250%, 11/1/2028, Call 11/1/2018	475,000	487,516
Wyandotte County-Kansas City, 5.000%, 9/1/2032, Call 9/1/2022	1,000,000	1,107,960
		3,493,092

Kentucky — 1.1%
Kentucky Asset Liability Commission:
5.000%, 9/1/2024	1,000,000	1,154,250
5.000%, 9/1/2025	1,250,000	1,452,238
Kentucky Economic Development Finance Authority:
5.000%, 8/15/2041, Call 8/15/2027	1,500,000	1,620,750
5.000%, 8/15/2046, Call 8/15/2027	1,500,000	1,612,830
Louisville/Jefferson County Metropolitan Government:
5.000%, 10/1/2030, Call 10/1/2026	1,300,000	1,474,330
5.000%, 10/1/2031, Call 10/1/2026	3,500,000	3,949,750
Paducah Electric Plant Board, AGC, 5.000%, 10/1/2023, Call 4/1/2019	100,000	103,725
Paducah Electric Plant Board, AGM:
5.000%, 10/1/2027, Call 10/1/2026	2,000,000	2,273,020
5.000%, 10/1/2028, Call 10/1/2026	1,850,000	2,089,205
5.000%, 10/1/2030, Call 10/1/2026	1,500,000	1,680,840
Pulaski County Public Properties Corp., 5.500%, 12/1/2024, Call 12/1/2018	260,000	267,909
		17,678,847
Louisiana — 1.8%
City of Bossier, 5.000%, 10/1/2031, Call 10/1/2024	1,160,000	1,310,139
City of New Orleans:

5.000%, 6/1/2021	800,000	873,752
5.000%, 12/1/2021	500,000	550,075
5.000%, 6/1/2022	450,000	499,842
5.000%, 12/1/2022	725,000	809,071
5.000%, 6/1/2023	500,000	563,455
5.000%, 12/1/2024	765,000	883,039
5.000%, 6/1/2026, Call 6/1/2025	150,000	171,504
5.000%, 12/1/2026, Call 12/1/2025	240,000	274,915
5.000%, 6/1/2027, Call 6/1/2025	200,000	227,406
5.000%, 6/1/2029, Call 6/1/2025	200,000	225,454
5.000%, 12/1/2029, Call 12/1/2025	350,000	395,472
City of Shreveport, BAM, 4.000%, 12/1/2025, Call 12/1/2024	2,210,000	2,397,430
Lafayette Public Trust Financing Authority, AGM:
4.000%, 10/1/2020	690,000	724,707
4.000%, 10/1/2021	675,000	716,364
Louisiana Housing Corp., GNMA/FNMA/FHLMC, 4.750%, 6/1/2027, Call 6/1/2020	650,000	668,960
Louisiana Public Facilities Authority:
3.375%, 9/1/2028, Call 3/1/2021	2,440,000	2,461,155
5.000%, 5/15/2042, Call 5/15/2027	2,500,000	2,724,925
Louisiana Stadium & Exposition District, 5.000%, 7/1/2023	800,000	910,336
New Orleans Aviation Board:
5.000%, 1/1/2043, Call 1/1/2027	1,500,000	1,680,465
5.000%, 1/1/2048, Call 1/1/2027	1,855,000	2,070,681
Parish of St. Bernard:
4.000%, 3/1/2020	3,470,000	3,599,674
4.000%, 3/1/2021	3,585,000	3,760,522
Port New Orleans Board of Commissioners, 5.000%, 4/1/2032, Call 4/1/2023 (15)	725,000	780,093
Regional Transit Authority, NATL-RE FGIC, 0.000%, 12/1/2021	210,000	176,058
Terrebonne Parish Consolidated Government, 5.875%, 3/1/2024, Call 3/1/2019	495,000	516,963
		29,972,457

Maine — 0.6%
City of Portland, 5.000%, 7/1/2022	300,000	332,283
Maine State Housing Authority, 3.850%, 11/15/2029, Call 11/15/2021	7,500,000	7,671,300
Maine Turnpike Authority, 5.000%, 7/1/2029, Call 7/1/2022	1,500,000	1,672,545
		9,676,128

Maryland — 1.1%
City of Rockville:
5.000%, 11/1/2030, Call 11/1/2024	765,000	857,695
5.000%, 11/1/2037, Call 11/1/2024	1,000,000	1,098,350
5.000%, 11/1/2042, Call 11/1/2024	1,000,000	1,090,870
Maryland Health & Higher Educational Facilities Authority:
5.000%, 5/15/2042, Call 5/15/2027	4,750,000	5,266,753
5.750%, 7/1/2034, Call 7/1/2021	775,000	870,565
Maryland Industrial Development Financing Authority, 1.400%, 3/1/2030, Call 3/1/2018 (9)	5,000,000	5,000,000
Montgomery County Housing Opportunites Commission:
5.000%, 7/1/2031, Call 7/1/2020	655,000	684,999
5.125%, 7/1/2037, Call 7/1/2020	3,110,000	3,244,694
		18,113,926

Massachusetts — 1.2%
Commonwealth of Massachusetts, NATL-RE FGIC:
2.161%, 12/1/2030, Call 3/5/2018 (9) (11)	1,450,000	1,450,000
2.206%, 12/1/2030, Call 3/1/2018 (9) (11)	7,375,000	7,375,000
Massachusetts Development Finance Agency:
5.000%, 7/1/2025, Call 7/1/2021	1,425,000	1,555,302
5.000%, 7/1/2027, Call 7/1/2025	125,000	144,090
5.000%, 7/1/2037, Call 7/1/2027	1,400,000	1,496,796
5.000%, 10/1/2037, Call 10/1/2022 (5)	500,000	536,160
5.000%, 10/1/2047, Call 10/1/2022 (5)	500,000	531,265
Massachusetts Educational Financing Authority:
5.000%, 7/1/2025, Call 7/1/2022 (15)	500,000	528,430
5.250%, 1/1/2019 (15)	1,150,000	1,178,957
5.250%, 1/1/2019	445,000	457,140
Massachusetts Health & Educational Facilities Authority, 5.000%, 7/1/2024, Call 7/1/2019	3,105,000	3,236,652
Massachusetts Housing Finance Agency, 3.700%, 12/1/2027, Call 6/1/2022 (15)	635,000	637,470

Massachusetts School Building Authority, 5.000%, 8/15/2030, Call 8/15/2022	815,000	911,284
		20,038,546

Michigan — 3.8%
Alma Public Schools, Q-SBLF, 5.000%, 5/1/2021	890,000	975,173
Bay City School District, Q-SBLF:
5.000%, 11/1/2027, Call 5/1/2024	645,000	735,377
5.000%, 11/1/2028, Call 5/1/2024	1,305,000	1,484,659
Caledonia Community Schools, Q-SBLF:
5.000%, 5/1/2025	600,000	696,102
5.000%, 5/1/2026	500,000	582,540
Carman-Ainsworth Community School District, BAM, 5.000%, 5/1/2020	375,000	397,631
Charter Township of Northville:
4.000%, 4/1/2021	400,000	423,532
4.000%, 4/1/2022	240,000	256,380
Chippewa Valley Schools, Q-SBLF, 5.000%, 5/1/2027, Call 11/1/2025	20,000	23,315
City of Battle Creek, BAM, 5.000%, 6/1/2033, Call 6/1/2018	1,000,000	1,009,250
City of Detroit Sewage Disposal System Revenue, AGC NATL-RE, 5.250%, 7/1/2023, Call 4/2/2018	95,000	95,304
City of Detroit Sewage Disposal System Revenue, NATL, 0.000%, 7/1/2020	110,000	104,339
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.500%, 7/1/2035, Call 7/1/2018	1,035,000	1,048,921
City of Wyandotte, BAM:
5.000%, 10/1/2020	200,000	213,502
5.000%, 10/1/2021	290,000	314,885
5.000%, 10/1/2022	290,000	319,734
5.000%, 10/1/2023	250,000	279,048
5.000%, 10/1/2024	300,000	338,829
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2021	905,000	935,978
Comstock Park Public Schools, Q-SBLF, 5.000%, 5/1/2028, Call 5/1/2021	400,000	435,704
Detroit City School District, AGM Q-SBLF, 5.250%, 5/1/2026	300,000	345,027
Dundee Community Schools, Q-SBLF:
5.000%, 5/1/2022	1,200,000	1,341,072
5.000%, 5/1/2025	1,000,000	1,160,170
Fitzgerald Public School District, BAM, 4.000%, 5/1/2019	2,065,000	2,110,802
Fraser Public School District, Q-SBLF:
5.000%, 5/1/2021	1,000,000	1,097,640
5.000%, 5/1/2022	1,000,000	1,117,560
5.000%, 5/1/2025	1,700,000	1,972,289
Grosse Ile Township School District, Q-SBLF:
5.000%, 5/1/2026, Call 5/1/2025	200,000	231,750
5.000%, 5/1/2027, Call 5/1/2025	230,000	264,562
Hartland Consolidated Schools, AGM Q-SBLF:
5.250%, 5/1/2026, Call 5/1/2021	1,625,000	1,787,663
5.250%, 5/1/2027, Call 5/1/2021	600,000	659,676
5.250%, 5/1/2028, Call 5/1/2021	1,575,000	1,729,602
Howell Public Schools, Q-SBLF, 4.250%, 5/1/2024, Call 5/1/2022	1,000,000	1,081,940
Jackson County Hospital Finance Authority, AGC, 4.500%, 6/1/2026, Call 6/1/2020 (9)	415,000	441,074
Jenison Public Schools:
5.000%, 5/1/2021	500,000	546,560
5.000%, 5/1/2022, Call 5/1/2021	560,000	616,678
Kent Hospital Finance Authority, 5.000%, 11/15/2029, Call 11/15/2021	1,000,000	1,078,920
Lansing Board of Water & Light, 5.000%, 7/1/2037, Call 7/1/2021	1,000,000	1,085,050
Lansing School District, Q-SBLF:
5.000%, 5/1/2019	1,000,000	1,041,400
5.000%, 5/1/2020	1,825,000	1,951,162
Livonia Public Schools School District, BAM, 5.000%, 5/1/2021	1,600,000	1,739,216
Marshall Public Schools, Q-SBLF:
4.000%, 11/1/2028, Call 5/1/2025	1,380,000	1,467,409
4.000%, 11/1/2029, Call 5/1/2025	940,000	993,947
Mattawan Consolidated School District, Q-SBLF, 5.000%, 5/1/2019	215,000	223,518
Michigan Finance Authority:
5.000%, 11/1/2020	2,000,000	2,166,780
5.000%, 7/1/2026, Call 7/1/2025	175,000	196,891
5.000%, 7/1/2027, Call 7/1/2025	600,000	670,464
5.000%, 7/1/2029, Call 7/1/2025	950,000	1,066,850
5.000%, 7/1/2032, Call 7/1/2025	1,500,000	1,668,900
5.000%, 7/1/2034, Call 7/1/2025	500,000	547,085

5.000%, 12/1/2037, Call 12/1/2027	1,000,000	1,134,420
5.000%, 11/15/2041, Call 11/15/2026	1,000,000	1,101,400
Michigan Finance Authority, AGM:
5.000%, 7/1/2029, Call 7/1/2024	1,500,000	1,688,310
5.000%, 7/1/2030, Call 7/1/2024	1,500,000	1,683,690
Michigan State Housing Development Authority, 5.625%, 10/1/2031, Call 10/1/2020	850,000	904,553
North Branch Area Schools, Q-SBLF, 5.000%, 5/1/2024	200,000	230,118
Plymouth-Canton Community School District, Q-SBLF, 5.000%, 5/1/2021	450,000	493,065
Redford Union School District No. 1, AMBAC Q-SBLF, 5.000%, 5/1/2022	250,000	269,913
River Rouge School District, Q-SBLF:
5.000%, 5/1/2020	1,700,000	1,817,521
5.000%, 5/1/2021	1,155,000	1,265,534
Taylor Tax Increment Finance Authority, AGM:
3.000%, 5/1/2018	855,000	857,043
3.000%, 5/1/2019	340,000	344,162
3.250%, 5/1/2020	90,000	91,202
Wayland Union School District, AGM Q-SBLF:
5.000%, 5/1/2024, Call 5/1/2018	500,000	503,015
5.250%, 5/1/2019, Call 5/1/2018	400,000	402,576
Wayne County Airport Authority:
5.000%, 12/1/2026, Call 12/1/2025 (15)	3,000,000	3,423,030
5.000%, 12/1/2030, Call 12/1/2025	1,250,000	1,418,850
Wayne State University, AGM:
5.000%, 11/15/2025, Call 11/15/2018	230,000	236,012
5.000%, 11/15/2025, Call 11/15/2018	285,000	292,450
Western Township Utilities Authority, 4.000%, 1/1/2021	1,200,000	1,265,700
		62,494,424

Minnesota — 0.3%
City of Minneapolis, AGC:
6.500%, 11/15/2038, Call 11/15/2018	165,000	170,920
6.500%, 11/15/2038, Call 11/15/2018	905,000	934,738
City of Minneapolis/St Paul Housing & Redevelopment Authority, 4.000%, 8/15/2019	445,000	458,715
City of Minneapolis/St Paul Housing & Redevelopment Authority, AGM, 5.000%, 8/15/2025, Call 8/15/2020	215,000	228,932
City of Minneapolis/St Paul Housing & Redevelopment Authority, NATL-RE, 2.161%, 8/1/2027, Call 3/6/2018 (9) (11)	375,000	352,946
Minneapolis & St. Paul Housing & Redevelopment Authority, 5.250%, 8/15/2025, Call 8/15/2020	275,000	294,979
Minnesota Higher Education Facilities Authority, 5.000%, 10/1/2019	400,000	418,572
Minnesota Housing Finance Agency, 3.900%, 7/1/2030, Call 1/1/2022	550,000	562,160
Minnesota Housing Finance Agency, GNMA, 2.600%, 9/1/2042, Call 7/1/2022	843,760	816,397
Minnesota Housing Finance Agency, GNMA/FNMA COLL:
2.250%, 12/1/2042, Call 1/1/2022	543,832	515,466
5.000%, 1/1/2031, Call 7/1/2021	585,000	619,609
		5,373,434

Mississippi — 0.3%
Mississippi Development Bank:
3.125%, 10/1/2023	180,000	181,228
5.000%, 10/1/2023	2,505,000	2,729,448
5.000%, 1/1/2027, Call 1/1/2022	1,200,000	1,340,076
Mississippi Home Corp., GNMA/FNMA/FHLMC, 6.750%, 6/1/2039, Call 6/1/2018	185,000	191,294
Mississippi State University Educational Building Corp., 5.000%, 11/1/2022	135,000	151,791
		4,593,837

Missouri — 1.8%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, 5.000%, 10/1/2033, Call 10/1/2022	4,000,000	4,476,160
Chesterfield Valley Transportation Development District:
4.000%, 5/15/2019	475,000	487,887
5.000%, 5/15/2020	125,000	132,538
5.000%, 5/15/2021	490,000	529,504
City of Kansas City:
5.000%, 9/1/2021, Call 9/1/2019	500,000	524,215
5.000%, 9/1/2023, Call 9/1/2019	300,000	314,346
5.000%, 10/1/2026, Call 10/1/2025	120,000	138,625
5.000%, 10/1/2028, Call 10/1/2025	115,000	131,578

5.000%, 9/1/2032, Call 9/1/2019	1,000,000	1,044,180
Health & Educational Facilities Authority:
5.000%, 2/1/2032, Call 2/1/2026	1,000,000	1,089,880
5.000%, 11/15/2034, Call 5/15/2026	3,000,000	3,330,180
Independence School District, SAW, 5.250%, 3/1/2030, Call 3/1/2021	2,000,000	2,191,240
Joplin Industrial Development Authority, 5.000%, 2/15/2020	330,000	349,582
Lees Summit Industrial Development Authority:
5.000%, 8/15/2036, Call 8/15/2024	1,000,000	1,036,230
5.000%, 8/15/2046, Call 8/15/2024	2,000,000	2,054,040
Missouri Health & Educational Facilities Authority, 5.000%, 2/1/2024, Call 2/1/2021	1,050,000	1,112,065
Missouri Housing Development Commission, 5.000%, 11/1/2027, Call 11/1/2019	225,000	230,033
Missouri Housing Development Commission, GNMA/FNMA/FHLMC:
3.800%, 5/1/2025, Call 5/1/2021	620,000	638,061
4.000%, 5/1/2027, Call 5/1/2021	610,000	624,921
Missouri State Environmental Improvement & Energy Resources Authority:
5.750%, 1/1/2029, Call 1/1/2019	685,000	709,270
5.750%, 1/1/2029, Call 1/1/2019	65,000	67,259
Missouri State Health & Educational Facilities Authority, 5.250%, 10/1/2031, Call 10/1/2021	1,000,000	1,098,290
St. Louis County Industrial Development Authority:
2.850%, 9/1/2018	2,900,000	2,925,520
5.000%, 9/1/2048, Call 9/1/2027	1,000,000	1,101,620
Stone County Reorganized School District No. 4 Reeds Spring, SAW:
5.000%, 3/1/2030, Call 3/1/2020	1,000,000	1,063,520
5.000%, 3/1/2031, Call 3/1/2020	750,000	797,640
5.000%, 3/1/2032, Call 3/1/2020	1,000,000	1,063,520
		29,261,904

Nebraska — 0.5%
Central Plains Energy Project:
5.000%, 12/1/2019 (9)	1,000,000	1,053,530
5.000%, 9/1/2034	1,000,000	1,174,390
Lancaster County Hospital Authority No. 1, 5.500%, 1/1/2030, Call 1/1/2020	1,000,000	1,058,710
Nebraska Public Power District, 5.000%, 1/1/2032, Call 1/1/2022	1,000,000	1,096,120
Omaha Public Power District:
5.000%, 2/1/2036, Call 12/1/2027	1,000,000	1,152,370
5.000%, 2/1/2037, Call 12/1/2027	500,000	575,280
Omaha-Douglas Public Building Commission:
5.000%, 5/1/2026, Call 5/1/2022	825,000	920,585
5.000%, 5/1/2027, Call 5/1/2022	585,000	652,532
5.000%, 5/1/2028, Call 5/1/2022	550,000	613,030
5.000%, 5/1/2029, Call 5/1/2022	660,000	735,075
		9,031,622
Nevada — 1.2%
County of Clark, 5.000%, 7/1/2028, Call 7/1/2019	2,180,000	2,281,283
County of Clark Department of Aviation:
5.000%, 7/1/2029, Call 7/1/2024	1,200,000	1,356,588
5.000%, 7/1/2030, Call 7/1/2024	1,000,000	1,128,630
5.000%, 7/1/2040, Call 7/1/2027	4,000,000	4,524,960
County of Washoe:
5.000%, 2/1/2033, Call 2/1/2019	3,920,000	4,028,780
5.500%, 2/1/2028, Call 2/1/2019	1,000,000	1,034,390
Las Vegas Valley Water District, 5.000%, 6/1/2028, Call 6/1/2022	5,115,000	5,696,933
		20,051,564

New Hampshire — 0.1%
New Hampshire Housing Finance Authority, 4.800%, 7/1/2028, Call 1/1/2022	905,000	924,684

New Jersey — 3.4%
New Jersey Economic Development Authority:
5.000%, 6/15/2019	3,000,000	3,114,000
5.000%, 6/15/2020	1,500,000	1,594,125
5.000%, 11/1/2021	4,600,000	4,968,230
5.500%, 6/15/2030, Call 12/15/2026	2,500,000	2,840,800
New Jersey Higher Education Student Assistance Authority, 4.875%, 12/1/2024, Call 12/1/2019	6,050,000	6,267,134
New Jersey Housing & Mortgage Finance Agency, 4.250%, 10/1/2032, Call 10/1/2021	320,000	326,330
New Jersey State Turnpike Authority:
5.000%, 1/1/2032, Call 7/1/2022	3,440,000	3,887,338

5.000%, 1/1/2035, Call 1/1/2022	1,685,000	1,881,690
New Jersey Transportation Trust Fund Authority:
2.090% (SIFMA Municipal Swap Index Yield+100 basis points), 12/15/2019, Call 6/15/2019 (10)	5,000,000	4,999,550
5.000%, 6/15/2022	500,000	543,065
5.000%, 6/15/2032, Call 12/15/2024	5,000,000	5,315,700
5.250%, 12/15/2023	240,000	266,995
5.250%, 12/15/2023, Call 12/15/2018	1,355,000	1,389,241
New Jersey Transportation Trust Fund Authority, BAM:
5.000%, 6/15/2028, Call 6/15/2022	5,000,000	5,338,950
5.000%, 6/15/2033, Call 6/15/2022	3,000,000	3,176,280
5.250%, 6/15/2033, Call 6/15/2023	5,635,000	6,104,001
New Jersey Transportation Trust Fund Authority, BHAC, 0.000%, 12/15/2024	440,000	364,096
New Jersey Turnpike Authority, 5.000%, 1/1/2031, Call 1/1/2025	500,000	565,285
Tender Option Bond Trust Receipts/Certificates, 1.220%, 7/1/2025 (5) (9)	3,035,000	3,035,000
		55,977,810

New Mexico — 1.3%
City of Santa Fe, 4.000%, 6/1/2025, Call 6/1/2022	655,000	699,245
New Mexico Finance Authority:
5.000%, 6/1/2026, Call 6/1/2018	2,395,000	2,417,154
5.700%, 6/1/2026, Call 6/1/2018	465,000	469,962
5.800%, 6/1/2027, Call 6/1/2018	825,000	834,256
New Mexico Hospital Equipment Loan Council, 1.120%, 8/1/2034, Call 3/1/2018 (9)	2,900,000	2,900,000
New Mexico Mortgage Finance Authority, GNMA, 2.600%, 2/1/2043, Call 1/1/2023	852,212	823,740
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC:
4.500%, 9/1/2024, Call 9/1/2019	190,000	193,371
5.650%, 9/1/2039, Call 3/1/2019	215,000	219,044
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC COLL:
4.625%, 3/1/2028, Call 9/1/2021	545,000	566,958
5.350%, 3/1/2030, Call 9/1/2020	1,435,000	1,528,519
New Mexico Municipal Energy Acquisition Authority, 1.805% (LIBOR 1 Month+75 basis points), 8/1/2019, Call 2/1/2019 (10)	10,000,000	10,004,800
		20,657,049

New York — 5.8%
Albany Capital Resource Corp.:
5.000%, 12/1/2023	150,000	170,729
5.000%, 12/1/2024	200,000	230,592
Buffalo & Erie County Industrial Land Development Corp.:
5.000%, 6/1/2035, Call 6/1/2024	1,000,000	1,057,580
5.000%, 8/1/2037, Call 8/1/2027	1,300,000	1,368,757
5.000%, 8/1/2047, Call 8/1/2027	1,000,000	1,045,020
Byron-Bergen Central School District, AGM SAW, 3.000%, 6/15/2018	1,215,000	1,220,723
City of New York:
1.200%, 8/1/2044, Call 3/1/2018 (9)	1,300,000	1,300,000
5.000%, 8/1/2032, Call 2/1/2028	1,000,000	1,172,260
5.250%, 3/1/2034, Call 3/1/2028 (12)	3,000,000	3,577,740
5.250%, 3/1/2035, Call 3/1/2028 (12)	2,500,000	2,971,975
City of New York, AGC, 1.550%, 10/1/2021, Call 3/5/2018 (9) (11)	400,000	400,000
Long Island Power Authority:
1.752% (LIBOR 1 Month+65 basis points), 11/1/2018, Call 5/1/2018 (10)	2,500,000	2,501,200
5.000%, 9/1/2042, Call 9/1/2027	1,000,000	1,130,670
Metropolitan Transportation Authority:
1.540% (SIFMA Municipal Swap Index Yield+45 basis points), 11/15/2022 (10)	1,000,000	998,790
5.000%, 11/15/2033, Call 5/15/2028	1,620,000	1,884,303
5.000%, 11/15/2036, Call 11/15/2026	2,325,000	2,638,712
Metropolitan Transportation Authority, AGM, 1.686% (LIBOR 1 Month+60 basis points), 5/15/2018, Call 4/2/2018 (10)	3,950,000	3,950,553
New York City Transitional Finance Authority:
1.100%, 11/1/2036 (9)	1,700,000	1,700,000
1.270%, 8/1/2023, Call 3/1/2018 (9)	4,600,000	4,600,000
5.000%, 11/1/2024, Call 11/1/2022	5,715,000	6,477,438
5.000%, 11/1/2026, Call 5/1/2025	1,000,000	1,165,870
5.000%, 11/1/2026, Call 5/1/2025	2,000,000	2,331,740
5.000%, 2/1/2038, Call 2/1/2027	4,000,000	4,554,440
5.000%, 2/1/2039, Call 2/1/2027	4,000,000	4,547,800
New York City Water & Sewer System:

1.140%, 6/15/2044, Call 3/1/2018 (9)	400,000	400,000
5.000%, 6/15/2028, Call 6/15/2024	500,000	578,260
5.000%, 6/15/2029, Call 6/15/2024	600,000	690,120
New York Convention Center Development Corp., 0.000%, 11/15/2032	1,250,000	717,662
New York Mortgage Agency, 5.000%, 10/1/2019	500,000	527,065
New York State Dormitory Authority:
5.000%, 3/15/2027, Call 3/15/2022	7,555,000	8,392,396
5.000%, 3/15/2028, Call 3/15/2019	625,000	648,256
5.000%, 12/1/2035, Call 6/1/2027 (5)	500,000	540,710
5.000%, 12/1/2037, Call 6/1/2027 (5)	500,000	538,300
6.000%, 7/1/2038, Call 7/1/2020	1,000,000	1,070,030
New York State Dormitory Authority, NATL-RE, 2.901%, 7/1/2029, Call 3/5/2018 (9) (11)	2,800,000	2,709,560
New York State Energy Research & Development Authority, NATL-RE, 2.187%, 12/1/2020, Call 3/23/2018 (9) (11)	6,450,000	6,450,000
New York State Housing Finance Agency, 1.140%, 5/1/2042, Call 3/1/2018 (9)	2,345,000	2,345,000
New York State Urban Development Corp., 5.000%, 3/15/2028, Call 3/15/2023	1,000,000	1,127,690
New York Transportation Development Corp., AGM, 4.000%, 7/1/2032, Call 7/1/2024 (15)	2,500,000	2,593,350
Nuveen New York AMT-Free Quality Municipal Income Fund, 1.390%, 5/1/2047, Call 3/1/2018 (5) (9)	5,000,000	5,000,000
State of New York, NATL-RE FGIC:
2.162%, 2/15/2022, Call 3/1/2018 (9) (11)	845,000	828,455
2.162%, 2/13/2032, Call 3/1/2018 (9) (11)	1,855,000	1,790,465
Town of Oyster Bay, 3.500%, 6/1/2018	1,000,000	1,003,700
Triborough Bridge & Tunnel Authority, 1.140%, 11/1/2032, Call 3/1/2018 (9)	1,600,000	1,600,000
TSASC, Inc.:
5.000%, 6/1/2036, Call 6/1/2027	1,000,000	1,119,250
5.000%, 6/1/2041, Call 6/1/2027	1,000,000	1,102,620
Westchester Tobacco Asset Securitization, 5.000%, 6/1/2021	500,000	549,735
		95,319,516

North Carolina — 0.7%
County of Catawba:
4.000%, 10/1/2025, Call 10/1/2021	585,000	613,431
5.000%, 10/1/2023, Call 10/1/2021	1,000,000	1,104,240
5.000%, 10/1/2024, Call 10/1/2021	835,000	922,040
County of Cumberland, 5.125%, 12/1/2028, Call 12/1/2019	250,000	265,475
County of Union:
5.000%, 12/1/2026, Call 6/1/2023	1,390,000	1,566,405
5.000%, 12/1/2027, Call 6/1/2023	1,645,000	1,851,168
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019	95,000	98,642
North Carolina Housing Finance Agency, 4.250%, 1/1/2028, Call 7/1/2021	275,000	279,928
North Carolina Medical Care Commission:
4.000%, 6/1/2020	470,000	492,767
5.000%, 6/1/2027, Call 6/1/2022	500,000	551,465
North Carolina Turnpike Authority, State Appropriation, 5.000%, 7/1/2047, Call 7/1/2026	750,000	818,190
Orange County Public Facilities, 5.000%, 10/1/2026, Call 10/1/2022	1,130,000	1,283,488
Raleigh Durham Airport Authority, 5.000%, 5/1/2036, Call 5/1/2020	1,690,000	1,796,808
		11,644,047

North Dakota — 1.6%
Barnes County North Public School District Building Authority:
4.000%, 5/1/2021	635,000	667,544
4.500%, 5/1/2030, Call 5/1/2021	1,515,000	1,555,814
4.500%, 5/1/2033, Call 5/1/2021	1,850,000	1,885,964
City of Dickinson, 5.000%, 10/1/2025, Call 10/1/2021	2,240,000	2,387,840
City of Grand Forks:
4.000%, 12/1/2019	535,000	554,581
5.000%, 12/1/2032, Call 12/1/2021	1,000,000	1,060,860
City of West Fargo, 3.000%, 5/1/2023, Call 4/2/2018	185,000	185,126
County of Ward:
5.000%, 6/1/2034, Call 6/1/2028	2,500,000	2,734,750
5.000%, 6/1/2038, Call 6/1/2028	2,500,000	2,706,150
North Dakota Public Finance Authority:
4.000%, 6/1/2023	2,440,000	2,632,589
4.000%, 6/1/2024, Call 6/1/2023	2,190,000	2,357,250
4.000%, 6/1/2025, Call 6/1/2023	1,145,000	1,224,864
North Dakota State Housing Finance Agency, 5.250%, 1/1/2029, Call 7/1/2019	225,000	228,514
Williston Parks & Recreation District:

4.500%, 3/1/2020	1,205,000	1,216,688
4.500%, 3/1/2025, Call 3/1/2021	2,525,000	2,480,434
4.625%, 3/1/2026, Call 3/1/2021	2,620,000	2,566,002
		26,444,970

Ohio — 3.7%
Akron Bath Copley Joint Township Hospital District, 5.000%, 11/15/2021	1,000,000	1,092,670
City of Chillicothe, 5.000%, 12/1/2037, Call 12/1/2027	2,000,000	2,216,220
City of Cleveland:
5.000%, 1/1/2022, Call 1/1/2021	2,320,000	2,512,537
5.000%, 10/1/2024, Call 10/1/2022	460,000	521,401
5.000%, 10/1/2028, Call 10/1/2022	1,075,000	1,218,491
5.000%, 10/1/2029, Call 10/1/2022	1,130,000	1,280,832
5.000%, 10/1/2029, Call 10/1/2022	2,290,000	2,595,669
5.000%, 1/1/2031, Call 1/1/2022	1,270,000	1,384,757
City of Cleveland, AGM:
5.000%, 1/1/2030, Call 1/1/2022	3,900,000	4,255,407
5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,090,360
City of Middleburg Heights, 5.125%, 8/1/2031, Call 8/1/2021	1,000,000	1,087,760
Cleveland Department of Public Utilities Division of Water:
4.000%, 1/1/2028, Call 1/1/2024	500,000	534,835
4.000%, 1/1/2029, Call 1/1/2024	1,000,000	1,065,220
4.000%, 1/1/2030, Call 1/1/2024	1,000,000	1,061,900
Cleveland Heights & University Heights City School District:
0.000%, 12/1/2024	400,000	333,568
0.000%, 12/1/2025	600,000	482,616
Cleveland-Cuyahoga County Port Authority, 5.000%, 10/1/2022, Call 10/1/2020	1,000,000	1,083,220
County of Franklin:
5.000%, 5/15/2028, Call 5/15/2023	2,000,000	2,245,560
5.000%, 7/1/2029, Call 7/1/2026	2,000,000	2,193,860
5.000%, 5/15/2031, Call 5/15/2023	405,000	451,583
County of Hamilton:
5.000%, 12/1/2029, Call 12/1/2021	975,000	1,071,174
5.000%, 1/1/2031, Call 1/1/2026	1,350,000	1,480,802
County of Hancock, 5.750%, 12/1/2026, Call 6/1/2021	1,120,000	1,260,784
County of Lucas, 5.000%, 11/15/2022, Call 11/15/2021	925,000	1,023,540
Delaware City School District, 5.250%, 12/1/2038, Call 6/1/2023	1,240,000	1,400,803
Elyria City School District, School District Credit Program, 4.000%, 12/1/2028, Call 12/1/2022	1,130,000	1,195,009
Johnstown-Monroe Local School District, 5.000%, 12/1/2030, Call 12/1/2021	715,000	797,532
Lake County Community College District:
4.000%, 12/1/2022, Call 12/1/2019	695,000	722,147
4.000%, 12/1/2024, Call 12/1/2019	835,000	867,022
4.000%, 12/1/2025, Call 12/1/2019	855,000	887,789
Lake Local School District/Stark County, School District Credit Program:
4.000%, 12/1/2023, Call 12/1/2021	1,550,000	1,663,662
4.000%, 12/1/2025, Call 12/1/2021	1,660,000	1,766,871
Liberty Local School District, AGM, 4.500%, 12/1/2018	885,000	904,373
New Albany Community Authority:
4.000%, 10/1/2020	590,000	622,733
5.000%, 10/1/2022	1,000,000	1,123,210
5.000%, 10/1/2023, Call 10/1/2022	1,105,000	1,234,495
North Olmsted City School District:
5.000%, 12/1/2027, Call 12/1/2023	220,000	255,011
5.000%, 12/1/2028, Call 12/1/2023	365,000	423,086
5.000%, 12/1/2029, Call 12/1/2023	500,000	579,570
Ohio Higher Educational Facility Commission:
4.000%, 12/1/2020	1,050,000	1,103,823
4.000%, 12/1/2021	795,000	844,998
4.000%, 12/1/2022	845,000	904,116
Ohio Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 5.200%, 9/1/2029, Call 9/1/2018	1,055,000	1,070,276
Ohio State Turnpike Commission, 5.250%, 2/15/2033, Call 2/15/2023	1,330,000	1,487,525
Ohio State Water Development Authority, 5.000%, 6/1/2022	1,100,000	1,237,995
Ohio University, 5.000%, 12/1/2028, Call 6/1/2022	225,000	249,730
Rib Floater Trust Various States, 1.340%, 11/15/2048, Call 4/2/2018 (5) (9)	5,000,000	5,000,000
University of Toledo, 5.000%, 6/1/2030, Call 6/1/2021	250,000	275,950
		60,162,492

Oklahoma — 0.8%
Cushing Educational Facilities Authority, 5.000%, 9/1/2022	2,000,000	2,238,540
Delaware County Justice Authority:
3.750%, 9/1/2029, Call 4/2/2018	1,830,000	1,830,622
4.000%, 9/1/2018	415,000	420,142
4.000%, 9/1/2019	740,000	765,279
4.000%, 9/1/2020	700,000	731,150
4.000%, 9/1/2021	805,000	849,621
Oklahoma Housing Finance Agency, GNMA:
2.500%, 3/1/2022	320,000	325,622
3.300%, 3/1/2031, Call 3/1/2022	810,000	820,700
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC, 6.500%, 9/1/2038, Call 9/1/2018	40,000	40,177
Tulsa Airports Improvement Trust, BAM, 5.000%, 6/1/2028, Call 6/1/2023 (15)	1,405,000	1,534,007
Tulsa County Industrial Authority:
5.250%, 11/15/2037, Call 11/15/2025	1,500,000	1,703,145
5.250%, 11/15/2045, Call 11/15/2025	1,500,000	1,693,335
		12,952,340

Oregon — 0.8%
City of Portland, 5.000%, 6/15/2027, Call 6/15/2022	1,000,000	1,109,570
City of Tigard, 5.000%, 8/1/2029, Call 8/1/2022	690,000	768,370
City of Woodburn:
0.000%, 3/1/2020	1,380,000	1,326,221
0.000%, 3/1/2021	1,215,000	1,139,561
Clackamas & Washington Counties School District No. 3, NATL-RE FGIC School Bond Gty, 0.000%, 6/15/2023	2,000,000	1,777,840
Clackamas County Hospital Facility Authority, 1.080%, 6/1/2037, Call 3/1/2018 (9)	850,000	850,000
Klamath Falls Intercommunity Hospital Authority:
5.000%, 9/1/2021	250,000	275,190
5.000%, 9/1/2022	505,000	565,267
Port of Morrow:
3.500%, 6/1/2020, Call 6/1/2019	210,000	214,406
3.750%, 6/1/2021, Call 6/1/2019	220,000	225,207
4.000%, 6/1/2022, Call 6/1/2019	235,000	241,018
Port of Portland, 5.500%, 7/1/2031, Call 7/1/2021	3,000,000	3,328,410
State of Oregon Housing & Community Services Department, 4.450%, 7/1/2023, Call 1/1/2020 (15)	735,000	761,541
		12,582,601

Pennsylvania — 2.8%
Berks County Industrial Development Authority:
5.000%, 5/15/2032, Call 5/15/2027	300,000	330,168
5.000%, 11/1/2037, Call 11/1/2027	1,000,000	1,107,340
5.000%, 5/15/2042, Call 5/15/2024	1,655,000	1,800,160
5.000%, 5/15/2047, Call 5/15/2027	1,260,000	1,353,127
Central Bradford Progress Authority, 5.375%, 12/1/2041, Call 12/1/2021	500,000	547,510
City of Pittsburgh, 4.000%, 9/1/2021	750,000	801,472
Commonwealth Financing Authority:
5.000%, 6/1/2032, Call 6/1/2028	1,000,000	1,118,130
5.000%, 6/1/2033, Call 6/1/2028	1,250,000	1,390,862
5.000%, 6/1/2034, Call 6/1/2028	1,000,000	1,108,180
5.000%, 6/1/2035, Call 6/1/2028	1,000,000	1,103,690
Geisinger Authority, 5.000%, 2/15/2039, Call 2/15/2027	2,500,000	2,804,425
Kiski Area School District, AGM SAW, 4.000%, 3/1/2021	1,450,000	1,534,390
Lancaster Industrial Development Authority:
5.000%, 5/1/2021	360,000	389,488
5.000%, 5/1/2022	430,000	472,424
Lehigh County General Purpose Authority, 4.000%, 11/1/2019	555,000	574,453
Montgomery County Industrial Development Authority, 6.250%, 11/15/2029, Call 11/15/2019	715,000	770,484
Montgomery County Industrial Development Authority, FHA, 5.000%, 8/1/2024, Call 8/1/2020	1,350,000	1,456,569
Pennsylvania Economic Development Financing Authority, AGM:
0.000%, 1/1/2020	600,000	569,196
0.000%, 1/1/2021	600,000	550,272
5.000%, 1/1/2022	305,000	330,702
Pennsylvania Housing Finance Agency, 4.200%, 10/1/2033, Call 10/1/2022 (15)	2,155,000	2,237,709
Pennsylvania Turnpike Commission:

1.770% (SIFMA Municipal Swap Index Yield+68 basis points), 12/1/2018, Call 6/1/2018 (10)	2,850,000	2,854,104
2.070% (SIFMA Municipal Swap Index Yield+98 basis points), 12/1/2021, Call 6/1/2021 (10)	5,000,000	5,092,750
4.000%, 12/1/2023, Call 12/1/2019	105,000	109,286
4.000%, 12/1/2023, Call 12/1/2019	95,000	98,078
5.000%, 6/1/2021, Call 6/1/2019	715,000	745,974
5.000%, 12/1/2030, Call 12/1/2020 (13)	215,000	233,535
5.000%, 12/1/2030, Call 12/1/2020 (13)	120,000	130,345
5.000%, 12/1/2030, Call 12/1/2020 (13)	250,000	271,553
5.500%, 12/1/2042, Call 12/1/2026	3,000,000	3,441,270
6.000%, 12/1/2034, Call 12/1/2020 (13)	55,000	61,210
6.000%, 12/1/2034, Call 12/1/2020 (13)	70,000	77,904
6.000%, 12/1/2034, Call 12/1/2020 (13)	270,000	301,255
6.000%, 12/1/2036, Call 12/1/2020	975,000	1,082,308
Pittsburgh Public Schools, BAM SAW, 5.000%, 9/1/2024, Call 9/1/2022	1,000,000	1,122,000
Pittsburgh Water & Sewer Authority, AGM, 1.746% (LIBOR 1 Month+64 basis points), 12/1/2020, Call 6/1/2020 (10)	2,055,000	2,061,720
Sayre Health Care Facilities Authority, 1.772% (LIBOR 3 Month+78 basis points), 12/1/2024, Call 4/2/2018 (10)	225,000	223,232
Scranton School District, BAM SAW, 5.000%, 12/1/2034, Call 12/1/2027	1,500,000	1,685,700
Scranton School District, SAW, 2.071% (LIBOR 1 Month+100 basis points), 4/2/2018 (10)	3,305,000	3,304,967
State Public School Building Authority, SAW, 1.855% (LIBOR 1 Month+80 basis points), 9/1/2018, Call 4/2/2018 (10)	1,260,000	1,265,254

		46,513,196

Rhode Island — 0.7%
Rhode Island Housing & Mortgage Finance Corp., 3.625%, 10/1/2029, Call 10/1/2021	760,000	767,752
Rhode Island Student Loan Authority:
3.375%, 12/1/2023, Call 12/1/2020 (15)	300,000	300,027
4.000%, 12/1/2022, Call 12/1/2021 (15)	2,885,000	3,000,977
4.200%, 12/1/2018, Call 4/2/2018	600,000	601,140
4.250%, 12/1/2020, Call 4/2/2018	500,000	501,355
4.250%, 12/1/2025, Call 12/1/2021 (15)	2,205,000	2,264,844
4.500%, 12/1/2021, Call 4/2/2018	1,000,000	1,002,540
4.750%, 12/1/2028, Call 12/1/2021 (15)	1,000,000	1,034,250
Town of Cumberland:
4.000%, 3/15/2024	795,000	865,612
4.000%, 3/15/2026, Call 3/15/2024	460,000	494,159

		10,832,656

South Carolina — 1.0%
City of Rock Hill, AGM:
5.250%, 1/1/2026, Call 1/1/2022	730,000	810,205
5.250%, 1/1/2028, Call 1/1/2022	475,000	524,794
County of Dorchester:
5.000%, 10/1/2022	480,000	538,695
5.000%, 10/1/2026, Call 10/1/2022	400,000	447,060
County of Florence:
5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,143,980
5.000%, 11/1/2030, Call 11/1/2020	500,000	531,880
5.000%, 11/1/2031, Call 11/1/2024	360,000	403,499
Piedmont Municipal Power Agency, AGM:
5.000%, 1/1/2030, Call 7/1/2021	450,000	488,124
5.750%, 1/1/2034, Call 7/1/2021	1,000,000	1,112,690
South Carolina Jobs-Economic Development Authority, 5.000%, 7/1/2022	1,735,000	1,911,398
South Carolina Public Service Authority, 5.000%, 12/1/2032, Call 12/1/2026	3,265,000	3,680,928
South Carolina State Housing Finance & Development Authority, 5.000%, 1/1/2028, Call 7/1/2019	70,000	71,306
South Carolina State Public Service Authority, 5.500%, 1/1/2038, Call 1/1/2019	920,000	951,096
Spartanburg Sanitation Sewer District, 5.000%, 3/1/2030, Call 3/1/2023	1,500,000	1,663,230
St. Peters Parish-Jasper County Public Facilities Corp., AGM, 5.000%, 4/1/2031, Call 4/1/2021	900,000	960,777

		16,239,662

South Dakota — 0.9%
City of Rapid City:
5.500%, 12/1/2022, Call 12/1/2019	225,000	238,849
6.750%, 12/1/2031, Call 12/1/2019	500,000	542,005
7.000%, 12/1/2035, Call 12/1/2019	750,000	815,400

South Dakota Health & Educational Facilities Authority:
4.250%, 9/1/2023	740,000	816,930
4.500%, 9/1/2018	500,000	508,910
4.500%, 9/1/2020	900,000	969,849
4.500%, 9/1/2021, Call 9/1/2020	1,080,000	1,156,367
4.500%, 9/1/2022, Call 9/1/2020	1,005,000	1,072,496
5.000%, 9/1/2019	200,000	209,930
5.000%, 11/1/2022	715,000	805,626
5.000%, 8/1/2023	375,000	425,032
5.000%, 11/1/2023	625,000	713,400
5.000%, 8/1/2024	195,000	223,595
5.000%, 11/1/2024	650,000	751,751
5.000%, 11/1/2024, Call 11/1/2019	1,000,000	1,049,230
5.000%, 11/1/2025, Call 11/1/2024	600,000	690,738
5.000%, 9/1/2027, Call 9/1/2024	720,000	813,046
South Dakota Housing Development Authority, FHLMC COLL, 3.550%, 11/1/2033, Call 11/1/2022	2,355,000	2,362,960

		14,166,114

Tennessee — 1.2%
Knox County Health Educational & Housing Facility Board, 5.000%, 1/1/2042, Call 1/1/2027	5,815,000	6,365,971
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board:
5.000%, 11/1/2027, Call 11/1/2021	500,000	541,845
5.000%, 7/1/2031, Call 7/1/2026	1,000,000	1,128,330
Public Building Authority of Sevier County, AMBAC, 2.189%, 6/1/2018 (9) (11)	200,000	199,730
Tennessee Energy Acquisition Corp.:
5.000%, 2/1/2023	5,310,000	5,907,163
5.250%, 9/1/2021	3,810,000	4,208,564
5.250%, 9/1/2022	250,000	279,975
Tennessee Housing Development Agency:
4.000%, 7/1/2025, Call 1/1/2021	890,000	918,355
4.125%, 1/1/2025, Call 1/1/2021	630,000	654,986
5.000%, 1/1/2027, Call 7/1/2019	85,000	85,843

		20,290,762

Texas — 6.4%
Bexar County Health Facilities Development Corp., 5.000%, 7/15/2033, Call 7/15/2023	1,000,000	1,094,970
Brazoria-Fort Bend County Municipal Utility District No. 1, MAC, 3.000%, 9/1/2020	700,000	714,560
Capital Area Cultural Education Facilities Finance Corp.:
5.000%, 4/1/2019	1,000,000	1,029,500
5.250%, 4/1/2021, Call 4/1/2020	400,000	422,156
Central Texas Regional Mobility Authority, 0.000%, 1/1/2025	1,000,000	802,350
City of Beaumont:
5.000%, 9/1/2026, Call 9/1/2025	1,000,000	1,158,100
5.000%, 9/1/2027, Call 9/1/2025	600,000	692,658
5.000%, 9/1/2030, Call 9/1/2025	1,000,000	1,143,490
City of Galveston, 4.625%, 2/1/2024, Call 2/1/2021	1,130,000	1,191,517
City of Houston, 5.000%, 9/1/2026, Call 9/1/2024	250,000	282,308
City of Houston, AMBAC, 0.000%, 9/1/2019	400,000	389,584
City of Houston, XLCA, 3.205%, 7/1/2032 (9) (11) (15)	425,000	411,035
City of Laredo International Toll Bridge, AGM:
5.000%, 10/1/2026, Call 10/1/2024	225,000	258,343
5.000%, 10/1/2027, Call 10/1/2024	240,000	273,847
City of San Marcos:
4.500%, 11/1/2028, Call 11/1/2022	600,000	646,740
5.000%, 11/1/2033, Call 11/1/2022	1,215,000	1,337,764
Clifton Higher Education Finance Corp., PSF:
5.000%, 8/15/2026, Call 8/15/2025	675,000	787,091
5.000%, 8/15/2027, Call 8/15/2025	545,000	634,298
5.000%, 8/15/2028, Call 8/15/2025	835,000	966,295
5.000%, 8/15/2029, Call 8/15/2025	335,000	385,474
5.000%, 8/15/2030, Call 8/15/2025	1,250,000	1,432,900
Corpus Christi Business & Job Development Corp., 5.000%, 9/1/2022	1,000,000	1,118,810
County of Bexar, AGM, 5.000%, 8/15/2031, Call 8/15/2024	1,280,000	1,431,539
County of Bowie, AGM:
4.000%, 8/1/2021, Call 3/8/2018	1,275,000	1,275,599
4.000%, 8/1/2024, Call 3/8/2018	1,315,000	1,315,618
County of Wise, 8.000%, 8/15/2034, Call 8/15/2021	4,000,000	4,464,640

Crane County Water District:
5.000%, 2/15/2026, Call 2/15/2025	915,000	1,046,961
5.000%, 2/15/2030, Call 2/15/2025	1,000,000	1,123,320
Cypress-Fairbanks Independent School District, PSF, 5.000%, 2/15/2034, Call 2/15/2021	675,000	731,761
Dallas/Fort Worth International Airport:
5.000%, 11/1/2024, Call 11/1/2022	1,000,000	1,125,330
5.000%, 11/1/2032, Call 11/1/2020	5,000,000	5,385,750
5.000%, 11/1/2033, Call 11/1/2023	2,000,000	2,240,020
5.250%, 11/1/2033, Call 11/1/2023	1,200,000	1,366,428
Forney Independent School District, PSF, 6.000%, 8/15/2037, Call 8/15/2018	1,840,000	1,878,051
Georgetown Independent School District, PSF, 5.000%, 8/15/2025, Call 8/15/2020	645,000	697,535
Grand Parkway Transportation Corp., 0.000%, 10/1/2030, Call 10/1/2028 (13)	1,000,000	919,610
Gulf Coast Waste Disposal Authority, AGM:
5.000%, 10/1/2029, Call 10/1/2022	1,430,000	1,596,266
5.000%, 10/1/2030, Call 10/1/2022	1,505,000	1,678,602
Harris County Cultural Education Facilities Finance Corp.:
1.840% (SIFMA Municipal Swap Index Yield+75 basis points), 6/1/2020 (10)	2,000,000	2,008,380
1.920% (SIFMA Municipal Swap Index Yield+83 basis points), 6/1/2021 (10)	2,400,000	2,417,544
5.250%, 10/1/2029, Call 10/1/2019	1,550,000	1,631,189
Harris County Flood Control District, 5.000%, 10/1/2030, Call 10/1/2027	1,900,000	2,245,572
Harris County Health Facilities Development Corp., 1.140%, 12/1/2041, Call 3/1/2018 (9)	8,000,000	8,000,000
Harris County Municipal Utility District No. 165, BAM, 5.000%, 3/1/2025	400,000	461,056
Harris County Municipal Utility District No. 374, AGM, 5.000%, 9/1/2036, Call 9/1/2019	550,000	578,144
Irving Hospital Authority, 5.000%, 10/15/2044, Call 6/30/2026	1,500,000	1,615,290
La Vernia Higher Education Finance Corp., 5.000%, 8/15/2018	150,000	152,393
Lancaster Independent School District, BAM, 4.000%, 2/15/2029, Call 2/15/2025	3,000,000	3,188,910
Lower Colorado River Authority:
5.000%, 5/15/2026, Call 5/15/2025	695,000	801,425
5.000%, 5/15/2027, Call 5/15/2025	1,355,000	1,552,925
Lower Colorado River Authority, BHAC, 5.250%, 5/15/2028, Call 5/15/2018	675,000	680,488
Mesquite Independent School District, PSF, 0.000%, 8/15/2021	635,000	594,455
Nacogdoches County Hospital District, AGM:
3.000%, 5/15/2018	495,000	496,223
3.000%, 5/15/2019	510,000	515,962
New Hope Cultural Education Facilities Finance Corp.:
5.000%, 11/15/2031, Call 11/15/2024	850,000	898,458
5.000%, 8/15/2036, Call 8/15/2021 (5)	1,700,000	1,708,925
5.000%, 8/15/2037, Call 8/15/2021 (5)	1,260,000	1,255,313
5.500%, 8/15/2036, Call 8/15/2021	1,000,000	1,021,680
New Hope Cultural Education Facilities Finance Corp., AGM, 4.000%, 4/1/2024	440,000	465,287
Nolan County Hospital District:
5.000%, 8/15/2022	310,000	340,814
5.000%, 8/15/2023	250,000	278,165
5.000%, 8/15/2024	200,000	224,928
North Texas Tollway Authority:
1.890% (SIFMA Municipal Swap Index Yield+80 basis points), 1/1/2019, Call 7/1/2018 (10)	1,750,000	1,752,082
5.000%, 1/1/2027, Call 1/1/2025	2,090,000	2,393,552
North Texas Tollway Authority, AGC, 5.750%, 1/1/2038, Call 1/1/2019	1,725,000	1,786,858
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 8/1/2018 (9)	2,085,000	2,089,128
Pleasanton Independent School District, PSF, 5.000%, 8/15/2029, Call 8/15/2024	1,000,000	1,159,090
Sabine River Authority, MBIA, 4.950%, 3/1/2018	370,000	370,000
San Antonio Municipal Facilities Corp., 5.000%, 8/15/2036, Call 8/15/2021	500,000	546,125
Sienna Plantation Levee Improvement District, BAM, 4.000%, 9/1/2020	400,000	421,092
Tarrant County Cultural Education Facilities Finance Corp.:
2.500%, 12/1/2018, Call 3/21/2018	455,000	454,827
5.000%, 10/1/2028, Call 10/1/2023	2,030,000	2,265,866
5.000%, 5/15/2037, Call 5/15/2024	5,145,000	5,373,335
5.000%, 11/15/2037, Call 11/15/2027	2,175,000	2,433,738
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2021	2,000,000	2,201,540
Waco Independent School District, PSF:
4.000%, 8/15/2028, Call 8/15/2024	1,000,000	1,077,120
4.000%, 8/15/2029, Call 8/15/2024	2,380,000	2,547,504

		105,456,203

Utah — 1.1%
Central Utah Water Conservancy District:
5.000%, 10/1/2026, Call 10/1/2019	850,000	896,283

5.000%, 10/1/2028, Call 10/1/2019	1,000,000	1,054,450
City of Draper, 5.000%, 5/1/2032, Call 5/1/2022	325,000	361,147
City of Riverton:
5.250%, 12/1/2034, Call 6/1/2023	1,455,000	1,648,268
5.250%, 12/1/2036, Call 6/1/2023	2,150,000	2,434,466
County of Utah, 1.100%, 5/15/2051, Call 3/1/2018 (9)	1,800,000	1,800,000
County of Weber, 1.110%, 2/15/2035, Call 3/1/2018 (9)	3,500,000	3,500,000
Jordan Valley Water Conservancy District, 5.000%, 10/1/2035, Call 4/1/2021	920,000	1,010,730
Uintah County Municipal Building Authority, 5.300%, 6/1/2028, Call 6/1/2018	1,350,000	1,363,311
Utah Infrastructure Agency, AGM:
5.400%, 10/15/2036, Call 10/15/2021	1,000,000	1,128,200
5.500%, 10/15/2030, Call 10/15/2021	1,300,000	1,471,210
Utah State Board of Regents, 5.000%, 8/1/2031, Call 8/1/2020	1,030,000	1,112,585
Utah State Charter School Finance Authority, 5.250%, 10/15/2028, Call 10/15/2023	480,000	536,770

		18,317,420

Vermont — 0.1%
Vermont Housing Finance Agency, 4.000%, 11/1/2043, Call 5/1/2023	1,000,000	1,037,990
Vermont Student Assistance Corp.:
5.000%, 6/15/2019 (15)	130,000	134,552
5.000%, 6/15/2020 (15)	125,000	131,954

		1,304,496

Virgin Islands — 0.2%
Virgin Islands Public Finance Authority, 5.000%, 9/1/2030, Call 9/1/2025 (5)	3,320,000	3,506,783

Virginia — 0.6%
City of Chesapeake, 5.000%, 7/15/2022	500,000	564,015
FHLMC Multifamily Variable Rate Certificates, 1.390% (SIFMA Municipal Swap Index Yield+30 basis points), 9/15/2033 (10)	3,500,000	3,500,000
Henrico County Economic Development Authority, AGM, 2.912%, 8/23/2027, Call 3/1/2018 (9) (11)	50,000	46,809
Stafford County Economic Development Authority:
5.000%, 6/15/2028, Call 6/15/2026	1,000,000	1,130,840
5.000%, 6/15/2030, Call 6/15/2026	700,000	781,326
Virginia College Building Authority:
5.000%, 3/1/2023, Call 3/1/2020	745,000	794,445
5.000%, 3/1/2024, Call 3/1/2020	1,755,000	1,871,111
Virginia Small Business Financing Authority, 4.250%, 11/1/2021, Call 5/1/2020	1,000,000	1,054,040

		9,742,586

Washington — 1.3%
Chelan County Public Utility District No. 1, NATL-RE, 0.000%, 6/1/2024	210,000	175,972
King County Housing Authority:
5.200%, 5/1/2028, Call 11/1/2018	660,000	671,728
5.500%, 12/1/2028, Call 12/1/2018	1,000,000	1,029,210
King County Public Hospital District No. 1, 5.000%, 12/1/2031, Call 12/1/2026	4,000,000	4,535,560
King County Public Hospital District No. 2, 5.250%, 12/1/2028, Call 12/1/2020	200,000	217,284
Marysville Local Improvement District, 3.350%, 6/1/2036, Call 6/1/2024	130,000	129,462
Mason & Kitsap Counties School District No. 403 North Mason, School Bond Gty, 5.000%, 12/1/2035, Call 12/1/2023	2,025,000	2,287,440
Port of Bellingham, 5.250%, 12/1/2022, Call 12/1/2020	1,060,000	1,150,418
Spokane County School District No. 81 Spokane, School Bond Gty, 5.000%, 12/1/2030, Call 12/1/2021	650,000	726,277
State of Washington, 4.100%, 7/1/2022, Call 1/1/2019	440,000	448,774
Washington Health Care Facilities Authority, 5.000%, 10/1/2030, Call 10/1/2022	750,000	824,835
Washington State Housing Finance Commission:
5.000%, 1/1/2029, Call 1/1/2026 (5)	840,000	940,876
5.000%, 1/1/2036, Call 1/1/2025 (5)	2,125,000	2,257,281
5.000%, 1/1/2038, Call 1/1/2026 (5)	2,000,000	2,182,360
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 3.050%, 6/1/2022 (15)	750,000	773,850
WBRP 3.2 Washington Biomed Research Properties Lease:
5.000%, 1/1/2026, Call 7/1/2025	750,000	876,495
5.000%, 1/1/2031, Call 7/1/2025	940,000	1,082,203
Whidbey Island Public Hospital District:
5.000%, 12/1/2021	520,000	566,207
5.000%, 12/1/2022	510,000	563,351

		21,439,583

West Virginia — 0.2%
West Virginia Hospital Finance Authority, 5.750%, 1/1/2044, Call 1/1/2019	2,500,000	2,588,575

Wisconsin — 3.8%
City of Oak Creek, 3.000%, 6/1/2027, Call 6/1/2025	100,000	101,170
Monroe Redevelopment Authority, 5.500%, 2/15/2029, Call 2/15/2019	500,000	519,040
Public Finance Authority:
3.500%, 11/15/2023, Call 5/15/2019 (5)	750,000	755,790
3.950%, 11/15/2024, Call 11/15/2019 (5)	1,000,000	1,014,620
4.750%, 12/1/2035, Call 12/1/2020	2,000,000	2,085,420
5.000%, 11/15/2029	1,900,000	2,235,635
5.000%, 11/15/2030	1,230,000	1,453,909
5.000%, 7/1/2037, Call 7/1/2024	820,000	852,898
5.000%, 9/30/2037, Call 9/30/2027 (15)	250,000	275,368
5.000%, 7/1/2047, Call 7/1/2024	1,000,000	1,034,450
5.125%, 7/15/2037, Call 7/15/2027 (5)	2,500,000	2,511,850
State of Wisconsin:
4.000%, 5/1/2027, Call 5/1/2022	800,000	864,936
5.000%, 3/1/2023, Call 9/1/2021	2,000,000	2,196,720
5.000%, 5/1/2027, Call 5/1/2022	25,000	28,024
5.000%, 5/1/2027, Call 5/1/2022	1,580,000	1,760,389
6.000%, 5/1/2036, Call 5/1/2019	1,965,000	2,067,298
State of Wisconsin, State Appropriation:
5.750%, 5/1/2029, Call 5/1/2019	105,000	110,227
5.750%, 5/1/2029, Call 5/1/2019	1,050,000	1,100,526
6.000%, 5/1/2033, Call 5/1/2019	135,000	142,109
6.000%, 5/1/2033, Call 5/1/2019	1,280,000	1,346,637
Wisconsin Center District:
0.000%, 12/15/2033, Call 6/15/2026	2,200,000	1,184,634
0.000%, 12/15/2034, Call 6/15/2026	6,665,000	3,411,347
Wisconsin Center District, AGM:
5.250%, 12/15/2023	520,000	579,717
5.250%, 12/15/2027	1,930,000	2,211,741
Wisconsin Health & Educational Facilities Authority:
4.000%, 2/15/2042, Call 2/15/2027	1,000,000	989,340
4.750%, 10/15/2029, Call 10/15/2021	605,000	641,717
5.000%, 8/15/2018	1,000,000	1,015,950
5.000%, 6/1/2019	205,000	209,973
5.000%, 7/1/2019	340,000	355,334
5.000%, 7/1/2019	650,000	676,774
5.000%, 8/15/2019	250,000	261,898
5.000%, 8/15/2019	955,000	1,001,155
5.000%, 8/15/2020	1,060,000	1,143,676
5.000%, 3/1/2021	240,000	256,577
5.000%, 8/15/2021	1,160,000	1,280,849
5.000%, 3/1/2022	205,000	222,185
5.000%, 10/1/2022	750,000	841,012
5.000%, 12/15/2022	500,000	564,710
5.000%, 12/15/2023	500,000	572,440
5.000%, 12/15/2024	500,000	578,235
5.000%, 3/1/2025, Call 3/1/2024	315,000	344,459
5.000%, 6/1/2026, Call 6/1/2020	135,000	144,964
5.000%, 8/15/2027, Call 8/15/2022	500,000	563,140
5.000%, 12/15/2028, Call 12/15/2024	100,000	112,237
5.000%, 8/15/2029, Call 8/15/2022	1,700,000	1,922,428
5.000%, 4/1/2032, Call 10/1/2022	4,560,000	4,945,457
5.000%, 6/1/2032, Call 6/1/2022	1,000,000	1,069,490
5.000%, 8/15/2032, Call 8/15/2022	5,000,000	5,654,200
5.125%, 4/15/2031, Call 4/15/2023	250,000	271,750
5.250%, 4/1/2023, Call 4/1/2018	365,000	366,121
5.250%, 6/1/2034, Call 6/1/2020	300,000	319,671
5.375%, 8/15/2024, Call 2/15/2020	1,625,000	1,744,421
Wisconsin Health & Educational Facilities Authority, AGM, 5.000%, 7/15/2027, Call 7/15/2021	3,655,000	3,936,874
Wisconsin Housing & Economic Development Authority, 5.750%, 11/1/2025, Call 3/1/2018 (15)	630,000	630,000

		62,481,492

Wyoming — 0.1%
County of Laramie, 5.000%, 5/1/2027, Call 5/1/2021	1,000,000		1,081,850

Total Municipals (identified cost $1,570,491,886)			1,608,911,390

Mutual Funds — 1.0%
BlackRock Long-Term Municipal Advantage Trust	121,500		1,374,165
BlackRock Muni Intermediate Duration Fund, Inc.	110,000		1,466,300
BlackRock Municipal Bond Trust	93,400		1,351,498
BlackRock Municipal Income Quality Trust	107,800		1,429,428
BlackRock Municipal Income Trust	107,000		1,418,820
BlackRock MuniHoldings Quality Fund, Inc.	93,400		1,178,708
BlackRock MuniYield Quality Fund, Inc.	105,000		1,487,850
BMO Ultra Short Tax-Free Fund - Institutional Class (4)	509,839		5,128,976
Eaton Vance Municipal Income Term Trust	42,000		805,140

Total Mutual Funds (identified cost $15,746,056)			15,640,885

Short-Term Investments — 0.0%

Mutual Funds — 0.0%
BMO Government Money Market Fund - Premier Class, 1.190% (4)	504,436		504,436

Total Short-Term Investments (identified cost $504,436)			504,436

Total Investments — 99.2% (identified cost $1,586,742,378)			1,625,056,711
Other Assets and Liabilities — 0.8%			13,481,195

Total Net Assets — 100.0%		$	1,638,537,906

(4) Denotes an investment in an affiliated entity. Please refer to Note 6, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.

(5) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At February 28, 2018, these securities amounted to:

Fund	Amount	% of Total Net Assets

Intermediate Tax-Free Fund	$57,763,974	3.53%

(9) Denotes a variable rate security.

(10) Denotes a floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of February 28, 2018.

(11) Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(12) Purchased on a when-issued or delayed delivery basis.

(13) Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

(15) Securities that are subject to alternative minimum tax of the Intermediate Tax-Free Fund portfolio represent 1.97%, as calculated based upon total portfolio market value.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a) (1)   Not applicable to semi-annual reports.

(a) (2)   Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)        Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMO Funds, Inc.

/s/ John M. Blaser
By: John M. Blaser President
April 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By: John M. Blaser
President
(Principal Executive Officer)
April 25, 2018

/s/ Timothy M. Bonin
By: Timothy M. Bonin Treasurer
(Principal Financial Officer)
April 25, 2018